UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07452
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Item 1. Reports to Stockholders
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Oppenheimer V.I. International Growth Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Oppenheimer V.I. International Growth Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oppenheimer V.I. International Growth Fund (Series I)	$ 50	1.00%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 334.70M
Total number of portfolio holdings	64
Portfolio turnover rate as of the end of the reporting period	5%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 20
24
.
Top ten holdings (% of net assets)
Novo Nordisk A/S, Class B	6.06%
ASML Holding N.V.	4.04%
Reliance Industries Ltd.	3.80%
Dollarama, Inc.	3.39%
London Stock Exchange Group PLC	3.02%
Epiroc AB, Class A	2.86%
Compass Group PLC	2.70%
Next PLC	2.69%
Atlas Copco AB, Class A	2.63%
Hermes International S.C.A.	2.59%
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the
Fund's
prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, ple
as
e scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Oppenheimer V.I. International Growth Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Oppenheimer V.I. International Growth Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oppenheimer V.I. International Growth Fund (Series II)	$63	1.25%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$334.70M
Total number of portfolio holdings	64
Portfolio turnover rate as of the end of the reporting period	5%
What Comprised The Fund's Holdin
gs
?
The table and chart below show the investment makeup of the Fund as of June
30
, 2024.
Top ten holdings (% of net assets)
Novo Nordisk A/S, Class B	6.06%
ASML Holding N.V.	4.04%
Reliance Industries Ltd.	3.80%
Dollarama, Inc.	3.39%
London Stock Exchange Group PLC	3.02%
Epiroc AB, Class A	2.86%
Compass Group PLC	2.70%
Next PLC	2.69%
Atlas Copco AB, Class A	2.63%
Hermes International S.C.A.	2.59%
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including
the
Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.co
m/
proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. American Franchise Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. American Franchise Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Franchise Fund (Series I)	$48	0.86%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$848.18M
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	25%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the
Fund
as of June
30
, 20
24
.
Top ten holdings* (% of net assets)
NVIDIA Corp.	11.26%
Microsoft Corp.	10.53%
Amazon.com, Inc.	7.83%
Apple, Inc.	7.42%
Alphabet, Inc., Class A	5.52%
Meta Platforms, Inc., Class A	4.15%
Broadcom, Inc.	3.14%
Eli Lilly and Co.	3.07%
Visa, Inc., Class A	3.04%
KKR & Co., Inc., Class A	2.42%
*Excludes money market fund holdings, if any.
Sector allocation (% of net assets)

Where Can I Find More Informat
i
o
n
?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information
can
be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. American Franchise Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. American Franchise Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Franchise Fund (Series II)	$61	1.11%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$848.18M
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	25%
What Comprised The Fund's Holding
s
?
The table and chart
below
show the investment makeup of the Fund as of June 30, 202
4
.
Top ten holdings* (% of net assets)
NVIDIA Corp.	11.26%
Microsoft Corp.	10.53%
Amazon.com, Inc.	7.83%
Apple, Inc.	7.42%
Alphabet, Inc., Class A	5.52%
Meta Platforms, Inc., Class A	4.15%
Broadcom, Inc.	3.14%
Eli Lilly and Co.	3.07%
Visa, Inc., Class A	3.04%
KKR & Co., Inc., Class A	2.42%
*Excludes money market fund holdings, if any.
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be fo un
d at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. American Value Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. American Value Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Value Fund (Series I)	$48	0.91%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$341.63M
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	17%
What Comprised The Fund's Holdings?
The table and chart below show the
investment
makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Coherent Corp.	4.06%
Vertiv Holdings Co., Class A	3.66%
Lumentum Holdings, Inc.	3.39%
NRG Energy, Inc.	3.38%
Fidelity National Information Services, Inc.	3.13%
Expedia Group, Inc.	2.80%
MasTec, Inc.	2.53%
Centene Corp.	2.48%
Freeport-McMoRan, Inc.	2.39%
KBR, Inc.	2.37%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
.
Add
itionally, the Fund's proxy voting information can be found at
invesco.com/proxy-
voting
.
For additional information, please scan the QR code
at
the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. American Value Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. American Value Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Value Fund (Series II)	$61	1.16%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$341.63M
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	17%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June
30
, 2024.
Top ten holdings* (% of net assets)
Coherent Corp.	4.06%
Vertiv Holdings Co., Class A	3.66%
Lumentum Holdings, Inc.	3.39%
NRG Energy, Inc.	3.38%
Fidelity National Information Services, Inc.	3.13%
Expedia Group, Inc.	2.80%
MasTec, Inc.	2.53%
Centene Corp.	2.48%
Freeport-McMoRan, Inc.	2.39%
KBR, Inc.	2.37%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additiona
lly
, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Balanced-Risk Allocation Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	$37	0.73%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$450.38M
Total number of portfolio holdings	157
Portfolio turnover rate as of the end of the reporting period	15%
What Comprised The Fund's Holdings?
The table below shows the investment makeup of the Fund as of June 30, 2024.
Target risk contribution and notional asset exposure weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	43.09%	59.49%
Fixed Income	16.68%	46.61%
Commodities	40.23%	32.26%
Total	100.00%	138.36%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Balanced-Risk Allocation Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Balanced-Risk Allocation Fund (Series II)	$ 50	0.98%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$450.38M
Total number of portfolio holdings	157
Portfolio turnover rate as of the end of the reporting period	15%
What Comprised The Fund's Holdings?
The table below shows the investment makeup of the Fund as of June 30, 2024.
Target risk contribution and notional asset exposure weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	43.09%	59.49%
Fixed Income	16.68%	46.61%
Commodities	40.23%	32.26%
Total	100.00%	138.36%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information
, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Capital Appreciation Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Capital Appreciation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Capital Appreciation Fund (Series I)	$ 44	0.80%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$805.25M
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	25%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
NVIDIA Corp.	10.98%
Microsoft Corp.	10.57%
Apple, Inc.	7.34%
Amazon.com, Inc.	7.23%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	3.78%
Broadcom, Inc.	3.07%
Eli Lilly and Co.	2.75%
Visa, Inc., Class A	2.17%
Mastercard, Inc., Class A	2.02%
*Excludes money market fund holdings, if any.
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the
Fund's
prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Capital Appreciation Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Capital Appreciation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Capital Appreciation Fund (Series II)	$ 58	1.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$805.25M
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	25%
What Comprised The Fund's Holdings?
The table and chart below show the
investment
makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
NVIDIA Corp.	10.98%
Microsoft Corp.	10.57%
Apple, Inc.	7.34%
Amazon.com, Inc.	7.23%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	3.78%
Broadcom, Inc.	3.07%
Eli Lilly and Co.	2.75%
Visa, Inc., Class A	2.17%
Mastercard, Inc., Class A	2.02%
*Excludes money market fund holdings, if any.
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Comstock Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Comstock Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Comstock Fund (Series I)	$ 40	0.77%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 1,426.44M
Total number of portfolio holdings	95
Portfolio turnover rate as of the end of the reporting period	8%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	2.87%
Microsoft Corp.	2.82%
Philip Morris International, Inc.	2.64%
Meta Platforms, Inc., Class A	2.39%
Elevance Health, Inc.	2.35%
FedEx Corp.	2.20%
Chevron Corp.	2.15%
Alphabet, Inc., Class A	2.11%
Suncor Energy, Inc.	2.04%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Comstock Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Comstock Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Comstock Fund (Series II)	$ 53	1.02%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$1,426.44M
Total number of portfolio holdings	95
Portfolio turnover rate as of the end of the reporting period	8%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	2.87%
Microsoft Corp.	2.82%
Philip Morris International, Inc.	2.64%
Meta Platforms, Inc., Class A	2.39%
Elevance Health, Inc.	2.35%
FedEx Corp.	2.20%
Chevron Corp.	2.15%
Alphabet, Inc., Class A	2.11%
Suncor Energy, Inc.	2.04%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Core Equity Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Core Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Equity Fund (Series I)	$ 44	0.82%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$684.53M
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	18%
What Comprised The Fund's Holdings?
The table and chart below show
the
investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	8.39%
NVIDIA Corp.	7.44%
Amazon.com, Inc.	5.20%
Apple, Inc.	5.05%
Alphabet, Inc., Class A	3.84%
Meta Platforms, Inc., Class A	3.12%
JPMorgan Chase & Co.	2.83%
Eli Lilly and Co.	2.29%
Procter & Gamble Co. (The)	2.01%
Chevron Corp.	1.88%
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Core Equity Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Core Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Equity Fund (Series II)	$57	1.07%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$684.53M
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	18%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	8.39%
NVIDIA Corp.	7.44%
Amazon.com, Inc.	5.20%
Apple, Inc.	5.05%
Alphabet, Inc., Class A	3.84%
Meta Platforms, Inc., Class A	3.12%
JPMorgan Chase & Co.	2.83%
Eli Lilly and Co.	2.29%
Procter & Gamble Co. ( The )	2.01%
Chevron Corp.	1.88%
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Core Plus Bond Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Core Plus Bond Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Plus Bond Fund (Series I)	$30	0.60%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$135.09M
Total number of portfolio holdings	1,139
Portfolio turnover rate as of the end of the reporting period	222%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security Type Allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Core Plus Bond Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Core Plus Bond Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Plus Bond Fund (Series II)	$42	0.85%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$135.09M
Total number of portfolio holdings	1,139
Portfolio turnover rate as of the end of the reporting period	222%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security Type Allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Discovery Mid Cap Growth Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	$ 46	0.87%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 886.09M
Total number of portfolio holdings	89
Portfolio turnover rate as of the end of the reporting period	45%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June
30
,
2024
.
Top ten holdings* (% of net assets)
Monolithic Power Systems, Inc.	2.61%
TransDigm Group, Inc.	2.42%
Hilton Worldwide Holdings, Inc.	2.08%
Ares Management Corp., Class A	2.08%
Tenet Healthcare Corp.	2.02%
Targa Resources Corp.	1.97%
Trade Desk, Inc. (The), Class A	1.97%
Trane Technologies PLC	1.88%
ICON PLC	1.85%
Diamondback Energy, Inc.	1.82%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Discovery Mid Cap Growth Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Discovery Mid Cap Growth Fund (Series II)	$ 59	1.12%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$886.09M
Total number of portfolio holdings	89
Portfolio turnover rate as of the end of the reporting period	45%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Monolithic Power Systems, Inc.	2.61%
TransDigm Group, Inc.	2.42%
Hilton Worldwide Holdings, Inc.	2.08%
Ares Management Corp., Class A	2.08%
Tenet Healthcare Corp.	2.02%
Targa Resources Corp.	1.97%
Trade Desk, Inc. (The), Class A	1.97%
Trane Technologies PLC	1.88%
ICON PLC	1.85%
Diamondback Energy, Inc .	1.82%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Diversified Dividend Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Diversified Dividend Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Diversified Dividend Fund (Series I)	$ 37	0.72%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$436.59M
Total number of portfolio holdings	81
Portfolio turnover rate as of the end of the reporting period	20%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
JPMorgan Chase & Co.	3.36%
Walmart, Inc.	3.17%
Chevron Corp.	2.94%
Microsoft Corp.	2.53%
Merck & Co., Inc.	2.47%
Wells Fargo & Co.	2.46%
Analog Devices, Inc.	2.41%
Philip Morris International, Inc.	2.39%
Johnson & Johnson	2.20%
Morgan Stanley	2.01%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Diversified Dividend Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Diversified Dividend Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Diversified Dividend Fund (Series II)	$ 50	0.97%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$436.59M
Total number of portfolio holdings	81
Portfolio turnover rate as of the end of the reporting period	20%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
JPMorgan Chase & Co.	3.36%
Walmart, Inc.	3.17%
Chevron Corp.	2.94%
Microsoft Corp.	2.53%
Merck & Co., Inc.	2.47%
Wells Fargo & Co.	2.46%
Analog Devices, Inc.	2.41%
Philip Morris International, Inc.	2.39%
Johnson & Johnson	2.20%
Morgan Stanley	2.01%
*Excluding money market fund holdings, if any.

Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Equally-Weighted S&P 500 Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)	$ 17	0.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$485.57M
Total number of portfolio holdings	509
Portfolio turnover rate as of the end of the reporting period	12%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Carnival Corp.	0.24%
FedEx Corp.	0.24%
Norwegian Cruise Line Holdings Ltd.	0.22%
Synchrony Financial	0.22%
Baker Hughes Co., Class A	0.22%
MGM Resorts International	0.22%
Tesla, Inc.	0.22%
Salesforce, Inc.	0.22%
Intuit, Inc.	0.22%
Caesars Entertainment, Inc.	0.22%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Equally-Weighted S&P 500 Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	$ 30	0.59%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$485.57M
Total number of portfolio holdings	509
Portfolio turnover rate as of the end of the reporting period	12%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Carnival Corp.	0.24%
FedEx Corp.	0.24%
Norwegian Cruise Line Holdings Ltd.	0.22%
Synchrony Financial	0.22%
Baker Hughes Co., Class A	0.22%
MGM Resorts International	0.22%
Tesla, Inc.	0.22%
Salesforce, Inc.	0.22%
Intuit, Inc.	0.22%
Caesars Entertainment, Inc.	0.22%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Equity and Income Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Equity and Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equity and Income Fund (Series I)	$29	0.57%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$1,346.04M
Total number of portfolio holdings	1,298
Portfolio turnover rate as of the end of the reporting period	69%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Wells Fargo & Co.	2.32
U.S. Treasury Notes, 4.63%, 06/15/2027	2.28
Bank of America Corp.	2.15
U.S. Treasury Notes, 4.88%, 05/31/2026	2.12
Alphabet, Inc.	1.96
Amazon.com, Inc.	1.74
U.S. Treasury Notes, 4.63%, 05/31/2031	1.70
Exxon Mobil Corp.	1.69
Parker-Hannifin Corp.	1.28
Johnson Controls International PLC	1.24
*Excluding money market fund holdings, if any.
Security Type Allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Equity and Income Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Equity and Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equity and Income Fund (Series II)	$42	0.82%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$1,346.04M
Total number of portfolio holdings	1,298
Portfolio turnover rate as of the end of the reporting period	69%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Wells Fargo & Co.	2.32
U.S. Treasury Notes, 4.63%, 06/15/2027	2.28
Bank of America Corp.	2.15
U.S. Treasury Notes, 4.88%, 05/31/2026	2.12
Alphabet, Inc.	1.96
Amazon.com, Inc.	1.74
U.S. Treasury Notes, 4.63%, 05/31/2031	1.70
Exxon Mobil Corp.	1.69
Parker-Hannifin Corp.	1.28
Johnson Controls International PLC	1.24
*Excluding money market fund holdings, if any.
Security Type Allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. EQV International Equity Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. EQV International Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. EQV International Equity Fund (Series I)	$47	0.94%
*	Annualized.
What Are Key Statistics About The F
un
d?
(as of June 30, 2024)
Fund net assets	$ 1,201.20M
Total number of portfolio holdings	71
Portfolio turnover rate as of the end of the reporting period	17%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.70%
Investor AB, Class B	3.27%
Novo Nordisk A/S, Class B	3.26%
RELX PLC	2.85%
ICON PLC	2.41%
Broadcom, Inc.	2.32%
HDFC Bank Ltd., ADR	2.31%
CGI, Inc., Class A	2.21%
ASML Holding N.V.	2.19%
Schneider Electric SE	2.09%
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Addition
ally,
the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. EQV International Equity Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. EQV International Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. EQV International Equity Fund (Series II)	$60	1.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$1,201.20M
Total number of portfolio holdings	71
Portfolio turnover rate as of the end of the reporting period	17%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.70%
Investor AB, Class B	3.27%
Novo Nordisk A/S, Class B	3.26%
RELX PLC	2.85%
ICON PLC	2.41%
Broadcom, Inc.	2.32%
HDFC Bank Ltd., ADR	2.31%
CGI, Inc., Class A	2.21%
ASML Holding N.V.	2.19%
Schneider Electric SE	2.09%
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Global Core Equity Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Core Equity Fund (Series I)	$52	0.99%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$66.10M
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	6.19%
Amazon.com, Inc.	3.66%
Apple, Inc.	3.04%
3i Group PLC	2.86%
UnitedHealth Group, Inc.	2.73%
Berkshire Hathaway, Inc., Class B	2.59%
Constellation Software, Inc.	2.52%
Coca-Cola Co. (The)	2.39%
Alphabet, Inc., Class A	2.38%
Old Dominion Freight Line, Inc.	2.37%
Country allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Global Core Equity Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Core Equity Fund (Series II)	$65	1.24%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$66.10M
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	6.19%
Amazon.com, Inc.	3.66%
Apple, Inc.	3.04%
3i Group PLC	2.86%
UnitedHealth Group, Inc.	2.73%
Berkshire Hathaway, Inc., Class B	2.59%
Constellation Software, Inc.	2.52%
Coca-Cola Co. (The)	2.39%
Alphabet, Inc., Class A	2.38%
Old Dominion Freight Line, Inc.	2.37%
Country allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Global Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Global Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Fund (Series I)	$44	0.82%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$2,164.07M
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	3%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Alphabet, Inc., Class A	12.07%
Meta Platforms, Inc., Class A	8.26%
Novo Nordisk A/S, Class B	5.46%
Analog Devices, Inc.	5.10%
DLF Ltd.	4.86%
Intuit, Inc.	4.16%
S&P Global, Inc.	3.68%
LVMH Moet Hennessy Louis Vuitton SE	3.55%
Airbus SE	3.43%
NVIDIA Corp.	3.28%
Country allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please
scan
the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Global Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Global Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Fund (Series II)	$57	1.07%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$2,164.07M
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	3%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Alphabet, Inc., Class A	12.07%
Meta Platforms, Inc., Class A	8.26%
Novo Nordisk A/S, Class B	5.46%
Analog Devices, Inc.	5.10%
DLF Ltd.	4.86%
Intuit, Inc.	4.16%
S&P Global, Inc.	3.68%
LVMH Moet Hennessy Louis Vuitton SE	3.55%
Airbus SE	3.43%
NVIDIA Corp.	3.28%
Country allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Global Real Estate Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Global Real Estate Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Real Estate Fund (Series I)	$53	1.08%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$107.56M
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	52%
What Comprised The Fund's H
oldi
ngs?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Equinix, Inc.	7.22%
Welltower, Inc.	5.78%
Extra Space Storage, Inc.	5.52%
Rexford Industrial Realty, Inc.	3.83%
Equity Residential	3.78%
Alexandria Real Estate Equities, Inc.	3.63%
Healthpeak Properties, Inc.	3.55%
Camden Property Trust	3.24%
Invitation Homes, Inc.	3.17%
Realty Income Corp.	2.95%
Country allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at invesco
.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Global Real Estate Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Global Real Estate Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000
investment
)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Real Estate Fund (Series II)	$65	1.33%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$107.56M
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	52%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the
Fund
as of
June
30, 2024.
Top ten holdings (% of net assets)
Equinix, Inc.	7.22%
Welltower, Inc.	5.78%
Extra Space Storage, Inc.	5.52%
Rexford Industrial Realty, Inc.	3.83%
Equity Residential	3.78%
Alexandria Real Estate Equities, Inc.	3.63%
Healthpeak Properties, Inc.	3.55%
Camden Property Trust	3.24%
Invitation Homes, Inc.	3.17%
Realty Income Corp.	2.95%
Country allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information
, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Global Strategic Income Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Global Strategic Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Strategic Income Fund (Series I)	$47	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$693.77M
Total numb er of portfolio holdings	874
Portfolio turnover rate as of the end of the reporting period	108%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security Type Allocation (% of net assets)

Where Can I Find More Inf
or
mation?
You can find more information about the Fund, inclu
din
g the Fund's prospectus, financial inf
orm
ation, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the
QR
code
at
the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Global Strategic Income Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Global Strategic Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Strategic Income Fund (Series II)	$60	1.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$693.77M
Total number of portfolio holdings	874
Portfolio turnover rate as of the end of the reporting period	108%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security Type Allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR
code
at
the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Government Money Market Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Government Money Market Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Money Market Fund (Series I)	$18	0.36%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$886.33M
Total number of portfolio holdings	68
What Comprised The Fund's Holdings?
The table below shows the investment makeup of the Fund as of June 30, 2024.
Composition by maturity, in days (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the
QR
code at
the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Government Money Market Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Government Money Market Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Money Market Fund (Series II)	$31	0.61%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$886.33M
Total number of portfolio holdings	68
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Composition by maturity, in days (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Government Securities Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Government Securities Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Securities Fund (Series I)	$35	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$329.82M
Total number of portfolio holdings	439
Portfolio turnover rate as of the end of the reporting period	147%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security type allocation (% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Government Securities Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Government Securities Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Securities Fund (Series II)	$47	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$329.82M
Total number of portfolio holdings	439
Portfolio turnover rate as of the end of the reporting period	147%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security type allocation (% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Growth and Income Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Growth and Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Growth and Income Fund (Series I)	$39	0.76%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$1,309.25M
Total number of portfolio holdings	113
Portfolio turnover rate as of the end of the reporting period	10%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Bank of America Corp.	3.40%
Wells Fargo & Co.	3.39%
Alphabet, Inc., Class A	2.50%
Exxon Mobil Corp.	2.37%
CBRE Group, Inc., Class A	2.11%
Amazon.com, Inc.	2.11%
Johnson & Johnson	2.02%
Johnson Controls International PLC	2.01%
Parker-Hannifin Corp.	1.91%
Oracle Corp.	1.84%
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Growth and Income Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Growth and Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Growth and Income Fund (Series II)	$52	1.01%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30,
2024
)
Fund net assets	$1,309.25M
Total number of portfolio holdings	113
Portfolio turnover rate as of the end of the reporting period	10%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Bank of America Corp.	3.40%
Wells Fargo & Co.	3.39%
Alphabet, Inc., Class A	2.50%
Exxon Mobil Corp.	2.37%
CBRE Group, Inc., Class A	2.11%
Amazon.com, Inc.	2.11%
Johnson & Johnson	2.02%
Johnson Controls International PLC	2.01%
Parker-Hannifin Corp.	1.91%
Oracle Corp.	1.84%
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information
, and
holdings
at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR
code
at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Health Care Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Health Care Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Health Care Fund (Series I)	$ 53	1.01%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$188.39M
Total number of portfolio holdings	84
Portfolio turnover rate as of the end of the reporting period	26%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Eli Lilly and Co.	9.91%
Boston Scientific Corp.	6.02%
UnitedHealth Group, Inc.	4.54%
McKesson Corp.	4.33%
Intuitive Surgical, Inc.	4.05%
Merck & Co., Inc.	4.03%
Vertex Pharmaceuticals, Inc.	3.68%
AstraZeneca PLC, ADR	3.65%
Danaher Corp.	3.56%
Regeneron Pharmaceuticals, Inc.	3.39%
*Excluding money market fund holdings, if any.
Country allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Health Care Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Health Care Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Health Care Fund (Series II)	$67	1.26%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$188.39M
Total number of portfolio holdings	84
Portfolio turnover rate as of the end of the reporting period	26%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Eli Lilly and Co.	9.91%
Boston Scientific Corp.	6.02%
UnitedHealth Group, Inc.	4.54%
McKesson Corp.	4.33%
Intuitive Surgical, Inc.	4.05%
Merck & Co., Inc.	4.03%
Vertex Pharmaceuticals, Inc.	3.68%
AstraZeneca PLC, ADR	3.65%
Danaher Corp.	3.56%
Regeneron Pharmaceuticals, Inc.	3.39%
*Excluding money market fund holdings, if any.
Country allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. High Yield Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. High Yield Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. High Yield Fund (Series I)	$48	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$150.95M
Total number of portfolio holdings	284
Portfolio turnover rate as of the end of the reporting period	71%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	3.35
Mativ Holdings, Inc.	1.46
Allison Transmission, Inc.	1.42
Carriage Services, Inc.	1.41
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	1.41
Aethon United BR L.P./Aethon United Finance Corp.	1.21
Vistra Operations Co. LLC	1.17
Aircastle Ltd.	0.99
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.	0.99
Group 1 Automotive, Inc.	0.98
*Excluding money market fund holdings, if any.
Credit quality breakdown** (% of total investments)
BBB	2.1
BB	46.6
B	38.1
CCC and below	8.0
Cash	4.9
Not Rated	0.3
**Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. High Yield Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. High Yield Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. High Yield Fund (Series II)	$61	1.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$150.95M
Total number of portfolio holdings	284
Portfolio turnover rate as of the end of the reporting period	71%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	3.35
Mativ Holdings, Inc.	1.46
Allison Transmission, Inc.	1.42
Carriage Services, Inc.	1.41
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	1.41
Aethon United BR L.P./Aethon United Finance Corp.	1.21
Vistra Operations Co. LLC	1.17
Aircastle Ltd.	0.99
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.	0.99
Group 1 Automotive, Inc.	0.98
*Excluding money market fund holdings, if any.
Credit quality breakdown (% of total investments)
BBB	2.1
BB	46.6
B	38.1
CCC and below	8.0
Cash	4.9
Not Rated	0.3
**Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Main Street Fund
®
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Main Street Fund
®
(the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund
Costs
For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Fund ® (Series I)	$43	0.80%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$711.54M
Total number of portfolio holdings	67
Portfolio turnover rate as of the end of the reporting period	14%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	8.43%
NVIDIA Corp.	7.54%
Apple, Inc.	5.55%
Alphabet, Inc., Class A	4.86%
Amazon.com, Inc.	4.32%
Meta Platforms, Inc., Class A	2.92%
Exxon Mobil Corp.	2.70%
JPMorgan Chase & Co.	2.56%
Philip Morris International, Inc.	2.48%
UnitedHealth Group, Inc.	2.39%
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Main Street Fund
®
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Main Street Fund
®
(the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Fund ® (Series II)	$56	1.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$711.54M
Total number of portfolio holdings	67
Portfolio turnover rate as of the end of the reporting period	14%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of
June
30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	8.43%
NVIDIA Corp.	7.54%
Apple, Inc.	5.55%
Alphabet, Inc., Class A	4.86%
Amazon.com, Inc.	4.32%
Meta Platforms, Inc., Class A	2.92%
Exxon Mobil Corp.	2.70%
JPMorgan Chase & Co.	2.56%
Philip Morris International, Inc.	2.48%
UnitedHealth Group, Inc.	2.39%
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Main Street Mid Cap Fund
®
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Mid Cap Fund ® (Series I)	$49	0.96%
*	Annualized.
What Are Key Statistics
About
The Fund?
(as of June 30, 2024)
Fund net assets	$198.29M
Total number of portfolio holdings	92
Portfolio turnover rate as of the end of the reporting period	20%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top Ten Holdings* (% of total net assets)
Tenet Healthcare Corp.	1.86%
Tyler Technologies, Inc.	1.80%
Raymond James Financial, Inc.	1.80%
Howmet Aerospace, Inc.	1.76%
Xylem, Inc.	1.70%
Hubbell, Inc.	1.68%
Trade Desk, Inc. (The), Class A	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.63%
Curtiss-Wright Corp.	1.62%
*Excluding money market fund holdings, If any.
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Main Street Mid Cap Fund
®
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Mid Cap Fund ® (Series II)	$62	1.21%
*	Annualized.
What Are Key
Statistics
About The Fund?
(as of June 30, 2024)
Fund net assets	$198.29M
Total number of portfolio holdings	92
Portfolio turnover rate as of the end of the reporting period	20%
What Comprised The Fund's Holdings
?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	1.86%
Tyler Technologies, Inc.	1.80%
Raymond James Financial, Inc.	1.80%
Howmet Aerospace, Inc.	1.76%
Xylem, Inc.	1.70%
Hubbell, Inc.	1.68%
Trade Desk, Inc. (The), Class A	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.63%
Curtiss-Wright Corp.	1.62%
*Excluding money market fund holdings, If any.
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Main Street Small Cap Fund
®
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Small Cap Fund ® (Series I)	$45	0.89%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30,
2024
)
Fund net assets	$862.50M
Total number of portfolio holdings	101
Portfolio turnover rate as of the end of the reporting period	23%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.12%
Summit Materials, Inc., Class A	1.93%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.71%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services, Inc.	1.52%
*Excluding money market fund holdings, If any .
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Main Street Small Cap Fund
®
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six
Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Small Cap Fund ® (Series II)	$57	1.14%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30,
2024
)
Fund net assets	$862.50M
Total number of portfolio holdings	101
Portfolio turnover rate as of the end of the reporting period	23%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.12%
Summit Materials, Inc., Class A	1.93%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.71%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services, Inc.	1.52%
*Excluding money market fund holdings, If any.
Sector allocation (% of net
assets
)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco
®
V.I. Nasdaq 100 Buffer Fund - December
Series I
SEMI-ANNUAL SHAREHOLDER REPORT |
June
30, 2024
This semi-annual shareholder report contains important information about Invesco
®
V.I. Nasdaq 100 Buffer Fund - December (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. Nasdaq 100 Buffer Fund - December (Series I)	$37	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30,
2024
)
Fund net assets	$11.88M
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	0%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security type allocation (% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/
reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco
®
V.I. Nasdaq 100 Buffer Fund - December
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco
®
V.I. Nasdaq 100 Buffer Fund - December (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The
Last
Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. Nasdaq 100 Buffer Fund - December (Series II)	$50	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30,
2024
)
Fund net assets	$11.88M
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	0%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security type allocation (% of total
investments
)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco
®
V.I. Nasdaq 100 Buffer Fund - June
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco
®
V.I. Nasdaq 100 Buffer Fund - June (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. Nasdaq 100 Buffer Fund - June (Series I)	$36	0.70%
*	Annualized.
What Are Key Statistics
About
The Fund?
(as of June 30,
2024
)
Fund net assets	$10.38M
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	0%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security type allocation (% of total
investments
)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco
®
V.I. Nasdaq 100 Buffer Fund - June
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about
Invesco
®
V.I. Nasdaq 100 Buffer Fund - June (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. Nasdaq 100 Buffer Fund - June (Series II)	$49	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30,
2024
)
Fund net assets	$10.38M
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	0%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security type allocation (% of total
investments
)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco
®
V.I. Nasdaq 100 Buffer Fund - March
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco
®
V.I. Nasdaq 100 Buffer Fund - March (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. Nasdaq 100 Buffer Fund - March (Series I)	$36	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of
June
30, 2024)
Fund net assets	$12.15M
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	0%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security type allocation (% of total
investments
)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco
®
V.I. Nasdaq 100 Buffer Fund - March
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco
®
V.I.
Nasdaq
100 Buffer Fund - March (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. Nasdaq 100 Buffer Fund - March (Series II)	$49	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$12.15M
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	0%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security type allocation (% of total
investments
)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco
®
V.I. Nasdaq 100 Buffer Fund - September
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco
®
V.I. Nasdaq 100 Buffer Fund - September (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. Nasdaq 100 Buffer Fund - September (Series I)	$36	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June
30
, 2024)
Fund net assets	$9.94M
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	0%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security type allocation (% of
total
investments
)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco
®
V.I. Nasdaq 100 Buffer Fund - September
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco
®
V.I. Nasdaq 100 Buffer Fund - September (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $
10,000
investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. Nasdaq 100 Buffer Fund - September (Series II)	$49	0.95%
*	Annualized.
What Are Key Statistics About The
Fund
?
(as of June 30, 2024)
Fund net assets	$9.94M
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	0%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security type allocation (% of total
investments
)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco
®
V.I. S&P 500 Buffer Fund - December
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund - December (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the
Fund
at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - December (Series I)	$36	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June
30
, 2024)
Fund net assets	$33.11M
Total number of portfolio holdings	7
Portfolio turnover rate as of the end of the reporting period	0%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security type allocation (% of
total
investments
)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco
®
V.I. S&P 500 Buffer Fund - December
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund - December (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information
about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $
10,000
investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - December (Series II)	$49	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$33.11M
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	0%
What Comprised The Fund's Holdings?
The chart below show the investment makeup of the Fund as of

June 30, 2024.
Security type allocation (% of
total
investments
)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco
®
V.I. S&P 500 Buffer Fund – June
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund – June (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $
10,000
investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund – June (Series I)	$36	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$23.44M
Total number of portfolio holdings	7
Portfolio turnover rate as of the end of the reporting period	0%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of
June
30, 2024.
Security type allocation (% of
total
investments
)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco
®
V.I. S&P 500 Buffer Fund – June
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund – June (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six
Months?
(Based on a hypothetical $10,000 investment)
Fund ( Class )	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund – June (Series II)	$49	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$23.44M
Total number of portfolio holdings	7
Portfolio turnover rate as of the end of the reporting period	0%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30,
2024
.
Security type allocation (% of total
investments
)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
.
Additionally
, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco
®
V.I. S&P 500 Buffer Fund - March
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund - March (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $
10,000
investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - March (Series I)	$36	0.70%
*	Annualized.
What Are Key Statistics
About
The Fund?
(as of June 30, 2024)
Fund net assets	$34.13M
Total number of portfolio holdings	7
Portfolio turnover rate as of the end of the reporting period	0%
What Comprised The Fund's Holdings?
The chart below show the investment makeup of the Fund as of

June 30, 2024.
Security type allocation (% of
total
investments
)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco
®
V.I. S&P 500 Buffer Fund - March
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund - March (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $
10,000
investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - March (Series II)	$49	0.95%
*	Annualized.
What Are Key
Statistics
About The Fund?
(as of June 30, 2024)
Fund net assets	$34.13M
Total number of portfolio holdings	7
Portfolio turnover rate as of the end of the reporting period	0%
What Comprised The Fund's Holdings?
The chart below show the investment makeup of the Fund as of

June 30, 2024.
Security type allocation (% of total
investments
)

Where Can I Find More Information?
You can find more information about the Fund,
including
the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco
®
V.I. S&P 500 Buffer Fund - September
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This
semi-annual shareholder report
 contains important information about Invesco
®
V.I. S&P 500 Buffer Fund - September (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com
/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - September (Series I)	$36	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$36.72M
Total number of portfolio holdings	7
Portfolio turnover rate as of the end of the reporting period	0%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security type allocation (% of total
investments
)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco
®
V.I. S&P 500 Buffer Fund - September
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund - September (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - September (Series II)	$49	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 36.72M
Total number of portfolio holdings	7
Portfolio turnover rate as of the end of the reporting period	0%
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Security type allocation (% of total investments)

Where Can I Find More Information?
You can find more information about the Fund,
including
the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Small Cap Equity Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Small Cap Equity Fund (Series I)	$51	0.99%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$216.55M
Total number of portfolio holdings	97
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	2.37%
Sprouts Farmers Market, Inc.	2.03%
Taylor Morrison Home Corp., Class A	2.02%
Summit Materials, Inc., Class A	1.84%
Piper Sandler Cos.	1.73%
Applied Industrial Technologies, Inc.	1.68%
ITT, Inc.	1.67%
Ollie's Bargain Outlet Holdings, Inc.	1.55%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.50%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus
, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Small Cap Equity Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Small Cap Equity Fund (Series II)	$63	1.24%
*	Annualized.
What Are Key
Statistics
About The Fund?
(as of June 30, 2024)
Fund net assets	$216.55M
Total number of portfolio holdings	97
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June
30
, 2024.
Top ten holdings* (% of net
assets
)
Tenet Healthcare Corp.	2.37%
Sprouts Farmers Market, Inc.	2.03%
Taylor Morrison Home Corp., Class A	2.02%
Summit Materials, Inc., Class A	1.84%
Piper Sandler Cos.	1.73%
Applied Industrial Technologies, Inc.	1.68%
ITT, Inc.	1.67%
Ollie's Bargain Outlet Holdings, Inc.	1.55%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.50%
*Excluding money market fund holdings, if any.
Sector allocation (% of
net
assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Technology Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Technology Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Technology Fund (Series I)	$54	0.98%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$195.29M
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	50%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
NVIDIA Corp.	9.66%
Apple, Inc.	6.46%
Microsoft Corp.	6.44%
Broadcom, Inc.	4.52%
Amazon.com, Inc.	4.31%
Alphabet, Inc., Class A	3.94%
Meta Platforms, Inc., Class A	3.56%
Lam Research Corp.	2.91%
ASML Holding N.V., New York Shares	2.58%
Arista Networks, Inc.	2.48%
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. Technology Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. Technology Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Technology Fund (Series II)	$67	1.23%
*	Annualized.
What Are Key Statistics
About
The Fund?
(as of June 30, 2024)
Fund net assets	$195.29M
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	50%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
NVIDIA Corp.	9.66%
Apple, Inc.	6.46%
Microsoft Corp.	6.44%
Broadcom, Inc.	4.52%
Amazon.com, Inc.	4.31%
Alphabet, Inc., Class A	3.94%
Meta Platforms, Inc., Class A	3.56%
Lam Research Corp.	2.91%
ASML Holding N.V., New York Shares	2.58%
Arista Networks, Inc.	2.48%
Sector allocation (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. U.S. Government Money Portfolio
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. U.S. Government Money Portfolio (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. U.S. Government Money Portfolio (Series I)	$ 36	0.72%
*	Annualized.
What Are Key
Statistics
About The Fund?
(as of June 30, 2024)
Fund net assets	$287.48M
Total number of portfolio holdings	64
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30,
2024
.
Composition by maturity, in days (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco V.I. U.S. Government Money Portfolio
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco V.I. U.S. Government Money Portfolio (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. U.S. Government Money Portfolio (Series II)	$49	0.97%
*	Annualized.
What Are Key Statistics About
The
Fund?
(as of June 30, 2024)
Fund net assets	$287.48M
Total number of portfolio holdings	64
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Composition by maturity, in days (% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.

For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

(b) Not applicable.

Item 2. Code of Ethics

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

Investments in securities of unaffiliated issuers is filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco Oppenheimer V.I. International Growth Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Proxy Results
17	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	O-VIIGR-NCSRS

Schedule of Investments
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.12%
Australia–3.08%
CSL Ltd.	26,388	$5,174,612
James Hardie Industries PLC, CDI(a)	163,571	5,119,381
		10,293,993
Canada–5.68%
Alimentation Couche-Tard, Inc.	136,204	7,643,274
Dollarama, Inc.	124,397	11,358,086
		19,001,360
Denmark–6.06%
Novo Nordisk A/S, Class B	141,870	20,299,434
France–13.87%
Airbus SE	28,800	3,952,703
Capgemini SE	17,273	3,431,065
Dassault Systemes SE	61,582	2,315,543
Edenred SE	86,734	3,678,547
EssilorLuxottica S.A.	18,884	4,057,861
Hermes International S.C.A.	3,751	8,663,405
L’Oreal S.A.	12,296	5,412,276
LVMH Moet Hennessy Louis Vuitton SE	11,049	8,483,321
Sartorius Stedim Biotech	15,484	2,558,908
Schneider Electric SE	16,132	3,867,579
		46,421,208
Germany–4.54%
AIXTRON SE	134,241	2,633,810
CTS Eventim AG & Co. KGaA	37,026	3,082,393
SAP SE	12,816	2,574,421
Siemens AG	37,133	6,911,399
		15,202,023
India–6.58%
Dr Lal PathLabs Ltd.(b)	149,423	4,976,026
ICICI Bank Ltd.	299,508	4,310,939
Reliance Industries Ltd.	339,873	12,740,692
		22,027,657
Ireland–2.30%
Flutter Entertainment PLC(a)	42,406	7,713,569
Japan–7.77%
Daikin Industries Ltd.	34,400	4,789,019
Hitachi Ltd.	290,000	6,529,730
Hoya Corp.	30,393	3,554,137
Keyence Corp.	13,624	5,962,924
Kobe Bussan Co. Ltd.	123,300	2,746,626
MonotaRO Co. Ltd.(c)	206,300	2,416,098
		25,998,534
Netherlands–8.43%
Aalberts N.V.	63,993	2,591,253
ASM International N.V.	7,581	5,794,734
ASML Holding N.V.	13,249	13,502,928
Universal Music Group N.V.	212,869	6,332,484
		28,221,399
Shares		Value
New Zealand–0.74%
Xero Ltd.(a)	27,367	$2,474,974
Spain–2.10%
Amadeus IT Group S.A.	105,538	7,022,963
Sweden–6.29%
Atlas Copco AB, Class A	470,110	8,826,898
Beijer Ref AB	173,148	2,672,493
Epiroc AB, Class A	477,369	9,565,207
		21,064,598
Switzerland–2.80%
Lonza Group AG	3,341	1,818,856
Sika AG	9,947	2,839,466
VAT Group AG(b)	8,369	4,725,614
		9,383,936
Taiwan–1.73%
Taiwan Semiconductor Manufacturing Co. Ltd.	195,000	5,777,385
United Kingdom–20.43%
Ashtead Group PLC	77,547	5,170,342
AstraZeneca PLC	18,668	2,905,356
Auto Trader Group PLC(b)	534,741	5,382,254
BAE Systems PLC	108,023	1,799,299
Compass Group PLC	331,878	9,041,453
ConvaTec Group PLC(b)	936,036	2,773,208
JD Sports Fashion PLC	3,736,729	5,611,208
London Stock Exchange Group PLC	85,400	10,126,588
Next PLC	78,855	8,998,777
Rentokil Initial PLC	968,068	5,622,149
Rightmove PLC	559,979	3,779,890
RS Group PLC	336,955	2,977,807
Trainline PLC(a)(b)	1,062,619	4,189,394
		68,377,725
United States–6.72%
EPAM Systems, Inc.(a)	22,162	4,168,894
Experian PLC	73,629	3,420,563
Ferguson PLC	40,360	7,740,512
ResMed, Inc.(c)	37,415	7,161,979
		22,491,948
Total Common Stocks & Other Equity Interests (Cost $177,813,782)		331,772,706
Money Market Funds–0.96%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	1,120,295	1,120,295
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)(e)	799,777	800,017
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	1,280,337	1,280,337
Total Money Market Funds (Cost $3,200,649)		3,200,649
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.08% (Cost $181,014,431)		334,973,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Oppenheimer V.I. International Growth Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.12%
Invesco Private Government Fund, 5.31%(d)(e)(f)	1,990,669	$1,990,669
Invesco Private Prime Fund, 5.48%(d)(e)(f)	5,117,326	5,118,861
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,109,530)		7,109,530
TOTAL INVESTMENTS IN SECURITIES—102.20% (Cost $188,123,961)		342,082,885
OTHER ASSETS LESS LIABILITIES–(2.20)%		(7,378,853)
NET ASSETS–100.00%		$334,704,032
Investment Abbreviations:
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2024 was $22,046,496, which represented 6.59% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at June 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6	$7,058,466	$(5,938,177)	$-	$-	$1,120,295	$28,520
Invesco Liquid Assets Portfolio, Institutional Class	-	5,041,761	(4,241,539)	-	(205)	800,017	21,185
Invesco Treasury Portfolio, Institutional Class	7	8,066,818	(6,786,488)	-	-	1,280,337	32,513
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	10,089,833	(8,099,164)	-	-	1,990,669	32,992*
Invesco Private Prime Fund	-	27,312,387	(22,192,027)	-	(1,499)	5,118,861	87,878*
Total	$13	$57,569,265	$(47,257,395)	$-	$(1,704)	$10,310,179	$203,088

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Oppenheimer V.I. International Growth Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $177,813,782)*	$331,772,706
Investments in affiliated money market funds, at value (Cost $10,310,179)	10,310,179
Cash	738,735
Foreign currencies, at value (Cost $487,156)	484,765
Receivable for:
Fund shares sold	42,131
Dividends	383,512
Foreign withholding tax claims	237,312
Investment for trustee deferred compensation and retirement plans	51,616
Total assets	344,020,956
Liabilities:
Payable for:
Investments purchased	1,151,234
Fund shares reacquired	173,737
Accrued foreign taxes	611,737
Collateral upon return of securities loaned	7,109,530
Accrued fees to affiliates	189,495
Accrued other operating expenses	29,575
Trustee deferred compensation and retirement plans	51,616
Total liabilities	9,316,924
Net assets applicable to shares outstanding	$334,704,032
Net assets consist of:
Shares of beneficial interest	$157,078,045
Distributable earnings	177,625,987
$334,704,032
Net Assets:
Series I	$183,251,454
Series II	$151,452,578
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	88,246,034
Series II	68,983,669
Series I:
Net asset value per share	$2.08
Series II:
Net asset value per share	$2.20

*	At June 30, 2024, securities with an aggregate value of $6,854,963 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $195,057)	$2,673,836
Dividends from affiliated money market funds (includes net securities lending income of $2,979)	85,197
Foreign withholding tax claims	237,312
Total investment income	2,996,345
Expenses:
Advisory fees	1,627,315
Administrative services fees	278,875
Custodian fees	22,080
Distribution fees - Series II	192,290
Transfer agent fees	7,920
Trustees’ and officers’ fees and benefits	10,616
Reports to shareholders	33,586
Professional services fees	24,851
Other	1,848
Total expenses	2,199,381
Less: Fees waived	(311,221)
Net expenses	1,888,160
Net investment income	1,108,185
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $10,535)	3,679,668
Affiliated investment securities	(1,704)
Foreign currencies	(295)
Forward foreign currency contracts	7,254
3,684,923
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $359,241)	4,417,066
Foreign currencies	(40,443)
4,376,623
Net realized and unrealized gain	8,061,546
Net increase in net assets resulting from operations	$9,169,731

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Oppenheimer V.I. International Growth Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$1,108,185	$775,576
Net realized gain	3,684,923	22,352,873
Change in net unrealized appreciation	4,376,623	39,962,717
Net increase in net assets resulting from operations	9,169,731	63,091,166
Distributions to shareholders from distributable earnings:
Series I	—	(1,077,626)
Series II	—	(455,498)
Total distributions from distributable earnings	—	(1,533,124)
Share transactions–net:
Series I	(10,702,500)	(11,651,832)
Series II	(9,315,117)	(18,867,280)
Net increase (decrease) in net assets resulting from share transactions	(20,017,617)	(30,519,112)
Net increase (decrease) in net assets	(10,847,886)	31,038,930
Net assets:
Beginning of period	345,551,918	314,512,988
End of period	$334,704,032	$345,551,918
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Oppenheimer V.I. International Growth Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Series I
Six months ended 06/30/24	$2.02	$0.01	$0.05	$0.06	$—	$—	$—	$2.08	2.97%	$183,251	1.00%(e)	1.18%(e)	0.77%(e)	5%
Year ended 12/31/23	1.68	0.01	0.34	0.35	(0.01)	—	(0.01)	2.02	21.06	188,898	1.00	1.17	0.35	15
Year ended 12/31/22	2.92	0.01	(0.83)	(0.82)	—	(0.42)	(0.42)	1.68	(27.13)	167,154	1.00	1.18	0.51	26
Year ended 12/31/21	2.91	(0.00)	0.30	0.30	—	(0.29)	(0.29)	2.92	10.22	235,425	1.00	1.13	(0.16)	22
Year ended 12/31/20	2.45	(0.00)	0.52	0.52	(0.02)	(0.04)	(0.06)	2.91	21.50	230,463	1.00	1.15	(0.01)	37
Year ended 12/31/19	2.03	0.02	0.54	0.56	(0.02)	(0.12)	(0.14)	2.45	28.60	221,944	1.00	1.13	0.91	51
Series II
Six months ended 06/30/24	2.14	0.01	0.05	0.06	—	—	—	2.20	2.80	151,453	1.25(e)	1.43(e)	0.52(e)	5
Year ended 12/31/23	1.78	0.00	0.37	0.37	(0.01)	—	(0.01)	2.14	20.64	156,654	1.25	1.42	0.10	15
Year ended 12/31/22	3.06	0.01	(0.87)	(0.86)	—	(0.42)	(0.42)	1.78	(27.17)	147,359	1.25	1.43	0.26	26
Year ended 12/31/21	3.04	(0.01)	0.32	0.31	—	(0.29)	(0.29)	3.06	10.12	208,901	1.25	1.38	(0.41)	22
Year ended 12/31/20	2.56	(0.01)	0.55	0.54	(0.02)	(0.04)	(0.06)	3.04	21.04	271,421	1.25	1.40	(0.26)	37
Year ended 12/31/19	2.12	0.02	0.56	0.58	(0.02)	(0.12)	(0.14)	2.56	27.95	252,753	1.25	1.38	0.67	51

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the year ended December 31, 2019.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Oppenheimer V.I. International Growth Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Oppenheimer V.I. International Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
7	Invesco Oppenheimer V.I. International Growth Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any.
G.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could
8	Invesco Oppenheimer V.I. International Growth Fund

experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.	Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $250 million	1.000%
Next $250 million	0.900%
Next $500 million	0.850%
Over $1 billion	0.820%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.96%.
9	Invesco Oppenheimer V.I. International Growth Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least April 30, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.00% and Series II shares to 1.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $311,221.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $24,509 for accounting and fund administrative services and was reimbursed $254,366 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2024, the Fund incurred $1,080 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
10	Invesco Oppenheimer V.I. International Growth Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$10,293,993	$—	$10,293,993
Canada	19,001,360	—	—	19,001,360
Denmark	—	20,299,434	—	20,299,434
France	—	46,421,208	—	46,421,208
Germany	—	15,202,023	—	15,202,023
India	—	22,027,657	—	22,027,657
Ireland	—	7,713,569	—	7,713,569
Japan	—	25,998,534	—	25,998,534
Netherlands	—	28,221,399	—	28,221,399
New Zealand	—	2,474,974	—	2,474,974
Spain	—	7,022,963	—	7,022,963
Sweden	—	21,064,598	—	21,064,598
Switzerland	—	9,383,936	—	9,383,936
Taiwan	—	5,777,385	—	5,777,385
United Kingdom	—	68,377,725	—	68,377,725
United States	11,330,873	11,161,075	—	22,491,948
Money Market Funds	3,200,649	7,109,530	—	10,310,179
Total Investments	$33,532,882	$308,550,003	$—	$342,082,885
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$7,254
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$997,468
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
11	Invesco Oppenheimer V.I. International Growth Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $15,815,364 and $38,208,614, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$158,409,944
Aggregate unrealized (depreciation) of investments	(7,945,255)
Net unrealized appreciation of investments	$150,464,689
Cost of investments for tax purposes is $191,618,196.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	2,830,396	$5,859,022	9,587,520	$17,526,213
Series II	2,262,784	4,956,498	10,494,130	20,716,108
Issued as reinvestment of dividends:
Series I	-	-	653,107	1,077,626
Series II	-	-	260,284	455,498
Reacquired:
Series I	(8,136,076)	(16,561,522)	(16,236,526)	(30,255,671)
Series II	(6,569,884)	(14,271,615)	(20,440,720)	(40,038,886)
Net increase (decrease) in share activity	(9,612,780)	$(20,017,617)	(15,682,205)	$(30,519,112)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
12	Invesco Oppenheimer V.I. International Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Oppenheimer V.I. International Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World ex-U.S.® Index (Index).  The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the Index
13	Invesco Oppenheimer V.I. International Growth Fund

for the three year period.  The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were above and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.
The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees and total expense ratio were in the fifth quintile of its expense group and discussed with management reasons for such relative contractual management fees and total expenses. The Board requested and considered additional information from management regarding such relative contractual management fees and total expenses, including the differentiated client base associated with variable insurance products. As previously noted, the independent Trustees reviewed and considered additional information provided  by management, including with respect to the Fund’s contractual management fee schedule and the Fund’s total expense ratio relative to peers. The independent Trustees met and discussed those responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco
Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
14	Invesco Oppenheimer V.I. International Growth Fund

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15	Invesco Oppenheimer V.I. International Growth Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
16	Invesco Oppenheimer V.I. International Growth Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17	Invesco Oppenheimer V.I. International Growth Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. American Franchise Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Proxy Results
16	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VK-VIAMFR-NCSRS

Schedule of Investments(a)
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.33%
Advertising–1.21%
Trade Desk, Inc. (The), Class A(b)	104,951	$10,250,564
Aerospace & Defense–1.15%
Airbus SE (France)	17,850	2,449,853
TransDigm Group, Inc.	5,712	7,297,708
		9,747,561
Application Software–2.32%
Cadence Design Systems, Inc.(b)	41,256	12,696,534
HubSpot, Inc.(b)	11,801	6,960,112
		19,656,646
Asset Management & Custody Banks–3.54%
Blackstone, Inc., Class A	76,440	9,463,272
KKR & Co., Inc., Class A(c)	195,441	20,568,211
		30,031,483
Automotive Retail–0.57%
O’Reilly Automotive, Inc.(b)	4,567	4,823,026
Biotechnology–1.03%
Regeneron Pharmaceuticals, Inc.(b)	8,336	8,761,386
Broadline Retail–8.45%
Amazon.com, Inc.(b)	343,786	66,436,645
MercadoLibre, Inc. (Brazil)(b)	3,191	5,244,089
		71,680,734
Communications Equipment–1.81%
Arista Networks, Inc.(b)	43,691	15,312,822
Construction Machinery & Heavy Transportation Equipment– 0.63%
Wabtec Corp.	33,656	5,319,331
Construction Materials–0.58%
Martin Marietta Materials, Inc.	9,068	4,913,042
Consumer Staples Merchandise Retail–0.54%
Costco Wholesale Corp.(c)	5,348	4,545,747
Diversified Financial Services–0.20%
Apollo Global Management, Inc.	14,552	1,718,155
Diversified Metals & Mining–0.47%
Teck Resources Ltd., Class B (Canada)	83,159	3,983,316
Diversified Support Services–0.64%
Cintas Corp.	7,739	5,419,312
Electrical Components & Equipment–2.15%
Eaton Corp. PLC	25,729	8,067,328
Vertiv Holdings Co., Class A	117,556	10,176,823
		18,244,151
Financial Exchanges & Data–1.72%
S&P Global, Inc.	32,743	14,603,378
Shares		Value
Food Distributors–0.58%
US Foods Holding Corp.(b)	93,530	$4,955,219
Health Care Equipment–4.86%
Boston Scientific Corp.(b)	55,960	4,309,480
DexCom, Inc.(b)	64,968	7,366,072
Edwards Lifesciences Corp.(b)	84,451	7,800,739
IDEXX Laboratories, Inc.(b)	6,370	3,103,464
Intuitive Surgical, Inc.(b)	42,005	18,685,924
		41,265,679
Home Improvement Retail–1.10%
Lowe’s Cos., Inc.	42,402	9,347,945
Hotels, Resorts & Cruise Lines–1.41%
Booking Holdings, Inc.	3,013	11,935,999
Industrial Machinery & Supplies & Components–0.63%
Parker-Hannifin Corp.	10,518	5,320,110
Integrated Oil & Gas–1.13%
Suncor Energy, Inc. (Canada)	252,655	9,626,155
Interactive Home Entertainment–1.15%
Nintendo Co. Ltd. (Japan)	76,400	4,079,877
Take-Two Interactive Software, Inc.(b)	36,669	5,701,663
		9,781,540
Interactive Media & Services–9.67%
Alphabet, Inc., Class A	257,006	46,813,643
Meta Platforms, Inc., Class A	69,893	35,241,448
		82,055,091
Life Sciences Tools & Services–1.08%
Danaher Corp.	36,668	9,161,500
Movies & Entertainment–2.33%
Netflix, Inc.(b)	23,218	15,669,364
Spotify Technology S.A. (Sweden)(b)	13,039	4,091,508
		19,760,872
Oil & Gas Equipment & Services–0.10%
Schlumberger N.V.	18,780	886,040
Passenger Ground Transportation–1.29%
Uber Technologies, Inc.(b)	150,215	10,917,626
Pharmaceuticals–3.07%
Eli Lilly and Co.	28,744	26,024,243
Semiconductor Materials & Equipment–2.54%
ASML Holding N.V., New York Shares (Netherlands)	12,086	12,360,715
Lam Research Corp.	8,619	9,177,942
		21,538,657
Semiconductors–19.10%
Advanced Micro Devices, Inc.(b)	85,899	13,933,677
Broadcom, Inc.	16,592	26,638,954
Microchip Technology, Inc.	95,284	8,718,486
Micron Technology, Inc.	43,980	5,784,689

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. American Franchise Fund

Shares		Value
Semiconductors–(continued)
Monolithic Power Systems, Inc.	13,878	$11,403,275
NVIDIA Corp.	772,907	95,484,931
		161,964,012
Systems Software–11.82%
Microsoft Corp.	199,775	89,289,436
ServiceNow, Inc.(b)	13,957	10,979,553
		100,268,989
Technology Hardware, Storage & Peripherals–7.42%
Apple, Inc.	298,871	62,948,210
Trading Companies & Distributors–0.52%
United Rentals, Inc.(c)	6,770	4,378,362
Transaction & Payment Processing Services–3.52%
Fiserv, Inc.(b)	27,014	4,026,167
Visa, Inc., Class A(c)	98,367	25,818,386
		29,844,553
Total Common Stocks & Other Equity Interests (Cost $385,452,103)		850,991,456
Money Market Funds–0.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	244,519	244,519
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)(e)	173,309	$173,361
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	279,450	279,450
Total Money Market Funds (Cost $697,304)		697,330
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.41% (Cost $386,149,407)		851,688,786
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.84%
Invesco Private Government Fund, 5.31%(d)(e)(f)	5,554,181	5,554,181
Invesco Private Prime Fund, 5.48%(d)(e)(f)	26,943,496	26,951,579
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,505,760)		32,505,760
TOTAL INVESTMENTS IN SECURITIES–104.25% (Cost $418,655,167)		884,194,546
OTHER ASSETS LESS LIABILITIES—(4.25)%		(36,015,770)
NET ASSETS–100.00%		$848,178,776
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,408,120	$22,576,956	$(23,740,557)	$-	$-	$244,519	$43,420
Invesco Liquid Assets Portfolio, Institutional Class	1,005,025	16,126,397	(16,957,540)	(315)	(206)	173,361	32,052
Invesco Treasury Portfolio, Institutional Class	1,609,279	25,802,236	(27,132,065)	-	-	279,450	49,497
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,289,337	169,391,702	(189,126,858)	-	-	5,554,181	449,720*
Invesco Private Prime Fund	65,029,725	366,538,409	(404,596,654)	(2,994)	(16,907)	26,951,579	1,201,199*
Total	$94,341,486	$600,435,700	$(661,553,674)	$(3,309)	$(17,113)	$33,203,090	$1,775,888

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. American Franchise Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $385,452,103)*	$850,991,456
Investments in affiliated money market funds, at value (Cost $33,203,064)	33,203,090
Cash	104,123
Foreign currencies, at value (Cost $66,406)	67,102
Receivable for:
Investments sold	2,084,567
Fund shares sold	65,877
Dividends	139,171
Investment for trustee deferred compensation and retirement plans	209,092
Other assets	966
Total assets	886,865,444
Liabilities:
Payable for:
Fund shares reacquired	5,491,651
Accrued foreign taxes	14,957
Collateral upon return of securities loaned	32,505,760
Accrued fees to affiliates	435,180
Accrued other operating expenses	21,182
Trustee deferred compensation and retirement plans	217,938
Total liabilities	38,686,668
Net assets applicable to shares outstanding	$848,178,776
Net assets consist of:
Shares of beneficial interest	$346,422,630
Distributable earnings	501,756,146
$848,178,776
Net Assets:
Series I	$555,366,226
Series II	$292,812,550
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	7,669,951
Series II	4,486,287
Series I:
Net asset value per share	$72.41
Series II:
Net asset value per share	$65.27

*	At June 30, 2024, securities with an aggregate value of $31,606,165 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $57,003)	$2,023,192
Dividends from affiliated money market funds (includes net securities lending income of $51,420)	176,389
Total investment income	2,199,581
Expenses:
Advisory fees	2,659,123
Administrative services fees	653,243
Custodian fees	5,625
Distribution fees - Series II	343,139
Transfer agent fees	17,467
Trustees’ and officers’ fees and benefits	12,053
Reports to shareholders	63,659
Professional services fees	24,185
Other	2,102
Total expenses	3,780,596
Less: Fees waived	(2,565)
Net expenses	3,778,031
Net investment income (loss)	(1,578,450)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	47,237,554
Affiliated investment securities	(17,113)
Foreign currencies	(4,469)
47,215,972
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	116,486,481
Affiliated investment securities	(3,309)
Foreign currencies	(1,531)
116,481,641
Net realized and unrealized gain	163,697,613
Net increase in net assets resulting from operations	$162,119,163

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. American Franchise Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income (loss)	$(1,578,450)	$(1,125,066)
Net realized gain	47,215,972	1,678,351
Change in net unrealized appreciation	116,481,641	218,937,095
Net increase in net assets resulting from operations	162,119,163	219,490,380
Distributions to shareholders from distributable earnings:
Series I	—	(9,544,532)
Series II	—	(5,353,524)
Total distributions from distributable earnings	—	(14,898,056)
Share transactions–net:
Series I	(29,378,217)	(28,987,706)
Series II	(9,917,057)	(8,537,255)
Net increase (decrease) in net assets resulting from share transactions	(39,295,274)	(37,524,961)
Net increase in net assets	122,823,889	167,067,363
Net assets:
Beginning of period	725,354,887	558,287,524
End of period	$848,178,776	$725,354,887
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. American Franchise Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$58.96	$(0.10)	$13.55	$13.45	$—	$—	$—	$72.41	22.81%	$555,366	0.86%(d)	0.86%(d)	(0.31)%(d)	25%
Year ended 12/31/23	42.84	(0.05)	17.35	17.30	—	(1.18)	(1.18)	58.96	40.93	478,288	0.86	0.86	(0.09)	63
Year ended 12/31/22	88.63	(0.03)	(27.15)	(27.18)	—	(18.61)	(18.61)	42.84	(31.11)	371,020	0.86	0.86	(0.05)	108
Year ended 12/31/21	89.10	(0.39)	11.37	10.98	—	(11.45)	(11.45)	88.63	11.92	591,907	0.86	0.86	(0.41)	68
Year ended 12/31/20	67.15	(0.13)	28.00	27.87	(0.06)	(5.86)	(5.92)	89.10	42.35	611,334	0.86	0.86	(0.18)	54
Year ended 12/31/19	57.15	0.10	19.86	19.96	—	(9.96)	(9.96)	67.15	36.76	490,366	0.86	0.87	0.15	40
Series II
Six months ended 06/30/24	53.21	(0.17)	12.23	12.06	—	—	—	65.27	22.66	292,813	1.11(d)	1.11(d)	(0.56)(d)	25
Year ended 12/31/23	38.85	(0.16)	15.70	15.54	—	(1.18)	(1.18)	53.21	40.60	247,067	1.11	1.11	(0.34)	63
Year ended 12/31/22	83.04	(0.18)	(25.40)	(25.58)	—	(18.61)	(18.61)	38.85	(31.30)	187,267	1.11	1.11	(0.30)	108
Year ended 12/31/21	84.31	(0.59)	10.77	10.18	—	(11.45)	(11.45)	83.04	11.65	254,909	1.11	1.11	(0.66)	68
Year ended 12/31/20	63.90	(0.31)	26.58	26.27	—	(5.86)	(5.86)	84.31	41.99	218,808	1.11	1.11	(0.43)	54
Year ended 12/31/19	54.90	(0.07)	19.03	18.96	—	(9.96)	(9.96)	63.90	36.43	162,221	1.11	1.12	(0.10)	40

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. American Franchise Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. American Franchise Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital growth.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
7	Invesco V.I. American Franchise Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner
8	Invesco V.I. American Franchise Fund

consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $4,482 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.670%
Next $500 million	0.645%
Next $550 million	0.620%
Next $3.45 billion	0.600%
Next $250 million	0.595%
Next $2.25 billion	0.570%
Next $2.5 billion	0.545%
Over $10 billion	0.520%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.67%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at
9	Invesco V.I. American Franchise Fund

any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $2,565.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $57,093 for accounting and fund administrative services and was reimbursed $596,150 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2024, the Fund incurred $1,493 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$844,461,726	$6,529,730	$—	$850,991,456
Money Market Funds	697,330	32,505,760	—	33,203,090
Total Investments	$845,159,056	$39,035,490	$—	$884,194,546
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
10	Invesco V.I. American Franchise Fund

NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $196,439,690 and $233,301,187, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$462,618,825
Aggregate unrealized (depreciation) of investments	(3,148,250)
Net unrealized appreciation of investments	$459,470,575
Cost of investments for tax purposes is $424,723,971.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	190,323	$12,593,545	383,509	$19,833,437
Series II	240,132	14,388,635	400,913	19,137,248
Issued as reinvestment of dividends:
Series I	-	-	193,014	9,544,532
Series II	-	-	119,900	5,353,524
Reacquired:
Series I	(632,643)	(41,971,762)	(1,125,807)	(58,365,675)
Series II	(396,991)	(24,305,692)	(697,492)	(33,028,027)
Net increase (decrease) in share activity	(599,179)	$(39,295,274)	(725,963)	$(37,524,961)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
11	Invesco V.I. American Franchise Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. American Franchise Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
 The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Growth Index (Index).  The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one and five year periods, and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods.  The Board further considered that the Fund
12	Invesco V.I. American Franchise Fund

underwent a portfolio management team change in November 2022, and that performance results prior to such date were those of the prior portfolio management team.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.
The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such total expenses.  The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products.  As previously noted, the independent Trustees reviewed and considered additional information provided by management, including with respect to the Fund’s total expense ratio relative to peer funds. The independent Trustees met and discussed those responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.  The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities
13	Invesco V.I. American Franchise Fund

lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14	Invesco V.I. American Franchise Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
15	Invesco V.I. American Franchise Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16	Invesco V.I. American Franchise Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. American Value Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
16	Proxy Results
17	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VK-VIAMVA-NCSRS

Schedule of Investments(a)
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.11%
Aerospace & Defense–2.17%
Leonardo S.p.A. (Italy)	319,400	$7,400,121
Agricultural & Farm Machinery–0.48%
AGCO Corp.	16,800	1,644,384
Automotive Parts & Equipment–0.88%
Dana, Inc.	247,500	2,999,700
Biotechnology–1.89%
Amicus Therapeutics, Inc.(b)(c)	102,000	1,011,840
Apellis Pharmaceuticals, Inc.(b)	22,400	859,264
Ascendis Pharma A/S, ADR (Denmark)(b)	8,000	1,091,040
Ionis Pharmaceuticals, Inc.(b)	28,100	1,339,246
Neurocrine Biosciences, Inc.(b)	8,500	1,170,195
Ultragenyx Pharmaceutical, Inc.(b)	24,000	986,400
		6,457,985
Coal & Consumable Fuels–0.85%
Cameco Corp. (Canada)	58,777	2,891,828
Communications Equipment–3.39%
Lumentum Holdings, Inc.(b)(c)	227,134	11,565,663
Construction & Engineering–4.12%
AECOM	61,587	5,428,278
MasTec, Inc.(b)(c)	80,900	8,655,491
		14,083,769
Construction Machinery & Heavy Transportation Equipment– 1.19%
Oshkosh Corp.	37,659	4,074,704
Copper–2.39%
Freeport-McMoRan, Inc.	168,100	8,169,660
Diversified Banks–1.74%
U.S. Bancorp	149,500	5,935,150
Diversified Chemicals–1.14%
Huntsman Corp.	171,300	3,900,501
Diversified Metals & Mining–3.00%
Anglo American PLC (South Africa)	107,600	3,400,211
Teck Resources Ltd., Class B (Canada)	143,300	6,864,070
		10,264,281
Electric Utilities–3.38%
NRG Energy, Inc.	148,300	11,546,638
Electrical Components & Equipment–3.66%
Vertiv Holdings Co., Class A	144,482	12,507,807
Electronic Components–4.06%
Coherent Corp.(b)(c)	191,413	13,869,786
Electronic Manufacturing Services–0.70%
Flex Ltd.(b)	81,511	2,403,759
Shares		Value
Fertilizers & Agricultural Chemicals–1.05%
Corteva, Inc.(c)	66,700	$3,597,798
Food Distributors–2.35%
Performance Food Group Co.(b)	70,017	4,628,824
US Foods Holding Corp.(b)	64,221	3,402,429
		8,031,253
Gold–1.94%
Agnico Eagle Mines Ltd. (Canada)	101,226	6,620,180
Health Care Distributors–1.36%
Henry Schein, Inc.(b)(c)	72,700	4,660,070
Health Care Services–0.38%
Fresenius Medical Care AG (Germany)	33,840	1,293,255
Hotels, Resorts & Cruise Lines–3.35%
Expedia Group, Inc.(b)	75,800	9,550,042
Travel + Leisure Co.	42,041	1,891,004
		11,441,046
Household Products–1.69%
Spectrum Brands Holdings, Inc.	67,300	5,783,089
Human Resource & Employment Services–0.76%
ManpowerGroup, Inc.	36,949	2,579,040
Independent Power Producers & Energy Traders–2.36%
Vistra Corp.	93,600	8,047,728
Industrial Machinery & Supplies & Components–1.41%
Chart Industries, Inc.(b)(c)	33,400	4,820,956
Insurance Brokers–1.94%
Willis Towers Watson PLC	25,300	6,632,142
Integrated Oil & Gas–1.51%
Cenovus Energy, Inc. (Canada)	263,200	5,174,512
Investment Banking & Brokerage–1.68%
Goldman Sachs Group, Inc. (The)	12,700	5,744,464
IT Consulting & Other Services–1.67%
EPAM Systems, Inc.(b)	30,300	5,699,733
Life & Health Insurance–2.04%
Globe Life, Inc.(c)	84,500	6,952,660
Life Sciences Tools & Services–2.16%
Avantor, Inc.(b)	347,300	7,362,760
Managed Health Care–3.76%
Centene Corp.(b)	127,738	8,469,030
Molina Healthcare, Inc.(b)	14,700	4,370,310
		12,839,340
Oil & Gas Exploration & Production–6.62%
Antero Resources Corp.(b)(c)	77,200	2,519,036
APA Corp.(c)	141,900	4,177,536
ARC Resources Ltd. (Canada)	308,200	5,499,187
EQT Corp.(c)	94,700	3,502,006

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. American Value Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Murphy Oil Corp.	58,800	$2,424,912
Southwestern Energy Co.(b)	667,600	4,492,948
		22,615,625
Oil & Gas Refining & Marketing–0.83%
Phillips 66	20,100	2,837,517
Oil & Gas Storage & Transportation–0.99%
New Fortress Energy, Inc.(c)	154,037	3,385,733
Paper & Plastic Packaging Products & Materials–0.73%
Sealed Air Corp.(c)	71,800	2,497,922
Pharmaceuticals–0.75%
Axsome Therapeutics, Inc.(b)(c)	16,800	1,352,400
Intra-Cellular Therapies, Inc.(b)	17,900	1,225,971
		2,578,371
Regional Banks–7.90%
Huntington Bancshares, Inc.	602,550	7,941,609
Pinnacle Financial Partners, Inc.	78,600	6,291,144
Webster Financial Corp.	115,200	5,021,568
Western Alliance Bancorporation	123,200	7,739,424
		26,993,745
Research & Consulting Services–4.13%
Jacobs Solutions, Inc.	42,900	5,993,559
KBR, Inc.	126,300	8,100,882
		14,094,441
Semiconductor Materials & Equipment–2.16%
MKS Instruments, Inc.(c)	56,468	7,373,592
Silver–1.37%
Pan American Silver Corp. (Canada)	235,688	4,685,478
Trading Companies & Distributors–3.05%
Air Lease Corp., Class A(c)	123,200	5,855,696
Shares		Value
Trading Companies & Distributors–(continued)
WESCO International, Inc.	28,800	$4,565,376
		10,421,072
Transaction & Payment Processing Services–3.13%
Fidelity National Information Services, Inc.(c)	142,000	10,701,120
Total Common Stocks & Other Equity Interests (Cost $268,534,294)		335,180,378
Money Market Funds–1.85%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	2,194,782	2,194,782
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)(e)	1,610,643	1,611,126
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	2,508,322	2,508,322
Total Money Market Funds (Cost $6,314,145)		6,314,230
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $274,848,439)		341,494,608
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–15.80%
Invesco Private Government Fund, 5.31%(d)(e)(f)	15,108,537	15,108,537
Invesco Private Prime Fund, 5.48%(d)(e)(f)	38,837,944	38,849,595
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,958,132)		53,958,132
TOTAL INVESTMENTS IN SECURITIES–115.76% (Cost $328,806,571)		395,452,740
OTHER ASSETS LESS LIABILITIES—(15.76)%		(53,825,814)
NET ASSETS–100.00%		$341,626,926
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,697,387	$17,549,422	$(18,052,027)	$-	$-	$2,194,782	$47,267
Invesco Liquid Assets Portfolio, Institutional Class	1,970,622	12,535,300	(12,894,304)	(606)	114	1,611,126	36,365
Invesco Treasury Portfolio, Institutional Class	3,082,729	20,056,481	(20,630,888)	-	-	2,508,322	53,898
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. American Value Fund

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$12,457,105	$107,176,706	$(104,525,274)	$-	$-	$15,108,537	$323,507*
Invesco Private Prime Fund	33,085,360	227,590,527	(221,814,557)	(5,972)	(5,763)	38,849,595	862,522*
Total	$53,293,203	$384,908,436	$(377,917,050)	$(6,578)	$(5,649)	$60,272,362	$1,323,559

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/19/2024	Barclays Bank PLC	USD	543,391	EUR	507,024	$38
07/19/2024	Citibank, N.A.	GBP	2,688,439	USD	3,418,843	20,048
07/19/2024	Merrill Lynch International	EUR	9,015,486	USD	9,701,159	38,343
Subtotal—Appreciation						58,429
Currency Risk
07/19/2024	J.P. Morgan Chase Bank, N.A.	GBP	154,366	USD	194,793	(361)
07/19/2024	J.P. Morgan Chase Bank, N.A.	USD	167,888	GBP	131,165	(2,065)
Subtotal—Depreciation						(2,426)
Total Forward Foreign Currency Contracts						$56,003

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. American Value Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $268,534,294)*	$335,180,378
Investments in affiliated money market funds, at value (Cost $60,272,277)	60,272,362
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	58,429
Cash	11,545
Foreign currencies, at value (Cost $81,705)	81,694
Receivable for:
Fund shares sold	21,584
Dividends	380,672
Investment for trustee deferred compensation and retirement plans	95,039
Total assets	396,101,703
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	2,426
Payable for:
Fund shares reacquired	181,960
Collateral upon return of securities loaned	53,958,132
Accrued fees to affiliates	194,088
Accrued other operating expenses	35,926
Trustee deferred compensation and retirement plans	102,245
Total liabilities	54,474,777
Net assets applicable to shares outstanding	$341,626,926
Net assets consist of:
Shares of beneficial interest	$248,093,979
Distributable earnings	93,532,947
$341,626,926
Net Assets:
Series I	$156,725,087
Series II	$184,901,839
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	9,990,527
Series II	12,014,007
Series I:
Net asset value per share	$15.69
Series II:
Net asset value per share	$15.39

*	At June 30, 2024, securities with an aggregate value of $53,469,775 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $71,533)	$2,331,293
Dividends from affiliated money market funds (includes net securities lending income of $29,274)	166,804
Total investment income	2,498,097
Expenses:
Advisory fees	1,177,906
Administrative services fees	280,258
Custodian fees	4,506
Distribution fees - Series II	233,546
Transfer agent fees	8,014
Trustees’ and officers’ fees and benefits	10,599
Reports to shareholders	56,060
Professional services fees	23,503
Other	775
Total expenses	1,795,167
Less: Fees waived	(2,941)
Net expenses	1,792,226
Net investment income	705,871
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	20,283,566
Affiliated investment securities	(5,649)
Foreign currencies	883
Forward foreign currency contracts	53,710
20,332,510
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	17,908,105
Affiliated investment securities	(6,578)
Foreign currencies	(1,318)
Forward foreign currency contracts	307,769
18,207,978
Net realized and unrealized gain	38,540,488
Net increase in net assets resulting from operations	$39,246,359

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. American Value Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$705,871	$2,868,679
Net realized gain	20,332,510	5,197,602
Change in net unrealized appreciation	18,207,978	35,680,316
Net increase in net assets resulting from operations	39,246,359	43,746,597
Distributions to shareholders from distributable earnings:
Series I	—	(30,472,151)
Series II	—	(36,106,345)
Total distributions from distributable earnings	—	(66,578,496)
Share transactions–net:
Series I	(11,953,143)	13,458,750
Series II	(19,167,728)	13,246,221
Net increase (decrease) in net assets resulting from share transactions	(31,120,871)	26,704,971
Net increase in net assets	8,125,488	3,873,072
Net assets:
Beginning of period	333,501,438	329,628,366
End of period	$341,626,926	$333,501,438
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. American Value Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$13.98	$0.04	$1.67	$1.71	$—	$—	$—	$15.69	12.23%	$156,725	0.91%(d)	0.91%(d)	0.55%(d)	17%
Year ended 12/31/23	15.70	0.16	1.70	1.86	(0.11)	(3.47)	(3.58)	13.98	15.60	150,857	0.89	0.89	1.05	60
Year ended 12/31/22	20.13	0.18	(0.89)	(0.71)	(0.15)	(3.57)	(3.72)	15.70	(2.61)	147,248	0.89	0.89	0.97	139
Year ended 12/31/21	15.80	0.13	4.28	4.41	(0.08)	—	(0.08)	20.13	27.95	160,576	0.89	0.89	0.69	82
Year ended 12/31/20	15.92	0.10	0.04	0.14	(0.13)	(0.13)	(0.26)	15.80	1.12	73,098	0.93	0.93	0.74	59
Year ended 12/31/19	13.86	0.12	3.24	3.36	(0.11)	(1.19)	(1.30)	15.92	25.03	84,799	0.92	0.92	0.78	68
Series II
Six months ended 06/30/24	13.73	0.02	1.64	1.66	—	—	—	15.39	12.09	184,902	1.16(d)	1.16(d)	0.30(d)	17
Year ended 12/31/23	15.48	0.12	1.66	1.78	(0.06)	(3.47)	(3.53)	13.73	15.29	182,645	1.14	1.14	0.80	60
Year ended 12/31/22	19.89	0.13	(0.88)	(0.75)	(0.09)	(3.57)	(3.66)	15.48	(2.86)	182,381	1.14	1.14	0.72	139
Year ended 12/31/21	15.62	0.08	4.23	4.31	(0.04)	—	(0.04)	19.89	27.62	214,210	1.14	1.14	0.44	82
Year ended 12/31/20	15.74	0.07	0.03	0.10	(0.09)	(0.13)	(0.22)	15.62	0.86	167,974	1.18	1.18	0.49	59
Year ended 12/31/19	13.71	0.08	3.21	3.29	(0.07)	(1.19)	(1.26)	15.74	24.71	233,890	1.17	1.17	0.53	68

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $61,601,599 in connection with the acquisition of Invesco V.I. Value Opportunities Fund into the Fund.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco V.I. American Value Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. American Value Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
8	Invesco V.I. American Value Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner
9	Invesco V.I. American Value Fund

consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $2,801 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.670%
Next $500 million	0.645%
Next $1.5 billion	0.620%
Next $2.5 billion	0.595%
Next $2.5 billion	0.570%
Next $2.5 billion	0.545%
Over $10 billion	0.520%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.69%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
10	Invesco V.I. American Value Fund

 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $2,941.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $23,677 for accounting and fund administrative services and was reimbursed $256,581 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2024, the Fund incurred $20,690 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$323,086,791	$12,093,587	$—	$335,180,378
Money Market Funds	6,314,230	53,958,132	—	60,272,362
Total Investments in Securities	329,401,021	66,051,719	—	395,452,740
Other Investments - Assets*
Forward Foreign Currency Contracts	—	58,429	—	58,429
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(2,426)	—	(2,426)
Total Other Investments	—	56,003	—	56,003
Total Investments	$329,401,021	$66,107,722	$—	$395,508,743

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
11	Invesco V.I. American Value Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2024:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$58,429
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$58,429
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(2,426)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(2,426)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2024.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$38	$−	$38	$—	$—	$38
Citibank, N.A.	20,048	−	20,048	—	—	20,048
J.P. Morgan Chase Bank, N.A.	−	(2,426)	(2,426)	—	—	(2,426)
Merrill Lynch International	38,343	−	38,343	—	—	38,343
Total	$58,429	$(2,426)	$56,003	$—	$—	$56,003
Effect of Derivative Investments for the six months ended June 30, 2024 (commencement date) year ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$53,710
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	307,769
Total	$361,479
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$13,532,455
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund
12	Invesco V.I. American Value Fund

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $58,571,786 and $87,485,847, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$73,121,611
Aggregate unrealized (depreciation) of investments	(11,328,199)
Net unrealized appreciation of investments	$61,793,412
Cost of investments for tax purposes is $333,715,331.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	221,317	$3,326,392	593,833	$9,101,305
Series II	300,248	4,533,919	3,061,550	44,280,681
Issued as reinvestment of dividends:
Series I	-	-	2,541,464	30,472,151
Series II	-	-	3,065,055	36,106,345
Reacquired:
Series I	(1,019,649)	(15,279,535)	(1,723,164)	(26,114,706)
Series II	(1,584,002)	(23,701,647)	(4,607,869)	(67,140,805)
Net increase (decrease) in share activity	(2,082,086)	$(31,120,871)	2,930,869	$26,704,971

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
13	Invesco V.I. American Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. American Value Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Value Index (Index).  The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the first quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different
14	Invesco V.I. American Value Fund

performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15	Invesco V.I. American Value Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
16	Invesco V.I. American Value Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17	Invesco V.I. American Value Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. Balanced-Risk Allocation Fund

2	Consolidated Schedule of Investments
13	Consolidated Financial Statements
15	Consolidated Financial Highlights
16	Notes to Consolidated Financial Statements
24	Approval of Investment Advisory and Sub-Advisory Contracts
27	Proxy Results
28	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VIIBRA-NCSRS

Consolidated Schedule of Investments
June 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–1.98%(a)
U.S. Treasury Bills–1.98%
U.S. Treasury Bills (Cost 8,920,101)	5.14%	07/25/2024	$ 8,950	$ 8,920,101
			Shares
Money Market Funds–91.48%(b)
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)			129,913,940	129,913,940
Invesco Government Money Market Fund, Cash Reserve Shares, 5.13%(c)			57,807,356	57,807,356
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 5.50%(c)			37,452,191	37,452,191
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 5.22%(c)			65,171,972	65,171,972
Invesco Treasury Obligations Portfolio, Institutional Class, 5.13%(c)			51,505,418	51,505,418
Invesco Treasury Portfolio, Institutional Class, 5.21%(c)			60,902,508	60,902,508
Invesco V.I. Government Money Market Fund, Series I, 5.01%(c)			9,240,309	9,240,309
Total Money Market Funds (Cost $411,993,694)				411,993,694

Options Purchased–0.42%
(Cost $5,605,340)(d)				1,901,146
TOTAL INVESTMENTS IN SECURITIES–93.88% (Cost $426,519,135)				422,814,941
OTHER ASSETS LESS LIABILITIES–6.12%				27,561,381
NET ASSETS–100.00%				$450,376,322
Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$125,718,356	$74,059,413	$(69,863,829)	$-	$-	$129,913,940	$3,242,061
Invesco Government Money Market Fund, Cash Reserve Shares	57,361,998	12,735,058	(12,289,700)	-	-	57,807,356	1,479,403
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	41,173,803	57,898,206	(61,619,818)	-	-	37,452,191	1,116,916
Invesco Premier U.S. Government Money Portfolio, Institutional Class	64,694,230	25,052,457	(24,574,715)	-	-	65,171,972	1,764,213
Invesco Treasury Obligations Portfolio, Institutional Class	51,505,418	-	-	-	-	51,505,418	1,324,199
Invesco Treasury Portfolio, Institutional Class	64,046,146	91,828,740	(94,972,378)	-	-	60,902,508	1,468,644
Invesco V.I. Government Money Market Fund, Series I	9,240,310	-	(1)	-	-	9,240,309	230,483
Total	$413,740,261	$261,573,874	$(263,320,441)	$-	$-	$411,993,694	$10,625,919

(d)	The table below details options purchased.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
EURO STOXX 50 Index	Put	07/19/2024	30	EUR	4,300.00	EUR	1,290,000	$1,060
EURO STOXX 50 Index	Put	10/18/2024	30	EUR	4,100.00	EUR	1,230,000	7,068
EURO STOXX 50 Index	Put	11/15/2024	30	EUR	4,000.00	EUR	1,200,000	7,679
EURO STOXX 50 Index	Put	12/20/2024	30	EUR	4,350.00	EUR	1,305,000	18,827
EURO STOXX 50 Index	Put	01/17/2025	31	EUR	4,400.00	EUR	1,364,000	23,904
EURO STOXX 50 Index	Put	03/21/2025	30	EUR	4,800.00	EUR	1,440,000	57,992
EURO STOXX 50 Index	Put	02/21/2025	29	EUR	4,600.00	EUR	1,334,000	37,207
EURO STOXX 50 Index	Put	04/17/2025	30	EUR	5,000.00	EUR	1,500,000	86,715
EURO STOXX 50 Index	Put	05/16/2025	30	EUR	4,800.00	EUR	1,440,000	71,454
EURO STOXX 50 Index	Put	06/20/2025	29	EUR	4,950.00	EUR	1,435,500	93,173
EURO STOXX 50 Index	Put	08/16/2024	30	EUR	4,400.00	EUR	1,320,000	5,076
EURO STOXX 50 Index	Put	09/20/2024	30	EUR	4,200.00	EUR	1,260,000	5,976
FTSE 100 Index	Put	07/19/2024	17	GBP	7,575.00	GBP	1,287,750	752
FTSE 100 Index	Put	09/20/2024	17	GBP	7,500.00	GBP	1,275,000	5,480
FTSE 100 Index	Put	10/18/2024	17	GBP	7,500.00	GBP	1,275,000	8,166
FTSE 100 Index	Put	11/15/2024	17	GBP	7,275.00	GBP	1,236,750	7,629
FTSE 100 Index	Put	12/20/2024	17	GBP	7,450.00	GBP	1,266,500	13,216
FTSE 100 Index	Put	01/17/2025	17	GBP	7,625.00	GBP	1,296,250	17,407
FTSE 100 Index	Put	03/21/2025	17	GBP	7,625.00	GBP	1,296,250	27,292
FTSE 100 Index	Put	02/21/2025	17	GBP	7,550.00	GBP	1,283,500	17,514
FTSE 100 Index	Put	04/17/2025	17	GBP	7,850.00	GBP	1,334,500	41,690
FTSE 100 Index	Put	06/20/2025	17	GBP	8,275.00	GBP	1,406,750	77,255
FTSE 100 Index	Put	08/16/2024	17	GBP	7,500.00	GBP	1,275,000	2,686
FTSE 100 Index	Put	05/16/2025	17	GBP	8,100.00	GBP	1,377,000	60,064
MSCI Emerging Markets Index	Put	07/19/2024	24	USD	1,000.00	USD	2,400,000	1,680
MSCI Emerging Markets Index	Put	10/18/2024	24	USD	950.00	USD	2,280,000	10,200
MSCI Emerging Markets Index	Put	11/15/2024	24	USD	920.00	USD	2,208,000	11,520
MSCI Emerging Markets Index	Put	12/20/2024	24	USD	990.00	USD	2,376,000	30,600
MSCI Emerging Markets Index	Put	01/17/2025	24	USD	1,020.00	USD	2,448,000	47,760
MSCI Emerging Markets Index	Put	03/21/2025	24	USD	1,030.00	USD	2,472,000	66,360
MSCI Emerging Markets Index	Put	02/21/2025	24	USD	980.00	USD	2,352,000	37,800
MSCI Emerging Markets Index	Put	04/17/2025	24	USD	1,050.00	USD	2,520,000	87,120
MSCI Emerging Markets Index	Put	05/16/2025	24	USD	1,050.00	USD	2,520,000	93,600
MSCI Emerging Markets Index	Put	06/20/2025	24	USD	1,070.00	USD	2,568,000	130,080
MSCI Emerging Markets Index	Put	08/16/2024	24	USD	1,050.00	USD	2,520,000	21,600
MSCI Emerging Markets Index	Put	09/20/2024	24	USD	990.00	USD	2,376,000	12,120
Nikkei 225 Index	Put	09/13/2024	8	JPY	32,250.00	JPY	258,000,000	1,939
Nikkei 225 Index	Put	09/13/2024	8	JPY	31,250.00	JPY	250,000,000	1,392
Nikkei 225 Index	Put	09/13/2024	8	JPY	32,000.00	JPY	256,000,000	1,740
Nikkei 225 Index	Put	12/13/2024	8	JPY	30,250.00	JPY	242,000,000	6,215
Nikkei 225 Index	Put	12/13/2024	8	JPY	31,750.00	JPY	254,000,000	9,447
Nikkei 225 Index	Put	12/13/2024	8	JPY	32,000.00	JPY	256,000,000	10,193
Nikkei 225 Index	Put	03/14/2025	8	JPY	32,000.00	JPY	256,000,000	20,387
Nikkei 225 Index	Put	03/14/2025	8	JPY	34,500.00	JPY	276,000,000	37,293
Nikkei 225 Index	Put	03/14/2025	8	JPY	38,500.00	JPY	308,000,000	94,226
Nikkei 225 Index	Put	06/13/2025	8	JPY	38,250.00	JPY	306,000,000	114,364
Nikkei 225 Index	Put	06/13/2025	8	JPY	36,750.00	JPY	294,000,000	85,276
Nikkei 225 Index	Put	06/13/2025	8	JPY	37,250.00	JPY	298,000,000	94,475
S&P 500 Mini Index	Put	07/19/2024	22	USD	453.00	USD	996,600	176
S&P 500 Mini Index	Put	10/18/2024	22	USD	437.00	USD	961,400	2,365
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
S&P 500 Mini Index	Put	11/15/2024	22	USD	428.00	USD	941,600	$3,157
S&P 500 Mini Index	Put	12/20/2024	22	USD	465.00	USD	1,023,000	7,425
S&P 500 Mini Index	Put	01/17/2025	23	USD	480.00	USD	1,104,000	11,546
S&P 500 Mini Index	Put	03/21/2025	22	USD	520.00	USD	1,144,000	27,489
S&P 500 Mini Index	Put	02/21/2025	21	USD	493.00	USD	1,035,300	15,435
S&P 500 Mini Index	Put	04/17/2025	22	USD	535.00	USD	1,177,000	36,685
S&P 500 Mini Index	Put	05/16/2025	22	USD	511.00	USD	1,124,200	28,457
S&P 500 Mini Index	Put	06/20/2025	21	USD	540.00	USD	1,134,000	42,651
S&P 500 Mini Index	Put	08/16/2024	22	USD	466.00	USD	1,025,200	924
S&P 500 Mini Index	Put	09/20/2024	22	USD	460.00	USD	1,012,000	2,167
Total Index Options Purchased								$1,901,146

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	112	October-2024	$9,283,680	$645,119	$645,119
Gasoline Reformulated Blendstock Oxygenate Blending	107	July-2024	11,241,741	454,975	454,975
Low Sulphur Gas Oil	20	December-2024	1,545,500	38,454	38,454
New York Harbor Ultra-Low Sulfur Diesel	109	November-2024	11,681,225	306,868	306,868
Silver	61	September-2024	9,015,800	(271,665)	(271,665)
WTI Crude	54	October-2024	4,266,000	328,655	328,655
Subtotal				1,502,406	1,502,406
Equity Risk
E-Mini Russell 2000 Index	367	September-2024	37,892,750	462,404	462,404
EURO STOXX 50 Index	86	September-2024	4,536,932	1,662	1,662
FTSE 100 Index	16	September-2024	1,660,926	1,195	1,195
MSCI Emerging Markets Index	865	September-2024	47,064,650	389,881	389,881
Nikkei 225 Index	48	September-2024	11,808,316	175,074	175,074
Subtotal				1,030,216	1,030,216
Interest Rate Risk
Australia 10 Year Bonds	641	September-2024	48,563,340	(544,569)	(544,569)
Canada 10 Year Bonds	558	September-2024	48,974,131	332,293	332,293
Euro-Bund	286	September-2024	40,314,131	48,960	48,960
Japan 10 year Bonds	50	September-2024	44,396,793	(48,715)	(48,715)
Long Gilt	422	September-2024	52,048,714	291,772	291,772
U.S. Treasury Long Bonds	232	September-2024	27,448,500	443,717	443,717
Subtotal				523,458	523,458
Subtotal—Long Futures Contracts				3,056,080	3,056,080
Short Futures Contracts
Equity Risk
E-Mini S&P 500 Index	3	September-2024	(828,225)	(2,781)	(2,781)
Total Futures Contracts				$3,053,299	$3,053,299

(a)	Futures contracts collateralized by $18,231,500 cash held with Goldman Sachs International, the futures commission merchant.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index	0.28%	Monthly	20,800	February—2025	USD	3,051,614	$—	$10,953	$10,953
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.21	Monthly	7,800	November—2024	USD	782,730	—	11,123	11,123
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.20	Monthly	12,400	February—2025	USD	5,499,684	—	349,412	349,412
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	27,000	February—2025	USD	10,914,650	—	31,874	31,874
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	111,000	February—2025	USD	6,006,232	—	54,889	54,889
Merrill Lynch International	Receive	MLCISCE Excess Return Index	0.12	Monthly	44,500	February—2025	USD	1,852,268	—	0	0
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	Monthly	47,100	September—2024	USD	5,686,548	—	23	23
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	28,800	February—2025	USD	2,556,936	—	0	0
Morgan Stanley and Co. International PLC	Receive	S&P GSCI Aluminum Dynamic Index Excess Return	0.30	Monthly	57,000	June—2025	USD	6,125,380	—	22,846	22,846
Royal Bank of Canada	Receive	RBC Commodity CT01 Excess Return Custom Index	0.28	Monthly	28,500	February—2025	USD	3,598,082	—	0	0
Royal Bank of Canada	Receive	RBC Commodity KCEO Excess Return Custom Index	0.18	Monthly	165,000	December—2024	USD	4,237,431	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SB01 Excess Return Custom Index	0.20	Monthly	31,400	February—2025	USD	5,318,843	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	25,000	February—2025	USD	3,026,048	—	0	0
Subtotal — Appreciation									—	481,120	481,120
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.17	Monthly	11,100	April—2025	USD	8,632,702	—	(28,604)	(28,604)
Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.19	Monthly	2,430	February—2025	USD	2,770,552	—	(75,507)	(75,507)
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Index Excess Return	0.19	Monthly	8,700	February—2025	USD	3,036,446	—	(70,520)	(70,520)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	73,700	February—2025	USD	8,712,718	—	(83,487)	(83,487)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	20,200	February—2025	USD	2,173,100	—	(9,076)	(9,076)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14%	Monthly	16,150	February—2025	USD	3,650,270	$—	$(174,922)	$(174,922)
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.22	Monthly	38,500	December—2024	USD	1,997,280	—	(261,839)	(261,839)
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	Monthly	3,890	December—2024	USD	5,508,026	—	(118,182)	(118,182)
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.24	Monthly	20,200	February—2025	USD	3,082,247	—	(65,321)	(65,321)
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.21	Monthly	4,700	March—2025	USD	274,443	—	(13,274)	(13,274)
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.20	Monthly	9,300	June—2025	USD	2,231,547	—	(89,263)	(89,263)
Goldman Sachs International	Receive	Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return	0.14	Monthly	7,350	February—2025	USD	3,129,868	—	(142,298)	(142,298)
Goldman Sachs International	Receive	S&P GSCI Corn Excess Return Index	0.18	Monthly	38,000	May—2025	USD	1,055,519	—	(100,805)	(100,805)
Goldman Sachs International	Receive	S&P GSCI Soybean Oil Excess Return Index	0.25	Monthly	26,200	February—2025	USD	3,043,955	—	(30,279)	(30,279)
Goldman Sachs International	Receive	S&P GSCI Wheat Excess Return A48 Strategy	0.20	Monthly	141,000	March—2025	USD	1,787,260	—	(204,607)	(204,607)
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	41,000	October—2024	USD	6,334,156	—	(12,967)	(12,967)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Soymeal type A Excess Return	0.17	Monthly	13,050	February—2025	USD	5,068,683	—	(106,491)	(106,491)
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.12	Monthly	32,700	June—2025	USD	7,917,396	—	(16,226)	(16,226)
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	67,500	June—2025	USD	4,905,049	—	(219,902)	(219,902)
Subtotal — Depreciation									—	(1,823,570)	(1,823,570)
Total — Total Return Swap Agreements									$—	$(1,342,450)	$(1,342,450)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $1,280,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Barclays Bank PLC	Receive	MSCI Japan Quality Index	TONAR - 0.200%	Monthly	123,065	August—2024	JPY	466,310,514	$—	$85,608	$85,608
BNP Paribas S.A.	Receive	BNP Paribas AIR VAR Intraday US Calendar Excess Return Index	BNPXAVUC + 0.000%	Monthly	50,800	February—2025	USD	11,486,815	—	15,080	15,080
BNP Paribas S.A.	Receive	MSCI EMU Minimum Volatility Index	1 mo. EURIBOR - 0.335%	Monthly	2,230	September—2024	EUR	7,641,184	—	2,340	2,340
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.285%	Monthly	268,750	July—2024	JPY	975,033,062	—	104,901	104,901
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.287%	Monthly	252,593	August—2024	JPY	916,414,982	—	98,594	98,594
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.297%	Monthly	56,780	August—2024	JPY	205,999,543	—	22,163	22,163
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.400%	Monthly	161,877	January—2025	JPY	579,255,800	—	113,150	113,150
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.170%	Monthly	244,891	July—2024	JPY	927,926,284	—	170,354	170,354
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.185%	Monthly	312,044	August—2024	JPY	1,182,378,402	—	217,067	217,067
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.000%	Monthly	45,000	October—2024	JPY	170,511,300	—	31,303	31,303
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.130%	Monthly	32,000	January—2025	JPY	120,437,120	—	27,328	27,328
Citibank, N.A.	Receive	Citi EQ US Volatility Carry Series 5 Index	CIEQVRU5 + 0.000%	Monthly	67,000	February—2025	USD	11,440,920	—	24,790	24,790
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.355%	Monthly	170	August—2024	GBP	961,175	—	78	78
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.399%	Monthly	170	November—2024	GBP	961,175	—	78	78
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.325%	Monthly	290	August—2024	GBP	2,081,408	—	19,030	19,030
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.355%	Monthly	110	August—2024	GBP	789,500	—	7,218	7,218
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.200%	Monthly	40,000	August—2024	JPY	145,121,200	—	15,613	15,613
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.310%	Monthly	17,000	August—2024	JPY	61,969,250	—	4,816	4,816
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7	Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.180%	Monthly	23,000	August—2024	JPY	87,150,220	$—	$16,000	$16,000
Goldman Sachs International	Receive	Systematic Volatility Carry DO Series 04 Excess Return Strategy	RCXTDO04 + 0.000%	Monthly	107,500	February—2025	USD	11,474,743	—	47,107	47,107
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.398%	Monthly	908	November—2024	GBP	5,133,805	—	416	416
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.404%	Monthly	302	November—2024	GBP	1,707,499	—	138	138
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.400%	Monthly	630	November—2024	GBP	4,521,680	—	41,340	41,340
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.400%	Monthly	210	November—2024	GBP	1,507,227	—	13,780	13,780
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.330%	Monthly	98	October—2024	GBP	783,536	—	5,687	5,687
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.330%	Monthly	32	October—2024	GBP	255,849	—	1,857	1,857
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EMU Minimum Volatility Index	1 mo. EURIBOR - 0.585%	Monthly	320	July—2024	EUR	1,096,493	—	336	336
Macquarie Bank Ltd.	Receive	Macquarie Volatility Product VMAQWSL5	VMAQWSL5 + 0.000%	Monthly	91,500	February—2025	USD	11,471,437	—	8,363	8,363
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.324%	Monthly	532	July—2024	GBP	4,253,484	—	30,875	30,875
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Volatility Relative Value SPX	MSVCDRPS + 0.000%	Monthly	66,000	February—2025	USD	11,485,320	—	38,194	38,194
Subtotal — Appreciation									—	1,163,604	1,163,604
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8	Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	1 mo. EURIBOR - 0.320%	Monthly	2,020	July—2024	EUR	9,485,758	$—	$(100,767)	$(100,767)
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.550%	Monthly	438	October—2024	GBP	3,549,079	—	(34,184)	(34,184)
Citibank, N.A.	Receive	MSCI EMU Minimum Volatility Index	1 mo. EURIBOR + 0.320%	Monthly	200	January—2025	EUR	697,398	—	(12,738)	(12,738)
Citibank, N.A.	Receive	MSCI EMU Momentum Index	1 mo. EURIBOR + 0.325%	Monthly	1,420	January—2025	EUR	9,290,562	—	(122,464)	(122,464)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.780%	Monthly	760	October—2024	USD	7,737,454	—	(31,502)	(31,502)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.630%	Monthly	550	October—2024	USD	7,470,485	—	(44,924)	(44,924)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.870%	Monthly	1,020	October—2024	USD	7,469,195	—	(103,377)	(103,377)
Subtotal — Depreciation									—	(449,956)	(449,956)
Total — Total Return Swap Agreements									$—	$713,648	$713,648

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $1,280,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
Single Commodity Index Excess Return
	Long Futures Contracts
	Sugar	100.00%
Single Commodity Index Excess Return
	Long Futures Contracts
	Live Cattle	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9	Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
MLCISCE Excess Return Index
	Long Futures Contracts
	Corn	100.00%
MLCX Aluminum Annual Excess Return Index
	Long Futures Contracts
	Aluminum	100.00%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
S&P GSCI Aluminum Dynamic Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%
RBC Commodity CT01 Excess Return Custom Index
	Long Futures Contracts
	Cotton	100.00%
RBC Commodity KCEO Excess Return Custom Index
	Long Futures Contracts
	Copper	100.00%
RBC Commodity SB01 Excess Return Custom Index
	Long Futures Contracts
	Sugar	100.00%
RBC Commodity SO01 Excess Return Custom Index
	Long Futures Contracts
	Soybean	100.00%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Barclays Soybean Meal S2 Nearby Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
Barclays Soybeans Seasonal Index Excess Return
	Long Futures Contracts
	Soybean	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index
	Long Futures Contracts
	Soybean Oil	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
10	Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index
	Long Futures Contracts
	Soybean Meal	100.00%
Single Commodity Index Excess Return
	Long Futures Contracts
	Lean Hog	100.00%
Single Commodity Index Excess Return
	Long Futures Contracts
	Soybean Oil	100.00%
Single Commodity Index Excess Return
	Long Futures Contracts
	Coffee	100.00%
Single Commodity Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Single Commodity Index Excess Return
	Long Futures Contracts
	Wheat	100.00%
Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return
	Long Futures Contracts
	Soybean	100.00%
S&P GSCI Corn Excess Return Index
	Long Futures Contracts
	Corn	100.00%
S&P GSCI Soybean Oil Excess Return Index
	Long Futures Contracts
	Soybean Oil	100.00%
S&P GSCI Wheat Excess Return A48 Strategy
	Long Futures Contracts
	Wheat	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Macquarie Single Commodity Soymeal type A Excess Return
	Long Futures Contracts
	Soybean Meal	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
11	Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%

Abbreviations:
EMU	—European Economic and Monetary Union
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
12	Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $14,525,441)	$10,821,247
Investments in affiliated money market funds, at value (Cost $411,993,694)	411,993,694
Other investments:
Swaps receivable — OTC	603,326
Unrealized appreciation on swap agreements — OTC	1,644,724
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	18,231,500
Cash collateral — OTC Derivatives	1,280,000
Cash	355
Foreign currencies, at value (Cost $8,256,532)	8,207,681
Receivable for:
Fund shares sold	29,886
Dividends	1,758,825
Interest	88
Investment for trustee deferred compensation and retirement plans	82,493
Other assets	131
Total assets	454,653,950
Liabilities:
Other investments:
Variation margin payable — futures contracts	240,696
Swaps payable — OTC	976,617
Unrealized depreciation on swap agreements—OTC	2,273,526
Payable for:
Fund shares reacquired	185,428
Accrued fees to affiliates	458,935
Accrued other operating expenses	53,588
Trustee deferred compensation and retirement plans	88,838
Total liabilities	4,277,628
Net assets applicable to shares outstanding	$450,376,322
Net assets consist of:
Shares of beneficial interest	$489,003,965
Distributable earnings (loss)	(38,627,643)
$450,376,322
Net Assets:
Series I	$38,552,938
Series II	$411,823,384
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	4,223,629
Series II	46,271,837
Series I:
Net asset value per share	$9.13
Series II:
Net asset value per share	$8.90
Consolidated Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Interest	$554,652
Dividends from affiliated money market funds	10,625,919
Total investment income	11,180,571
Expenses:
Advisory fees	2,122,191
Administrative services fees	364,940
Custodian fees	64,954
Distribution fees - Series II	518,751
Transfer agent fees	9,290
Trustees’ and officers’ fees and benefits	11,536
Reports to shareholders	36,341
Professional services fees	38,254
Other	5,325
Total expenses	3,171,582
Less: Fees waived	(1,004,864)
Net expenses	2,166,718
Net investment income	9,013,853
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,330,650)
Foreign currencies	(306,660)
Futures contracts	8,167,797
Swap agreements	18,555,281
24,085,768
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,022,911)
Foreign currencies	(46,033)
Futures contracts	(7,260,976)
Swap agreements	(2,570,609)
(10,900,529)
Net realized and unrealized gain	13,185,239
Net increase in net assets resulting from operations	$22,199,092

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
13	Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$9,013,853	$24,771,566
Net realized gain (loss)	24,085,768	(17,170,429)
Change in net unrealized appreciation (depreciation)	(10,900,529)	29,048,927
Net increase in net assets resulting from operations	22,199,092	36,650,064
Share transactions–net:
Series I	2,062,630	(9,040,352)
Series II	(27,119,601)	(384,062,385)
Net increase (decrease) in net assets resulting from share transactions	(25,056,971)	(393,102,737)
Net increase (decrease) in net assets	(2,857,879)	(356,452,673)
Net assets:
Beginning of period	453,234,201	809,686,874
End of period	$450,376,322	$453,234,201
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
14	Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$8.68	$0.19	$0.26	$0.45	$—	$—	$—	$—	$9.13	5.18%	$38,553	0.73%(d)(e)	1.17%(d)	4.22%(d)	15%
Year ended 12/31/23	8.14	0.32	0.22	0.54	—	—	—	—	8.68	6.63	34,610	0.73(e)	1.13	3.90	68
Year ended 12/31/22	10.76	0.06	(1.60)	(1.54)	(0.74)	(0.34)	(0.00)	(1.08)	8.14	(14.35)	41,209	0.73(e)	1.12	0.59	140
Year ended 12/31/21	10.48	(0.08)	1.08	1.00	(0.36)	(0.36)	—	(0.72)	10.76	9.55	49,456	0.71	1.11	(0.69)	107
Year ended 12/31/20	10.91	(0.03)	1.03	1.00	(0.87)	(0.56)	—	(1.43)	10.48	10.22	46,853	0.66(e)	1.10	(0.25)	82
Year ended 12/31/19	9.47	0.14	1.30	1.44	—	—	—	—	10.91	15.21	45,427	0.64(e)	1.10	1.38	94
Series II
Six months ended 06/30/24	8.48	0.17	0.25	0.42	—	—	—	—	8.90	4.95	411,823	0.98(d)(e)	1.42(d)	3.97(d)	15
Year ended 12/31/23	7.97	0.30	0.21	0.51	—	—	—	—	8.48	6.40	418,624	0.98(e)	1.38	3.65	68
Year ended 12/31/22	10.55	0.03	(1.56)	(1.53)	(0.71)	(0.34)	(0.00)	(1.05)	7.97	(14.52)	768,478	0.98(e)	1.37	0.34	140
Year ended 12/31/21	10.29	(0.10)	1.05	0.95	(0.33)	(0.36)	—	(0.69)	10.55	9.26	931,915	0.96	1.36	(0.94)	107
Year ended 12/31/20	10.73	(0.05)	1.01	0.96	(0.84)	(0.56)	—	(1.40)	10.29	9.99	933,770	0.91(e)	1.35	(0.50)	82
Year ended 12/31/19	9.34	0.12	1.27	1.39	—	—	—	—	10.73	14.88	976,477	0.89(e)	1.35	1.13	94

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.16%, 0.17%, 0.11%, 0.15% and 0.15% for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2020 and 2019, respectively.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
15	Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
16	Invesco V.I. Balanced-Risk Allocation Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.
Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal
17	Invesco V.I. Balanced-Risk Allocation Fund

amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
L.	Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
M.	Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on put options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
N.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties
18	Invesco V.I. Balanced-Risk Allocation Fund

are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
O.	LIBOR Transition Risk -The Fund may have investments in financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. LIBOR was a common benchmark interest rate index historically used to make adjustments to variable-rate debt instruments, to determine interest rates for a variety of financial instruments and borrowing arrangements and as a reference rate in derivative contracts.
The UK Financial Conduct Authority ("FCA"), the regulator that oversees LIBOR, has ceased publishing the majority of LIBOR rates. In April 2023, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts, but any such rates are considered non-representative of the underlying market. Regulators and financial industry working groups have worked to identify alternative reference rates ("ARRs") to replace LIBOR and to assist with the transition to the new ARRs. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) have replaced LIBOR in certain financial contracts. SOFR is a broad measure of the cost of overnight borrowing of cash through repurchase agreements collateralized by U.S. Treasury securities.
While the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty and risks relating to converting certain longer-term securities and transactions to a new ARR. There can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, while some legacy USD LIBOR instruments may provide for an alternative or fallback rate-setting methodology, there may be significant uncertainty regarding the effectiveness of such methodologies to replicate USD LIBOR; other legacy USD LIBOR instruments may not include such fallback rate-setting provisions at all or may not be able to rely on the statutory fallback mechanism, the effectiveness of which is also uncertain. While it is expected that the market participants will amend legacy financial instruments referencing LIBOR to include such fallback provisions to ARRs, there remains uncertainty regarding the willingness and ability of parties to add or amend such fallback provisions in legacy instruments. Moreover, certain aspects of the transition from LIBOR will rely on the actions of third-party market participants, such as clearing houses, trustees, administrative agents, asset servicers and certain service providers; the Adviser cannot guarantee the performance of such market participants and any failure on the part of such market participants to manage their part of the LIBOR transition could impact the Fund. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future. All of the foregoing may adversely affect the Fund’s performance or NAV.
P.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
Q.	Other Risks - The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
19	Invesco V.I. Balanced-Risk Allocation Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.950%
Next $250 million	0.925%
Next $500 million	0.900%
Next $1.5 billion	0.875%
Next $2.5 billion	0.850%
Next $2.5 billion	0.825%
Next $2.5 billion	0.800%
Over $10 billion	0.775%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.94%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary.  In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including prior fiscal year-end Acquired Fund Fees and Expenses of 0.17% and excluding certain items discussed below) of Series I shares to 0.88% and Series II shares to 1.13% of the Fund’s average daily net assets (the “expense limits”).  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $1,004,864.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $27,433 for accounting and fund administrative services and was reimbursed $337,507 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Consolidated Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
20	Invesco V.I. Balanced-Risk Allocation Fund

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$8,920,101	$—	$8,920,101
Money Market Funds	411,993,694	—	—	411,993,694
Options Purchased	1,901,146	—	—	1,901,146
Total Investments in Securities	413,894,840	8,920,101	—	422,814,941
Other Investments - Assets*
Futures Contracts	3,921,029	—	—	3,921,029
Swap Agreements	—	1,644,724	—	1,644,724
	3,921,029	1,644,724	—	5,565,753
Other Investments - Liabilities*
Futures Contracts	(867,730)	—	—	(867,730)
Swap Agreements	—	(2,273,526)	—	(2,273,526)
	(867,730)	(2,273,526)	—	(3,141,256)
Total Other Investments	3,053,299	(628,802)	—	2,424,497
Total Investments	$416,948,139	$8,291,299	$—	$425,239,438

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2024:
	Value
Derivative Assets	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$1,774,071	$1,030,216	$1,116,742	$3,921,029
Unrealized appreciation on swap agreements — OTC	481,120	1,163,604	—	1,644,724
Options purchased, at value — Exchange-Traded(b)	—	1,901,146	—	1,901,146
Total Derivative Assets	2,255,191	4,094,966	1,116,742	7,466,899
Derivatives not subject to master netting agreements	(1,774,071)	(2,931,362)	(1,116,742)	(5,822,175)
Total Derivative Assets subject to master netting agreements	$481,120	$1,163,604	$—	$1,644,724
	Value
Derivative Liabilities	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(271,665)	$(2,781)	$(593,284)	$(867,730)
Unrealized depreciation on swap agreements — OTC	(1,823,570)	(449,956)	—	(2,273,526)
Total Derivative Liabilities	(2,095,235)	(452,737)	(593,284)	(3,141,256)
Derivatives not subject to master netting agreements	271,665	2,781	593,284	867,730
Total Derivative Liabilities subject to master netting agreements	$(1,823,570)	$(449,956)	$—	$(2,273,526)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.
21	Invesco V.I. Balanced-Risk Allocation Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2024.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount(a)
Fund
Barclays Bank PLC	$85,775	$—	$85,775	$—	$—	$85,775
BNP Paribas S.A.	804,196	(121,522)	682,674	—	(640,000)	42,674
Citibank, N.A.	87,674	(190,899)	(103,225)	—	—	(103,225)
Goldman Sachs International	47,107	—	47,107	—	—	47,107
J.P. Morgan Chase Bank, N.A.	63,555	(241,283)	(177,728)	—	—	(177,728)
Macquarie Bank Ltd.	8,363	(287)	8,076	—	—	8,076
Merrill Lynch International	30,875	(10,573)	20,302	—	—	20,302
Morgan Stanley and Co. International PLC	38,194	—	38,194	—	—	38,194
Subtotal - Fund	1,165,739	(564,564)	601,175	—	(640,000)	(38,825)
Subsidiary
Barclays Bank PLC	—	(175,614)	(175,614)	—	—	(175,614)
Canadian Imperial Bank of Commerce	10,951	(269,865)	(258,914)	—	—	(258,914)
Cargill, Inc.	360,535	(550,123)	(189,588)	—	189,588	—
Goldman Sachs International	—	(479,152)	(479,152)	—	320,000	(159,152)
J.P. Morgan Chase Bank, N.A.	31,874	(13,599)	18,275	—	—	18,275
Macquarie Bank Ltd.	54,890	(106,935)	(52,045)	—	52,045	—
Merrill Lynch International	24	(832,550)	(832,526)	—	640,000	(192,526)
Morgan Stanley and Co. International PLC	22,846	(251)	22,595	—	—	22,595
Royal Bank of Canada	601,191	(257,490)	343,701	—	(343,701)	—
Subtotal - Subsidiary	1,082,311	(2,685,579)	(1,603,268)	—	857,932	(745,336)
Total	$2,248,050	$(3,250,143)	$(1,002,093)	$—	$217,932	$(784,161)
(a)	The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.
Effect of Derivative Investments for the six months ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$2,597,356	$8,546,181	$(2,975,740)	$8,167,797
Options purchased(a)	-	(2,331,541)	-	(2,331,541)
Swap agreements	2,536,461	16,018,820	-	18,555,281
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	3,083,690	(2,439,133)	(7,905,533)	(7,260,976)
Options purchased(a)	-	(1,022,911)	-	(1,022,911)
Swap agreements	(237,456)	(2,333,153)	-	(2,570,609)
Total	$7,980,051	$16,438,263	$(10,881,273)	$13,537,041

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Futures Contracts	Index Options Purchased	Swap Agreements
Average notional value	$467,163,106	$96,675,274	$283,107,363
Average contracts	—	1,214	—
22	Invesco V.I. Balanced-Risk Allocation Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$32,917,983	$57,853,025	$90,771,008
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $2,984,325 and $273,202, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$5,578,059
Aggregate unrealized (depreciation) of investments	(12,446,701)
Net unrealized appreciation (depreciation) of investments	$(6,868,642)
Cost of investments for tax purposes is $432,108,080.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	657,347	$5,792,375	713,241	$5,943,136
Series II	1,185,744	10,348,991	4,600,025	37,452,162
Reacquired:
Series I	(419,109)	(3,729,745)	(1,789,692)	(14,983,488)
Series II	(4,289,170)	(37,468,592)	(51,682,230)	(421,514,547)
Net increase (decrease) in share activity	(2,865,188)	$(25,056,971)	(48,158,656)	$(393,102,737)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
23	Invesco V.I. Balanced-Risk Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Balanced-Risk Allocation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior
Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Custom Invesco V.I. Balanced-Risk Allocation Style Index (Index). The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund has higher commodity beta and lower equity beta relative to its peers due to its
24	Invesco V.I. Balanced-Risk Allocation Fund

risk parity approach, which adversely impacted short-term performance, and also noted that the Fund’s tactical overlay was challenged due to market whipsaws. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were above and the same as, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only three funds (including the Fund) in the expense group.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2023.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco
25	Invesco V.I. Balanced-Risk Allocation Fund

Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
26	Invesco V.I. Balanced-Risk Allocation Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
27	Invesco V.I. Balanced-Risk Allocation Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
28	Invesco V.I. Balanced-Risk Allocation Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. Capital Appreciation Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Proxy Results
16	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	O-VICAPA-NCSRS

Schedule of Investments(a)
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.65%
Advertising–1.25%
Trade Desk, Inc. (The), Class A(b)	103,084	$10,068,214
Aerospace & Defense–1.30%
TransDigm Group, Inc.	8,188	10,461,071
Apparel Retail–0.94%
TJX Cos., Inc. (The)	68,930	7,589,193
Application Software–2.17%
Cadence Design Systems, Inc.(b)	35,220	10,838,955
HubSpot, Inc.(b)	11,310	6,670,525
		17,509,480
Asset Management & Custody Banks–2.28%
Ares Management Corp., Class A(c)	44,888	5,982,673
KKR & Co., Inc., Class A(c)	117,586	12,374,750
		18,357,423
Automobile Manufacturers–0.93%
Ferrari N.V. (Italy)(c)	18,393	7,511,149
Biotechnology–1.65%
Regeneron Pharmaceuticals, Inc.(b)	5,771	6,065,494
Vertex Pharmaceuticals, Inc.(b)(c)	15,362	7,200,477
		13,265,971
Broadline Retail–7.96%
Amazon.com, Inc.(b)	301,391	58,243,811
MercadoLibre, Inc. (Brazil)(b)	3,545	5,825,853
		64,069,664
Building Products–0.71%
Trane Technologies PLC	17,367	5,712,527
Communications Equipment–1.52%
Arista Networks, Inc.(b)	35,001	12,267,151
Construction & Engineering–1.13%
Quanta Services, Inc.(c)	35,637	9,055,005
Construction Materials–0.55%
Vulcan Materials Co.	17,843	4,437,197
Consumer Finance–0.98%
American Express Co.	34,047	7,883,583
Consumer Staples Merchandise Retail–1.29%
Costco Wholesale Corp.	12,243	10,406,428
Copper–0.57%
Freeport-McMoRan, Inc.	94,731	4,603,927
Diversified Support Services–0.43%
Copart, Inc.(b)	63,948	3,463,424
Electrical Components & Equipment–1.88%
Eaton Corp. PLC	33,760	10,585,448
Vertiv Holdings Co., Class A	52,279	4,525,793
		15,111,241
Shares		Value
Financial Exchanges & Data–0.67%
Moody’s Corp.	12,794	$5,385,378
Footwear–0.50%
Deckers Outdoor Corp.(b)	4,126	3,993,762
Health Care Distributors–0.69%
McKesson Corp.	9,535	5,568,821
Health Care Equipment–4.01%
Boston Scientific Corp.(b)	210,323	16,196,974
DexCom, Inc.(b)	35,892	4,069,435
Intuitive Surgical, Inc.(b)	14,081	6,263,933
Stryker Corp.	16,980	5,777,445
		32,307,787
Hotels, Resorts & Cruise Lines–0.75%
Marriott International, Inc., Class A	25,073	6,061,899
Industrial Machinery & Supplies & Components–0.51%
Parker-Hannifin Corp.	8,126	4,110,212
Interactive Media & Services–9.17%
Alphabet, Inc., Class C	236,454	43,370,393
Meta Platforms, Inc., Class A	60,432	30,471,023
		73,841,416
Movies & Entertainment–2.63%
Netflix, Inc.(b)	23,033	15,544,511
Spotify Technology S.A. (Sweden)(b)	17,894	5,614,958
		21,159,469
Oil & Gas Exploration & Production–1.14%
Diamondback Energy, Inc.(c)	45,982	9,205,137
Passenger Ground Transportation–1.43%
Uber Technologies, Inc.(b)	158,272	11,503,209
Pharmaceuticals–2.75%
Eli Lilly and Co.	24,429	22,117,528
Property & Casualty Insurance–0.80%
Progressive Corp. (The)	31,129	6,465,805
Restaurants–1.21%
Chipotle Mexican Grill, Inc.(b)	155,900	9,767,135
Semiconductor Materials & Equipment–2.93%
ASML Holding N.V., New York Shares (Netherlands)	11,371	11,629,463
Lam Research Corp.	11,218	11,945,487
		23,574,950
Semiconductors–18.42%
Advanced Micro Devices, Inc.(b)	73,886	11,985,048
Broadcom, Inc.	15,400	24,725,162
Microchip Technology, Inc.	77,300	7,072,950
Micron Technology, Inc.	39,548	5,201,748
Monolithic Power Systems, Inc.	13,262	10,897,120
NVIDIA Corp.	715,799	88,429,809
		148,311,837

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. Capital Appreciation Fund

Shares		Value
Systems Software–11.74%
Microsoft Corp.	190,424	$85,110,007
ServiceNow, Inc.(b)	11,978	9,422,733
		94,532,740
Technology Hardware, Storage & Peripherals–7.34%
Apple, Inc.	280,691	59,119,138
Trading Companies & Distributors–0.53%
United Rentals, Inc.	6,604	4,271,005
Transaction & Payment Processing Services–4.89%
Fiserv, Inc.(b)	37,803	5,634,159
Mastercard, Inc., Class A	36,911	16,283,657
Visa, Inc., Class A	66,443	17,439,294
		39,357,110
Total Common Stocks & Other Equity Interests (Cost $385,397,620)		802,426,986
Money Market Funds–0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	38,816	38,816
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)(e)	27,718	27,726
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	44,361	$44,361
Total Money Market Funds (Cost $110,903)		110,903
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.66% (Cost $385,508,523)		802,537,889
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.80%
Invesco Private Government Fund, 5.31%(d)(e)(f)	8,565,584	8,565,584
Invesco Private Prime Fund, 5.48%(d)(e)(f)	22,016,669	22,023,274
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,588,858)		30,588,858
TOTAL INVESTMENTS IN SECURITIES–103.46% (Cost $416,097,381)		833,126,747
OTHER ASSETS LESS LIABILITIES—(3.46)%		(27,880,064)
NET ASSETS–100.00%		$805,246,683
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$361,376	$14,896,668	$(15,219,228)	$-	$-	$38,816	$8,434
Invesco Liquid Assets Portfolio, Institutional Class	258,125	10,640,477	(10,870,736)	-	(140)	27,726	6,654
Invesco Treasury Portfolio, Institutional Class	413,002	17,024,763	(17,393,404)	-	-	44,361	9,615
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,293,498	141,398,902	(157,126,816)	-	-	8,565,584	200,289*
Invesco Private Prime Fund	62,885,374	359,341,413	(400,193,165)	(3,348)	(7,000)	22,023,274	535,376*
Total	$88,211,375	$543,302,223	$(600,803,349)	$(3,348)	$(7,140)	$30,699,761	$760,368

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. Capital Appreciation Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $385,397,620)*	$802,426,986
Investments in affiliated money market funds, at value (Cost $30,699,761)	30,699,761
Cash	2,011,601
Foreign currencies, at value (Cost $287)	246
Receivable for:
Investments sold	1,503,131
Fund shares sold	1,183
Dividends	86,591
Investment for trustee deferred compensation and retirement plans	109,030
Other assets	143
Total assets	836,838,672
Liabilities:
Payable for:
Fund shares reacquired	497,800
Collateral upon return of securities loaned	30,588,858
Accrued fees to affiliates	376,811
Accrued other operating expenses	19,490
Trustee deferred compensation and retirement plans	109,030
Total liabilities	31,591,989
Net assets applicable to shares outstanding	$805,246,683
Net assets consist of:
Shares of beneficial interest	$360,167,913
Distributable earnings	445,078,770
$805,246,683
Net Assets:
Series I	$623,459,516
Series II	$181,787,167
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	10,713,571
Series II	3,297,744
Series I:
Net asset value per share	$58.19
Series II:
Net asset value per share	$55.12

*	At June 30, 2024, securities with an aggregate value of $29,588,597 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $4,705)	$1,830,179
Dividends from affiliated money market funds (includes net securities lending income of $30,322)	55,025
Total investment income	1,885,204
Expenses:
Advisory fees	2,635,855
Administrative services fees	610,876
Custodian fees	3,210
Distribution fees - Series II	219,974
Transfer agent fees	16,972
Trustees’ and officers’ fees and benefits	11,740
Reports to shareholders	43,559
Professional services fees	26,426
Other	2,802
Total expenses	3,571,414
Less: Fees waived and/or expenses reimbursed	(306,680)
Net expenses	3,264,734
Net investment income (loss)	(1,379,530)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	45,201,083
Affiliated investment securities	(7,140)
45,193,943
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	117,114,510
Affiliated investment securities	(3,348)
Foreign currencies	(1,545)
117,109,617
Net realized and unrealized gain	162,303,560
Net increase in net assets resulting from operations	$160,924,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. Capital Appreciation Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income (loss)	$(1,379,530)	$(1,116,564)
Net realized gain	45,193,943	7,923,134
Change in net unrealized appreciation	117,109,617	188,546,276
Net increase in net assets resulting from operations	160,924,030	195,352,846
Share transactions–net:
Series I	(41,344,330)	(52,970,388)
Series II	(22,633,412)	2,308,662
Net increase (decrease) in net assets resulting from share transactions	(63,977,742)	(50,661,726)
Net increase in net assets	96,946,288	144,691,120
Net assets:
Beginning of period	708,300,395	563,609,275
End of period	$805,246,683	$708,300,395
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. Capital Appreciation Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Series I
Six months ended 06/30/24	$47.07	$(0.08)	$11.20	$11.12	$—	$—	$—	$58.19	23.62%	$623,460	0.80%(e)	0.88%(e)	(0.30)%(e)	25%
Year ended 12/31/23	34.77	(0.05)	12.35	12.30	—	—	—	47.07	35.37	541,047	0.80	0.88	(0.11)	81
Year ended 12/31/22	81.86	0.02	(24.48)	(24.46)	—	(22.63)	(22.63)	34.77	(30.78)	443,996	0.80	0.88	0.03	73
Year ended 12/31/21	70.34	(0.26)	16.12	15.86	—	(4.34)	(4.34)	81.86	22.57	686,517	0.80	0.84	(0.34)	91
Year ended 12/31/20	59.77	(0.08)	21.00	20.92	—	(10.35)	(10.35)	70.34	36.59	626,304	0.80	0.88	(0.12)	37
Year ended 12/31/19	48.50	0.06	16.80	16.86	(0.04)	(5.55)	(5.59)	59.77	36.20	538,247	0.80	0.88	0.10	73
Series II
Six months ended 06/30/24	44.64	(0.14)	10.62	10.48	—	—	—	55.12	23.47	181,787	1.05(e)	1.13(e)	(0.55)(e)	25
Year ended 12/31/23	33.06	(0.14)	11.72	11.58	—	—	—	44.64	35.03	167,253	1.05	1.13	(0.36)	81
Year ended 12/31/22	79.58	(0.12)	(23.77)	(23.89)	—	(22.63)	(22.63)	33.06	(30.96)	119,613	1.05	1.13	(0.22)	73
Year ended 12/31/21	68.64	(0.45)	15.73	15.28	—	(4.34)	(4.34)	79.58	22.28	226,282	1.05	1.09	(0.59)	91
Year ended 12/31/20	58.67	(0.23)	20.55	20.32	—	(10.35)	(10.35)	68.64	36.24	215,610	1.05	1.13	(0.37)	37
Year ended 12/31/19	47.78	(0.08)	16.52	16.44	—	(5.55)	(5.55)	58.67	35.84	200,741	1.05	1.13	(0.15)	73

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the year ended December 31, 2019.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. Capital Appreciation Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Capital Appreciation Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
7	Invesco V.I. Capital Appreciation Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner
8	Invesco V.I. Capital Appreciation Fund

consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $1,793 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Over $1 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.69%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least April 30, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
9	Invesco V.I. Capital Appreciation Fund

 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $306,680.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $55,053 for accounting and fund administrative services and was reimbursed $555,823 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2024, the Fund incurred $3,172 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$802,426,986	$—	$—	$802,426,986
Money Market Funds	110,903	30,588,858	—	30,699,761
Total Investments	$802,537,889	$30,588,858	$—	$833,126,747
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
10	Invesco V.I. Capital Appreciation Fund

NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$13,071,039	$—	$13,071,039
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $190,899,753 and $256,554,434, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$416,539,265
Aggregate unrealized (depreciation) of investments	(2,108,561)
Net unrealized appreciation of investments	$414,430,704
Cost of investments for tax purposes is $418,696,043.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	61,877	$3,333,103	324,905	$12,101,688
Series II	55,018	2,759,205	868,264	31,453,669
Reacquired:
Series I	(842,790)	(44,677,433)	(1,599,624)	(65,072,076)
Series II	(503,683)	(25,392,617)	(739,826)	(29,145,007)
Net increase (decrease) in share activity	(1,229,578)	$(63,977,742)	(1,146,281)	$(50,661,726)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
11	Invesco V.I. Capital Appreciation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Capital Appreciation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Growth Index (Index).  The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board considered that the Fund was created in connection with Invesco Ltd.’s
12	Invesco V.I. Capital Appreciation Fund

acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
  C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were reasonably comparable to and below, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.
 The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio and contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products.
 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.
The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7  under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades
13	Invesco V.I. Capital Appreciation Fund

through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14	Invesco V.I. Capital Appreciation Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
15	Invesco V.I. Capital Appreciation Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16	Invesco V.I. Capital Appreciation Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. Comstock Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Proxy Results
18	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VK-VICOM-NCSRS

Schedule of Investments(a)
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.92%
Aerospace & Defense–2.19%
General Electric Co.	102,322	$16,266,128
Textron, Inc.	175,018	15,027,046
		31,293,174
Air Freight & Logistics–2.20%
FedEx Corp.	104,693	31,391,149
Asset Management & Custody Banks–1.43%
State Street Corp.	276,019	20,425,406
Automobile Manufacturers–0.21%
General Motors Co.	64,364	2,990,351
Biotechnology–0.55%
AbbVie, Inc.(b)	45,728	7,843,267
Broadline Retail–1.25%
eBay, Inc.	330,828	17,772,080
Building Products–1.94%
Johnson Controls International PLC	415,417	27,612,768
Cable & Satellite–2.22%
Charter Communications, Inc., Class A(b)(c)	60,663	18,135,811
Comcast Corp., Class A	344,176	13,477,932
		31,613,743
Casinos & Gaming–1.08%
Las Vegas Sands Corp.	347,685	15,385,061
Communications Equipment–2.88%
Cisco Systems, Inc.	529,887	25,174,931
F5, Inc.(c)	92,315	15,899,413
		41,074,344
Construction Machinery & Heavy Transportation Equipment– 2.40%
Caterpillar, Inc.	54,227	18,063,014
Wabtec Corp.	102,398	16,184,004
		34,247,018
Diversified Banks–8.98%
Bank of America Corp.	1,031,498	41,022,675
Citigroup, Inc.	338,586	21,486,668
Fifth Third Bancorp	523,431	19,099,997
Wells Fargo & Co.	782,185	46,453,967
		128,063,307
Electrical Components & Equipment–3.18%
Eaton Corp. PLC	74,259	23,283,910
Emerson Electric Co.	201,013	22,143,592
		45,427,502
Fertilizers & Agricultural Chemicals–1.95%
CF Industries Holdings, Inc.	167,982	12,450,826
Corteva, Inc.	286,141	15,434,445
		27,885,271
Shares		Value
Food Distributors–1.17%
Sysco Corp.	234,722	$16,756,804
Health Care Distributors–0.85%
Henry Schein, Inc.(c)	189,427	12,142,271
Health Care Equipment–2.41%
Baxter International, Inc.	203,697	6,813,665
Becton, Dickinson and Co.	49,362	11,536,393
GE HealthCare Technologies, Inc.	35,988	2,804,185
Medtronic PLC	168,624	13,272,395
		34,426,638
Health Care Facilities–0.86%
Universal Health Services, Inc., Class B	66,281	12,257,345
Health Care Services–1.30%
CVS Health Corp.	314,330	18,564,330
Health Care Supplies–0.31%
DENTSPLY SIRONA, Inc.(b)	176,781	4,403,614
Household Products–2.23%
Kimberly-Clark Corp.	132,486	18,309,565
Reckitt Benckiser Group PLC (United Kingdom)	249,813	13,514,680
		31,824,245
Integrated Oil & Gas–6.49%
Chevron Corp.	196,094	30,673,024
Exxon Mobil Corp.	234,142	26,954,427
Shell PLC, ADR (United Kingdom)	81,020	5,848,024
Suncor Energy, Inc. (Canada)	764,234	29,117,315
		92,592,790
Interactive Media & Services–4.50%
Alphabet, Inc., Class A	164,826	30,023,056
Meta Platforms, Inc., Class A	67,668	34,119,559
		64,142,615
Investment Banking & Brokerage–2.11%
Goldman Sachs Group, Inc. (The)	45,123	20,410,035
Morgan Stanley	100,157	9,734,259
		30,144,294
IT Consulting & Other Services–2.00%
Cognizant Technology Solutions Corp., Class A	249,292	16,951,856
DXC Technology Co.(c)	603,628	11,523,259
		28,475,115
Life & Health Insurance–0.95%
MetLife, Inc.	193,334	13,570,113
Managed Health Care–3.22%
Elevance Health, Inc.	61,754	33,462,023
Humana, Inc.	33,265	12,429,467
		45,891,490

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. Comstock Fund

Shares		Value
Movies & Entertainment–1.45%
Walt Disney Co. (The)	143,783	$14,276,214
Warner Bros. Discovery, Inc.(c)	868,482	6,461,506
		20,737,720
Multi-line Insurance–1.59%
American International Group, Inc.	304,768	22,625,976
Multi-Utilities–1.29%
Dominion Energy, Inc.(b)	374,886	18,369,414
Oil & Gas Exploration & Production–2.68%
ConocoPhillips	105,657	12,085,048
Hess Corp.	85,782	12,654,561
Marathon Oil Corp.	469,054	13,447,778
		38,187,387
Oil & Gas Storage & Transportation–0.92%
Cheniere Energy, Inc.	74,727	13,064,521
Packaged Foods & Meats–1.27%
Kraft Heinz Co. (The)	408,149	13,150,561
Tyson Foods, Inc., Class A	87,054	4,974,265
		18,124,826
Paper & Plastic Packaging Products & Materials–1.32%
International Paper Co.(b)	437,700	18,886,755
Pharmaceuticals–6.12%
AstraZeneca PLC (United Kingdom)	101,719	15,830,829
Bristol-Myers Squibb Co.	204,461	8,491,265
Johnson & Johnson	124,422	18,185,520
Merck & Co., Inc.	175,393	21,713,653
Sanofi S.A., ADR	476,733	23,131,085
		87,352,352
Property & Casualty Insurance–1.03%
Allstate Corp. (The)	91,902	14,673,073
Regional Banks–3.69%
Citizens Financial Group, Inc.	542,913	19,561,155
Huntington Bancshares, Inc.	1,329,738	17,525,947
M&T Bank Corp.	102,853	15,567,830
		52,654,932
Restaurants–1.11%
Starbucks Corp.	202,888	15,794,831
Semiconductors–3.96%
Intel Corp.	464,599	14,388,631
Shares		Value
Semiconductors–(continued)
NXP Semiconductors N.V. (China)	76,719	$20,644,316
QUALCOMM, Inc.	107,856	21,482,758
		56,515,705
Soft Drinks & Non-alcoholic Beverages–2.05%
Coca-Cola Co. (The)	200,828	12,782,702
Keurig Dr Pepper, Inc.	493,047	16,467,770
		29,250,472
Systems Software–2.82%
Microsoft Corp.	89,871	40,167,843
Telecom Tower REITs–0.36%
SBA Communications Corp., Class A	26,184	5,139,919
Tobacco–2.64%
Philip Morris International, Inc.	371,437	37,637,711
Wireless Telecommunication Services–0.76%
T-Mobile US, Inc.	61,206	10,783,273
Total Common Stocks & Other Equity Interests (Cost $905,951,563)		1,368,182,815
Money Market Funds–3.54%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	17,659,868	17,659,868
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)(e)	12,609,566	12,613,349
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	20,182,707	20,182,707
Total Money Market Funds (Cost $50,455,923)		50,455,924
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.46% (Cost $956,407,486)		1,418,638,739
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.59%
Invesco Private Government Fund, 5.31%(d)(e)(f)	14,356,065	14,356,065
Invesco Private Prime Fund, 5.48%(d)(e)(f)	36,904,148	36,915,220
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,271,285)		51,271,285
TOTAL INVESTMENTS IN SECURITIES–103.05% (Cost $1,007,678,771)		1,469,910,024
OTHER ASSETS LESS LIABILITIES—(3.05)%		(43,473,550)
NET ASSETS–100.00%		$1,426,436,474
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. Comstock Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at June 30, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,988,033	$56,618,622	$(42,946,787)	$-	$-	$17,659,868	$266,337
Invesco Liquid Assets Portfolio, Institutional Class	2,851,477	40,441,873	(30,676,276)	(855)	(2,870)	12,613,349	198,287
Invesco Treasury Portfolio, Institutional Class	4,557,752	64,706,997	(49,082,042)	-	-	20,182,707	303,644
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,180,876	140,358,934	(144,183,745)	-	-	14,356,065	218,499*
Invesco Private Prime Fund	46,750,825	312,160,136	(321,982,373)	(6,431)	(6,937)	36,915,220	584,659*
Total	$76,328,963	$614,286,562	$(588,871,223)	$(7,286)	$(9,807)	$101,727,209	$1,571,426

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/12/2024	Canadian Imperial Bank of Commerce	USD	485,881	CAD	667,120	$1,875
07/12/2024	Canadian Imperial Bank of Commerce	USD	265,275	EUR	247,591	6
07/12/2024	Deutsche Bank AG	USD	455,726	EUR	425,505	180
07/12/2024	Goldman Sachs International	EUR	460,859	USD	494,253	467
07/12/2024	Royal Bank of Canada	EUR	11,229,513	USD	12,171,378	139,554
07/12/2024	Royal Bank of Canada	GBP	14,224,328	USD	18,107,569	125,536
07/12/2024	State Street Bank & Trust Co.	CAD	633,010	USD	463,758	941
07/12/2024	State Street Bank & Trust Co.	USD	237,665	EUR	222,040	239
Subtotal—Appreciation						268,798
Currency Risk
07/12/2024	Citibank, N.A.	USD	403,361	CAD	550,580	(811)
07/12/2024	Goldman Sachs International	USD	339,656	EUR	316,161	(907)
07/12/2024	Royal Bank of Canada	CAD	20,362,926	USD	14,861,584	(26,514)
07/12/2024	Royal Bank of Canada	EUR	279,975	USD	299,124	(854)
Subtotal—Depreciation						(29,086)
Total Forward Foreign Currency Contracts						$239,712

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. Comstock Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $905,951,563)*	$1,368,182,815
Investments in affiliated money market funds, at value (Cost $101,727,208)	101,727,209
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	268,798
Cash	306,423
Foreign currencies, at value (Cost $555)	553
Receivable for:
Investments sold	3,014,535
Fund shares sold	4,095,692
Dividends	2,302,245
Investment for trustee deferred compensation and retirement plans	155,239
Other assets	455
Total assets	1,480,053,964
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	29,086
Payable for:
Investments purchased	676,029
Fund shares reacquired	490,661
Accrued foreign taxes	45,963
Collateral upon return of securities loaned	51,271,285
Accrued fees to affiliates	915,361
Accrued other operating expenses	23,458
Trustee deferred compensation and retirement plans	165,647
Total liabilities	53,617,490
Net assets applicable to shares outstanding	$1,426,436,474
Net assets consist of:
Shares of beneficial interest	$762,787,051
Distributable earnings	663,649,423
$1,426,436,474
Net Assets:
Series I	$211,597,226
Series II	$1,214,839,248
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	9,915,068
Series II	57,265,605
Series I:
Net asset value per share	$21.34
Series II:
Net asset value per share	$21.21

*	At June 30, 2024, securities with an aggregate value of $50,345,763 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $269,670)	$17,252,187
Dividends from affiliated money market funds (includes net securities lending income of $35,574)	803,842
Total investment income	18,056,029
Expenses:
Advisory fees	4,044,179
Administrative services fees	1,171,191
Custodian fees	14,888
Distribution fees - Series II	1,518,881
Transfer agent fees	34,278
Trustees’ and officers’ fees and benefits	14,773
Reports to shareholders	150,984
Professional services fees	27,049
Other	6,639
Total expenses	6,982,862
Less: Fees waived	(14,505)
Net expenses	6,968,357
Net investment income	11,087,672
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	86,513,325
Affiliated investment securities	(9,807)
Foreign currencies	16,738
Forward foreign currency contracts	464,245
86,984,501
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	16,775,735
Affiliated investment securities	(7,286)
Foreign currencies	(1,885)
Forward foreign currency contracts	545,693
17,312,257
Net realized and unrealized gain	104,296,758
Net increase in net assets resulting from operations	$115,384,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. Comstock Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$11,087,672	$21,920,644
Net realized gain	86,984,501	100,571,468
Change in net unrealized appreciation	17,312,257	32,168,701
Net increase in net assets resulting from operations	115,384,430	154,660,813
Distributions to shareholders from distributable earnings:
Series I	—	(26,098,541)
Series II	—	(149,359,159)
Total distributions from distributable earnings	—	(175,457,700)
Share transactions–net:
Series I	(15,391,198)	4,721,565
Series II	(96,420,656)	46,103,990
Net increase (decrease) in net assets resulting from share transactions	(111,811,854)	50,825,555
Net increase in net assets	3,572,576	30,028,668
Net assets:
Beginning of period	1,422,863,898	1,392,835,230
End of period	$1,426,436,474	$1,422,863,898
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. Comstock Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$19.67	$0.18	$1.49	$1.67	$—	$—	$—	$21.34	8.49%	$211,597	0.77%(d)	0.77%(d)	1.76%(d)	8%
Year ended 12/31/23	20.34	0.37	1.77	2.14	(0.39)	(2.42)	(2.81)	19.67	12.36	209,813	0.75	0.75	1.80	20
Year ended 12/31/22	21.14	0.36	(0.16)	0.20	(0.34)	(0.66)	(1.00)	20.34	1.12	207,442	0.75	0.75	1.72	21
Year ended 12/31/21	16.13	0.30	5.07	5.37	(0.36)	—	(0.36)	21.14	33.36	212,550	0.74	0.74	1.53	16
Year ended 12/31/20	17.16	0.32	(0.59)	(0.27)	(0.36)	(0.40)	(0.76)	16.13	(0.85)	181,594	0.75	0.75	2.24	38
Year ended 12/31/19	16.12	0.37	3.45	3.82	(0.37)	(2.41)	(2.78)	17.16	25.30	199,521	0.74	0.74	2.09	21
Series II
Six months ended 06/30/24	19.58	0.16	1.47	1.63	—	—	—	21.21	8.33	1,214,839	1.02(d)	1.02(d)	1.51(d)	8
Year ended 12/31/23	20.25	0.32	1.77	2.09	(0.34)	(2.42)	(2.76)	19.58	12.10	1,213,051	1.00	1.00	1.55	20
Year ended 12/31/22	21.05	0.31	(0.16)	0.15	(0.29)	(0.66)	(0.95)	20.25	0.85	1,185,393	1.00	1.00	1.47	21
Year ended 12/31/21	16.07	0.25	5.05	5.30	(0.32)	—	(0.32)	21.05	33.04	1,323,433	0.99	0.99	1.28	16
Year ended 12/31/20	17.09	0.28	(0.58)	(0.30)	(0.32)	(0.40)	(0.72)	16.07	(1.09)	1,144,913	1.00	1.00	1.99	38
Year ended 12/31/19	16.06	0.32	3.44	3.76	(0.32)	(2.41)	(2.73)	17.09	24.94	1,240,109	0.99	0.99	1.84	21

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco V.I. Comstock Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Comstock Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
8	Invesco V.I. Comstock Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner
9	Invesco V.I. Comstock Fund

consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $3,113 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Through June 30, 2024, under the terms of the investment advisory agreement, the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.600%
Next $500 million	0.550%
Effective  July 1, 2024, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.600%
Next $1.5 billion	0.550%
Over $2 billion	0.530%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.57%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
10	Invesco V.I. Comstock Fund

 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $14,505.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $102,646 for accounting and fund administrative services and was reimbursed $1,068,545 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2024, the Fund incurred $35,287 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,338,837,306	$29,345,509	$—	$1,368,182,815
Money Market Funds	50,455,924	51,271,285	—	101,727,209
Total Investments in Securities	1,389,293,230	80,616,794	—	1,469,910,024
Other Investments - Assets*
Forward Foreign Currency Contracts	—	268,798	—	268,798
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(29,086)	—	(29,086)
Total Other Investments	—	239,712	—	239,712
Total Investments	$1,389,293,230	$80,856,506	$—	$1,470,149,736

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
11	Invesco V.I. Comstock Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2024:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$268,798
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$268,798
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(29,086)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(29,086)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2024.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Canadian Imperial Bank of Commerce	$1,881	$−	$1,881	$—	$—	$1,881
Citibank, N.A.	−	(811)	(811)	—	—	(811)
Deutsche Bank AG	180	−	180	—	—	180
Goldman Sachs International	467	(907)	(440)	—	—	(440)
Royal Bank of Canada	265,090	(27,368)	237,722	—	—	237,722
State Street Bank & Trust Co.	1,180	−	1,180	—	—	1,180
Total	$268,798	$(29,086)	$239,712	$—	$—	$239,712
Effect of Derivative Investments for the six months ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$464,245
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	545,693
Total	$1,009,938
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$43,255,120
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
12	Invesco V.I. Comstock Fund

NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $107,681,378 and $248,293,693, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$492,505,794
Aggregate unrealized (depreciation) of investments	(44,662,481)
Net unrealized appreciation of investments	$447,843,313
Cost of investments for tax purposes is $1,022,306,423.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	280,023	$5,844,377	914,010	$18,717,155
Series II	822,949	17,018,930	5,985,023	121,718,269
Issued as reinvestment of dividends:
Series I	-	-	1,499,055	26,098,541
Series II	-	-	8,618,532	149,359,159
Reacquired:
Series I	(1,030,841)	(21,235,575)	(1,946,776)	(40,094,131)
Series II	(5,514,568)	(113,439,586)	(11,188,148)	(224,973,438)
Net increase (decrease) in share activity	(5,442,437)	$(111,811,854)	3,881,696	$50,825,555

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
13	Invesco V.I. Comstock Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Comstock Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index).  The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the index for the three and five year periods. The Board recognized that the performance
14	Invesco V.I. Comstock Fund

data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the Fund’s contractual management fee schedule was amended effective July 1, 2024 to add an additional breakpoint for assets over $2 billion.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels.
The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products.  The Board considered information from Invesco Advisers regarding the Fund’s actual management fees and the levels of the Fund’s breakpoints in light of current asset levels. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2023.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the
15	Invesco V.I. Comstock Fund

affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
16	Invesco V.I. Comstock Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
17	Invesco V.I. Comstock Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
18	Invesco V.I. Comstock Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. Core Equity Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Proxy Results
17	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VICEQ-NCSRS

Schedule of Investments(a)
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.33%
Aerospace & Defense–1.81%
Howmet Aerospace, Inc.	82,454	$6,400,904
Huntington Ingalls Industries, Inc.	24,256	5,974,980
		12,375,884
Air Freight & Logistics–1.22%
United Parcel Service, Inc., Class B	60,990	8,346,481
Application Software–0.88%
Tyler Technologies, Inc.(b)	12,015	6,040,902
Asset Management & Custody Banks–1.38%
BlackRock, Inc.	11,973	9,426,582
Automotive Parts & Equipment–0.92%
Aptiv PLC(b)	89,489	6,301,815
Broadline Retail–5.20%
Amazon.com, Inc.(b)	184,269	35,609,984
Building Products–0.83%
Johnson Controls International PLC	85,318	5,671,087
Communications Equipment–0.67%
Motorola Solutions, Inc.	11,873	4,583,572
Construction Materials–0.82%
CRH PLC	74,419	5,579,937
Consumer Finance–1.54%
American Express Co.	45,473	10,529,273
Consumer Staples Merchandise Retail–1.53%
Walmart, Inc.	154,717	10,475,888
Distillers & Vintners–1.11%
Constellation Brands, Inc., Class A	29,445	7,575,610
Distributors–0.75%
LKQ Corp.	123,798	5,148,759
Diversified Banks–2.83%
JPMorgan Chase & Co.	95,884	19,393,498
Diversified Financial Services–0.70%
Equitable Holdings, Inc.	116,872	4,775,390
Electric Utilities–0.69%
PPL Corp.	170,054	4,701,993
Electrical Components & Equipment–2.45%
Emerson Electric Co.	87,017	9,585,793
Hubbell, Inc.	19,720	7,207,265
		16,793,058
Fertilizers & Agricultural Chemicals–0.72%
Mosaic Co. (The)	170,922	4,939,646
Health Care Equipment–2.42%
Boston Scientific Corp.(b)	108,865	8,383,693
Shares		Value
Health Care Equipment–(continued)
Zimmer Biomet Holdings, Inc.	75,622	$8,207,256
		16,590,949
Health Care Facilities–1.32%
HCA Healthcare, Inc.	28,146	9,042,747
Home Improvement Retail–1.27%
Lowe’s Cos., Inc.	39,544	8,717,870
Hotels, Resorts & Cruise Lines–1.97%
Royal Caribbean Cruises Ltd.(b)	50,407	8,036,388
Wyndham Hotels & Resorts, Inc.(c)	73,881	5,467,194
		13,503,582
Household Products–2.01%
Procter & Gamble Co. (The)	83,629	13,792,095
Human Resource & Employment Services–0.57%
Paylocity Holding Corp.(b)	29,419	3,878,895
Industrial REITs–1.32%
Prologis, Inc.	80,257	9,013,664
Insurance Brokers–1.24%
Arthur J. Gallagher & Co.	32,647	8,465,694
Integrated Oil & Gas–1.88%
Chevron Corp.	82,292	12,872,115
Integrated Telecommunication Services–1.58%
Verizon Communications, Inc.	262,976	10,845,130
Interactive Media & Services–6.96%
Alphabet, Inc., Class A	144,284	26,281,331
Meta Platforms, Inc., Class A	42,348	21,352,708
		47,634,039
Internet Services & Infrastructure–0.62%
MongoDB, Inc.(b)(c)	16,942	4,234,822
Investment Banking & Brokerage–2.64%
Charles Schwab Corp. (The)	95,650	7,048,449
Morgan Stanley	69,138	6,719,522
Raymond James Financial, Inc.	34,733	4,293,346
		18,061,317
Life Sciences Tools & Services–1.63%
Danaher Corp.	22,594	5,645,111
Lonza Group AG (Switzerland)	10,094	5,495,222
		11,140,333
Managed Health Care–1.63%
UnitedHealth Group, Inc.	21,864	11,134,461
Movies & Entertainment–1.01%
Walt Disney Co. (The)	69,451	6,895,790
Multi-Family Residential REITs–0.90%
Mid-America Apartment Communities, Inc.	43,160	6,155,048

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. Core Equity Fund

Shares		Value
Multi-line Insurance–1.31%
American International Group, Inc.	121,103	$8,990,687
Multi-Utilities–0.82%
Ameren Corp.	79,093	5,624,303
Oil & Gas Exploration & Production–1.94%
APA Corp.(c)	159,302	4,689,851
Marathon Oil Corp.	298,831	8,567,485
		13,257,336
Personal Care Products–0.66%
BellRing Brands, Inc.(b)	79,253	4,528,516
Pharmaceuticals–3.68%
Eli Lilly and Co.	17,353	15,711,059
Pfizer, Inc.	169,173	4,733,461
Sanofi S.A., ADR	98,106	4,760,103
		25,204,623
Property & Casualty Insurance–0.73%
Hartford Financial Services Group, Inc. (The)	49,936	5,020,565
Regional Banks–0.87%
M&T Bank Corp.	39,337	5,954,048
Restaurants–1.10%
McDonald’s Corp.(c)	29,611	7,546,067
Semiconductor Materials & Equipment–1.42%
Applied Materials, Inc.	41,232	9,730,340
Semiconductors–10.44%
Broadcom, Inc.	6,971	11,192,150
NVIDIA Corp.	412,337	50,940,113
Texas Instruments, Inc.	47,857	9,309,622
		71,441,885
Specialty Chemicals–0.65%
PPG Industries, Inc.	35,122	4,421,509
Systems Software–8.91%
GitLab, Inc., Class A(b)	71,535	3,556,720
Microsoft Corp.	128,546	57,453,635
		61,010,355
Technology Hardware, Storage & Peripherals–5.94%
Apple, Inc.	164,162	34,575,801
Shares		Value
Technology Hardware, Storage & Peripherals–(continued)
Dell Technologies, Inc., Class C	44,340	$6,114,929
		40,690,730
Timber REITs–0.53%
Weyerhaeuser Co.	126,912	3,603,032
Tobacco–1.38%
Philip Morris International, Inc.	93,537	9,478,104
Trading Companies & Distributors–0.66%
Air Lease Corp., Class A(c)	95,561	4,542,014
Transaction & Payment Processing Services–1.27%
Fiserv, Inc.(b)	58,146	8,666,080
Total Common Stocks & Other Equity Interests (Cost $451,214,789)		679,958,104
Money Market Funds–0.73%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	1,747,356	1,747,356
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)(e)	1,247,749	1,248,123
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	1,996,979	1,996,979
Total Money Market Funds (Cost $4,992,458)		4,992,458
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $456,207,247)		684,950,562
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.56%
Invesco Private Government Fund, 5.31%(d)(e)(f)	4,908,316	4,908,316
Invesco Private Prime Fund, 5.48%(d)(e)(f)	12,617,595	12,621,380
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,529,696)		17,529,696
TOTAL INVESTMENTS IN SECURITIES–102.62% (Cost $473,736,943)		702,480,258
OTHER ASSETS LESS LIABILITIES—(2.62)%		(17,950,935)
NET ASSETS–100.00%		$684,529,323
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. Core Equity Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,887,654	$18,356,796	$(21,497,094)	$-	$-	$1,747,356	$62,962
Invesco Liquid Assets Portfolio, Institutional Class	3,492,363	13,111,997	(15,355,461)	(829)	53	1,248,123	46,672
Invesco Treasury Portfolio, Institutional Class	5,585,890	20,979,196	(24,568,107)	-	-	1,996,979	71,800
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,408,189	192,808,183	(198,308,056)	-	-	4,908,316	325,918*
Invesco Private Prime Fund	29,325,307	417,987,242	(434,668,127)	(1,748)	(21,294)	12,621,380	859,382*
Total	$53,699,403	$663,243,414	$(694,396,845)	$(2,577)	$(21,241)	$22,522,154	$1,366,734

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. Core Equity Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $451,214,789)*	$679,958,104
Investments in affiliated money market funds, at value (Cost $22,522,154)	22,522,154
Foreign currencies, at value (Cost $1,579)	1,434
Receivable for:
Fund shares sold	18,768
Dividends	336,055
Investment for trustee deferred compensation and retirement plans	297,260
Other assets	131,402
Total assets	703,265,177
Liabilities:
Payable for:
Fund shares reacquired	556,034
Amount due custodian	4,782
Collateral upon return of securities loaned	17,529,696
Accrued fees to affiliates	314,074
Accrued other operating expenses	20,719
Trustee deferred compensation and retirement plans	310,549
Total liabilities	18,735,854
Net assets applicable to shares outstanding	$684,529,323
Net assets consist of:
Shares of beneficial interest	$348,316,450
Distributable earnings	336,212,873
$684,529,323
Net Assets:
Series I	$661,747,769
Series II	$22,781,554
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	19,589,051
Series II	679,166
Series I:
Net asset value per share	$33.78
Series II:
Net asset value per share	$33.54

*	At June 30, 2024, securities with an aggregate value of $17,127,068 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $5,432)	$5,229,308
Dividends from affiliated money market funds (includes net securities lending income of $40,209)	221,643
Total investment income	5,450,951
Expenses:
Advisory fees	2,139,294
Administrative services fees	569,410
Custodian fees	3,180
Distribution fees - Series II	27,001
Transfer agent fees	15,483
Trustees’ and officers’ fees and benefits	11,963
Reports to shareholders	83,155
Professional services fees	26,496
Other	3,269
Total expenses	2,879,251
Less: Fees waived	(3,970)
Net expenses	2,875,281
Net investment income	2,575,670
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	42,505,273
Affiliated investment securities	(21,241)
Foreign currencies	1,622
42,485,654
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	53,249,140
Affiliated investment securities	(2,577)
Foreign currencies	(1,693)
53,244,870
Net realized and unrealized gain	95,730,524
Net increase in net assets resulting from operations	$98,306,194

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. Core Equity Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$2,575,670	$4,246,333
Net realized gain	42,485,654	62,223,297
Change in net unrealized appreciation	53,244,870	85,506,615
Net increase in net assets resulting from operations	98,306,194	151,976,245
Distributions to shareholders from distributable earnings:
Series I	—	(19,295,733)
Series II	—	(558,840)
Total distributions from distributable earnings	—	(19,854,573)
Share transactions–net:
Series I	(92,721,877)	(152,193,400)
Series II	(734,769)	(1,233,886)
Net increase (decrease) in net assets resulting from share transactions	(93,456,646)	(153,427,286)
Net increase (decrease) in net assets	4,849,548	(21,305,614)
Net assets:
Beginning of period	679,679,775	700,985,389
End of period	$684,529,323	$679,679,775
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. Core Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$29.29	$0.12	$4.37	$4.49	$—	$—	$—	$33.78	15.33%	$661,748	0.82%(d)	0.82%(d)	0.75%(d)	18%
Year ended 12/31/23	24.55	0.17	5.45	5.62	(0.21)	(0.67)	(0.88)	29.29	23.36	659,227	0.80	0.80	0.61	47
Year ended 12/31/22	37.79	0.24	(8.10)	(7.86)	(0.30)	(5.08)	(5.38)	24.55	(20.55)	682,777	0.80	0.80	0.78	88
Year ended 12/31/21	30.43	0.25	8.16	8.41	(0.24)	(0.81)	(1.05)	37.79	27.74	969,408	0.80	0.80	0.72	54
Year ended 12/31/20	34.95	0.29	3.89	4.18	(0.48)	(8.22)	(8.70)	30.43	13.85	740,345	0.81	0.81	0.89	50
Year ended 12/31/19	30.94	0.38	8.22	8.60	(0.35)	(4.24)	(4.59)	34.95	28.97	855,744	0.78	0.78	1.08	82
Series II
Six months ended 06/30/24	29.12	0.08	4.34	4.42	—	—	—	33.54	15.18	22,782	1.07(d)	1.07(d)	0.50(d)	18
Year ended 12/31/23	24.40	0.10	5.42	5.52	(0.13)	(0.67)	(0.80)	29.12	23.08	20,453	1.05	1.05	0.36	47
Year ended 12/31/22	37.57	0.16	(8.05)	(7.89)	(0.20)	(5.08)	(5.28)	24.40	(20.75)	18,208	1.05	1.05	0.53	88
Year ended 12/31/21	30.27	0.16	8.11	8.27	(0.16)	(0.81)	(0.97)	37.57	27.42	25,276	1.05	1.05	0.47	54
Year ended 12/31/20	34.81	0.21	3.85	4.06	(0.38)	(8.22)	(8.60)	30.27	13.53	22,009	1.06	1.06	0.64	50
Year ended 12/31/19	30.66	0.29	8.16	8.45	(0.06)	(4.24)	(4.30)	34.81	28.66	22,652	1.03	1.03	0.83	82

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco V.I. Core Equity Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
8	Invesco V.I. Core Equity Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $4,273 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
9	Invesco V.I. Core Equity Fund

J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Through June 30, 2024, under the terms of the investment advisory agreement, the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.650%
Over $250 million	0.600%
Effective July 1, 2024, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.650%
Next $1.75 billion	0.600%
Over $2 billion	0.580%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.62%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $3,970.
10	Invesco V.I. Core Equity Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $51,071 for accounting and fund administrative services and was reimbursed $518,339 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2024, the Fund incurred $3,783 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$674,462,882	$5,495,222	$—	$679,958,104
Money Market Funds	4,992,458	17,529,696	—	22,522,154
Total Investments	$679,455,340	$23,024,918	$—	$702,480,258
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
11	Invesco V.I. Core Equity Fund

The Fund did not have a capital loss carryforward as of December 31, 2023.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $124,967,581 and $204,945,515, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$245,430,546
Aggregate unrealized (depreciation) of investments	(19,148,767)
Net unrealized appreciation of investments	$226,281,779
Cost of investments for tax purposes is $476,198,479.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	238,473	$7,562,201	533,918	$14,525,978
Series II	29,915	936,744	77,090	2,080,780
Issued as reinvestment of dividends:
Series I	-	-	752,857	19,295,733
Series II	-	-	21,924	558,840
Reacquired:
Series I	(3,159,312)	(100,284,078)	(6,590,617)	(186,015,111)
Series II	(53,223)	(1,671,513)	(142,656)	(3,873,506)
Net increase (decrease) in share activity	(2,944,147)	$(93,456,646)	(5,347,484)	$(153,427,286)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
12	Invesco V.I. Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Core Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Index (Index).  The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one year period and in the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board considered that the Fund’s stock selection in certain sectors detracted from Fund performance.  The Board further
13	Invesco V.I. Core Equity Fund

considered that the Fund underwent a portfolio management team change in November 2022, and that performance results prior to such date were those of the prior portfolio management team.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each the same as the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the Fund’s contractual management fee schedule was amended effective July 1, 2024 to add an additional breakpoint for assets over $2 billion.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels.
The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such total expenses.  The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent
14	Invesco V.I. Core Equity Fund

the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15	Invesco V.I. Core Equity Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
16	Invesco V.I. Core Equity Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17	Invesco V.I. Core Equity Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. Core Plus Bond Fund

2	Schedule of Investments
23	Financial Statements
25	Financial Highlights
26	Notes to Financial Statements
33	Approval of Investment Advisory and Sub-Advisory Contracts
36	Proxy Results
37	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VICPB-NCSRS

Schedule of Investments(a)
June 30, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–43.00%
Advertising–0.00%
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	$4,000	$3,978
Aerospace & Defense–0.75%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(b)	2,000	1,951
BAE Systems PLC (United Kingdom), 5.13%, 03/26/2029(b)	200,000	199,158
Boeing Co. (The),
6.26%, 05/01/2027(b)	37,000	37,264
6.30%, 05/01/2029(b)	53,000	53,762
6.39%, 05/01/2031(b)	3,000	3,055
6.53%, 05/01/2034(b)	199,000	203,858
L3Harris Technologies, Inc., 5.40%, 07/31/2033	8,000	7,978
Lockheed Martin Corp.,
5.10%, 11/15/2027	7,000	7,051
4.50%, 02/15/2029	61,000	60,089
4.80%, 08/15/2034	90,000	87,923
5.90%, 11/15/2063	5,000	5,251
RTX Corp.,
5.75%, 01/15/2029	28,000	28,758
6.00%, 03/15/2031	9,000	9,379
5.15%, 02/27/2033	25,000	24,751
6.40%, 03/15/2054	11,000	12,002
TransDigm, Inc.,
6.75%, 08/15/2028(b)	81,000	82,091
6.38%, 03/01/2029(b)	97,000	97,610
6.63%, 03/01/2032(b)	89,000	90,007
		1,011,938
Agricultural & Farm Machinery–0.14%
AGCO Corp.,
5.45%, 03/21/2027	10,000	10,027
5.80%, 03/21/2034	59,000	58,802
John Deere Capital Corp., 5.10%, 04/11/2034	118,000	117,712
		186,541
Air Freight & Logistics–0.47%
GXO Logistics, Inc.,
6.25%, 05/06/2029	157,000	159,766
6.50%, 05/06/2034	94,000	95,450
United Parcel Service, Inc.,
5.15%, 05/22/2034	107,000	106,749
5.50%, 05/22/2054	189,000	187,557
5.60%, 05/22/2064	87,000	86,334
		635,856
Application Software–0.09%
Constellation Software, Inc. (Canada), 5.46%, 02/16/2034(b)	48,000	48,035
Intuit, Inc., 5.20%, 09/15/2033	34,000	34,155
SS&C Technologies, Inc., 6.50%, 06/01/2032(b)	44,000	44,415
		126,605
	Principal Amount	Value
Asset Management & Custody Banks–0.39%
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	$54,000	$55,318
5.15%, 05/15/2033	27,000	27,058
Ares Capital Corp.,
5.88%, 03/01/2029	51,000	50,283
5.95%, 07/15/2029	83,000	81,617
Bank of New York Mellon Corp. (The),
4.98%, 03/14/2030(c)	14,000	13,919
5.83%, 10/25/2033(c)	5,000	5,179
5.19%, 03/14/2035(c)	10,000	9,874
Series J, 4.97%, 04/26/2034(c)	10,000	9,760
Series I, 3.75%(c)(d)	3,000	2,776
Blackstone Secured Lending Fund,
2.13%, 02/15/2027	85,000	76,787
5.88%, 11/15/2027	110,000	109,246
Brookfield Corp. (Canada), 4.00%, 01/15/2025	4,000	3,961
Northern Trust Corp., 6.13%, 11/02/2032	2,000	2,101
State Street Corp.,
5.68%, 11/21/2029(c)	53,000	54,247
6.12%, 11/21/2034(c)	30,000	31,174
		533,300
Automobile Manufacturers–2.00%
American Honda Finance Corp., 4.90%, 01/10/2034	31,000	30,095
Daimler Truck Finance North America LLC (Germany),
5.15%, 01/16/2026(b)	150,000	149,252
5.00%, 01/15/2027(b)	150,000	148,958
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	242,000	246,746
7.35%, 11/04/2027	209,000	217,876
6.80%, 05/12/2028	339,000	349,395
6.80%, 11/07/2028	200,000	206,732
7.20%, 06/10/2030	49,000	51,569
7.12%, 11/07/2033	204,000	215,686
Hyundai Capital America,
5.88%, 04/07/2025(b)	2,000	2,002
5.60%, 03/30/2028(b)	22,000	22,157
5.35%, 03/19/2029(b)	30,000	29,962
5.80%, 04/01/2030(b)	6,000	6,112
Mercedes-Benz Finance North America LLC (Germany),
5.10%, 08/03/2028(b)	256,000	256,695
4.85%, 01/11/2029(b)	145,000	144,148
5.00%, 01/11/2034(b)	150,000	146,650
Toyota Motor Credit Corp.,
5.25%, 09/11/2028	17,000	17,200
5.10%, 03/21/2031	26,000	26,020
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)	200,000	198,790
5.60%, 03/22/2034(b)	236,000	234,763
		2,700,808

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Automotive Parts & Equipment–0.65%
ERAC USA Finance LLC,
5.00%, 02/15/2029(b)	$49,000	$48,889
4.90%, 05/01/2033(b)	25,000	24,342
5.20%, 10/30/2034(b)	69,000	68,359
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	150,000	153,031
7.13%, 04/14/2030(b)	235,000	243,548
6.75%, 04/23/2030(b)	127,000	129,461
6.88%, 04/23/2032(b)	203,000	209,999
		877,629
Automotive Retail–0.04%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	41,000	40,692
AutoZone, Inc., 5.20%, 08/01/2033	20,000	19,699
		60,391
Biotechnology–0.38%
AbbVie, Inc.,
4.80%, 03/15/2029	86,000	85,685
4.95%, 03/15/2031	90,000	89,796
5.05%, 03/15/2034	65,000	64,834
5.35%, 03/15/2044	42,000	41,547
5.40%, 03/15/2054	106,000	104,892
5.50%, 03/15/2064	82,000	81,014
Amgen, Inc.,
5.15%, 03/02/2028	19,000	19,001
5.25%, 03/02/2030	6,000	6,046
Gilead Sciences, Inc.,
5.25%, 10/15/2033	11,000	11,085
5.55%, 10/15/2053	10,000	9,992
		513,892
Brewers–0.00%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	3,000	3,820
Building Products–0.03%
Carrier Global Corp., 5.90%, 03/15/2034	10,000	10,442
Lennox International, Inc., 5.50%, 09/15/2028	28,000	28,326
		38,768
Cable & Satellite–0.22%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 09/01/2029(b)	80,000	76,100
7.38%, 03/01/2031(b)	90,000	88,797
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 02/01/2034	61,000	61,650
Comcast Corp., 5.50%, 11/15/2032	8,000	8,185
Cox Communications, Inc.,
5.70%, 06/15/2033(b)	6,000	5,970
5.80%, 12/15/2053(b)	61,000	58,168
		298,870
	Principal Amount	Value
Cargo Ground Transportation–0.07%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 07/15/2025(b)	$4,000	$3,932
5.75%, 05/24/2026(b)	6,000	6,018
5.35%, 01/12/2027(b)	7,000	6,989
5.70%, 02/01/2028(b)	6,000	6,056
5.55%, 05/01/2028(b)	14,000	14,103
6.05%, 08/01/2028(b)	18,000	18,442
6.20%, 06/15/2030(b)	6,000	6,249
Ryder System, Inc., 6.60%, 12/01/2033	28,000	29,915
		91,704
Commercial & Residential Mortgage Finance–0.25%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)	10,000	10,207
6.75%, 10/25/2028(b)	44,000	45,875
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(c)	200,000	204,143
Radian Group, Inc., 6.20%, 05/15/2029	76,000	76,777
		337,002
Communications Equipment–0.01%
Cisco Systems, Inc., 5.30%, 02/26/2054	19,000	18,623
Computer & Electronics Retail–0.01%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	2,000	2,022
5.30%, 10/01/2029	4,000	4,024
Leidos, Inc., 5.75%, 03/15/2033	8,000	8,074
		14,120
Construction Machinery & Heavy Transportation Equipment– 0.06%
Cummins, Inc.,
4.90%, 02/20/2029	25,000	24,974
5.45%, 02/20/2054	55,000	53,986
		78,960
Consumer Electronics–0.30%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	200,000	201,079
5.63%, 04/24/2029(b)	200,000	202,303
		403,382
Consumer Finance–0.48%
American Express Co.,
5.65%, 04/23/2027(c)	134,000	134,566
5.53%, 04/25/2030(c)	120,000	121,411
5.92%, 04/25/2035(c)	109,000	110,786
Capital One Financial Corp.,
7.15%, 10/29/2027(c)	12,000	12,405
6.31%, 06/08/2029(c)	10,000	10,235
7.62%, 10/30/2031(c)	15,000	16,518
6.38%, 06/08/2034(c)	11,000	11,292
FirstCash, Inc., 6.88%, 03/01/2032(b)	220,000	220,246
General Motors Financial Co., Inc., 5.40%, 04/06/2026	5,000	4,991
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Consumer Finance–(continued)
Synchrony Financial, 4.25%, 08/15/2024	$4,000	$3,991
		646,441
Consumer Staples Merchandise Retail–0.01%
Dollar General Corp., 5.50%, 11/01/2052	7,000	6,595
Target Corp., 4.80%, 01/15/2053	7,000	6,350
		12,945
Distillers & Vintners–0.00%
Constellation Brands, Inc., 4.90%, 05/01/2033	6,000	5,796
Distributors–0.09%
Genuine Parts Co.,
6.50%, 11/01/2028	73,000	76,570
6.88%, 11/01/2033	42,000	46,141
		122,711
Diversified Banks–11.62%
Australia and New Zealand Banking Group Ltd. (Australia), 6.74%, 12/08/2032(b)	387,000	411,860
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
7.88%, 11/15/2034(c)	200,000	218,078
9.38%(c)(d)	200,000	213,363
Banco Santander S.A. (Spain),
6.53%, 11/07/2027(c)	200,000	204,645
5.55%, 03/14/2028(c)	200,000	199,691
9.63%(c)(d)	400,000	429,424
9.63%(c)(d)(e)	400,000	444,402
Bank of America Corp.,
6.42% (SOFR + 1.05%), 02/04/2028(f)	2,000	2,011
4.95%, 07/22/2028(c)	2,000	1,984
5.20%, 04/25/2029(c)	23,000	22,969
4.27%, 07/23/2029(c)	4,000	3,855
5.02%, 07/22/2033(c)	2,000	1,956
5.29%, 04/25/2034(c)	9,000	8,911
5.47%, 01/23/2035(c)	20,000	19,987
7.75%, 05/14/2038	232,000	276,035
Bank of Montreal (Canada),
5.30%, 06/05/2026	5,000	4,998
7.70%, 05/26/2084(c)	365,000	373,720
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(c)	306,000	321,342
8.00%, 01/27/2084(c)	54,000	55,899
Barclays PLC (United Kingdom), 6.69%, 09/13/2034(c)	207,000	219,565
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(b)(c)	225,000	228,001
BPCE S.A. (France),
5.93% (SOFR + 0.57%), 01/14/2025(b)(f)	250,000	250,288
5.20%, 01/18/2027(b)	250,000	249,282
5.72%, 01/18/2030(b)(c)	253,000	252,569
Citibank N.A., 5.57%, 04/30/2034	250,000	254,091
Principal Amount		Value
Diversified Banks–(continued)
Citigroup, Inc.,
4.08%, 04/23/2029(c)	$3,000	$2,877
5.17%, 02/13/2030(c)	31,000	30,826
6.17%, 05/25/2034(c)	24,000	24,420
5.83%, 02/13/2035(c)	90,000	89,101
Series AA, 7.63%(c)(d)	131,000	136,722
Series BB, 7.20%(c)(d)	154,000	158,195
Series CC, 7.13%(c)(d)	168,000	168,044
Series V, 4.70%(c)(d)	66,000	64,670
Series Z, 7.38%(c)(d)	145,000	149,170
Comerica, Inc., 5.98%, 01/30/2030(c)	14,000	13,798
Cooperatieve Rabobank U.A. (Netherlands), 3.65%, 04/06/2028(b)(c)	250,000	238,708
Credit Agricole S.A. (France),
4.38%, 03/17/2025(b)	310,000	306,434
5.34%, 01/10/2030(b)(c)	317,000	313,705
6.25%, 01/10/2035(b)(c)	250,000	251,664
Discover Bank, 4.65%, 09/13/2028	116,000	111,431
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)	337,000	329,391
Fifth Third Bancorp,
2.38%, 01/28/2025	3,000	2,942
1.71%, 11/01/2027(c)	3,000	2,752
6.34%, 07/27/2029(c)	2,000	2,051
4.77%, 07/28/2030(c)	7,000	6,735
5.63%, 01/29/2032(c)	4,000	3,967
HSBC Holdings PLC (United Kingdom),
5.60%, 05/17/2028(c)	224,000	224,934
5.21%, 08/11/2028(c)	207,000	205,702
5.73%, 05/17/2032(c)	200,000	200,568
6.33%, 03/09/2044(c)	315,000	329,735
6.00%(c)(d)	200,000	193,620
ING Groep N.V. (Netherlands),
5.34%, 03/19/2030(c)	200,000	199,282
5.55%, 03/19/2035(c)	288,000	284,469
JPMorgan Chase & Co.,
3.63%, 12/01/2027	2,000	1,914
3.78%, 02/01/2028(c)	3,000	2,891
5.57%, 04/22/2028(c)	98,000	98,815
4.85%, 07/25/2028(c)	2,000	1,980
5.30%, 07/24/2029(c)	17,000	17,061
6.09%, 10/23/2029(c)	25,000	25,837
5.01%, 01/23/2030(c)	10,000	9,925
5.58%, 04/22/2030(c)	78,000	79,253
5.72%, 09/14/2033(c)	5,000	5,072
6.25%, 10/23/2034(c)	38,000	40,324
5.34%, 01/23/2035(c)	8,000	7,956
Series W, 6.58% (3 mo. Term SOFR + 1.26%), 05/15/2047(f)	3,000	2,760
Series NN, 6.88%(c)(d)	62,000	64,193
KeyCorp,
6.65% (SOFR + 1.25%), 05/23/2025(f)	11,000	10,961
2.55%, 10/01/2029	5,000	4,240
Lloyds Banking Group PLC (United Kingdom), 5.68%, 01/05/2035(c)	210,000	209,281
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Manufacturers & Traders Trust Co.,
2.90%, 02/06/2025	$250,000	$245,445
4.70%, 01/27/2028	230,000	221,828
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)	200,000	198,955
5.26%, 04/17/2030(c)	276,000	275,428
5.43%, 04/17/2035(c)	292,000	290,922
8.20%(c)(d)(e)	359,000	386,602
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(c)	200,000	202,740
5.38%, 07/10/2030(c)	200,000	199,782
5.59%, 07/10/2035(c)	268,000	267,061
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	291,000	294,654
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	200,000	200,402
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(c)	24,000	24,589
5.58%, 06/12/2029(c)	20,000	20,225
6.04%, 10/28/2033(c)	2,000	2,062
5.07%, 01/24/2034(c)	4,000	3,868
6.88%, 10/20/2034(c)	20,000	21,807
Series V, 6.20%(c)(d)	11,000	10,985
Series W, 6.25%(c)(d)	17,000	16,608
Royal Bank of Canada (Canada),
6.07% (SOFR + 0.71%), 01/21/2027(f)	2,000	2,008
4.95%, 02/01/2029	5,000	4,978
5.00%, 02/01/2033	4,000	3,945
7.50%, 05/02/2084(c)	338,000	349,429
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(c)	200,000	201,988
7.75%(b)(c)(d)	288,000	291,514
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(d)	285,000	283,848
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(b)	200,000	201,264
5.55%, 09/14/2028(b)	237,000	241,674
5.20%, 03/07/2029(b)	200,000	201,385
5.35%, 03/07/2034(b)	200,000	200,707
Synovus Bank, 5.63%, 02/15/2028	250,000	241,644
Toronto-Dominion Bank (The) (Canada),
8.13%, 10/31/2082(c)	247,000	256,599
7.25%, 07/31/2084(c)	262,000	262,000
U.S. Bancorp,
5.78%, 06/12/2029(c)	16,000	16,247
5.38%, 01/23/2030(c)	26,000	26,075
4.97%, 07/22/2033(c)	5,000	4,717
4.84%, 02/01/2034(c)	14,000	13,279
5.84%, 06/12/2034(c)	16,000	16,230
UBS AG (Switzerland),
3.63%, 09/09/2024	189,000	188,106
5.65%, 09/11/2028	200,000	203,779
	Principal Amount	Value
Diversified Banks–(continued)
Wells Fargo & Co.,
5.71%, 04/22/2028(c)	$62,000	$62,551
4.81%, 07/25/2028(c)	4,000	3,946
5.57%, 07/25/2029(c)	13,000	13,120
6.30%, 10/23/2029(c)	17,000	17,645
5.20%, 01/23/2030(c)	14,000	13,944
4.90%, 07/25/2033(c)	4,000	3,849
5.39%, 04/24/2034(c)	9,000	8,901
5.56%, 07/25/2034(c)	36,000	35,987
6.49%, 10/23/2034(c)	43,000	45,858
5.50%, 01/23/2035(c)	21,000	20,935
7.63%(c)(d)	16,000	17,078
Westpac Banking Corp. (Australia), 6.82%, 11/17/2033	56,000	60,278
		15,696,773
Diversified Capital Markets–1.43%
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	200,000	198,320
5.55%, 04/03/2034(b)	388,000	380,107
UBS Group AG (Switzerland),
5.43%, 02/08/2030(b)(c)	200,000	199,645
6.30%, 09/22/2034(b)(c)	217,000	225,773
5.70%, 02/08/2035(b)(c)	200,000	199,877
28/UND, 9.25%(b)(c)(d)	200,000	215,681
31/UND, 7.75%(b)(c)(d)	275,000	281,200
33/UND, 9.25%(b)(c)(d)	201,000	225,601
		1,926,204
Diversified Financial Services–1.76%
Apollo Debt Solutions BDC, 6.90%, 04/13/2029(b)	14,000	14,075
Apollo Global Management, Inc.,
6.38%, 11/15/2033	49,000	51,747
5.80%, 05/21/2054	115,000	113,288
Avolon Holdings Funding Ltd. (Ireland),
6.38%, 05/04/2028(b)	44,000	44,702
5.75%, 03/01/2029(b)	112,000	111,412
5.75%, 11/15/2029(b)	138,000	137,211
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029(b)	241,000	235,862
Corebridge Financial, Inc.,
6.05%, 09/15/2033(b)	31,000	31,814
5.75%, 01/15/2034	60,000	60,435
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(b)	341,000	340,538
LPL Holdings, Inc.,
5.70%, 05/20/2027	144,000	144,621
6.00%, 05/20/2034	168,000	167,850
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	59,000	60,040
6.50%, 03/26/2031(b)	69,000	71,002
Nuveen LLC,
5.55%, 01/15/2030(b)	61,000	61,352
5.85%, 04/15/2034(b)	95,000	95,429
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	245,000	242,003
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Diversified Financial Services–(continued)
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(g)	$597,000	$390,283
		2,373,664
Diversified Metals & Mining–0.36%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	45,000	45,207
5.25%, 09/08/2030	31,000	31,441
5.25%, 09/08/2033	60,000	60,065
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	200,000	190,931
Glencore Funding LLC (Australia),
5.37%, 04/04/2029(b)	62,000	61,732
5.63%, 04/04/2034(b)	53,000	52,213
5.89%, 04/04/2054(b)	47,000	45,236
		486,825
Diversified REITs–0.22%
Brixmor Operating Partnership L.P.,
4.13%, 05/15/2029	3,000	2,833
5.75%, 02/15/2035	56,000	55,926
Trust Fibra Uno (Mexico), 5.25%, 01/30/2026(b)	200,000	195,708
VICI Properties L.P.,
5.75%, 04/01/2034	22,000	21,809
6.13%, 04/01/2054	25,000	24,022
		300,298
Diversified Support Services–0.35%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)	39,000	40,334
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	23,000	23,444
7.75%, 03/15/2031(b)	58,000	60,645
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	344,000	352,450
		476,873
Drug Retail–0.20%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	215,000	207,585
CVS Pass-Through Trust, 5.77%, 01/10/2033(b)	68,848	68,260
		275,845
Electric Utilities–2.49%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	162,000	153,917
Alabama Power Co., 5.85%, 11/15/2033	8,000	8,331
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	202,000	213,878
American Electric Power Co., Inc.,
5.75%, 11/01/2027	7,000	7,119
5.20%, 01/15/2029	38,000	37,806
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028	10,000	10,088
Series AJ, 4.85%, 10/01/2052	6,000	5,338
Principal Amount		Value
Electric Utilities–(continued)
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	$19,000	$19,307
5.90%, 11/15/2053	28,000	28,671
Constellation Energy Generation LLC,
6.13%, 01/15/2034	10,000	10,427
6.50%, 10/01/2053	8,000	8,500
5.75%, 03/15/2054	74,000	71,780
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	10,000	10,785
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	7,000	6,656
Duke Energy Corp.,
4.85%, 01/05/2029	42,000	41,487
5.00%, 08/15/2052	6,000	5,218
Duke Energy Indiana LLC, 5.40%, 04/01/2053	10,000	9,482
Edison International, 7.88%, 06/15/2054(c)	136,000	140,473
Electricite de France S.A. (France), 9.13%(b)(c)(d)	200,000	218,020
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	200,000	203,211
Entergy Corp., 7.13%, 12/01/2054(c)	95,000	94,396
Evergy Metro, Inc., 4.95%, 04/15/2033	10,000	9,714
Eversource Energy, 5.50%, 01/01/2034	35,000	34,356
Exelon Corp.,
5.15%, 03/15/2029	42,000	41,854
5.45%, 03/15/2034	40,000	39,737
5.60%, 03/15/2053	51,000	49,054
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	5,000	4,997
Florida Power & Light Co., 4.80%, 05/15/2033	7,000	6,810
Georgia Power Co., 4.95%, 05/17/2033	8,000	7,805
MidAmerican Energy Co.,
5.35%, 01/15/2034	8,000	8,116
5.85%, 09/15/2054	9,000	9,227
5.30%, 02/01/2055	41,000	39,076
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029	71,000	70,599
5.00%, 02/07/2031	65,000	64,381
5.80%, 01/15/2033	5,000	5,142
7.13%, 09/15/2053(c)	267,000	275,075
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	16,000	16,035
4.90%, 03/15/2029	105,000	103,936
5.25%, 03/15/2034	112,000	110,097
5.55%, 03/15/2054	107,000	102,473
6.75%, 06/15/2054(c)	86,000	86,708
Niagara Mohawk Power Corp., 5.29%, 01/17/2034(b)	41,000	39,903
Ohio Power Co., 5.65%, 06/01/2034	98,000	98,455
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	6,000	5,900
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	33,000	33,868
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Electric Utilities–(continued)
PacifiCorp,
5.10%, 02/15/2029	$42,000	$41,987
5.30%, 02/15/2031	32,000	31,909
5.45%, 02/15/2034	52,000	51,388
5.80%, 01/15/2055	40,000	38,765
Public Service Co. of Colorado, 5.25%, 04/01/2053	8,000	7,319
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	10,000	10,064
Public Service Electric and Gas Co., 5.13%, 03/15/2053	6,000	5,696
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	30,000	28,380
5.55%, 04/15/2054	90,000	88,075
Sierra Pacific Power Co., 5.90%, 03/15/2054	8,000	7,971
Southern Co. (The), 5.70%, 10/15/2032	6,000	6,124
Southwestern Electric Power Co., 5.30%, 04/01/2033	8,000	7,757
Union Electric Co., 5.20%, 04/01/2034	124,000	123,189
Virginia Electric and Power Co.,
5.00%, 04/01/2033	8,000	7,792
5.35%, 01/15/2054	28,000	26,456
Vistra Operations Co. LLC,
7.75%, 10/15/2031(b)	88,000	91,711
6.88%, 04/15/2032(b)	124,000	125,976
6.95%, 10/15/2033(b)	27,000	28,917
6.00%, 04/15/2034(b)	62,000	62,190
		3,359,874
Electrical Components & Equipment–0.18%
Regal Rexnord Corp.,
6.30%, 02/15/2030	7,000	7,160
6.40%, 04/15/2033	21,000	21,499
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	210,000	219,565
		248,224
Electronic Manufacturing Services–0.07%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	100,000	100,905
Environmental & Facilities Services–0.14%
Republic Services, Inc.,
4.88%, 04/01/2029	44,000	43,656
5.00%, 12/15/2033	40,000	39,177
5.00%, 04/01/2034	6,000	5,876
Veralto Corp.,
5.50%, 09/18/2026(b)	44,000	44,019
5.35%, 09/18/2028(b)	42,000	42,190
5.45%, 09/18/2033(b)	20,000	19,972
		194,890
Financial Exchanges & Data–0.11%
Intercontinental Exchange, Inc.,
5.25%, 06/15/2031	95,000	95,653
4.95%, 06/15/2052	5,000	4,544
5.20%, 06/15/2062	9,000	8,401
Moody’s Corp., 5.25%, 07/15/2044	2,000	1,923
	Principal Amount	Value
Financial Exchanges & Data–(continued)
Nasdaq, Inc.,
5.35%, 06/28/2028	$7,000	$7,066
5.55%, 02/15/2034	10,000	10,018
5.95%, 08/15/2053	7,000	7,080
6.10%, 06/28/2063	6,000	6,111
S&P Global, Inc.,
3.70%, 03/01/2052	3,000	2,263
3.90%, 03/01/2062	4,000	2,983
		146,042
Food Retail–0.06%
Alimentation Couche-Tard, Inc. (Canada),
5.27%, 02/12/2034(b)	61,000	60,134
5.62%, 02/12/2054(b)	19,000	18,788
		78,922
Gas Utilities–0.03%
Atmos Energy Corp.,
5.90%, 11/15/2033	11,000	11,492
6.20%, 11/15/2053	9,000	9,703
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	15,000	15,041
Southwest Gas Corp., 5.45%, 03/23/2028	6,000	6,048
		42,284
Health Care Distributors–0.05%
Cardinal Health, Inc., 5.45%, 02/15/2034	31,000	30,877
Cencora, Inc., 5.13%, 02/15/2034	34,000	33,394
		64,271
Health Care Equipment–0.08%
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	112,000	110,307
Health Care Facilities–0.09%
Adventist Health System, 5.76%, 12/01/2034	61,000	60,975
HCA, Inc., 5.90%, 06/01/2053	21,000	20,467
UPMC,
5.04%, 05/15/2033	28,000	27,392
5.38%, 05/15/2043	16,000	16,105
		124,939
Health Care REITs–0.09%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	21,000	20,225
5.63%, 05/15/2054	105,000	98,540
DOC DR LLC, 4.30%, 03/15/2027	2,000	1,957
		120,722
Health Care Services–0.67%
CommonSpirit Health,
5.32%, 12/01/2034	138,000	135,549
5.55%, 12/01/2054	44,000	43,285
CVS Health Corp.,
5.00%, 01/30/2029	9,000	8,911
5.25%, 01/30/2031	6,000	5,935
5.30%, 06/01/2033	14,000	13,688
6.00%, 06/01/2063	6,000	5,751
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Health Care Services–(continued)
Icon Investments Six DAC,
5.81%, 05/08/2027	$200,000	$202,059
5.85%, 05/08/2029	209,000	212,418
6.00%, 05/08/2034	200,000	204,399
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	31,000	19,725
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	49,000	29,053
Quest Diagnostics, Inc., 6.40%, 11/30/2033	17,000	18,204
		898,977
Health Care Supplies–0.38%
Solventum Corp.,
5.45%, 02/25/2027(b)	86,000	85,934
5.40%, 03/01/2029(b)	165,000	164,530
5.60%, 03/23/2034(b)	131,000	128,720
5.90%, 04/30/2054(b)	33,000	31,566
6.00%, 05/15/2064(b)	106,000	100,686
		511,436
Home Improvement Retail–0.05%
Home Depot, Inc. (The), 4.90%, 04/15/2029	45,000	45,092
Lowe’s Cos., Inc.,
5.00%, 04/15/2033	7,000	6,896
5.75%, 07/01/2053	7,000	6,903
5.80%, 09/15/2062	4,000	3,893
5.85%, 04/01/2063	6,000	5,854
		68,638
Hotel & Resort REITs–0.03%
Phillips Edison Grocery Center Operating Partnership I L.P., 5.75%, 07/15/2034	45,000	44,467
Hotels, Resorts & Cruise Lines–0.24%
Carnival Corp., 7.00%, 08/15/2029(b)	31,000	32,154
Choice Hotels International, Inc., 5.85%, 08/01/2034	98,000	96,626
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	40,000	40,079
6.13%, 04/01/2032(b)	62,000	62,339
Marriott International, Inc.,
4.88%, 05/15/2029	20,000	19,752
5.30%, 05/15/2034	38,000	37,324
Royal Caribbean Cruises Ltd., 6.25%, 03/15/2032(b)	38,000	38,343
		326,617
Independent Power Producers & Energy Traders–0.02%
Vistra Corp., 7.00%(b)(c)(d)	21,000	20,838
Industrial Conglomerates–0.39%
Honeywell International, Inc.,
4.88%, 09/01/2029	98,000	98,178
4.95%, 09/01/2031	112,000	112,167
5.00%, 03/01/2035	98,000	97,196
5.25%, 03/01/2054	81,000	78,656
5.35%, 03/01/2064	149,000	144,752
		530,949
	Principal Amount	Value
Industrial Machinery & Supplies & Components–0.10%
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	$95,000	$95,217
5.40%, 08/14/2028	6,000	6,058
Nordson Corp.,
5.60%, 09/15/2028	7,000	7,088
5.80%, 09/15/2033	9,000	9,241
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	19,000	18,932
		136,536
Industrial REITs–0.01%
LXP Industrial Trust, 6.75%, 11/15/2028	12,000	12,452
Insurance Brokers–0.08%
Arthur J. Gallagher & Co., 6.75%, 02/15/2054	19,000	20,940
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	27,000	27,129
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	28,000	28,587
5.45%, 03/15/2053	6,000	5,846
5.70%, 09/15/2053	25,000	25,271
		107,773
Integrated Oil & Gas–0.45%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	11,000	10,669
Ecopetrol S.A. (Colombia),
4.63%, 11/02/2031	11,000	9,011
8.88%, 01/13/2033	297,000	306,915
8.38%, 01/19/2036	134,000	131,705
5.88%, 05/28/2045	12,000	8,610
Occidental Petroleum Corp.,
6.45%, 09/15/2036	47,000	49,121
4.63%, 06/15/2045	11,000	8,753
Petroleos Mexicanos (Mexico), 8.75%, 06/02/2029	84,970	83,517
		608,301
Integrated Telecommunication Services–0.02%
AT&T, Inc.,
4.30%, 02/15/2030	4,000	3,833
5.40%, 02/15/2034	17,000	17,008
Verizon Communications, Inc., 2.85%, 09/03/2041	4,000	2,805
		23,646
Interactive Media & Services–0.02%
Meta Platforms, Inc., 5.75%, 05/15/2063	21,000	21,594
Investment Banking & Brokerage–0.84%
Blackstone Private Credit Fund, 6.25%, 01/25/2031(b)	30,000	29,845
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	40,000	39,602
Charles Schwab Corp. (The),
5.64%, 05/19/2029(c)	19,000	19,256
5.85%, 05/19/2034(c)	19,000	19,381
Series K, 5.00%(c)(d)	10,000	9,632
Franklin BSP Capital Corp., 7.20%, 06/15/2029(b)	41,000	40,924
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
6.17% (SOFR + 0.79%), 12/09/2026(f)	$16,000	$16,021
5.73%, 04/25/2030(c)	73,000	74,313
5.85%, 04/25/2035(c)	84,000	86,077
Series V, 4.13%(c)(d)	45,000	42,142
Series W, 7.50%(c)(d)	198,000	207,942
Series X, 7.50%(c)(d)	283,000	291,732
Morgan Stanley,
5.00%, 11/24/2025	3,000	2,981
5.12%, 02/01/2029(c)	5,000	4,982
5.16%, 04/20/2029(c)	11,000	10,967
5.45%, 07/20/2029(c)	9,000	9,057
6.41%, 11/01/2029(c)	21,000	21,916
5.17%, 01/16/2030(c)	14,000	13,968
5.25%, 04/21/2034(c)	27,000	26,590
5.42%, 07/21/2034(c)	16,000	15,925
5.47%, 01/18/2035(c)	14,000	13,969
5.83%, 04/19/2035(c)	73,000	74,858
5.95%, 01/19/2038(c)	5,000	4,974
5.94%, 02/07/2039(c)	55,000	54,422
		1,131,476
Leisure Products–0.08%
Brunswick Corp.,
5.85%, 03/18/2029	51,000	51,048
5.10%, 04/01/2052	5,000	3,886
Polaris, Inc., 6.95%, 03/15/2029	52,000	54,413
		109,347
Life & Health Insurance–1.56%
AIA Group Ltd. (Hong Kong), 5.38%, 04/05/2034(b)	200,000	195,202
Athene Global Funding, 5.58%, 01/09/2029(b)	171,000	171,776
Athene Holding Ltd., 6.25%, 04/01/2054	67,000	67,102
Corebridge Global Funding,
5.90%, 09/19/2028(b)	24,000	24,521
5.20%, 01/12/2029(b)	67,000	66,716
5.20%, 06/24/2029(b)	195,000	194,357
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	9,000	9,302
GA Global Funding Trust, 5.50%, 01/08/2029(b)	80,000	80,041
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(h)	784,000	689,912
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(c)	6,000	5,752
MetLife, Inc., 5.25%, 01/15/2054	9,000	8,568
Nippon Life Insurance Co. (Japan), 5.95%, 04/16/2054(b)(c)	226,000	222,958
Pacific Life Global Funding II, 6.19% (SOFR + 0.80%), 03/30/2025(b)(f)	35,000	35,130
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	2,000	1,289
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(c)(d)	338,000	329,909
		2,102,535
Managed Health Care–0.04%
Humana, Inc., 5.75%, 12/01/2028	14,000	14,286
	Principal Amount	Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.,
3.75%, 07/15/2025	$2,000	$1,971
5.25%, 02/15/2028	6,000	6,080
5.30%, 02/15/2030	10,000	10,174
5.35%, 02/15/2033	9,000	9,124
5.05%, 04/15/2053	8,000	7,415
5.20%, 04/15/2063	7,000	6,486
		55,536
Marine Transportation–0.01%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	19,000	19,433
Movies & Entertainment–0.01%
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042	6,000	4,883
5.14%, 03/15/2052	5,000	3,896
5.39%, 03/15/2062	7,000	5,467
		14,246
Multi-Family Residential REITs–0.22%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	42,000	41,784
Essex Portfolio L.P., 5.50%, 04/01/2034	52,000	51,567
Mid-America Apartments L.P., 5.30%, 02/15/2032	203,000	202,214
		295,565
Multi-line Insurance–0.18%
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	240,000	237,178
Multi-Utilities–0.66%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026(i)	53,000	52,769
Ameren Illinois Co., 4.95%, 06/01/2033	9,000	8,795
Black Hills Corp., 6.15%, 05/15/2034	34,000	34,671
Dominion Energy, Inc.,
5.38%, 11/15/2032	10,000	9,919
Series B, 7.00%, 06/01/2054(c)	98,000	102,211
Series A, 6.88%, 02/01/2055(c)	73,000	74,548
DTE Electric Co., 5.20%, 03/01/2034	34,000	33,921
DTE Energy Co., 5.85%, 06/01/2034	44,000	44,661
Engie S.A. (France), 5.25%, 04/10/2029(b)	204,000	203,726
NiSource, Inc.,
5.25%, 03/30/2028	6,000	5,995
5.35%, 04/01/2034	76,000	74,573
6.95%, 11/30/2054(c)	73,000	73,518
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	49,000	50,137
Sempra, 6.88%, 10/01/2054(c)	112,000	111,591
WEC Energy Group, Inc., 5.15%, 10/01/2027	9,000	8,978
		890,013
Office REITs–0.45%
Brandywine Operating Partnership L.P.,
8.05%, 03/15/2028	36,000	37,471
8.88%, 04/12/2029	63,000	65,691
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Office REITs–(continued)
Office Properties Income Trust, 9.00%, 09/30/2029(b)	$24,000	$18,900
Piedmont Operating Partnership L.P.,
9.25%, 07/20/2028	273,000	291,400
6.88%, 07/15/2029	200,000	197,654
		611,116
Oil & Gas Drilling–0.01%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	10,000	10,600
Oil & Gas Equipment & Services–0.02%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	22,000	21,566
Oil & Gas Exploration & Production–0.67%
Apache Corp., 7.75%, 12/15/2029	18,000	19,665
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032(b)	113,000	114,916
Civitas Resources, Inc.,
8.38%, 07/01/2028(b)	70,000	73,436
8.75%, 07/01/2031(b)	82,000	87,920
ConocoPhillips Co.,
5.55%, 03/15/2054	15,000	14,772
5.70%, 09/15/2063	10,000	9,943
Diamondback Energy, Inc.,
5.20%, 04/18/2027	82,000	82,042
5.15%, 01/30/2030	79,000	78,688
5.40%, 04/18/2034	61,000	60,416
5.75%, 04/18/2054	54,000	52,386
5.90%, 04/18/2064	45,000	43,471
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.88%, 05/15/2034(b)	132,000	130,655
Murphy Oil Corp., 6.38%, 07/15/2028	15,000	15,128
Southwestern Energy Co., 5.38%, 03/15/2030	45,000	43,502
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	73,000	75,415
		902,355
Oil & Gas Refining & Marketing–0.30%
Cosan Luxembourg S.A. (Brazil), 7.50%, 06/27/2030(b)	220,000	225,515
CVR Energy, Inc., 8.50%, 01/15/2029(b)	164,000	164,818
Phillips 66 Co., 5.30%, 06/30/2033	14,000	13,841
		404,174
Oil & Gas Storage & Transportation–1.77%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	118,000	119,137
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.00%, 07/15/2029(b)	40,000	40,761
7.25%, 07/15/2032(b)	40,000	41,152
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	14,000	14,204
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	8,000	8,066
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	$14,000	$14,115
7.38%, 01/15/2083(c)	6,000	6,021
7.63%, 01/15/2083(c)	7,000	7,173
8.50%, 01/15/2084(c)	23,000	24,852
Series NC5, 8.25%, 01/15/2084(c)	43,000	44,910
Energy Transfer L.P.,
4.00%, 10/01/2027	4,000	3,842
6.10%, 12/01/2028	10,000	10,311
6.40%, 12/01/2030	7,000	7,365
6.55%, 12/01/2033	8,000	8,483
5.55%, 05/15/2034	34,000	33,670
5.95%, 05/15/2054	28,000	27,283
8.00%, 05/15/2054(c)	88,000	92,102
6.05%, 09/01/2054	290,000	286,151
7.13%, 10/01/2054(c)	368,000	363,293
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
6.13%, 02/23/2038(b)	200,000	203,480
6.51%, 02/23/2042(b)	200,000	208,253
Kinder Morgan, Inc.,
4.80%, 02/01/2033	5,000	4,741
5.20%, 06/01/2033	11,000	10,680
5.45%, 08/01/2052	6,000	5,524
MPLX L.P.,
4.25%, 12/01/2027	4,000	3,872
4.95%, 03/14/2052	5,000	4,242
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	116,000	117,878
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	91,000	91,216
ONEOK, Inc.,
5.65%, 11/01/2028	8,000	8,123
5.80%, 11/01/2030	28,000	28,677
6.05%, 09/01/2033	27,000	27,811
6.63%, 09/01/2053	42,000	44,855
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	8,000	8,192
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	10,000	10,254
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	143,000	143,807
Targa Resources Corp., 6.25%, 07/01/2052	5,000	5,051
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	115,000	126,008
9.88%, 02/01/2032(b)	94,000	102,371
Western Midstream Operating L.P., 6.15%, 04/01/2033	15,000	15,386
Williams Cos., Inc. (The),
5.30%, 08/15/2028	48,000	48,162
5.65%, 03/15/2033	15,000	15,145
		2,386,619
Other Specialty Retail–0.00%
Tractor Supply Co., 5.25%, 05/15/2033	6,000	5,950
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Packaged Foods & Meats–0.25%
Campbell Soup Co.,
5.20%, 03/21/2029	$48,000	$48,044
5.40%, 03/21/2034	62,000	61,618
J.M. Smucker Co. (The), 6.20%, 11/15/2033	9,000	9,456
McCormick & Co., Inc., 4.95%, 04/15/2033	7,000	6,835
Minerva (Luxembourg) S.A. (Brazil), 8.88%, 09/13/2033(b)	200,000	206,682
		332,635
Paper & Plastic Packaging Products & Materials–0.37%
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)	137,000	137,000
Sealed Air Corp.,
6.13%, 02/01/2028(b)	13,000	12,981
7.25%, 02/15/2031(b)	33,000	34,018
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030(b)	112,000	111,467
5.44%, 04/03/2034(b)	103,000	102,159
5.78%, 04/03/2054(b)	100,000	99,526
		497,151
Passenger Airlines–0.04%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	3,678	3,162
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	19,675	17,033
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	9,629	9,514
4.75%, 10/20/2028(b)	17,681	17,227
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	4,959	4,978
		51,914
Personal Care Products–0.08%
Kenvue, Inc.,
5.05%, 03/22/2028	9,000	9,051
5.00%, 03/22/2030	62,000	62,220
4.90%, 03/22/2033	25,000	24,734
5.20%, 03/22/2063	7,000	6,613
		102,618
Pharmaceuticals–0.33%
AstraZeneca Finance LLC (United Kingdom),
4.85%, 02/26/2029	47,000	46,918
4.90%, 02/26/2031	81,000	80,819
Bristol-Myers Squibb Co.,
4.90%, 02/22/2027	21,000	20,944
4.90%, 02/22/2029	22,000	21,962
5.75%, 02/01/2031	50,000	51,928
5.90%, 11/15/2033	21,000	22,051
6.25%, 11/15/2053	10,000	10,748
6.40%, 11/15/2063	19,000	20,645
	Principal Amount	Value
Pharmaceuticals–(continued)
Eli Lilly and Co.,
4.70%, 02/09/2034	$12,000	$11,771
4.88%, 02/27/2053	6,000	5,627
5.00%, 02/09/2054	49,000	46,829
5.10%, 02/09/2064	58,000	55,447
Merck & Co., Inc.,
4.90%, 05/17/2044	42,000	39,678
5.00%, 05/17/2053	8,000	7,528
5.15%, 05/17/2063	7,000	6,655
		449,550
Precious Metals & Minerals–0.06%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(b)	83,000	82,594
Property & Casualty Insurance–0.32%
Allstate Corp. (The), 4.20%, 12/15/2046	2,000	1,617
Fairfax Financial Holdings Ltd. (Canada),
6.35%, 03/22/2054(b)	73,000	73,133
6.10%, 03/15/2055(b)	291,000	281,343
Markel Group, Inc., 6.00%, 05/16/2054	70,000	69,330
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	7,000	7,013
		432,436
Rail Transportation–0.06%
Norfolk Southern Corp.,
5.05%, 08/01/2030	11,000	10,987
5.55%, 03/15/2034	20,000	20,414
5.95%, 03/15/2064	27,000	27,539
Union Pacific Corp., 5.15%, 01/20/2063	17,000	15,706
		74,646
Regional Banks–0.28%
Citizens Financial Group, Inc., 5.64%, 05/21/2037(c)	3,000	2,785
Huntington Bancshares, Inc., 4.00%, 05/15/2025	4,000	3,936
M&T Bank Corp., 5.05%, 01/27/2034(c)	3,000	2,778
Regions Financial Corp., 5.72%, 06/06/2030(c)	172,000	171,945
Santander Holdings USA, Inc., 6.34%, 05/31/2035(c)	131,000	130,722
Truist Financial Corp.,
6.05%, 06/08/2027(c)	11,000	11,082
4.87%, 01/26/2029(c)	4,000	3,924
7.16%, 10/30/2029(c)	18,000	19,118
5.44%, 01/24/2030(c)	12,000	11,971
4.92%, 07/28/2033(c)	4,000	3,704
6.12%, 10/28/2033(c)	2,000	2,046
5.87%, 06/08/2034(c)	10,000	10,081
		374,092
Reinsurance–0.34%
Global Atlantic (Fin) Co.,
4.70%, 10/15/2051(b)(c)	28,000	26,014
6.75%, 03/15/2054(b)	142,000	140,552
7.95%, 10/15/2054(b)(c)	95,000	95,733
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Reinsurance–(continued)
Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(b)(c)	$200,000	$198,345
		460,644
Restaurants–0.10%
McDonald’s Corp.,
4.80%, 08/14/2028	64,000	63,630
4.95%, 08/14/2033	53,000	52,236
5.45%, 08/14/2053	19,000	18,365
		134,231
Retail REITs–0.14%
Agree L.P., 5.63%, 06/15/2034	61,000	60,403
Kite Realty Group L.P.,
4.00%, 10/01/2026	5,000	4,841
5.50%, 03/01/2034	10,000	9,784
NNN REIT, Inc.,
5.60%, 10/15/2033	10,000	9,956
5.50%, 06/15/2034	75,000	74,331
Realty Income Corp.,
2.20%, 06/15/2028	2,000	1,790
5.63%, 10/13/2032	7,000	7,093
Regency Centers L.P., 5.25%, 01/15/2034	27,000	26,308
		194,506
Self-Storage REITs–0.30%
Extra Space Storage L.P.,
5.70%, 04/01/2028	7,000	7,082
5.40%, 02/01/2034	54,000	52,892
Prologis L.P.,
4.88%, 06/15/2028	10,000	9,955
5.13%, 01/15/2034	9,000	8,899
5.00%, 03/15/2034	127,000	124,260
5.25%, 06/15/2053	36,000	34,002
5.25%, 03/15/2054	36,000	34,053
Public Storage Operating Co.,
5.13%, 01/15/2029	7,000	7,062
5.10%, 08/01/2033	28,000	27,786
5.35%, 08/01/2053	100,000	96,550
		402,541
Semiconductors–0.78%
Broadcom, Inc.,
4.15%, 11/15/2030	4,000	3,779
4.93%, 05/15/2037(b)	4,000	3,764
Foundry JV Holdco LLC,
6.15%, 01/25/2032(b)	205,000	209,155
5.88%, 01/25/2034(b)(e)	326,000	323,563
6.25%, 01/25/2035(b)	272,000	278,083
6.40%, 01/25/2038(b)	200,000	206,417
Micron Technology, Inc., 5.30%, 01/15/2031	31,000	30,939
		1,055,700
Single-Family Residential REITs–0.14%
American Homes 4 Rent L.P., 5.50%, 07/15/2034	194,000	190,718
	Principal Amount	Value
Soft Drinks & Non-alcoholic Beverages–0.32%
Coca-Cola Co. (The),
5.00%, 05/13/2034	$95,000	$95,362
5.30%, 05/13/2054	135,000	134,065
5.40%, 05/13/2064	201,000	199,435
		428,862
Sovereign Debt–2.48%
Abu Dhabi Government International Bond (United Arab Emirates), 5.50%, 04/30/2054(b)	200,000	203,382
Brazilian Government International Bond (Brazil),
6.13%, 01/22/2032	480,000	474,600
6.13%, 03/15/2034	420,000	404,382
7.13%, 05/13/2054	360,000	348,576
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	200,000	210,239
Mexico Government International Bond (Mexico),
6.00%, 05/07/2036	200,000	195,217
6.40%, 05/07/2054	250,000	238,655
Republic of Poland Government International Bond (Poland), 5.75%, 11/16/2032	5,000	5,187
Romanian Government International Bond (Romania),
5.25%, 11/25/2027(b)	30,000	29,500
6.63%, 02/17/2028(b)	138,000	141,108
5.88%, 01/30/2029(b)	126,000	125,361
7.13%, 01/17/2033(b)	106,000	111,820
Saudi Government International Bond (Saudi Arabia),
4.75%, 01/16/2030(b)	200,000	196,761
5.00%, 01/16/2034(b)	202,000	198,568
5.75%, 01/16/2054(b)	259,000	253,043
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	210,000	210,787
		3,347,186
Specialized Finance–0.03%
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	38,000	39,209
Specialty Chemicals–0.42%
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	200,000	188,595
8.75%, 05/03/2029(b)	200,000	203,595
5.50%, 03/18/2031	200,000	168,825
		561,015
Steel–0.22%
POSCO (South Korea), 5.63%, 01/17/2026(b)	200,000	200,250
Vale Overseas Ltd. (Brazil), 6.40%, 06/28/2054	100,000	98,970
		299,220
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Systems Software–0.02%
Oracle Corp.,
6.25%, 11/09/2032	$6,000	$6,353
4.90%, 02/06/2033	14,000	13,587
6.90%, 11/09/2052	8,000	8,961
		28,901
Technology Hardware, Storage & Peripherals–0.00%
Apple, Inc.,
4.38%, 05/13/2045	3,000	2,676
4.25%, 02/09/2047	2,000	1,745
		4,421
Telecom Tower REITs–0.00%
American Tower Corp., 4.00%, 06/01/2025	3,000	2,953
Tobacco–0.31%
B.A.T Capital Corp. (United Kingdom),
5.83%, 02/20/2031	62,000	62,895
6.00%, 02/20/2034	11,000	11,133
7.08%, 08/02/2043	9,000	9,492
7.08%, 08/02/2053	7,000	7,449
Philip Morris International, Inc.,
5.00%, 11/17/2025	7,000	6,968
5.13%, 11/17/2027	6,000	6,001
4.88%, 02/15/2028	45,000	44,628
5.25%, 09/07/2028	32,000	32,272
4.88%, 02/13/2029	126,000	124,643
5.13%, 02/13/2031	29,000	28,700
5.75%, 11/17/2032	5,000	5,108
5.38%, 02/15/2033	51,000	50,667
5.63%, 09/07/2033	30,000	30,274
		420,230
Trading Companies & Distributors–0.21%
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/2031(b)	82,000	83,861
Mitsubishi Corp. (Japan), 5.00%, 07/02/2029(b)	200,000	200,074
		283,935
Transaction & Payment Processing Services–0.17%
Fiserv, Inc.,
5.38%, 08/21/2028	52,000	52,390
5.63%, 08/21/2033	31,000	31,277
5.45%, 03/15/2034	122,000	121,290
Mastercard, Inc., 4.85%, 03/09/2033	27,000	26,892
		231,849
Wireless Telecommunication Services–0.18%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	37,500	37,272
5.15%, 03/20/2028(b)	156,750	156,074
T-Mobile USA, Inc.,
5.65%, 01/15/2053	14,000	13,803
6.00%, 06/15/2054	8,000	8,279
Principal Amount		Value
Wireless Telecommunication Services–(continued)
Vodafone Group PLC (United Kingdom), 5.13%, 06/04/2081(c)	$33,000	$24,357
		239,785
Total U.S. Dollar Denominated Bonds & Notes (Cost $57,679,618)		58,085,417

Asset-Backed Securities–22.49%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(j)	1,097	1,081
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	380,000	346,875
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(j)	28,497	26,939
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(j)	95,548	87,934
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(j)	12,695	11,819
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(j)	74,695	62,381
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(j)	186,207	155,225
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(i)	325,808	294,563
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)(i)	94,521	94,946
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)(i)	381,766	380,259
Apidos CLO XII, Series 2013-12A, Class ARR, 6.42% (3 mo. Term SOFR + 1.08%), 04/15/2031(b)(f)	258,000	258,194
Apidos CLO XXV, Series 2016-25A, Class A1R2, 6.47% (3 mo. Term SOFR + 1.15%), 10/20/2031(b)(f)	376,679	376,848
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	560,000	535,721
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	102,000	101,438
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	354,000	355,335
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-2A, Class AR2, 6.76% (3 mo. Term SOFR + 1.44%), 07/25/2034(b)(f)	731,000	731,761
Series 2021-1A, Class A, 6.65% (3 mo. Term SOFR + 1.32%), 04/18/2034(b)(f)	147,000	147,037
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(j)	70,000	67,788
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	29,176	23,721
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(j)	9,386	8,042
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	19,145	15,445
Bank, Series 2019-BNK16, Class XA, IO, 1.10%, 02/15/2052(k)	1,464,265	48,373
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(j)	$292,178	$242,098
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(j)	292,178	232,561
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(j)	266,571	229,126
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(j)	296,071	245,693
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(j)	361,015	287,352
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(f)	20,764	19,006
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(f)	22,872	21,050
Benchmark Mortgage Trust,
Series 2018-B1, Class XA, IO, 0.66%, 01/15/2051(k)	1,210,202	17,560
Series 2018-B3, Class C, 4.67%, 04/10/2051(j)	42,000	34,321
Series 2019-B14, Class A5, 3.05%, 12/15/2062	90,000	80,423
Series 2019-B15, Class B, 3.56%, 12/15/2072	70,000	57,622
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(j)	59,404	55,606
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 6.29% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(f)	221,647	219,195
Series 2021-VOLT, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(f)	250,000	247,056
Series 2021-VOLT, Class B, 6.39% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(f)	225,000	221,908
Series 2021-VOLT, Class D, 7.09% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(f)	100,000	98,597
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	130,000	128,721
Series 2022-LBA6, Class A, 6.33% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(f)	320,000	316,673
Series 2022-LBA6, Class B, 6.63% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(f)	230,000	229,101
Series 2022-LBA6, Class C, 6.93% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(f)	100,000	99,628
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A1RR, 6.54% (3 mo. Term SOFR + 1.22%), 07/20/2032(b)(f)	254,000	254,488
Series 2015-5A, Class A1R3, 6.42% (3 mo. Term SOFR + 1.10%), 01/20/2032(b)(f)	250,000	250,188
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.01%, 11/13/2050(k)	628,245	12,331
Principal Amount		Value

Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 6.57% (3 mo. Term SOFR + 1.24%), 04/20/2031(b)(f)	$206,494	$206,726
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(j)	3,607	3,314
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(j)	19,792	17,439
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(j)	21,900	19,424
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(j)	27,581	24,400
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.83%, 01/25/2036(j)	26,405	23,523
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.13%, 10/12/2050(k)	1,571,968	40,293
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 7.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(f)	53,221	49,728
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(j)	291,893	232,334
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(j)	156,580	134,494
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(j)	215,092	187,637
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(i)	215,471	197,883
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(j)	291,318	275,056
COMM Mortgage Trust,
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	715,000	688,879
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	475,000	463,208
Commercial Mortgage Trust,
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	1,302	1,299
Series 2015-CR25, Class B, 4.67%, 08/10/2048(j)	72,000	70,097
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	1,942	1,825
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	27,615	16,544
Series 2005-J4, Class A7, 5.50%, 11/25/2035	3,230	2,585
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(j)	37,134	32,495
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(j)	87,258	75,503
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(j)	321,520	299,753
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(j)	115,000	99,699
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(j)	261,792	254,634
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Cross Mortgage Trust, Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)(i)	$195,556	$195,334
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	776,000	655,701
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 4.74%, 06/25/2034(j)	5,766	5,314
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	93,199	43,299
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	47,625	45,208
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	47,625	46,146
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	104,640	95,582
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.67% (3 mo. Term SOFR + 1.34%), 01/15/2034(b)(f)	100,056	100,128
Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(j)	14,316	13,606
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(j)	9,014	8,774
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(j)	27,550	23,195
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(j)	217,194	184,838
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(i)	247,494	243,577
Enterprise Fleet Financing LLC, Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	52,000	52,768
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	17,618	17,593
Extended Stay America Trust, Series 2021-ESH, Class B, 6.82% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(f)	104,396	104,058
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 5.50% (1 mo. Term SOFR + 0.76%), 11/25/2035(f)	53,062	22,366
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(j)	439,622	378,887
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(j)	143,083	123,717
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	311,233	313,735
GCAT Trust, Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(j)	14,412	13,682
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.36%, 04/19/2036(j)	31,252	24,186
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 6.66% (3 mo. Term SOFR + 1.33%), 10/20/2032(b)(f)	260,000	260,175
Principal Amount		Value

Golub Capital Partners CLO 40(B) Ltd., Series 2019-40A, Class AR, 6.68% (3 mo. Term SOFR + 1.35%), 01/25/2032(b)(f)	$308,158	$308,434
GS Mortgage Securities Trust,
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	50,000	44,124
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	300,000	255,363
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(j)	249,306	215,250
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.43%, 07/25/2035(j)	7,255	6,488
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	113,000	103,258
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	103,000	93,955
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	100,000	100,280
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	10,663	9,835
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(j)	11,504	11,155
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(j)	323,779	264,002
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(j)	250,365	250,339
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(j)	245,000	221,533
Series 2014-C25, Class AS, 4.07%, 11/15/2047	200,000	189,116
Series 2015-C27, Class XA, IO, 1.27%, 02/15/2048(k)	1,792,894	4,022
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(g)(h)(j)	8,264	7
Life Mortgage Trust,
Series 2021-BMR, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 03/15/2038(b)(f)	152,360	149,718
Series 2021-BMR, Class B, 6.32% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(f)	334,210	326,598
Series 2021-BMR, Class C, 6.54% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(f)	108,127	105,408
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 6.74% (3 mo. Term SOFR + 1.41%), 04/19/2033(b)(f)	741,574	743,276
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 5.66% (1 mo. Term SOFR + 0.31%), 08/25/2036(f)	34,793	12,246
Med Trust, Series 2021-MDLN, Class A, 6.39% (1 mo. Term SOFR + 1.06%), 11/15/2038(b)(f)	263,734	263,326
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(j)	$184,862	$159,409
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(j)	177,527	152,845
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(j)	4,657	4,260
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(j)	240,728	206,508
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(f)	125,000	124,606
Series 2021-STOR, Class B, 6.34% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(f)	105,000	104,580
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class AS, 3.83%, 12/15/2047	595,000	584,939
Morgan Stanley Capital I Trust,
Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(k)	540,168	13,342
Series 2019-L2, Class A4, 4.07%, 03/15/2052	80,000	75,224
Series 2019-L3, Class AS, 3.49%, 11/15/2052	60,000	53,492
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(j)	196,062	165,107
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 6.61% (3 mo. Term SOFR + 1.28%), 04/19/2030(b)(f)	239,112	239,351
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 6.65% (3 mo. Term SOFR + 1.32%), 04/16/2033(b)(f)	250,000	250,500
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(j)	13,503	12,573
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(j)	17,600	16,174
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(j)	215,078	195,210
OBX Trust,
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(j)	252,173	219,117
Series 2022-NQM2, Class A1, 2.96%, 01/25/2062(b)(j)	292,135	267,826
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(i)	199,942	185,718
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(i)	235,000	205,921
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(j)	220,064	190,439
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 6.55% (3 mo. Term SOFR + 1.22%), 07/15/2030(b)(f)	220,228	220,335
Series 2020-8RA, Class A1, 6.80% (3 mo. Term SOFR + 1.48%), 01/17/2032(b)(f)	431,966	432,622
Principal Amount		Value

One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	$114,000	$96,709
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(j)	281,824	231,548
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	231,586	205,795
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	250,277	243,615
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	357,105	374,473
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 6.63% (3 mo. Term SOFR + 1.30%), 02/20/2030(b)(f)	129,673	129,764
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	238	182
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	3,134	2,435
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(j)	13,430	12,963
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	204,492	195,235
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(j)	334,160	304,749
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(j)	109,977	98,606
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	48,083	45,727
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	155,600	135,131
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	155,600	125,067
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(j)	125,638	112,089
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(j)	8,509	7,988
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(j)	18,383	17,042
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(j)	338,455	288,909
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(j)	259,808	225,934
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 5.85%, 09/25/2034(j)	1,937	1,872
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs., Series 2003-34A, Class 5A5, 6.43%, 11/25/2033(j)	22,259	21,012
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	193,000	196,836
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	212,000	214,180
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	210,000	213,557
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 6.44% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(f)	$258,000	$258,194
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 6.88% (3 mo. Term SOFR + 1.55%), 04/18/2033(b)(f)	250,000	250,480
Synchrony Card Funding LLC, Series 2022-A2, Class A, 3.86%, 07/15/2028	428,000	420,735
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	328,533	294,345
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 4.66%, 04/25/2045(j)	13,114	12,361
TICP CLO XV Ltd., Series 2020-15A, Class A, 6.87% (3 mo. Term SOFR + 1.54%), 04/20/2033(b)(f)	521,000	521,578
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	352,000	347,363
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	254,841	225,617
UBS Commercial Mortgage Trust,
Series 2017-C5, Class XA, IO, 1.21%, 11/15/2050(k)	950,560	22,099
Series 2019-C16, Class A4, 3.60%, 04/15/2052	80,000	73,043
Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(b)(i)	39,150	37,600
Series 2020-1, Class A2, 3.64%, 01/25/2060(b)(i)	41,490	39,875
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(j)	72,806	64,164
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(i)	273,711	239,860
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(j)	74,308	68,548
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(i)	216,556	195,557
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)(i)	149,703	139,723
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)(i)	90,794	89,773
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(i)	122,543	123,066
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	37,825	35,326
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.82%, 10/25/2033(j)	16,480	15,393
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(j)	40,378	36,225
Series 2005-AR16, Class 1A1, 4.82%, 12/25/2035(j)	19,321	17,085
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.00%, 12/15/2050(k)	849,118	20,557
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	56,094	52,801
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	507,000	506,618
	Principal Amount	Value

WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	$29,343	$28,128
Series 2014-C20, Class AS, 4.18%, 05/15/2047	41,795	40,391
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	497,434	442,067
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	125,000	126,899
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	248,000	252,480
Total Asset-Backed Securities (Cost $32,675,442)		30,379,870
U.S. Treasury Securities–16.49%
U.S. Treasury Bills–0.29%
5.27% - 5.31%, 09/05/2024(l)(m)	401,000	397,172
U.S. Treasury Bonds–5.19%
4.63%, 05/15/2044(e)	3,315,500	3,309,801
4.25%, 02/15/2054	3,886,500	3,701,588
		7,011,389
U.S. Treasury Notes–11.01%
4.88%, 05/31/2026	1,559,600	1,562,890
4.63%, 06/15/2027	300,000	300,879
4.50%, 05/31/2029	3,277,400	3,300,188
4.63%, 05/31/2031	727,600	739,537
4.38%, 05/15/2034	8,964,000	8,967,502
		14,870,996
Total U.S. Treasury Securities (Cost $22,089,546)		22,279,557
U.S. Government Sponsored Agency Mortgage-Backed Securities–15.48%
Collateralized Mortgage Obligations–0.57%
Fannie Mae Interest STRIPS,
IO, 7.00%, 02/25/2028 to 04/25/2032(n)	46,022	7,150
6.50%, 04/25/2029 to 02/25/2033(k)(n)	146,386	19,352
7.50%, 11/25/2029(n)	7,519	958
6.00%, 02/25/2033 to 03/25/2036(k)(n)	128,618	19,515
5.50%, 09/25/2033 to 06/25/2035(k)(n)	190,055	27,885
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(n)	$23,105	$655
1.65% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(f)(n)	21,676	1,064
2.45% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 to 12/18/2031(f)(n)	1,578	128
2.45% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(f)(n)	33,040	2,710
1.80% (7.25% - (30 Day Average SOFR + 0.11%)), 01/25/2032(f)(n)	1,718	142
2.50% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(f)(n)	8,106	669
2.55% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032 to 12/18/2032(f)(n)	3,181	253
2.65% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(f)(n)	2,671	237
1.55% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 09/25/2032(f)(n)	8,286	595
2.35% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(f)(n)	267	26
2.55% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(f)(n)	124,928	12,045
2.65% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(f)(n)	10,496	590
2.80% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(f)(n)	47,762	6,086
7.00%, 04/25/2033(n)	1,799	228
0.60% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(f)(n)	24,091	1,402
1.30% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 05/25/2035(f)(n)	7,810	423
1.15% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(f)(n)	16,177	831
1.25% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(f)(n)	62,756	4,307
3.50%, 08/25/2035(n)	149,227	16,677
0.65% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(f)(n)	60,603	4,373
4.00%, 04/25/2041 to 08/25/2047(n)	51,902	7,469
1.10% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(f)(n)	15,706	1,006
0.70% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(f)(n)	40,006	3,569
5.50%, 07/25/2046(n)	41,864	5,157
0.45% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(f)(n)	266,161	21,424
6.50%, 10/25/2028 to 10/25/2031	33,523	33,664
6.00%, 11/25/2028 to 12/25/2031	38,536	39,029
5.70% (30 Day Average SOFR + 0.36%), 08/25/2035(f)	310	307
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
4.58% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(f)	$25,152	$28,975
4.22% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(f)	15,154	16,105
4.22% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(f)	12,119	13,131
6.39% (30 Day Average SOFR + 1.05%), 06/25/2037(f)	9,161	9,270
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC03, Class X1, IO, 0.62%, 11/25/2024(k)	2,240,669	4,058
Series K734, Class X1, IO, 0.78%, 02/25/2026(k)	1,945,906	13,993
Series K735, Class X1, IO, 1.10%, 05/25/2026(k)	1,972,465	26,607
Series K083, Class AM, 4.03%, 10/25/2028(j)	23,000	22,197
Series K085, Class AM, 4.06%, 10/25/2028(j)	23,000	22,267
Series K089, Class AM, 3.63%, 01/25/2029(j)	39,000	37,129
Series K088, Class AM, 3.76%, 01/25/2029(j)	92,000	88,082
Series K093, Class X1, IO, 1.08%, 05/25/2029(k)	1,623,039	60,180
Freddie Mac REMICs,
IO, 2.20% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(f)(n)	21,797	552
3.00%, 06/15/2027 to 05/15/2040(n)	78,697	2,283
2.50%, 05/15/2028(n)	19,349	587
2.65% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(f)(n)	454	24
1.25% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(f)(n)	131,871	6,121
1.30% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(f)(n)	13,529	641
1.27% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(f)(n)	13,029	613
0.70% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(f)(n)	3,370	124
1.55% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(f)(n)	2,857	249
0.55% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(f)(n)	3,188	231
0.62% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(f)(n)	98,837	7,248
0.80% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(f)(n)	22,149	1,452
0.65% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(f)(n)	39,110	2,864
4.00%, 03/15/2045(n)	6,669	138
6.50%, 02/15/2028 to 06/15/2032	139,078	140,161
8.00%, 03/15/2030	227	233
6.45% (30 Day Average SOFR + 1.11%), 02/15/2032(f)	341	345
3.50%, 05/15/2032	5,348	5,142
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
4.78% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(f)	$3,621	$4,234
5.85% (30 Day Average SOFR + 0.51%), 09/15/2035(f)	514	508
Freddie Mac STRIPS,
PO, 0.00%, 06/01/2026(g)	2,011	1,931
IO, 3.00%, 12/15/2027(n)	32,356	1,266
3.27%, 12/15/2027(k)	8,896	306
7.00%, 09/01/2029(n)	915	103
7.50%, 12/15/2029(n)	21,152	2,588
6.00%, 12/15/2032(n)	13,124	1,449
		763,313
Federal Home Loan Mortgage Corp. (FHLMC)–0.16%
9.00%, 01/01/2025 to 05/01/2025	124	124
6.50%, 07/01/2028 to 04/01/2034	28,974	29,857
6.00%, 10/01/2029	27,812	28,261
7.00%, 10/01/2031 to 10/01/2037	14,179	14,603
5.00%, 12/01/2034	592	585
5.50%, 09/01/2039	64,108	64,340
4.00%, 11/01/2048 to 07/01/2049	79,523	73,819
		211,589
Federal National Mortgage Association (FNMA)–0.23%
7.00%, 01/01/2030 to 12/01/2032	4,968	5,111
3.50%, 12/01/2030 to 05/01/2047	303,307	275,930
6.50%, 09/01/2031 to 01/01/2034	1,881	1,916
7.50%, 01/01/2033	704	718
5.50%, 02/01/2035 to 05/01/2036	32,939	33,072
		316,747
Government National Mortgage Association (GNMA)–3.67%
7.00%, 03/15/2026 to 08/15/2031	406	410
6.50%, 11/15/2031	632	645
6.00%, 11/15/2032	508	513
4.00%, 07/20/2049	24,121	22,538
IO, 1.11% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(f)(n)	18,266	1,129
1.21% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(f)(n)	108,097	5,640
4.50%, 09/16/2047(n)	98,470	14,616
0.76% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(f)(n)	94,390	11,169
TBA, 2.00%, 07/01/2054(o)	345,000	279,261
4.50%, 07/01/2054(o)	2,685,000	2,552,833
5.50%, 07/01/2054(o)	2,088,000	2,071,830
		4,960,584
	Principal Amount	Value
Uniform Mortgage-Backed Securities–10.85%
TBA, 2.00%, 07/01/2039 to 08/01/2054(o)	$1,286,000	$1,086,640
3.50%, 07/01/2054(o)	3,400,000	3,009,531
5.00%, 07/01/2054(o)	6,135,000	5,929,861
5.50%, 07/01/2054(o)	4,700,000	4,635,926
		14,661,958
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $22,239,182)		20,914,191

Agency Credit Risk Transfer Notes–0.60%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 7.44% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(f)	238,223	242,329
Series 2022-R04, Class 1M1, 7.34% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(f)	126,249	128,466
Series 2023-R02, Class 1M1, 7.64% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(f)	84,209	86,414
Freddie Mac,
Series 2022-DNA3, Class M1A, STACR®, 7.34% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(f)	166,374	168,914
Series 2022-HQA3, Class M1, STACR®, 7.64% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(f)	108,790	111,554
Series 2023-DNA1, Class M1, STACR®, 7.44% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(f)	67,294	68,546
Total Agency Credit Risk Transfer Notes (Cost $791,139)		806,223
	Shares
Preferred Stocks–0.59%
Diversified Banks–0.10%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	3,000	3,001
Citigroup, Inc., 6.25%, Series T, Pfd.(c)	8,000	8,014
Citigroup, Inc., 5.00%, Series U, Pfd.(c)	106,000	105,579
Citigroup, Inc., 4.00%, Series W, Pfd.(c)	13,000	12,482
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	10	11,890
		140,966
Diversified Financial Services–0.26%
Apollo Global Management, Inc., 7.63%, Pfd.(c)	13,475	355,740
Investment Banking & Brokerage–0.10%
Goldman Sachs Group, Inc. (The), 8.46% (3 mo. Term SOFR + 3.14%), Series P, Pfd.(f)	9,000	9,016
Morgan Stanley, 6.88%, Series F, Pfd.	5,000	125,450
		134,466
Life & Health Insurance–0.00%
MetLife, Inc., 3.85%, Series G, Pfd.(c)	2,000	1,941
Regional Banks–0.13%
M&T Bank Corp., 7.50%, Series J, Pfd.	6,570	169,572
Total Preferred Stocks (Cost $779,830)		802,685
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco V.I. Core Plus Bond Fund

	Principal Amount		Value
Municipal Obligations–0.33%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037		$150,000	$136,771
Series 2022, RB, 4.35%, 06/01/2041		110,000	98,429
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041		280,000	212,860
Total Municipal Obligations (Cost $540,000)			448,060
Non-U.S. Dollar Denominated Bonds & Notes–0.08%(p)
Movies & Entertainment–0.08%
Netflix, Inc., 3.88%, 11/15/2029(b) (Cost $111,011)	EUR	100,000	108,566
	Shares
Money Market Funds–14.72%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(q)(r)		6,952,755	6,952,755
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(q)(r)		4,981,471	4,982,966
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.21%(q)(r)	7,946,006	$7,946,006
Total Money Market Funds (Cost $19,881,325)		19,881,727
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-113.78% (Cost $156,787,093)		153,706,296
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.34%
Invesco Private Government Fund, 5.31%(q)(r)(s)	1,263,809	1,263,809
Invesco Private Prime Fund, 5.48%(q)(r)(s)	3,246,493	3,247,467
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,511,276)		4,511,276
TOTAL INVESTMENTS IN SECURITIES–117.12% (Cost $161,298,369)		158,217,572
OTHER ASSETS LESS LIABILITIES—(17.12)%		(23,132,201)
NET ASSETS–100.00%		$135,085,371
Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Invesco V.I. Core Plus Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2024 was $52,066,081, which represented 38.54% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	All or a portion of this security was out on loan at June 30, 2024.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2024.
(g)	Zero coupon bond issued at a discount.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2024.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2024.
(l)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(o)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1O.
(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,138,168	$11,041,696	$(8,227,109)	$-	$-	$6,952,755	$147,874
Invesco Liquid Assets Portfolio, Institutional Class	2,974,042	7,886,926	(5,876,507)	(1,043)	(452)	4,982,966	110,719
Invesco Treasury Portfolio, Institutional Class	4,729,334	12,619,083	(9,402,411)	-	-	7,946,006	168,619
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,741,006	32,017,444	(32,494,641)	-	-	1,263,809	39,840*
Invesco Private Prime Fund	4,449,580	65,550,444	(66,751,505)	(1,118)	66	3,247,467	107,612*
Total	$18,032,130	$129,115,593	$(122,752,173)	$(2,161)	$(386)	$24,393,003	$574,664

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	73	September-2024	$14,907,969	$39,774	$39,774
U.S. Treasury 10 Year Notes	88	September-2024	9,678,625	76,559	76,559
U.S. Treasury Long Bonds	39	September-2024	4,614,187	55,061	55,061
U.S. Treasury Ultra Bonds	33	September-2024	4,136,344	47,051	47,051
Subtotal—Long Futures Contracts				218,445	218,445
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	30	September-2024	(3,197,344)	(21,629)	(21,629)
U.S. Treasury 10 Year Ultra Notes	93	September-2024	(10,558,406)	(96,108)	(96,108)
Subtotal—Short Futures Contracts				(117,737)	(117,737)
Total Futures Contracts				$100,708	$100,708

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Invesco V.I. Core Plus Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
08/22/2024	Citibank, N.A.	EUR	157,000	USD	169,934	$1,387

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Invesco V.I. Core Plus Bond Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $136,905,768)*	$133,824,569
Investments in affiliated money market funds, at value (Cost $24,392,601)	24,393,003
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	1,387
Cash	33,894,495
Foreign currencies, at value (Cost $195,293)	193,483
Receivable for:
Investments sold	708,357
TBA sales commitment	359,093
Fund shares sold	132,636
Dividends	95,037
Interest	1,251,357
Investment for trustee deferred compensation and retirement plans	78,271
Other assets	369
Total assets	194,932,057
Liabilities:
Other investments:
Variation margin payable — futures contracts	63,800
Payable for:
Investments purchased	35,017,076
TBA sales commitment	20,097,471
Fund shares reacquired	6,363
Collateral upon return of securities loaned	4,511,276
Accrued fees to affiliates	58,370
Accrued other operating expenses	11,740
Trustee deferred compensation and retirement plans	80,590
Total liabilities	59,846,686
Net assets applicable to shares outstanding	$135,085,371
Net assets consist of:
Shares of beneficial interest	$154,097,042
Distributable earnings (loss)	(19,011,671)
$135,085,371
Net Assets:
Series I	$97,301,688
Series II	$37,783,683
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	16,855,288
Series II	6,629,891
Series I:
Net asset value per share	$5.77
Series II:
Net asset value per share	$5.70

*	At June 30, 2024, securities with an aggregate value of $4,368,861 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $(503))	$3,059,790
Dividends	17,563
Dividends from affiliated money market funds (includes net securities lending income of $14,935)	442,147
Total investment income	3,519,500
Expenses:
Advisory fees	293,667
Administrative services fees	106,488
Custodian fees	19,459
Distribution fees - Series II	45,516
Transfer agent fees	3,050
Trustees’ and officers’ fees and benefits	9,806
Reports to shareholders	9,812
Professional services fees	28,944
Other	62
Total expenses	516,804
Less: Fees waived	(80,589)
Net expenses	436,215
Net investment income	3,083,285
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	533,190
Affiliated investment securities	(386)
Foreign currencies	(32)
Forward foreign currency contracts	(127)
Futures contracts	(110,400)
422,245
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(2,549,830)
Affiliated investment securities	(2,161)
Foreign currencies	(5,192)
Forward foreign currency contracts	6,814
Futures contracts	(194,723)
(2,745,092)
Net realized and unrealized gain (loss)	(2,322,847)
Net increase in net assets resulting from operations	$760,438

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	Invesco V.I. Core Plus Bond Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$3,083,285	$5,309,788
Net realized gain (loss)	422,245	(7,902,250)
Change in net unrealized appreciation (depreciation)	(2,745,092)	9,796,303
Net increase in net assets resulting from operations	760,438	7,203,841
Distributions to shareholders from distributable earnings:
Series I	—	(2,324,702)
Series II	—	(833,451)
Total distributions from distributable earnings	—	(3,158,153)
Share transactions–net:
Series I	5,976,972	(2,668,221)
Series II	1,793,163	6,644,040
Net increase in net assets resulting from share transactions	7,770,135	3,975,819
Net increase in net assets	8,530,573	8,021,507
Net assets:
Beginning of period	126,554,798	118,533,291
End of period	$135,085,371	$126,554,798
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	Invesco V.I. Core Plus Bond Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$5.74	$0.14	$(0.11)	$0.03	$—	$—	$—	$5.77	0.52%	$97,302	0.60%(d)	0.72%(d)	4.79%(d)	222%
Year ended 12/31/23	5.56	0.25	0.08	0.33	(0.15)	—	(0.15)	5.74	6.14	90,748	0.60	0.72	4.44	454
Year ended 12/31/22	6.55	0.19	(1.15)	(0.96)	(0.03)	(0.00)	(0.03)	5.56	(14.54)	90,481	0.61	0.71	3.28	507
Year ended 12/31/21	6.93	0.12	(0.17)	(0.05)	(0.10)	(0.23)	(0.33)	6.55	(0.65)	39,799	0.61	0.92	1.77	377
Year ended 12/31/20	6.47	0.13	0.50	0.63	(0.13)	(0.04)	(0.17)	6.93	9.72	34,881	0.59	0.88	1.92	375
Year ended 12/31/19	6.00	0.19	0.47	0.66	(0.19)	—	(0.19)	6.47	11.06	24,769	0.59	1.13	2.94	464
Series II
Six months ended 06/30/24	5.67	0.13	(0.10)	0.03	—	—	—	5.70	0.53	37,784	0.85(d)	0.97(d)	4.54(d)	222
Year ended 12/31/23	5.50	0.23	0.08	0.31	(0.14)	—	(0.14)	5.67	5.85	35,807	0.85	0.97	4.19	454
Year ended 12/31/22	6.49	0.17	(1.13)	(0.96)	(0.03)	(0.00)	(0.03)	5.50	(14.68)	28,052	0.86	0.96	3.03	507
Year ended 12/31/21	6.89	0.10	(0.17)	(0.07)	(0.10)	(0.23)	(0.33)	6.49	(1.01)	2,035	0.86	1.17	1.52	377
Year ended 12/31/20	6.45	0.11	0.49	0.60	(0.12)	(0.04)	(0.16)	6.89	9.33	629	0.84	1.13	1.67	375
Year ended 12/31/19	5.97	0.17	0.49	0.66	(0.18)	—	(0.18)	6.45	11.00	359	0.84	1.38	2.69	464

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2022, the portfolio turnover calculation excludes the value of securities purchased of $96,195,733 in connection with the acquisition of Invesco V.I. Core Bond Fund into the Fund.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25	Invesco V.I. Core Plus Bond Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Core Plus Bond Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or
26	Invesco V.I. Core Plus Bond Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
J.	Lower-Rated Securities – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
K.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
27	Invesco V.I. Core Plus Bond Fund

Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
O.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.  These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction.  If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.  Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
28	Invesco V.I. Core Plus Bond Fund

P.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
Q.	Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
R.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.450%
Next $500 million	0.425%
Next $1.5 billion	0.400%
Next $2.5 billion	0.375%
Over $5 billion	0.350%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.45%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.61% and Series II shares to 0.86% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $80,589.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $9,428 for accounting and fund administrative services and was reimbursed $97,060 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase
29	Invesco V.I. Core Plus Bond Fund

and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$57,395,505	$689,912	$58,085,417
Asset-Backed Securities	—	30,379,863	7	30,379,870
U.S. Treasury Securities	—	22,279,557	—	22,279,557
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	20,914,191	—	20,914,191
Agency Credit Risk Transfer Notes	—	806,223	—	806,223
Preferred Stocks	662,652	140,033	—	802,685
Municipal Obligations	—	448,060	—	448,060
Non-U.S. Dollar Denominated Bonds & Notes	—	108,566	—	108,566
Money Market Funds	19,881,727	4,511,276	—	24,393,003
Total Investments in Securities	20,544,379	136,983,274	689,919	158,217,572
Other Investments - Assets*
Futures Contracts	218,445	—	—	218,445
Forward Foreign Currency Contracts	—	1,387	—	1,387
	218,445	1,387	—	219,832
Other Investments - Liabilities*
Futures Contracts	(117,737)	—	—	(117,737)
Total Other Investments	100,708	1,387	—	102,095
Total Investments	$20,645,087	$136,984,661	$689,919	$158,319,667

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2024:
	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$218,445	$218,445
Unrealized appreciation on forward foreign currency contracts outstanding	1,387	—	1,387
Total Derivative Assets	1,387	218,445	219,832
Derivatives not subject to master netting agreements	—	(218,445)	(218,445)
Total Derivative Assets subject to master netting agreements	$1,387	$—	$1,387

30	Invesco V.I. Core Plus Bond Fund

Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(117,737)
Derivatives not subject to master netting agreements	117,737
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2024.
	Financial Derivative Assets		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Citibank, N.A.	$1,387	$1,387	$—	$—	$1,387
Effect of Derivative Investments for the six months ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(127)	$-	$(127)
Futures contracts	-	(110,400)	(110,400)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	6,814	-	6,814
Futures contracts	-	(194,723)	(194,723)
Total	$6,687	$(305,123)	$(298,436)
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$171,977	$49,222,137
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made.  In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian.  To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
31	Invesco V.I. Core Plus Bond Fund

The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$14,396,340	$9,676,415	$24,072,755
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $68,694,667 and $62,691,602, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,525,543
Aggregate unrealized (depreciation) of investments	(5,255,692)
Net unrealized appreciation (depreciation) of investments	$(3,730,149)
Cost of investments for tax purposes is $162,049,816.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	2,228,938	$12,713,433	2,220,228	$12,594,550
Series II	945,006	5,331,128	2,251,549	12,488,998
Issued as reinvestment of dividends:
Series I	-	-	440,284	2,324,702
Series II	-	-	159,665	833,237
Reacquired:
Series I	(1,180,857)	(6,736,461)	(3,131,394)	(17,587,473)
Series II	(625,187)	(3,537,965)	(1,201,111)	(6,678,195)
Net increase in share activity	1,367,900	$7,770,135	739,221	$3,975,819

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
32	Invesco V.I. Core Plus Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Core Plus Bond Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Aggregate Bond Index (Index).  The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the  three year period.  The Board recognized that the performance data
33	Invesco V.I. Core Plus Bond Fund

reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were reasonably comparable to and below, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades
34	Invesco V.I. Core Plus Bond Fund

were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
35	Invesco V.I. Core Plus Bond Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
36	Invesco V.I. Core Plus Bond Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
37	Invesco V.I. Core Plus Bond Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. Discovery Mid Cap Growth Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Proxy Results
17	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	O-VIDMCG-NCSRS

Schedule of Investments(a)
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.24%
Advertising–1.97%
Trade Desk, Inc. (The), Class A(b)	178,936	$17,476,679
Aerospace & Defense–5.51%
Axon Enterprise, Inc.(b)	43,795	12,886,241
Howmet Aerospace, Inc.	186,468	14,475,511
TransDigm Group, Inc.	16,766	21,420,409
		48,782,161
Application Software–10.12%
Datadog, Inc., Class A(b)	82,622	10,715,247
Fair Isaac Corp.(b)	6,683	9,948,715
Guidewire Software, Inc.(b)(c)	105,907	14,603,516
HubSpot, Inc.(b)	18,147	10,702,919
Manhattan Associates, Inc.(b)	52,164	12,867,816
Nutanix, Inc., Class A(b)	124,678	7,087,944
PTC, Inc.(b)	38,782	7,045,526
Samsara, Inc., Class A(b)(c)	191,090	6,439,733
Tyler Technologies, Inc.(b)	20,342	10,227,551
		89,638,967
Asset Management & Custody Banks–2.66%
Ares Management Corp., Class A	138,269	18,428,492
Blue Owl Capital, Inc.(c)	287,236	5,098,439
		23,526,931
Biotechnology–2.73%
Alnylam Pharmaceuticals, Inc.(b)	15,740	3,824,820
Natera, Inc.(b)	99,132	10,735,005
Neurocrine Biosciences, Inc.(b)	43,072	5,929,722
Sarepta Therapeutics, Inc.(b)	23,213	3,667,654
		24,157,201
Building Products–2.54%
Carlisle Cos., Inc.	14,323	5,803,823
Trane Technologies PLC	50,759	16,696,158
		22,499,981
Cargo Ground Transportation–0.82%
XPO, Inc.(b)	68,124	7,231,363
Casinos & Gaming–1.43%
DraftKings, Inc., Class A(b)	331,531	12,654,538
Coal & Consumable Fuels–0.89%
Cameco Corp. (Canada)	160,795	7,911,114
Communications Equipment–1.74%
Motorola Solutions, Inc.	39,904	15,404,939
Construction & Engineering–3.98%
Comfort Systems USA, Inc.(c)	36,836	11,202,565
EMCOR Group, Inc.	26,729	9,758,223
Quanta Services, Inc.(c)	56,133	14,262,834
		35,223,622
Shares		Value
Construction Machinery & Heavy Transportation Equipment– 1.23%
Wabtec Corp.	68,878	$10,886,168
Construction Materials–1.40%
Vulcan Materials Co.	49,767	12,376,058
Diversified Support Services–0.75%
Copart, Inc.(b)	122,936	6,658,214
Education Services–0.54%
Duolingo, Inc.(b)(c)	22,979	4,795,028
Electrical Components & Equipment–1.42%
Vertiv Holdings Co., Class A	145,452	12,591,780
Electronic Components–0.67%
Coherent Corp.(b)	82,403	5,970,921
Electronic Manufacturing Services–0.84%
Flex Ltd.(b)	253,193	7,466,662
Environmental & Facilities Services–1.38%
Clean Harbors, Inc.(b)	54,063	12,226,347
Financial Exchanges & Data–1.26%
Tradeweb Markets, Inc., Class A	105,411	11,173,566
Footwear–2.48%
Birkenstock Holding PLC (Luxembourg)(b)	78,734	4,283,917
Deckers Outdoor Corp.(b)	12,600	12,196,170
Skechers U.S.A., Inc., Class A(b)	79,861	5,519,992
		22,000,079
Health Care Distributors–1.32%
Cencora, Inc.	51,850	11,681,805
Health Care Equipment–2.72%
DexCom, Inc.(b)	138,647	15,719,797
IDEXX Laboratories, Inc.(b)	17,242	8,400,302
		24,120,099
Health Care Facilities–3.66%
Encompass Health Corp.	169,022	14,500,397
Tenet Healthcare Corp.(b)	134,522	17,895,462
		32,395,859
Health Care Supplies–1.33%
Cooper Cos., Inc. (The)	135,210	11,803,833
Homebuilding–1.01%
TopBuild Corp.(b)	23,252	8,958,298
Homefurnishing Retail–0.91%
Williams-Sonoma, Inc.(c)	28,628	8,083,688
Hotels, Resorts & Cruise Lines–2.08%
Hilton Worldwide Holdings, Inc.	84,482	18,433,972
Industrial Machinery & Supplies & Components–1.73%
ITT, Inc.	66,821	8,631,936

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. Discovery Mid Cap Growth Fund

Shares		Value
Industrial Machinery & Supplies & Components–(continued)
Parker-Hannifin Corp.	13,299	$6,726,767
		15,358,703
Insurance Brokers–1.13%
Arthur J. Gallagher & Co.	38,575	10,002,883
Investment Banking & Brokerage–2.93%
Evercore, Inc., Class A	47,900	9,983,797
LPL Financial Holdings, Inc.	57,203	15,976,798
		25,960,595
IT Consulting & Other Services–0.66%
Gartner, Inc.(b)	12,929	5,805,897
Life Sciences Tools & Services–2.94%
Bruker Corp.(c)	75,542	4,820,335
ICON PLC(b)	52,130	16,341,191
Repligen Corp.(b)	38,745	4,884,195
		26,045,721
Movies & Entertainment–1.52%
Spotify Technology S.A. (Sweden)(b)	42,881	13,455,629
Oil & Gas Equipment & Services–0.87%
TechnipFMC PLC (United Kingdom)	296,182	7,745,159
Oil & Gas Exploration & Production–1.82%
Diamondback Energy, Inc.	80,606	16,136,515
Oil & Gas Storage & Transportation–1.97%
Targa Resources Corp.	135,868	17,497,081
Paper & Plastic Packaging Products & Materials–1.17%
Avery Dennison Corp.	47,390	10,361,823
Personal Care Products–0.69%
e.l.f. Beauty, Inc.(b)	28,850	6,079,272
Property & Casualty Insurance–1.03%
Arch Capital Group Ltd.(b)	90,654	9,146,082
Real Estate Services–1.24%
Jones Lang LaSalle, Inc.(b)(c)	53,317	10,944,914
Research & Consulting Services–1.44%
Booz Allen Hamilton Holding Corp.	83,059	12,782,780
Restaurants–2.66%
Cava Group, Inc.(b)(c)	79,354	7,360,083
Chipotle Mexican Grill, Inc.(b)	51,730	3,240,885
Texas Roadhouse, Inc.	75,762	13,009,093
		23,610,061
Semiconductor Materials & Equipment–3.99%
Entegris, Inc.	98,502	13,337,171
Nova Ltd. (Israel)(b)	30,591	7,174,507
Onto Innovation, Inc.(b)	30,420	6,679,015
Teradyne, Inc.	55,177	8,182,198
		35,372,891
Shares		Value
Semiconductors–6.15%
Astera Labs, Inc.(b)(c)	40,218	$2,433,591
MACOM Technology Solutions Holdings, Inc.(b)(c)	127,419	14,203,396
Microchip Technology, Inc.	161,112	14,741,748
Monolithic Power Systems, Inc.	28,166	23,143,440
		54,522,175
Steel–0.91%
Steel Dynamics, Inc.	62,078	8,039,101
Systems Software–1.06%
CyberArk Software Ltd.(b)	34,250	9,364,635
Technology Hardware, Storage & Peripherals–1.03%
Pure Storage, Inc., Class A(b)	142,728	9,164,565
Trading Companies & Distributors–0.51%
United Rentals, Inc.	6,962	4,502,534
Transaction & Payment Processing Services–1.40%
Corpay, Inc.(b)(c)	27,164	7,236,761
Toast, Inc., Class A(b)(c)	201,118	5,182,811
		12,419,572
Total Common Stocks & Other Equity Interests (Cost $675,539,540)		870,448,461
Money Market Funds–1.37%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	4,348,829	4,348,829
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)(e)	2,829,394	2,830,242
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	4,970,091	4,970,091
Total Money Market Funds (Cost $12,148,713)		12,149,162
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.61% (Cost $687,688,253)		882,597,623
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.50%
Invesco Private Government Fund, 5.31%(d)(e)(f)	13,656,661	13,656,661
Invesco Private Prime Fund, 5.48%(d)(e)(f)	35,105,267	35,115,799
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,772,460)		48,772,460
TOTAL INVESTMENTS IN SECURITIES–105.11% (Cost $736,460,713)		931,370,083
OTHER ASSETS LESS LIABILITIES—(5.11)%		(45,276,804)
NET ASSETS–100.00%		$886,093,279
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,828,110	$50,208,540	$(51,687,821)	$-	$-	$4,348,829	$209,783
Invesco Liquid Assets Portfolio, Institutional Class	3,888,914	35,863,243	(36,919,872)	(1,143)	(900)	2,830,242	149,092
Invesco Treasury Portfolio, Institutional Class	6,660,696	57,381,190	(59,071,795)	-	-	4,970,091	239,270
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,584,849	179,756,731	(180,684,919)	-	-	13,656,661	402,830*
Invesco Private Prime Fund	37,503,902	335,727,769	(338,100,859)	(2,938)	(12,075)	35,115,799	1,089,428*
Total	$68,466,471	$658,937,473	$(666,465,266)	$(4,081)	$(12,975)	$60,921,622	$2,090,403

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. Discovery Mid Cap Growth Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $675,539,540)*	$870,448,461
Investments in affiliated money market funds, at value (Cost $60,921,173)	60,921,622
Cash	500,000
Receivable for:
Investments sold	3,537,833
Fund shares sold	76,626
Dividends	270,673
Investment for trustee deferred compensation and retirement plans	141,000
Other assets	211
Total assets	935,896,426
Liabilities:
Payable for:
Fund shares reacquired	424,653
Collateral upon return of securities loaned	48,772,460
Accrued fees to affiliates	436,663
Accrued other operating expenses	22,555
Trustee deferred compensation and retirement plans	146,816
Total liabilities	49,803,147
Net assets applicable to shares outstanding	$886,093,279
Net assets consist of:
Shares of beneficial interest	$658,391,289
Distributable earnings	227,701,990
$886,093,279
Net Assets:
Series I	$734,548,367
Series II	$151,544,912
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	10,473,646
Series II	2,516,059
Series I:
Net asset value per share	$70.13
Series II:
Net asset value per share	$60.23

*	At June 30, 2024, securities with an aggregate value of $48,054,322 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends	$2,104,022
Dividends from affiliated money market funds (includes net securities lending income of $43,465)	641,610
Total investment income	2,745,632
Expenses:
Advisory fees	3,027,827
Administrative services fees	725,362
Custodian fees	4,171
Distribution fees - Series II	191,161
Transfer agent fees	19,241
Trustees’ and officers’ fees and benefits	12,514
Reports to shareholders	64,474
Professional services fees	23,605
Other	3,521
Total expenses	4,071,876
Less: Fees waived	(11,667)
Net expenses	4,060,209
Net investment income (loss)	(1,314,577)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	76,403,284
Affiliated investment securities	(12,975)
76,390,309
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	22,290,274
Affiliated investment securities	(4,081)
22,286,193
Net realized and unrealized gain	98,676,502
Net increase in net assets resulting from operations	$97,361,925

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. Discovery Mid Cap Growth Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income (loss)	$(1,314,577)	$(1,307,495)
Net realized gain	76,390,309	7,064,058
Change in net unrealized appreciation	22,286,193	94,332,053
Net increase in net assets resulting from operations	97,361,925	100,088,616
Share transactions–net:
Series I	(44,022,799)	(59,484,756)
Series II	(10,396,156)	(1,701,889)
Net increase (decrease) in net assets resulting from share transactions	(54,418,955)	(61,186,645)
Net increase in net assets	42,942,970	38,901,971
Net assets:
Beginning of period	843,150,309	804,248,338
End of period	$886,093,279	$843,150,309
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. Discovery Mid Cap Growth Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Series I
Six months ended 06/30/24	$62.81	$(0.09)	$7.41	$7.32	$—	$—	$—	$70.13	11.65%	$734,548	0.87%(e)	0.87%(e)	(0.25)%(e)	45%
Year ended 12/31/23	55.51	(0.07)	7.37	7.30	—	—	—	62.81	13.15	697,742	0.87	0.87	(0.12)	129
Year ended 12/31/22	114.63	(0.10)	(35.03)	(35.13)	—	(23.99)	(23.99)	55.51	(30.98)	673,217	0.84	0.86	(0.12)	97
Year ended 12/31/21	106.94	(0.62)	21.29	20.67	—	(12.98)	(12.98)	114.63	19.09	1,043,224	0.80	0.83	(0.54)	77
Year ended 12/31/20	83.82	(0.32)	30.78	30.46	(0.04)	(7.30)	(7.34)	106.94	40.70	963,414	0.80	0.86	(0.37)	87
Year ended 12/31/19	68.65	0.04(f)	26.04	26.08	—	(10.91)	(10.91)	83.82	39.37	693,424	0.80	0.87	0.05(f)	76
Series II
Six months ended 06/30/24	54.01	(0.15)	6.37	6.22	—	—	—	60.23	11.52	151,545	1.12(e)	1.12(e)	(0.50)(e)	45
Year ended 12/31/23	47.85	(0.19)	6.35	6.16	—	—	—	54.01	12.88	145,409	1.12	1.12	(0.37)	129
Year ended 12/31/22	103.76	(0.27)	(31.65)	(31.92)	—	(23.99)	(23.99)	47.85	(31.14)	131,031	1.09	1.11	(0.37)	97
Year ended 12/31/21	98.05	(0.83)	19.52	18.69	—	(12.98)	(12.98)	103.76	18.79	208,990	1.05	1.08	(0.79)	77
Year ended 12/31/20	77.70	(0.50)	28.15	27.65	—	(7.30)	(7.30)	98.05	40.24	196,217	1.05	1.11	(0.62)	87
Year ended 12/31/19	64.41	(0.14)(f)	24.34	24.20	—	(10.91)	(10.91)	77.70	39.01	51,312	1.05	1.12	(0.19)(f)	76

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the year ended December 31, 2019.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $123,217,891 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Mid Cap Growth Fund into the Fund.
(e)	Annualized.
(f)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended December 31, 2019. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.13) and (0.16)% for Series I Shares and $(0.30) and (0.40)% for Series II Shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
8	Invesco V.I. Discovery Mid Cap Growth Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner
9	Invesco V.I. Discovery Mid Cap Growth Fund

consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $4,256 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $700 million	0.600%
Over $1.5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.68%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $11,667.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $64,427 for accounting and fund administrative services and was reimbursed $660,935 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
10	Invesco V.I. Discovery Mid Cap Growth Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2024, the Fund incurred $10,334 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$870,448,461	$—	$—	$870,448,461
Money Market Funds	12,149,162	48,772,460	—	60,921,622
Total Investments	$882,597,623	$48,772,460	$—	$931,370,083
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$39,052,456	$—	$39,052,456
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
11	Invesco V.I. Discovery Mid Cap Growth Fund

NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $390,279,971 and $442,020,368, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$201,621,102
Aggregate unrealized (depreciation) of investments	(9,831,572)
Net unrealized appreciation of investments	$191,789,530
Cost of investments for tax purposes is $739,580,553.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	250,675	$17,259,166	430,684	$24,985,304
Series II	97,943	5,870,560	521,228	26,434,711
Reacquired:
Series I	(886,406)	(61,281,965)	(1,448,352)	(84,470,060)
Series II	(274,328)	(16,266,716)	(566,894)	(28,136,600)
Net increase (decrease) in share activity	(812,116)	$(54,418,955)	(1,063,334)	$(61,186,645)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
12	Invesco V.I. Discovery Mid Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Discovery Mid Cap Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Growth Index (Index).  The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one year period, the fourth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one and three year periods and reasonably comparable to the
13	Invesco V.I. Discovery Mid Cap Growth Fund

performance of the Index for the five year period.  The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board considered that stock selection in certain sectors negatively impacted the Fund’s relative performance.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.
 The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2023.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The
Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities
14	Invesco V.I. Discovery Mid Cap Growth Fund

Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15	Invesco V.I. Discovery Mid Cap Growth Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
16	Invesco V.I. Discovery Mid Cap Growth Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17	Invesco V.I. Discovery Mid Cap Growth Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. Diversified Dividend Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Proxy Results
17	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VIDDI-NCSRS

Schedule of Investments(a)
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.72%
Aerospace & Defense–2.85%
General Electric Co.	37,081	$5,894,767
Huntington Ingalls Industries, Inc.	8,054	1,983,942
Northrop Grumman Corp.	10,510	4,581,834
		12,460,543
Air Freight & Logistics–1.09%
United Parcel Service, Inc., Class B	34,874	4,772,507
Apparel Retail–0.88%
TJX Cos., Inc. (The)	34,728	3,823,553
Apparel, Accessories & Luxury Goods–0.80%
Cie Financiere Richemont S.A. (Switzerland)	22,412	3,502,613
Application Software–0.54%
Intuit, Inc.	3,567	2,344,268
Asset Management & Custody Banks–1.91%
Ares Management Corp., Class A	19,623	2,615,353
BlackRock, Inc.	7,256	5,712,794
		8,328,147
Building Products–2.22%
Carlisle Cos., Inc.	5,779	2,341,709
Fortune Brands Innovations, Inc.(b)	33,485	2,174,516
Johnson Controls International PLC	77,637	5,160,531
		9,676,756
Construction Machinery & Heavy Transportation Equipment– 0.83%
Caterpillar, Inc.	10,940	3,644,114
Construction Materials–1.52%
CRH PLC	88,458	6,632,581
Consumer Finance–1.25%
American Express Co.	23,574	5,458,560
Consumer Staples Merchandise Retail–3.17%
Walmart, Inc.	204,758	13,864,164
Diversified Banks–8.29%
Fifth Third Bancorp	77,653	2,833,558
JPMorgan Chase & Co.	72,437	14,651,108
PNC Financial Services Group, Inc. (The)	51,145	7,952,025
Wells Fargo & Co.	181,063	10,753,331
		36,190,022
Electric Utilities–3.72%
American Electric Power Co., Inc.	50,872	4,463,509
Entergy Corp.	61,416	6,571,512
PPL Corp.	188,648	5,216,117
		16,251,138
Electrical Components & Equipment–3.31%
ABB Ltd. (Switzerland)	85,796	4,757,465
Shares		Value
Electrical Components & Equipment–(continued)
Emerson Electric Co.	53,646	$5,909,644
Hubbell, Inc.	10,398	3,800,261
		14,467,370
Electronic Manufacturing Services–1.52%
TE Connectivity Ltd.	44,076	6,630,353
Financial Exchanges & Data–1.02%
CME Group, Inc., Class A	22,613	4,445,716
Food Distributors–0.92%
Sysco Corp.	56,073	4,003,051
Health Care Equipment–3.47%
Becton, Dickinson and Co.	28,877	6,748,844
Stryker Corp.	12,185	4,145,946
Zimmer Biomet Holdings, Inc.	39,266	4,261,539
		15,156,329
Home Improvement Retail–1.76%
Lowe’s Cos., Inc.	34,849	7,682,811
Household Products–1.85%
Colgate-Palmolive Co.	83,252	8,078,774
Human Resource & Employment Services–0.75%
Automatic Data Processing, Inc.	13,764	3,285,329
Industrial Machinery & Supplies & Components–1.33%
Parker-Hannifin Corp.	11,442	5,787,478
Industrial REITs–1.53%
Prologis, Inc.	59,651	6,699,404
Integrated Oil & Gas–4.30%
Chevron Corp.	82,204	12,858,349
Suncor Energy, Inc. (Canada)	155,347	5,918,721
		18,777,070
Integrated Telecommunication Services–1.13%
Deutsche Telekom AG (Germany)	197,171	4,955,993
Investment Banking & Brokerage–3.05%
Charles Schwab Corp. (The)	61,699	4,546,599
Morgan Stanley	90,207	8,767,219
		13,313,818
Life Sciences Tools & Services–0.53%
Lonza Group AG (Switzerland)	4,220	2,297,388
Managed Health Care–1.80%
UnitedHealth Group, Inc.(b)	15,397	7,841,076
Movies & Entertainment–1.61%
Walt Disney Co. (The)	70,850	7,034,696
Multi-Family Residential REITs–0.69%
Mid-America Apartment Communities, Inc.(b)	21,026	2,998,518
Multi-line Insurance–1.95%
American International Group, Inc.	114,492	8,499,886

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. Diversified Dividend Fund

Shares		Value
Multi-Utilities–0.83%
Public Service Enterprise Group, Inc.(b)	48,947	$3,607,394
Oil & Gas Exploration & Production–3.28%
ConocoPhillips	71,390	8,165,588
Marathon Oil Corp.	215,302	6,172,708
		14,338,296
Oil & Gas Storage & Transportation–0.67%
Cheniere Energy, Inc.	16,699	2,919,486
Packaged Foods & Meats–1.23%
Nestle S.A. (Switzerland)	52,425	5,351,243
Personal Care Products–0.90%
Estee Lauder Cos., Inc. (The), Class A	15,664	1,666,650
L’Oreal S.A. (France)	5,194	2,286,220
		3,952,870
Pharmaceuticals–6.82%
AstraZeneca PLC (United Kingdom)	39,504	6,148,125
Johnson & Johnson	65,658	9,596,573
Merck & Co., Inc.	87,299	10,807,616
Sanofi S.A., ADR	66,894	3,245,697
		29,798,011
Property & Casualty Insurance–0.92%
Hartford Financial Services Group, Inc. (The)	39,851	4,006,620
Rail Transportation–1.64%
Union Pacific Corp.	31,566	7,142,123
Regional Banks–0.48%
Huntington Bancshares, Inc.	160,509	2,115,509
Restaurants–2.08%
Darden Restaurants, Inc.(b)	14,542	2,200,495
McDonald’s Corp.(b)	26,945	6,866,664
		9,067,159
Semiconductor Materials & Equipment–0.90%
Lam Research Corp.	3,686	3,925,037
Semiconductors–3.92%
Analog Devices, Inc.	46,044	10,510,004
Broadcom, Inc.	2,508	4,026,669
Microchip Technology, Inc.	28,308	2,590,182
		17,126,855
Soft Drinks & Non-alcoholic Beverages–1.33%
PepsiCo, Inc.	35,152	5,797,619
Shares		Value
Specialty Chemicals–2.41%
DuPont de Nemours, Inc.	72,865	$5,864,904
PPG Industries, Inc.	36,899	4,645,215
		10,510,119
Systems Software–2.53%
Microsoft Corp.	24,747	11,060,672
Technology Hardware, Storage & Peripherals–0.77%
Dell Technologies, Inc., Class C	24,463	3,373,692
Timber REITs–0.79%
Weyerhaeuser Co.	121,241	3,442,032
Tobacco–2.39%
Philip Morris International, Inc.	102,873	10,424,121
Trading Companies & Distributors–0.54%
AerCap Holdings N.V. (Ireland)	25,351	2,362,713
Transaction & Payment Processing Services–1.70%
Visa, Inc., Class A(b)	28,265	7,418,715
Total Common Stocks & Other Equity Interests (Cost $330,586,419)		426,644,312
Money Market Funds–2.20%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d)	3,362,738	3,362,738
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(c)(d)	2,400,563	2,401,283
Invesco Treasury Portfolio, Institutional Class, 5.21%(c)(d)	3,843,130	3,843,130
Total Money Market Funds (Cost $9,606,993)		9,607,151
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $340,193,412)		436,251,463
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.19%
Invesco Private Government Fund, 5.31%(c)(d)(e)	3,896,051	3,896,051
Invesco Private Prime Fund, 5.48%(c)(d)(e)	10,015,270	10,018,275
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,914,326)		13,914,326
TOTAL INVESTMENTS IN SECURITIES–103.11% (Cost $354,107,738)		450,165,789
OTHER ASSETS LESS LIABILITIES—(3.11)%		(13,580,661)
NET ASSETS–100.00%		$436,585,128
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. Diversified Dividend Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at June 30, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,052,089	$16,756,388	$(17,445,739)	$-	$-	$3,362,738	$87,084
Invesco Liquid Assets Portfolio, Institutional Class	2,894,590	11,968,849	(12,461,242)	(657)	(257)	2,401,283	65,074
Invesco Treasury Portfolio, Institutional Class	4,630,959	19,150,158	(19,937,987)	-	-	3,843,130	99,311
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,610,107	157,319,436	(159,033,492)	-	-	3,896,051	235,418*
Invesco Private Prime Fund	16,290,223	342,749,605	(349,009,343)	(1,377)	(10,833)	10,018,275	605,498*
Total	$33,477,968	$547,944,436	$(557,887,803)	$(2,034)	$(11,090)	$23,521,477	$1,092,385

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. Diversified Dividend Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $330,586,419)*	$426,644,312
Investments in affiliated money market funds, at value (Cost $23,521,319)	23,521,477
Cash	1,418,394
Foreign currencies, at value (Cost $811)	785
Receivable for:
Fund shares sold	53,995
Dividends	784,642
Investment for trustee deferred compensation and retirement plans	66,038
Other assets	4
Total assets	452,489,647
Liabilities:
Payable for:
Investments purchased	1,373,269
Fund shares reacquired	254,765
Accrued foreign taxes	6,769
Collateral upon return of securities loaned	13,914,326
Accrued fees to affiliates	241,318
Accrued other operating expenses	22,671
Trustee deferred compensation and retirement plans	91,401
Total liabilities	15,904,519
Net assets applicable to shares outstanding	$436,585,128
Net assets consist of:
Shares of beneficial interest	$302,824,843
Distributable earnings	133,760,285
$436,585,128
Net Assets:
Series I	$211,312,560
Series II	$225,272,568
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	8,224,334
Series II	8,869,421
Series I:
Net asset value per share	$25.69
Series II:
Net asset value per share	$25.40

*	At June 30, 2024, securities with an aggregate value of $13,523,445 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $52,182)	$4,943,011
Dividends from affiliated money market funds (includes net securities lending income of $18,037)	269,506
Total investment income	5,212,517
Expenses:
Advisory fees	1,077,886
Administrative services fees	360,937
Custodian fees	3,604
Distribution fees - Series II	281,463
Transfer agent fees	10,394
Trustees’ and officers’ fees and benefits	11,805
Reports to shareholders	82,826
Professional services fees	23,375
Other	1,606
Total expenses	1,853,896
Less: Fees waived	(4,745)
Net expenses	1,849,151
Net investment income	3,363,366
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	10,496,482
Affiliated investment securities	(11,090)
Foreign currencies	(2,145)
10,483,247
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	11,587,138
Affiliated investment securities	(2,034)
Foreign currencies	(14,724)
11,570,380
Net realized and unrealized gain	22,053,627
Net increase in net assets resulting from operations	$25,416,993

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. Diversified Dividend Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$3,363,366	$7,548,302
Net realized gain	10,483,247	17,493,462
Change in net unrealized appreciation	11,570,380	11,676,553
Net increase in net assets resulting from operations	25,416,993	36,718,317
Distributions to shareholders from distributable earnings:
Series I	—	(21,379,256)
Series II	—	(22,048,743)
Total distributions from distributable earnings	—	(43,427,999)
Share transactions–net:
Series I	(15,774,810)	(7,637,569)
Series II	(11,268,658)	(2,245,590)
Net increase (decrease) in net assets resulting from share transactions	(27,043,468)	(9,883,159)
Net increase (decrease) in net assets	(1,626,475)	(16,592,841)
Net assets:
Beginning of period	438,211,603	454,804,444
End of period	$436,585,128	$438,211,603
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. Diversified Dividend Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$24.24	$0.21	$1.24	$1.45	$—	$—	$—	$25.69	5.98%	$211,313	0.72%(d)	0.72%(d)	1.65%(d)	20%
Year ended 12/31/23	24.99	0.46	1.45	1.91	(0.52)	(2.14)	(2.66)	24.24	9.05	214,556	0.68	0.68	1.86	45
Year ended 12/31/22	29.82	0.54	(1.16)	(0.62)	(0.56)	(3.65)	(4.21)	24.99	(1.68)	225,216	0.67	0.67	1.91	40
Year ended 12/31/21	25.72	0.52	4.32	4.84	(0.63)	(0.11)	(0.74)	29.82	18.89	242,810	0.68	0.68	1.81	45
Year ended 12/31/20	27.23	0.58	(0.67)	(0.09)	(0.77)	(0.65)	(1.42)	25.72	0.14	233,073	0.70	0.70	2.41	9
Year ended 12/31/19	23.70	0.67	5.15	5.82	(0.80)	(1.49)	(2.29)	27.23	25.09	278,727	0.65	0.65	2.54	7
Series II
Six months ended 06/30/24	23.99	0.18	1.23	1.41	—	—	—	25.40	5.88	225,273	0.97(d)	0.97(d)	1.40(d)	20
Year ended 12/31/23	24.75	0.40	1.43	1.83	(0.45)	(2.14)	(2.59)	23.99	8.77	223,655	0.93	0.93	1.61	45
Year ended 12/31/22	29.57	0.46	(1.15)	(0.69)	(0.48)	(3.65)	(4.13)	24.75	(1.93)	229,588	0.92	0.92	1.66	40
Year ended 12/31/21	25.52	0.44	4.29	4.73	(0.57)	(0.11)	(0.68)	29.57	18.59	245,103	0.93	0.93	1.56	45
Year ended 12/31/20	27.03	0.52	(0.68)	(0.16)	(0.71)	(0.64)	(1.35)	25.52	(0.13)	218,234	0.95	0.95	2.16	9
Year ended 12/31/19	23.54	0.60	5.11	5.71	(0.73)	(1.49)	(2.22)	27.03	24.77	236,880	0.90	0.90	2.29	7

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco V.I. Diversified Dividend Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
8	Invesco V.I. Diversified Dividend Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner
9	Invesco V.I. Diversified Dividend Fund

consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $1,941 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks - As a group, securities that pay high dividends may fall out of favor with investors and underperform companies that do not pay high dividends. Companies that pay dividends are not required to continue paying them. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or an anticipated acceleration of dividends may not occur. Depending on market conditions, dividend paying that meet the Fund’s investment criteria may not be widely available for purchase by the Fund, which may increase the volatility of the Fund’s returns and limit its ability to produce current income while remaining fully diversified. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.545%
Next $750 million	0.420%
Next $1 billion	0.395%
Over $2 billion	0.370%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.49%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
10	Invesco V.I. Diversified Dividend Fund

 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $4,745.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $31,916 for accounting and fund administrative services and was reimbursed $329,021 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$397,345,265	$29,299,047	$—	$426,644,312
Money Market Funds	9,607,151	13,914,326	—	23,521,477
Total Investments	$406,952,416	$43,213,373	$—	$450,165,789
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
11	Invesco V.I. Diversified Dividend Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $86,502,357 and $108,676,515, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$99,122,469
Aggregate unrealized (depreciation) of investments	(3,857,588)
Net unrealized appreciation of investments	$95,264,881
Cost of investments for tax purposes is $354,900,908.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	179,899	$4,525,038	473,877	$11,718,243
Series II	214,736	5,362,529	487,891	12,011,479
Issued as reinvestment of dividends:
Series I	-	-	999,498	21,379,256
Series II	-	-	1,041,017	22,048,743
Reacquired:
Series I	(807,706)	(20,299,848)	(1,634,224)	(40,735,068)
Series II	(668,358)	(16,631,187)	(1,482,449)	(36,305,812)
Net increase (decrease) in share activity	(1,081,429)	$(27,043,468)	(114,390)	$(9,883,159)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
12	Invesco V.I. Diversified Dividend Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Diversified Dividend Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index).  The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period.  The Board considered that the Fund’s defensive
13	Invesco V.I. Diversified Dividend Fund

positioning relative to the peer group and stock selection (i.e., not holding certain large cap stocks) detracted from the Fund’s relative performance. The Board further considered that the Fund underwent a portfolio management team change and investment process change in March 2021, and that performance results prior to such date were those of the prior portfolio management team.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each below the median contractual management fee and actual management rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2023.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent
14	Invesco V.I. Diversified Dividend Fund

the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15	Invesco V.I. Diversified Dividend Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
16	Invesco V.I. Diversified Dividend Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17	Invesco V.I. Diversified Dividend Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. Equally-Weighted S& P 500 Fund

2	Schedule of Investments
10	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
18	Approval of Investment Advisory and Sub-Advisory Contracts
21	Proxy Results
22	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	MS-VIEWSP-NCSRS

Schedule of Investments(a)
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.65%
Advertising–0.40%
Interpublic Group of Cos., Inc. (The)	32,649	$949,759
Omnicom Group, Inc.(b)	10,865	974,591
		1,924,350
Aerospace & Defense–2.39%
Axon Enterprise, Inc.(c)	3,286	966,873
Boeing Co. (The)(b)(c)	5,418	986,130
General Dynamics Corp.	3,292	955,141
General Electric Co.(b)	6,162	979,573
Howmet Aerospace, Inc.	12,167	944,524
Huntington Ingalls Industries, Inc.(b)	4,028	992,217
L3Harris Technologies, Inc.	4,416	991,745
Lockheed Martin Corp.	2,096	979,042
Northrop Grumman Corp.	2,265	987,427
RTX Corp.	9,216	925,194
Textron, Inc.	11,268	967,470
TransDigm Group, Inc.	742	947,987
		11,623,323
Agricultural & Farm Machinery–0.20%
Deere & Co.(b)	2,541	949,394
Agricultural Products & Services–0.41%
Archer-Daniels-Midland Co.(b)	16,143	975,844
Bunge Global S.A.	9,341	997,339
		1,973,183
Air Freight & Logistics–0.85%
C.H. Robinson Worldwide, Inc.	11,490	1,012,499
Expeditors International of Washington, Inc.	7,784	971,365
FedEx Corp.(b)	3,897	1,168,476
United Parcel Service, Inc., Class B	7,082	969,172
		4,121,512
Apparel Retail–0.40%
Ross Stores, Inc.	6,582	956,496
TJX Cos., Inc. (The)	8,853	974,716
		1,931,212
Apparel, Accessories & Luxury Goods–0.59%
lululemon athletica, inc.(c)	3,139	937,619
Ralph Lauren Corp.(b)	5,345	935,696
Tapestry, Inc.	22,974	983,057
		2,856,372
Application Software–2.29%
Adobe, Inc.(c)	1,829	1,016,083
ANSYS, Inc.(c)	2,972	955,498
Autodesk, Inc.(c)	4,253	1,052,405
Cadence Design Systems, Inc.(c)	3,078	947,254
Fair Isaac Corp.(c)	691	1,028,664
Intuit, Inc.	1,613	1,060,080
PTC, Inc.(c)	5,536	1,005,725
Roper Technologies, Inc.	1,749	985,841
Salesforce, Inc.	4,142	1,064,908
Shares		Value
Application Software–(continued)
Synopsys, Inc.(c)	1,628	$968,758
Tyler Technologies, Inc.(b)(c)	2,036	1,023,660
		11,108,876
Asset Management & Custody Banks–2.01%
Ameriprise Financial, Inc.(b)	2,267	968,440
Bank of New York Mellon Corp. (The)	16,556	991,539
BlackRock, Inc.	1,249	983,363
Blackstone, Inc., Class A	7,922	980,744
Franklin Resources, Inc.(b)	44,001	983,422
Invesco Ltd.(d)	65,971	986,926
KKR & Co., Inc., Class A(b)	8,798	925,901
Northern Trust Corp.	11,765	988,025
State Street Corp.	13,546	1,002,404
T. Rowe Price Group, Inc.(b)	8,359	963,876
		9,774,640
Automobile Manufacturers–0.63%
Ford Motor Co.	82,029	1,028,644
General Motors Co.	20,538	954,195
Tesla, Inc.(b)(c)	5,395	1,067,563
		3,050,402
Automotive Parts & Equipment–0.40%
Aptiv PLC(c)	13,664	962,219
BorgWarner, Inc.	29,683	956,980
		1,919,199
Automotive Retail–0.62%
AutoZone, Inc.(c)	339	1,004,830
CarMax, Inc.(b)(c)	13,740	1,007,692
O’Reilly Automotive, Inc.(c)	954	1,007,481
		3,020,003
Biotechnology–1.57%
AbbVie, Inc.(b)	5,697	977,149
Amgen, Inc.	3,217	1,005,152
Biogen, Inc.(b)(c)	4,145	960,894
Gilead Sciences, Inc.	14,764	1,012,958
Incyte Corp.(c)	15,465	937,488
Moderna, Inc.(b)(c)	6,860	814,625
Regeneron Pharmaceuticals, Inc.(c)	927	974,305
Vertex Pharmaceuticals, Inc.(b)(c)	1,999	936,971
		7,619,542
Brewers–0.20%
Molson Coors Beverage Co., Class B(b)	19,393	985,746
Broadcasting–0.41%
Fox Corp., Class A(b)	18,893	649,352
Fox Corp., Class B	10,784	345,304
Paramount Global, Class B(b)	94,450	981,336
		1,975,992
Broadline Retail–0.61%
Amazon.com, Inc.(c)	5,230	1,010,697
eBay, Inc.	18,426	989,845

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Broadline Retail–(continued)
Etsy, Inc.(b)(c)	16,316	$962,318
		2,962,860
Building Products–1.35%
A.O. Smith Corp.	11,649	952,655
Allegion PLC	8,255	975,328
Builders FirstSource, Inc.(c)	6,423	889,008
Carrier Global Corp.	14,927	941,595
Johnson Controls International PLC	13,835	919,613
Masco Corp.	13,893	926,246
Trane Technologies PLC	2,914	958,502
		6,562,947
Cable & Satellite–0.42%
Charter Communications, Inc., Class A(b)(c)	3,477	1,039,484
Comcast Corp., Class A	25,656	1,004,689
		2,044,173
Cargo Ground Transportation–0.40%
J.B. Hunt Transport Services, Inc.	6,108	977,280
Old Dominion Freight Line, Inc.	5,560	981,896
		1,959,176
Casinos & Gaming–0.84%
Caesars Entertainment, Inc.(c)	26,660	1,059,468
Las Vegas Sands Corp.	22,209	982,748
MGM Resorts International(c)	24,104	1,071,182
Wynn Resorts Ltd.(b)	10,817	968,122
		4,081,520
Commodity Chemicals–0.39%
Dow, Inc.	17,458	926,147
LyondellBasell Industries N.V., Class A	10,269	982,332
		1,908,479
Communications Equipment–1.03%
Arista Networks, Inc.(c)	2,924	1,024,804
Cisco Systems, Inc.	21,028	999,040
F5, Inc.(c)	5,732	987,222
Juniper Networks, Inc.	27,088	987,629
Motorola Solutions, Inc.	2,558	987,516
		4,986,211
Computer & Electronics Retail–0.19%
Best Buy Co., Inc.	11,015	928,454
Construction & Engineering–0.18%
Quanta Services, Inc.(b)	3,513	892,618
Construction Machinery & Heavy Transportation Equipment– 0.80%
Caterpillar, Inc.	2,988	995,303
Cummins, Inc.	3,603	997,779
PACCAR, Inc.(b)	9,001	926,563
Wabtec Corp.	5,991	946,877
		3,866,522
Construction Materials–0.38%
Martin Marietta Materials, Inc.	1,695	918,351
Vulcan Materials Co.	3,802	945,481
		1,863,832
Shares		Value
Consumer Electronics–0.20%
Garmin Ltd.	6,021	$980,941
Consumer Finance–0.84%
American Express Co.	4,272	989,182
Capital One Financial Corp.	7,185	994,763
Discover Financial Services	7,873	1,029,867
Synchrony Financial(b)	23,040	1,087,258
		4,101,070
Consumer Staples Merchandise Retail–1.01%
Costco Wholesale Corp.(b)	1,123	954,539
Dollar General Corp.	7,635	1,009,576
Dollar Tree, Inc.(c)	9,059	967,229
Target Corp.	6,805	1,007,412
Walmart, Inc.	14,332	970,420
		4,909,176
Copper–0.20%
Freeport-McMoRan, Inc.	19,965	970,299
Data Center REITs–0.40%
Digital Realty Trust, Inc.(b)	6,407	974,184
Equinix, Inc.	1,254	948,777
		1,922,961
Data Processing & Outsourced Services–0.20%
Broadridge Financial Solutions, Inc.(b)	4,922	969,634
Distillers & Vintners–0.40%
Brown-Forman Corp., Class B(b)	22,000	950,180
Constellation Brands, Inc., Class A	3,788	974,577
		1,924,757
Distributors–0.58%
Genuine Parts Co.	7,027	971,975
LKQ Corp.	23,841	991,547
Pool Corp.	2,814	864,826
		2,828,348
Diversified Banks–1.64%
Bank of America Corp.	24,479	973,530
Citigroup, Inc.	16,190	1,027,417
Fifth Third Bancorp(b)	27,272	995,155
JPMorgan Chase & Co.	4,957	1,002,603
KeyCorp(b)	71,898	1,021,671
PNC Financial Services Group, Inc. (The)	6,357	988,386
U.S. Bancorp	24,737	982,059
Wells Fargo & Co.	16,735	993,892
		7,984,713
Diversified Support Services–0.40%
Cintas Corp.	1,381	967,059
Copart, Inc.(c)	18,051	977,642
		1,944,701
Drug Retail–0.15%
Walgreens Boots Alliance, Inc.(b)	61,771	747,120
Electric Utilities–3.31%
Alliant Energy Corp.	19,272	980,945
American Electric Power Co., Inc.	10,916	957,770
Constellation Energy Corp.	4,470	895,207
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–(continued)
Duke Energy Corp.	9,384	$940,558
Edison International	13,120	942,147
Entergy Corp.	8,975	960,325
Evergy, Inc.(b)	18,212	964,690
Eversource Energy	16,278	923,125
Exelon Corp.	27,027	935,404
FirstEnergy Corp.(b)	24,776	948,178
NextEra Energy, Inc.	13,147	930,939
NRG Energy, Inc.	12,214	950,982
PG&E Corp.	52,633	918,972
Pinnacle West Capital Corp.(b)	12,558	959,180
PPL Corp.	34,207	945,824
Southern Co. (The)	12,212	947,285
Xcel Energy, Inc.	17,864	954,116
		16,055,647
Electrical Components & Equipment–1.20%
AMETEK, Inc.(b)	5,751	958,749
Eaton Corp. PLC	3,011	944,099
Emerson Electric Co.	9,023	993,974
Generac Holdings, Inc.(c)	7,117	941,010
Hubbell, Inc.(b)	2,563	936,725
Rockwell Automation, Inc.(b)	3,775	1,039,182
		5,813,739
Electronic Components–0.40%
Amphenol Corp., Class A(b)	14,071	947,963
Corning, Inc.(b)	25,786	1,001,786
		1,949,749
Electronic Equipment & Instruments–0.80%
Keysight Technologies, Inc.(c)	7,064	966,002
Teledyne Technologies, Inc.(b)(c)	2,465	956,371
Trimble, Inc.(c)	17,525	979,998
Zebra Technologies Corp., Class A(c)	3,188	984,869
		3,887,240
Electronic Manufacturing Services–0.38%
Jabil, Inc.	8,039	874,563
TE Connectivity Ltd.	6,519	980,653
		1,855,216
Environmental & Facilities Services–0.80%
Republic Services, Inc.	5,092	989,579
Rollins, Inc.	19,806	966,335
Veralto Corp.	9,534	910,211
Waste Management, Inc.	4,716	1,006,111
		3,872,236
Fertilizers & Agricultural Chemicals–0.83%
CF Industries Holdings, Inc.	13,112	971,862
Corteva, Inc.(b)	18,768	1,012,346
FMC Corp.(b)	17,531	1,008,909
Mosaic Co. (The)	35,367	1,022,106
		4,015,223
Financial Exchanges & Data–1.81%
Cboe Global Markets, Inc.	5,731	974,614
CME Group, Inc., Class A	4,872	957,835
FactSet Research Systems, Inc.(b)	2,390	975,765
Intercontinental Exchange, Inc.	7,081	969,318
Shares		Value
Financial Exchanges & Data–(continued)
MarketAxess Holdings, Inc.	4,797	$961,943
Moody’s Corp.	2,354	990,869
MSCI, Inc.	1,999	963,018
Nasdaq, Inc.	16,392	987,782
S&P Global, Inc.	2,211	986,106
		8,767,250
Food Distributors–0.20%
Sysco Corp.	13,588	970,047
Food Retail–0.20%
Kroger Co. (The)(b)	19,066	951,965
Footwear–0.35%
Deckers Outdoor Corp.(c)	939	908,905
NIKE, Inc., Class B	10,285	775,181
		1,684,086
Gas Utilities–0.20%
Atmos Energy Corp.	8,269	964,579
Gold–0.20%
Newmont Corp.	23,532	985,285
Health Care Distributors–0.77%
Cardinal Health, Inc.	9,586	942,495
Cencora, Inc.	4,130	930,489
Henry Schein, Inc.(b)(c)	14,598	935,732
McKesson Corp.	1,628	950,817
		3,759,533
Health Care Equipment–3.36%
Abbott Laboratories	9,264	962,622
Baxter International, Inc.(b)	28,436	951,184
Becton, Dickinson and Co.	4,110	960,548
Boston Scientific Corp.(c)	12,513	963,626
DexCom, Inc.(b)(c)	8,283	939,127
Edwards Lifesciences Corp.(b)(c)	11,005	1,016,532
GE HealthCare Technologies, Inc.(b)	12,558	978,519
Hologic, Inc.(c)	13,380	993,465
IDEXX Laboratories, Inc.(c)	1,906	928,603
Insulet Corp.(c)	4,792	967,026
Intuitive Surgical, Inc.(c)	2,256	1,003,582
Medtronic PLC	11,854	933,028
ResMed, Inc.(b)	4,537	868,473
STERIS PLC	4,399	965,756
Stryker Corp.	2,784	947,256
Teleflex, Inc.	4,611	969,832
Zimmer Biomet Holdings, Inc.	8,961	972,537
		16,321,716
Health Care Facilities–0.38%
HCA Healthcare, Inc.	2,846	914,363
Universal Health Services, Inc., Class B	5,113	945,547
		1,859,910
Health Care REITs–0.80%
Alexandria Real Estate Equities, Inc.(b)	8,258	965,938
Healthpeak Properties, Inc.	48,883	958,107
Ventas, Inc.	19,172	982,757
Welltower, Inc.(b)	9,232	962,436
		3,869,238
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Health Care Services–0.98%
Cigna Group (The)	2,882	$952,703
CVS Health Corp.(b)	15,951	942,066
DaVita, Inc.(b)(c)	6,805	942,969
Labcorp Holdings, Inc.(b)	4,805	977,865
Quest Diagnostics, Inc.	6,968	953,780
		4,769,383
Health Care Supplies–0.56%
Align Technology, Inc.(b)(c)	3,751	905,604
Cooper Cos., Inc. (The)	10,276	897,095
Solventum Corp.(c)	17,605	930,952
		2,733,651
Heavy Electrical Equipment–0.20%
GE Vernova, Inc.(c)	5,644	968,002
Home Furnishings–0.20%
Mohawk Industries, Inc.(c)	8,574	973,921
Home Improvement Retail–0.39%
Home Depot, Inc. (The)	2,769	953,201
Lowe’s Cos., Inc.	4,301	948,198
		1,901,399
Homebuilding–0.78%
D.R. Horton, Inc.	6,727	948,036
Lennar Corp., Class A	6,193	928,145
NVR, Inc.(c)	127	963,747
PulteGroup, Inc.	8,419	926,932
		3,766,860
Hotel & Resort REITs–0.20%
Host Hotels & Resorts, Inc.(b)	53,903	969,176
Hotels, Resorts & Cruise Lines–1.69%
Airbnb, Inc., Class A(c)	6,580	997,726
Booking Holdings, Inc.	249	986,414
Carnival Corp.(c)	62,618	1,172,209
Expedia Group, Inc.(c)	7,708	971,131
Hilton Worldwide Holdings, Inc.	4,567	996,519
Marriott International, Inc., Class A	4,012	969,981
Norwegian Cruise Line Holdings Ltd.(b)(c)	58,004	1,089,895
Royal Caribbean Cruises Ltd.(c)	6,468	1,031,193
		8,215,068
Household Products–0.99%
Church & Dwight Co., Inc.	8,919	924,722
Clorox Co. (The)	7,185	980,537
Colgate-Palmolive Co.	10,152	985,150
Kimberly-Clark Corp.	6,886	951,645
Procter & Gamble Co. (The)	5,759	949,774
		4,791,828
Human Resource & Employment Services–0.78%
Automatic Data Processing, Inc.	3,958	944,735
Dayforce, Inc.(b)(c)	19,024	943,590
Paychex, Inc.	7,874	933,542
Paycom Software, Inc.	6,727	962,230
		3,784,097
Independent Power Producers & Energy Traders–0.37%
AES Corp. (The)(b)	49,667	872,649
Shares		Value
Independent Power Producers & Energy Traders–(continued)
Vistra Corp.	10,967	$942,943
		1,815,592
Industrial Conglomerates–0.40%
3M Co.	9,520	972,849
Honeywell International, Inc.	4,606	983,565
		1,956,414
Industrial Gases–0.38%
Air Products and Chemicals, Inc.	3,490	900,595
Linde PLC	2,198	964,504
		1,865,099
Industrial Machinery & Supplies & Components–2.37%
Dover Corp.	5,418	977,678
Fortive Corp.	13,207	978,639
IDEX Corp.	4,845	974,814
Illinois Tool Works, Inc.	4,084	967,745
Ingersoll Rand, Inc.(b)	10,502	954,002
Nordson Corp.(b)	4,200	974,148
Otis Worldwide Corp.	9,890	952,011
Parker-Hannifin Corp.	1,909	965,591
Pentair PLC	12,421	952,318
Snap-on, Inc.(b)	3,662	957,210
Stanley Black & Decker, Inc.	11,497	918,495
Xylem, Inc.	6,960	943,985
		11,516,636
Industrial REITs–0.20%
Prologis, Inc.	8,554	960,700
Insurance Brokers–0.99%
Aon PLC, Class A	3,252	954,722
Arthur J. Gallagher & Co.(b)	3,720	964,633
Brown & Brown, Inc.(b)	10,664	953,468
Marsh & McLennan Cos., Inc.	4,598	968,891
Willis Towers Watson PLC	3,762	986,171
		4,827,885
Integrated Oil & Gas–0.62%
Chevron Corp.(b)	6,296	984,820
Exxon Mobil Corp.	8,803	1,013,401
Occidental Petroleum Corp.	16,051	1,011,695
		3,009,916
Integrated Telecommunication Services–0.42%
AT&T, Inc.(b)	54,453	1,040,597
Verizon Communications, Inc.	24,214	998,585
		2,039,182
Interactive Home Entertainment–0.40%
Electronic Arts, Inc.(b)	7,064	984,227
Take-Two Interactive Software, Inc.(c)	6,043	939,626
		1,923,853
Interactive Media & Services–0.59%
Alphabet, Inc., Class A	2,953	537,889
Alphabet, Inc., Class C	2,457	450,663
Match Group, Inc.(c)	30,446	924,950
Meta Platforms, Inc., Class A	1,906	961,043
		2,874,545
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Internet Services & Infrastructure–0.60%
Akamai Technologies, Inc.(b)(c)	10,782	$971,243
GoDaddy, Inc., Class A(c)	6,985	975,874
VeriSign, Inc.(c)	5,327	947,141
		2,894,258
Investment Banking & Brokerage–0.81%
Charles Schwab Corp. (The)	13,114	966,371
Goldman Sachs Group, Inc. (The)	2,152	973,392
Morgan Stanley	10,059	977,634
Raymond James Financial, Inc.(b)	8,303	1,026,334
		3,943,731
IT Consulting & Other Services–1.04%
Accenture PLC, Class A	3,350	1,016,424
Cognizant Technology Solutions Corp., Class A	14,948	1,016,464
EPAM Systems, Inc.(c)	5,408	1,017,299
Gartner, Inc.(c)	2,223	998,260
International Business Machines Corp.	5,676	981,664
		5,030,111
Leisure Products–0.19%
Hasbro, Inc.(b)	15,619	913,712
Life & Health Insurance–1.02%
Aflac, Inc.(b)	11,037	985,714
Globe Life, Inc.	12,332	1,014,677
MetLife, Inc.	14,013	983,572
Principal Financial Group, Inc.	12,530	982,979
Prudential Financial, Inc.	8,492	995,178
		4,962,120
Life Sciences Tools & Services–2.12%
Agilent Technologies, Inc.	7,396	958,744
Bio-Rad Laboratories, Inc., Class A(c)	3,402	929,120
Bio-Techne Corp.(b)	12,660	907,089
Charles River Laboratories International, Inc.(c)	4,586	947,376
Danaher Corp.	3,768	941,435
IQVIA Holdings, Inc.(c)	4,514	954,440
Mettler-Toledo International, Inc.(c)	660	922,409
Revvity, Inc.(b)	8,841	927,067
Thermo Fisher Scientific, Inc.	1,679	928,487
Waters Corp.(b)(c)	3,257	944,921
West Pharmaceutical Services, Inc.	2,882	949,302
		10,310,390
Managed Health Care–0.99%
Centene Corp.(c)	13,936	923,957
Elevance Health, Inc.	1,796	973,180
Humana, Inc.	2,676	999,887
Molina Healthcare, Inc.(c)	3,129	930,252
UnitedHealth Group, Inc.(b)	1,933	984,400
		4,811,676
Metal, Glass & Plastic Containers–0.18%
Ball Corp.	14,552	873,411
Movies & Entertainment–0.81%
Live Nation Entertainment, Inc.(b)(c)	10,824	1,014,642
Netflix, Inc.(c)	1,435	968,453
Walt Disney Co. (The)	9,608	953,978
Shares		Value
Movies & Entertainment–(continued)
Warner Bros. Discovery, Inc.(c)	132,668	$987,050
		3,924,123
Multi-Family Residential REITs–1.21%
AvalonBay Communities, Inc.	4,757	984,176
Camden Property Trust(b)	8,891	970,097
Equity Residential	14,399	998,427
Essex Property Trust, Inc.	3,448	938,545
Mid-America Apartment Communities, Inc.(b)	6,895	983,296
UDR, Inc.(b)	23,847	981,304
		5,855,845
Multi-line Insurance–0.20%
American International Group, Inc.	13,083	971,282
Multi-Sector Holdings–0.20%
Berkshire Hathaway, Inc., Class B(c)	2,369	963,709
Multi-Utilities–1.98%
Ameren Corp.	13,699	974,136
CenterPoint Energy, Inc.(b)	31,137	964,624
CMS Energy Corp.	16,103	958,611
Consolidated Edison, Inc.	10,571	945,259
Dominion Energy, Inc.(b)	19,047	933,303
DTE Energy Co.	8,565	950,801
NiSource, Inc.	34,098	982,363
Public Service Enterprise Group, Inc.(b)	13,223	974,535
Sempra	12,644	961,703
WEC Energy Group, Inc.	12,180	955,643
		9,600,978
Office REITs–0.20%
BXP, Inc.(b)	15,583	959,290
Oil & Gas Equipment & Services–0.64%
Baker Hughes Co., Class A	30,896	1,086,612
Halliburton Co.	29,178	985,633
Schlumberger N.V.	22,338	1,053,907
		3,126,152
Oil & Gas Exploration & Production–1.84%
APA Corp.(b)	34,527	1,016,475
ConocoPhillips	8,781	1,004,371
Coterra Energy, Inc.	35,935	958,386
Devon Energy Corp.	21,083	999,334
Diamondback Energy, Inc.(b)	5,165	1,033,981
EOG Resources, Inc.	8,124	1,022,568
EQT Corp.(b)	24,416	902,904
Hess Corp.	6,696	987,794
Marathon Oil Corp.	35,185	1,008,754
		8,934,567
Oil & Gas Refining & Marketing–0.61%
Marathon Petroleum Corp.	5,648	979,815
Phillips 66	7,024	991,578
Valero Energy Corp.	6,400	1,003,264
		2,974,657
Oil & Gas Storage & Transportation–0.83%
Kinder Morgan, Inc.	49,032	974,266
ONEOK, Inc.(b)	12,298	1,002,902
Targa Resources Corp.	8,072	1,039,512
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The)	23,332	$991,610
		4,008,290
Other Specialized REITs–0.40%
Iron Mountain, Inc.(b)	10,913	978,023
VICI Properties, Inc.(b)	33,954	972,443
		1,950,466
Other Specialty Retail–0.56%
Bath & Body Works, Inc.	22,204	867,066
Tractor Supply Co.(b)	3,427	925,290
Ulta Beauty, Inc.(c)	2,457	948,083
		2,740,439
Packaged Foods & Meats–2.38%
Campbell Soup Co.(b)	21,837	986,814
Conagra Brands, Inc.	33,894	963,267
General Mills, Inc.	14,665	927,708
Hershey Co. (The)	5,137	944,335
Hormel Foods Corp.	31,515	960,892
J.M. Smucker Co. (The)	8,608	938,616
Kellanova	16,700	963,256
Kraft Heinz Co. (The)(b)	29,665	955,806
Lamb Weston Holdings, Inc.(b)	11,072	930,934
McCormick & Co., Inc.	14,169	1,005,149
Mondelez International, Inc., Class A	14,586	954,508
Tyson Foods, Inc., Class A	17,798	1,016,978
		11,548,263
Paper & Plastic Packaging Products & Materials–0.97%
Amcor PLC	96,441	943,193
Avery Dennison Corp.(b)	4,240	927,076
International Paper Co.(b)	21,399	923,367
Packaging Corp. of America(b)	5,258	959,900
WestRock Co.	19,342	972,129
		4,725,665
Passenger Airlines–0.78%
American Airlines Group, Inc.(b)(c)	85,154	964,795
Delta Air Lines, Inc.	19,716	935,327
Southwest Airlines Co.(b)	33,846	968,334
United Airlines Holdings, Inc.(b)(c)	19,331	940,646
		3,809,102
Passenger Ground Transportation–0.21%
Uber Technologies, Inc.(c)	13,711	996,516
Personal Care Products–0.38%
Estee Lauder Cos., Inc. (The), Class A	8,433	897,271
Kenvue, Inc.	53,157	966,394
		1,863,665
Pharmaceuticals–1.60%
Bristol-Myers Squibb Co.(b)	23,315	968,272
Catalent, Inc.(c)	17,313	973,510
Eli Lilly and Co.	1,094	990,486
Johnson & Johnson	6,600	964,656
Merck & Co., Inc.	7,417	918,225
Pfizer, Inc.	34,891	976,250
Viatris, Inc.	94,449	1,003,993
Shares		Value
Pharmaceuticals–(continued)
Zoetis, Inc.(b)	5,632	$976,363
		7,771,755
Property & Casualty Insurance–2.00%
Allstate Corp. (The)	6,116	976,481
Arch Capital Group Ltd.(c)	9,876	996,390
Assurant, Inc.	5,802	964,582
Chubb Ltd.	3,702	944,306
Cincinnati Financial Corp.	8,555	1,010,345
Hartford Financial Services Group, Inc. (The)	9,657	970,915
Loews Corp.	13,018	972,965
Progressive Corp. (The)	4,710	978,314
Travelers Cos., Inc. (The)	4,667	948,988
W.R. Berkley Corp.(b)	12,291	965,827
		9,729,113
Publishing–0.20%
News Corp., Class A	27,112	747,478
News Corp., Class B	8,179	232,202
		979,680
Rail Transportation–0.60%
CSX Corp.	29,849	998,449
Norfolk Southern Corp.	4,369	937,980
Union Pacific Corp.	4,326	978,801
		2,915,230
Real Estate Services–0.40%
CBRE Group, Inc., Class A(c)	11,054	985,022
CoStar Group, Inc.(b)(c)	12,993	963,301
		1,948,323
Regional Banks–1.06%
Citizens Financial Group, Inc.	28,193	1,015,794
Huntington Bancshares, Inc.	77,652	1,023,454
M&T Bank Corp.	6,756	1,022,588
Regions Financial Corp.	51,504	1,032,140
Truist Financial Corp.(b)	27,126	1,053,845
		5,147,821
Reinsurance–0.21%
Everest Group Ltd.	2,613	995,605
Research & Consulting Services–0.80%
Equifax, Inc.	3,975	963,779
Jacobs Solutions, Inc.	6,951	971,124
Leidos Holdings, Inc.	6,684	975,062
Verisk Analytics, Inc.	3,633	979,275
		3,889,240
Restaurants–1.17%
Chipotle Mexican Grill, Inc.(c)	14,700	920,955
Darden Restaurants, Inc.(b)	6,456	976,922
Domino’s Pizza, Inc.(b)	1,843	951,596
McDonald’s Corp.(b)	3,787	965,079
Starbucks Corp.	12,060	938,871
Yum! Brands, Inc.(b)	7,022	930,134
		5,683,557
Retail REITs–1.00%
Federal Realty Investment Trust(b)	9,492	958,407
Kimco Realty Corp.(b)	51,229	996,916
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Retail REITs–(continued)
Realty Income Corp.(b)	17,997	$950,602
Regency Centers Corp.	15,550	967,210
Simon Property Group, Inc.(b)	6,454	979,717
		4,852,852
Self-Storage REITs–0.40%
Extra Space Storage, Inc.(b)	6,135	953,440
Public Storage(b)	3,392	975,709
		1,929,149
Semiconductor Materials & Equipment–0.96%
Applied Materials, Inc.	4,052	956,232
Enphase Energy, Inc.(b)(c)	7,708	768,565
KLA Corp.	1,165	960,554
Lam Research Corp.	927	987,116
Teradyne, Inc.(b)	6,622	981,976
		4,654,443
Semiconductors–2.89%
Advanced Micro Devices, Inc.(c)	6,017	976,018
Analog Devices, Inc.	4,155	948,420
Broadcom, Inc.	553	887,858
First Solar, Inc.(c)	3,510	791,365
Intel Corp.	31,546	976,980
Microchip Technology, Inc.	10,515	962,123
Micron Technology, Inc.	6,795	893,746
Monolithic Power Systems, Inc.	1,192	979,443
NVIDIA Corp.	7,284	899,865
NXP Semiconductors N.V. (China)	3,572	961,189
ON Semiconductor Corp.(c)	13,346	914,868
Qorvo, Inc.(c)	8,547	991,794
QUALCOMM, Inc.	4,461	888,542
Skyworks Solutions, Inc.(b)	9,204	980,962
Texas Instruments, Inc.	4,953	963,507
		14,016,680
Single-Family Residential REITs–0.20%
Invitation Homes, Inc.	27,057	971,076
Soft Drinks & Non-alcoholic Beverages–0.80%
Coca-Cola Co. (The)	15,356	977,409
Keurig Dr Pepper, Inc.	28,218	942,481
Monster Beverage Corp.(c)	19,999	998,950
PepsiCo, Inc.	5,864	967,150
		3,885,990
Specialty Chemicals–1.56%
Albemarle Corp.(b)	9,279	886,330
Celanese Corp.(b)	6,891	929,527
DuPont de Nemours, Inc.	12,059	970,629
Eastman Chemical Co.	9,653	945,705
Ecolab, Inc.	4,001	952,238
International Flavors & Fragrances, Inc.	10,161	967,429
PPG Industries, Inc.	7,543	949,588
Sherwin-Williams Co. (The)	3,235	965,421
		7,566,867
Steel–0.41%
Nucor Corp.	6,210	981,677
Steel Dynamics, Inc.	7,958	1,030,561
		2,012,238
Shares		Value
Systems Software–1.42%
CrowdStrike Holdings, Inc., Class A(c)	2,491	$954,526
Fortinet, Inc.(c)	15,804	952,507
Gen Digital, Inc.(b)	39,383	983,787
Microsoft Corp.	2,170	969,882
Oracle Corp.(b)	6,954	981,905
Palo Alto Networks, Inc.(c)	3,027	1,026,183
ServiceNow, Inc.(c)	1,318	1,036,831
		6,905,621
Technology Distributors–0.20%
CDW Corp.	4,303	963,184
Technology Hardware, Storage & Peripherals–1.37%
Apple, Inc.(e)	4,520	952,002
Hewlett Packard Enterprise Co.	44,469	941,409
HP, Inc.	27,049	947,256
NetApp, Inc.(b)	7,612	980,426
Seagate Technology Holdings PLC	9,248	955,041
Super Micro Computer, Inc.(c)	1,138	932,420
Western Digital Corp.(c)	12,295	931,592
		6,640,146
Telecom Tower REITs–0.59%
American Tower Corp.(b)	4,875	947,603
Crown Castle, Inc.	9,693	947,006
SBA Communications Corp., Class A	4,901	962,066
		2,856,675
Timber REITs–0.19%
Weyerhaeuser Co.	33,123	940,362
Tobacco–0.40%
Altria Group, Inc.(b)	21,674	987,251
Philip Morris International, Inc.	9,398	952,299
		1,939,550
Trading Companies & Distributors–0.60%
Fastenal Co.(b)	15,234	957,305
United Rentals, Inc.(b)	1,559	1,008,252
W.W. Grainger, Inc.	1,060	956,374
		2,921,931
Transaction & Payment Processing Services–1.59%
Corpay, Inc.(b)(c)	3,847	1,024,879
Fidelity National Information Services, Inc.(b)	12,545	945,391
Fiserv, Inc.(c)	6,449	961,159
Global Payments, Inc.	10,201	986,437
Jack Henry & Associates, Inc.(b)	5,945	986,989
Mastercard, Inc., Class A	2,160	952,906
PayPal Holdings, Inc.(c)	15,842	919,311
Visa, Inc., Class A(b)	3,548	931,243
		7,708,315
Water Utilities–0.20%
American Water Works Co., Inc.(b)	7,428	959,401
Wireless Telecommunication Services–0.20%
T-Mobile US, Inc.(b)	5,457	961,414
Total Common Stocks & Other Equity Interests (Cost $270,384,700)		483,858,760
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Money Market Funds–0.35%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(f)	593,979	$593,979
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)(f)	424,044	424,172
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(f)	678,833	678,833
Total Money Market Funds (Cost $1,696,984)		1,696,984
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $272,081,684)		485,555,744
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–19.78%
Invesco Private Government Fund, 5.31%(d)(f)(g)	26,795,890	$26,795,890
Invesco Private Prime Fund, 5.48%(d)(f)(g)	69,265,801	69,286,580
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $96,082,470)		96,082,470
TOTAL INVESTMENTS IN SECURITIES–119.78% (Cost $368,164,154)		581,638,214
OTHER ASSETS LESS LIABILITIES—(19.78)%		(96,069,409)
NET ASSETS–100.00%		$485,568,805
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at June 30, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Invesco Ltd.	$1,021,072	$144,259	$(10,966)	$(162,777)	$(4,662)	$986,926	$24,014
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	5,003,261	6,222,695	(10,631,977)	-	-	593,979	50,197
Invesco Liquid Assets Portfolio, Institutional Class	3,574,047	4,444,782	(7,594,004)	(492)	(161)	424,172	37,196
Invesco Treasury Portfolio, Institutional Class	5,718,013	7,111,650	(12,150,830)	-	-	678,833	57,242
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,384,697	206,258,057	(215,846,864)	-	-	26,795,890	903,232*
Invesco Private Prime Fund	98,559,389	452,354,642	(481,584,228)	(18,466)	(24,757)	69,286,580	2,386,473*
Total	$150,260,479	$676,536,085	$(727,818,869)	$(181,735)	$(29,580)	$98,766,380	$3,458,354

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(f)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-mini S&P 500 Equal Weights Index	15	September-2024	$2,017,050	$(11,450)	$(11,450)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco V.I. Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $269,476,325)*	$482,871,834
Investments in affiliates, at value (Cost $98,687,829)	98,766,380
Receivable for:
Fund shares sold	73,615
Dividends	560,587
Investment for trustee deferred compensation and retirement plans	57,642
Other assets	3,721
Total assets	582,333,779
Liabilities:
Other investments:
Variation margin payable — futures contracts	4,500
Payable for:
Fund shares reacquired	283,350
Amount due custodian	987
Collateral upon return of securities loaned	96,082,470
Accrued fees to affiliates	281,322
Accrued other operating expenses	48,354
Trustee deferred compensation and retirement plans	63,991
Total liabilities	96,764,974
Net assets applicable to shares outstanding	$485,568,805
Net assets consist of:
Shares of beneficial interest	$240,997,564
Distributable earnings	244,571,241
$485,568,805
Net Assets:
Series I	$65,126,857
Series II	$420,441,948
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	2,366,428
Series II	15,929,889
Series I:
Net asset value per share	$27.52
Series II:
Net asset value per share	$26.39

*	At June 30, 2024, securities with an aggregate value of $94,228,741 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $1,177)	$4,545,408
Dividends from affiliates (includes net securities lending income of $78,490)	247,139
Total investment income	4,792,547
Expenses:
Advisory fees	287,999
Administrative services fees	394,035
Custodian fees	11,390
Distribution fees - Series II	520,103
Transfer agent fees	11,029
Trustees’ and officers’ fees and benefits	14,713
Licensing fees	44,765
Reports to shareholders	21,427
Professional services fees	23,733
Other	1,833
Total expenses	1,331,027
Less: Fees waived	(3,293)
Net expenses	1,327,734
Net investment income	3,464,813
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	14,133,930
Affiliated investment securities	(29,580)
Futures contracts	857,752
14,962,102
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	4,664,883
Affiliated investment securities	(181,735)
Futures contracts	(188,305)
4,294,843
Net realized and unrealized gain	19,256,945
Net increase in net assets resulting from operations	$22,721,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco V.I. Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$3,464,813	$7,036,427
Net realized gain	14,962,102	10,857,479
Change in net unrealized appreciation	4,294,843	40,067,216
Net increase in net assets resulting from operations	22,721,758	57,961,122
Distributions to shareholders from distributable earnings:
Series I	—	(4,990,842)
Series II	—	(34,229,986)
Total distributions from distributable earnings	—	(39,220,828)
Share transactions–net:
Series I	2,215,017	(1,977,033)
Series II	(11,488,868)	8,415,276
Net increase (decrease) in net assets resulting from share transactions	(9,273,851)	6,438,243
Net increase in net assets	13,447,907	25,178,537
Net assets:
Beginning of period	472,120,898	446,942,361
End of period	$485,568,805	$472,120,898
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco V.I. Equally-Weighted S&P 500 Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$26.22	$0.22	$1.08	$1.30	$—	$—	$—	$27.52	4.96%	$65,127	0.34%(d)	0.34%(d)	1.66%(d)	12%
Year ended 12/31/23	25.47	0.46	2.63	3.09	(0.37)	(1.97)	(2.34)	26.22	13.71	59,792	0.34	0.34	1.76	20
Year ended 12/31/22	30.96	0.42	(4.13)	(3.71)	(0.28)	(1.50)	(1.78)	25.47	(11.81)	59,253	0.32	0.32	1.56	32
Year ended 12/31/21	24.24	0.31	6.75	7.06	(0.34)	—	(0.34)	30.96	29.17	36,788	0.35	0.35	1.10	23
Year ended 12/31/20	22.14	0.41	2.33	2.74	(0.31)	(0.33)	(0.64)	24.24	12.74(e)	30,438	0.33	0.33	2.00	34
Year ended 12/31/19	17.80	0.34	4.73	5.07	(0.35)	(0.38)	(0.73)	22.14	28.79	31,327	0.35	0.35	1.71	39
Series II
Six months ended 06/30/24	25.18	0.18	1.03	1.21	—	—	—	26.39	4.81	420,442	0.59(d)	0.59(d)	1.41(d)	12
Year ended 12/31/23	24.54	0.38	2.54	2.92	(0.31)	(1.97)	(2.28)	25.18	13.48	412,329	0.59	0.59	1.51	20
Year ended 12/31/22	29.92	0.35	(4.01)	(3.66)	(0.22)	(1.50)	(1.72)	24.54	(12.06)	387,689	0.57	0.57	1.31	32
Year ended 12/31/21	23.45	0.24	6.52	6.76	(0.29)	—	(0.29)	29.92	28.88	394,782	0.60	0.60	0.85	23
Year ended 12/31/20	21.46	0.35	2.24	2.59	(0.27)	(0.33)	(0.60)	23.45	12.41(e)	293,602	0.58	0.58	1.75	34
Year ended 12/31/19	17.29	0.29	4.57	4.86	(0.31)	(0.38)	(0.69)	21.46	28.46	248,057	0.60	0.60	1.46	39

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2022, the portfolio turnover calculation excludes the value of securities purchased of $20,974,156 and sold of $41,844,757 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. S&P 500 Index Fund into the Fund.
(d)	Annualized.
(e)	Amount includes the effect of the Adviser pay-in for an economic loss as a result of delay in rebalancing to the index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been 11.35% and 10.98% for Series I and Series II shares, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Equally-Weighted S& P 500 Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
13	Invesco V.I. Equally-Weighted S&P 500 Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
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compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $7,953 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.	Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.120%
Over $2 billion	0.100%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.12%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $3,293.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $34,103 for accounting and fund administrative services and was reimbursed $359,932 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2024, the Fund incurred $6,208 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
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Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$483,858,760	$—	$—	$483,858,760
Money Market Funds	1,696,984	96,082,470	—	97,779,454
Total Investments in Securities	485,555,744	96,082,470	—	581,638,214
Other Investments - Liabilities*
Futures Contracts	(11,450)	—	—	(11,450)
Total Investments	$485,544,294	$96,082,470	$—	$581,626,764

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2024:
Value
Derivative Liabilities	Equity Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(11,450)
Derivatives not subject to master netting agreements	11,450
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$857,752
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(188,305)
Total	$669,447
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The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$4,851,830
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $65,352,879 and $57,673,830, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$216,187,160
Aggregate unrealized (depreciation) of investments	(8,646,680)
Net unrealized appreciation of investments	$207,540,480
Cost of investments for tax purposes is $374,086,284.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	277,481	$7,385,686	97,371	$2,534,224
Series II	463,343	12,071,702	1,206,263	30,397,430
Issued as reinvestment of dividends:
Series I	-	-	222,874	4,990,022
Series II	-	-	1,591,334	34,229,531
Reacquired:
Series I	(191,636)	(5,170,669)	(366,279)	(9,501,279)
Series II	(911,910)	(23,560,570)	(2,214,542)	(56,211,685)
Net increase (decrease) in share activity	(362,722)	$(9,273,851)	537,021	$6,438,243

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
17	Invesco V.I. Equally-Weighted S&P 500 Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Equally-Weighted S&P 500 Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior
Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board noted a delay in rebalancing to the Fund’s underlying index that occurred in 2020, and considered information regarding steps Invesco Advisers took to remediate the impact of that delay, including making a pay-in to the Fund and enhancing compliance controls. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts
Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Capital Management LLC currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P 500® Equal Weight Index (Index). The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was
18	Invesco V.I. Equally-Weighted S&P 500 Fund

reasonably comparable to the performance of the Index for the one, three and five year periods. The Board considered that the Fund seeks to track the investment results of the Index, and that the Fund’s performance will typically lag the Index due to the fees associated with the Fund. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group includes funds that are actively managed or may track a different index than the Fund. The Board noted that the Fund is passively managed and discussed reasons for differences in the Fund’s performance versus its peers. The Board considered that because the Fund seeks to track an equally weighted index, the Fund is tilted towards smaller-capitalization names, which resulted in certain momentum stocks being underrepresented in the Fund’s portfolio relative to peers that are actively managed or track a different index than the Fund, such as a market capitalization-weighted index. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates of other similarly managed third-party mutual funds and exchange-traded funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2023.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount
19	Invesco V.I. Equally-Weighted S&P 500 Fund

equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
20	Invesco V.I. Equally-Weighted S&P 500 Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
21	Invesco V.I. Equally-Weighted S&P 500 Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
22	Invesco V.I. Equally-Weighted S&P 500 Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. Equity and Income Fund

2	Schedule of Investments
26	Financial Statements
28	Financial Highlights
29	Notes to Financial Statements
36	Approval of Investment Advisory and Sub-Advisory Contracts
39	Proxy Results
40	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VK-VIEQI-NCSRS

Schedule of Investments(a)
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–63.51%
Aerospace & Defense–1.51%
RTX Corp.	129,949	$13,045,580
Textron, Inc.	84,088	7,219,796
		20,265,376
Air Freight & Logistics–0.95%
FedEx Corp.	42,472	12,734,805
Apparel Retail–0.48%
TJX Cos., Inc. (The)	58,503	6,441,180
Application Software–0.70%
Salesforce, Inc.	36,852	9,474,649
Asset Management & Custody Banks–0.76%
KKR & Co., Inc., Class A	96,537	10,159,554
Automobile Manufacturers–0.78%
General Motors Co.	224,504	10,430,456
Broadline Retail–1.74%
Amazon.com, Inc.(b)	120,826	23,349,625
Building Products–1.24%
Johnson Controls International PLC	251,209	16,697,862
Cable & Satellite–0.43%
Comcast Corp., Class A	148,504	5,815,417
Cargo Ground Transportation–0.55%
J.B. Hunt Transport Services, Inc.	46,508	7,441,280
Casinos & Gaming–0.54%
Las Vegas Sands Corp.	164,449	7,276,868
Communications Equipment–0.64%
Cisco Systems, Inc.	182,618	8,676,181
Consumer Finance–0.65%
American Express Co.	37,744	8,739,623
Distributors–0.58%
Genuine Parts Co.	56,888	7,868,748
Diversified Banks–5.42%
Bank of America Corp.	726,865	28,907,421
PNC Financial Services Group, Inc. (The)	81,953	12,742,053
Wells Fargo & Co.	526,477	31,267,469
		72,916,943
Electric Utilities–1.96%
American Electric Power Co., Inc.	105,818	9,284,471
FirstEnergy Corp.	183,439	7,020,211
PPL Corp.	366,641	10,137,624
		26,442,306
Electrical Components & Equipment–0.73%
Emerson Electric Co.	88,579	9,757,863
Shares		Value
Electronic Equipment & Instruments–0.68%
Zebra Technologies Corp., Class A(b)	29,825	$9,213,837
Electronic Manufacturing Services–0.56%
TE Connectivity Ltd.	50,424	7,585,282
Fertilizers & Agricultural Chemicals–0.47%
Corteva, Inc.	117,203	6,321,930
Food Distributors–1.57%
Sysco Corp.	168,465	12,026,716
US Foods Holding Corp.(b)	170,851	9,051,686
		21,078,402
Gold–0.43%
Barrick Gold Corp. (Canada)	344,559	5,747,244
Health Care Equipment–1.38%
GE HealthCare Technologies, Inc.	74,789	5,827,559
Medtronic PLC	162,672	12,803,913
		18,631,472
Health Care Services–0.96%
Cigna Group (The)	20,232	6,688,092
CVS Health Corp.	105,827	6,250,143
		12,938,235
Industrial Machinery & Supplies & Components–1.74%
Parker-Hannifin Corp.	33,970	17,182,365
Stanley Black & Decker, Inc.(c)	77,857	6,219,996
		23,402,361
Insurance Brokers–1.06%
Willis Towers Watson PLC	54,555	14,301,048
Integrated Oil & Gas–4.14%
Chevron Corp.	87,618	13,705,208
Exxon Mobil Corp.	197,264	22,709,032
Shell PLC (United Kingdom)	251,772	9,030,548
Suncor Energy, Inc. (Canada)	270,594	10,315,030
		55,759,818
Interactive Media & Services–2.99%
Alphabet, Inc., Class A	145,191	26,446,541
Meta Platforms, Inc., Class A	27,487	13,859,495
		40,306,036
Investment Banking & Brokerage–2.02%
Charles Schwab Corp. (The)	183,525	13,523,957
Goldman Sachs Group, Inc. (The)	30,202	13,660,969
		27,184,926
IT Consulting & Other Services–0.64%
Cognizant Technology Solutions Corp., Class A	127,562	8,674,216
Managed Health Care–1.86%
Centene Corp.(b)	100,524	6,664,741
Elevance Health, Inc.	12,779	6,924,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. Equity and Income Fund

Shares		Value
Managed Health Care–(continued)
Humana, Inc.	28,071	$10,488,729
UnitedHealth Group, Inc.	1,858	946,205
		25,024,104
Movies & Entertainment–0.83%
Walt Disney Co. (The)	113,082	11,227,912
Multi-line Insurance–1.06%
American International Group, Inc.	191,460	14,213,990
Oil & Gas Exploration & Production–1.15%
ConocoPhillips	135,264	15,471,496
Oil & Gas Refining & Marketing–0.47%
Phillips 66	44,833	6,329,075
Packaged Foods & Meats–0.67%
Kraft Heinz Co. (The)	279,037	8,990,572
Pharmaceuticals–4.47%
Bristol-Myers Squibb Co.	201,863	8,383,370
GSK PLC	309,114	5,945,564
Johnson & Johnson	110,763	16,189,120
Merck & Co., Inc.	88,362	10,939,216
Pfizer, Inc.	235,837	6,598,719
Sanofi S.A.	125,561	12,109,496
		60,165,485
Property & Casualty Insurance–0.62%
Allstate Corp. (The)	52,366	8,360,756
Rail Transportation–1.55%
CSX Corp.	315,074	10,539,225
Norfolk Southern Corp.	48,372	10,384,985
		20,924,210
Real Estate Services–1.23%
CBRE Group, Inc., Class A(b)	186,095	16,582,925
Regional Banks–0.96%
Citizens Financial Group, Inc.	358,134	12,903,568
Semiconductor Materials & Equipment–0.59%
Lam Research Corp.	7,444	7,926,743
Semiconductors–2.78%
Intel Corp.	259,556	8,038,449
Microchip Technology, Inc.	60,605	5,545,358
Micron Technology, Inc.	104,549	13,751,330
NXP Semiconductors N.V. (China)	37,254	10,024,679
		37,359,816
Specialty Chemicals–1.22%
DuPont de Nemours, Inc.	115,730	9,315,107
PPG Industries, Inc.	56,130	7,066,206
		16,381,313
Systems Software–1.16%
Oracle Corp.	110,265	15,569,418
Tobacco–1.19%
Philip Morris International, Inc.	157,988	16,008,924
Shares		Value
Trading Companies & Distributors–0.93%
Ferguson PLC	64,865	$12,561,107
Transaction & Payment Processing Services–1.61%
Fidelity National Information Services, Inc.	103,254	7,781,221
Fiserv, Inc.(b)	93,389	13,918,697
		21,699,918
Wireless Telecommunication Services–0.86%
T-Mobile US, Inc.	65,687	11,572,736
Total Common Stocks & Other Equity Interests (Cost $622,562,417)		854,907,611
Principal Amount
U.S. Dollar Denominated Bonds & Notes–21.26%
Advertising–0.04%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$550,000	532,322
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	4,000	3,978
		536,300
Aerospace & Defense–0.45%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(d)	3,000	2,927
BAE Systems PLC (United Kingdom),
5.00%, 03/26/2027(d)	311,000	308,802
5.13%, 03/26/2029(d)	200,000	199,158
5.30%, 03/26/2034(d)	200,000	198,242
5.50%, 03/26/2054(c)(d)	298,000	291,582
Boeing Co. (The), 5.81%, 05/01/2050	1,625,000	1,465,524
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	3,000	2,992
5.60%, 07/31/2053	3,000	2,978
Lockheed Martin Corp.,
3.55%, 01/15/2026	1,355,000	1,322,918
5.10%, 11/15/2027	4,000	4,029
4.50%, 02/15/2029	64,000	63,044
4.75%, 02/15/2034	11,000	10,715
4.80%, 08/15/2034	97,000	94,762
4.15%, 06/15/2053	643,000	519,253
5.90%, 11/15/2063	3,000	3,151
5.20%, 02/15/2064	525,000	496,822
Northrop Grumman Corp., 4.95%, 03/15/2053	3,000	2,701
RTX Corp.,
5.00%, 02/27/2026	3,000	2,987
5.75%, 01/15/2029	28,000	28,758
6.00%, 03/15/2031	15,000	15,631
5.15%, 02/27/2033	18,000	17,821
6.10%, 03/15/2034	37,000	38,966
4.45%, 11/16/2038	308,000	272,145
6.40%, 03/15/2054	580,000	632,845
		5,998,753
Agricultural & Farm Machinery–0.01%
AGCO Corp.,
5.45%, 03/21/2027	26,000	26,070
5.80%, 03/21/2034	66,000	65,779
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. Equity and Income Fund

Principal Amount		Value
Agricultural & Farm Machinery–(continued)
Cargill, Inc.,
4.88%, 10/10/2025(d)	$3,000	$2,988
4.75%, 04/24/2033(d)	3,000	2,922
CNH Industrial Capital LLC, 5.45%, 10/14/2025	3,000	2,999
John Deere Capital Corp.,
4.55%, 10/11/2024	7,000	6,989
4.70%, 06/10/2030	25,000	24,765
		132,512
Agricultural Products & Services–0.02%
Ingredion, Inc., 6.63%, 04/15/2037	232,000	253,442
Air Freight & Logistics–0.04%
FedEx Corp., 4.90%, 01/15/2034(c)	402,000	391,695
United Parcel Service, Inc., 3.40%, 11/15/2046	240,000	177,911
		569,606
Alternative Carriers–0.41%
Liberty Latin America Ltd. (Puerto Rico), Conv., 2.00%, 07/15/2024	2,743,000	2,731,274
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(d)	1,583,000	1,439,503
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	1,560,000	1,287,099
		5,457,876
Apparel, Accessories & Luxury Goods–0.00%
Tapestry, Inc., 7.05%, 11/27/2025	39,000	39,665
Application Software–0.66%
Constellation Software, Inc. (Canada), 5.46%, 02/16/2034(d)	49,000	49,036
Dropbox, Inc., Conv., 0.00%, 03/01/2026(e)	5,339,000	4,997,304
Envestnet, Inc., Conv., 2.63%, 12/01/2027	2,188,000	2,355,382
Intuit, Inc.,
5.20%, 09/15/2033	31,000	31,141
5.50%, 09/15/2053	21,000	21,115
Salesforce, Inc., 2.70%, 07/15/2041	1,413,000	989,555
Workday, Inc.,
3.50%, 04/01/2027	528,000	505,245
3.70%, 04/01/2029	3,000	2,815
		8,951,593
Asset Management & Custody Banks–0.30%
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	52,000	53,269
4.50%, 05/13/2032	3,000	2,894
5.15%, 05/15/2033	20,000	20,043
Ares Capital Corp., 5.88%, 03/01/2029	49,000	48,312
Principal Amount		Value
Asset Management & Custody Banks–(continued)
Bank of New York Mellon Corp. (The),
4.41%, 07/24/2026(f)	$5,000	$4,945
4.54%, 02/01/2029(f)	9,000	8,826
4.98%, 03/14/2030(f)	35,000	34,798
5.83%, 10/25/2033(f)	5,000	5,179
4.71%, 02/01/2034(f)	5,000	4,785
5.19%, 03/14/2035(f)	26,000	25,674
Series J, 4.97%, 04/26/2034(f)	12,000	11,712
Series I, 3.75%(f)(g)	5,000	4,626
BlackRock, Inc., 4.75%, 05/25/2033	1,362,000	1,336,222
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	89,000	80,400
Brookfield Corp. (Canada), 4.00%, 01/15/2025	448,000	443,662
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	372,000	336,060
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(c)(d)	1,364,000	1,311,206
Northern Trust Corp., 6.13%, 11/02/2032	3,000	3,152
State Street Corp.,
4.99%, 03/18/2027	200,000	199,808
5.68%, 11/21/2029(f)	86,000	88,023
4.82%, 01/26/2034(f)	3,000	2,900
6.12%, 11/21/2034(f)	47,000	48,839
		4,075,335
Automobile Manufacturers–0.39%
American Honda Finance Corp.,
4.95%, 01/09/2026	207,000	205,969
4.70%, 01/12/2028	7,000	6,935
4.60%, 04/17/2030	3,000	2,942
4.90%, 01/10/2034	43,000	41,744
Daimler Truck Finance North America LLC (Germany), 5.15%, 01/16/2026(d)	150,000	149,252
Ford Motor Credit Co. LLC,
6.80%, 11/07/2028	200,000	206,732
7.12%, 11/07/2033	204,000	215,686
General Motors Co., 6.60%, 04/01/2036	377,000	394,704
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(c)	1,138,000	998,884
Hyundai Capital America,
5.50%, 03/30/2026(d)	11,000	10,994
5.65%, 06/26/2026(d)	19,000	19,053
5.25%, 01/08/2027(d)	116,000	115,565
5.30%, 03/19/2027(d)	182,000	181,603
5.60%, 03/30/2028(d)	16,000	16,114
5.35%, 03/19/2029(d)	37,000	36,954
5.80%, 04/01/2030(d)	3,000	3,056
Mercedes-Benz Finance North America LLC (Germany),
4.90%, 01/09/2026(d)	523,000	520,752
4.80%, 01/11/2027(c)(d)	493,000	490,395
5.10%, 08/03/2028(d)	217,000	217,589
4.85%, 01/11/2029(d)	119,000	118,301
PACCAR Financial Corp.,
4.95%, 10/03/2025	6,000	5,979
4.60%, 01/10/2028	7,000	6,935
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. Equity and Income Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
Toyota Motor Credit Corp., 4.63%, 01/12/2028	$3,000	$2,973
Volkswagen Group of America Finance LLC (Germany),
5.40%, 03/20/2026(d)	549,000	547,873
5.30%, 03/22/2027(d)	354,000	354,213
5.25%, 03/22/2029(d)	200,000	198,790
5.60%, 03/22/2034(d)	200,000	198,952
		5,268,939
Automotive Parts & Equipment–0.01%
ERAC USA Finance LLC,
4.60%, 05/01/2028(d)	14,000	13,784
5.00%, 02/15/2029(d)	53,000	52,880
4.90%, 05/01/2033(d)	18,000	17,526
5.20%, 10/30/2034(d)	76,000	75,294
		159,484
Automotive Retail–0.00%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	39,000	38,707
AutoZone, Inc.,
5.05%, 07/15/2026	17,000	16,941
5.20%, 08/01/2033	15,000	14,774
		70,422
Biotechnology–1.24%
AbbVie, Inc.,
4.80%, 03/15/2027	338,000	336,567
4.80%, 03/15/2029	101,000	100,631
5.05%, 03/15/2034	123,000	122,687
4.50%, 05/14/2035	694,000	654,914
4.05%, 11/21/2039	300,000	260,723
5.35%, 03/15/2044	48,000	47,482
4.85%, 06/15/2044	264,000	244,666
5.40%, 03/15/2054	124,000	122,703
5.50%, 03/15/2064	97,000	95,833
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	3,310,000	3,574,800
Amgen, Inc.,
5.25%, 03/02/2025	750,000	748,600
5.15%, 03/02/2028	15,000	15,000
5.25%, 03/02/2030	3,000	3,023
5.65%, 03/02/2053	12,000	11,826
Gilead Sciences, Inc.,
3.65%, 03/01/2026	2,615,000	2,542,983
5.25%, 10/15/2033	30,000	30,233
5.55%, 10/15/2053	11,000	10,991
Halozyme Therapeutics, Inc., Conv., 0.25%, 03/01/2027	4,655,000	4,460,933
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	3,385,000	3,263,986
		16,648,581
Brewers–0.19%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	959,000	914,687
4.90%, 02/01/2046	538,000	496,333
Principal Amount		Value
Brewers–(continued)
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	$3,000	$3,820
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	945,000	901,249
Molson Coors Beverage Co., 4.20%, 07/15/2046	377,000	301,743
		2,617,832
Broadline Retail–0.02%
Amazon.com, Inc.,
4.80%, 12/05/2034	9,000	8,949
2.88%, 05/12/2041	406,000	298,675
		307,624
Building Products–0.03%
Carrier Global Corp.,
5.90%, 03/15/2034	12,000	12,530
6.20%, 03/15/2054	409,000	438,292
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	3,000	2,428
		453,250
Cable & Satellite–1.01%
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(e)	5,466,000	4,810,080
1.13%, 03/15/2028	2,850,000	2,129,745
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	128,000	126,807
6.15%, 11/10/2026	132,000	133,312
6.65%, 02/01/2034	53,000	53,565
Comcast Corp.,
3.15%, 03/01/2026	1,101,000	1,064,780
4.15%, 10/15/2028	935,000	905,401
5.50%, 11/15/2032	3,000	3,069
3.90%, 03/01/2038	756,000	641,066
2.89%, 11/01/2051	352,000	219,788
2.94%, 11/01/2056	265,000	159,988
2.65%, 08/15/2062	3,000	1,634
Cox Communications, Inc.,
5.70%, 06/15/2033(d)	3,000	2,985
2.95%, 10/01/2050(d)	202,000	120,332
5.80%, 12/15/2053(d)	58,000	55,307
Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(d)(h)	3,270,000	3,144,588
		13,572,447
Cargo Ground Transportation–0.01%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(d)	3,000	3,009
5.35%, 01/12/2027(d)	9,000	8,986
5.70%, 02/01/2028(d)	3,000	3,028
5.55%, 05/01/2028(d)	12,000	12,089
6.05%, 08/01/2028(d)	20,000	20,491
6.20%, 06/15/2030(d)	3,000	3,124
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. Equity and Income Fund

Principal Amount		Value
Cargo Ground Transportation–(continued)
Ryder System, Inc., 6.60%, 12/01/2033	$26,000	$27,778
		78,505
Commercial & Residential Mortgage Finance–0.09%
Aviation Capital Group LLC,
4.88%, 10/01/2025(d)	709,000	699,882
6.25%, 04/15/2028(d)	10,000	10,207
6.75%, 10/25/2028(d)	43,000	44,832
Nationwide Building Society (United Kingdom),
6.56%, 10/18/2027(d)(f)	200,000	204,143
3.96%, 07/18/2030(d)(f)	150,000	138,848
Radian Group, Inc., 6.20%, 05/15/2029	91,000	91,930
		1,189,842
Commodity Chemicals–0.03%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	339,000	358,971
Communications Equipment–0.03%
Cisco Systems, Inc., 5.30%, 02/26/2054	353,000	345,988
Motorola Solutions, Inc., 4.60%, 02/23/2028	3,000	2,951
		348,939
Computer & Electronics Retail–0.06%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	791,000	799,573
8.35%, 07/15/2046	2,000	2,532
Leidos, Inc.,
2.30%, 02/15/2031	3,000	2,473
5.75%, 03/15/2033	3,000	3,028
		807,606
Construction Machinery & Heavy Transportation Equipment– 0.02%
Cummins, Inc.,
4.90%, 02/20/2029	31,000	30,969
5.15%, 02/20/2034	43,000	43,062
5.45%, 02/20/2054	62,000	60,857
Komatsu Finance America, Inc., 5.50%, 10/06/2027(d)	200,000	201,800
		336,688
Consumer Finance–0.11%
American Express Co., 3.63%, 12/05/2024	324,000	321,444
Capital One Financial Corp.,
7.15%, 10/29/2027(f)	31,000	32,046
6.31%, 06/08/2029(f)	16,000	16,376
7.62%, 10/30/2031(f)	26,000	28,632
6.38%, 06/08/2034(f)	13,000	13,345
General Motors Financial Co., Inc.,
6.05%, 10/10/2025	5,000	5,020
5.25%, 03/01/2026	480,000	477,596
5.40%, 04/06/2026	4,000	3,993
Synchrony Financial,
4.25%, 08/15/2024	3,000	2,993
3.95%, 12/01/2027	556,000	519,497
		1,420,942
Principal Amount		Value
Consumer Staples Merchandise Retail–0.14%
Dollar General Corp.,
4.25%, 09/20/2024	$1,810,000	$1,803,238
5.50%, 11/01/2052	3,000	2,826
Target Corp.,
4.50%, 09/15/2032	3,000	2,894
4.80%, 01/15/2053	3,000	2,721
Walmart, Inc., 4.50%, 04/15/2053	21,000	18,602
		1,830,281
Distillers & Vintners–0.00%
Brown-Forman Corp., 4.75%, 04/15/2033	4,000	3,917
Constellation Brands, Inc., 4.90%, 05/01/2033	3,000	2,898
		6,815
Distributors–0.00%
Genuine Parts Co.,
6.50%, 11/01/2028	23,000	24,125
6.88%, 11/01/2033	37,000	40,648
		64,773
Diversified Banks–2.21%
Australia and New Zealand Banking Group Ltd. (Australia),
5.09%, 12/08/2025	250,000	249,735
5.00%, 03/18/2026	551,000	549,722
6.75%(d)(f)(g)	425,000	427,893
Banco Santander S.A. (Spain),
6.53%, 11/07/2027(f)	200,000	204,646
5.55%, 03/14/2028(f)	200,000	199,691
5.54%, 03/14/2030(f)	200,000	198,570
Bank of America Corp.,
3.37%, 01/23/2026(f)	3,000	2,959
3.25%, 10/21/2027	525,000	496,716
4.95%, 07/22/2028(f)	3,000	2,977
5.20%, 04/25/2029(f)	24,000	23,968
4.27%, 07/23/2029(f)	2,000	1,927
5.82%, 09/15/2029(f)	44,000	44,929
2.57%, 10/20/2032(f)	874,000	724,729
4.57%, 04/27/2033(f)	3,000	2,830
5.02%, 07/22/2033(f)	3,000	2,934
5.29%, 04/25/2034(f)	23,000	22,772
5.47%, 01/23/2035(f)	37,000	36,976
2.48%, 09/21/2036(f)	3,000	2,394
7.75%, 05/14/2038	115,000	136,827
Bank of America N.A., 5.53%, 08/18/2026	458,000	461,340
Bank of Montreal (Canada),
5.30%, 06/05/2026	10,000	9,995
7.70%, 05/26/2084(f)	299,000	306,143
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(f)	246,000	258,334
8.00%, 01/27/2084(f)	286,000	296,058
Barclays PLC (United Kingdom), 6.69%, 09/13/2034(f)	200,000	212,140
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(d)(f)	200,000	202,668
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
BPCE S.A. (France),
5.93% (SOFR + 0.57%), 01/14/2025(d)(i)	$250,000	$250,288
4.50%, 03/15/2025(d)	184,000	181,574
5.20%, 01/18/2027(d)	250,000	249,282
5.72%, 01/18/2030(d)(f)	253,000	252,569
6.51%, 01/18/2035(d)(f)	250,000	250,441
Citigroup, Inc.,
4.00%, 08/05/2024	60,000	59,880
5.61%, 09/29/2026(f)	10,000	9,997
3.67%, 07/24/2028(f)	511,000	487,247
4.08%, 04/23/2029(f)	4,000	3,836
5.17%, 02/13/2030(f)	61,000	60,657
6.17%, 05/25/2034(f)	27,000	27,473
5.83%, 02/13/2035(f)	170,000	168,301
6.68%, 09/13/2043	741,000	809,598
5.30%, 05/06/2044	228,000	212,686
4.75%, 05/18/2046	356,000	305,714
Series AA, 7.63%(f)(g)	287,000	299,536
Series BB, 7.20%(f)(g)	215,000	220,857
Series V, 4.70%(f)(g)	140,000	137,179
Citizens Bank N.A., 6.06%, 10/24/2025(f)	358,000	357,835
Comerica, Inc., 5.98%, 01/30/2030(f)	31,000	30,552
Commonwealth Bank of Australia (Australia), 3.31%, 03/11/2041(d)	200,000	145,918
Credit Agricole S.A. (France),
4.38%, 03/17/2025(d)	304,000	300,503
5.34%, 01/10/2030(d)(f)	267,000	264,225
6.25%, 01/10/2035(d)(f)	250,000	251,665
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(d)(f)	200,000	183,713
Discover Bank, 4.65%, 09/13/2028	122,000	117,195
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(d)	280,000	273,678
Fifth Third Bancorp,
2.38%, 01/28/2025	3,000	2,942
1.71%, 11/01/2027(f)	3,000	2,752
6.34%, 07/27/2029(f)	3,000	3,076
4.77%, 07/28/2030(f)	4,000	3,849
5.63%, 01/29/2032(f)	11,000	10,909
HSBC Holdings PLC (United Kingdom),
2.63%, 11/07/2025(f)	1,775,000	1,754,527
4.04%, 03/13/2028(f)	135,000	130,099
5.21%, 08/11/2028(f)	205,000	203,715
4.58%, 06/19/2029(f)	183,000	176,942
6.33%, 03/09/2044(f)	256,000	267,975
4.60%(f)(g)	225,000	193,401
Huntington National Bank (The), 5.70%, 11/18/2025(f)	700,000	699,013
ING Groep N.V. (Netherlands),
5.34%, 03/19/2030(f)	200,000	199,282
5.55%, 03/19/2035(f)	234,000	231,131
Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
3.20%, 06/15/2026	$394,000	$379,468
5.04%, 01/23/2028(f)	59,000	58,692
3.78%, 02/01/2028(f)	3,000	2,891
3.54%, 05/01/2028(f)	3,000	2,864
4.85%, 07/25/2028(f)	4,000	3,960
3.51%, 01/23/2029(f)	1,058,000	1,000,927
5.30%, 07/24/2029(f)	25,000	25,089
6.09%, 10/23/2029(f)	38,000	39,273
5.01%, 01/23/2030(f)	21,000	20,843
4.59%, 04/26/2033(f)	3,000	2,863
5.72%, 09/14/2033(f)	3,000	3,043
6.25%, 10/23/2034(f)	57,000	60,486
5.34%, 01/23/2035(f)	18,000	17,900
4.26%, 02/22/2048(f)	489,000	409,802
3.90%, 01/23/2049(f)	1,058,000	834,187
Series NN, 6.88%(f)(g)	122,000	126,314
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	345,000	345,006
KeyCorp, 6.65% (SOFR + 1.25%), 05/23/2025(i)	15,000	14,947
Manufacturers & Traders Trust Co.,
5.40%, 11/21/2025	359,000	357,476
4.70%, 01/27/2028	189,000	182,285
Mitsubishi UFJ Financial Group, Inc. (Japan),
4.79%, 07/18/2025(f)	593,000	592,661
5.02%, 07/20/2028(f)	200,000	198,955
Mizuho Financial Group, Inc. (Japan), 5.78%, 07/06/2029(f)	200,000	202,740
Morgan Stanley Bank N.A.,
5.88%, 10/30/2026	250,000	253,139
4.95%, 01/14/2028(f)	399,000	396,083
National Securities Clearing Corp., 5.10%, 11/21/2027(d)	250,000	250,594
PNC Bank N.A., 2.50%, 08/27/2024	252,000	250,772
PNC Financial Services Group, Inc. (The),
5.67%, 10/28/2025(f)	3,000	2,997
6.62%, 10/20/2027(f)	52,000	53,276
3.45%, 04/23/2029	689,000	639,197
5.58%, 06/12/2029(f)	26,000	26,292
4.63%, 06/06/2033(f)	4,000	3,705
6.04%, 10/28/2033(f)	3,000	3,092
5.07%, 01/24/2034(f)	3,000	2,901
6.88%, 10/20/2034(f)	447,000	487,396
Royal Bank of Canada (Canada),
4.88%, 01/19/2027	40,000	39,747
4.95%, 02/01/2029	14,000	13,939
5.00%, 02/01/2033	3,000	2,959
Societe Generale S.A. (France),
6.07%, 01/19/2035(d)(f)	200,000	198,138
7.13%, 01/19/2055(d)(f)	212,000	203,078
Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(d)(f)	200,000	163,606
6.30%, 07/06/2034(d)(f)	200,000	206,351
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.14%, 09/23/2030	3,000	2,503
6.60%(f)(g)	234,000	233,054
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(d)	$200,000	$201,264
5.20%, 03/07/2027(d)	226,000	226,082
5.55%, 09/14/2028(d)	203,000	207,004
5.20%, 03/07/2029(d)	200,000	201,385
5.35%, 03/07/2034(d)	200,000	200,708
Synovus Bank, 5.63%, 02/15/2028	250,000	241,644
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(f)	200,000	207,772
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	2,101,000	2,015,790
4.55%, 07/22/2028(f)	5,000	4,889
5.78%, 06/12/2029(f)	21,000	21,324
5.38%, 01/23/2030(f)	45,000	45,130
4.97%, 07/22/2033(f)	4,000	3,774
4.84%, 02/01/2034(f)	17,000	16,124
5.84%, 06/12/2034(f)	21,000	21,302
5.68%, 01/23/2035(f)	29,000	29,123
UBS AG (Switzerland), 5.65%, 09/11/2028	200,000	203,779
Wells Fargo & Co.,
3.55%, 09/29/2025	626,000	611,347
4.10%, 06/03/2026	505,000	492,169
3.58%, 05/22/2028(f)	4,000	3,811
5.57%, 07/25/2029(f)	19,000	19,176
6.30%, 10/23/2029(f)	27,000	28,024
5.20%, 01/23/2030(f)	25,000	24,900
5.39%, 04/24/2034(f)	8,000	7,912
5.56%, 07/25/2034(f)	46,000	45,984
6.49%, 10/23/2034(f)	69,000	73,586
5.50%, 01/23/2035(f)	38,000	37,882
4.65%, 11/04/2044	647,000	546,955
4.61%, 04/25/2053(f)	4,000	3,421
7.63%(f)(g)	21,000	22,415
Wells Fargo Bank N.A.,
5.55%, 08/01/2025	506,000	506,823
4.81%, 01/15/2026	250,000	248,466
Westpac Banking Corp. (Australia), 6.82%, 11/17/2033	88,000	94,723
		29,802,064
Diversified Capital Markets–0.15%
SMBC Aviation Capital Finance DAC (Ireland), 5.30%, 04/03/2029(d)	200,000	198,320
UBS Group AG (Switzerland),
4.55%, 04/17/2026	154,000	151,406
4.75%, 05/12/2028(d)(f)	205,000	200,834
5.43%, 02/08/2030(d)(f)	200,000	199,645
6.30%, 09/22/2034(d)(f)	200,000	208,086
5.70%, 02/08/2035(d)(f)	200,000	199,877
4.38%(d)(f)(g)	200,000	162,711
28/UND, 9.25%(d)(f)(g)	200,000	215,680
31/UND, 7.75%(d)(f)(g)	229,000	234,163
33/UND, 9.25%(d)(f)(g)	201,000	225,601
		1,996,323
Principal Amount		Value
Diversified Financial Services–0.08%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	$410,000	$320,934
Apollo Debt Solutions BDC, 6.90%, 04/13/2029(d)	20,000	20,107
Apollo Global Management, Inc., 6.38%, 11/15/2033	43,000	45,411
Avolon Holdings Funding Ltd. (Ireland),
6.38%, 05/04/2028(d)	22,000	22,351
5.75%, 03/01/2029(d)	114,000	113,401
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029(d)	327,000	320,029
Corebridge Financial, Inc.,
6.05%, 09/15/2033(d)	26,000	26,682
5.75%, 01/15/2034	55,000	55,399
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(d)	47,000	47,829
6.50%, 03/26/2031(d)	56,000	57,625
		1,029,768
Diversified Metals & Mining–0.05%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	39,000	39,179
5.25%, 09/08/2030	26,000	26,370
5.25%, 09/08/2033	45,000	45,049
5.50%, 09/08/2053	15,000	14,897
Glencore Funding LLC (Australia),
5.37%, 04/04/2029(d)	84,000	83,637
5.63%, 04/04/2034(d)	153,000	150,728
5.89%, 04/04/2054(d)	61,000	58,710
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	182,000	196,320
		614,890
Diversified REITs–0.14%
Brixmor Operating Partnership L.P., 5.50%, 02/15/2034	948,000	932,169
CubeSmart L.P.,
2.25%, 12/15/2028	3,000	2,643
2.50%, 02/15/2032(c)	1,066,000	872,799
VICI Properties L.P.,
5.75%, 04/01/2034	30,000	29,739
6.13%, 04/01/2054	32,000	30,748
		1,868,098
Diversified Support Services–0.00%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(d)	37,000	38,265
Drug Retail–0.05%
CVS Pass-Through Trust, 6.04%, 12/10/2028	351,281	352,242
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034(c)	428,000	362,221
		714,463
Electric Utilities–1.53%
AEP Texas, Inc., 3.95%, 06/01/2028(d)	172,000	163,418
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco V.I. Equity and Income Fund

Principal Amount		Value
Electric Utilities–(continued)
Alabama Power Co., 5.85%, 11/15/2033	$9,000	$9,372
American Electric Power Co., Inc.,
5.75%, 11/01/2027	4,000	4,068
5.20%, 01/15/2029	37,000	36,811
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	3,000	2,874
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	21,000	21,339
5.90%, 11/15/2053	26,000	26,623
Constellation Energy Generation LLC,
6.13%, 01/15/2034	9,000	9,384
6.50%, 10/01/2053	279,000	296,424
5.75%, 03/15/2054	88,000	85,360
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	11,000	11,863
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	3,000	2,853
Duke Energy Corp.,
5.00%, 12/08/2025	3,000	2,986
4.85%, 01/05/2029	39,000	38,524
5.00%, 08/15/2052	3,000	2,609
3.25%, 01/15/2082(f)	3,000	2,702
Duke Energy Indiana LLC, 5.40%, 04/01/2053	5,000	4,741
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	846,000	740,813
Enel Finance America LLC (Italy), 2.88%, 07/12/2041(d)	200,000	130,978
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(d)	200,000	203,211
Evergy Metro, Inc., 4.95%, 04/15/2033	3,000	2,914
Eversource Energy,
5.00%, 01/01/2027	76,000	75,414
5.50%, 01/01/2034	37,000	36,319
Exelon Corp.,
5.15%, 03/15/2029	48,000	47,833
5.45%, 03/15/2034	46,000	45,697
5.60%, 03/15/2053	47,000	45,207
FirstEnergy Corp., Conv., 4.00%, 05/01/2026	6,407,000	6,368,558
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(d)	3,000	2,999
Florida Power & Light Co., 4.80%, 05/15/2033	3,000	2,919
Georgia Power Co.,
4.65%, 05/16/2028	3,000	2,955
4.95%, 05/17/2033	3,000	2,927
Series B, 3.70%, 01/30/2050	350,000	258,696
MidAmerican Energy Co.,
5.35%, 01/15/2034	3,000	3,044
5.85%, 09/15/2054	12,000	12,303
5.30%, 02/01/2055	43,000	40,982
Principal Amount		Value
Electric Utilities–(continued)
National Rural Utilities Cooperative Finance Corp.,
4.80%, 02/05/2027	$274,000	$272,372
4.85%, 02/07/2029	74,000	73,582
5.00%, 02/07/2031	69,000	68,343
2.75%, 04/15/2032	1,227,000	1,036,035
5.80%, 01/15/2033	3,000	3,085
7.13%, 09/15/2053(f)	235,000	242,108
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	14,000	14,030
5.75%, 09/01/2025	1,450,000	1,453,653
4.95%, 01/29/2026	265,000	263,558
3.55%, 05/01/2027	530,000	506,195
4.63%, 07/15/2027	3,000	2,952
4.90%, 03/15/2029	119,000	117,794
5.25%, 03/15/2034	128,000	125,826
5.55%, 03/15/2054	119,000	113,965
Niagara Mohawk Power Corp.,
5.29%, 01/17/2034(d)	37,000	36,010
5.66%, 01/17/2054(d)	17,000	16,368
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	3,000	2,950
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	37,000	37,973
PacifiCorp,
5.10%, 02/15/2029	39,000	38,988
5.30%, 02/15/2031	35,000	34,901
5.45%, 02/15/2034	49,000	48,424
5.80%, 01/15/2055	36,000	34,888
PECO Energy Co., 4.90%, 06/15/2033	11,000	10,781
PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028	6,449,000	6,192,652
PPL Electric Utilities Corp., 6.25%, 05/15/2039	46,000	49,501
Public Service Co. of Colorado, 5.25%, 04/01/2053	3,000	2,745
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	9,000	9,057
Public Service Electric and Gas Co., 5.13%, 03/15/2053	3,000	2,848
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	21,000	19,866
5.55%, 04/15/2054	104,000	101,776
Sierra Pacific Power Co., 5.90%, 03/15/2054	5,000	4,982
Southern Co. (The), 5.70%, 10/15/2032	3,000	3,062
Southwestern Electric Power Co., 5.30%, 04/01/2033	3,000	2,909
Union Electric Co., 5.20%, 04/01/2034	168,000	166,901
Virginia Electric and Power Co.,
5.00%, 04/01/2033	3,000	2,922
5.35%, 01/15/2054	28,000	26,456
Vistra Operations Co. LLC, 6.95%, 10/15/2033(d)	23,000	24,633
Xcel Energy, Inc.,
4.60%, 06/01/2032	3,000	2,807
3.50%, 12/01/2049	964,000	653,811
		20,567,429
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco V.I. Equity and Income Fund

Principal Amount		Value
Electrical Components & Equipment–0.02%
Regal Rexnord Corp., 6.30%, 02/15/2030	$3,000	$3,068
Rockwell Automation, Inc., 1.75%, 08/15/2031	307,000	247,908
		250,976
Environmental & Facilities Services–0.01%
Republic Services, Inc.,
4.88%, 04/01/2029	40,000	39,687
5.00%, 12/15/2033	36,000	35,259
5.00%, 04/01/2034	3,000	2,938
Veralto Corp.,
5.50%, 09/18/2026(d)	48,000	48,021
5.35%, 09/18/2028(d)	37,000	37,168
5.45%, 09/18/2033(d)	21,000	20,970
		184,043
Financial Exchanges & Data–0.01%
Intercontinental Exchange, Inc.,
4.60%, 03/15/2033	3,000	2,868
4.95%, 06/15/2052	3,000	2,726
5.20%, 06/15/2062	3,000	2,800
Nasdaq, Inc.,
5.35%, 06/28/2028	3,000	3,028
5.55%, 02/15/2034	4,000	4,008
5.95%, 08/15/2053	169,000	170,941
6.10%, 06/28/2063	3,000	3,055
S&P Global, Inc.,
2.90%, 03/01/2032	3,000	2,594
3.90%, 03/01/2062	3,000	2,237
		194,257
Food Distributors–0.11%
Sysco Corp., 3.75%, 10/01/2025(c)	1,500,000	1,468,805
Food Retail–0.01%
Alimentation Couche-Tard, Inc. (Canada),
5.27%, 02/12/2034(d)	64,000	63,092
5.62%, 02/12/2054(d)	23,000	22,743
		85,835
Gas Utilities–0.00%
Atmos Energy Corp.,
5.90%, 11/15/2033	12,000	12,537
6.20%, 11/15/2053	7,000	7,547
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	11,000	11,030
Southwest Gas Corp., 5.45%, 03/23/2028	3,000	3,024
		34,138
Health Care Distributors–0.01%
Cardinal Health, Inc., 5.45%, 02/15/2034	37,000	36,853
Cencora, Inc., 5.13%, 02/15/2034	39,000	38,306
McKesson Corp., 5.10%, 07/15/2033	3,000	2,995
		78,154
Principal Amount		Value
Health Care Equipment–0.44%
Alcon Finance Corp. (Switzerland), 5.38%, 12/06/2032(d)	$200,000	$200,501
Becton, Dickinson and Co., 4.88%, 05/15/2044	428,000	367,539
Boston Scientific Corp., 1.90%, 06/01/2025	1,000,000	967,575
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	4,244,000	4,011,622
Medtronic, Inc., 4.38%, 03/15/2035	249,000	234,646
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	52,000	51,838
5.40%, 03/20/2034	133,000	130,990
		5,964,711
Health Care Facilities–0.00%
HCA, Inc., 5.90%, 06/01/2053	16,000	15,594
UPMC,
5.04%, 05/15/2033	17,000	16,631
5.38%, 05/15/2043	8,000	8,052
		40,277
Health Care REITs–0.16%
Alexandria Real Estate Equities, Inc.,
2.95%, 03/15/2034	3,000	2,431
5.25%, 05/15/2036	25,000	24,077
5.63%, 05/15/2054	118,000	110,741
Healthcare Realty Holdings L.P.,
3.50%, 08/01/2026	3,000	2,875
2.00%, 03/15/2031	3,000	2,365
Welltower OP LLC, Conv., 2.75%, 05/15/2028(d)	1,733,000	2,063,149
		2,205,638
Health Care Services–0.13%
Cigna Group (The), 4.80%, 08/15/2038	307,000	282,282
CommonSpirit Health,
5.32%, 12/01/2034	129,000	126,708
5.55%, 12/01/2054	41,000	40,334
CVS Health Corp.,
3.38%, 08/12/2024	361,000	359,960
5.00%, 01/30/2029	10,000	9,901
5.25%, 01/30/2031	3,000	2,967
5.30%, 06/01/2033	12,000	11,733
6.00%, 06/01/2063	3,000	2,876
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(d)	150,000	136,749
NXP B.V./NXP Funding LLC (China), 5.35%, 03/01/2026	676,000	674,533
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	18,000	11,453
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	21,000	12,451
Quest Diagnostics, Inc., 6.40%, 11/30/2033	21,000	22,488
		1,694,435
Health Care Supplies–0.29%
Haemonetics Corp., Conv., 2.50%, 06/01/2029(d)	1,562,000	1,537,789
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco V.I. Equity and Income Fund

Principal Amount		Value
Health Care Supplies–(continued)
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	$6,000	$5,771
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(d)	1,444,000	1,693,090
Solventum Corp.,
5.45%, 02/25/2027(d)	100,000	99,923
5.40%, 03/01/2029(d)	193,000	192,450
5.60%, 03/23/2034(d)	265,000	260,388
5.90%, 04/30/2054(d)	47,000	44,957
6.00%, 05/15/2064(d)	128,000	121,583
		3,955,951
Home Improvement Retail–0.20%
Home Depot, Inc. (The),
5.13%, 04/30/2025(c)	2,200,000	2,196,377
4.90%, 04/15/2029	41,000	41,084
Lowe’s Cos., Inc.,
3.35%, 04/01/2027	3,000	2,863
5.00%, 04/15/2033	3,000	2,956
4.25%, 04/01/2052	497,000	390,888
5.75%, 07/01/2053	3,000	2,958
5.85%, 04/01/2063	21,000	20,490
		2,657,616
Hotels, Resorts & Cruise Lines–0.48%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(e)	6,957,000	6,365,102
Marriott International, Inc.,
4.88%, 05/15/2029	25,000	24,690
5.30%, 05/15/2034	41,000	40,271
		6,430,063
Industrial Conglomerates–0.15%
Honeywell International, Inc.,
4.88%, 09/01/2029	116,000	116,211
4.95%, 09/01/2031	131,000	131,195
4.50%, 01/15/2034(c)	1,463,000	1,405,108
5.00%, 03/01/2035	89,000	88,270
5.25%, 03/01/2054	88,000	85,454
5.35%, 03/01/2064	176,000	170,982
		1,997,220
Industrial Machinery & Supplies & Components–0.22%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025	73,000	72,892
Ingersoll Rand, Inc.,
5.40%, 08/14/2028	3,000	3,029
5.70%, 08/14/2033	19,000	19,433
John Bean Technologies Corp., Conv., 0.25%, 05/15/2026	3,157,000	2,906,334
Nordson Corp.,
5.60%, 09/15/2028	3,000	3,038
5.80%, 09/15/2033	12,000	12,321
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	12,000	11,957
		3,029,004
Industrial REITs–0.00%
LXP Industrial Trust,
6.75%, 11/15/2028	19,000	19,716
2.38%, 10/01/2031	3,000	2,398
		22,114
Principal Amount		Value
Insurance Brokers–0.01%
Arthur J. Gallagher & Co., 6.75%, 02/15/2054	$21,000	$23,144
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	24,000	24,503
5.45%, 03/15/2053	3,000	2,923
5.70%, 09/15/2053	22,000	22,239
		72,809
Integrated Oil & Gas–0.32%
BP Capital Markets America, Inc.,
4.81%, 02/13/2033	4,000	3,880
4.89%, 09/11/2033	12,000	11,675
2.94%, 06/04/2051	991,000	629,623
Chevron Corp., 2.95%, 05/16/2026	952,000	916,313
Exxon Mobil Corp.,
2.71%, 03/06/2025	549,000	539,301
3.04%, 03/01/2026	1,098,000	1,062,585
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(d)	4,000	3,842
Occidental Petroleum Corp.,
6.45%, 09/15/2036	51,000	53,302
4.63%, 06/15/2045	11,000	8,753
Shell International Finance B.V., 3.25%, 05/11/2025	1,098,000	1,078,576
		4,307,850
Integrated Telecommunication Services–0.22%
AT&T, Inc.,
4.30%, 02/15/2030	318,000	304,747
2.55%, 12/01/2033	3,000	2,386
5.40%, 02/15/2034	15,000	15,007
3.55%, 09/15/2055	157,000	105,936
3.80%, 12/01/2057	255,000	178,294
Telefonica Emisiones S.A. (Spain), 5.21%, 03/08/2047	700,000	618,710
Verizon Communications, Inc.,
3.38%, 02/15/2025	1,284,000	1,266,558
2.36%, 03/15/2032	3,000	2,454
3.40%, 03/22/2041	561,000	429,247
		2,923,339
Interactive Home Entertainment–0.03%
Electronic Arts, Inc., 1.85%, 02/15/2031	3,000	2,452
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	357,000	343,282
		345,734
Interactive Media & Services–0.28%
Meta Platforms, Inc.,
4.65%, 08/15/2062	3,000	2,588
5.75%, 05/15/2063	16,000	16,452
Snap, Inc., Conv., 0.50%, 05/01/2030(d)	3,623,000	3,749,805
		3,768,845
Internet Services & Infrastructure–0.22%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	3,174,000	2,970,864
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco V.I. Equity and Income Fund

Principal Amount		Value
Investment Banking & Brokerage–1.68%
Blackstone Private Credit Fund, 6.25%, 01/25/2031(d)	$32,000	$31,835
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	47,000	46,532
Charles Schwab Corp. (The),
5.64%, 05/19/2029(f)	16,000	16,216
5.85%, 05/19/2034(f)	16,000	16,321
6.14%, 08/24/2034(f)	45,000	46,878
Series K, 5.00%(f)(g)	7,000	6,742
Goldman Sachs Group, Inc. (The),
5.70%, 11/01/2024	5,000	5,002
4.25%, 10/21/2025(c)	529,000	519,959
6.17% (SOFR + 0.79%), 12/09/2026(i)	19,000	19,025
6.19% (SOFR + 0.81%), 03/09/2027(i)	12,000	12,024
6.28% (SOFR + 0.92%), 10/21/2027(i)	15,000	15,041
2.91%, 07/21/2042(f)	323,000	226,985
Series W, 7.50%(f)(g)	437,000	458,944
GS Finance Corp.,
Series 0003, Conv., 0.50%, 04/11/2028(d)	5,859,000	6,713,731
0.00%, 07/19/2029(d)(e)	5,880,000	7,368,781
1.00%, 07/30/2029(d)	5,873,000	6,142,393
Morgan Stanley,
4.00%, 07/23/2025	654,000	644,412
5.12%, 02/01/2029(f)	5,000	4,982
5.16%, 04/20/2029(f)	28,000	27,915
5.45%, 07/20/2029(f)	12,000	12,076
6.41%, 11/01/2029(f)	34,000	35,483
5.17%, 01/16/2030(f)	25,000	24,943
5.25%, 04/21/2034(f)	29,000	28,560
5.42%, 07/21/2034(f)	21,000	20,902
5.47%, 01/18/2035(f)	25,000	24,944
5.95%, 01/19/2038(f)	5,000	4,974
5.94%, 02/07/2039(f)	105,000	103,897
		22,579,497
Leisure Products–0.01%
Brunswick Corp., 5.85%, 03/18/2029	58,000	58,054
Polaris, Inc., 6.95%, 03/15/2029	43,000	44,996
		103,050
Life & Health Insurance–0.71%
American National Group, Inc., 5.00%, 06/15/2027	857,000	837,779
Athene Global Funding,
5.52%, 03/25/2027(d)	175,000	175,507
5.58%, 01/09/2029(d)	82,000	82,372
Athene Holding Ltd., 6.25%, 04/01/2054	79,000	79,120
Brighthouse Financial, Inc., 3.85%, 12/22/2051	1,846,000	1,175,643
Corebridge Global Funding,
6.68% (SOFR + 1.30%), 09/25/2026(d)(i)	223,000	225,881
5.90%, 09/19/2028(d)	23,000	23,499
5.20%, 01/12/2029(d)	64,000	63,729
Principal Amount		Value
Life & Health Insurance–(continued)
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	$2,184,000	$2,037,135
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	10,000	10,336
GA Global Funding Trust, 5.50%, 01/08/2029(c)(d)	1,378,000	1,378,703
MAG Mutual Holding Co., 4.75%, 04/30/2041(d)(j)	509,000	447,915
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(f)	3,000	2,876
MetLife, Inc.,
5.00%, 07/15/2052	3,000	2,736
5.25%, 01/15/2054	11,000	10,472
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	440,000	402,259
New York Life Global Funding, 4.55%, 01/28/2033(d)	10,000	9,516
Northwestern Mutual Global Funding,
5.07%, 03/25/2027(d)	164,000	164,333
4.35%, 09/15/2027(d)	3,000	2,936
4.71%, 01/10/2029(d)	169,000	167,472
Pacific Life Global Funding II,
6.19% (SOFR + 0.80%), 03/30/2025(d)(i)	47,000	47,174
6.00% (SOFR + 0.62%), 06/04/2026(d)(i)	9,000	9,018
6.41% (SOFR + 1.05%), 07/28/2026(d)(i)	138,000	139,451
5.50%, 08/28/2026(d)	1,219,000	1,224,950
4.90%, 01/11/2029(d)	169,000	167,633
Principal Life Global Funding II,
5.00%, 01/16/2027(d)	46,000	45,861
5.10%, 01/25/2029(d)	211,000	209,867
Prudential Financial, Inc., 3.91%, 12/07/2047	141,000	108,427
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(d)	4,000	3,711
Sumitomo Life Insurance Co. (Japan), 5.88%(d)(f)(g)	288,000	281,106
		9,537,417
Life Sciences Tools & Services–0.15%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	2,055,000	2,028,739
Managed Health Care–0.04%
Humana, Inc., 5.75%, 12/01/2028	20,000	20,408
UnitedHealth Group, Inc.,
5.00%, 10/15/2024	3,000	2,997
5.15%, 10/15/2025	4,000	3,996
5.25%, 02/15/2028	3,000	3,040
5.30%, 02/15/2030	3,000	3,052
5.35%, 02/15/2033	3,000	3,041
4.50%, 04/15/2033	3,000	2,868
3.50%, 08/15/2039	559,000	451,921
5.05%, 04/15/2053	3,000	2,781
5.20%, 04/15/2063	3,000	2,780
		496,884
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco V.I. Equity and Income Fund

Principal Amount		Value
Marine Transportation–0.00%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(d)	$19,000	$19,433
Movies & Entertainment–0.44%
Discovery Communications LLC, 4.90%, 03/11/2026	367,000	361,761
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	1,938,000	2,065,253
TWDC Enterprises 18 Corp., 3.00%, 02/13/2026	367,000	353,985
Warnermedia Holdings, Inc.,
3.79%, 03/15/2025	1,720,000	1,695,235
5.05%, 03/15/2042	838,000	682,006
5.14%, 03/15/2052	1,039,000	809,499
5.39%, 03/15/2062	3,000	2,343
		5,970,082
Multi-Family Residential REITs–0.01%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	38,000	37,804
Essex Portfolio L.P., 5.50%, 04/01/2034	58,000	57,517
		95,321
Multi-line Insurance–0.06%
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	3,000	2,981
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	887,000	610,277
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(d)	196,000	193,695
		806,953
Multi-Utilities–0.10%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026(k)	74,000	73,677
Ameren Corp., 2.50%, 09/15/2024	3,000	2,978
Ameren Illinois Co., 4.95%, 06/01/2033	4,000	3,909
Black Hills Corp., 6.15%, 05/15/2034	31,000	31,612
Dominion Energy, Inc., 5.38%, 11/15/2032	5,000	4,959
DTE Electric Co., 5.20%, 03/01/2034	39,000	38,910
NiSource, Inc.,
5.25%, 03/30/2028	4,000	3,997
5.40%, 06/30/2033	3,000	2,972
5.35%, 04/01/2034	89,000	87,329
4.38%, 05/15/2047	571,000	459,872
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	44,000	45,021
6.13%, 10/15/2033	25,000	26,000
Sempra,
3.80%, 02/01/2038	559,000	457,112
6.88%, 10/01/2054(f)	131,000	130,522
Principal Amount		Value
Multi-Utilities–(continued)
WEC Energy Group, Inc.,
5.00%, 09/27/2025	$7,000	$6,957
5.15%, 10/01/2027	6,000	5,985
4.75%, 01/15/2028	5,000	4,952
1.80%, 10/15/2030	4,000	3,258
		1,390,022
Office REITs–0.03%
Office Properties Income Trust, 9.00%, 09/30/2029(d)	62,000	48,825
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	299,000	319,152
		367,977
Oil & Gas Drilling–0.00%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	13,000	13,780
Oil & Gas Equipment & Services–0.00%
Northern Natural Gas Co., 5.63%, 02/01/2054(d)	23,000	22,546
Oil & Gas Exploration & Production–0.26%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	622,000	504,270
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	3,000	2,890
ConocoPhillips Co.,
4.15%, 11/15/2034	230,000	207,432
5.55%, 03/15/2054	16,000	15,757
5.70%, 09/15/2063	9,000	8,949
Diamondback Energy, Inc., 5.75%, 04/18/2054(c)	488,000	473,418
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	2,005,000	2,315,274
Pioneer Natural Resources Co., 5.10%, 03/29/2026	3,000	2,995
		3,530,985
Oil & Gas Refining & Marketing–0.03%
Phillips 66 Co., 5.30%, 06/30/2033	11,000	10,876
Valero Energy Corp., 4.00%, 06/01/2052	531,000	389,675
		400,551
Oil & Gas Storage & Transportation–0.47%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	12,000	12,175
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(d)	8,000	8,066
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	11,000	11,091
Series NC5, 8.25%, 01/15/2084(f)	39,000	40,732
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco V.I. Equity and Income Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer L.P.,
6.05%, 12/01/2026	$44,000	$44,594
6.40%, 12/01/2030	448,000	471,360
5.75%, 02/15/2033	3,000	3,033
6.55%, 12/01/2033	7,000	7,423
5.55%, 05/15/2034	36,000	35,651
4.90%, 03/15/2035	344,000	319,738
5.30%, 04/01/2044	587,000	529,520
5.00%, 05/15/2050	724,000	615,078
5.95%, 05/15/2054	28,000	27,283
Enterprise Products Operating LLC,
6.45%, 09/01/2040	23,000	24,687
4.25%, 02/15/2048	696,000	569,474
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia), 6.51%, 02/23/2042(d)	200,000	208,252
Kinder Morgan, Inc.,
4.30%, 06/01/2025	878,000	866,879
4.80%, 02/01/2033	3,000	2,845
5.20%, 06/01/2033	9,000	8,738
5.30%, 12/01/2034	407,000	394,660
5.45%, 08/01/2052	4,000	3,683
MPLX L.P.,
5.00%, 03/01/2033	3,000	2,868
4.50%, 04/15/2038	810,000	706,757
4.95%, 03/14/2052	3,000	2,545
ONEOK, Inc.,
5.65%, 11/01/2028	3,000	3,046
5.80%, 11/01/2030	23,000	23,556
6.10%, 11/15/2032	3,000	3,102
6.05%, 09/01/2033	23,000	23,691
6.63%, 09/01/2053	34,000	36,311
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	6,000	6,144
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	9,000	9,229
Spectra Energy Partners L.P., 4.50%, 03/15/2045	488,000	399,284
Targa Resources Corp., 5.20%, 07/01/2027	3,000	2,995
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	169,000	184,466
Western Midstream Operating L.P., 6.15%, 04/01/2033	8,000	8,206
Williams Cos., Inc. (The),
5.40%, 03/02/2026	658,000	657,673
5.30%, 08/15/2028	40,000	40,135
5.65%, 03/15/2033	11,000	11,106
		6,326,076
Other Specialized REITs–0.11%
EPR Properties, 4.75%, 12/15/2026	1,556,000	1,504,271
Other Specialty Retail–0.00%
Tractor Supply Co., 5.25%, 05/15/2033	4,000	3,967
Principal Amount		Value
Packaged Foods & Meats–0.02%
Campbell Soup Co.,
5.30%, 03/20/2026	$35,000	$34,928
5.20%, 03/19/2027	48,000	48,089
5.20%, 03/21/2029	54,000	54,049
5.40%, 03/21/2034	72,000	71,556
Conagra Brands, Inc., 4.60%, 11/01/2025	3,000	2,965
General Mills, Inc., 2.25%, 10/14/2031	3,000	2,465
J.M. Smucker Co. (The), 6.20%, 11/15/2033	15,000	15,760
Mars, Inc.,
4.55%, 04/20/2028(d)	21,000	20,719
4.65%, 04/20/2031(d)	6,000	5,855
McCormick & Co., Inc., 4.95%, 04/15/2033	3,000	2,929
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	63,000	61,940
		321,255
Paper & Plastic Packaging Products & Materials–0.04%
International Paper Co., 6.00%, 11/15/2041	223,000	224,191
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030(d)	100,000	99,524
5.44%, 04/03/2034(d)	102,000	101,168
5.78%, 04/03/2054(d)	100,000	99,526
		524,409
Passenger Airlines–0.07%
American Airlines Pass-Through Trust,
Series 2014-1, Class A, 3.70%, 04/01/2028	219,729	210,088
Series 2021-1, Class B, 3.95%, 07/11/2030	34,600	32,018
Series 2021-1, Class A, 2.88%, 07/11/2034	2,759	2,371
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(d)	10,732	9,291
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(d)	6,529	6,451
4.75%, 10/20/2028(d)	10,309	10,044
United Airlines Pass-Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	277,293	267,842
Series 2020-1, Class A, 5.88%, 10/15/2027	2,755	2,766
Series 2018-1, Class AA, 3.50%, 03/01/2030	376,200	348,155
		889,026
Personal Care Products–0.05%
Kenvue, Inc.,
5.05%, 03/22/2028	3,000	3,017
5.00%, 03/22/2030	11,000	11,039
4.90%, 03/22/2033	15,000	14,840
5.10%, 03/22/2043	3,000	2,899
5.05%, 03/22/2053(c)	714,000	673,973
5.20%, 03/22/2063	3,000	2,834
		708,602
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco V.I. Equity and Income Fund

Principal Amount		Value
Pharmaceuticals–0.58%
AstraZeneca Finance LLC (United Kingdom),
4.80%, 02/26/2027	$207,000	$205,851
4.85%, 02/26/2029	53,000	52,907
4.90%, 02/26/2031	96,000	95,786
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	985,000	935,809
Bayer US Finance LLC (Germany),
6.25%, 01/21/2029(d)	200,000	204,279
6.38%, 11/21/2030(d)	200,000	205,031
6.50%, 11/21/2033(d)	200,000	204,676
6.88%, 11/21/2053(d)	274,000	281,671
Bristol-Myers Squibb Co.,
4.95%, 02/20/2026	87,000	86,745
4.90%, 02/22/2027	26,000	25,931
4.90%, 02/22/2029	28,000	27,952
5.75%, 02/01/2031	37,000	38,427
5.90%, 11/15/2033	22,000	23,102
4.13%, 06/15/2039	621,000	539,167
6.25%, 11/15/2053	562,000	604,032
6.40%, 11/15/2063	21,000	22,818
Eli Lilly and Co.,
4.50%, 02/09/2027	236,000	234,012
4.70%, 02/27/2033	6,000	5,899
4.70%, 02/09/2034	170,000	166,753
4.88%, 02/27/2053	6,000	5,627
5.00%, 02/09/2054	53,000	50,652
4.95%, 02/27/2063	3,000	2,791
5.10%, 02/09/2064	63,000	60,227
GlaxoSmithKline Capital, Inc. (United Kingdom), 6.38%, 05/15/2038	64,000	70,613
Haleon US Capital LLC, 4.00%, 03/24/2052	315,000	250,407
Merck & Co., Inc.,
4.90%, 05/17/2044	24,000	22,673
5.00%, 05/17/2053	3,000	2,823
5.15%, 05/17/2063	3,000	2,852
Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	529,000	497,524
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/2033	17,000	16,571
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	160,000	158,855
Zoetis, Inc.,
5.40%, 11/14/2025	2,420,000	2,419,019
4.70%, 02/01/2043	333,000	297,614
		7,819,096
Precious Metals & Minerals–0.01%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(d)	86,000	85,580
Property & Casualty Insurance–0.12%
Allstate Corp. (The), 3.28%, 12/15/2026	302,000	289,074
Fairfax Financial Holdings Ltd. (Canada), 6.35%, 03/22/2054(d)	86,000	86,157
Markel Group, Inc.,
5.00%, 03/30/2043	351,000	313,965
5.00%, 05/20/2049	497,000	439,995
Principal Amount		Value
Property & Casualty Insurance–(continued)
Travelers Cos., Inc. (The),
4.60%, 08/01/2043	$605,000	$544,463
5.45%, 05/25/2053	3,000	3,006
		1,676,660
Rail Transportation–0.20%
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	399,000	344,750
Norfolk Southern Corp.,
5.05%, 08/01/2030	11,000	10,987
5.55%, 03/15/2034	22,000	22,455
3.40%, 11/01/2049	461,000	322,650
5.35%, 08/01/2054	485,000	462,895
5.95%, 03/15/2064	26,000	26,520
Union Pacific Corp.,
2.15%, 02/05/2027	4,000	3,728
4.50%, 01/20/2033	5,000	4,819
3.20%, 05/20/2041	1,018,000	770,647
4.15%, 01/15/2045	426,000	342,978
3.84%, 03/20/2060	519,000	381,702
5.15%, 01/20/2063	7,000	6,467
		2,700,598
Real Estate Development–0.00%
Essential Properties L.P., 2.95%, 07/15/2031	3,000	2,470
Regional Banks–0.05%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	3,000	2,643
2.64%, 09/30/2032	3,000	2,303
6.65%, 04/25/2035(c)(f)	295,000	305,068
5.64%, 05/21/2037(f)	3,000	2,785
M&T Bank Corp., 5.05%, 01/27/2034(f)	3,000	2,778
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(f)	221,000	224,023
Truist Financial Corp.,
6.05%, 06/08/2027(f)	19,000	19,142
4.87%, 01/26/2029(f)	3,000	2,943
7.16%, 10/30/2029(f)	23,000	24,429
5.44%, 01/24/2030(f)	26,000	25,938
4.92%, 07/28/2033(f)	3,000	2,778
6.12%, 10/28/2033(f)	3,000	3,069
5.87%, 06/08/2034(f)	15,000	15,122
		633,021
Reinsurance–0.08%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	3,000	1,931
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(d)	398,000	393,941
PartnerRe Finance B LLC, 3.70%, 07/02/2029	500,000	468,295
Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(d)(f)	200,000	198,345
		1,062,512
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco V.I. Equity and Income Fund

Principal Amount		Value
Renewable Electricity–0.04%
NSTAR Electric Co., 4.55%, 06/01/2052	$3,000	$2,520
Oglethorpe Power Corp., 4.55%, 06/01/2044(c)	679,000	551,470
		553,990
Restaurants–0.06%
McDonald’s Corp.,
4.80%, 08/14/2028	59,000	58,659
4.95%, 08/14/2033	43,000	42,381
5.15%, 09/09/2052	5,000	4,615
5.45%, 08/14/2053	14,000	13,532
Starbucks Corp., 3.55%, 08/15/2029(c)	705,000	660,502
		779,689
Retail REITs–0.17%
Agree L.P., 2.00%, 06/15/2028	3,000	2,651
Kimco Realty OP LLC, 3.20%, 04/01/2032	1,500,000	1,288,129
Kite Realty Group L.P., 5.50%, 03/01/2034	15,000	14,676
NNN REIT, Inc.,
5.60%, 10/15/2033	6,000	5,973
3.50%, 04/15/2051	3,000	2,083
Realty Income Corp.,
3.20%, 01/15/2027	3,000	2,839
5.63%, 10/13/2032	3,000	3,040
Regency Centers L.P.,
2.95%, 09/15/2029	753,000	676,659
5.25%, 01/15/2034	26,000	25,334
4.65%, 03/15/2049	256,000	211,815
		2,233,199
Self-Storage REITs–0.08%
Extra Space Storage L.P.,
3.50%, 07/01/2026	404,000	388,781
5.70%, 04/01/2028	371,000	375,350
5.40%, 02/01/2034	55,000	53,872
Prologis L.P.,
4.88%, 06/15/2028	13,000	12,941
4.63%, 01/15/2033	3,000	2,875
4.75%, 06/15/2033	21,000	20,257
5.13%, 01/15/2034	11,000	10,876
5.00%, 03/15/2034	129,000	126,217
5.25%, 06/15/2053	25,000	23,612
5.25%, 03/15/2054	36,000	34,053
Public Storage Operating Co.,
5.13%, 01/15/2029	4,000	4,036
5.10%, 08/01/2033	23,000	22,824
5.35%, 08/01/2053	13,000	12,551
		1,088,245
Semiconductors–0.88%
Broadcom, Inc., 3.47%, 04/15/2034(c)(d)	640,000	545,815
Foundry JV Holdco LLC, 5.88%, 01/25/2034(d)	272,000	269,967
Marvell Technology, Inc., 2.45%, 04/15/2028	1,210,000	1,092,353
Microchip Technology, Inc., Conv., 0.75%, 06/01/2027(d)(h)	8,998,000	9,107,776
Principal Amount		Value
Semiconductors–(continued)
Micron Technology, Inc.,
4.66%, 02/15/2030(c)	$680,000	$659,275
5.30%, 01/15/2031	34,000	33,933
3.37%, 11/01/2041	179,000	131,067
Skyworks Solutions, Inc.,
1.80%, 06/01/2026	2,000	1,861
3.00%, 06/01/2031	3,000	2,544
		11,844,591
Single-Family Residential REITs–0.00%
Sun Communities Operating L.P., 2.70%, 07/15/2031	3,000	2,479
Sovereign Debt–0.01%
Saudi Government International Bond (Saudi Arabia), 4.75%, 01/16/2030(d)	200,000	196,761
Specialized Finance–0.00%
Blackstone Holdings Finance Co. LLC, 1.60%, 03/30/2031(d)	3,000	2,368
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	159,000	134,235
Systems Software–0.20%
Microsoft Corp., 3.50%, 02/12/2035(c)	404,000	366,167
Oracle Corp.,
6.25%, 11/09/2032	9,000	9,530
4.90%, 02/06/2033	11,000	10,675
3.60%, 04/01/2040	965,000	742,255
6.90%, 11/09/2052	4,000	4,481
VMware LLC,
1.00%, 08/15/2024	1,509,000	1,499,806
3.90%, 08/21/2027	2,000	1,920
		2,634,834
Technology Distributors–0.05%
Avnet, Inc., 4.63%, 04/15/2026	671,000	660,084
Technology Hardware, Storage & Peripherals–0.02%
Apple, Inc., 3.35%, 02/09/2027	315,000	303,752
Telecom Tower REITs–0.15%
American Tower Corp., 1.60%, 04/15/2026	852,000	795,784
Crown Castle, Inc.,
2.50%, 07/15/2031(c)	1,413,000	1,168,000
4.75%, 05/15/2047	46,000	39,273
		2,003,057
Tobacco–0.23%
Altria Group, Inc., 5.80%, 02/14/2039	1,124,000	1,125,706
B.A.T Capital Corp. (United Kingdom),
5.83%, 02/20/2031	69,000	69,996
6.00%, 02/20/2034	18,000	18,218
7.08%, 08/02/2043	3,000	3,164
7.08%, 08/02/2053	3,000	3,192
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco V.I. Equity and Income Fund

Principal Amount		Value
Tobacco–(continued)
Philip Morris International, Inc.,
3.25%, 11/10/2024	$1,105,000	$1,095,692
4.75%, 02/12/2027	172,000	170,663
5.13%, 11/17/2027	3,000	3,000
4.88%, 02/15/2028	32,000	31,735
5.25%, 09/07/2028	35,000	35,297
4.88%, 02/13/2029	144,000	142,450
5.13%, 02/13/2031	35,000	34,639
5.63%, 09/07/2033	26,000	26,238
5.25%, 02/13/2034	69,000	67,719
4.88%, 11/15/2043	300,000	264,834
		3,092,543
Trading Companies & Distributors–0.17%
Air Lease Corp.,
4.25%, 09/15/2024	427,000	425,589
2.30%, 02/01/2025	1,850,000	1,810,767
		2,236,356
Transaction & Payment Processing Services–0.73%
Block, Inc., Conv., 0.13%, 03/01/2025	4,256,000	4,116,774
Fiserv, Inc.,
2.75%, 07/01/2024	170,000	170,000
5.38%, 08/21/2028	48,000	48,360
5.63%, 08/21/2033	25,000	25,223
5.45%, 03/15/2034	144,000	143,162
Global Payments, Inc., Conv., 1.50%, 03/01/2031(d)	5,815,000	5,352,708
Mastercard, Inc., 4.85%, 03/09/2033	20,000	19,920
		9,876,147
Wireless Telecommunication Services–0.30%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042(c)	600,000	507,761
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	533,000	445,502
4.30%, 02/15/2048	1,394,000	1,105,845
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(d)	286,875	285,126
T-Mobile USA, Inc.,
2.70%, 03/15/2032(c)	1,074,000	898,857
3.40%, 10/15/2052	750,000	512,438
5.65%, 01/15/2053	9,000	8,874
6.00%, 06/15/2054	301,000	311,512
		4,075,915
Total U.S. Dollar Denominated Bonds & Notes (Cost $297,932,511)		286,210,026
U.S. Treasury Securities–8.08%
U.S. Treasury Bills–0.01%
5.27%, 09/05/2024(l)(m)	115,000	113,902
Principal Amount		Value
U.S. Treasury Bonds–1.40%
4.50%, 02/15/2036	$2,636,800	$2,687,476
4.50%, 08/15/2039	36,400	36,533
4.38%, 05/15/2040	72,800	71,842
4.63%, 05/15/2044(c)	13,579,500	13,556,160
4.25%, 02/15/2054	2,607,100	2,483,059
		18,835,070
U.S. Treasury Notes–6.67%
4.63%, 02/28/2026	55,000	54,809
4.88%, 05/31/2026	28,457,600	28,517,628
4.63%, 06/15/2027	30,595,500	30,685,135
4.25%, 02/28/2029	275,000	273,813
4.25%, 02/28/2031	28,000	27,839
4.63%, 05/31/2031	22,437,100	22,805,209
4.38%, 05/15/2034	7,366,100	7,368,977
		89,733,410
Total U.S. Treasury Securities (Cost $109,039,390)		108,682,382

Asset-Backed Securities–1.57%
AGL CLO 29 Ltd., Series 2024-29A, Class A1, 6.90% (3 mo. Term SOFR + 1.57%), 04/21/2037(d)(i)	533,000	537,662
Alternative Loan Trust, Series 2005-29CB, Class A4, 5.00%, 07/25/2035	70,019	38,035
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(d)	235,000	214,514
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(d)(n)	20,725	19,592
Series 2020-3, Class A1, 1.69%, 04/25/2065(d)(n)	74,204	68,291
Series 2021-3, Class A1, 1.07%, 05/25/2066(d)(n)	44,817	37,429
Series 2021-7, Class A1, 1.98%, 10/25/2066(d)(n)	114,488	95,439
Series 2022-1, Class A1, 2.88%, 12/25/2066(d)(k)	206,984	187,134
Series 2023-6, Class A1, 6.50%, 12/25/2067(d)(k)	85,928	86,314
Series 2024-2, Class A1, 5.99%, 01/25/2069(d)(k)	316,239	314,991
Apidos CLO XXV, Series 2016-25A, Class A1R2, 6.47% (3 mo. Term SOFR + 1.15%), 10/20/2031(d)(i)	308,277	308,415
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(d)	415,000	397,008
Series 2023-1A, Class A, 5.25%, 04/20/2029(d)	100,000	99,449
Series 2023-4A, Class A, 5.49%, 06/20/2029(d)	291,000	292,097
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-2A, Class AR2, 6.76% (3 mo. Term SOFR + 1.44%), 07/25/2034(d)(i)	424,000	424,441
Series 2021-1A, Class A, 6.65% (3 mo. Term SOFR + 1.32%), 04/18/2034(d)(i)	125,000	125,031
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco V.I. Equity and Income Fund

Principal Amount		Value

Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	$15,630	$12,708
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(n)	4,844	4,151
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, 6.38%, 06/25/2034(n)	12,882	12,162
Bank, Series 2019-BNK16, Class XA, IO, 1.10%, 02/15/2052(o)	1,459,646	48,221
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(d)(n)	177,366	146,965
Series 2021-4, Class A4, 2.50%, 10/25/2051(d)(n)	177,366	141,175
Series 2021-4, Class A8, 2.50%, 10/25/2051(d)(n)	161,821	139,090
Series 2021-5, Class A1, 3.00%, 11/25/2051(d)(n)	183,850	152,567
Series 2021-5, Class A2, 2.50%, 11/25/2051(d)(n)	224,335	178,561
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(i)	77,016	70,497
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(i)	25,251	23,240
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.66%, 01/15/2051(o)	1,487,554	21,585
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(d)(n)	31,682	29,657
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 6.29% (1 mo. Term SOFR + 0.96%), 11/15/2038(d)(i)	103,750	102,602
Series 2021-VOLT, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 09/15/2036(d)(i)	210,000	207,527
Series 2021-VOLT, Class B, 6.39% (1 mo. Term SOFR + 1.06%), 09/15/2036(d)(i)	190,000	187,389
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(d)	105,000	103,967
Series 2022-LBA6, Class A, 6.33% (1 mo. Term SOFR + 1.00%), 01/15/2039(d)(i)	185,000	183,077
Series 2022-LBA6, Class B, 6.63% (1 mo. Term SOFR + 1.30%), 01/15/2039(d)(i)	110,000	109,570
Series 2022-LBA6, Class C, 6.93% (1 mo. Term SOFR + 1.60%), 01/15/2039(d)(i)	100,000	99,628
Carlyle US CLO Ltd., Series 2021-1A, Class A1, 6.73% (3 mo. Term SOFR + 1.40%), 04/15/2034(d)(i)	250,000	250,336
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.01%, 11/13/2050(o)	740,580	14,536
Principal Amount		Value

Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 6.57% (3 mo. Term SOFR + 1.24%), 04/20/2031(d)(i)	$206,494	$206,725
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(d)(n)	3,607	3,314
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.83%, 01/25/2036(n)	33,561	29,898
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.13%, 10/12/2050(o)	1,791,137	45,911
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 7.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(i)	59,366	55,469
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(d)(n)	179,028	142,498
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(d)(n)	78,290	67,247
Series 2022-1, Class A1, 2.28%, 12/27/2066(d)(n)	117,188	102,230
Series 2022-2, Class A1, 2.99%, 02/25/2067(d)(k)	120,518	110,681
Series 2022-3, Class A1, 3.90%, 02/25/2067(d)(n)	207,514	195,930
COMM Mortgage Trust,
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	865,000	833,400
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	495,000	482,712
Commercial Mortgage Trust, Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	1,401	1,399
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	23,319	13,970
Series 2006-6, Class A3, 6.00%, 04/25/2036	16,140	7,747
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(d)(n)	29,993	26,246
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(d)(n)	40,720	35,235
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(d)(n)	146,145	136,251
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(d)(n)	100,000	86,695
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(d)(n)	212,706	206,890
Cross Mortgage Trust, Series 2024-H2, Class A1, 6.09%, 04/25/2069(d)(k)	161,334	161,151
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	571,000	482,481
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	79,358	36,868
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(d)	180,000	178,880
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco V.I. Equity and Income Fund

Principal Amount		Value

Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.67% (3 mo. Term SOFR + 1.34%), 01/15/2034(d)(i)	$100,056	$100,128
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(d)(n)	8,231	8,011
Series 2021-1, Class A1, 0.80%, 02/25/2066(d)(n)	27,550	23,195
Series 2022-1, Class A1, 2.21%, 01/25/2067(d)(n)	110,571	94,099
Series 2022-3, Class A1, 5.00%, 08/25/2067(d)(k)	206,245	202,981
Empower CLO Ltd., Series 2024-1A, Class A1, 6.91% (3 mo. Term SOFR + 1.60%), 04/25/2037(d)(i)	250,000	251,311
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 09/15/2025(d)	16,884	16,859
Extended Stay America Trust, Series 2021-ESH, Class B, 6.82% (1 mo. Term SOFR + 1.49%), 07/15/2038(d)(i)	95,319	95,009
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 5.50% (1 mo. Term SOFR + 0.76%), 11/25/2035(i)	35,021	14,761
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(d)(n)	274,294	236,400
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(d)(n)	71,541	61,859
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(d)	266,934	269,080
Golub Capital Partners CLO 40(B) Ltd., Series 2019-40A, Class AR, 6.68% (3 mo. Term SOFR + 1.35%), 01/25/2032(d)(i)	256,798	257,028
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.38%, 05/12/2053	225,000	191,522
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(d)(n)	147,351	127,222
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.43%, 07/25/2035(n)	2,568	2,296
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.68%, 12/27/2027(d)	113,000	103,258
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(d)	100,000	100,280
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	20,791	19,177
Principal Amount		Value

JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(n)	$16,232	$15,740
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(d)(n)	196,580	160,287
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(d)(n)	206,183	206,162
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(n)	270,000	244,138
Series 2014-C25, Class AS, 4.07%, 11/15/2047	105,000	99,286
Series 2015-C27, Class XA, IO, 1.27%, 02/15/2048(o)	1,846,681	4,143
KKR CLO 27 Ltd., Series 27A, Class AR, 6.61% (3 mo. Term SOFR + 1.28%), 10/15/2032(d)(i)	170,000	170,279
Life Mortgage Trust,
Series 2021-BMR, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 03/15/2038(d)(i)	127,786	125,569
Series 2021-BMR, Class B, 6.32% (1 mo. Term SOFR + 0.99%), 03/15/2038(d)(i)	211,339	206,525
Series 2021-BMR, Class C, 6.54% (1 mo. Term SOFR + 1.21%), 03/15/2038(d)(i)	103,212	100,617
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 6.74% (3 mo. Term SOFR + 1.41%), 04/19/2033(d)(i)	617,645	619,063
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 6.62% (3 mo. Term SOFR + 1.29%), 10/15/2032(d)(i)	250,000	250,313
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 6.41%, 04/21/2034(n)	7,273	6,953
Med Trust, Series 2021-MDLN, Class A, 6.39% (1 mo. Term SOFR + 1.06%), 11/15/2038(d)(i)	139,331	139,115
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(d)(n)	115,160	99,304
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(d)(n)	111,919	96,359
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(d)(n)	137,988	118,372
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 07/15/2038(d)(i)	105,000	104,669
Series 2021-STOR, Class B, 6.34% (1 mo. Term SOFR + 1.01%), 07/15/2038(d)(i)	105,000	104,580
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class AS, 3.83%, 12/15/2047	720,000	707,825
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(o)	611,139	15,095
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco V.I. Equity and Income Fund

Principal Amount		Value

Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(d)(n)	$108,501	$91,370
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 6.61% (3 mo. Term SOFR + 1.28%), 04/19/2030(d)(i)	225,238	225,463
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 6.65% (3 mo. Term SOFR + 1.32%), 04/16/2033(d)(i)	250,000	250,500
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(d)(n)	134,022	121,642
OBX Trust,
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(d)(n)	144,628	125,670
Series 2022-NQM2, Class A1, 2.96%, 01/25/2062(d)(n)	174,956	160,397
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(d)(k)	102,978	95,652
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(d)(k)	110,000	96,389
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(d)(k)	291,078	290,011
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(d)(n)	126,537	109,502
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 6.55% (3 mo. Term SOFR + 1.22%), 07/15/2030(d)(i)	220,228	220,335
Series 2020-8RA, Class A1, 6.80% (3 mo. Term SOFR + 1.48%), 01/17/2032(d)(i)	365,126	365,680
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(d)(n)	172,590	141,801
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(d)(k)	283,398	288,597
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(d)	110,968	98,610
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(d)	206,111	200,625
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 6.63% (3 mo. Term SOFR + 1.30%), 02/20/2030(d)(i)	117,885	117,967
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	2,991	2,291
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(d)(n)	12,564	12,127
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(d)	121,026	115,547
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(d)(n)	249,562	227,597
Series 2022-1, Class A2, 3.58%, 03/27/2062(d)(n)	109,977	98,606
Principal Amount		Value

Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(d)	$97,250	$84,457
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(d)	97,250	78,167
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(d)(n)	82,450	73,558
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(n)	5,543	5,204
Series 2021-6, Class A1, 1.92%, 11/25/2066(d)(n)	207,081	176,766
Series 2022-1, Class A1, 2.45%, 12/25/2066(d)(n)	151,492	131,740
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 6.88% (3 mo. Term SOFR + 1.55%), 04/18/2033(d)(i)	250,000	250,480
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(d)	141,867	127,103
TICP CLO XV Ltd., Series 2020-15A, Class A, 6.87% (3 mo. Term SOFR + 1.54%), 04/20/2033(d)(i)	256,000	256,284
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(d)	230,178	203,783
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.21%, 11/15/2050(o)	1,154,251	26,835
Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(d)(k)	30,375	29,172
Series 2020-1, Class A2, 3.64%, 01/25/2060(d)(k)	41,490	39,875
Series 2021-1, Class A1B, 1.32%, 01/25/2066(d)(n)	36,403	32,082
Series 2021-7, Class A1, 1.83%, 10/25/2066(d)(k)	168,056	147,272
Series 2021-R1, Class A1, 0.82%, 10/25/2063(d)(n)	47,591	43,902
Series 2022-1, Class A1, 2.72%, 01/25/2067(d)(k)	116,298	105,022
Series 2022-3, Class A1, 4.13%, 02/25/2067(d)(k)	153,542	143,306
Series 2022-7, Class A1, 5.15%, 07/25/2067(d)(k)	82,539	81,611
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(d)(k)	99,566	99,991
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	33,212	31,018
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.82%, 10/25/2033(n)	18,667	17,437
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(n)	23,397	20,990
Series 2005-AR16, Class 1A1, 4.82%, 12/25/2035(n)	23,529	20,806
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.00%, 12/15/2050(o)	1,018,941	24,669
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Invesco V.I. Equity and Income Fund

Principal Amount		Value

WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	$421,000	$420,683
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	30,320	29,066
Series 2014-C20, Class AS, 4.18%, 05/15/2047	48,225	46,605
Total Asset-Backed Securities (Cost $22,603,980)		21,108,014
Shares
Preferred Stocks–0.54%
Asset Management & Custody Banks–0.17%
AMG Capital Trust II, 5.15%, Conv. Pfd.	44,432	2,264,255
Diversified Banks–0.01%
Citigroup, Inc., 5.00%, Series U, Pfd.(f)	209,000	208,169
Diversified Financial Services–0.02%
Apollo Global Management, Inc., 7.63%, Pfd.(f)	11,550	304,920
Oil & Gas Storage & Transportation–0.34%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	95,499	4,520,922
Total Preferred Stocks (Cost $6,185,676)		7,298,266
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.17%
Collateralized Mortgage Obligations–0.04%
Fannie Mae Interest STRIPS,
IO, 6.50%, 02/25/2032 to 02/25/2033(o)(p)	$67,917	9,232
7.00%, 04/25/2032(p)	2,414	392
6.00%, 06/25/2033 to 09/25/2035(o)(p)	58,068	8,166
5.50%, 09/25/2033 to 06/25/2035(p)	116,455	17,012
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(p)	$28,588	$810
1.65% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(i)(p)	14,738	724
2.45% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(i)(p)	24,565	2,014
2.50% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(i)(p)	5,344	441
2.65% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032(i)(p)	6,693	665
2.55% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(i)(p)	77,509	7,478
2.65% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(i)(p)	6,207	318
2.80% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(i)(p)	36,167	4,635
2.10% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(i)(p)	4,927	477
0.60% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(i)(p)	18,038	786
1.30% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(i)(p)	2,292	142
1.15% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(i)(p)	124,625	6,403
1.25% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(i)(p)	49,200	3,377
3.50%, 08/25/2035(p)	163,596	18,283
0.65% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(i)(p)	14,733	1,063
1.09% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(i)(p)	24,108	1,696
1.10% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(i)(p)	31,092	1,991
0.70% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(i)(p)	111,714	9,965
0.45% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(i)(p)	291,815	23,489
6.00%, 11/25/2028	7,910	7,908
5.50%, 04/25/2035 to 07/25/2046(p)	128,907	89,169
5.70% (30 Day Average SOFR + 0.36%), 08/25/2035(i)	7,557	7,482
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Invesco V.I. Equity and Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
4.58% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(i)	$18,820	$21,680
4.22% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(i)	1,741	1,850
4.22% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(i)	9,059	9,816
6.39% (30 Day Average SOFR + 1.05%), 06/25/2037(i)	8,656	8,759
5.00%, 04/25/2040	2,978	2,953
4.00%, 03/25/2041 to 08/25/2047(p)	81,496	14,795
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC03, Class X1, IO, 0.62%, 11/25/2024(o)	2,208,136	3,999
Series K734, Class X1, IO, 0.78%, 02/25/2026(o)	1,964,891	14,130
Series K735, Class X1, IO, 1.10%, 05/25/2026(o)	1,958,768	26,423
Series K093, Class X1, IO, 1.08%, 05/25/2029(o)	1,584,738	58,759
Freddie Mac REMICs,
IO, 2.20% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(i)(p)	13,556	347
3.00%, 06/15/2027 to 05/15/2040(p)	93,523	2,708
2.50%, 05/15/2028(p)	22,574	685
1.25% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(i)(p)	103,872	4,821
1.30% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(i)(p)	5,308	251
1.27% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(i)(p)	34,999	1,645
1.55% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(i)(p)	6,137	534
0.55% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(i)(p)	3,552	258
0.62% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(i)(p)	22,639	1,660
0.80% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(i)(p)	10,223	670
0.65% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(i)(p)	42,939	3,144
4.00%, 03/15/2045(p)	8,238	170
6.50%, 03/15/2032 to 06/15/2032	30,651	31,431
3.50%, 05/15/2032	6,746	6,487
4.78% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(i)	3,621	4,233
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
5.85% (30 Day Average SOFR + 0.51%), 09/15/2035(i)	$17,803	$17,595
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(p)	7,276	455
3.00%, 12/15/2027(p)	35,420	1,388
3.27%, 12/15/2027(o)	9,677	333
6.50%, 02/01/2028(p)	2,079	159
6.00%, 12/15/2032(p)	9,687	1,070
PO, 0.00%, 06/01/2026(e)	1,206	1,159
		468,485
Federal Home Loan Mortgage Corp. (FHLMC)–0.09%
9.00%, 01/01/2025 to 05/01/2025	28	28
6.50%, 07/01/2028 to 04/01/2034	5,515	5,689
6.75%, 03/15/2031	682,000	770,516
7.00%, 10/01/2031 to 10/01/2037	15,734	16,206
5.00%, 12/01/2034	348	344
5.50%, 02/01/2037 to 06/01/2053	428,230	424,217
		1,217,000
Federal National Mortgage Association (FNMA)–0.04%
9.50%, 04/01/2030	36	36
7.50%, 01/01/2033	11,019	11,233
6.00%, 03/01/2037	35,695	36,509
4.00%, 05/01/2052	542,201	501,943
		549,721
Government National Mortgage Association (GNMA)–0.00%
IO, 1.11% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(i)(p)	87,270	5,393
1.21% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(i)(p)	37,944	1,980
4.50%, 09/16/2047(p)	121,916	18,096
0.76% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(i)(p)	103,428	12,238
		37,707
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,968,059)		2,272,913

Agency Credit Risk Transfer Notes–0.04%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 7.44% (30 Day Average SOFR + 2.10%), 03/25/2042(d)(i)	180,119	183,224
Series 2022-R04, Class 1M1, 7.34% (30 Day Average SOFR + 2.00%), 03/25/2042(d)(i)	95,388	97,063
Series 2023-R02, Class 1M1, 7.64% (30 Day Average SOFR + 2.30%), 01/25/2043(d)(i)	68,169	69,954
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Invesco V.I. Equity and Income Fund

Principal Amount		Value

Freddie Mac,
Series 2022-DNA3, Class M1A, STACR®, 7.34% (30 Day Average SOFR + 2.00%), 04/25/2042(d)(i)	$124,075	$125,969
Series 2022-DNA6, Class M1, STACR®, 7.49% (30 Day Average SOFR + 2.15%), 09/25/2042(d)(i)	57,182	57,976
Series 2023-DNA1, Class M1, STACR®, 7.44% (30 Day Average SOFR + 2.10%), 03/25/2043(d)(i)	55,419	56,450
Total Agency Credit Risk Transfer Notes (Cost $580,352)		590,636

Municipal Obligations–0.03%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	100,000	91,180
Series 2022, RB, 4.35%, 06/01/2041	75,000	67,111
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	265,000	201,457
Total Municipal Obligations (Cost $440,000)		359,748
Shares
Money Market Funds–4.51%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(q)(r)	21,240,843	21,240,843
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(q)(r)	15,168,068	$15,172,618
Invesco Treasury Portfolio, Institutional Class, 5.21%(q)(r)	24,275,249	24,275,249
Total Money Market Funds (Cost $60,687,589)		60,688,710
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.71% (Cost $1,122,999,974)		1,342,118,306
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.62%
Invesco Private Government Fund, 5.31%(q)(r)(s)	6,108,996	6,108,996
Invesco Private Prime Fund, 5.48%(q)(r)(s)	15,658,930	15,663,628
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,772,624)		21,772,624
TOTAL INVESTMENTS IN SECURITIES–101.33% (Cost $1,144,772,598)		1,363,890,930
OTHER ASSETS LESS LIABILITIES—(1.33)%		(17,848,934)
NET ASSETS–100.00%		$1,346,041,996
Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	Invesco V.I. Equity and Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2024 was $99,817,956, which represented 7.42% of the Fund’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2024.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(k)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(l)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2024.
(o)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2024.
(p)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(q)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,970,144	$49,387,151	$(51,116,452)	$-	$-	$21,240,843	$571,416
Invesco Liquid Assets Portfolio, Institutional Class	16,413,434	35,276,534	(36,511,751)	(4,671)	(928)	15,172,618	424,571
Invesco Treasury Portfolio, Institutional Class	26,251,593	56,442,458	(58,418,802)	-	-	24,275,249	651,611
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,019,935	149,228,505	(156,139,444)	-	-	6,108,996	262,497*
Invesco Private Prime Fund	34,946,455	357,920,482	(377,181,479)	(2,312)	(19,518)	15,663,628	694,620*
Total	$113,601,561	$648,255,130	$(679,367,928)	$(6,983)	$(20,446)	$82,461,334	$2,604,715

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	8	September-2024	$(852,625)	$(5,766)	$(5,766)
U.S. Treasury 10 Year Ultra Notes	27	September-2024	(3,065,344)	(27,903)	(27,903)
Total Futures Contracts				$(33,669)	$(33,669)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/06/2024	Bank of New York Mellon (The)	GBP	9,496,390	USD	12,019,011	$12,030
07/05/2024	State Street Bank & Trust Co.	CAD	1,329,722	USD	973,931	1,879
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	Invesco V.I. Equity and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/05/2024	State Street Bank & Trust Co.	EUR	8,940,571	USD	9,679,094	$102,867
07/05/2024	State Street Bank & Trust Co.	GBP	9,998,468	USD	12,711,171	71,886
07/05/2024	State Street Bank & Trust Co.	USD	8,253,087	CAD	11,298,502	6,333
07/05/2024	State Street Bank & Trust Co.	USD	138,178	EUR	129,014	9
08/06/2024	State Street Bank & Trust Co.	EUR	8,509,269	USD	9,128,106	49
Subtotal—Appreciation						195,053
Currency Risk
07/05/2024	Bank of New York Mellon (The)	USD	12,016,732	GBP	9,496,390	(12,135)
07/05/2024	State Street Bank & Trust Co.	CAD	10,603,195	USD	7,739,046	(12,091)
07/05/2024	State Street Bank & Trust Co.	USD	463,981	CAD	634,414	(213)
07/05/2024	State Street Bank & Trust Co.	USD	9,439,096	EUR	8,811,557	(1,056)
07/05/2024	State Street Bank & Trust Co.	USD	641,788	GBP	502,078	(7,100)
08/06/2024	State Street Bank & Trust Co.	CAD	10,506,489	USD	7,680,873	(5,185)
08/06/2024	State Street Bank & Trust Co.	USD	816,763	GBP	645,877	(133)
Subtotal—Depreciation						(37,913)
Total Forward Foreign Currency Contracts						$157,140

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25	Invesco V.I. Equity and Income Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $1,062,312,385)*	$1,281,429,596
Investments in affiliated money market funds, at value (Cost $82,460,213)	82,461,334
Other investments:
Variation margin receivable — futures contracts	13,972
Unrealized appreciation on forward foreign currency contracts outstanding	195,053
Cash	252,717
Foreign currencies, at value (Cost $168,912)	168,691
Receivable for:
Investments sold	2,280,591
Fund shares sold	366,662
Dividends	1,413,689
Interest	3,195,439
Investment for trustee deferred compensation and retirement plans	204,509
Other assets	347
Total assets	1,371,982,600
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	37,913
Payable for:
Investments purchased	2,348,714
Fund shares reacquired	747,759
Collateral upon return of securities loaned	21,772,624
Accrued fees to affiliates	729,666
Accrued other operating expenses	89,512
Trustee deferred compensation and retirement plans	214,416
Total liabilities	25,940,604
Net assets applicable to shares outstanding	$1,346,041,996
Net assets consist of:
Shares of beneficial interest	$1,008,894,257
Distributable earnings	337,147,739
$1,346,041,996
Net Assets:
Series I	$170,358,758
Series II	$1,175,683,238
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	9,797,532
Series II	68,181,656
Series I:
Net asset value per share	$17.39
Series II:
Net asset value per share	$17.24

*	At June 30, 2024, securities with an aggregate value of $21,154,005 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Interest	$6,857,840
Dividends (net of foreign withholding taxes of $124,032)	8,739,406
Dividends from affiliated money market funds (includes net securities lending income of $51,016)	1,698,614
Total investment income	17,295,860
Expenses:
Advisory fees	2,328,621
Administrative services fees	1,000,613
Custodian fees	7,375
Distribution fees - Series II	1,400,782
Transfer agent fees	27,416
Trustees’ and officers’ fees and benefits	13,706
Reports to shareholders	139,557
Professional services fees	33,310
Other	5,720
Total expenses	4,957,100
Less: Fees waived	(31,598)
Net expenses	4,925,502
Net investment income	12,370,358
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	47,539,296
Affiliated investment securities	(20,446)
Foreign currencies	(1,267)
Forward foreign currency contracts	215,473
Futures contracts	42,794
47,775,850
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	2,658,627
Affiliated investment securities	(6,983)
Foreign currencies	(4,980)
Forward foreign currency contracts	353,854
Futures contracts	125,509
3,126,027
Net realized and unrealized gain	50,901,877
Net increase in net assets resulting from operations	$63,272,235

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26	Invesco V.I. Equity and Income Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$12,370,358	$21,472,152
Net realized gain	47,775,850	50,063,963
Change in net unrealized appreciation	3,126,027	31,982,801
Net increase in net assets resulting from operations	63,272,235	103,518,916
Distributions to shareholders from distributable earnings:
Series I	—	(4,940,731)
Series II	—	(69,956,414)
Total distributions from distributable earnings	—	(74,897,145)
Share transactions–net:
Series I	96,430,704	(4,133,968)
Series II	27,338,953	36,750,404
Net increase in net assets resulting from share transactions	123,769,657	32,616,436
Net increase in net assets	187,041,892	61,238,207
Net assets:
Beginning of period	1,159,000,104	1,097,761,897
End of period	$1,346,041,996	$1,159,000,104
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27	Invesco V.I. Equity and Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$16.48	$0.19	$0.72	$0.91	$—	$—	$—	$17.39	5.52%	$170,359	0.57%(d)	0.58%(d)	2.26%(d)	69%
Year ended 12/31/23	16.14	0.35	1.22	1.57	(0.34)	(0.89)	(1.23)	16.48	10.56	69,223	0.56	0.56	2.16	148
Year ended 12/31/22	20.69	0.33	(1.94)	(1.61)	(0.34)	(2.60)	(2.94)	16.14	(7.51)	71,423	0.56	0.56	1.77	146
Year ended 12/31/21	17.93	0.25	3.09	3.34	(0.38)	(0.20)	(0.58)	20.69	18.65	79,349	0.55	0.55	1.24	144
Year ended 12/31/20	17.52	0.30	1.30	1.60	(0.42)	(0.77)	(1.19)	17.93	9.95	43,099	0.56	0.57	1.84	96
Year ended 12/31/19	16.12	0.36	2.82	3.18	(0.47)	(1.31)	(1.78)	17.52	20.37	50,731	0.54	0.55	2.02	150
Series II
Six months ended 06/30/24	16.36	0.17	0.71	0.88	—	—	—	17.24	5.38	1,175,683	0.82(d)	0.83(d)	2.01(d)	69
Year ended 12/31/23	16.03	0.31	1.20	1.51	(0.29)	(0.89)	(1.18)	16.36	10.24	1,089,778	0.81	0.81	1.91	148
Year ended 12/31/22	20.55	0.28	(1.92)	(1.64)	(0.28)	(2.60)	(2.88)	16.03	(7.71)	1,026,339	0.81	0.81	1.52	146
Year ended 12/31/21	17.82	0.20	3.07	3.27	(0.34)	(0.20)	(0.54)	20.55	18.35	1,283,805	0.80	0.80	0.99	144
Year ended 12/31/20	17.42	0.26	1.28	1.54	(0.37)	(0.77)	(1.14)	17.82	9.65	1,224,382	0.81	0.82	1.59	96
Year ended 12/31/19	16.04	0.31	2.80	3.11	(0.42)	(1.31)	(1.73)	17.42	20.01	1,235,269	0.79	0.80	1.77	150

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended June 30, 2024, the portfolio turnover calculation excludes the value of securities purchased of $162,992,332 and sold of $58,503,043 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Conservative Balanced Fund into the Fund.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28	Invesco V.I. Equity and Income Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Equity and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objectives are both capital appreciation and current income.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
29	Invesco V.I. Equity and Income Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner
30	Invesco V.I. Equity and Income Fund

consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $952 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.	Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
O.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $150 million	0.500%
Next $100 million	0.450%
Next $100 million	0.400%
Over $350 million	0.350%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.38%.
31	Invesco V.I. Equity and Income Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $31,598.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $82,910 for accounting and fund administrative services and was reimbursed $917,703 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2024, the Fund incurred $50,781 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$827,822,003	$27,085,608	$—	$854,907,611
U.S. Dollar Denominated Bonds & Notes	—	285,762,111	447,915	286,210,026
U.S. Treasury Securities	—	108,682,382	—	108,682,382
Asset-Backed Securities	—	21,108,014	—	21,108,014
Preferred Stocks	7,090,097	208,169	—	7,298,266
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	2,272,913	—	2,272,913
Agency Credit Risk Transfer Notes	—	590,636	—	590,636
Municipal Obligations	—	359,748	—	359,748
Money Market Funds	60,688,710	21,772,624	—	82,461,334
Total Investments in Securities	895,600,810	467,842,205	447,915	1,363,890,930
32	Invesco V.I. Equity and Income Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Forward Foreign Currency Contracts	$—	$195,053	$—	$195,053
Other Investments - Liabilities*
Futures Contracts	(33,669)	—	—	(33,669)
Forward Foreign Currency Contracts	—	(37,913)	—	(37,913)
	(33,669)	(37,913)	—	(71,582)
Total Other Investments	(33,669)	157,140	—	123,471
Total Investments	$895,567,141	$467,999,345	$447,915	$1,364,014,401

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2024:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$195,053
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$195,053

	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$(33,669)	$(33,669)
Unrealized depreciation on forward foreign currency contracts outstanding	(37,913)	—	(37,913)
Total Derivative Liabilities	(37,913)	(33,669)	(71,582)
Derivatives not subject to master netting agreements	—	33,669	33,669
Total Derivative Liabilities subject to master netting agreements	$(37,913)	$—	$(37,913)

(a)	The daily variation margin receivable (payable) at period end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2024.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$12,030	$(12,135)	$(105)	$—	$—	$(105)
State Street Bank & Trust Co.	183,023	(25,778)	157,245	—	—	157,245
Total	$195,053	$(37,913)	$157,140	$—	$—	$157,140
Effect of Derivative Investments for the six months ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain:
Forward foreign currency contracts	$215,473	$-	$215,473
Futures contracts	-	42,794	42,794
33	Invesco V.I. Equity and Income Fund

	Location of Gain on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	$353,854	$-	$353,854
Futures contracts	-	125,509	125,509
Total	$569,327	$168,303	$737,630
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$72,362,213	$3,995,021
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $198,531,402 and $159,934,082, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$242,551,296
Aggregate unrealized (depreciation) of investments	(38,004,457)
Net unrealized appreciation of investments	$204,546,839
Cost of investments for tax purposes is $1,159,467,562.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	154,611	$2,656,248	335,065	$5,523,303
Series II	2,049,783	34,828,349	15,566,349	252,341,098
Issued as reinvestment of dividends:
Series I	-	-	333,833	4,940,731
Series II	-	-	4,758,940	69,956,414
Issued in connection with acquisitions:(b)
Series I	6,222,261	107,096,401	-	-
Series II	5,012,878	85,597,463	-	-
34	Invesco V.I. Equity and Income Fund

	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(780,501)	$(13,321,945)	(892,355)	$(14,598,002)
Series II	(5,494,399)	(93,086,859)	(17,743,643)	(285,547,108)
Net increase in share activity	7,164,633	$123,769,657	2,358,189	$32,616,436

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	After the close of business on April 26, 2024, the Fund acquired all the net assets of Invesco V.I. Conservative Balanced Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on September 20, 2023 and by the shareholders of the Target Fund on January 18, 2024. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 11,235,138 shares of the Fund for 12,654,705 shares outstanding of the Target Fund as of the close of business on April 26, 2024. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 26, 2024. The Target Fund’s net assets as of the close of business on April 26, 2024 of $192,693,864, including $(7,939,177) of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,162,768,272 and $1,355,462,136 immediately after the acquisition.
The pro forma results of operations for the six months ended June 30, 2024 assuming the reorganization had been completed on January 1, 2024, the beginning of the semi-annual reporting period are as follows:

Net investment income	$13,830,435
Net realized/unrealized gains	54,122,650
Change in net assets resulting from operations	$67,953,085
35	Invesco V.I. Equity and Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Equity and Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index).  The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one and five year periods and below the performance of the Index for the three year period.  The Board considered that the Fund’s stock selection
36	Invesco V.I. Equity and Income Fund

in certain sectors detracted from Fund performance.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2023.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the
37	Invesco V.I. Equity and Income Fund

compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
38	Invesco V.I. Equity and Income Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
39	Invesco V.I. Equity and Income Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
40	Invesco V.I. Equity and Income Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. EQV International Equity Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Proxy Results
16	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VIIGR-NCSRS

Schedule of Investments
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.43%
Australia–2.98%
Aristocrat Leisure Ltd.	711,621	$23,565,698
CSL Ltd.	62,202	12,197,637
		35,763,335
Brazil–2.17%
MercadoLibre, Inc.(a)	8,327	13,684,592
TOTVS S.A.	2,270,500	12,359,585
		26,044,177
Canada–5.25%
Canadian Pacific Kansas City Ltd.	218,289	17,191,226
CGI, Inc., Class A(a)	266,696	26,619,889
RB Global, Inc.	253,028	19,298,228
		63,109,343
China–3.59%
Airtac International Group	521,000	15,813,568
China Mengniu Dairy Co. Ltd.	2,983,000	5,338,421
China Resources Beer (Holdings) Co. Ltd.	2,178,500	7,328,310
Shenzhen Inovance Technology Co. Ltd., A Shares	1,155,100	8,145,806
Wuliangye Yibin Co. Ltd., A Shares	371,041	6,522,569
		43,148,674
Denmark–4.57%
Coloplast A/S, Class B	130,781	15,721,592
Novo Nordisk A/S, Class B	274,212	39,235,557
		54,957,149
France–13.76%
Air Liquide S.A.	92,276	15,925,682
Arkema S.A.	150,329	13,100,182
Capgemini SE	72,135	14,328,712
Edenred SE	195,783	8,303,515
LVMH Moet Hennessy Louis Vuitton SE	26,914	20,664,321
Pernod Ricard S.A.	106,794	14,570,936
Publicis Groupe S.A.	177,399	18,843,153
Schneider Electric SE	104,639	25,086,758
STMicroelectronics N.V.	353,454	13,844,066
TotalEnergies SE	307,934	20,617,331
		165,284,656
Germany–0.83%
Deutsche Boerse AG	48,565	9,926,524
Hong Kong–2.29%
AIA Group Ltd.	1,347,400	9,116,168
Techtronic Industries Co. Ltd.	1,609,500	18,348,123
		27,464,291
India–3.66%
HDFC Bank Ltd., ADR	430,551	27,697,346
SBI Life Insurance Co. Ltd.(b)	910,346	16,274,329
		43,971,675
Shares		Value
Ireland–1.13%
Kingspan Group PLC	160,074	$13,604,327
Israel–0.97%
Teva Pharmaceutical Industries Ltd., ADR(a)	714,540	11,611,275
Italy–1.49%
FinecoBank Banca Fineco S.p.A.	1,205,885	17,918,552
Japan–10.90%
Asahi Group Holdings Ltd.(c)	624,100	22,083,511
FANUC Corp.	600,800	16,493,585
Hoya Corp.	141,100	16,500,139
Keyence Corp.	14,400	6,302,562
M3, Inc.	907,500	8,682,973
Shimano, Inc.	137,300	21,218,865
SMC Corp.	17,500	8,337,992
Sony Group Corp.	211,800	18,049,836
Tokyo Electron Ltd.	60,400	13,221,583
		130,891,046
Mexico–1.88%
Wal-Mart de Mexico S.A.B. de C.V., Series V	6,633,936	22,576,051
Netherlands–5.25%
ASML Holding N.V.	25,832	26,327,092
Heineken N.V.	160,470	15,524,829
Wolters Kluwer N.V.	128,118	21,157,181
		63,009,102
Singapore–1.12%
United Overseas Bank Ltd.	582,866	13,444,573
South Korea–1.58%
Samsung Electronics Co. Ltd.	323,114	19,016,479
Sweden–4.59%
Investor AB, Class B	1,436,000	39,350,780
Svenska Handelsbanken AB, Class A	1,654,760	15,813,107
		55,163,887
Switzerland–3.29%
Cie Financiere Richemont S.A.	127,012	19,849,809
Nestle S.A.	193,309	19,731,875
		39,581,684
Taiwan–3.70%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	255,760	44,453,646
United Kingdom–14.18%
Ashtead Group PLC	274,026	18,270,314
BAE Systems PLC	1,122,190	18,691,901
DCC PLC	209,485	14,620,338
Flutter Entertainment PLC(a)	69,436	12,662,349
Haleon PLC	4,100,455	16,683,583
London Stock Exchange Group PLC	136,645	16,203,133
Reckitt Benckiser Group PLC	140,579	7,605,209

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. EQV International Equity Fund

Shares		Value
United Kingdom–(continued)
RELX PLC	747,329	$34,241,741
Rentokil Initial PLC	1,793,435	10,415,549
Shell PLC	584,963	20,981,430
		170,375,547
United States–8.25%
Broadcom, Inc.	17,387	27,915,350
CRH PLC	297,873	22,334,517
ICON PLC(a)	92,308	28,935,789
Linde PLC	45,280	19,869,317
		99,054,973
Total Common Stocks & Other Equity Interests (Cost $812,499,414)		1,170,370,966
Money Market Funds–2.44%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	10,421,549	10,421,549
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)(e)	6,938,049	6,940,131
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	11,910,342	11,910,342
Total Money Market Funds (Cost $29,270,128)		29,272,022
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.87% (Cost $841,769,542)		1,199,642,988
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.61%
Invesco Private Government Fund, 5.31%(d)(e)(f)	5,424,966	$5,424,966
Invesco Private Prime Fund, 5.48%(d)(e)(f)	13,945,731	13,949,915
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,374,881)		19,374,881
TOTAL INVESTMENTS IN SECURITIES—101.48% (Cost $861,144,423)		1,219,017,869
OTHER ASSETS LESS LIABILITIES–(1.48)%		(17,816,259)
NET ASSETS–100.00%		$1,201,201,610
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2024 represented 1.35% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at June 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,259,672	$54,117,744	$(49,955,867)	$-	$-	$10,421,549	$245,602
Invesco Liquid Assets Portfolio, Institutional Class	3,969,893	38,655,532	(35,682,763)	(1,666)	(865)	6,940,131	168,748
Invesco Treasury Portfolio, Institutional Class	7,153,912	61,848,850	(57,092,420)	-	-	11,910,342	280,026
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	353,610	56,091,231	(51,019,875)	-	-	5,424,966	137,357*
Invesco Private Prime Fund	909,283	139,053,908	(126,010,768)	(123)	(2,385)	13,949,915	367,309*
Total	$18,646,370	$349,767,265	$(319,761,693)	$(1,789)	$(3,250)	$48,646,903	$1,199,042

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. EQV International Equity Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $812,499,414)*	$1,170,370,966
Investments in affiliated money market funds, at value (Cost $48,645,009)	48,646,903
Cash	30
Foreign currencies, at value (Cost $2,316,106)	2,302,555
Receivable for:
Fund shares sold	600,247
Dividends	3,134,005
Investment for trustee deferred compensation and retirement plans	181,910
Other assets	432
Total assets	1,225,237,048
Liabilities:
Payable for:
Investments purchased	3,002,221
Fund shares reacquired	469,727
Accrued foreign taxes	213,149
Collateral upon return of securities loaned	19,374,881
Accrued fees to affiliates	729,760
Accrued other operating expenses	52,148
Trustee deferred compensation and retirement plans	193,552
Total liabilities	24,035,438
Net assets applicable to shares outstanding	$1,201,201,610
Net assets consist of:
Shares of beneficial interest	$793,283,202
Distributable earnings	407,918,408
$1,201,201,610
Net Assets:
Series I	$482,634,228
Series II	$718,567,382
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	13,784,611
Series II	20,930,465
Series I:
Net asset value per share	$35.01
Series II:
Net asset value per share	$34.33

*	At June 30, 2024, security with a value of $20,816,862 was on loan to brokers.
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $1,515,926)	$12,607,312
Dividends from affiliated money market funds (includes net securities lending income of $97,397)	791,773
Total investment income	13,399,085
Expenses:
Advisory fees	4,451,885
Administrative services fees	1,032,217
Custodian fees	55,973
Distribution fees - Series II	921,076
Transfer agent fees	29,755
Trustees’ and officers’ fees and benefits	14,127
Reports to shareholders	295,322
Professional services fees	27,640
Other	7,025
Total expenses	6,835,020
Less: Fees waived	(14,104)
Net expenses	6,820,916
Net investment income	6,578,169
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $7,093)	57,214,388
Affiliated investment securities	(3,250)
Foreign currencies	(117,347)
57,093,791
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $66,292)	(29,891,240)
Affiliated investment securities	(1,789)
Foreign currencies	(112,226)
(30,005,255)
Net realized and unrealized gain	27,088,536
Net increase in net assets resulting from operations	$33,666,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. EQV International Equity Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$6,578,169	$11,690,043
Net realized gain	57,093,791	4,873,173
Change in net unrealized appreciation (depreciation)	(30,005,255)	175,045,941
Net increase in net assets resulting from operations	33,666,705	191,609,157
Distributions to shareholders from distributable earnings:
Series I	—	(1,382,541)
Series II	—	(526,344)
Total distributions from distributable earnings	—	(1,908,885)
Share transactions–net:
Series I	(64,169,598)	90,641,189
Series II	(51,758,420)	(70,040,535)
Net increase (decrease) in net assets resulting from share transactions	(115,928,018)	20,600,654
Net increase (decrease) in net assets	(82,261,313)	210,300,926
Net assets:
Beginning of period	1,283,462,923	1,073,161,997
End of period	$1,201,201,610	$1,283,462,923
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. EQV International Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$34.09	$0.21	$0.71	$0.92	$—	$—	$—	$35.01	2.70%	$482,634	0.94%(d)	0.94%(d)	1.20%(d)	17%
Year ended 12/31/23	28.94	0.36	4.87	5.23	(0.06)	(0.02)	(0.08)	34.09	18.15	532,382	0.90	0.90	1.13	34
Year ended 12/31/22	41.41	0.36	(8.39)	(8.03)	(0.60)	(3.84)	(4.44)	28.94	(18.31)	370,151	0.91	0.91	1.06	45
Year ended 12/31/21	42.52	0.27	2.22	2.49	(0.57)	(3.03)	(3.60)	41.41	5.89	475,732	0.89	0.89	0.60	34
Year ended 12/31/20	39.05	0.24	5.04	5.28	(0.92)	(0.89)	(1.81)	42.52	14.02	468,726	0.91	0.91	0.65	52
Year ended 12/31/19	32.98	0.58	8.60	9.18	(0.62)	(2.49)	(3.11)	39.05	28.54	466,401	0.89	0.89	1.54	31
Series II
Six months ended 06/30/24	33.47	0.16	0.70	0.86	—	—	—	34.33	2.57	718,567	1.19(d)	1.19(d)	0.95(d)	17
Year ended 12/31/23	28.42	0.27	4.80	5.07	—	(0.02)	(0.02)	33.47	17.86	751,081	1.15	1.15	0.88	34
Year ended 12/31/22	40.72	0.27	(8.24)	(7.97)	(0.49)	(3.84)	(4.33)	28.42	(18.50)	703,011	1.16	1.16	0.81	45
Year ended 12/31/21	41.88	0.15	2.19	2.34	(0.47)	(3.03)	(3.50)	40.72	5.61	929,768	1.14	1.14	0.35	34
Year ended 12/31/20	38.48	0.15	4.95	5.10	(0.81)	(0.89)	(1.70)	41.88	13.74	973,322	1.16	1.16	0.40	52
Year ended 12/31/19	32.52	0.48	8.47	8.95	(0.50)	(2.49)	(2.99)	38.48	28.20	1,005,632	1.14	1.14	1.29	31

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. EQV International Equity Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. EQV International Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
7	Invesco V.I. EQV International Equity Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
8	Invesco V.I. EQV International Equity Fund

J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Over $250 million	0.700%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.71%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
9	Invesco V.I. EQV International Equity Fund

 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $14,104.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $93,089 for accounting and fund administrative services and was reimbursed $939,128 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2024, the Fund incurred $376 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$35,763,335	$—	$35,763,335
Brazil	26,044,177	—	—	26,044,177
Canada	63,109,343	—	—	63,109,343
China	—	43,148,674	—	43,148,674
Denmark	—	54,957,149	—	54,957,149
France	—	165,284,656	—	165,284,656
Germany	—	9,926,524	—	9,926,524
Hong Kong	—	27,464,291	—	27,464,291
India	27,697,346	16,274,329	—	43,971,675
Ireland	—	13,604,327	—	13,604,327
Israel	11,611,275	—	—	11,611,275
Italy	—	17,918,552	—	17,918,552
Japan	—	130,891,046	—	130,891,046
Mexico	22,576,051	—	—	22,576,051
Netherlands	—	63,009,102	—	63,009,102
Singapore	—	13,444,573	—	13,444,573
South Korea	—	19,016,479	—	19,016,479
Sweden	—	55,163,887	—	55,163,887
Switzerland	—	39,581,684	—	39,581,684
Taiwan	44,453,646	—	—	44,453,646
United Kingdom	12,662,349	157,713,198	—	170,375,547
10	Invesco V.I. EQV International Equity Fund

	Level 1	Level 2	Level 3	Total
United States	$99,054,973	$—	$—	$99,054,973
Money Market Funds	29,272,022	19,374,881	—	48,646,903
Total Investments	$336,481,182	$882,536,687	$—	$1,219,017,869
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $210,353,591 and $331,292,598, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$354,160,365
Aggregate unrealized (depreciation) of investments	(35,238,916)
Net unrealized appreciation of investments	$318,921,449
Cost of investments for tax purposes is $900,096,420.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	585,366	$20,437,608	5,032,872	$160,271,733
Series II	338,961	11,537,668	2,486,418	77,148,430
Issued as reinvestment of dividends:
Series I	-	-	47,170	1,382,541
Series II	-	-	18,282	526,344
Reacquired:
Series I	(2,417,982)	(84,607,206)	(2,253,713)	(71,013,085)
Series II	(1,850,312)	(63,296,088)	(4,798,130)	(147,715,309)
Net increase (decrease) in share activity	(3,343,967)	$(115,928,018)	532,899	$20,600,654

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
11	Invesco V.I. EQV International Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. EQV International Equity Fund’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World ex-U.S.® Index (Index).  The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the Index for the three year period.  The Board recognized that the performance data
12	Invesco V.I. EQV International Equity Fund

reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels.
The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities
13	Invesco V.I. EQV International Equity Fund

lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14	Invesco V.I. EQV International Equity Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
15	Invesco V.I. EQV International Equity Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16	Invesco V.I. EQV International Equity Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. Global Core Equity Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Proxy Results
16	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VIGCE-NCSRS

Schedule of Investments
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.56%
Australia–0.37%
Rio Tinto PLC	3,775	$247,709
Canada–5.79%
Canadian Pacific Kansas City Ltd.	13,668	1,076,416
Constellation Software, Inc.	578	1,665,441
Dollarama, Inc.	11,883	1,084,979
		3,826,836
China–2.22%
NetEase, Inc.	18,153	346,648
Tencent Holdings Ltd.	23,600	1,119,592
		1,466,240
France–6.19%
Airbus SE	4,098	562,437
Hermes International S.C.A.	425	981,591
L’Oreal S.A.	2,439	1,073,564
LVMH Moet Hennessy Louis Vuitton SE	1,525	1,170,881
TotalEnergies SE	4,483	300,153
		4,088,626
Italy–1.18%
Ryanair Holdings PLC, ADR	6,695	779,566
Netherlands–1.61%
ASML Holding N.V.	297	302,692
IMCD N.V.	5,536	763,124
		1,065,816
South Korea–1.72%
Samsung Electronics Co. Ltd.	19,259	1,133,465
Sweden–1.00%
Atlas Copco AB, Class A	35,171	660,379
Taiwan–1.70%
Taiwan Semiconductor Manufacturing Co. Ltd.	38,000	1,125,849
United Kingdom–8.11%
3i Group PLC	49,095	1,892,164
Ashtead Group PLC	4,489	299,298
Berkeley Group Holdings PLC (The)	9,283	536,367
RELX PLC	27,133	1,241,685
Unilever PLC	25,286	1,387,881
		5,357,395
United States–67.67%
Accenture PLC, Class A	4,510	1,368,379
Alphabet, Inc., Class A	8,633	1,572,501
Amazon.com, Inc.(a)	12,531	2,421,616
Shares		Value
United States–(continued)
American Express Co.	4,111	$951,902
AMETEK, Inc.	4,887	814,712
Amphenol Corp., Class A	15,624	1,052,589
Analog Devices, Inc.	5,711	1,303,593
Apple, Inc.	9,540	2,009,315
Berkshire Hathaway, Inc., Class B(a)	4,208	1,711,814
Broadcom, Inc.	767	1,231,441
CME Group, Inc., Class A	3,364	661,362
Coca-Cola Co. (The)	24,760	1,575,974
Copart, Inc.(a)	17,873	968,002
Costco Wholesale Corp.	423	359,546
Danaher Corp.	4,741	1,184,539
EOG Resources, Inc.	8,307	1,045,602
Fastenal Co.	5,129	322,306
Ferguson PLC	3,408	659,959
Home Depot, Inc. (The)	3,611	1,243,051
Intuit, Inc.	476	312,832
JPMorgan Chase & Co.	5,143	1,040,223
Linde PLC	2,876	1,262,018
Marsh & McLennan Cos., Inc.	7,012	1,477,569
Mastercard, Inc., Class A	3,522	1,553,765
Microsoft Corp.	9,159	4,093,615
Moody’s Corp.	2,400	1,010,232
Motorola Solutions, Inc.	1,671	645,089
NVIDIA Corp.	12,190	1,505,953
Old Dominion Freight Line, Inc.	8,886	1,569,268
O’Reilly Automotive, Inc.(a)	1,432	1,512,278
Progressive Corp. (The)	5,672	1,178,131
Texas Instruments, Inc.	4,014	780,843
Thermo Fisher Scientific, Inc.	2,819	1,558,907
Union Pacific Corp.	4,290	970,655
UnitedHealth Group, Inc.	3,541	1,803,290
		44,732,871
Total Common Stocks & Other Equity Interests (Cost $51,849,456)		64,484,752
Money Market Funds–2.29%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(b)(c)	530,023	530,023
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(b)(c)	377,081	377,194
Invesco Treasury Portfolio, Institutional Class, 5.21%(b)(c)	605,740	605,740
Total Money Market Funds (Cost $1,512,935)		1,512,957
TOTAL INVESTMENTS IN SECURITIES—99.85% (Cost $53,362,391)		65,997,709
OTHER ASSETS LESS LIABILITIES–0.15%		102,392
NET ASSETS–100.00%		$66,100,101

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. Global Core Equity Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$552,723	$2,381,248	$(2,403,948)	$-	$-	$530,023	$13,095
Invesco Liquid Assets Portfolio, Institutional Class	393,564	1,700,892	(1,717,106)	(136)	(20)	377,194	9,693
Invesco Treasury Portfolio, Institutional Class	631,683	2,721,426	(2,747,369)	-	-	605,740	14,931
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	637,637	14,442,443	(15,080,080)	-	-	-	14,463*
Invesco Private Prime Fund	1,639,640	30,113,403	(31,752,400)	(143)	(500)	-	36,423*
Total	$3,855,247	$51,359,412	$(53,700,903)	$(279)	$(520)	$1,512,957	$88,605

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. Global Core Equity Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $51,849,456)	$64,484,752
Investments in affiliated money market funds, at value (Cost $1,512,935)	1,512,957
Cash	7,557
Foreign currencies, at value (Cost $75,027)	72,396
Receivable for:
Fund shares sold	17
Dividends	130,906
Foreign withholding tax claims	7,585
Investment for trustee deferred compensation and retirement plans	22,247
Total assets	66,238,417
Liabilities:
Payable for:
Fund shares reacquired	54,850
Accrued fees to affiliates	33,336
Accrued other operating expenses	24,980
Trustee deferred compensation and retirement plans	25,150
Total liabilities	138,316
Net assets applicable to shares outstanding	$66,100,101
Net assets consist of:
Shares of beneficial interest	$49,956,839
Distributable earnings	16,143,262
$66,100,101
Net Assets:
Series I	$58,516,393
Series II	$7,583,708
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	5,416,310
Series II	701,055
Series I:
Net asset value per share	$10.80
Series II:
Net asset value per share	$10.82
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $18,125)	$445,443
Dividends from affiliated money market funds (includes net securities lending income of $1,133)	38,852
Foreign withholding tax claims	7,585
Total investment income	491,880
Expenses:
Advisory fees	216,194
Administrative services fees	53,009
Custodian fees	9,713
Distribution fees - Series II	9,753
Transfer agent fees	1,468
Trustees’ and officers’ fees and benefits	9,570
Reports to shareholders	8,093
Professional services fees	22,420
Other	262
Total expenses	330,482
Less: Fees waived	(758)
Net expenses	329,724
Net investment income	162,156
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	2,394,317
Affiliated investment securities	(520)
Foreign currencies	(8,239)
2,385,558
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	4,599,370
Affiliated investment securities	(279)
Foreign currencies	(7,806)
4,591,285
Net realized and unrealized gain	6,976,843
Net increase in net assets resulting from operations	$7,138,999

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. Global Core Equity Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$162,156	$475,849
Net realized gain	2,385,558	606,818
Change in net unrealized appreciation	4,591,285	10,601,887
Net increase in net assets resulting from operations	7,138,999	11,684,554
Distributions to shareholders from distributable earnings:
Series I	—	(332,680)
Series II	—	(28,069)
Total distributions from distributable earnings	—	(360,749)
Share transactions–net:
Series I	(2,079,379)	(3,587,204)
Series II	(1,288,402)	(1,114,109)
Net increase (decrease) in net assets resulting from share transactions	(3,367,781)	(4,701,313)
Net increase in net assets	3,771,218	6,622,492
Net assets:
Beginning of period	62,328,883	55,706,391
End of period	$66,100,101	$62,328,883
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. Global Core Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$9.67	$0.03	$1.10	$1.13	$—	$—	$—	$10.80	11.69%	$58,516	0.99%(d)	0.99%(d)	0.53%(d)	22%
Year ended 12/31/23	8.00	0.07	1.66	1.73	(0.05)	(0.01)	(0.06)	9.67	21.73	54,320	0.97	0.98	0.83	110
Year ended 12/31/22	11.13	0.05	(2.52)	(2.47)	(0.04)	(0.62)	(0.66)	8.00	(21.88)	48,080	0.97	0.97	0.55	13
Year ended 12/31/21	11.49	0.04	1.81	1.85	(0.12)	(2.09)	(2.21)	11.13	15.97	65,044	0.96	0.96	0.31	27
Year ended 12/31/20	10.28	0.11	1.24	1.35	(0.14)	—	(0.14)	11.49	13.23	58,139	1.00	1.00	1.14	127
Year ended 12/31/19	8.99	0.15	2.03	2.18	(0.15)	(0.74)	(0.89)	10.28	25.20	60,078	1.01	1.01	1.54	24
Series II
Six months ended 06/30/24	9.69	0.01	1.12	1.13	—	—	—	10.82	11.66	7,584	1.24(d)	1.24(d)	0.28(d)	22
Year ended 12/31/23	8.01	0.05	1.67	1.72	(0.03)	(0.01)	(0.04)	9.69	21.46	8,009	1.22	1.23	0.58	110
Year ended 12/31/22	11.14	0.03	(2.53)	(2.50)	(0.01)	(0.62)	(0.63)	8.01	(22.16)	7,626	1.22	1.22	0.30	13
Year ended 12/31/21	11.50	0.01	1.82	1.83	(0.10)	(2.09)	(2.19)	11.14	15.71	10,725	1.21	1.21	0.06	27
Year ended 12/31/20	10.28	0.09	1.24	1.33	(0.11)	—	(0.11)	11.50	13.03	10,625	1.25	1.25	0.89	127
Year ended 12/31/19	8.99	0.13	2.02	2.15	(0.12)	(0.74)	(0.86)	10.28	24.82	10,561	1.26	1.26	1.29	24

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. Global Core Equity Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Global Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
7	Invesco V.I. Global Core Equity Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any.
G.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could
8	Invesco V.I. Global Core Equity Fund

experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $1 billion	0.670%
Next $500 million	0.645%
Next $1 billion	0.620%
Next $1 billion	0.595%
Next $1 billion	0.570%
Over $4.5 billion	0.545%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.67%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5)
9	Invesco V.I. Global Core Equity Fund

expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $758.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $4,640 for accounting and fund administrative services and was reimbursed $48,369 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$247,709	$—	$247,709
Canada	3,826,836	—	—	3,826,836
China	—	1,466,240	—	1,466,240
France	—	4,088,626	—	4,088,626
Italy	779,566	—	—	779,566
Netherlands	—	1,065,816	—	1,065,816
South Korea	—	1,133,465	—	1,133,465
Sweden	—	660,379	—	660,379
Taiwan	—	1,125,849	—	1,125,849
United Kingdom	—	5,357,395	—	5,357,395
United States	44,732,871	—	—	44,732,871
Money Market Funds	1,512,957	—	—	1,512,957
Total Investments	$50,852,230	$15,145,479	$—	$65,997,709
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under
10	Invesco V.I. Global Core Equity Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $13,706,683 and $17,106,726, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$12,504,993
Aggregate unrealized (depreciation) of investments	(229,913)
Net unrealized appreciation of investments	$12,275,080
Cost of investments for tax purposes is $53,722,629.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	174,853	$1,805,009	523,873	$4,575,751
Series II	2,988	30,023	9,123	82,627
Issued as reinvestment of dividends:
Series I	-	-	39,842	332,680
Series II	-	-	3,349	28,039
Reacquired:
Series I	(376,540)	(3,884,388)	(959,291)	(8,495,635)
Series II	(128,116)	(1,318,425)	(138,241)	(1,224,775)
Net increase (decrease) in share activity	(326,815)	$(3,367,781)	(521,345)	$(4,701,313)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
11	Invesco V.I. Global Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Core Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the MSCI World Index (Index).  The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one year period and in the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods.  The Board considered that the Fund’s stock selection in, and underweight exposures to, certain
12	Invesco V.I. Global Core Equity Fund

sectors detracted from Fund performance.  The Board considered that the Fund changed its Lipper classification in 2022.  The Board further considered that the Fund underwent a portfolio management team change in September 2023, and that performance results prior to such date were those of the prior portfolio management team.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses.  The Board requested and considered information from management regarding such fees, including the differentiated client base associated with variable insurance products. As previously noted, the independent Trustees reviewed and considered additional information provided by management, including with respect to the Fund’s actual management fee and total expense ratio ranking in such a small expense group. The independent Trustees met and discussed those responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.  The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent
13	Invesco V.I. Global Core Equity Fund

the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14	Invesco V.I. Global Core Equity Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
15	Invesco V.I. Global Core Equity Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16	Invesco V.I. Global Core Equity Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. Global Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Proxy Results
16	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	O-VIGLBL-NCSRS

Schedule of Investments
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.18%
Canada–0.56%
Canadian Pacific Kansas City Ltd.	153,120	$12,055,138
China–2.33%
JD.com, Inc., ADR(a)	1,466,697	37,899,451
Tencent Holdings Ltd.	262,400	12,448,342
		50,347,793
Denmark–5.46%
Novo Nordisk A/S, Class B	825,891	118,172,411
France–8.43%
Airbus SE	540,986	74,248,515
Dassault Systemes SE	200,662	7,545,087
EssilorLuxottica S.A.	79,202	17,019,206
Kering S.A.	18,760	6,823,855
LVMH Moet Hennessy Louis Vuitton SE	100,106	76,860,466
		182,497,129
Germany–3.58%
Allianz SE	36,013	10,001,927
SAP SE	336,109	67,516,087
		77,518,014
India–6.83%
DLF Ltd.	10,652,174	105,159,595
HDFC Bank Ltd.	488,377	9,862,379
ICICI Bank Ltd., ADR	1,135,651	32,718,105
		147,740,079
Israel–0.93%
Nice Ltd., ADR(b)	117,771	20,253,079
Italy–0.97%
Brunello Cucinelli S.p.A.	173,986	17,364,852
Ferrari N.V.	9,024	3,682,619
		21,047,471
Japan–4.22%
Capcom Co. Ltd.	240,700	4,553,293
Hoya Corp.	77,800	9,097,879
Keyence Corp.	120,144	52,584,376
TDK Corp.	407,900	25,082,519
		91,318,067
Netherlands–2.24%
ASML Holding N.V.	35,119	35,792,085
BE Semiconductor Industries N.V. (Acquired 11/20/2023-02/09/2024; Cost $6,203,418)(c)	41,701	6,966,207
Universal Music Group N.V.	189,424	5,635,036
		48,393,328
Spain–1.20%
Amadeus IT Group S.A.	388,918	25,880,316
Sweden–4.85%
Assa Abloy AB, Class B	1,402,939	39,731,968
Shares		Value
Sweden–(continued)
Atlas Copco AB, Class A	3,476,071	$65,267,543
		104,999,511
Switzerland–0.73%
Lonza Group AG	29,253	15,925,475
United States–57.85%
Adobe, Inc.(b)	126,310	70,170,257
Alphabet, Inc., Class A	1,433,792	261,165,213
Amazon.com, Inc.(b)	165,138	31,912,918
Analog Devices, Inc.	483,870	110,448,166
Avantor, Inc.(b)	232,761	4,934,533
Boston Scientific Corp.(b)	124,997	9,626,019
Broadcom, Inc.	5,885	9,448,544
Charles River Laboratories International, Inc.(b)	20,360	4,205,969
Danaher Corp.(a)	39,748	9,931,038
Ecolab, Inc.	38,216	9,095,408
Edwards Lifesciences Corp.(b)	86,554	7,994,993
Eli Lilly and Co.	13,946	12,626,429
Equifax, Inc.(a)	131,130	31,793,780
GRAIL, Inc.(b)	1	10
IDEXX Laboratories, Inc.(b)	16,210	7,897,512
Illumina, Inc.(b)	46,462	4,849,704
Intuit, Inc.	136,942	89,999,652
Intuitive Surgical, Inc.(b)	59,161	26,317,771
IQVIA Holdings, Inc.(b)	90,571	19,150,332
Lam Research Corp.	11,166	11,890,115
Linde PLC	14,427	6,330,712
Marriott International, Inc., Class A	76,629	18,526,593
Marvell Technology, Inc.	486,272	33,990,413
Meta Platforms, Inc., Class A	354,323	178,656,743
Microsoft Corp.	110,084	49,202,044
Netflix, Inc.(a)(b)	19,306	13,029,233
NVIDIA Corp.	574,120	70,926,785
Phathom Pharmaceuticals, Inc.(a)(b)	390,170	4,018,751
S&P Global, Inc.	178,440	79,584,240
Synopsys, Inc.(b)	9,593	5,708,411
Thermo Fisher Scientific, Inc.	14,586	8,066,058
TJX Cos., Inc. (The)	20,365	2,242,186
Visa, Inc., Class A	183,380	48,131,749
		1,251,872,281
Total Common Stocks & Other Equity Interests (Cost $711,686,417)		2,168,020,092
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	29	29
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	34	34
Total Money Market Funds (Cost $63)		63
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.18% (Cost $711,686,480)		2,168,020,155

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. Global Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.74%
Invesco Private Government Fund, 5.31%(d)(e)(f)	4,477,067	$4,477,067
Invesco Private Prime Fund, 5.48%(d)(e)(f)	11,509,006	11,512,459
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,989,526)		15,989,526
TOTAL INVESTMENTS IN SECURITIES—100.92% (Cost $727,676,006)		2,184,009,681
OTHER ASSETS LESS LIABILITIES–(0.92)%		(19,941,232)
NET ASSETS–100.00%		$2,164,068,449
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at June 30, 2024.
(b)	Non-income producing security.
(c)	Restricted security. The value of this security at June 30, 2024 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,503,675	$23,030,890	$(26,534,536)	$-	$-	$29	$36,148
Invesco Liquid Assets Portfolio, Institutional Class	2,437,605	16,450,636	(18,887,817)	(638)	214	-	27,208
Invesco Treasury Portfolio, Institutional Class	4,004,200	26,321,018	(30,325,184)	-	-	34	41,229
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,119,637	148,831,523	(145,474,093)	-	-	4,477,067	272,958*
Invesco Private Prime Fund	2,931,846	276,061,289	(267,472,502)	(32)	(8,142)	11,512,459	718,116*
Total	$13,996,963	$490,695,356	$(488,694,132)	$(670)	$(7,928)	$15,989,589	$1,095,659

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. Global Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $711,686,417)*	$2,168,020,092
Investments in affiliated money market funds, at value (Cost $15,989,589)	15,989,589
Cash	1,944,160
Foreign currencies, at value (Cost $579,604)	575,010
Receivable for:
Investments sold	2,939,644
Fund shares sold	125,468
Dividends	1,747,474
Investment for trustee deferred compensation and retirement plans	167,595
Other assets	800
Total assets	2,191,509,832
Liabilities:
Payable for:
Fund shares reacquired	1,682,309
Accrued foreign taxes	8,450,885
Collateral upon return of securities loaned	15,989,526
Accrued fees to affiliates	1,140,726
Accrued other operating expenses	10,342
Trustee deferred compensation and retirement plans	167,595
Total liabilities	27,441,383
Net assets applicable to shares outstanding	$2,164,068,449
Net assets consist of:
Shares of beneficial interest	$480,599,382
Distributable earnings	1,683,469,067
$2,164,068,449
Net Assets:
Series I	$1,185,846,215
Series II	$978,222,234
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	28,446,855
Series II	24,198,102
Series I:
Net asset value per share	$41.69
Series II:
Net asset value per share	$40.43

*	At June 30, 2024, securities with an aggregate value of $15,371,259 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $1,191,145)	$11,481,856
Dividends from affiliated money market funds (includes net securities lending income of $92,476)	197,061
Total investment income	11,678,917
Expenses:
Advisory fees	6,635,799
Administrative services fees	1,744,858
Custodian fees	83,038
Distribution fees - Series II	1,211,647
Transfer agent fees	48,130
Trustees’ and officers’ fees and benefits	16,993
Reports to shareholders	175,985
Professional services fees	29,849
Other	10,112
Total expenses	9,956,411
Less: Fees waived	(2,119)
Net expenses	9,954,292
Net investment income	1,724,625
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $1,323,377)	124,846,392
Affiliated investment securities	(7,928)
Foreign currencies	(1,375)
124,837,089
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $108,941)	150,710,620
Affiliated investment securities	(670)
Foreign currencies	(67,451)
150,642,499
Net realized and unrealized gain	275,479,588
Net increase in net assets resulting from operations	$277,204,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. Global Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$1,724,625	$1,226,349
Net realized gain	124,837,089	122,093,877
Change in net unrealized appreciation	150,642,499	434,597,182
Net increase in net assets resulting from operations	277,204,213	557,917,408
Distributions to shareholders from distributable earnings:
Series I	—	(119,637,917)
Series II	—	(103,592,428)
Total distributions from distributable earnings	—	(223,230,345)
Share transactions–net:
Series I	(68,334,529)	(6,874,597)
Series II	(90,412,329)	38,974,400
Net increase (decrease) in net assets resulting from share transactions	(158,746,858)	32,099,803
Net increase in net assets	118,457,355	366,786,866
Net assets:
Beginning of period	2,045,611,094	1,678,824,228
End of period	$2,164,068,449	$2,045,611,094
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. Global Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Series I
Six months ended 06/30/24	$36.56	$0.05	$5.08	$5.13	$—	$—	$—	$41.69	14.03%	$1,185,846	0.82%(e)	0.82%(e)	0.28%(e)	3%
Year ended 12/31/23	31.10	0.06	9.84	9.90	(0.09)	(4.35)	(4.44)	36.56	34.73	1,103,140	0.82	0.82	0.18	10
Year ended 12/31/22	57.22	0.11	(18.77)	(18.66)	—	(7.46)	(7.46)	31.10	(31.77)	925,742	0.79	0.81	0.27	15
Year ended 12/31/21	52.12	(0.13)	8.23	8.10	—	(3.00)	(3.00)	57.22	15.49	1,484,706	0.77	0.78	(0.23)	7
Year ended 12/31/20	42.55	(0.01)	11.51	11.50	(0.31)	(1.62)	(1.93)	52.12	27.64	1,438,773	0.77	0.81	(0.01)	13
Year ended 12/31/19	38.00	0.29	11.03	11.32	(0.40)	(6.37)	(6.77)	42.55	31.79	1,334,573	0.77	0.80	0.70	23
Series II
Six months ended 06/30/24	35.50	0.01	4.92	4.93	—	—	—	40.43	13.89	978,222	1.07(e)	1.07(e)	0.03(e)	3
Year ended 12/31/23	30.30	(0.02)	9.57	9.55	—	(4.35)	(4.35)	35.50	34.45	942,471	1.07	1.07	(0.07)	10
Year ended 12/31/22	56.18	0.00	(18.42)	(18.42)	—	(7.46)	(7.46)	30.30	(31.94)	753,082	1.04	1.06	0.02	15
Year ended 12/31/21	51.36	(0.27)	8.09	7.82	—	(3.00)	(3.00)	56.18	15.17	1,257,943	1.02	1.03	(0.48)	7
Year ended 12/31/20	41.95	(0.11)	11.34	11.23	(0.20)	(1.62)	(1.82)	51.36	27.34	1,322,794	1.02	1.06	(0.26)	13
Year ended 12/31/19	37.53	0.18	10.89	11.07	(0.28)	(6.37)	(6.65)	41.95	31.45	1,187,107	1.02	1.04	0.45	23

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the year ended December 31, 2019.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. Global Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Global Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
7	Invesco V.I. Global Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $5,208 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
8	Invesco V.I. Global Fund

J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
Up to $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.62%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $2,119.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide
9	Invesco V.I. Global Fund

certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $153,480 for accounting and fund administrative services and was reimbursed $1,591,378 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Canada	$12,055,138	$—	$—	$12,055,138
China	37,899,451	12,448,342	—	50,347,793
Denmark	—	118,172,411	—	118,172,411
France	—	182,497,129	—	182,497,129
Germany	—	77,518,014	—	77,518,014
India	32,718,105	115,021,974	—	147,740,079
Israel	20,253,079	—	—	20,253,079
Italy	—	21,047,471	—	21,047,471
Japan	—	91,318,067	—	91,318,067
Netherlands	—	48,393,328	—	48,393,328
Spain	—	25,880,316	—	25,880,316
Sweden	—	104,999,511	—	104,999,511
Switzerland	—	15,925,475	—	15,925,475
United States	1,251,872,281	—	—	1,251,872,281
Money Market Funds	63	15,989,526	—	15,989,589
Total Investments	$1,354,798,117	$829,211,564	$—	$2,184,009,681
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund
10	Invesco V.I. Global Fund

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $58,809,556 and $209,957,230, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,473,799,513
Aggregate unrealized (depreciation) of investments	(32,886,786)
Net unrealized appreciation of investments	$1,440,912,727
Cost of investments for tax purposes is $743,096,954.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	354,634	$14,054,132	1,102,021	$39,524,845
Series II	309,637	11,682,675	3,943,160	133,482,092
Issued as reinvestment of dividends:
Series I	-	-	3,941,941	119,637,917
Series II	-	-	3,513,990	103,592,428
Reacquired:
Series I	(2,079,165)	(82,388,661)	(4,640,036)	(166,037,359)
Series II	(2,659,437)	(102,095,004)	(5,760,512)	(198,100,120)
Net increase (decrease) in share activity	(4,074,331)	$(158,746,858)	2,100,564	$32,099,803

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
11	Invesco V.I. Global Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World Growth Index (Index).  The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period, the third quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year
12	Invesco V.I. Global Fund

periods.  The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund.  The Board considered that the Fund’s stock selection in certain sectors detracted from the Fund’s longer-term performance.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee”  and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.  The Board requested and considered information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products.
 The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2023.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and
13	Invesco V.I. Global Fund

corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14	Invesco V.I. Global Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
15	Invesco V.I. Global Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16	Invesco V.I. Global Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. Global Real Estate Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Proxy Results
17	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VIGRE-NCSRS

Schedule of Investments
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.11%
Australia–3.17%
Goodman Group	70,898	$1,635,609
National Storage REIT	400,143	613,376
Stockland	420,264	1,164,034
		3,413,019
Belgium–0.57%
VGP N.V.	5,502	613,300
Canada–1.68%
Chartwell Retirement Residences	94,391	886,608
StorageVault Canada, Inc.	269,560	918,205
		1,804,813
China–0.40%
China Resources Mixc Lifestyle Services Ltd.(a)	130,400	431,542
France–1.31%
Unibail-Rodamco-Westfield SE	17,899	1,414,505
Germany–3.88%
Instone Real Estate Group SE(a)	26,116	229,677
LEG Immobilien SE	25,535	2,086,112
Sirius Real Estate Ltd.	693,748	820,294
Vonovia SE	36,450	1,037,309
		4,173,392
Hong Kong–2.53%
Link REIT	210,600	817,837
Sun Hung Kai Properties Ltd.	123,500	1,070,070
Swire Properties Ltd.	138,800	221,129
Wharf Real Estate Investment Co. Ltd.	230,000	609,600
		2,718,636
Japan–8.37%
Advance Residence Investment Corp.	305	621,511
Invincible Investment Corp.	1,613	655,619
Japan Hotel REIT Investment Corp.	928	448,040
Japan Real Estate Investment Corp.	218	689,055
Mitsui Fudosan Co. Ltd.	225,000	2,070,881
Nippon Accommodations Fund, Inc.	127	504,839
Nippon Building Fund, Inc.(b)	221	775,228
Nippon Prologis REIT, Inc.	227	354,311
Nomura Real Estate Master Fund, Inc.	588	522,325
Sumitomo Realty & Development Co. Ltd.	41,600	1,227,527
Tokyu Fudosan Holdings Corp.	168,800	1,133,074
		9,002,410
Netherlands–0.70%
CTP N.V.(a)	43,818	747,734
Philippines–0.52%
SM Prime Holdings, Inc.	1,163,800	561,108
Singapore–2.96%
CapitaLand Ascendas REIT	279,900	527,366
Shares		Value
Singapore–(continued)
CapitaLand Integrated Commercial Trust	698,700	$1,017,271
CapitaLand Investment Ltd.	270,000	528,044
Mapletree Logistics Trust	1,169,200	1,110,281
		3,182,962
Spain–1.72%
Cellnex Telecom S.A.(a)	27,756	902,749
Merlin Properties SOCIMI S.A.	85,049	947,977
		1,850,726
Sweden–1.98%
Castellum AB(c)	49,017	598,201
Fastighets AB Balder, Class B(b)(c)	223,712	1,535,709
		2,133,910
United Kingdom–5.46%
Big Yellow Group PLC	38,346	567,086
British Land Co. PLC (The)	179,039	930,612
LondonMetric Property PLC	643,296	1,566,568
Segro PLC	140,579	1,590,529
Unite Group PLC (The)	57,508	648,765
Urban Logistics REIT PLC	380,440	565,043
		5,868,603
United States–63.86%
Alexandria Real Estate Equities, Inc.	33,432	3,910,541
Camden Property Trust	31,935	3,484,428
CubeSmart	39,494	1,783,944
Digital Realty Trust, Inc.	10,395	1,580,560
Equinix, Inc.	10,264	7,765,742
Equity Residential	58,699	4,070,189
Extra Space Storage, Inc.	38,227	5,940,858
Healthpeak Properties, Inc.	194,645	3,815,042
Highwoods Properties, Inc.	53,871	1,415,191
Hilton Worldwide Holdings, Inc.	9,576	2,089,483
Host Hotels & Resorts, Inc.	157,299	2,828,236
Invitation Homes, Inc.	94,964	3,408,258
Kilroy Realty Corp.	29,262	912,096
Lamar Advertising Co., Class A	13,742	1,642,581
Outfront Media, Inc.	45,868	655,912
PotlatchDeltic Corp.	17,520	690,113
Prologis, Inc.	15,261	1,713,963
Public Storage	3,978	1,144,272
Realty Income Corp.	60,016	3,170,045
Rexford Industrial Realty, Inc.	92,413	4,120,696
Simon Property Group, Inc.	16,862	2,559,652
Terreno Realty Corp.	39,198	2,319,738
Welltower, Inc.	59,637	6,217,157
Weyerhaeuser Co.	50,985	1,447,464
		68,686,161
Total Common Stocks & Other Equity Interests (Cost $105,352,606)		106,602,821
Money Market Funds–0.80%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	299,540	299,540

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. Global Real Estate Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)(e)	213,768	$213,832
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	342,331	342,331
Total Money Market Funds (Cost $855,703)		855,703
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.91% (Cost $106,208,309)		107,458,524
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.63%
Invesco Private Government Fund, 5.31%(d)(e)(f)	189,631	189,631
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	487,476	$487,622
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $677,259)		677,253
TOTAL INVESTMENTS IN SECURITIES—100.54% (Cost $106,885,568)		108,135,777
OTHER ASSETS LESS LIABILITIES–(0.54)%		(576,549)
NET ASSETS–100.00%		$107,559,228
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2024 was $2,311,702, which represented 2.15% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at June 30, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$704,693	$5,369,731	$(5,774,884)	$-	$-	$299,540	$9,297
Invesco Liquid Assets Portfolio, Institutional Class	503,602	3,835,521	(4,125,115)	(143)	(33)	213,832	6,836
Invesco Treasury Portfolio, Institutional Class	805,364	6,136,834	(6,599,867)	-	-	342,331	10,598
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	522,007	772,189	(1,104,565)	-	-	189,631	2,800*
Invesco Private Prime Fund	1,332,649	1,964,202	(2,809,129)	(265)	165	487,622	7,489*
Total	$3,868,315	$18,078,477	$(20,413,560)	$(408)	$132	$1,532,956	$37,020

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. Global Real Estate Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $105,352,606)*	$106,602,821
Investments in affiliated money market funds, at value (Cost $1,532,962)	1,532,956
Foreign currencies, at value (Cost $179,637)	179,136
Receivable for:
Investments sold	412,619
Fund shares sold	41,284
Dividends	447,749
Investment for trustee deferred compensation and retirement plans	46,876
Other assets	22,473
Total assets	109,285,914
Liabilities:
Payable for:
Investments purchased	897,933
Fund shares reacquired	13,714
Collateral upon return of securities loaned	677,259
Accrued fees to affiliates	55,034
Accrued other operating expenses	31,340
Trustee deferred compensation and retirement plans	51,406
Total liabilities	1,726,686
Net assets applicable to shares outstanding	$107,559,228
Net assets consist of:
Shares of beneficial interest	$118,724,582
Distributable earnings (loss)	(11,165,354)
$107,559,228
Net Assets:
Series I	$77,566,379
Series II	$29,992,849
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	5,782,493
Series II	2,294,030
Series I:
Net asset value per share	$13.41
Series II:
Net asset value per share	$13.07

*	At June 30, 2024, securities with an aggregate value of $645,467 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $61,227)	$2,083,249
Dividends from affiliated money market funds (includes net securities lending income of $833)	27,564
Total investment income	2,110,813
Expenses:
Advisory fees	405,751
Administrative services fees	88,043
Custodian fees	15,365
Distribution fees - Series II	36,922
Transfer agent fees	2,632
Trustees’ and officers’ fees and benefits	9,737
Reports to shareholders	35,560
Professional services fees	24,261
Other	764
Total expenses	619,035
Less: Fees waived	(660)
Net expenses	618,375
Net investment income	1,492,438
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,006,020)
Affiliated investment securities	132
Foreign currencies	(22,203)
(2,028,091)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(4,487,434)
Affiliated investment securities	(408)
Foreign currencies	(1,473)
(4,489,315)
Net realized and unrealized gain (loss)	(6,517,406)
Net increase (decrease) in net assets resulting from operations	$(5,024,968)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. Global Real Estate Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$1,492,438	$2,937,984
Net realized gain (loss)	(2,028,091)	(7,320,442)
Change in net unrealized appreciation (depreciation)	(4,489,315)	13,338,984
Net increase (decrease) in net assets resulting from operations	(5,024,968)	8,956,526
Distributions to shareholders from distributable earnings:
Series I	—	(1,206,113)
Series II	—	(285,574)
Total distributions from distributable earnings	—	(1,491,687)
Share transactions–net:
Series I	(5,291,041)	(3,172,062)
Series II	(33,981)	7,691,518
Net increase (decrease) in net assets resulting from share transactions	(5,325,022)	4,519,456
Net increase (decrease) in net assets	(10,349,990)	11,984,295
Net assets:
Beginning of period	117,909,218	105,924,923
End of period	$107,559,228	$117,909,218
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. Global Real Estate Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$13.98	$0.19	$(0.76)	$(0.57)	$—	$—	$—	$13.41	(4.08)%	$77,566	1.08%(d)	1.08%(d)	2.82%(d)	52%
Year ended 12/31/23	13.04	0.37	0.77	1.14	(0.20)	—	(0.20)	13.98	9.05	86,407	1.02	1.02	2.79	88
Year ended 12/31/22	17.99	0.25	(4.76)	(4.51)	(0.44)	—	(0.44)	13.04	(24.94)	83,608	1.02	1.02	1.65	82
Year ended 12/31/21	14.69	0.25	3.51	3.76	(0.46)	—	(0.46)	17.99	25.71	116,762	0.97	0.97	1.51	95
Year ended 12/31/20	18.22	0.28	(2.61)	(2.33)	(0.77)	(0.43)	(1.20)	14.69	(12.32)	119,114	1.04	1.04	1.86	154
Year ended 12/31/19	15.52	0.39	3.15	3.54	(0.82)	(0.02)	(0.84)	18.22	23.00	150,255	1.04	1.04	2.22	61
Series II
Six months ended 06/30/24	13.65	0.17	(0.75)	(0.58)	—	—	—	13.07	(4.25)	29,993	1.33(d)	1.33(d)	2.57(d)	52
Year ended 12/31/23	12.72	0.33	0.76	1.09	(0.16)	—	(0.16)	13.65	8.82	31,502	1.27	1.27	2.54	88
Year ended 12/31/22	17.53	0.21	(4.64)	(4.43)	(0.38)	—	(0.38)	12.72	(25.14)	22,317	1.27	1.27	1.40	82
Year ended 12/31/21	14.33	0.20	3.43	3.63	(0.43)	—	(0.43)	17.53	25.44	42,896	1.22	1.22	1.26	95
Year ended 12/31/20	17.78	0.24	(2.55)	(2.31)	(0.71)	(0.43)	(1.14)	14.33	(12.56)	35,111	1.29	1.29	1.61	154
Year ended 12/31/19	15.03	0.34	3.04	3.38	(0.61)	(0.02)	(0.63)	17.78	22.65	45,233	1.29	1.29	1.97	61

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. Global Real Estate Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Global Real Estate Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
7	Invesco V.I. Global Real Estate Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
8	Invesco V.I. Global Real Estate Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.75%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to
9	Invesco V.I. Global Real Estate Fund

2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $660.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $7,720 for accounting and fund administrative services and was reimbursed $80,323 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2024, the Fund incurred $536 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$3,413,019	$—	$3,413,019
Belgium	—	613,300	—	613,300
Canada	1,804,813	—	—	1,804,813
China	—	431,542	—	431,542
France	1,414,505	—	—	1,414,505
Germany	—	4,173,392	—	4,173,392
Hong Kong	—	2,718,636	—	2,718,636
Japan	—	9,002,410	—	9,002,410
Netherlands	—	747,734	—	747,734
Philippines	—	561,108	—	561,108
Singapore	—	3,182,962	—	3,182,962
Spain	—	1,850,726	—	1,850,726
Sweden	—	2,133,910	—	2,133,910
United Kingdom	—	5,868,603	—	5,868,603
United States	68,686,161	—	—	68,686,161
10	Invesco V.I. Global Real Estate Fund

	Level 1	Level 2	Level 3	Total
Money Market Funds	$855,703	$677,253	$—	$1,532,956
Total Investments	$72,761,182	$35,374,595	$—	$108,135,777
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$8,347,189	$3,878,768	$12,225,957
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $56,328,194 and $59,245,291, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,547,602
Aggregate unrealized (depreciation) of investments	(5,357,130)
Net unrealized appreciation (depreciation) of investments	$(809,528)
Cost of investments for tax purposes is $108,945,305.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	455,662	$6,099,142	1,049,147	$13,792,368
Series II	430,817	5,690,282	1,370,800	18,130,014
Issued as reinvestment of dividends:
Series I	-	-	104,155	1,206,113
Series II	-	-	25,250	285,574
11	Invesco V.I. Global Real Estate Fund

	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(852,503)	$(11,390,183)	(1,384,014)	$(18,170,543)
Series II	(444,974)	(5,724,263)	(841,687)	(10,724,070)
Net increase (decrease) in share activity	(410,998)	$(5,325,022)	323,651	$4,519,456

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
12	Invesco V.I. Global Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Real Estate Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior
Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Global Real Estate Index (Index). The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one and five year periods and the fourth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period, above the performance of the Index for the three year period and below the performance of the Index for the five year period. The Board considered that stock selection in certain
13	Invesco V.I. Global Real Estate Fund

regions negatively impacted the Fund’s relative performance over the shorter term, while the Fund’s longer-term underperformance was primarily due to exposure to emerging markets. The Board also considered that the Fund underwent a change in portfolio management in 2022, and that performance results prior to such date were those of the prior portfolio management team. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were in the fourth and fifth quintile, respectively, of its expense group and discussed with management reasons for such relative actual management fees and total expenses. The Board requested and considered additional information from management regarding such relative fees and total expenses, including the differentiated client base associated with variable insurance products. As previously noted, the independent Trustees reviewed and considered additional information provided by management, including with respect to the Fund’s total expense ratio relative to that of peers, particularly in light of the Fund’s smaller size. The independent Trustees met and discussed those responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.  The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the
14	Invesco V.I. Global Real Estate Fund

advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15	Invesco V.I. Global Real Estate Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
16	Invesco V.I. Global Real Estate Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17	Invesco V.I. Global Real Estate Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. Global Strategic Income Fund

2	Consolidated Schedule of Investments
26	Consolidated Financial Statements
29	Consolidated Financial Highlights
30	Notes to Consolidated Financial Statements
40	Approval of Investment Advisory and Sub-Advisory Contracts
43	Proxy Results
44	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	O-VIGLSI-NCSRS

Consolidated Schedule of Investments
June 30, 2024
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–35.27%
Argentina–0.10%
Argentine Republic Government International Bond, 1.75%, 07/09/2030(a)	$375,000	$212,066
YPF S.A., 8.50%, 07/28/2025(b)	461,000	454,840
		666,906
Australia–0.22%
QBE Insurance Group Ltd., 6.75%, 12/02/2044(b)(c)	1,550,000	1,552,089
Belgium–0.22%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(b)	1,600,000	1,521,090
Brazil–0.88%
Brazilian Government International Bond, 6.13%, 01/22/2032	2,500,000	2,471,875
CSN Inova Ventures, 6.75%, 01/28/2028(b)	200,000	190,270
CSN Resources S.A., 5.88%, 04/08/2032(b)	450,000	374,841
Minerva (Luxembourg) S.A., 4.38%, 03/18/2031(b)	700,000	577,920
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(b)	2,024,000	1,885,638
Suzano Austria GmbH, 2.50%, 09/15/2028	701,000	615,833
		6,116,377
Canada–1.85%
1375209 BC Ltd., 9.00%, 01/30/2028(b)(d)	316,000	304,255
Baytex Energy Corp., 7.38%, 03/15/2032(b)	443,000	450,512
Brookfield Finance, Inc., 5.97%, 03/04/2054	827,000	818,766
Constellation Software, Inc., 5.16%, 02/16/2029(b)(d)	550,000	549,946
Element Fleet Management Corp.,
5.64%, 03/13/2027(b)(d)	3,100,000	3,108,572
6.32%, 12/04/2028(b)	1,544,000	1,596,802
Enbridge, Inc., 7.38%, 01/15/2083(c)	2,989,000	2,999,387
Hudbay Minerals, Inc., 6.13%, 04/01/2029(b)	294,000	292,829
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/2031(b)	180,000	180,405
New Gold, Inc., 7.50%, 07/15/2027(b)	294,000	296,241
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(b)	296,000	296,703
Ritchie Bros. Holdings, Inc.,
6.75%, 03/15/2028(b)	142,000	144,740
7.75%, 03/15/2031(b)	278,000	290,679
	Principal Amount	Value
Canada–(continued)
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(c)	$1,455,000	$1,427,654
Wrangler Holdco Corp., 6.63%, 04/01/2032(b)	90,000	89,674
		12,847,165
Chile–0.34%
AES Andes S.A., 6.35%, 10/07/2079(b)(c)	434,000	427,821
Banco del Estado de Chile, 7.95%(b)(c)(e)	426,000	440,331
Mercury Chile Holdco LLC, 6.50%, 01/24/2027(b)	1,500,000	1,463,923
		2,332,075
China–0.10%
Prosus N.V., 3.26%, 01/19/2027(b)	780,000	730,194
Colombia–0.45%
Ecopetrol S.A.,
5.38%, 06/26/2026	1,500,000	1,470,558
8.63%, 01/19/2029	1,550,000	1,632,609
		3,103,167
Czech Republic–0.03%
Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029(b)	232,000	239,857
Denmark–0.13%
Danske Bank A/S, 0.98%, 09/10/2025(b)(c)	938,000	928,736
Dominican Republic–0.24%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(b)	925,000	937,673
Dominican Republic International Bond,
4.50%, 01/30/2030(b)	305,000	277,938
4.88%, 09/23/2032(b)	500,000	448,815
		1,664,426
Finland–0.04%
Amer Sports Co., 6.75%, 02/16/2031(b)(d)	297,000	296,429
France–1.13%
BNP Paribas S.A.,
7.38%(b)(c)(e)	1,550,000	1,550,008
7.75%(b)(c)(e)	750,000	758,261
BPCE S.A., 5.15%, 07/21/2024(b)	1,500,000	1,498,637
Electricite de France S.A., 9.13%(b)(c)(e)	1,001,000	1,091,189
Iliad Holding S.A.S.,
6.50%, 10/15/2026(b)	200,000	199,292
7.00%, 10/15/2028(b)	537,000	532,961
8.50%, 04/15/2031(b)	150,000	152,034

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
France–(continued)
Societe Generale S.A.,
4.75%(b)(c)(e)	$1,000,000	$895,663
10.00%(b)(c)(e)	1,100,000	1,143,993
		7,822,038
Germany–0.43%
Bayer US Finance LLC,
6.13%, 11/21/2026(b)	1,745,000	1,764,091
6.88%, 11/21/2053(b)(d)	624,000	641,470
ZF North America Capital, Inc.,
6.88%, 04/14/2028(b)	421,000	429,507
7.13%, 04/14/2030(b)	151,000	156,492
		2,991,560
Guatemala–0.22%
Millicom International Cellular S.A., 7.38%, 04/02/2032(b)	1,550,000	1,546,610
Hong Kong–0.63%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(b)(d)	3,750,000	3,675,709
5.38%, 12/04/2029(b)(d)	519,000	466,073
7.63%, 04/17/2032(b)	200,000	198,632
		4,340,414
India–0.57%
Adani Ports & Special Economic Zone Ltd., 4.20%, 08/04/2027(b)	827,000	769,317
JSW Steel Ltd., 3.95%, 04/05/2027(b)	1,740,000	1,625,061
Muthoot Finance Ltd., 7.13%, 02/14/2028(b)	1,550,000	1,564,144
		3,958,522
Indonesia–0.58%
PT Bank Tabungan Negara (Persero) Tbk, 4.20%, 01/23/2025(b)	2,610,000	2,574,703
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 4.13%, 05/15/2027(b)	1,500,000	1,446,851
		4,021,554
Iraq–0.05%
Iraq International Bond, 5.80%, 01/15/2028(b)	350,000	327,940
Ireland–0.32%
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	750,000	738,992
	Principal Amount	Value
Ireland–(continued)
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(b)(f)	$142,337	$138,083
Series 119, 0.00%, 04/30/2025(b)(f)	151,430	146,903
Series 120, 0.00%, 04/30/2025(b)(f)	189,552	183,886
Series 122, 0.00%, 04/30/2025(b)(f)	166,076	161,111
Series 124, 0.00%, 04/30/2025(b)(f)	133,391	129,404
Series 126, 0.00%, 04/30/2025(b)(f)	149,223	144,763
Series 127, 0.00%, 04/30/2025(b)(f)	172,844	167,677
0.00%, 04/30/2025(b)(f)	135,654	131,599
GGAM Finance Ltd., 6.88%, 04/15/2029(b)	295,000	300,900
		2,243,318
Italy–0.04%
Telecom Italia Capital S.A., 6.38%, 11/15/2033(d)	316,000	295,866
Ivory Coast–0.13%
Ivory Coast Government International Bond, 5.38%, 07/23/2024(b)	900,000	895,590
Macau–0.66%
MGM China Holdings Ltd.,
5.25%, 06/18/2025(b)(d)	1,200,000	1,186,667
5.88%, 05/15/2026(b)	450,000	445,593
Studio City Finance Ltd., 5.00%, 01/15/2029(b)(d)	600,000	528,590
Wynn Macau Ltd.,
4.88%, 10/01/2024(b)	1,160,000	1,156,150
5.63%, 08/26/2028(b)(d)	538,000	504,910
5.63%, 08/26/2028(b)	775,000	727,334
		4,549,244
Mexico–1.32%
Banco Mercantil del Norte S.A., 8.38%(b)(c)(d)(e)	650,000	656,736
Braskem Idesa S.A.P.I.,
7.45%, 11/15/2029(b)	1,150,000	937,197
6.99%, 02/20/2032(b)	316,000	239,943
CEMEX Materials LLC, 7.70%, 07/21/2025(b)	1,500,000	1,528,500
CEMEX S.A.B. de C.V., 5.13%(b)(c)(e)	965,000	928,205
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(b)(d)	1,125,000	1,029,382
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(b)	1,195,000	925,551
Petroleos Mexicanos,
6.50%, 03/13/2027	1,500,000	1,430,235
8.75%, 06/02/2029	1,500,000	1,474,349
		9,150,098
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
Netherlands–0.72%
ING Groep N.V.,
6.50%(c)(d)(e)	$2,200,000	$2,183,002
5.75%(c)(e)	2,900,000	2,790,148
		4,973,150
Nigeria–0.28%
IHS Netherlands Holdco B.V., 8.00%, 09/18/2027(b)	1,250,000	1,214,586
Nigeria Government International Bond, 8.38%, 03/24/2029(b)	780,000	733,083
		1,947,669
Panama–0.10%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(b)	750,000	667,434
South Africa–0.20%
Republic of South Africa Government International Bond, 4.85%, 09/30/2029	1,550,000	1,421,519
Supranational–0.12%
European Bank for Reconstruction and Development, 6.40%, 08/27/2025	800,000	811,591
Sweden–0.30%
Stena International S.A.,
7.25%, 01/15/2031(b)	285,000	291,605
7.63%, 02/15/2031(b)	163,000	167,004
Swedbank AB, Series NC5, 5.63%(b)(c)(e)	1,600,000	1,593,988
		2,052,597
Switzerland–1.61%
Cloverie PLC for Swiss Reinsurance Co. Ltd., 4.50%, 09/11/2044(b)(c)	4,974,000	4,944,797
Credit Suisse Group AG, 6.25%(b)(c)(e)(g)	3,015,000	361,800
UBS Group AG, 6.88%(b)(c)(e)	1,500,000	1,490,441
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/2045(b)(c)	4,500,000	4,366,614
		11,163,652
Turkey–0.13%
Ford Otomotiv Sanayi A.S., 7.13%, 04/25/2029(b)	885,000	894,536
United Kingdom–1.69%
abrdn PLC, 4.25%, 06/30/2028(b)	675,000	622,515
B.A.T Capital Corp., 6.00%, 02/20/2034	861,000	871,435
British Telecommunications PLC, 4.25%, 11/23/2081(b)(c)	4,350,000	4,122,835
M&G PLC, 6.50%, 10/20/2048(b)(c)	375,000	380,188
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031(b)	442,000	454,822
NatWest Group PLC, 6.00%(c)(e)	1,500,000	1,471,105
	Principal Amount	Value
United Kingdom–(continued)
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(b)(d)	$630,000	$576,422
Vodafone Group PLC,
3.25%, 06/04/2081(c)(d)	2,743,000	2,585,334
4.13%, 06/04/2081(c)	750,000	640,308
		11,724,964
United States–19.14%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	295,000	295,432
AES Corp. (The), 7.60%, 01/15/2055(c)	2,214,000	2,242,549
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	710,000	718,333
Air Lease Corp., Series B, 4.65%(c)(e)	315,000	299,791
Aircastle Ltd., 5.25%(b)(c)(e)	610,000	591,176
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(b)(d)	2,010,000	2,003,220
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	291,000	294,214
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	1,018,000	893,445
AMC Networks, Inc., 10.25%, 01/15/2029(b)	30,000	29,584
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	1,973,334	1,957,617
5.75%, 04/20/2029(b)	908,000	884,214
American Express Co., 6.34%, 10/30/2026(c)	2,100,000	2,121,293
Ares Capital Corp., 5.88%, 03/01/2029	2,004,000	1,975,842
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
7.00%, 11/01/2026(b)	143,000	143,250
5.88%, 06/30/2029(b)	155,000	151,592
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	273,000	272,887
Becton, Dickinson and Co., 3.79%, 05/20/2050	1,163,000	881,400
Berry Global, Inc., 5.65%, 01/15/2034(b)	802,000	783,875
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.00%, 07/15/2029(b)	261,000	265,963
7.25%, 07/15/2032(b)	180,000	185,184
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	152,000	141,489
Boeing Co. (The), 4.88%, 05/01/2025	1,500,000	1,484,359
BP Capital Markets PLC, 4.88%(c)(e)	455,000	430,378
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	287,000	299,258
Cardinal Health, Inc., 5.13%, 02/15/2029	1,550,000	1,546,668
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Carnival Corp.,
6.00%, 05/01/2029(b)	$178,000	$175,943
10.50%, 06/01/2030(b)	274,000	297,843
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	89,000	96,411
Carriage Services, Inc., 4.25%, 05/15/2029(b)	731,000	653,876
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)(d)	345,000	330,683
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	154,000	140,246
4.75%, 03/01/2030(b)	1,737,000	1,505,574
4.50%, 08/15/2030(b)	1,600,000	1,355,738
4.50%, 05/01/2032	206,000	166,056
Charles Schwab Corp. (The), 6.20%, 11/17/2029(c)	1,667,000	1,734,298
Cheniere Energy, Inc., 5.65%, 04/15/2034(b)	809,000	810,145
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	147,000	140,567
3.75%, 02/15/2031(b)	170,000	148,454
Cleveland-Cliffs, Inc.,
6.75%, 04/15/2030(b)	141,000	139,679
7.00%, 03/15/2032(b)(d)	299,000	295,989
6.25%, 10/01/2040	175,000	146,796
Cloud Software Group, Inc., 6.50%, 03/31/2029(b)	213,000	204,706
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)(d)	300,000	295,171
Community Health Systems, Inc.,
8.00%, 12/15/2027(b)	696,000	690,753
5.25%, 05/15/2030(b)	239,000	197,274
4.75%, 02/15/2031(b)	160,000	125,949
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(b)	136,000	137,960
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030(b)(d)	290,000	294,521
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	291,000	301,149
Cox Communications, Inc., 2.95%, 10/01/2050(b)	956,000	569,494
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	334,000	301,422
CVR Energy, Inc., 8.50%, 01/15/2029(b)	438,000	440,185
DaVita, Inc., 3.75%, 02/15/2031(b)	204,000	174,211
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 06/01/2028(b)	473,000	467,490
8.63%, 03/15/2029(b)	146,000	150,365
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	2,600,000	2,730,670
Directv Financing LLC, 8.88%, 02/01/2030(b)	30,000	29,386
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027(b)	60,000	56,485
Principal Amount		Value
United States–(continued)
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(f)	$458,000	$399,874
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	321,000	298,389
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	594,000	599,377
Encompass Health Corp., 4.50%, 02/01/2028	348,000	331,320
Energy Transfer L.P.,
8.00%, 05/15/2054(c)(d)	839,000	878,111
7.13%, 10/01/2054(c)	4,340,000	4,284,492
EnerSys,
4.38%, 12/15/2027(b)	316,000	299,493
6.63%, 01/15/2032(b)	134,000	136,370
Enpro, Inc., 5.75%, 10/15/2026	298,000	294,133
Entegris, Inc., 5.95%, 06/15/2030(b)	296,000	293,253
Entergy Corp., 7.13%, 12/01/2054(c)	2,166,000	2,152,218
EQM Midstream Partners L.P., 6.50%, 07/15/2048(d)	577,000	582,949
ESAB Corp., 6.25%, 04/15/2029(b)	297,000	299,152
FirstCash, Inc., 6.88%, 03/01/2032(b)	443,000	443,494
Ford Motor Credit Co. LLC, 5.13%, 06/16/2025	4,500,000	4,467,438
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(b)(d)	309,000	299,896
7.88%, 12/01/2030(b)	821,000	860,050
7.00%, 06/15/2032(b)	317,000	321,774
Freeport-McMoRan, Inc., 4.63%, 08/01/2030	2,710,000	2,610,642
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(b)	142,000	146,429
General Motors Co., 6.80%, 10/01/2027	3,000,000	3,115,515
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 01/15/2027	125,000	127,917
7.75%, 02/01/2028	56,000	56,640
8.88%, 04/15/2030	288,000	303,212
7.88%, 05/15/2032	382,000	385,908
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	338,000	345,245
Gray Television, Inc.,
10.50%, 07/15/2029(b)	29,000	29,184
5.38%, 11/15/2031(b)	53,000	30,088
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	127,000	133,843
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)(d)	971,000	897,784
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(b)(d)	1,049,000	1,024,654
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	$283,000	$273,555
6.00%, 02/01/2031(b)	88,000	84,320
6.25%, 04/15/2032(b)	75,000	72,183
8.38%, 11/01/2033(b)	158,000	168,506
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032(b)	445,000	447,437
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	592,000	601,578
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030(b)	280,000	278,828
J.M. Smucker Co. (The), 5.90%, 11/15/2028(d)	1,467,000	1,511,569
Jabil, Inc., 3.00%, 01/15/2031	1,300,000	1,107,258
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031(b)	209,000	214,492
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	273,000	252,120
Jefferies Financial Group, Inc., 6.50%, 07/31/2026	1,500,000	1,491,028
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	291,000	300,257
Kinder Morgan, Inc., 5.00%, 02/01/2029(d)	3,100,000	3,066,263
Kohl’s Corp., 4.63%, 05/01/2031	351,000	293,962
L3Harris Technologies, Inc., 5.40%, 01/15/2027	1,250,000	1,255,417
Lamar Media Corp., 4.88%, 01/15/2029	764,000	735,020
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	334,000	312,686
8.25%, 08/01/2031(b)(d)	565,000	590,074
Lithia Motors, Inc., 3.88%, 06/01/2029(b)(d)	679,000	610,499
Macy’s Retail Holdings LLC,
6.70%, 07/15/2034(b)	98,000	84,053
4.50%, 12/15/2034	237,000	205,030
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	822,000	822,828
MasterBrand, Inc., 7.00%, 07/15/2032(b)	108,000	109,293
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)(d)	306,000	293,644
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	2,470,000	2,456,878
Mattel, Inc., 6.20%, 10/01/2040	725,000	715,459
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(b)	323,000	327,059
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	95,000	62,012
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)(d)	299,000	301,083
Principal Amount		Value
United States–(continued)
Navient Corp.,
5.00%, 03/15/2027	$215,000	$205,460
9.38%, 07/25/2030	96,000	101,037
NCL Corp. Ltd.,
5.88%, 02/15/2027(b)	630,000	622,252
8.13%, 01/15/2029(b)	113,000	118,482
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	155,000	143,738
NextEra Energy Capital Holdings, Inc., 6.75%, 06/15/2054(c)(d)	1,879,000	1,894,472
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	145,000	147,853
8.38%, 02/15/2032(b)	152,000	154,461
Novelis Corp., 4.75%, 01/30/2030(b)	319,000	296,247
Office Properties Income Trust, 9.00%, 03/31/2029(b)	328,000	300,784
OI European Group B.V., 4.75%, 02/15/2030(b)(d)	483,000	442,172
OneMain Finance Corp.,
7.13%, 03/15/2026	381,000	387,455
3.88%, 09/15/2028	193,000	173,227
5.38%, 11/15/2029	74,000	69,458
ONEOK, Inc.,
5.55%, 11/01/2026	1,240,000	1,245,438
6.63%, 09/01/2053(d)	1,556,000	1,661,762
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	139,000	138,932
Paramount Global, 2.90%, 01/15/2027(d)	1,620,000	1,495,708
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
2.70%, 11/01/2024(b)	260,000	257,104
6.05%, 08/01/2028(b)	3,000,000	3,073,662
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	306,000	298,296
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 05/19/2053	41,000	39,574
Phinia, Inc., 6.75%, 04/15/2029(b)	440,000	447,080
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	780,000	712,780
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/2027(c)	2,226,000	2,280,644
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	257,000	265,114
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	292,000	292,261
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	334,000	295,370
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)(d)	489,000	450,607
Royal Caribbean Cruises Ltd., 6.25%, 03/15/2032(b)	455,000	459,107
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
RR Donnelley & Sons Co., 8.25%, 07/01/2027	$165,000	$164,588
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	304,000	296,548
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	33,000	19,973
Seagate HDD Cayman,
4.13%, 01/15/2031	376,000	336,179
9.63%, 12/01/2032	786,200	897,463
Sempra, 4.13%, 04/01/2052(c)	4,350,000	4,025,710
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	310,000	270,422
6.63%, 07/15/2032(b)	206,000	207,616
Service Properties Trust,
4.75%, 10/01/2026	621,000	582,405
5.50%, 12/15/2027	172,000	159,937
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	40,000	26,837
Sirius XM Radio, Inc., 5.00%, 08/01/2027(b)	308,000	295,126
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(b)(d)	293,000	297,942
Sixth Street Lending Partners, 6.50%, 03/11/2029(b)	244,000	241,315
Solventum Corp.,
5.45%, 02/25/2027(b)	2,236,000	2,234,284
5.90%, 04/30/2054(b)	885,000	846,536
Southern Co. (The),
Series B, 4.00%, 01/15/2051(c)	3,271,000	3,178,333
Series 21-A, 3.75%, 09/15/2051(c)	2,113,000	1,988,568
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	298,000	293,642
6.50%, 06/01/2032(b)	152,000	153,434
State Street Corp., Series I, 6.70%(c)(e)	1,329,000	1,340,245
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 10.00%, 10/15/2026(a)(b)	295,000	303,541
Sunoco L.P.,
7.00%, 05/01/2029(b)	128,000	131,276
7.25%, 05/01/2032(b)	165,000	170,791
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	281,000	299,835
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	444,000	446,505
Tenet Healthcare Corp., 6.75%, 05/15/2031	869,000	882,763
TransDigm, Inc.,
6.75%, 08/15/2028(b)	1,676,000	1,698,582
6.38%, 03/01/2029(b)	310,000	311,951
7.13%, 12/01/2031(b)	145,000	149,586
6.63%, 03/01/2032(b)	586,000	592,627
	Principal Amount		Value
United States–(continued)
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)(d)		$295,000	$304,761
Transocean, Inc., 8.75%, 02/15/2030(b)(d)		279,000	293,142
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028		480,000	454,455
Uber Technologies, Inc., 4.50%, 08/15/2029(b)		432,000	412,415
United AirLines, Inc., 4.38%, 04/15/2026(b)		1,455,000	1,407,228
Univision Communications, Inc., 6.63%, 06/01/2027(b)		59,000	56,541
Valaris Ltd., 8.38%, 04/30/2030(b)		560,000	580,204
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)		289,000	297,536
Venture Global LNG, Inc.,
8.13%, 06/01/2028(b)		403,000	415,496
9.50%, 02/01/2029(b)		306,000	335,291
9.88%, 02/01/2032(b)		189,000	205,830
Viatris, Inc., 3.85%, 06/22/2040		780,000	570,008
Viking Cruises Ltd.,
7.00%, 02/15/2029(b)		146,000	146,888
9.13%, 07/15/2031(b)		389,000	421,627
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)		300,000	293,678
Vistra Corp., Series C, 8.88%(b)(c)(e)		280,000	290,244
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)		300,000	295,187
7.75%, 10/15/2031(b)		545,000	567,986
Walgreens Boots Alliance, Inc.,
3.80%, 11/18/2024		2,178,000	2,154,095
4.50%, 11/18/2034		325,000	275,051
			132,784,497
Uzbekistan–0.09%
National Bank of Uzbekistan, 8.50%, 07/05/2029(b)		650,000	642,850
Zambia–0.21%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(b)		1,500,000	1,467,084
Total U.S. Dollar Denominated Bonds & Notes (Cost $252,276,595)			244,692,808

Non-U.S. Dollar Denominated Bonds & Notes–24.29%(h)
Belgium–0.24%
KBC Group N.V., 4.25%(b)(c)(e)	EUR	1,600,000	1,663,687
Brazil–5.33%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	2,300,000	1,670,049
Series F, 10.00%, 01/01/2027	BRL	205,000,000	35,293,252
			36,963,301
Canada–0.73%
Province of Ontario, 5.85%, 03/08/2033	CAD	6,200,000	5,083,234
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7	Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
China–0.58%
China Government Bond, 3.32%, 04/15/2052	CNY	25,000,000	$4,005,897
Colombia–3.34%
Colombian TES,
Series B, 7.50%, 08/26/2026	COP	13,500,000,000	3,134,186
Series B, 6.00%, 04/28/2028	COP	15,450,000,000	3,261,241
Series B, 7.75%, 09/18/2030	COP	31,000,000,000	6,632,428
Series B, 7.00%, 06/30/2032	COP	30,000,000,000	5,865,564
Series B, 9.25%, 05/28/2042	COP	4,875,000,000	980,040
Series B, 7.25%, 10/26/2050	COP	21,000,000,000	3,291,274
			23,164,733
Czech Republic–0.13%
CPI Property Group S.A., 4.88%(b)(c)(e)	EUR	1,300,000	876,064
Egypt–0.93%
Egypt Government Bond, 0.00%, 09/30/2025(f)	EGP	80,000,000	1,253,156
Egypt Treasury Bills,
Series 364D, 25.90%, 03/18/2025(i)	EGP	74,400,000	1,312,425
Series 364D, 25.75%, 04/01/2025(i)	EGP	100,000,000	1,749,323
Series 364D, 25.95%, 04/29/2025(i)	EGP	124,000,000	2,133,629
			6,448,533
France–0.61%
BPCE S.A., Series NC5, 1.50%, 01/13/2042(b)(c)	EUR	2,000,000	1,975,141
Electricite de France S.A., 5.38%(b)(c)(e)	EUR	2,100,000	2,248,636
			4,223,777
Germany–0.08%
Volkswagen International Finance N.V., 4.63%(b)(c)(e)	EUR	520,000	554,970
Greece–0.13%
Eurobank S.A., 4.88%, 04/30/2031(b)(c)	EUR	775,000	833,284
Hellenic Republic Government Bond, 0.00%, 10/15/2042(f)	EUR	23,730,000	74,970
			908,254
India–1.12%
India Government Bond,
6.54%, 01/17/2032	INR	300,000,000	3,496,567
7.26%, 08/22/2032	INR	350,000,000	4,251,078
			7,747,645
	Principal Amount		Value
Indonesia–0.91%
Indonesia Treasury Bond,
Series FR95, 6.38%, 08/15/2028	IDR	60,000,000,000	$3,608,087
Series FR96, 7.00%, 02/15/2033	IDR	45,000,000,000	2,736,550
			6,344,637
Italy–0.24%
UniCredit S.p.A., 1.20%, 01/20/2026(b)(c)	EUR	1,600,000	1,688,380
Ivory Coast–0.14%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(b)	EUR	1,000,000	976,975
Malaysia–0.23%
Malaysia Government Bond, Series 115, 3.96%, 09/15/2025	MYR	7,500,000	1,602,152
Mexico–0.16%
Mexican Bonos, Series M, 7.75%, 05/29/2031	MXN	22,400,000	1,092,329
Netherlands–0.38%
ABN AMRO Bank N.V., 4.38%(b)(c)(e)	EUR	2,500,000	2,614,034
Peru–2.07%
Credicorp Capital Sociedad Titulizadora S.A., 10.10%, 12/15/2043(b)	PEN	3,050,000	813,355
Peru Government Bond, 6.15%, 08/12/2032	PEN	54,000,000	13,545,257
			14,358,612
South Africa–2.94%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	181,200,000	8,689,632
Series 2040, 9.00%, 01/31/2040	ZAR	270,000,000	11,704,514
			20,394,146
Spain–0.33%
Repsol International Finance B.V., 3.75%(b)(c)(e)	EUR	750,000	793,547
Telefonica Europe B.V., 2.88%(b)(c)(e)	EUR	1,500,000	1,523,224
			2,316,771
Supranational–0.51%
African Development Bank, 0.00%, 01/17/2050(f)	ZAR	78,000,000	321,783
Corp. Andina de Fomento, 6.82%, 02/22/2031(b)	MXN	56,700,000	2,531,433
International Bank for Reconstruction & Development, 0.00%, 09/30/2052(f)	MXN	180,000,000	668,543
International Finance Corp., 0.00%, 02/15/2029(b)(f)	TRY	3,700,000	34,050
			3,555,809
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8	Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
United Kingdom–2.05%
Barclays PLC, 7.13%(c)(e)	GBP	1,800,000	$2,258,473
Lloyds Banking Group PLC,
8.50%(c)(e)	GBP	930,000	1,204,133
8.50%(c)(e)	GBP	950,000	1,230,166
Nationwide Building Society, 5.75%(b)(c)(e)	GBP	2,900,000	3,453,547
NatWest Group PLC, 5.13%(c)(e)	GBP	900,000	1,058,051
NGG Finance PLC, 5.63%, 06/18/2073(b)(c)	GBP	4,000,000	5,032,140
			14,236,510
United States–0.98%
BP Capital Markets PLC, 3.25%(b)(c)(e)	EUR	3,050,000	3,195,980
Citigroup, Inc., 4.25%, 02/25/2030(b)(c)	EUR	1,550,000	1,658,502
Morgan Stanley, 2.10%, 05/08/2026(c)	EUR	1,600,000	1,689,451
MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025	EUR	225,000	228,918
			6,772,851
Uruguay–0.13%
Uruguay Government International Bond, 9.75%, 07/20/2033	UYU	34,725,100	890,906
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $173,312,091)			168,484,207

U.S. Government Sponsored Agency Mortgage-Backed Securities–19.59%
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 - 07/25/2032(j)		$144,104	18,244
6.00%, 12/25/2032 - 08/25/2035(j)(k)		430,073	59,877
5.50%, 01/25/2034 - 06/25/2035(j)		140,073	20,772
Fannie Mae REMICs,
5.50%, 12/25/2025		1,026	1,021
6.00%, 01/25/2032		15,714	15,882
6.45%, 04/25/2032 - 12/25/2032(l)		99,133	100,287
5.95% (30 Day Average SOFR + 0.61%), 09/25/2032(l)		24,056	23,936
5.95% (30 Day Average SOFR + 0.61%), 10/18/2032(l)		7,352	7,321
5.85% (30 Day Average SOFR + 0.51%), 11/25/2033(l)		4,354	4,340
4.58% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(l)		29,136	33,564
4.22% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(l)		31,946	34,615
6.39% (30 Day Average SOFR + 1.05%), 06/25/2037(l)		6,261	6,336
4.00%, 03/25/2041		17,940	16,736
Principal Amount		Value

IO, 1.25%, 10/25/2031 - 05/25/2035(j)(l)	$107,355	$7,342
2.45%, 11/18/2031 - 12/18/2031(j)(l)	13,945	1,140
2.45% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(j)(l)	2,202	191
2.50% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(j)(l)	2,205	182
2.65% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032(j)(l)	3,494	347
1.55% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(j)(l)	13,286	837
2.35% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(j)(l)	1,694	165
2.55%, 07/25/2032 - 09/25/2032(j)(l)	7,700	794
2.65%, 12/18/2032(j)(l)	25,188	2,034
2.80%, 02/25/2033 - 05/25/2033(j)(l)	24,869	3,266
7.00%, 03/25/2033 - 04/25/2033(j)	72,533	9,193
2.10% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(j)(l)	100,414	9,723
0.60%, 03/25/2035 - 07/25/2038(j)(l)	124,822	7,448
1.30%, 03/25/2035 - 05/25/2035(j)(l)	114,472	3,629
1.15% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(j)(l)	60,122	3,089
1.78% (7.23% - (30 Day Average SOFR + 0.11%)), 09/25/2036(j)(l)	117,263	4,668
1.09% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(j)(l)	109,615	7,713
4.00%, 04/25/2041(j)	184,986	17,599
1.10% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(j)(l)	46,157	2,955
0.70% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(j)(l)	143,417	12,793
Federal Home Loan Mortgage Corp.,
6.50%, 08/01/2031	26,383	27,243
5.00%, 09/01/2033 - 03/01/2053	13,679,032	13,250,959
7.00%, 10/01/2037	5,934	6,112
4.50%, 10/01/2052	6,656,398	6,333,704
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9	Invesco V.I. Global Strategic Income Fund

Principal Amount		Value

Federal National Mortgage Association,
7.50%, 10/01/2029 - 03/01/2033	$90,263	$92,034
7.00%, 07/01/2032 - 04/01/2033	12,230	12,585
5.00%, 07/01/2033	63,934	63,091
5.50%, 02/01/2035 - 03/01/2053	13,777,662	13,637,721
4.50%, 07/01/2052	7,530,629	7,154,036
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.78%, 02/25/2026(k)	1,594,694	11,468
Series K735, Class X1, IO, 1.10%, 05/25/2026(k)	2,835,419	38,248
Series K093, Class X1, IO, 1.08%, 05/25/2029(k)	19,265,813	714,345
Freddie Mac REMICs,
7.00%, 09/15/2026	25,404	25,349
5.90%, 12/15/2028 - 02/15/2029(l)	54,499	54,314
6.00%, 04/15/2029	27,183	27,183
6.50%, 10/15/2029 - 06/15/2032	85,417	86,933
6.00%, 06/15/2031 - 01/15/2032(l)	53,782	53,617
6.45%, 02/15/2032 - 03/15/2032(l)	37,706	37,925
3.50%, 05/15/2032	10,352	9,954
4.78% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(l)	24,206	28,300
4.00%, 06/15/2038	13,941	13,019
3.00%, 05/15/2040	45	45
IO, 2.50% (7.95% - (30 Day Average SOFR + 0.11%)), 12/15/2026(j)(l)	18,539	324
3.25% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(j)(l)	3	0
2.20% (7.65% - (30 Day Average SOFR + 0.11%)), 03/15/2029(j)(l)	64,186	2,725
2.65% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(j)(l)	2,787	149
2.55% (8.00% - (30 Day Average SOFR + 0.11%)), 04/15/2032(j)(l)	115,699	3,526
1.60% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(j)(l)	40,367	2,169
1.25% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(j)(l)	42,976	1,995
1.30% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(j)(l)	6,267	297
1.27%, 05/15/2035(j)(l)	132,664	7,785
1.55% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(j)(l)	26,558	2,312
Principal Amount		Value

0.55% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(j)(l)	$12,342	$895
0.62% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(j)(l)	58,805	4,312
0.80% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(j)(l)	15,091	989
Freddie Mac STRIPS,
IO, 6.50%, 02/01/2028(j)	744	57
7.00%, 09/01/2029(j)	5,653	634
6.00%, 12/15/2032(j)	15,936	1,760
Government National Mortgage Association,
ARM, 3.75% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 11/20/2025(l)	191	189
8.00%, 05/15/2026	2,459	2,461
7.00%, 04/15/2028 - 07/15/2028	13,431	13,480
IO, 1.11% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(j)(l)	65,171	4,027
1.21% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(j)(l)	98,390	5,134
TBA, 5.50%, 07/01/2054(m)	19,100,000	18,952,083
6.00%, 07/01/2054(m)	54,250,000	54,483,777
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2054(m)	20,274,000	20,333,397
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $138,237,924)		135,940,701

Asset-Backed Securities–6.35%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(l)	7,136	6,568
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.66%, 01/15/2051(k)	3,891,046	56,460
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.01%, 11/13/2050(k)	1,938,823	38,055
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.83%, 01/25/2036(n)	3,661	3,261
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.13%, 10/12/2050(k)	4,659,223	119,427
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 2.82%, 05/25/2035(n)	140,027	132,145
Series 2006-AR1, Class 1A1, 7.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(l)	28,731	26,845
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
10	Invesco V.I. Global Strategic Income Fund

Principal Amount		Value

COMM Mortgage Trust,
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	$1,600,000	$1,560,280
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	25,000	24,087
Series 2019-GC44, Class AM, 3.26%, 08/15/2057	1,000,000	878,202
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	90,803	85,314
Series 2005-J4, Class A7, 5.50%, 11/25/2035	170,371	136,385
CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Class 2A1A, 8.43% (1 mo. Term SOFR + 0.26%), 11/15/2036(l)	6,995	6,563
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.89%, 06/25/2036(n)	20,335	17,713
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	200,406	200,117
FREMF Mortgage Trust,
Series 2017-K62, Class B, 4.01%, 01/25/2050(b)(n)	280,000	268,877
Series 2016-K54, Class C, 4.19%, 04/25/2048(b)(n)	1,810,000	1,748,865
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	325,500	328,117
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.43%, 07/25/2035(n)	1,523	1,362
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	62,643	57,778
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(n)	9,377	9,092
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(n)	680,000	614,866
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 5.66% (1 mo. Term SOFR + 0.31%), 08/25/2036(l)	651,128	229,184
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(k)	1,596,847	39,441
OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(a)(b)	325,157	321,397
Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(a)(b)	625,302	618,580
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	4,734	3,626
	Principal Amount		Value

UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.21%, 11/15/2050(k)		$2,896,943	$67,350
Verus Securitization Trust, Series 2022-7, Class A3, 5.35%, 07/25/2067(b)(n)		433,336	426,968
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2005-AR16, Class 1A1, 4.82%, 12/25/2035(n)		2,508	2,218
Series 2003-AR10, Class A7, 5.82%, 10/25/2033(n)		13,563	12,669
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.00%, 12/15/2050(k)		2,651,134	64,184
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046		125,195	120,014
Series 2014-C20, Class AS, 4.18%, 05/15/2047		157,534	152,244
Alba PLC,
Series 2007-1, Class F, 8.60% (SONIA + 3.37%), 03/17/2039(b)(h)(l)	GBP	656,535	797,849
Series 2007-1, Class E, 6.55% (SONIA + 1.32%), 03/17/2039(b)(h)(l)	GBP	1,859,550	2,189,916
Series 2006-2, Class F, 8.60% (SONIA + 3.37%), 12/15/2038(b)(h)(l)	GBP	469,504	552,367
Auburn 15 PLC,
Series E, 0.00% (SONIA + 2.00%), 07/20/2045(b)(f)(h)(l)	GBP	629,000	767,198
Series F, 0.00% (SONIA + 2.50%), 07/20/2045(b)(f)(h)(l)	GBP	749,000	915,533
Eurosail PLC,
Series 2006-2X, Class E1C, 8.60% (SONIA + 3.37%), 12/15/2044(b)(h)(l)	GBP	1,830,000	2,077,644
Series 2006-4X, Class E1C, 8.35% (SONIA + 3.12%), 12/10/2044(b)(h)(l)	GBP	1,608,337	1,936,911
Series 2006-2X, Class D1A, 4.52% (3 mo. EURIBOR + 0.80%), 12/15/2044(b)(h)(l)	EUR	2,700,000	2,681,326
Eurosail-UK NC PLC, Series 2007-1X, Class D1C, 6.24% (SONIA + 1.01%), 03/13/2045(b)(h)(l)	GBP	750,000	817,800
Eurosail-UK NP PLC, Series 2007-2X, Class D1A, 4.54% (3 mo. EURIBOR + 0.80%), 03/13/2045(b)(h)(l)	EUR	3,600,000	3,378,494
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 7.47% (3 mo. EURIBOR + 3.75%), 06/18/2039(b)(h)(l)	EUR	1,780,000	1,865,139
Ludgate Funding PLC, Series 2007-1, Class MA, 5.59% (SONIA + 0.36%), 01/01/2061(b)(h)(l)	GBP	808,329	947,798
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
11	Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

Mortgage Funding PLC, Series 2008-1, Class B2, 8.55% (SONIA + 3.32%), 03/13/2046(b)(l)	GBP	4,925,496	$5,985,209
Towd Point Mortgage Funding 2024 - Granite 6 PLC, Series 2024-GR6X, Class F, 0.00% (SONIA + 4.50%), 07/20/2053(b)(f)(h)(l)	GBP	620,000	785,958
Prosil Acquisition S.A., Series 2019-1, Class A, 5.91% (3 mo. EURIBOR + 2.00%), 10/31/2039(b)(h)(l)	EUR	1,275,279	1,143,033
SC Germany S.A. Compartment Consumer, Series 2021-1, Class E, 6.43% (1 mo. EURIBOR + 2.80%), 11/14/2035(b)(h)(l)	EUR	2,913,710	3,052,741
Alhambra SME Funding DAC, Series 2019-1, Class D, 12.90% (1 mo. EURIBOR + 9.25%), 11/30/2028(b)(h)(l)	EUR	141,425	129,026
Lusitano Mortgages No. 5 PLC, Series D, 4.87% (3 mo. EURIBOR + 0.96%), 07/15/2059(b)(h)(l)	EUR	626,445	572,191
Futura S.r.l., Series 2019-1, Class A, 6.87% (6 mo. EURIBOR + 3.00%), 07/31/2044(b)(h)(l)	EUR	213,863	230,003
Fideicomiso Dorrego Y Libertador,
2.00%, 12/31/2043(o)		$3,144,648	2,987,416
0.00%, 12/31/2043(f)(h)(o)	ARS	33,994,486	35,430
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(f)(h)(n)(o)	ARS	133,500,000	802,320
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, 11.74% (3 mo. Term SOFR + 6.41%), 10/15/2030(b)(l)		$1,010,000	1,015,627
Total Asset-Backed Securities (Cost $47,335,382)			44,045,183
Principal Amount		Value
Agency Credit Risk Transfer Notes–4.33%
United States–4.33%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R04, Class 1M2, 8.44% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(l)	$770,000	$803,039
Series 2022-R05, Class 2M1, 7.24% (30 Day Average SOFR + 1.90%), 04/25/2042(b)(l)	2,085,781	2,104,430
Series 2022-R08, Class 1M2, 8.94% (30 Day Average SOFR + 3.60%), 07/25/2042(b)(l)	1,350,000	1,431,958
Series 2023-R02, Class 1M1, 7.64% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(l)	461,948	474,042
Series 2023-R03, Class 2M1, 7.84% (30 Day Average SOFR + 2.50%), 04/25/2043(b)(l)	887,704	908,681
Series 2023-R04, Class 1M1, 7.64% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(l)	985,996	1,013,743
Series 2023-R06, Class 1M1, 7.04% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(l)	500,603	505,429
Series 2023-R06, Class 1M2, 8.04% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(l)	490,000	512,685
Series 2023-R06, Class 1B1, 9.24% (30 Day Average SOFR + 3.90%), 07/25/2043(b)(l)	565,000	600,671
Series 2023-R08, Class 1M2, 7.84% (30 Day Average SOFR + 2.50%), 10/25/2043(b)(l)	280,000	289,122
Series 2023-R08, Class 1M1, 6.84% (30 Day Average SOFR + 1.50%), 10/25/2043(b)(l)	405,308	408,060
Series 2024-R03, Class 2M2, 7.29% (30 Day Average SOFR + 1.95%), 03/25/2044(b)(l)	700,000	704,815
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
12	Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Freddie Mac,
Series 2022-DNA2, Class M1B, STACR®, 7.74% (30 Day Average SOFR + 2.40%), 02/25/2042(b)(l)	$1,500,000	$1,539,064
Series 2022-DNA3, Class M1B, STACR®, 8.24% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(l)	3,000,000	3,121,550
Series 2022-DNA3, Class M1A, STACR®, 7.34% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(l)	1,519,920	1,543,128
Series 2022-HQA2, Class M1, STACR®, 9.34% (30 Day Average SOFR + 4.00%), 07/25/2042(b)(l)	1,500,000	1,603,938
Series 2022-HQA3, Class M1, STACR®, 8.89% (30 Day Average SOFR + 3.55%), 08/25/2042(b)(l)	1,500,000	1,586,428
Series 2022-HQA3, Class M2, STACR®, 10.69% (30 Day Average SOFR + 5.35%), 08/25/2042(b)(l)	1,605,000	1,764,337
Series 2023-DNA1, Class M1, STACR®, 7.44% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(l)	950,039	967,714
Series 2023-HQA1, Class M1, STACR®, 8.84% (30 Day Average SOFR + 3.50%), 05/25/2043(b)(l)	2,534,425	2,691,320
Series 2023-HQA2, Class M1, STACR®, 7.34% (30 Day Average SOFR + 2.00%), 06/25/2043(b)(l)	897,073	905,222
Series 2023-HQA2, Class M1, STACR®, 8.69% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(l)	900,000	953,068
Series 2024-DNA1, Class M2, STACR®, 7.29% (30 Day Average SOFR + 1.95%), 02/25/2044(b)(l)	1,550,000	1,567,849
Series 2024-HQA1, Class M2, STACR®, 7.34% (30 Day Average SOFR + 2.00%), 03/25/2044(b)(l)	1,670,900	1,682,986
Series 2024-DNA2, Class M2, STACR®, 7.04% (30 Day Average SOFR + 1.70%), 05/25/2044(b)(l)	387,500	390,363
Total Agency Credit Risk Transfer Notes (Cost $29,203,805)		30,073,642

U.S. Treasury Securities–2.22%
U.S. Treasury Bills–2.22%
5.31%, 08/15/2024 (Cost $15,398,397)(i)(p)	15,398,397	15,398,397
	Shares
Common Stocks & Other Equity Interests–1.54%
Argentina–1.50%
Banco BBVA Argentina S.A.	80,000	368,185
Banco Macro S.A., Class B	170,000	1,432,368
Shares		Value
Argentina–(continued)
Grupo Financiero Galicia S.A., Class B	535,000	$2,424,734
Pampa Energia S.A.(q)	400,000	1,053,651
YPF S.A., ADR(q)	22,500	452,700
YPF S.A., Class D(q)	157,100	4,694,667
		10,426,305
United States–0.04%
ACNR Holdings, Inc.	911	75,158
Claire’s Holdings LLC, Class S	235	3,525
Endo, Inc.(b)(q)	106	2,981
Endo, Inc.(q)	5,188	145,912
McDermott International Ltd.(q)	39,024	11,317
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(o)(q)	31,946	958
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(o)(q)	35,496	1,065
Sabine Oil & Gas Holdings, Inc.(o)(q)	837	126
Windstream Services LLC, Wts.	176	2,389
		243,431
Total Common Stocks & Other Equity Interests (Cost $9,667,329)		10,669,736
Principal Amount
Variable Rate Senior Loan Interests–0.64%(r)(s)
United States–0.64%
Boost Newco Borrower LLC (WorldPay), Term Loan, 8.33% (1 mo. Term SOFR+ 3.00%), 01/31/2031	$295,000	295,779
Camelot Finance L.P., Term Loan, 8.09% (1 mo. Term SOFR + 2.75%), 01/31/2031	294,262	295,145
Carnival Corp., Term Loan B, 8.09% (1 mo. Term SOFR + 2.75%), 10/18/2028	230,512	231,412
Claire’s Stores, Inc., Term Loan, 11.94% (1 mo. Term SOFR + 6.50%), 12/18/2026	69,695	64,241
Clear Channel Outdoor Holdings, Inc., Term Loan B, 9.46% (1 mo. Term SOFR + 4.00%), 08/23/2028	285,646	286,420
Concentra Health Services, Term Loan B, 7.59% (1 mo. Term SOFR + 2.25%), 06/26/2031(o)	90,000	90,450
DTZ U.S. Borrower LLC, Term Loan B, 9.09% (1 mo. Term SOFR + 4.25%), 01/31/2030(o)	302,242	304,509
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 8.10% (1 mo. Term SOFR + 2.75%), 01/18/2029	291,216	291,762
Greystar Real Estate Partners LLC, Term Loan B, 8.58% (1 mo. Term SOFR + 3.25%), 08/21/2030(o)	156,023	156,998
IRB Holding Corp., Term Loan B, 8.19% (1 mo. Term SOFR + 2.75%), 12/15/2027	297,953	298,177
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
13	Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Jane Street Group LLC, Term Loan, 7.96% (1 mo. Term SOFR + 2.50%), 01/26/2028	$288,505	$288,579
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan B, 8.09% (1 mo. Term SOFR + 2.75%), 10/23/2028	262,395	263,216
Prairie ECI Acquiror L.P., Term Loan B-2, 10.09% (1 mo. Term SOFR + 4.75%), 08/01/2029	319,200	319,800
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 9.21% (1 mo. Term SOFR + 3.75%), 04/20/2028	156,954	156,757
Scientific Games Lottery, First Lien Term Loan, 8.31% (3 mo. Term SOFR + 3.50%), 04/04/2029	299,417	299,167
Syneos Health, Inc., Term Loan, 9.08% (3 mo. Term SOFR + 4.00%), 09/27/2030	299,250	299,368
Uber Technologies, Inc., Term Loan B, 8.09% (3 mo. Term SOFR + 2.75%), 03/03/2030	175,881	176,930
Victoria’s Secret & Co., First Lien Term Loan, 8.85% (3 mo. Term SOFR + 3.36%), 08/02/2028	295,894	296,080
Total Variable Rate Senior Loan Interests (Cost $4,392,532)		4,414,790
	Shares
Preferred Stocks–0.00%
United States–0.00%
Claire’s Holdings LLC, Series A, Pfd. (Cost $36,875)	71	14,910
Shares		Value
Money Market Funds–12.57%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(t)(u)	30,521,977	$30,521,977
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(t)(u)	21,794,873	21,801,412
Invesco Treasury Portfolio, Institutional Class, 5.21%(t)(u)	34,882,259	34,882,259
Total Money Market Funds (Cost $87,205,648)		87,205,648

Options Purchased–1.54%
(Cost $12,621,804)(v)		10,693,313
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-108.34% (Cost $769,688,382)		751,633,335
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.57%
Invesco Private Government Fund, 5.31%(t)(u)(w)	6,932,800	6,932,800
Invesco Private Prime Fund, 5.48%(t)(u)(w)	17,815,141	17,820,486
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,753,286)		24,753,286
TOTAL INVESTMENTS IN SECURITIES—111.91% (Cost $794,441,668)		776,386,621
OTHER ASSETS LESS LIABILITIES–(11.91)%		(82,616,946)
NET ASSETS–100.00%		$693,769,675
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
14	Invesco V.I. Global Strategic Income Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLO	– Collateralized Loan Obligation
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
Ctfs.	– Certificates
EGP	– Egypt Pound
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
INR	– Indian Rupee
IO	– Interest Only
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
Pfd.	– Preferred
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
TRY	– Turkish Lira
UYU	– Uruguay Peso
Wts.	– Warrants
ZAR	– South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
15	Invesco V.I. Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:
(a)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2024 was $240,134,496, which represented 34.61% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	All or a portion of this security was out on loan at June 30, 2024.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at June 30, 2024 represented less than 1% of the Fund’s Net Assets.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2024.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2024.
(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1R.
(n)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2024.
(o)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(p)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N.
(q)	Non-income producing security.
(r)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(s)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(t)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,078,518	$109,167,474	$(94,724,015)	$-	$-	$30,521,977	$386,893
Invesco Liquid Assets Portfolio, Institutional Class	12,328,173	77,976,767	(68,498,807)	(2,380)	(2,341)	21,801,412	297,709
Invesco Treasury Portfolio, Institutional Class	18,375,449	124,762,828	(108,256,018)	-	-	34,882,259	441,181
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,429,657	56,206,442	(56,703,299)	-	-	6,932,800	226,866*
Invesco Private Prime Fund	20,083,316	109,694,968	(111,949,092)	(1,156)	(7,550)	17,820,486	613,238*
Total	$74,295,113	$477,808,479	$(440,131,231)	$(3,536)	$(9,891)	$111,958,934	$1,965,887

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(u)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(v)	The table below details options purchased.
(w)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
16	Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus JPY	Call	Goldman Sachs International	06/26/2025	JPY	120.00	AUD	2,795,000	$ 86,974
AUD versus NZD	Call	Merrill Lynch International	09/27/2024	NZD	1.14	AUD	1,865,000	63,378
USD versus JPY	Call	Goldman Sachs International	02/13/2026	JPY	175.00	USD	4,650,000	365,420
USD versus JPY	Call	J.P. Morgan Chase Bank, N.A.	02/13/2026	JPY	175.00	USD	4,650,000	365,420
Subtotal — Foreign Currency Call Options Purchased								881,192
Currency Risk
EUR versus HUF	Put	J.P. Morgan Chase Bank, N.A.	10/29/2024	HUF	385.00	EUR	1,162,500	90,200
EUR versus INR	Put	Goldman Sachs International	09/11/2024	INR	89.75	EUR	1,860,000	130,139
EUR versus INR	Put	Morgan Stanley and Co. International PLC	08/20/2024	INR	89.00	EUR	930,000	137,813
EUR versus MXN	Put	Morgan Stanley and Co. International PLC	07/02/2024	MXN	17.75	EUR	1,162,500	1
EUR versus NOK	Put	Merrill Lynch International	08/12/2024	NOK	11.40	EUR	1,235,000	339,305
USD versus BRL	Put	Goldman Sachs International	08/20/2024	BRL	4.78	USD	12,400,000	409
USD versus BRL	Put	Merrill Lynch International	10/08/2024	BRL	4.90	USD	900,000	14,934
USD versus BRL	Put	Morgan Stanley and Co. International PLC	07/08/2024	BRL	4.60	USD	900,000	1
USD versus COP	Put	Goldman Sachs International	07/05/2024	COP	3,750.00	USD	18,530,000	19
USD versus COP	Put	Morgan Stanley and Co. International PLC	07/02/2024	COP	3,810.00	USD	15,500,000	16
USD versus IDR	Put	Standard Chartered Bank PLC	08/23/2024	IDR	15,400.00	USD	15,500,000	2,387
USD versus JPY	Put	Deutsche Bank AG	07/18/2024	JPY	129.40	USD	750,000	118
USD versus JPY	Put	Goldman Sachs International	09/17/2024	JPY	122.00	USD	1,525,000	1,164
USD versus MXN	Put	Goldman Sachs International	08/08/2024	MXN	16.30	USD	1,067,500	2,110
USD versus MXN	Put	Goldman Sachs International	08/22/2024	MXN	16.40	USD	1,860,000	4,481
USD versus MXN	Put	Goldman Sachs International	03/31/2025	MXN	16.75	USD	25,575,000	122,811
USD versus MXN	Put	Merrill Lynch International	07/05/2024	MXN	16.40	USD	2,492,400	12
USD versus MXN	Put	Merrill Lynch International	09/09/2024	MXN	17.70	USD	12,415,000	79,953
USD versus ZAR	Put	Goldman Sachs International	10/16/2024	ZAR	18.15	USD	11,250,000	283,601
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	08/27/2024	ZAR	18.50	USD	1,860,000	200,346
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	09/20/2024	ZAR	17.90	USD	1,067,500	200,222
Subtotal — Foreign Currency Put Options Purchased								1,610,042
Total Foreign Currency Options Purchased								$2,491,234

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $19,162,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.30%	Receive	KWCDC	Quarterly	11/08/2028	KRW	9,150,000,000	$148,992
Interest Rate Risk
30 Year Interest Rate Swap	Put	Deutsche Bank AG	3.64	Pay	SOFR	Annually	01/11/2027	USD	9,300,000	815,485
50 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.40	Pay	6 Month EURIBOR	Semi-Annually	08/15/2024	EUR	18,600,000	194,558
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	46,500,000	7,043,044
Subtotal — Interest Rate Put Swaptions Purchased										8,053,087
Total Interest Rate Swaptions Purchased										$8,202,079

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $19,162,000.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
17	Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value			Value
Credit Risk
Goldman Sachs International	Put	387.50%	Markit iTraxx Europe Crossover Index, Series 41, Version 1	5.00%	Quarterly	09/18/2024	3.205%	EUR	15,570,000	$(99,504)
Goldman Sachs International	Put	400.00	Markit iTraxx Europe Crossover Index, Series 41, Version 1	5.00	Quarterly	10/16/2024	3.205	EUR	15,570,000	(121,682)
J.P. Morgan Chase Bank, N.A.	Put	105.00	Markit CDX North America High Yield Index, Series 42, Version 1	5.00	Quarterly	08/21/2024	3.439	USD	50,762,500	(262,001)
J.P. Morgan Chase Bank, N.A.	Put	400.00	Markit iTraxx Europe Crossover Index, Series 41, Version 1	5.00	Quarterly	09/18/2024	3.205	EUR	50,250,000	(276,982)
J.P. Morgan Chase Bank, N.A.	Put	105.00	Markit CDX North America High Yield Index, Series 42, Version 1	5.00	Quarterly	09/18/2024	3.439	USD	40,610,000	(331,134)
Total Credit Default Swaptions Written										$(1,091,303)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $19,162,000.
(b)	Implied credit spreads represent the current level, as of June 30, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
Currency Risk
EUR versus INR	Call	J.P. Morgan Chase Bank, N.A.	12/11/2024	INR	93.00	EUR	18,625,000	$(132,285)
EUR versus PLN	Call	Goldman Sachs International	11/12/2024	PLN	4.40	EUR	18,560,000	(211,092)
USD versus BRL	Call	Goldman Sachs International	02/20/2025	BRL	5.30	USD	1,240,000	(906,857)
USD versus BRL	Call	Goldman Sachs International	03/20/2025	BRL	5.50	USD	1,220,000	(737,444)
USD versus BRL	Call	Goldman Sachs International	04/16/2025	BRL	5.75	USD	15,465,000	(771,441)
USD versus BRL	Call	Merrill Lynch International	09/17/2024	BRL	5.30	USD	20,150,000	(1,279,102)
USD versus COP	Call	Goldman Sachs International	06/13/2025	COP	4,350.00	USD	18,530,000	(954,147)
USD versus COP	Call	Morgan Stanley and Co. International PLC	07/02/2024	COP	4,030.00	USD	15,500,000	(456,800)
USD versus IDR	Call	Standard Chartered Bank PLC	08/23/2024	IDR	16,290.00	USD	11,625,000	(136,489)
USD versus MXN	Call	Goldman Sachs International	06/12/2025	MXN	20.00	USD	46,887,500	(1,890,363)
USD versus MXN	Call	Merrill Lynch International	04/30/2025	MXN	19.00	USD	2,492,400	(1,180,588)
USD versus MXN	Call	Merrill Lynch International	06/13/2025	MXN	20.00	USD	12,415,000	(501,864)
USD versus TRY	Call	Goldman Sachs International	08/22/2024	TRY	36.00	USD	7,735,000	(100,586)
USD versus TRY	Call	Goldman Sachs International	09/13/2024	TRY	38.00	USD	13,950,000	(194,826)
USD versus TRY	Call	Goldman Sachs International	09/20/2024	TRY	37.00	USD	7,760,000	(172,194)
USD versus TRY	Call	Goldman Sachs International	05/02/2025	TRY	50.00	USD	620,000	(156,686)
USD versus TRY	Call	Goldman Sachs International	05/07/2025	TRY	50.00	USD	9,300,000	(502,600)
USD versus TRY	Call	Goldman Sachs International	06/13/2025	TRY	45.40	USD	13,965,000	(1,326,675)
USD versus ZAR	Call	Goldman Sachs International	10/16/2024	ZAR	19.40	USD	775,000	(165,962)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	10/21/2024	ZAR	22.00	USD	18,600,000	(39,916)
Subtotal — Foreign Currency Call Options Written								(11,817,917)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
18	Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
Currency Risk
AUD versus USD	Put	Goldman Sachs International	01/02/2025	USD	0.64	AUD	38,125,000	$(279,714)
AUD versus USD	Put	Goldman Sachs International	01/02/2025	USD	0.64	AUD	24,218,750	(177,687)
EUR versus PLN	Put	Goldman Sachs International	11/12/2024	PLN	4.23	EUR	18,560,000	(78,752)
USD versus CNH	Put	Goldman Sachs International	04/28/2025	CNH	6.89	USD	465,000	(167,622)
USD versus CNH	Put	J.P. Morgan Chase Bank, N.A.	05/05/2025	CNH	6.85	USD	1,162,500	(367,071)
USD versus COP	Put	Goldman Sachs International	07/05/2024	COP	3,650.00	USD	18,530,000	(18)
USD versus COP	Put	Morgan Stanley and Co. International PLC	07/02/2024	COP	3,660.00	USD	15,500,000	(15)
USD versus IDR	Put	Standard Chartered Bank PLC	08/23/2024	IDR	14,925.00	USD	23,250,000	(721)
USD versus MXN	Put	Goldman Sachs International	03/31/2025	MXN	16.00	USD	25,575,000	(43,708)
USD versus ZAR	Put	Goldman Sachs International	10/16/2024	ZAR	17.15	USD	11,250,000	(76,792)
Subtotal — Foreign Currency Put Options Written								(1,192,100)
Total – Foreign Currency Options Written								$(13,010,017)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $19,162,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
Interest Rate Risk
30 Year Interest Rate Swap	Call	Goldman Sachs International	3.35%	SOFR	Receive	Annually	09/25/2024	USD	23,280,000	$(259,502)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.70	SOFR	Receive	Annually	09/26/2024	USD	37,265,000	(375,295)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.30	6 Month EURIBOR	Receive	Semi-Annually	12/18/2024	EUR	18,625,000	(499,196)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.30	6 Month EURIBOR	Receive	Semi-Annually	12/20/2024	EUR	16,945,000	(459,291)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.60	SOFR	Receive	Annually	09/25/2024	USD	31,040,000	(230,011)
30 Year Interest Rate Swap	Call	Toronto-Dominion Bank (The)	3.45	SOFR	Receive	Annually	09/24/2024	USD	23,280,000	(362,312)
Subtotal—Interest Rate Call Swaptions Written										(2,185,607)
Interest Rate Risk
10 Year Interest Rate Swap	Put	Barclays Bank PLC	4.13	SOFR	Pay	Annually	08/06/2024	USD	20,274,000	(79,065)
2 Year Interest Rate Swap	Put	Deutsche Bank AG	3.99	SOFR	Pay	Annually	01/11/2027	USD	83,700,000	(841,689)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.95	6 Month EURIBOR	Pay	Semi-Annually	08/15/2024	EUR	46,500,000	(260,021)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.26	6 Month EURIBOR	Pay	Semi-Annually	03/15/2039	EUR	93,000,000	(2,610,343)
Subtotal—Interest Rate Put Swaptions Written										(3,791,118)
Total Interest Rate Swaptions Written										$(5,976,725)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $19,162,000.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	62	September-2024	$12,661,563	$33,781	$33,781
U.S. Treasury 10 Year Notes	320	September-2024	35,195,000	306,805	306,805
Subtotal—Long Futures Contracts				340,586	340,586
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
19	Invesco V.I. Global Strategic Income Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	78	September-2024	$(8,313,094)	$(83,696)	$(83,696)
U.S. Treasury Long Bonds	15	September-2024	(1,774,688)	(36,127)	(36,127)
U.S. Treasury Ultra Bonds	26	September-2024	(3,258,937)	(78,060)	(78,060)
Subtotal—Short Futures Contracts				(197,883)	(197,883)
Total Futures Contracts				$142,703	$142,703

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/18/2024	Barclays Bank PLC	JPY	2,187,039,343	USD	14,117,778	$363,268
09/18/2024	Citibank, N.A.	USD	309,396	AUD	466,890	2,691
07/02/2024	Deutsche Bank AG	BRL	219,516,070	USD	39,573,581	304,862
07/22/2024	Deutsche Bank AG	JPY	214,755,000	USD	1,500,000	161,145
08/02/2024	Deutsche Bank AG	BRL	407,878,000	USD	75,325,816	2,628,066
09/18/2024	Deutsche Bank AG	COP	99,443,440,000	USD	24,766,085	1,093,486
09/18/2024	Deutsche Bank AG	PEN	51,306,000	USD	13,565,659	217,601
09/18/2024	Deutsche Bank AG	USD	872,239	INR	73,122,000	2,635
04/03/2025	Deutsche Bank AG	USD	8,535,000	INR	721,887,398	25,792
07/09/2024	Goldman Sachs International	USD	9,125,000	COP	38,005,625,000	18,348
07/12/2024	Goldman Sachs International	EUR	8,895,000	ZAR	181,382,393	431,626
08/02/2024	Goldman Sachs International	USD	6,325,000	TRY	217,200,500	105,759
09/18/2024	Goldman Sachs International	USD	3,844,452	MXN	72,033,882	45,882
02/21/2025	Goldman Sachs International	CNY	126,211,252	USD	17,785,000	52,253
04/02/2025	Goldman Sachs International	USD	9,974,250	MXN	196,791,953	335,525
09/18/2024	HSBC Bank USA	JPY	123,040,000	USD	793,620	19,809
09/18/2024	J.P. Morgan Chase Bank, N.A.	EUR	43,297,248	USD	46,819,868	277,728
09/18/2024	J.P. Morgan Chase Bank, N.A.	GBP	33,307,310	USD	42,453,673	325,919
09/18/2024	J.P. Morgan Chase Bank, N.A.	IDR	111,934,220,000	USD	6,849,272	17,033
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	7,035,000	HUF	2,609,106,329	20,143
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	3,414,437	NOK	36,486,000	9,375
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	7,209,186	PLN	29,372,795	80,515
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	248,796	THB	9,096,000	624
09/19/2024	J.P. Morgan Chase Bank, N.A.	USD	10,632,008	CNY	76,750,000	120,196
07/02/2024	Merrill Lynch International	BRL	219,516,070	USD	42,255,608	2,986,888
07/05/2024	Merrill Lynch International	EUR	10,230,000	CLP	10,319,001,000	7,631
08/02/2024	Merrill Lynch International	COP	5,473,980,000	USD	1,395,000	82,983
09/18/2024	Morgan Stanley and Co. International PLC	EUR	3,250,000	USD	3,503,591	10,021
09/18/2024	Morgan Stanley and Co. International PLC	USD	583,764	MXN	11,226,288	22,534
09/18/2024	Morgan Stanley and Co. International PLC	USD	14,638,276	ZAR	274,876,077	381,649
09/23/2024	Morgan Stanley and Co. International PLC	CLP	1,153,275,000	USD	1,247,769	22,908
09/18/2024	Royal Bank of Canada	NZD	603,000	USD	369,205	1,921
09/18/2024	Royal Bank of Canada	USD	687,151	CAD	943,366	3,680
04/03/2025	Standard Chartered Bank PLC	USD	8,535,000	CNY	60,786,270	16,793
09/18/2024	UBS AG	EUR	625,000	USD	673,845	2,005
Subtotal—Appreciation						10,199,294
Currency Risk
07/02/2024	Deutsche Bank AG	USD	40,594,912	BRL	219,516,070	(1,326,193)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
20	Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/02/2024	Deutsche Bank AG	USD	2,876,731	BRL	15,577,070	$(100,367)
09/18/2024	Deutsche Bank AG	INR	646,990,350	USD	7,717,655	(23,315)
09/19/2024	Deutsche Bank AG	USD	5,143,034	KRW	7,057,374,223	(7,546)
04/03/2025	Deutsche Bank AG	CNY	60,764,932	USD	8,535,000	(13,792)
07/12/2024	Goldman Sachs International	ZAR	181,899,415	EUR	8,895,000	(460,023)
09/18/2024	Goldman Sachs International	MXN	173,402,000	USD	9,254,474	(110,449)
11/08/2024	Goldman Sachs International	USD	3,255,000	JPY	470,673,000	(272,340)
03/19/2025	Goldman Sachs International	INR	5,926,139,750	USD	70,150,000	(182,795)
03/19/2027	Goldman Sachs International	USD	76,250,000	INR	6,778,237,500	(8,732)
09/18/2024	HSBC Bank USA	USD	46,090,804	JPY	7,145,756,857	(1,150,423)
09/18/2024	J.P. Morgan Chase Bank, N.A.	PLN	2,803,123	USD	691,594	(4,081)
09/18/2024	J.P. Morgan Chase Bank, N.A.	THB	13,372,691	USD	365,773	(918)
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	23,811,742	EUR	22,020,201	(141,247)
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	9,382,627	GBP	7,376,000	(53,314)
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	9,523,864	IDR	155,643,752,900	(23,684)
09/19/2024	J.P. Morgan Chase Bank, N.A.	CNY	24,860,000	USD	3,443,801	(38,932)
09/19/2024	J.P. Morgan Chase Bank, N.A.	USD	2,516,038	KRW	3,421,283,646	(26,449)
12/13/2024	J.P. Morgan Chase Bank, N.A.	INR	509,184,450	EUR	5,585,000	(41,782)
07/02/2024	Merrill Lynch International	USD	39,700,428	BRL	219,516,070	(431,708)
07/05/2024	Merrill Lynch International	CLP	10,681,143,000	EUR	10,230,000	(392,443)
09/11/2024	Merrill Lynch International	MXN	110,445,431	USD	5,957,143	(14,195)
10/04/2024	Merrill Lynch International	CLP	10,372,708,503	EUR	10,230,000	(10,597)
10/09/2024	Merrill Lynch International	USD	2,492,400	MXN	43,816,392	(133,759)
09/18/2024	Morgan Stanley and Co. International PLC	IDR	156,449,504,000	USD	9,452,000	(97,362)
09/18/2024	Morgan Stanley and Co. International PLC	USD	236,324	CZK	5,369,269	(6,390)
09/18/2024	Morgan Stanley and Co. International PLC	USD	11,903,326	EUR	11,044,000	(31,638)
09/18/2024	Morgan Stanley and Co. International PLC	USD	5,451,298	HUF	2,009,893,438	(16,453)
09/18/2024	Morgan Stanley and Co. International PLC	ZAR	358,090,000	USD	19,089,403	(477,542)
09/19/2024	Morgan Stanley and Co. International PLC	KRW	13,558,228,200	USD	9,850,500	(15,510)
09/23/2024	Morgan Stanley and Co. International PLC	USD	20,696,841	CLP	19,129,469,383	(379,985)
04/02/2025	Morgan Stanley and Co. International PLC	MXN	196,235,888	USD	9,974,250	(306,393)
09/18/2024	Royal Bank of Canada	CAD	7,380,000	USD	5,375,620	(28,790)
09/18/2024	Royal Bank of Canada	USD	1,407,766	NZD	2,299,219	(7,324)
09/18/2024	Standard Chartered Bank PLC	USD	80,835	CZK	1,860,731	(1,151)
04/03/2025	Standard Chartered Bank PLC	INR	721,719,600	USD	8,535,000	(23,802)
Subtotal—Depreciation						(6,361,424)
Total Forward Foreign Currency Contracts						$3,837,870

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit iTraxx Europe Crossover Index, Series 41, Version 1	Buy	(5.00)%	Quarterly	06/20/2029	3.205%	EUR	37,770,000	$(3,487,618)	$(2,997,371)	$490,247
Markit CDX North America High Yield Index, Series 42, Version 1	Buy	(5.00)	Quarterly	06/20/2029	3.439	USD	43,315,000	(3,022,824)	(2,716,933)	305,891
UBS AG	Sell	1.00	Quarterly	12/20/2028	0.603	EUR	2,330,000	32,342	41,342	9,000
Subtotal - Appreciation								(6,478,100)	(5,672,962)	805,138
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
21	Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Credit Default Swap Agreements(a)—(continued)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Brazil Government International Bonds	Buy	(1.00)%	Quarterly	12/20/2027	1.250%	USD	1,500,000	$57,810	$10,884	$(46,926)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.630	EUR	2,330,000	(22,728)	(39,633)	(16,905)
South Africa Government International Bonds	Buy	(1.00)	Quarterly	06/20/2029	2.083	USD	1,550,000	77,088	73,083	(4,005)
Subtotal - Depreciation								112,170	44,334	(67,836)
Total Centrally Cleared Credit Default Swap Agreements								$(6,365,930)	$(5,628,628)	$737,302

(a)	Centrally cleared swap agreements collateralized by $14,458,936 cash held with Counterparties.
(b)	Implied credit spreads represent the current level, as of June 30, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	MIBOR	Semi-Annually	(6.37)%	Semi-Annually	03/19/2027	INR	2,850,000,000	$—	$25,860	$25,860
Receive	SOFR	Annually	(3.81)	Annually	08/19/2034	USD	3,880,000	—	30,111	30,111
Pay	SOFR	Annually	3.94	Annually	07/10/2034	USD	23,820,000	385	37,341	36,956
Pay	SONIA	Annually	3.99	Annually	05/03/2054	GBP	6,702,200	—	39,109	39,109
Pay	3 Month CZK PRIBOR	Quarterly	6.06	Annually	09/20/2024	CZK	499,500,000	—	39,903	39,903
Pay	3 Month CZK PRIBOR	Quarterly	5.36	Annually	01/05/2025	CZK	349,500,000	—	40,480	40,480
Receive	SOFR	Annually	(3.83)	Annually	09/30/2034	USD	11,925,000	—	45,362	45,362
Pay	28 Day MXN TIIE	28 days	9.65	28 days	04/12/2029	MXN	257,300,000	—	45,604	45,604
Pay	COOVIBR	Quarterly	9.44	Quarterly	10/24/2026	COP	15,000,000,000	—	64,383	64,383
Receive	TONAR	Annually	(0.53)	Annually	03/12/2029	JPY	1,859,998,031	—	71,713	71,713
Pay	28 Day MXN TIIE	28 days	10.85	28 days	06/11/2026	MXN	146,725,071	—	79,714	79,714
Pay	28 Day MXN TIIE	28 days	9.71	28 days	04/23/2029	MXN	270,000,000	—	87,329	87,329
Receive	SOFR	Annually	(3.62)	Annually	07/26/2054	USD	6,440,000	—	93,136	93,136
Pay	28 Day MXN TIIE	28 days	10.88	28 days	06/11/2026	MXN	176,069,929	—	100,809	100,809
Pay	6 Month EURIBOR	Semi-Annually	3.01	Annually	06/04/2029	EUR	17,000,000	(2,796)	107,980	110,776
Pay	6 Month EURIBOR	Semi-Annually	3.01	Annually	07/04/2029	EUR	22,000,000	—	138,391	138,391
Pay	6 Month BBSW	Semi-Annually	4.70	Semi-Annually	05/02/2034	AUD	17,670,000	—	154,654	154,654
Pay	SOFR	Annually	3.82	Annually	06/12/2028	USD	74,645,000	(3,398)	169,465	172,863
Pay	SOFR	Annually	4.38	Annually	03/19/2027	USD	33,300,000	—	198,298	198,298
Receive	SOFR	Annually	(3.60)	Annually	07/19/2054	USD	11,795,000	—	207,845	207,845
Pay	SOFR	Annually	3.83	Annually	06/12/2028	USD	121,050,000	27,720	276,948	249,228
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	8,940,000	—	251,950	251,950
Pay	SOFR	Annually	3.99	Annually	04/10/2028	USD	85,250,000	9,688	411,699	402,011
Pay	28 Day MXN TIIE	28 days	10.36	28 days	09/16/2026	MXN	1,420,000,000	—	421,401	421,401
Receive	BZDIOVRA	At Maturity	(11.23)	At Maturity	01/02/2029	BRL	72,911,643	—	493,798	493,798
Pay	SOFR	Annually	3.85	Annually	04/08/2028	USD	241,800,000	(28,833)	567,254	596,087
Pay	SOFR	Annually	4.04	Annually	04/13/2028	USD	190,386,500	(43,991)	1,098,309	1,142,300
Pay	SOFR	Annually	4.34	Annually	05/31/2029	USD	119,350,000	(87,363)	1,474,112	1,561,475
Subtotal — Appreciation								(128,588)	6,772,958	6,901,546
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
22	Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	EFFR	Annually	3.67%	Annually	08/09/2039	USD	90,000,000	$(65,422)	$(1,834,642)	$(1,769,220)
Pay	BZDIOVRA	At Maturity	9.93	At Maturity	01/04/2027	BRL	119,354,303	—	(991,718)	(991,718)
Receive	SOFR	Annually	(3.87)	Annually	04/08/2036	USD	70,935,750	24,639	(582,974)	(607,613)
Pay	28 Day MXN TIIE	28 days	8.86	28 days	03/14/2029	MXN	371,365,000	—	(550,665)	(550,665)
Receive	28 Day MXN TIIE	28 days	(9.69)	28 days	09/06/2034	MXN	405,995,000	—	(523,672)	(523,672)
Receive	SOFR	Annually	(3.86)	Annually	04/01/2055	USD	7,800,000	—	(306,914)	(306,914)
Receive	3 Month JIBAR	Quarterly	(10.00)	Quarterly	10/26/2033	ZAR	87,000,000	—	(265,708)	(265,708)
Pay	BZDIOVRA	At Maturity	9.77	At Maturity	01/04/2027	BRL	27,883,036	—	(260,921)	(260,921)
Pay	6 Month EURIBOR	Semi-Annually	2.38	Annually	12/20/2054	EUR	8,940,000	—	(256,771)	(256,771)
Pay	6 Month EURIBOR	Semi-Annually	2.71	Annually	07/24/2034	EUR	21,135,000	—	(231,093)	(231,093)
Receive	COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	18,255,000,000	—	(212,745)	(212,745)
Pay	28 Day MXN TIIE	28 days	9.65	28 days	04/06/2027	MXN	500,000,000	—	(209,819)	(209,819)
Pay	6 Month EURIBOR	Semi-Annually	2.62	Annually	01/15/2029	EUR	15,004,000	—	(193,459)	(193,459)
Pay	28 Day MXN TIIE	28 days	8.87	28 days	03/14/2029	MXN	124,500,000	—	(182,661)	(182,661)
Receive	CORRA	Semi-Annually	(3.51)	Semi-Annually	03/26/2034	CAD	36,865,000	—	(162,369)	(162,369)
Receive	SOFR	Annually	(3.91)	Annually	06/11/2036	USD	17,127,500	(42,271)	(185,877)	(143,606)
Receive	SOFR	Annually	(3.61)	Annually	04/13/2056	USD	20,580,000	(17,244)	(141,439)	(124,195)
Pay	6 Month EURIBOR	Semi-Annually	2.70	Annually	05/09/2034	EUR	9,858,000	—	(123,068)	(123,068)
Receive	3 Month JIBAR	Quarterly	(9.87)	Quarterly	06/15/2033	ZAR	42,300,000	—	(115,829)	(115,829)
Receive	COOVIBR	Quarterly	(9.06)	Quarterly	05/16/2032	COP	11,100,000,000	—	(115,787)	(115,787)
Pay	6 Month BBSW	Semi-Annually	4.39	Semi-Annually	06/07/2034	AUD	12,719,032	—	(97,359)	(97,359)
Receive	28 Day MXN TIIE	28 days	(9.55)	28 days	04/17/2034	MXN	162,000,000	—	(93,622)	(93,622)
Receive	COOVIBR	Quarterly	(8.88)	Quarterly	05/09/2032	COP	11,600,000,000	—	(91,830)	(91,830)
Receive	SOFR	Annually	(4.11)	Annually	08/07/2034	USD	4,754,694	—	(79,784)	(79,784)
Pay	6 Month BBSW	Semi-Annually	4.42	Semi-Annually	06/07/2034	AUD	13,035,612	—	(75,778)	(75,778)
Pay	28 Day MXN TIIE	28 days	9.13	28 days	02/11/2028	MXN	69,900,000	—	(72,253)	(72,253)
Receive	6 Month MIBOR	Semi-Annually	(6.52)	Semi-Annually	03/19/2027	INR	2,942,800,000	—	(69,343)	(69,343)
Pay	BZDIOVRA	At Maturity	11.57	At Maturity	01/04/2027	BRL	68,013,252	—	(68,239)	(68,239)
Receive	3 Month BBSW	Quarterly	(4.33)	Quarterly	06/28/2027	AUD	50,124,000	—	(62,111)	(62,111)
Pay	SOFR	Annually	3.82	Annually	08/19/2034	USD	5,275,000	(310)	(35,777)	(35,467)
Pay	SOFR	Annually	3.90	Annually	07/10/2034	USD	11,407,500	—	(23,624)	(23,624)
Pay	SONIA	At Maturity	4.29	At Maturity	03/24/2026	GBP	79,190,000	—	(18,107)	(18,107)
Pay	SOFR	Annually	3.91	Annually	07/10/2034	USD	11,407,500	—	(15,217)	(15,217)
Pay	SOFR	Annually	3.91	Annually	07/08/2034	USD	23,250,000	—	(14,516)	(14,516)
Receive	COOVIBR	Quarterly	(8.54)	Quarterly	05/27/2032	COP	4,050,000,000	—	(14,397)	(14,397)
Pay	SOFR	Annually	4.05	Annually	03/19/2027	USD	34,500,000	—	(2,472)	(2,472)
Subtotal — Depreciation								(100,608)	(8,282,560)	(8,181,952)
Total Centrally Cleared Interest Rate Swap Agreements								$(229,196)	$(1,509,602)	$(1,280,406)

(a)	Centrally cleared swap agreements collateralized by $14,458,936 cash held with Counterparties.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
23	Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.254%	EUR	1,250,000	$2,336	$4,786	$2,450
Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 6	Sell	5.00	Quarterly	12/20/2024	0.123	EUR	2,900,000	51,147	72,616	21,469
J.P. Morgan Chase Bank, N.A.	Markit CDX Investment Grade Index, Series 33, Version 1	Sell	1.00	Quarterly	12/20/2024	2.632	USD	3,000,000	(103,489)	(23,176)	80,313
Subtotal—Appreciation									(50,006)	54,226	104,232
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)	Quarterly	12/20/2024	0.363	EUR	1,250,000	1,517	(4,085)	(5,602)
Goldman Sachs International	Markit CDX North America High Yield Index, Series 37, Version 4	Buy	(5.00)	Quarterly	12/20/2026	0.118	USD	34,602,884	(3,511,635)	(3,930,289)	(418,654)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 3	Buy	(5.00)	Quarterly	12/20/2027	0.264	USD	8,997,577	(1,149,663)	(1,342,364)	(192,701)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 40, Version 1	Sell	5.00	Quarterly	12/20/2028	6.584	EUR	7,750,000	(325,912)	(508,850)	(182,938)
Subtotal—Depreciation									(4,985,693)	(5,785,588)	(799,895)
Total Open Over-The-Counter Credit Default Swap Agreements									$(5,035,699)	$(5,731,362)	$(695,663)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $19,162,000.
(b)	Implied credit spreads represent the current level, as of June 30, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Morgan Stanley and Co. International PLC	Receive	EFFR	Annually	(3.67)%	Annually	08/09/2039	USD	$90,000,000	$—	$1,834,641	$1,834,641

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $19,162,000.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
24	Invesco V.I. Global Strategic Income Fund

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CORRA	—Canadian Overnight Repo Rate Average
CZK	—Czech Koruna
EFFR	—Effective Federal Funds Rate
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
25	Invesco V.I. Global Strategic Income Fund

Consolidated Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $682,482,734)*	$664,427,687
Investments in affiliated money market funds, at value (Cost $111,958,934)	111,958,934
Other investments:
Swaps receivable — OTC	18,749
Unrealized appreciation on swap agreements — OTC	1,938,873
Unrealized appreciation on forward foreign currency contracts outstanding	10,199,294
Deposits with brokers:
Cash collateral — centrally cleared swap agreements	14,458,936
Cash collateral — OTC Derivatives	19,162,000
Cash	13,784,036
Foreign currencies, at value (Cost $6,497,041)	6,462,853
Receivable for:
Investments sold	3,908,413
Fund shares sold	83,189
Dividends	283,607
Interest	9,978,206
Principal paydowns	126,321
Investment for trustee deferred compensation and retirement plans	145,417
Other assets	127
Total assets	856,936,642
Liabilities:
Other investments:
Options written, at value (premiums received $19,998,369)	20,078,045
Variation margin payable — futures contracts	19,798
Variation margin payable — centrally cleared swap agreements	13,279
Premiums received on swap agreements — OTC	5,035,699
Unrealized depreciation on forward foreign currency contracts outstanding	6,361,424
Swaps payable — OTC	67,017
Unrealized depreciation on swap agreements—OTC	799,895
Payable for:
Investments purchased	104,862,657
Fund shares reacquired	445,707
Accrued foreign taxes	6,581
Collateral upon return of securities loaned	24,753,286
Accrued fees to affiliates	402,550
Accrued other operating expenses	153,751
Trustee deferred compensation and retirement plans	145,417
Collateral due to broker - OTC Derivatives	21,861
Total liabilities	163,166,967
Net assets applicable to shares outstanding	$693,769,675
Net assets consist of:
Shares of beneficial interest	$965,505,090
Distributable earnings (loss)	(271,735,415)
$693,769,675
Net Assets:
Series I	$251,668,466
Series II	$442,101,209
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	58,849,100
Series II	100,494,032
Series I:
Net asset value per share	$4.28
Series II:
Net asset value per share	$4.40

*	At June 30, 2024, securities with an aggregate value of $23,965,826 were on loan to brokers.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
26	Invesco V.I. Global Strategic Income Fund

Consolidated Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $124,079)	$20,313,246
Dividends (net of foreign withholding taxes of $18,419)	262,519
Dividends from affiliates (includes net securities lending income of $23,373)	1,149,156
Total investment income	21,724,921
Expenses:
Advisory fees	2,447,233
Administrative services fees	576,723
Custodian fees	103,520
Distribution fees - Series II	559,462
Transfer agent fees	17,495
Trustees’ and officers’ fees and benefits	12,348
Reports to shareholders	157,517
Professional services fees	58,345
Other	2,839
Total expenses	3,935,482
Less: Fees waived	(22,496)
Net expenses	3,912,986
Net investment income	17,811,935
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $19,497)	(8,143,948)
Affiliated investment securities	(9,891)
Foreign currencies	(267,848)
Forward foreign currency contracts	(2,715,297)
Futures contracts	(272,054)
Option contracts written	7,125,175
Swap agreements	(11,678,613)
(15,962,476)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $26,314)	(8,850,503)
Affiliated investment securities	(3,536)
Foreign currencies	(408,679)
Forward foreign currency contracts	5,422,147
Futures contracts	(4,019,636)
Option contracts written	1,346,481
Swap agreements	2,945,105
(3,568,621)
Net realized and unrealized gain (loss)	(19,531,097)
Net increase (decrease) in net assets resulting from operations	$(1,719,162)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
27	Invesco V.I. Global Strategic Income Fund

Consolidated Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$17,811,935	$35,445,133
Net realized gain (loss)	(15,962,476)	(42,039,051)
Change in net unrealized appreciation (depreciation)	(3,568,621)	63,266,384
Net increase (decrease) in net assets resulting from operations	(1,719,162)	56,672,466
Share transactions–net:
Series I	(9,547,367)	(18,599,060)
Series II	(16,372,533)	(57,125,101)
Net increase (decrease) in net assets resulting from share transactions	(25,919,900)	(75,724,161)
Net increase (decrease) in net assets	(27,639,062)	(19,051,695)
Net assets:
Beginning of period	721,408,737	740,460,432
End of period	$693,769,675	$721,408,737
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
28	Invesco V.I. Global Strategic Income Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income to average net assets	Portfolio turnover (d)(e)
Series I
Six months ended 06/30/24	$4.28	$0.11	$(0.11)	$0.00	$—	$4.28	0.00%	$251,668	0.95%(f)	0.96%(f)	5.23%(f)	108%
Year ended 12/31/23	3.95	0.21	0.12	0.33	—	4.28	8.35	261,650	0.91	0.92	5.05	85
Year ended 12/31/22	4.46	0.14	(0.65)	(0.51)	—	3.95	(11.44)	259,461	0.87	0.89	3.49	85
Year ended 12/31/21	4.83	0.12	(0.27)	(0.15)	(0.22)	4.46	(3.00)	336,327	0.82	0.86	2.59	209
Year ended 12/31/20	4.97	0.15	(0.01)	0.14	(0.28)	4.83	3.19	363,404	0.82	0.87	3.10	324
Year ended 12/31/19	4.66	0.24	0.26	0.50	(0.19)	4.97	10.80	395,324	0.77(g)	0.82(g)	4.86(h)	134
Series II
Six months ended 06/30/24	4.41	0.11	(0.12)	(0.01)	—	4.40	(0.23)	442,101	1.20(f)	1.21(f)	4.98(f)	108
Year ended 12/31/23	4.08	0.20	0.13	0.33	—	4.41	8.09	459,758	1.16	1.17	4.80	85
Year ended 12/31/22	4.61	0.13	(0.66)	(0.53)	—	4.08	(11.50)	480,999	1.12	1.14	3.24	85
Year ended 12/31/21	4.99	0.11	(0.28)	(0.17)	(0.21)	4.61	(3.37)	612,996	1.07	1.11	2.34	209
Year ended 12/31/20	5.13	0.14	(0.01)	0.13	(0.27)	4.99	2.79	661,276	1.07	1.12	2.85	324
Year ended 12/31/19	4.80	0.23	0.27	0.50	(0.17)	5.13	10.61	736,339	1.02(g)	1.08(g)	4.60(h)	134

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.04% for the year ended December 31, 2019.
(d)	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities of $2,177,497,748 and $2,279,114,634 for the year ended December 31, 2019.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)	Includes the Fund’s share of the allocated expenses from Invesco Oppenheimer Master Event-Linked Bond Fund and Invesco Oppenheimer Master Loan Fund.
(h)	Includes the Fund’s share of the allocated net investment income from Invesco Oppenheimer Master Event-Linked Bond Fund and Invesco Oppenheimer Master Loan Fund.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
29	Invesco V.I. Global Strategic Income Fund

Notes to Consolidated Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Global Strategic Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco V.I. Global Strategic Income Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund will seek to gain exposure to Regulation S securities primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in Regulation S securities. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to seek total return.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for
30	Invesco V.I. Global Strategic Income Fund

revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
J.	Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed
31	Invesco V.I. Global Strategic Income Fund

(i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.
Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.
K.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations.
L.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
M.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
N.	Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are
32	Invesco V.I. Global Strategic Income Fund

incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
O.	Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
P.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
Q.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller
33	Invesco V.I. Global Strategic Income Fund

would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2024, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
R.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.  These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction.  If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.  Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
S.	LIBOR Transition Risk -The Fund may have investments in financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. LIBOR was a common benchmark interest rate index historically used to make adjustments to variable-rate debt instruments, to determine interest rates for a variety of financial instruments and borrowing arrangements and as a reference rate in derivative contracts.
The UK Financial Conduct Authority ("FCA"), the regulator that oversees LIBOR, has ceased publishing the majority of LIBOR rates. In April 2023, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts, but any such rates are considered non-representative of the underlying market. Regulators and financial industry working groups have worked to identify alternative reference rates ("ARRs") to replace LIBOR and to assist with the transition to the new ARRs. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) have replaced LIBOR in certain financial contracts. SOFR is a broad measure of the cost of overnight borrowing of cash through repurchase agreements collateralized by U.S. Treasury securities.
While the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty and risks relating to converting certain longer-term securities and transactions to a new ARR. There can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, while some legacy USD LIBOR instruments may provide for an alternative or fallback rate-setting methodology, there may be significant uncertainty regarding the effectiveness of such methodologies to replicate USD LIBOR; other legacy USD LIBOR instruments may not include such fallback rate-setting provisions at all or may not be able to rely on the statutory fallback mechanism, the effectiveness of which is also uncertain. While it is expected that the market participants will amend legacy financial instruments referencing LIBOR to include such fallback provisions to ARRs, there remains uncertainty regarding the willingness and ability of parties to add or amend such fallback provisions in legacy instruments. Moreover, certain aspects of the transition from LIBOR will rely on the actions of third-party market participants, such as clearing houses, trustees, administrative agents, asset servicers and certain service providers; the Adviser cannot guarantee the performance of such market participants and any failure on the part of such market participants to
34	Invesco V.I. Global Strategic Income Fund

manage their part of the LIBOR transition could impact the Fund. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future. All of the foregoing may adversely affect the Fund’s performance or NAV.
T.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
U.	Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
V.	Other Risks - Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Next $4 billion	0.500%
Over $5 billion	0.480%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.70%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary.  In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after fee waiver and/or expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $22,496.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $50,741 for accounting and fund administrative services and was reimbursed $525,982 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
35	Invesco V.I. Global Strategic Income Fund

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Consolidated Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$244,692,808	$—	$244,692,808
Non-U.S. Dollar Denominated Bonds & Notes	—	168,484,207	—	168,484,207
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	135,940,701	—	135,940,701
Asset-Backed Securities	—	40,220,017	3,825,166	44,045,183
Agency Credit Risk Transfer Notes	—	30,073,642	—	30,073,642
U.S. Treasury Securities	—	15,398,397	—	15,398,397
Common Stocks & Other Equity Interests	10,437,622	229,965	2,149	10,669,736
Variable Rate Senior Loan Interests	—	3,862,833	551,957	4,414,790
Preferred Stocks	—	14,910	—	14,910
Money Market Funds	87,205,648	24,753,286	—	111,958,934
Options Purchased	—	10,693,313	—	10,693,313
Total Investments in Securities	97,643,270	674,364,079	4,379,272	776,386,621
Other Investments - Assets*
Futures Contracts	340,586	—	—	340,586
Forward Foreign Currency Contracts	—	10,199,294	—	10,199,294
Swap Agreements	—	9,645,557	—	9,645,557
	340,586	19,844,851	—	20,185,437
Other Investments - Liabilities*
Futures Contracts	(197,883)	—	—	(197,883)
Forward Foreign Currency Contracts	—	(6,361,424)	—	(6,361,424)
Options Written	—	(20,078,045)	—	(20,078,045)
Swap Agreements	—	(9,049,683)	—	(9,049,683)
	(197,883)	(35,489,152)	—	(35,687,035)
Total Other Investments	142,703	(15,644,301)	—	(15,501,598)
Total Investments	$97,785,973	$658,719,778	$4,379,272	$760,885,023

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
36	Invesco V.I. Global Strategic Income Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2024:
	Value
Derivative Assets	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$—	$340,586	$340,586
Unrealized appreciation on swap agreements — Centrally Cleared(a)	805,138	—	6,901,546	7,706,684
Unrealized appreciation on forward foreign currency contracts outstanding	—	10,199,294	—	10,199,294
Unrealized appreciation on swap agreements — OTC	104,232	—	1,834,641	1,938,873
Options purchased, at value — OTC(b)	—	2,491,234	8,202,079	10,693,313
Total Derivative Assets	909,370	12,690,528	17,278,852	30,878,750
Derivatives not subject to master netting agreements	(805,138)	—	(7,242,132)	(8,047,270)
Total Derivative Assets subject to master netting agreements	$104,232	$12,690,528	$10,036,720	$22,831,480
	Value
Derivative Liabilities	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$—	$(197,883)	$(197,883)
Unrealized depreciation on swap agreements — Centrally Cleared(a)	(67,836)	—	(8,181,952)	(8,249,788)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(6,361,424)	—	(6,361,424)
Unrealized depreciation on swap agreements — OTC	(799,895)	—	—	(799,895)
Options written, at value — OTC	(1,091,303)	(13,010,017)	(5,976,725)	(20,078,045)
Total Derivative Liabilities	(1,959,034)	(19,371,441)	(14,356,560)	(35,687,035)
Derivatives not subject to master netting agreements	67,836	—	8,379,835	8,447,671
Total Derivative Liabilities subject to master netting agreements	$(1,891,198)	$(19,371,441)	$(5,976,725)	$(27,239,364)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2024.
	Financial Derivative Assets				Financial Derivative Liabilities					Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$363,268	$—	$—	$363,268	$−	$(79,065)	$—	$(79,065)	$284,203	$—	$(100,000)	$184,203
Citibank, N.A.	2,691	—	2,450	5,141	−	—	(5,602)	(5,602)	(461)	—	—	(461)
Deutsche Bank AG	4,433,587	815,603	—	5,249,190	(1,471,213)	(841,689)	—	(2,312,902)	2,936,288	—	(1,530,000)	1,406,288
Goldman Sachs International	989,393	997,128	21,469	2,007,990	(1,034,339)	(9,395,854)	(418,653)	(10,848,846)	(8,840,856)	—	8,840,856	—
HSBC Bank USA	19,809	—	—	19,809	(1,150,423)	—	—	(1,150,423)	(1,130,614)	—	1,040,000	(90,614)
J.P. Morgan Chase Bank, N.A.	851,533	8,093,790	99,062	9,044,385	(330,407)	(4,655,048)	(442,657)	(5,428,112)	3,616,273	—	—	3,616,273
Merrill Lynch International	3,077,502	497,582	—	3,575,084	(982,702)	(2,961,554)	—	(3,944,256)	(369,172)	—	320,000	(49,172)
Morgan Stanley and Co. International PLC	437,112	286,823	1,834,641	2,558,576	(1,331,273)	(1,645,313)	—	(2,976,586)	(418,010)	—	418,010	—
Royal Bank of Canada	5,601	—	—	5,601	(36,114)	—	—	(36,114)	(30,513)	—	—	(30,513)
Standard Chartered Bank PLC	16,793	2,387	—	19,180	(24,953)	(137,210)	—	(162,163)	(142,983)	—	142,983	—
Toronto-Dominion Bank (The)	—	—	—	—	—	(362,312)	—	(362,312)	(362,312)	—	362,312	—
UBS AG	2,005	—	—	2,005	−	—	—	—	2,005	—	—	2,005
Total	$10,199,294	$10,693,313	$1,957,622	$22,850,229	$(6,361,424)	$(20,078,045)	$(866,912)	$(27,306,381)	$(4,456,152)	$—	$9,494,161	$5,038,009
37	Invesco V.I. Global Strategic Income Fund

Effect of Derivative Investments for the six months ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(2,715,297)	$-	$(2,715,297)
Futures contracts	-	-	(272,054)	(272,054)
Options purchased(a)	-	(3,699,852)	(1,295,767)	(4,995,619)
Options written	-	5,624,919	1,500,256	7,125,175
Swap agreements	(7,014,542)	-	(4,664,071)	(11,678,613)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	5,422,147	-	5,422,147
Futures contracts	-	-	(4,019,636)	(4,019,636)
Options purchased(a)	720,222	(1,641,901)	338,283	(583,396)
Options written	(435,723)	(4,455,669)	6,237,873	1,346,481
Swap agreements	4,293,965	-	(1,348,860)	2,945,105
Total	$(2,436,078)	$(1,465,653)	$(3,523,976)	$(7,425,707)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Swaptions Purchased	Foreign Currency Options Purchased	Swaptions Written	Foreign Currency Options Written	Swap Agreements
Average notional value	$878,059,974	$133,687,118	$174,051,916	$342,594,659	$1,273,222,781	$509,200,769	$1,469,781,647
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$122,942,328	$147,831,524	$270,773,852
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
38	Invesco V.I. Global Strategic Income Fund

NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $242,696,657 and $271,754,544, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$34,845,265
Aggregate unrealized (depreciation) of investments	(56,931,309)
Net unrealized appreciation (depreciation) of investments	$(22,086,044)
Cost of investments for tax purposes is $777,935,368.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	2,300,990	$9,828,940	6,491,969	$26,269,171
Series II	2,336,421	10,245,340	2,223,985	9,409,173
Reacquired:
Series I	(4,544,508)	(19,376,307)	(11,020,468)	(44,868,231)
Series II	(6,068,333)	(26,617,873)	(15,808,167)	(66,534,274)
Net increase (decrease) in share activity	(5,975,430)	$(25,919,900)	(18,112,681)	$(75,724,161)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
39	Invesco V.I. Global Strategic Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Strategic Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Bloomberg Global Aggregate Index (Index).  The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds,
40	Invesco V.I. Global Strategic Income Fund

Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s contractual management fees, actual management fees and total expense ratio were in the fourth, fifth and fifth quintile, respectively, of its expense group and discussed with management the reasons for such relative actual and contractual management fees and total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products.  As previously noted, the independent Trustees reviewed and considered additional information provided by management including with respect to the Fund’s actual management fee rate and total expense ratio relative to peer funds.  The independent Trustees met and discussed those responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such
41	Invesco V.I. Global Strategic Income Fund

securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
42	Invesco V.I. Global Strategic Income Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
43	Invesco V.I. Global Strategic Income Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
44	Invesco V.I. Global Strategic Income Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. Government Money Market Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
11	Approval of Investment Advisory and Sub-Advisory Contracts
13	Proxy Results
14	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VIGMKT-NCSRS

Schedule of Investments
June 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-21.55%
Federal Farm Credit Bank (FFCB)-8.35%
Federal Farm Credit Bank	5.38%	09/13/2024	$ 10,000	$ 9,999,205
Federal Farm Credit Bank (SOFR + 0.12%)(a)	5.45%	05/30/2025	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	5.43%	12/12/2025	8,000	8,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.49%	12/29/2025	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.50%	01/23/2026	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.42%	02/02/2026	4,000	4,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.12%)(a)	5.45%	03/06/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	5.45%	03/18/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	5.45%	03/26/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(a)	5.44%	04/09/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.42%	05/14/2026	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.42%	05/21/2026	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	5.43%	06/03/2026	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	5.43%	06/18/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	5.43%	06/24/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	5.43%	07/01/2026	3,000	3,000,000
				73,999,205
Federal Home Loan Bank (FHLB)-11.94%
Federal Home Loan Bank	5.50%	08/12/2024	5,000	4,999,789
Federal Home Loan Bank	5.38%	09/13/2024	20,000	19,998,435
Federal Home Loan Bank(b)	5.27%	11/01/2024	5,000	4,914,242
Federal Home Loan Bank(b)	4.86%	01/10/2025	6,000	5,850,425
Federal Home Loan Bank	5.03%	01/10/2025	10,000	10,000,000
Federal Home Loan Bank(b)	5.00%	02/10/2025	8,000	7,763,058
Federal Home Loan Bank (SOFR + 0.14%)(a)	5.47%	07/24/2025	2,000	2,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	5.49%	08/08/2025	3,295	3,297,258
Federal Home Loan Bank (SOFR + 0.16%)(a)	5.50%	11/20/2025	15,000	15,014,965
Federal Home Loan Bank (SOFR + 0.21%)(a)	5.55%	11/25/2025	8,000	8,002,775
Federal Home Loan Bank (SOFR + 0.19%)(a)	5.53%	01/14/2026	5,000	5,000,000
Federal Home Loan Bank (SOFR + 0.13%)(a)	5.46%	02/09/2026	10,000	10,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	5.44%	05/13/2026	9,000	9,000,000
				105,840,947
U.S. International Development Finance Corp. (DFC)-1.26%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	5.50%	06/15/2025	600	600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	5.50%	07/15/2025	65	64,722
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	5.50%	02/15/2028	4,167	4,166,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	5.49%	07/07/2040	6,360	6,359,670
				11,191,059
Total U.S. Government Sponsored Agency Securities (Cost $191,031,211)				191,031,211
U.S. Treasury Securities-10.38%
U.S. Treasury Bills-1.63%(b)
U.S. Treasury Bills	4.79%	01/23/2025	5,000	4,869,247
U.S. Treasury Bills	5.20%	04/17/2025	10,000	9,601,250
				14,470,497
U.S. Treasury Floating Rate Notes-2.59%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(a)	5.43%	07/31/2025	15,000	14,992,521
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	5.50%	10/31/2025	5,000	5,000,000
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	5.55%	01/31/2026	3,000	3,001,957
				22,994,478
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-6.16%
U.S. Treasury Notes	2.38%	08/15/2024	$ 20,000	$ 19,925,891
U.S. Treasury Notes	1.50%	10/31/2024	15,000	14,831,147
U.S. Treasury Notes	2.25%	11/15/2024	20,000	19,791,522
				54,548,560
Total U.S. Treasury Securities (Cost $92,013,535)				92,013,535
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-31.93% (Cost $283,044,746)				283,044,746
			Repurchase Amount
Repurchase Agreements-70.25%(d)
Bank of Nova Scotia, joint agreement dated 06/28/2024, aggregate maturing value of $1,500,666,250 (collateralized by agency mortgage-backed securities valued at $1,530,000,001; 2.00% - 7.00%; 08/01/2025 - 08/20/2062)	5.33%	07/01/2024	45,019,988	45,000,000
BMO Capital Markets Corp., joint term agreement dated 06/03/2024, aggregate maturing value of $502,225,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,003; 2.38% - 6.38%; 01/15/2025 - 07/16/2065)(e)	5.34%	07/03/2024	10,044,500	10,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/26/2024, aggregate maturing value of $2,075,985,000 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 7.50%; 07/16/2024 - 01/15/2065)(e)	5.01%	10/28/2024	31,139,775	30,000,000
BNP Paribas Securities Corp., joint term agreement dated 01/30/2024, aggregate maturing value of $4,000,606,667 (collateralized by U.S. Treasury obligations valued at $4,080,000,140; 0.00% - 6.88%; 07/05/2024 - 02/15/2054)(e)(f)	5.46%	07/01/2024	30,004,550	30,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/08/2024, aggregate maturing value of $1,400,211,556 (collateralized by U.S. Treasury obligations valued at $1,428,000,063; 0.00% - 7.50%; 07/05/2024 - 08/15/2053)(e)(f)	5.44%	07/01/2024	10,001,511	10,000,000
BofA Securities, Inc., joint term agreement dated 04/01/2024, aggregate maturing value of $1,000,149,722 (collateralized by U.S. Treasury obligations valued at $974,100,123; 0.00% - 4.63%; 09/03/2024 - 11/15/2051)(e)(f)	5.39%	07/01/2024	5,000,749	5,000,000
BofA Securities, Inc., joint term agreement dated 04/03/2024, aggregate maturing value of $1,500,225,000 (collateralized by agency mortgage-backed securities valued at $1,530,000,007; 1.00% - 6.73%; 03/25/2027 - 09/20/2070)(e)(f)	5.40%	07/01/2024	10,001,500	10,000,000
BofA Securities, Inc., joint term agreement dated 04/23/2024, aggregate maturing value of $1,000,149,167 (collateralized by U.S. Treasury obligations valued at $1,020,000,179; 0.00% - 7.63%; 12/05/2024 - 11/15/2042)(e)(f)	5.37%	07/01/2024	10,001,492	10,000,000
BofA Securities, Inc., joint term agreement dated 04/24/2024, aggregate maturing value of $1,000,149,167 (collateralized by U.S. Treasury obligations valued at $1,020,000,134; 0.13% - 4.88%; 07/15/2024 - 11/15/2053)(e)(f)	5.37%	07/01/2024	40,005,967	40,000,000
BofA Securities, Inc., joint term agreement dated 04/25/2024, aggregate maturing value of $1,500,223,750 (collateralized by U.S. Treasury obligations valued at $1,575,900,324; 0.00% - 5.48%; 06/30/2024 - 05/15/2048)(e)(f)	5.37%	07/01/2024	10,001,492	10,000,000
CIBC World Markets Corp., joint term agreement dated 06/13/2024, aggregate maturing value of $954,500,889 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $969,000,001; 1.50% - 7.00%; 07/01/2028 - 08/20/2069)(e)	5.33%	07/15/2024	13,061,591	13,000,000
CIBC World Markets Corp., joint term agreement dated 06/20/2024, aggregate maturing value of $452,132,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $459,000,000; 2.00% - 7.00%; 03/31/2031 - 09/01/2061)(e)	5.33%	07/22/2024	10,047,378	10,000,000
Citigroup Global Markets, Inc., joint term agreement dated 06/27/2024, aggregate maturing value of $1,201,072,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,081; 0.25% - 4.88%; 05/31/2025 - 10/31/2028)(e)	5.36%	07/03/2024	40,035,733	40,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 06/28/2024, aggregate maturing value of $500,222,083 (collateralized by U.S. Treasury obligations valued at $510,000,085; 0.38% - 4.75%; 07/31/2025 - 09/30/2030)	5.33%	07/01/2024	25,011,104	25,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 06/28/2024, aggregate maturing value of $8,003,546,667 (collateralized by U.S. Treasury obligations valued at $8,160,000,174; 0.13% - 4.63%; 12/31/2025 - 02/15/2054)	5.32%	07/01/2024	50,022,167	50,000,000
ING Financial Markets, LLC, joint term agreement dated 06/13/2024, aggregate maturing value of $251,823,889 (collateralized by agency mortgage-backed securities valued at $255,000,001; 1.50% - 6.50%; 06/01/2047 - 06/01/2054)	5.36%	08/01/2024	10,072,956	10,000,000
J.P. Morgan Securities LLC, joint agreement dated 06/28/2024, aggregate maturing value of $1,000,444,167 (collateralized by agency mortgage-backed securities valued at $1,020,000,000; 1.33% - 7.50%; 08/01/2026 - 09/01/2056)	5.33%	07/01/2024	45,019,988	45,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2023 (collateralized by agency mortgage-backed securities valued at $918,000,001; 0.13% - 6.83%; 12/20/2029 - 07/16/2064)(g)	5.32%	07/01/2024	$10,041,378	$ 10,000,000
Metropolitan Life Insurance Co., joint term agreement dated 06/25/2024, aggregate maturing value of $350,370,810 (collateralized by U.S. Treasury obligations valued at $365,414,003; 0.00%; 02/15/2043 - 08/15/2046)(e)	5.35%	07/02/2024	15,017,256	15,001,650
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 06/26/2024, aggregate maturing value of $3,938,200,206 (collateralized by U.S. Treasury obligations valued at $4,023,085,458; 0.50% - 2.63%; 05/31/2027 - 11/15/2040)(e)	5.36%	07/03/2024	27,628,765	27,600,000
RBC Dominion Securities Inc., joint term agreement dated 06/13/2024, aggregate maturing value of $2,966,405,242 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,003,900,000; 0.00% - 8.00%; 07/15/2024 - 06/20/2063)(e)	5.34%	08/01/2024	45,327,075	45,000,000
Royal Bank of Canada, joint term agreement dated 03/21/2024, aggregate maturing value of $1,575,429,947 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,536,529,506; 0.00% - 7.00%; 07/18/2024 - 06/01/2054)(e)	5.06%	02/12/2025	13,599,329	13,000,000
Royal Bank of Canada, joint term agreement dated 06/13/2024, aggregate maturing value of $3,692,889,960 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,586,362,111; 0.00% - 7.50%; 07/11/2024 - 07/01/2054)(e)	5.16%	05/30/2025	31,509,300	30,000,000
Standard Chartered Bank, joint agreement dated 06/28/2024, aggregate maturing value of $1,000,445,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,453,970; 0.00% - 7.00%; 12/26/2024 - 06/01/2054)	5.34%	07/01/2024	30,013,350	30,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 06/28/2024, aggregate maturing value of $5,402,403,000 (collateralized by agency mortgage-backed securities valued at $5,512,708,210; 3.00% - 6.50%; 10/20/2042 - 06/20/2054)	5.34%	07/01/2024	44,018,164	43,998,585
Wells Fargo Securities, LLC, joint term agreement dated 05/23/2024, aggregate maturing value of $506,737,500 (collateralized by U.S. government sponsored agency obligations valued at $510,003,512; 0.00% - 5.55%; 07/15/2024 - 03/07/2039)	5.39%	08/21/2024	5,067,375	5,000,000
Wells Fargo Securities, LLC, joint term agreement dated 06/05/2024, aggregate maturing value of $623,931,679 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $627,300,077; 0.00% - 7.25%; 07/02/2024 - 07/01/2054)	5.39%	09/10/2024	10,145,231	10,000,000
Total Repurchase Agreements (Cost $622,600,235)				622,600,235
TOTAL INVESTMENTS IN SECURITIES(h)-102.18% (Cost $905,644,981)				905,644,981
OTHER ASSETS LESS LIABILITIES-(2.18)%				(19,310,940)
NET ASSETS-100.00%				$886,334,041
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2024.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on June 30, 2024.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(h)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. Government Money Market Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value and cost	$283,044,746
Repurchase agreements, at value and cost	622,600,235
Receivable for:
Fund shares sold	43,590
Interest	5,316,125
Investment for trustee deferred compensation and retirement plans	28,806
Other assets	8,442
Total assets	911,041,944
Liabilities:
Payable for:
Investments purchased	3,000,000
Fund shares reacquired	21,183,416
Amount due custodian	55,846
Dividends	38,002
Accrued fees to affiliates	389,485
Accrued operating expenses	6,508
Trustee deferred compensation and retirement plans	34,646
Total liabilities	24,707,903
Net assets applicable to shares outstanding	$886,334,041
Net assets consist of:
Shares of beneficial interest	$886,634,075
Distributable earnings (loss)	(300,034)
$886,334,041
Net Assets:
Series I	$753,730,788
Series II	$132,603,253
Shares outstanding, no par value, unlimited number of shares authorized:
Series I	753,946,944
Series II	132,641,269
Series I:
Net asset value and offering price per share	$1.00
Series II:
Net asset value and offering price per share	$1.00
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Interest	$24,340,178
Expenses:
Advisory fees	677,709
Administrative services fees	819,992
Custodian fees	14,762
Distribution fees - Series II	153,964
Transfer agent fees	22,588
Trustees’ and officers’ fees and benefits	13,498
Reports to shareholders	10,450
Professional services fees	39,064
Other	23,093
Total expenses	1,775,120
Net investment income	22,565,058
Net realized gain from unaffiliated investment securities	44,241
Net increase in net assets resulting from operations	$22,609,299

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. Government Money Market Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$22,565,058	$45,641,857
Net realized gain	44,241	22,779
Net increase in net assets resulting from operations	22,609,299	45,664,636
Distributions to shareholders from distributable earnings:
Series I	(19,622,324)	(40,718,660)
Series II	(2,942,734)	(4,923,197)
Total distributions from distributable earnings	(22,565,058)	(45,641,857)
Share transactions-net:
Series I	(30,719,870)	(183,861,514)
Series II	14,173,938	10,480,664
Net increase (decrease) in net assets resulting from share transactions	(16,545,932)	(173,380,850)
Net increase (decrease) in net assets	(16,501,691)	(173,358,071)
Net assets:
Beginning of period	902,835,732	1,076,193,803
End of period	$886,334,041	$902,835,732
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. Government Money Market Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Series I
Six months ended 06/30/24	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	2.53%	$753,731	0.36%(c)	0.36%(c)	5.03%(c)
Year ended 12/31/23	1.00	0.05	0.00	0.05	(0.05)	1.00	4.86	784,405	0.36	0.36	4.75
Year ended 12/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.45	968,240	0.28	0.28	1.50
Year ended 12/31/21	1.00	0.00	-	0.00	(0.00)	1.00	0.01	688,779	0.07	0.34	0.01
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.29	711,648	0.29	0.35	0.26
Year ended 12/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.90	598,670	0.36	0.36	1.90
Series II
Six months ended 06/30/24	1.00	0.02	0.00	0.02	(0.02)	1.00	2.40	132,603	0.61(c)	0.61(c)	4.78(c)
Year ended 12/31/23	1.00	0.05	0.00	0.05	(0.05)	1.00	4.60	118,430	0.61	0.61	4.50
Year ended 12/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.25	107,954	0.48	0.53	1.30
Year ended 12/31/21	1.00	0.00	-	0.00	(0.00)	1.00	0.01	78,539	0.07	0.59	0.01
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.21	90,846	0.36	0.60	0.19
Year ended 12/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.64	71,978	0.61	0.61	1.65

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco V.I. Government Money Market Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Government Money Market Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
The Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule") and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/ or repurchase agreements collateralized fully by cash or Government Securities. The Board of Trustees has elected not to subject the Fund to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations - The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.	Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - Distributions from net investment income, if any, are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial
8	Invesco V.I. Government Money Market Fund

statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $198,795 for accounting and fund administrative services and was reimbursed $621,197 for fees paid to insurance companies. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc., (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. 12b-1 fees before fee waivers are shown as Distribution fees in the Statement of Operations.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
9	Invesco V.I. Government Money Market Fund

As of June 30, 2024, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$345,750	$-	$345,750

*	Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	792,679,879	$792,679,879	1,217,146,223	$1,217,146,223
Series II	34,058,389	34,058,389	64,747,552	64,747,552
Issued as reinvestment of dividends:
Series I	19,392,728	19,392,728	40,068,628	40,068,628
Series II	2,942,734	2,942,734	4,923,197	4,923,197
Reacquired:
Series I	(842,792,477)	(842,792,477)	(1,441,076,365)	(1,441,076,365)
Series II	(22,827,185)	(22,827,185)	(59,190,085)	(59,190,085)
Net increase (decrease) in share activity	(16,545,932)	$(16,545,932)	(173,380,850)	$(173,380,850)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
10	Invesco V.I. Government Money Market Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Government Money Market Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the T-Bill 3 Month Index (Index).  The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular
11	Invesco V.I. Government Money Market Fund

date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2023.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The
Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
12	Invesco V.I. Government Money Market Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
13	Invesco V.I. Government Money Market Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
14	Invesco V.I. Government Money Market Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. Government Securities Fund

2	Schedule of Investments
7	Financial Statements
9	Financial Highlights
10	Notes to Financial Statements
16	Approval of Investment Advisory and Sub-Advisory Contracts
19	Proxy Results
20	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VIGOV-NCSRS

Schedule of Investments
June 30, 2024
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–68.14%
Collateralized Mortgage Obligations–7.90%
Fannie Mae ACES, 3.27%, 02/25/2029	$4,848,443	$4,554,425
Fannie Mae REMICs,
7.00%, 09/18/2027	12,188	12,172
1.50%, 01/25/2028	485,041	462,513
6.50%, 03/25/2032	190,347	195,377
5.75%, 10/25/2035	38,765	39,104
5.75% (30 Day Average SOFR + 0.41%), 05/25/2036(a)	655,753	647,065
5.90% (30 Day Average SOFR + 0.56%), 03/25/2037(a)	376,413	372,469
6.60%, 06/25/2039(b)	908,196	930,291
4.00%, 07/25/2040	508,113	489,817
6.00% (30 Day Average SOFR + 0.66%), 02/25/2041(a)	201,269	201,067
5.95% (30 Day Average SOFR + 0.61%), 05/25/2041(a)	217,002	216,363
5.97% (30 Day Average SOFR + 0.63%), 11/25/2041(a)	400,376	396,096
5.76% (30 Day Average SOFR + 0.43%), 08/25/2044(a)	571,503	555,559
5.92% (30 Day Average SOFR + 0.59%), 02/25/2056(a)	1,055,130	1,077,526
5.86% (30 Day Average SOFR + 0.53%), 12/25/2056(a)	1,350,656	1,317,311
IO, 2.00%, 03/25/2051(c)	2,475,067	324,060
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KS11, Class AFX1, 2.15%, 12/25/2028	4,655,830	4,353,278
Series K092, Class AM, 3.02%, 04/25/2029	5,000,000	4,626,338
Freddie Mac REMICs,
5.95% (30 Day Average SOFR + 0.61%), 12/15/2035(a)	461,355	459,187
5.75% (30 Day Average SOFR + 0.41%), 03/15/2036 to 09/15/2044(a)	676,470	672,114
5.79% (30 Day Average SOFR + 0.46%), 11/15/2036(a)	782,357	769,206
5.82% (30 Day Average SOFR + 0.48%), 03/15/2037(a)	388,942	382,715
5.85% (30 Day Average SOFR + 0.51%), 06/15/2037(a)	604,999	597,091
6.31% (30 Day Average SOFR + 0.97%), 11/15/2039(a)	209,893	211,649
5.90% (30 Day Average SOFR + 0.56%), 03/15/2040 to 02/15/2042(a)	1,622,290	1,605,145
Freddie Mac STRIPS, 5.79%(30 Day Average SOFR + 0.46%), 10/15/2037(a)	590,410	580,434
		26,048,372
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–13.35%
8.00%, 08/01/2024 to 02/01/2035	$76,100	$76,705
7.00%, 01/01/2026 to 11/01/2035	790,208	815,245
8.50%, 05/01/2026 to 08/01/2031	39,370	40,016
7.05%, 05/20/2027	8,947	8,931
6.50%, 08/01/2028 to 12/01/2035	608,588	622,365
6.00%, 09/01/2029 to 12/01/2053	6,109,690	6,153,382
7.50%, 09/01/2030 to 06/01/2035	266,267	270,337
6.03%, 10/20/2030	239,229	239,406
3.00%, 02/01/2032 to 01/01/2050	8,383,496	7,329,369
2.50%, 09/01/2034 to 12/01/2050	11,626,646	10,308,741
5.00%, 01/01/2037 to 01/01/2040	317,706	314,646
4.50%, 01/01/2040 to 08/01/2041	1,559,752	1,516,758
5.50%, 11/01/2052 to 05/01/2053	13,114,908	12,998,603
ARM, 6.13% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.88%), 09/01/2035(a)	745,749	768,107
6.75% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.86%), 07/01/2036(a)	708,086	727,726
5.82% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.57%), 10/01/2036(a)	304,580	311,906
6.16% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.91%), 10/01/2036(a)	29,666	30,632
6.26% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.98%), 11/01/2037(a)	178,001	180,613
6.45% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.08%), 01/01/2038(a)	14,931	15,107
6.78% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.85%), 07/01/2038(a)	185,032	191,000
6.33% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.78%), 06/01/2043(a)	229,180	235,540
2.89% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.64%), 01/01/2048(a)	868,336	872,656
		44,027,791

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. Government Securities Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–14.45%
4.50%, 11/01/2024 to 08/01/2041	$1,510,254	$1,463,337
8.50%, 01/01/2025 to 12/01/2036	135,524	140,488
7.00%, 09/01/2025 to 02/01/2036	325,626	334,148
0.50%, 11/07/2025	4,000,000	3,769,477
6.50%, 07/01/2026 to 11/01/2037	486,262	501,881
8.00%, 09/01/2026 to 10/01/2037	644,580	666,867
7.50%, 12/01/2026 to 08/01/2037	1,068,253	1,082,821
3.50%, 05/01/2027 to 08/01/2027	663,594	643,193
6.00%, 06/01/2027 to 10/01/2053	6,388,404	6,475,377
0.75%, 10/08/2027	6,000,000	5,311,865
3.00%, 12/01/2031 to 03/01/2050	4,321,307	3,920,717
5.00%, 08/01/2033 to 04/01/2053	3,450,216	3,344,477
2.50%, 12/01/2034 to 07/01/2035	10,081,200	9,179,424
5.50%, 04/01/2035 to 05/01/2035	469,958	471,860
2.00%, 09/01/2035 to 03/01/2051	6,607,043	5,487,729
4.00%, 09/01/2043 to 12/01/2048	4,085,214	3,834,649
ARM, 6.55% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(a)	444,998	459,368
6.74% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(a)	46,099	47,422
6.36% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.71%), 03/01/2038(a)	12,067	12,174
6.19% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.77%), 02/01/2042(a)	105,738	106,460
5.77% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.52%), 08/01/2043(a)	135,550	136,648
5.94% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(a)	255,221	258,881
		47,649,263
	Principal Amount	Value
Government National Mortgage Association (GNMA)–20.18%
6.50%, 07/15/2024 to 09/15/2034	$690,025	$711,626
7.50%, 08/15/2024 to 10/15/2035	313,741	322,789
5.00%, 02/15/2025	6,007	5,983
8.00%, 07/15/2026 to 01/15/2037	330,542	339,158
6.38%, 10/20/2027	24,329	24,231
7.00%, 11/15/2027 to 12/15/2036	263,765	266,259
6.00%, 09/15/2029 to 08/15/2033	157,315	159,879
6.10%, 12/20/2033	1,355,923	1,391,058
5.67%, 08/20/2034(b)	328,368	330,090
8.50%, 10/15/2036 to 01/15/2037	102,301	102,764
5.88%, 01/20/2039(b)	1,314,138	1,334,851
6.24% (1 mo. Term SOFR + 0.91%), 09/16/2039(a)	335,175	337,399
6.15% (1 mo. Term SOFR + 0.81%), 05/20/2040(a)	785,881	784,826
4.52%, 07/20/2041(b)	213,183	209,117
3.96%, 09/20/2041	717,470	700,200
5.70% (1 mo. Term SOFR + 0.36%), 01/20/2042(a)	8,787	8,611
3.50%, 10/20/2042 to 06/20/2050	5,072,602	4,577,269
5.74% (1 mo. Term SOFR + 0.41%), 08/20/2047(a)	1,481,876	1,441,648
3.00%, 10/20/2048 to 11/20/2049	8,258,011	7,275,776
2.50%, 07/20/2049	2,450,622	2,112,988
TBA, 4.00%, 07/01/2054(d)	3,840,000	3,548,850
4.50%, 07/01/2054(d)	10,700,000	10,173,302
5.00%, 07/01/2054(d)	12,200,000	11,880,511
5.50%, 07/01/2054(d)	12,385,000	12,289,086
6.00%, 07/01/2054(d)	3,900,000	3,916,806
Series 2020-137, Class A, 1.50%, 04/16/2062	3,075,604	2,304,215
		66,549,292
Uniform Mortgage-Backed Securities–12.26%
TBA, 4.00%, 07/01/2054(d)	7,500,000	6,863,379
5.00%, 07/01/2054(d)	13,920,001	13,454,551
5.50%, 07/01/2054(d)	4,200,000	4,142,742
6.00%, 07/01/2054(d)	9,700,000	9,728,418
3.00%, 08/01/2054(d)	7,370,000	6,269,682
		40,458,772
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $236,890,937)		224,733,490
U.S. Treasury Securities–23.31%
U.S. Treasury Bills–1.48%
5.29%, 08/06/2024(e)	3,000,000	2,984,338
5.22% - 5.27%, 09/05/2024(e)(f)	1,930,000	1,911,577
		4,895,915
U.S. Treasury Bonds–1.03%
5.38%, 02/15/2031	3,200,000	3,405,250
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. Government Securities Fund

	Principal Amount	Value
U.S. Treasury Notes–20.80%
2.25%, 11/15/2024	$3,200,000	$3,163,058
2.13%, 05/15/2025	7,680,000	7,481,417
2.25%, 11/15/2025	2,800,000	2,700,359
0.38% - 2.88%, 11/30/2025	10,500,000	9,936,904
0.38%, 12/31/2025	5,000,000	4,676,465
0.88%, 06/30/2026	2,000,000	1,855,625
1.50%, 08/15/2026	7,450,000	6,972,734
1.13%, 02/28/2027	9,159,000	8,376,192
2.38%, 05/15/2027	3,700,000	3,485,226
0.50%, 06/30/2027	1,900,000	1,688,551
2.25%, 11/15/2027	2,900,000	2,698,246
2.75%, 02/15/2028	1,900,000	1,791,678
1.25%, 06/30/2028	4,500,000	3,981,973
2.88%, 08/15/2028	7,500,000	7,067,432
2.38%, 05/15/2029	2,600,000	2,374,836
1.63%, 08/15/2029	400,000	350,609
		68,601,305
Total U.S. Treasury Securities (Cost $81,966,712)		76,902,470
Commercial Paper–9.07%
Diversified Banks–6.64%
Bank of Montreal (Canada), 5.80%, 12/13/2024	2,900,000	2,904,327
Bank of Nova Scotia (The) (Canada), 5.66%, 04/11/2025(g)	4,000,000	4,001,678
Swedbank AB (Sweden), 5.72% (SOFR + 3.60%), 06/25/2025(a)(g)	6,000,000	6,000,000
UBS AG (Switzerland), 5.74% (SOFR + 3.70%), 05/01/2025(a)(g)	9,000,000	9,007,830
		21,913,835
Investment Banking & Brokerage–2.43%
BofA Securities, Inc., 5.72%, 03/18/2025	8,000,000	8,001,504
Total Commercial Paper (Cost $29,900,000)		29,915,339
Certificates of Deposit–8.80%
Diversified Banks–8.80%
Banco Santander S.A. (Spain), 5.75% , 11/27/2024	5,000,000	5,001,952
Barclays Bank PLC (United Kingdom), 5.76% (SOFR + 0.40%), 01/31/2025(a)	2,000,000	2,002,584
Mitsubishi UFJ Trust & Banking Corp. (Japan), 5.69% (SOFR + 0.34%), 03/07/2025(a)	9,000,000	9,009,009
Mizuho Bank Ltd. (Japan), 5.71% (SOFR + 0.35%), 01/31/2025(a)	5,000,000	5,003,860
Sumitomo Mitsui Banking Corp. (Japan), 5.67% (SOFR + 0.34%), 03/18/2025(a)	8,000,000	8,005,820
Total Certificates of Deposit (Cost $29,000,278)		29,023,225

Asset-Backed Securities–8.58%(h)
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.88%, 09/15/2048(i)	11,776,423	69,838
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1,800,000	1,684,713
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 0.00%, 01/25/2035(b)(j)	173,019	163,071
Principal Amount		Value

Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(g)	$766,484	$679,831
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(g)	1,020,508	902,788
CHNGE Mortgage Trust, Series 2023-3, Class A1, 7.10%, 07/25/2058(g)(k)	2,185,701	2,182,496
COLT Mortgage Loan Trust, Series 2021-4, Class A1, 1.40%, 10/25/2066(b)(g)	3,649,149	3,000,137
FRESB Mortgage Trust, Series 2019-SB63, Class A5, 6.14% (30 Day Average SOFR + 0.81%), 02/25/2039(a)	2,552,500	2,517,628
GCAT Trust, Series 2020-NQM1, Class A3, 3.55%, 01/25/2060(g)(k)	2,131,077	2,017,610
Mello Mortgage Capital Acceptance Trust, Series 2021-INV1, Class A4, 2.50%, 06/25/2051(b)(g)	475,491	411,235
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 6.21% (1 mo. Term SOFR + 0.86%), 01/25/2048(a)(g)	805,132	784,981
NextGear Floorplan Master Owner Trust, Series 2021-1A, Class A, 0.85%, 07/15/2026(g)	2,000,000	1,995,540
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061(b)(g)	2,980,299	2,435,528
SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.34%, 03/17/2053(g)	1,356,524	1,228,071
Textainer Marine Containers VII Ltd. (China),
Series 2020-3A, Class A, 2.11%, 09/20/2045(g)	1,644,240	1,495,714
Series 2021-2A, Class B, 2.82%, 04/20/2046(g)	2,986,667	2,635,059
Verus Securitization Trust, Series 2023-INV3, Class A3, 7.73%, 11/25/2068(b)(g)	4,040,096	4,101,048
Total Asset-Backed Securities (Cost $30,667,704)		28,305,288
U.S. Government Sponsored Agency Securities–4.24%
Federal Home Loan Bank (FHLB)–4.24%
Federal Home Loan Bank, 0.50%, 04/14/2025 (Cost $14,504,392)	14,500,000	13,978,438

Agency Credit Risk Transfer Notes–1.17%
Freddie Mac, Series 2022-HQA3, Class M1, STACR®, 7.64% (30 Day Average SOFR + 2.30%), 08/25/2042 (Cost $3,774,017)(a)(g)	3,751,391	3,846,704
U.S. Dollar Denominated Bonds & Notes–1.15%
Sovereign Debt–1.15%
Israel Government AID Bond, 5.13%, 11/01/2024 (Cost $3,800,989)	3,800,000	3,791,793
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. Government Securities Fund

Shares		Value
Money Market Funds–1.90%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(l)(m) (Cost $6,265,766)	6,265,766	$6,265,766
TOTAL INVESTMENTS IN SECURITIES–126.36% (Cost $436,770,795)		416,762,513
OTHER ASSETS LESS LIABILITIES—(26.36)%		(86,939,470)
NET ASSETS–100.00%		$329,823,043
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IBOR	– Interbank Offered Rate
IO	– Interest Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2024.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2024.
(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1L.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2024 was $46,726,250, which represented 14.17% of the Fund’s Net Assets.
(h)	Non-U.S. government sponsored securities.
(i)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2024.
(j)	Zero coupon bond issued at a discount.
(k)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,926,814	$91,512,314	$(87,173,362)	$-	$-	$6,265,766	$116,848

(m)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	422	September-2024	$86,180,312	$227,497	$227,497
U.S. Treasury 5 Year Notes	677	September-2024	72,153,391	396,786	396,786
U.S. Treasury 10 Year Notes	453	September-2024	49,822,922	433,433	433,433
U.S. Treasury 10 Year Ultra Notes	33	September-2024	3,746,531	36,213	36,213
Subtotal—Long Futures Contracts				1,093,929	1,093,929
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. Government Securities Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Long Bonds	216	September-2024	$(25,555,500)	$(520,234)	$(520,234)
U.S. Treasury Ultra Bonds	31	September-2024	(3,885,656)	(93,072)	(93,072)
Subtotal—Short Futures Contracts				(613,306)	(613,306)
Total Futures Contracts				$480,623	$480,623
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. Government Securities Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $430,505,029)	$410,496,747
Investments in affiliated money market funds, at value (Cost $6,265,766)	6,265,766
Other investments:
Variation margin receivable — futures contracts	56,355
Receivable for:
TBA sales commitment	22,218,093
Fund shares sold	134,263
Dividends	12,971
Interest	1,600,661
Principal paydowns	278,042
Investment for trustee deferred compensation and retirement plans	163,803
Other assets	381
Total assets	441,227,082
Liabilities:
Payable for:
TBA sales commitment	104,953,044
Fund shares reacquired	105,911
Amount due custodian	5,969,029
Accrued fees to affiliates	176,030
Accrued other operating expenses	29,144
Trustee deferred compensation and retirement plans	170,881
Total liabilities	111,404,039
Net assets applicable to shares outstanding	$329,823,043
Net assets consist of:
Shares of beneficial interest	$373,073,003
Distributable earnings (loss)	(43,249,960)
$329,823,043
Net Assets:
Series I	$177,438,662
Series II	$152,384,381
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	17,272,483
Series II	14,989,483
Series I:
Net asset value per share	$10.27
Series II:
Net asset value per share	$10.17
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Interest	$5,559,071
Dividends from affiliated money market funds	116,848
Total investment income	5,675,919
Expenses:
Advisory fees	804,937
Administrative services fees	272,397
Custodian fees	15,754
Distribution fees - Series II	190,116
Transfer agent fees	8,258
Trustees’ and officers’ fees and benefits	10,639
Reports to shareholders	17,567
Professional services fees	23,849
Other	2,358
Total expenses	1,345,875
Less: Fees waived	(2,041)
Net expenses	1,343,834
Net investment income	4,332,085
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(372,441)
Futures contracts	(2,377,806)
(2,750,247)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(2,343,666)
Futures contracts	(1,113,189)
(3,456,855)
Net realized and unrealized gain (loss)	(6,207,102)
Net increase (decrease) in net assets resulting from operations	$(1,875,017)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco V.I. Government Securities Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$4,332,085	$6,991,366
Net realized gain (loss)	(2,750,247)	(6,014,397)
Change in net unrealized appreciation (depreciation)	(3,456,855)	13,927,473
Net increase (decrease) in net assets resulting from operations	(1,875,017)	14,904,442
Distributions to shareholders from distributable earnings:
Series I	—	(3,794,821)
Series II	—	(2,792,461)
Total distributions from distributable earnings	—	(6,587,282)
Share transactions–net:
Series I	(2,384,254)	(923,384)
Series II	(2,223,185)	(8,210,066)
Net increase (decrease) in net assets resulting from share transactions	(4,607,439)	(9,133,450)
Net increase (decrease) in net assets	(6,482,456)	(816,290)
Net assets:
Beginning of period	336,305,499	337,121,789
End of period	$329,823,043	$336,305,499
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco V.I. Government Securities Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$10.32	$0.14	$(0.19)	$(0.05)	$—	$10.27	(0.48)%	$177,439	0.70%(d)	0.70%(d)	2.74%(d)	147%
Year ended 12/31/23	10.08	0.22	0.23	0.45	(0.21)	10.32	4.62	180,715	0.69	0.69	2.18	233
Year ended 12/31/22	11.48	0.15	(1.33)	(1.18)	(0.22)	10.08	(10.29)	177,203	0.68	0.68	1.38	168
Year ended 12/31/21	12.04	0.11	(0.38)	(0.27)	(0.29)	11.48	(2.27)	235,924	0.68	0.68	0.92	170
Year ended 12/31/20	11.61	0.20	0.53	0.73	(0.30)	12.04	6.27	257,369	0.67	0.67	1.64	346
Year ended 12/31/19	11.22	0.25	0.43	0.68	(0.29)	11.61	6.07	251,440	0.68	0.68	2.18	35
Series II
Six months ended 06/30/24	10.23	0.13	(0.19)	(0.06)	—	10.17	(0.59)	152,384	0.95(d)	0.95(d)	2.49(d)	147
Year ended 12/31/23	9.98	0.19	0.24	0.43	(0.18)	10.23	4.46	155,590	0.94	0.94	1.93	233
Year ended 12/31/22	11.37	0.12	(1.32)	(1.20)	(0.19)	9.98	(10.58)	159,919	0.93	0.93	1.13	168
Year ended 12/31/21	11.92	0.08	(0.37)	(0.29)	(0.26)	11.37	(2.43)	196,932	0.93	0.93	0.67	170
Year ended 12/31/20	11.50	0.17	0.52	0.69	(0.27)	11.92	5.97	185,071	0.92	0.92	1.39	346
Year ended 12/31/19	11.12	0.22	0.42	0.64	(0.26)	11.50	5.75	174,828	0.93	0.93	1.93	35

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco V.I. Government Securities Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Government Securities Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or
10	Invesco V.I. Government Securities Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be shown as Treasury Inflation-Protected Securities inflation adjustments in the Statement of Operations, even though investors do not receive their principal until maturity.
J.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could
11	Invesco V.I. Government Securities Fund

experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.  These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction.  If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.  Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
M.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.	Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
O.	Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.500%
Over $250 million	0.450%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.49%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $2,041.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and
12	Invesco V.I. Government Securities Fund

periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $24,873 for accounting and fund administrative services and was reimbursed $247,524 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$224,733,490	$—	$224,733,490
U.S. Treasury Securities	—	76,902,470	—	76,902,470
Commercial Paper	—	29,915,339	—	29,915,339
Certificates of Deposit	—	29,023,225	—	29,023,225
Asset-Backed Securities	—	28,305,288	—	28,305,288
U.S. Government Sponsored Agency Securities	—	13,978,438	—	13,978,438
Agency Credit Risk Transfer Notes	—	3,846,704	—	3,846,704
U.S. Dollar Denominated Bonds & Notes	—	3,791,793	—	3,791,793
Money Market Funds	6,265,766	—	—	6,265,766
Total Investments in Securities	6,265,766	410,496,747	—	416,762,513
Other Investments - Assets*
Futures Contracts	1,093,929	—	—	1,093,929
Other Investments - Liabilities*
Futures Contracts	(613,306)	—	—	(613,306)
Total Other Investments	480,623	—	—	480,623
Total Investments	$6,746,389	$410,496,747	$—	$417,243,136

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
13	Invesco V.I. Government Securities Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2024:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$1,093,929
Derivatives not subject to master netting agreements	(1,093,929)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(613,306)
Derivatives not subject to master netting agreements	613,306
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(2,377,806)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(1,113,189)
Total	$(3,490,995)
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$217,875,026
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
14	Invesco V.I. Government Securities Fund

The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$15,568,355	$15,815,601	$31,383,956
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $5,986,484 and $2,616,656, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,706,585
Aggregate unrealized (depreciation) of investments	(23,050,631)
Net unrealized appreciation (depreciation) of investments	$(21,344,046)
Cost of investments for tax purposes is $438,587,182.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	1,156,209	$11,787,407	2,933,239	$29,836,965
Series II	1,073,887	10,863,075	1,172,342	11,813,552
Issued as reinvestment of dividends:
Series I	-	-	389,612	3,794,821
Series II	-	-	289,374	2,792,461
Reacquired:
Series I	(1,388,216)	(14,171,661)	(3,399,336)	(34,555,170)
Series II	(1,294,747)	(13,086,260)	(2,267,788)	(22,816,079)
Net increase (decrease) in share activity	(452,867)	$(4,607,439)	(882,557)	$(9,133,450)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
15	Invesco V.I. Government Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Government Securities Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Bloomberg Intermediate U.S. Government Index (Index).  The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods  (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for three and five year periods. The Board recognized that the performance
16	Invesco V.I. Government Securities Fund

data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. As previously noted, the independent Trustees reviewed and considered additional information provided by management, including with respect to the Fund’s total expense ratio relative to peer funds. The independent Trustees met and discussed those responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board  in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending
17	Invesco V.I. Government Securities Fund

activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
18	Invesco V.I. Government Securities Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
19	Invesco V.I. Government Securities Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
20	Invesco V.I. Government Securities Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. Growth and Income Fund

2	Schedule of Investments
6	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
18	Proxy Results
19	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VK-VIGRI-NCSRS

Schedule of Investments(a)
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.51%
Aerospace & Defense–2.39%
RTX Corp.	203,249	$20,404,167
Textron, Inc.	126,350	10,848,411
		31,252,578
Air Freight & Logistics–1.48%
FedEx Corp.(b)	64,849	19,444,324
Apparel Retail–0.72%
TJX Cos., Inc. (The)	85,751	9,441,185
Application Software–1.12%
Salesforce, Inc.	56,934	14,637,731
Asset Management & Custody Banks–1.14%
KKR & Co., Inc., Class A	141,754	14,918,191
Automobile Manufacturers–1.22%
General Motors Co.	344,251	15,993,901
Broadline Retail–2.11%
Amazon.com, Inc.(c)	142,697	27,576,195
Building Products–2.01%
Johnson Controls International PLC	395,099	26,262,231
Cable & Satellite–0.77%
Comcast Corp., Class A	257,497	10,083,582
Cargo Ground Transportation–0.89%
J.B. Hunt Transport Services, Inc.	72,538	11,606,080
Casinos & Gaming–0.86%
Las Vegas Sands Corp.	253,136	11,201,268
Communications Equipment–1.03%
Cisco Systems, Inc.	284,952	13,538,069
Consumer Finance–0.90%
American Express Co.	51,182	11,851,192
Distributors–0.91%
Genuine Parts Co.	86,612	11,980,172
Diversified Banks–8.30%
Bank of America Corp.	1,119,886	44,537,866
PNC Financial Services Group, Inc. (The)	126,954	19,738,808
Wells Fargo & Co.	747,178	44,374,902
		108,651,576
Electric Utilities–3.00%
American Electric Power Co., Inc.	148,522	13,031,320
FirstEnergy Corp.	283,996	10,868,527
PPL Corp.	558,051	15,430,110
		39,329,957
Electrical Components & Equipment–1.01%
Emerson Electric Co.	120,380	13,261,061
Shares		Value
Electronic Equipment & Instruments–1.06%
Zebra Technologies Corp., Class A(c)	45,044	$13,915,443
Electronic Manufacturing Services–0.97%
TE Connectivity Ltd.	84,362	12,690,576
Fertilizers & Agricultural Chemicals–0.67%
Corteva, Inc.	163,474	8,817,788
Food Distributors–2.38%
Sysco Corp.	246,910	17,626,905
US Foods Holding Corp.(c)	254,844	13,501,635
		31,128,540
Gold–0.68%
Barrick Gold Corp. (Canada)	531,349	8,862,901
Health Care Equipment–2.36%
GE HealthCare Technologies, Inc.	129,320	10,076,615
Medtronic PLC	263,989	20,778,574
		30,855,189
Health Care Services–1.52%
Cigna Group (The)	31,640	10,459,235
CVS Health Corp.	160,015	9,450,486
		19,909,721
Industrial Machinery & Supplies & Components–2.70%
Parker-Hannifin Corp.	49,376	24,974,875
Stanley Black & Decker, Inc.	129,315	10,330,975
		35,305,850
Insurance Brokers–1.72%
Willis Towers Watson PLC	85,678	22,459,631
Integrated Oil & Gas–6.21%
Chevron Corp.	132,648	20,748,800
Exxon Mobil Corp.	269,804	31,059,837
Shell PLC (United Kingdom)	381,153	13,671,181
Suncor Energy, Inc. (Canada)	413,959	15,780,097
		81,259,915
Interactive Media & Services–3.69%
Alphabet, Inc., Class A	179,659	32,724,887
Meta Platforms, Inc., Class A	30,945	15,603,088
		48,327,975
Investment Banking & Brokerage–3.05%
Charles Schwab Corp. (The)	267,830	19,736,393
Goldman Sachs Group, Inc. (The)	44,769	20,249,914
		39,986,307
IT Consulting & Other Services–0.97%
Cognizant Technology Solutions Corp., Class A	186,040	12,650,720
Managed Health Care–2.94%
Centene Corp.(c)	168,051	11,141,781
Elevance Health, Inc.	18,639	10,099,729
Humana, Inc.	42,702	15,955,602

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. Growth and Income Fund

Shares		Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.	2,665	$1,357,178
		38,554,290
Movies & Entertainment–1.21%
Walt Disney Co. (The)	159,683	15,854,925
Multi-line Insurance–1.67%
American International Group, Inc.	295,146	21,911,639
Oil & Gas Exploration & Production–1.82%
ConocoPhillips	208,874	23,891,008
Oil & Gas Refining & Marketing–0.75%
Phillips 66	70,054	9,889,523
Packaged Foods & Meats–0.97%
Kraft Heinz Co. (The)	395,236	12,734,504
Pharmaceuticals–6.98%
Bristol-Myers Squibb Co.	290,838	12,078,502
GSK PLC	475,446	9,144,828
Johnson & Johnson	181,226	26,487,992
Merck & Co., Inc.	117,748	14,577,203
Pfizer, Inc.	356,587	9,977,304
Sanofi S.A.	197,656	19,062,564
		91,328,393
Property & Casualty Insurance–0.97%
Allstate Corp. (The)	79,474	12,688,819
Rail Transportation–2.46%
CSX Corp.	488,274	16,332,765
Norfolk Southern Corp.	73,978	15,882,337
		32,215,102
Real Estate Services–2.11%
CBRE Group, Inc., Class A(c)	310,064	27,629,803
Regional Banks–1.40%
Citizens Financial Group, Inc.	507,501	18,285,261
Semiconductor Materials & Equipment–0.98%
Lam Research Corp.	12,004	12,782,459
Semiconductors–4.40%
Intel Corp.	413,112	12,794,079
Microchip Technology, Inc.	86,918	7,952,997
Micron Technology, Inc.	149,021	19,600,732
NXP Semiconductors N.V. (China)	64,094	17,247,054
		57,594,862
Shares		Value
Specialty Chemicals–1.83%
DuPont de Nemours, Inc.	179,456	$14,444,413
PPG Industries, Inc.	75,776	9,539,441
		23,983,854
Systems Software–1.84%
Oracle Corp.(b)	170,981	24,142,517
Tobacco–1.77%
Philip Morris International, Inc.	228,651	23,169,206
Trading Companies & Distributors–1.67%
Ferguson PLC	112,727	21,829,584
Transaction & Payment Processing Services–2.55%
Fidelity National Information Services, Inc.	147,743	11,133,912
Fiserv, Inc.(c)	149,040	22,212,922
		33,346,834
Wireless Telecommunication Services–1.35%
T-Mobile US, Inc.	100,011	17,619,938
Total Common Stocks & Other Equity Interests (Cost $912,412,593)		1,276,652,370
Money Market Funds–1.71%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	7,846,495	7,846,495
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)(e)	5,605,246	5,606,928
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	8,967,423	8,967,423
Total Money Market Funds (Cost $22,420,846)		22,420,846
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.22% (Cost $934,833,439)		1,299,073,216
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.17%
Invesco Private Government Fund, 5.31%(d)(e)(f)	626,771	626,771
Invesco Private Prime Fund, 5.48%(d)(e)(f)	1,609,648	1,610,131
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,236,902)		2,236,902
TOTAL INVESTMENTS IN SECURITIES–99.39% (Cost $937,070,341)		1,301,310,118
OTHER ASSETS LESS LIABILITIES—0.61%		7,938,752
NET ASSETS–100.00%		$1,309,248,870
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. Growth and Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at June 30, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,966,804	$30,713,358	$(33,833,667)	$-	$-	$7,846,495	$202,494
Invesco Liquid Assets Portfolio, Institutional Class	7,837,982	21,938,114	(24,166,906)	(2,995)	733	5,606,928	150,581
Invesco Treasury Portfolio, Institutional Class	12,533,491	35,100,980	(38,667,048)	-	-	8,967,423	230,897
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,295,557	177,041,076	(187,709,862)	-	-	626,771	180,991*
Invesco Private Prime Fund	29,045,715	390,051,324	(417,473,538)	(1,501)	(11,869)	1,610,131	491,508*
Total	$71,679,549	$654,844,852	$(701,851,021)	$(4,496)	$(11,136)	$24,657,748	$1,256,471

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/06/2024	Bank of New York Mellon (The)	GBP	14,454,094	USD	18,293,680	$18,311
07/05/2024	State Street Bank & Trust Co.	CAD	2,226,349	USD	1,630,674	3,170
07/05/2024	State Street Bank & Trust Co.	EUR	14,114,763	USD	15,285,822	167,528
07/05/2024	State Street Bank & Trust Co.	GBP	15,382,282	USD	19,553,818	108,735
07/05/2024	State Street Bank & Trust Co.	USD	12,733,419	CAD	17,432,531	10,091
07/05/2024	State Street Bank & Trust Co.	USD	218,347	EUR	203,866	14
08/06/2024	State Street Bank & Trust Co.	EUR	13,395,148	USD	14,369,310	78
Subtotal—Appreciation						307,927
Currency Risk
07/05/2024	Bank of New York Mellon (The)	USD	18,290,211	GBP	14,454,094	(18,470)
07/05/2024	State Street Bank & Trust Co.	CAD	16,462,935	USD	12,015,947	(18,771)
07/05/2024	State Street Bank & Trust Co.	EUR	349,129	USD	373,878	(74)
07/05/2024	State Street Bank & Trust Co.	USD	919,363	CAD	1,256,753	(652)
07/05/2024	State Street Bank & Trust Co.	USD	15,279,622	EUR	14,260,026	(5,739)
07/05/2024	State Street Bank & Trust Co.	USD	1,185,754	GBP	928,188	(12,411)
08/06/2024	State Street Bank & Trust Co.	CAD	16,072,994	USD	11,750,321	(7,933)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. Growth and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/06/2024	State Street Bank & Trust Co.	USD	1,226,402	GBP	969,810	$(200)
Subtotal—Depreciation						(64,250)
Total Forward Foreign Currency Contracts						$243,677

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. Growth and Income Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $912,412,593)*	$1,276,652,370
Investments in affiliated money market funds, at value (Cost $24,657,748)	24,657,748
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	307,927
Foreign currencies, at value (Cost $263,411)	263,248
Receivable for:
Investments sold	3,251,298
Fund shares sold	9,149,374
Dividends	1,704,906
Investment for trustee deferred compensation and retirement plans	170,171
Other assets	457
Total assets	1,316,157,499
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	64,250
Payable for:
Investments purchased	3,368,606
Fund shares reacquired	264,847
Collateral upon return of securities loaned	2,236,902
Accrued fees to affiliates	771,537
Accrued other operating expenses	21,105
Trustee deferred compensation and retirement plans	181,382
Total liabilities	6,908,629
Net assets applicable to shares outstanding	$1,309,248,870
Net assets consist of:
Shares of beneficial interest	$840,728,407
Distributable earnings	468,520,463
$1,309,248,870
Net Assets:
Series I	$196,237,314
Series II	$1,113,011,556
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	9,668,409
Series II	54,881,214
Series I:
Net asset value per share	$20.30
Series II:
Net asset value per share	$20.28

*	At June 30, 2024, securities with an aggregate value of $2,214,861 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $204,781)	$14,193,752
Dividends from affiliated money market funds (includes net securities lending income of $26,692)	610,664
Total investment income	14,804,416
Expenses:
Advisory fees	3,765,654
Administrative services fees	1,083,955
Custodian fees	10,467
Distribution fees - Series II	1,416,648
Transfer agent fees	30,701
Trustees’ and officers’ fees and benefits	14,227
Reports to shareholders	127,531
Professional services fees	26,472
Other	6,282
Total expenses	6,481,937
Less: Fees waived	(13,538)
Net expenses	6,468,399
Net investment income	8,336,017
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	51,677,019
Affiliated investment securities	(11,136)
Foreign currencies	6,935
Forward foreign currency contracts	410,854
52,083,672
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	36,261,455
Affiliated investment securities	(4,496)
Foreign currencies	(8,950)
Forward foreign currency contracts	577,118
36,825,127
Net realized and unrealized gain	88,908,799
Net increase in net assets resulting from operations	$97,244,816

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. Growth and Income Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$8,336,017	$16,060,446
Net realized gain	52,083,672	74,106,671
Change in net unrealized appreciation	36,825,127	35,041,165
Net increase in net assets resulting from operations	97,244,816	125,208,282
Distributions to shareholders from distributable earnings:
Series I	—	(24,825,649)
Series II	—	(135,038,754)
Total distributions from distributable earnings	—	(159,864,403)
Share transactions–net:
Series I	(764,239)	18,698,615
Series II	(107,858,135)	140,313,952
Net increase (decrease) in net assets resulting from share transactions	(108,622,374)	159,012,567
Net increase (decrease) in net assets	(11,377,558)	124,356,446
Net assets:
Beginning of period	1,320,626,428	1,196,269,982
End of period	$1,309,248,870	$1,320,626,428
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco V.I. Growth and Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$18.86	$0.15	$1.29	$1.44	$—	$—	$—	$20.30	7.63%	$196,237	0.76%(d)	0.76%(d)	1.48%(d)	10%
Year ended 12/31/23	19.77	0.30	1.80	2.10	(0.34)	(2.67)	(3.01)	18.86	12.72	183,178	0.75	0.75	1.51	70
Year ended 12/31/22	23.70	0.31	(1.72)	(1.41)	(0.38)	(2.14)	(2.52)	19.77	(5.80)	168,516	0.75	0.75	1.42	36
Year ended 12/31/21	18.72	0.26	5.07	5.33	(0.35)	—	(0.35)	23.70	28.51	186,508	0.74	0.74	1.17	29
Year ended 12/31/20	19.09	0.31	(0.01)	0.30	(0.39)	(0.28)	(0.67)	18.72	2.09	157,478	0.75	0.75	1.90	46
Year ended 12/31/19	17.51	0.37	3.84	4.21	(0.38)	(2.25)	(2.63)	19.09	25.19	187,097	0.73	0.74	1.91	62
Series II
Six months ended 06/30/24	18.87	0.12	1.29	1.41	—	—	—	20.28	7.47	1,113,012	1.01(d)	1.01(d)	1.23(d)	10
Year ended 12/31/23	19.77	0.25	1.79	2.04	(0.27)	(2.67)	(2.94)	18.87	12.41	1,137,448	1.00	1.00	1.26	70
Year ended 12/31/22	23.66	0.26	(1.72)	(1.46)	(0.29)	(2.14)	(2.43)	19.77	(6.00)	1,027,754	1.00	1.00	1.17	36
Year ended 12/31/21	18.70	0.20	5.07	5.27	(0.31)	—	(0.31)	23.66	28.19	1,475,584	0.99	0.99	0.92	29
Year ended 12/31/20	19.06	0.27	(0.01)	0.26	(0.34)	(0.28)	(0.62)	18.70	1.85	1,415,923	1.00	1.00	1.65	46
Year ended 12/31/19	17.48	0.32	3.83	4.15	(0.32)	(2.25)	(2.57)	19.06	24.85	1,513,105	0.98	0.99	1.66	62

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco V.I. Growth and Income Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Growth and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek long-term growth of capital and income.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
9	Invesco V.I. Growth and Income Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner
10	Invesco V.I. Growth and Income Fund

consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $1,601 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.600%
Over $500 million	0.550%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.57%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $13,538.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six
11	Invesco V.I. Growth and Income Fund

months ended June 30, 2024, Invesco was paid $91,525 for accounting and fund administrative services and was reimbursed $992,430 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2024, the Fund incurred $28,845 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,234,773,797	$41,878,573	$—	$1,276,652,370
Money Market Funds	22,420,846	2,236,902	—	24,657,748
Total Investments in Securities	1,257,194,643	44,115,475	—	1,301,310,118
Other Investments - Assets*
Forward Foreign Currency Contracts	—	307,927	—	307,927
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(64,250)	—	(64,250)
Total Other Investments	—	243,677	—	243,677
Total Investments	$1,257,194,643	$44,359,152	$—	$1,301,553,795

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2024:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$307,927
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$307,927
12	Invesco V.I. Growth and Income Fund

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(64,250)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(64,250)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2024.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$18,311	$(18,470)	$(159)	$—	$—	$(159)
State Street Bank & Trust Co.	289,616	(45,780)	243,836	—	—	243,836
Total	$307,927	$(64,250)	$243,677	$—	$—	$243,677
Effect of Derivative Investments for the six months ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$410,854
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	577,118
Total	$987,972
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$119,113,857
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
13	Invesco V.I. Growth and Income Fund

NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $127,379,753 and $226,302,406, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$330,627,244
Aggregate unrealized (depreciation) of investments	(17,469,885)
Net unrealized appreciation of investments	$313,157,359
Cost of investments for tax purposes is $988,396,436.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	461,683	$9,306,038	587,739	$11,783,370
Series II	530,019	10,721,707	31,933,302	624,536,436
Issued as reinvestment of dividends:
Series I	-	-	1,500,039	24,825,649
Series II	-	-	8,154,514	135,038,754
Reacquired:
Series I	(506,853)	(10,070,277)	(896,225)	(17,910,404)
Series II	(5,939,588)	(118,579,842)	(31,792,386)	(619,261,238)
Net increase (decrease) in share activity	(5,454,739)	$(108,622,374)	9,486,983	$159,012,567

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
14	Invesco V.I. Growth and Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Growth and Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index).  The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and
15	Invesco V.I. Growth and Income Fund

that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels.
The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products.  As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to breakpoints in the Fund’s contractual management fee schedule. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2023.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated
16	Invesco V.I. Growth and Income Fund

money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers. The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
17	Invesco V.I. Growth and Income Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
18	Invesco V.I. Growth and Income Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
19	Invesco V.I. Growth and Income Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. Health Care Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Proxy Results
16	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	I-VIGHC-NCSRS

Schedule of Investments(a)
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.67%
Biotechnology–20.02%
AbbVie, Inc.(b)	21,301	$3,653,547
ADMA Biologics, Inc.(c)	30,103	336,552
Alnylam Pharmaceuticals, Inc.(c)	3,512	853,416
Amgen, Inc.	9,732	3,040,763
argenx SE, ADR (Netherlands)(b)(c)	1,222	525,509
Ascendis Pharma A/S, ADR (Denmark)(c)	8,501	1,159,366
Blueprint Medicines Corp.(b)(c)	9,366	1,009,467
BridgeBio Pharma, Inc.(c)	11,498	291,244
CSL Ltd. (Australia)	1,419	278,262
Cytokinetics, Inc.(c)	11,489	622,474
Exelixis, Inc.(c)	16,231	364,711
Halozyme Therapeutics, Inc.(c)	10,085	528,051
Ideaya Biosciences, Inc.(b)(c)	7,665	269,118
Immunovant, Inc.(c)	10,417	275,009
Insmed, Inc.(c)	12,422	832,274
Krystal Biotech, Inc.(b)(c)	4,484	823,442
Merus N.V. (Netherlands)(c)	8,965	530,459
Natera, Inc.(c)	18,525	2,006,072
Neurocrine Biosciences, Inc.(c)	10,050	1,383,583
Regeneron Pharmaceuticals, Inc.(c)	6,071	6,380,803
Sarepta Therapeutics, Inc.(b)(c)	7,555	1,193,690
SpringWorks Therapeutics, Inc.(b)(c)	12,191	459,235
Twist Bioscience Corp.(b)(c)	18,640	918,579
Ultragenyx Pharmaceutical, Inc.(c)	6,846	281,371
United Therapeutics Corp.(c)	3,263	1,039,429
Vaxcyte, Inc.(c)	12,006	906,573
Vericel Corp.(b)(c)	11,337	520,142
Vertex Pharmaceuticals, Inc.(c)	14,772	6,923,932
Viking Therapeutics, Inc.(b)(c)	5,855	310,374
		37,717,447
Health Care Distributors–6.06%
Cencora, Inc.	14,491	3,264,822
McKesson Corp.	13,961	8,153,783
		11,418,605
Health Care Equipment–18.13%
Boston Scientific Corp.(c)	147,282	11,342,187
DexCom, Inc.(c)	28,262	3,204,346
Edwards Lifesciences Corp.(c)	12,120	1,119,524
Glaukos Corp.(c)	10,496	1,242,202
IDEXX Laboratories, Inc.(c)	2,994	1,458,677
Inspire Medical Systems, Inc.(b)(c)	2,657	355,586
Insulet Corp.(c)	4,508	909,714
Integer Holdings Corp.(b)(c)	8,846	1,024,278
Intuitive Surgical, Inc.(c)	17,163	7,634,961
iRhythm Technologies, Inc.(b)(c)	3,572	384,490
Stryker Corp.	13,326	4,534,172
TransMedics Group, Inc.(b)(c)	6,294	948,002
		34,158,139
Health Care Facilities–6.05%
Acadia Healthcare Co., Inc.(c)	5,792	391,192
Brookdale Senior Living, Inc.(c)	38,326	261,766
Shares		Value
Health Care Facilities–(continued)
Encompass Health Corp.	29,185	$2,503,781
HCA Healthcare, Inc.	12,864	4,132,946
Select Medical Holdings Corp.	19,612	687,597
Tenet Healthcare Corp.(c)	25,738	3,423,926
		11,401,208
Health Care REITs–0.23%
Alexandria Real Estate Equities, Inc.(b)	3,724	435,596
Health Care Services–0.84%
BrightSpring Health Services, Inc.(c)	35,672	405,234
RadNet, Inc.(c)	19,912	1,173,215
		1,578,449
Health Care Supplies–2.12%
Alcon, Inc. (Switzerland)	10,853	964,743
ConvaTec Group PLC (United Kingdom)(d)	110,563	327,567
Cooper Cos., Inc. (The)	17,278	1,508,369
Lantheus Holdings, Inc.(c)	4,017	322,525
RxSight, Inc.(c)	14,364	864,282
		3,987,486
Life Sciences Tools & Services–11.72%
Bio-Techne Corp.	11,808	846,043
Bruker Corp.	6,647	424,145
Charles River Laboratories International, Inc.(c)	2,037	420,803
Danaher Corp.	26,847	6,707,723
ICON PLC(c)	11,480	3,598,636
Lonza Group AG (Switzerland)	2,171	1,181,903
Medpace Holdings, Inc.(c)	5,440	2,240,464
Repligen Corp.(c)	3,517	443,353
Thermo Fisher Scientific, Inc.	11,226	6,207,978
		22,071,048
Managed Health Care–8.52%
Elevance Health, Inc.	11,270	6,106,762
HealthEquity, Inc.(c)	16,233	1,399,285
UnitedHealth Group, Inc.	16,785	8,547,929
		16,053,976
Pharmaceuticals–22.98%
AstraZeneca PLC (United Kingdom)	6,170	960,255
AstraZeneca PLC, ADR (United Kingdom)	88,189	6,877,860
Axsome Therapeutics, Inc.(c)	3,021	243,191
Collegium Pharmaceutical, Inc.(c)	7,590	244,398
Eli Lilly and Co.	20,609	18,658,976
Intra-Cellular Therapies, Inc.(c)	16,149	1,106,045
Merck & Co., Inc.	61,358	7,596,120
Novo Nordisk A/S, Class B (Denmark)	43,232	6,185,840
Tarsus Pharmaceuticals, Inc.(b)(c)	16,161	439,256
Zoetis, Inc.(b)	5,660	981,218
		43,293,159
Total Common Stocks & Other Equity Interests (Cost $111,025,871)		182,115,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. Health Care Fund

Shares		Value
Money Market Funds–3.28%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(e)(f)	2,123,672	$2,123,672
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(e)(f)	1,632,654	1,633,144
Invesco Treasury Portfolio, Institutional Class, 5.21%(e)(f)	2,427,053	2,427,053
Total Money Market Funds (Cost $6,183,534)		6,183,869
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $117,209,405)		188,298,982
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.14%
Invesco Private Government Fund, 5.31%(e)(f)(g)	3,241,005	3,241,005
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.48%(e)(f)(g)	8,331,141	$8,333,640
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,574,645)		11,574,645
TOTAL INVESTMENTS IN SECURITIES–106.09% (Cost $128,784,050)		199,873,627
OTHER ASSETS LESS LIABILITIES—(6.09)%		(11,482,274)
NET ASSETS–100.00%		$188,391,353
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at June 30, 2024.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,827,833	$10,408,307	$(10,112,468)	$-	$-	$2,123,672	$43,707
Invesco Liquid Assets Portfolio, Institutional Class	1,422,411	7,434,505	(7,223,191)	(927)	346	1,633,144	35,734
Invesco Treasury Portfolio, Institutional Class	2,088,953	11,895,207	(11,557,107)	-	-	2,427,053	49,843
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,980,753	32,305,416	(32,045,164)	-	-	3,241,005	75,293*
Invesco Private Prime Fund	7,664,795	71,078,082	(70,405,486)	(1,512)	(2,239)	8,333,640	201,159*
Total	$15,984,745	$133,121,517	$(131,343,416)	$(2,439)	$(1,893)	$17,758,514	$405,736

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. Health Care Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $111,025,871)*	$182,115,113
Investments in affiliated money market funds, at value (Cost $17,758,179)	17,758,514
Foreign currencies, at value (Cost $15,974)	16,278
Receivable for:
Fund shares sold	225,002
Dividends	211,387
Investment for trustee deferred compensation and retirement plans	52,364
Total assets	200,378,658
Liabilities:
Payable for:
Fund shares reacquired	230,357
Amount due custodian	2,803
Collateral upon return of securities loaned	11,574,645
Accrued fees to affiliates	95,083
Accrued other operating expenses	27,427
Trustee deferred compensation and retirement plans	56,990
Total liabilities	11,987,305
Net assets applicable to shares outstanding	$188,391,353
Net assets consist of:
Shares of beneficial interest	$117,076,379
Distributable earnings	71,314,974
$188,391,353
Net Assets:
Series I	$126,773,203
Series II	$61,618,150
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	4,333,021
Series II	2,298,064
Series I:
Net asset value per share	$29.26
Series II:
Net asset value per share	$26.81

*	At June 30, 2024, securities with an aggregate value of $11,441,515 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $7,140)	$630,769
Dividends from affiliated money market funds (includes net securities lending income of $6,752)	136,036
Total investment income	766,805
Expenses:
Advisory fees	690,036
Administrative services fees	151,132
Custodian fees	2,755
Distribution fees - Series II	76,537
Transfer agent fees	4,183
Trustees’ and officers’ fees and benefits	10,028
Reports to shareholders	42,649
Professional services fees	28,496
Other	116
Total expenses	1,005,932
Less: Fees waived	(2,632)
Net expenses	1,003,300
Net investment income (loss)	(236,495)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	5,571,653
Affiliated investment securities	(1,893)
Foreign currencies	3,311
5,573,071
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	16,759,831
Affiliated investment securities	(2,439)
Foreign currencies	(4,179)
16,753,213
Net realized and unrealized gain	22,326,284
Net increase in net assets resulting from operations	$22,089,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. Health Care Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income (loss)	$(236,495)	$(108,912)
Net realized gain	5,573,071	4,106,091
Change in net unrealized appreciation	16,753,213	593,608
Net increase in net assets resulting from operations	22,089,789	4,590,787
Share transactions–net:
Series I	(3,787,956)	(17,954,331)
Series II	(4,458,917)	(8,046,722)
Net increase (decrease) in net assets resulting from share transactions	(8,246,873)	(26,001,053)
Net increase (decrease) in net assets	13,842,916	(21,410,266)
Net assets:
Beginning of period	174,548,437	195,958,703
End of period	$188,391,353	$174,548,437
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. Health Care Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$25.91	$(0.02)	$3.37	$3.35	$—	$—	$—	$29.26	12.93%	$126,773	1.01%(d)	1.01%(d)	(0.18)%(d)	26%
Year ended 12/31/23	25.15	0.01	0.75	0.76	—	—	—	25.91	3.02	115,851	0.97	0.97	0.02	57
Year ended 12/31/22	33.86	0.01	(4.68)	(4.67)	—	(4.04)	(4.04)	25.15	(13.32)	130,673	0.96	0.96	0.04	47
Year ended 12/31/21	33.69	(0.08)	4.17	4.09	(0.07)	(3.85)	(3.92)	33.86	12.30	158,669	0.97	0.97	(0.25)	55
Year ended 12/31/20	30.23	0.04	4.26	4.30	(0.10)	(0.74)	(0.84)	33.69	14.46	155,598	0.98	0.98	0.13	46
Year ended 12/31/19	23.41	0.08	7.40	7.48	(0.01)	(0.65)	(0.66)	30.23	32.50	149,954	0.97	0.97	0.32	8
Series II
Six months ended 06/30/24	23.78	(0.05)	3.08	3.03	—	—	—	26.81	12.74	61,618	1.26(d)	1.26(d)	(0.43)(d)	26
Year ended 12/31/23	23.14	(0.05)	0.69	0.64	—	—	—	23.78	2.77	58,698	1.22	1.22	(0.23)	57
Year ended 12/31/22	31.62	(0.05)	(4.39)	(4.44)	—	(4.04)	(4.04)	23.14	(13.54)	65,285	1.21	1.21	(0.21)	47
Year ended 12/31/21	31.70	(0.16)	3.93	3.77	(0.00)(e)	(3.85)	(3.85)	31.62	12.05	81,524	1.22	1.22	(0.50)	55
Year ended 12/31/20	28.49	(0.03)	4.01	3.98	(0.03)	(0.74)	(0.77)	31.70	14.20	75,986	1.23	1.23	(0.12)	46
Year ended 12/31/19	22.14	0.02	6.98	7.00	—	(0.65)	(0.65)	28.49	32.18	70,763	1.22	1.22	0.07	8

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Amount represents less than $(0.005) per share.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. Health Care Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Health Care Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
7	Invesco V.I. Health Care Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $688 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
8	Invesco V.I. Health Care Fund

J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks - The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.75%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $2,632.
9	Invesco V.I. Health Care Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $13,334 for accounting and fund administrative services and was reimbursed $137,798 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2024, the Fund incurred $2,537 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$172,216,543	$9,898,570	$—	$182,115,113
Money Market Funds	6,183,869	11,574,645	—	17,758,514
Total Investments	$178,400,412	$21,473,215	$—	$199,873,627
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
10	Invesco V.I. Health Care Fund

The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$4,639,907	$—	$4,639,907
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $46,843,737 and $56,284,624, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$71,804,463
Aggregate unrealized (depreciation) of investments	(1,149,597)
Net unrealized appreciation of investments	$70,654,866
Cost of investments for tax purposes is $129,218,761.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	356,363	$9,912,930	356,709	$8,923,373
Series II	117,849	2,946,519	147,277	3,369,520
Reacquired:
Series I	(494,002)	(13,700,886)	(1,080,961)	(26,877,704)
Series II	(288,355)	(7,405,436)	(500,153)	(11,416,242)
Net increase (decrease) in share activity	(308,145)	$(8,246,873)	(1,077,128)	$(26,001,053)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
11	Invesco V.I. Health Care Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Health Care Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P Composite 1500 Health Care Index (Index).  The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance
12	Invesco V.I. Health Care Fund

universe for the one and three year periods, and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods.  The Board considered that the Fund underwent a portfolio management and investment process change in November 2021, and that performance results prior to such date were those of the prior portfolio management team. The Board also considered that stock selection in, and overweight exposure to, certain health care sub-sectors detracted from Fund performance.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.
The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products.   The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco
13	Invesco V.I. Health Care Fund

Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14	Invesco V.I. Health Care Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
15	Invesco V.I. Health Care Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16	Invesco V.I. Health Care Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. High Yield Fund

2	Schedule of Investments
11	Financial Statements
13	Financial Highlights
14	Notes to Financial Statements
22	Approval of Investment Advisory and Sub-Advisory Contracts
25	Proxy Results
26	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VIHYI-NCSRS

Schedule of Investments(a)
June 30, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–84.15%
Advertising–0.09%
Clear Channel Outdoor Holdings, Inc.,
7.75%, 04/15/2028(b)	$76,000	$66,587
7.50%, 06/01/2029(b)	85,000	71,113
		137,700
Aerospace & Defense–1.38%
TransDigm, Inc.,
6.75%, 08/15/2028(b)	689,000	698,284
7.13%, 12/01/2031(b)	1,345,000	1,387,538
		2,085,822
Alternative Carriers–0.11%
Lumen Technologies, Inc., 4.00%, 02/15/2027(b)	142,000	73,197
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	119,000	95,318
		168,515
Aluminum–0.47%
Novelis Corp., 4.75%, 01/30/2030(b)	766,000	711,365
Application Software–1.28%
Cloud Software Group, Inc.,
6.50%, 03/31/2029(b)	387,000	371,930
9.00%, 09/30/2029(b)	380,000	368,978
Rocket Software, Inc., 6.50%, 02/15/2029(b)	83,000	72,443
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	644,000	634,582
6.50%, 06/01/2032(b)	486,000	490,584
		1,938,517
Automobile Manufacturers–1.42%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	2,444,000	2,144,969
Automotive Parts & Equipment–2.40%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	733,000	758,565
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	371,000	344,044
Phinia, Inc., 6.75%, 04/15/2029(b)	1,069,000	1,086,201
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	838,000	854,933
7.13%, 04/14/2030(b)	552,000	572,078
		3,615,821
Automotive Retail–4.15%
Carvana Co.,
12.00% PIK Rate, 0.00% Cash Rate, 12/01/2028(b)(c)	74,000	79,639
13.00% PIK Rate, 0.00% Cash Rate, 06/01/2030(b)(c)	140,000	153,385
14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(c)	204,306	229,988
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	1,607,000	1,485,827
	Principal Amount	Value
Automotive Retail–(continued)
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	$737,000	$689,969
8.25%, 08/01/2031(b)	1,386,000	1,447,509
Lithia Motors, Inc.,
3.88%, 06/01/2029(b)	733,000	659,051
4.38%, 01/15/2031(b)	863,000	769,266
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	735,000	756,708
		6,271,342
Broadcasting–0.39%
AMC Networks, Inc., 10.25%, 01/15/2029(b)	70,000	69,029
Gray Television, Inc.,
10.50%, 07/15/2029(b)	75,000	75,477
5.38%, 11/15/2031(b)	135,000	76,639
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	119,000	79,841
Univision Communications, Inc.,
6.63%, 06/01/2027(b)	150,000	143,748
8.00%, 08/15/2028(b)	150,000	146,420
		591,154
Broadline Retail–1.09%
Kohl’s Corp., 4.63%, 05/01/2031	844,000	706,848
Macy’s Retail Holdings LLC,
6.70%, 07/15/2034(b)	419,000	359,370
4.50%, 12/15/2034	210,000	181,672
5.13%, 01/15/2042	230,000	186,705
Rakuten Group, Inc. (Japan), 11.25%, 02/15/2027(b)	200,000	213,972
		1,648,567
Building Products–0.18%
MasterBrand, Inc., 7.00%, 07/15/2032(b)	273,000	276,269
Cable & Satellite–2.41%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	200,000	145,536
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	341,000	310,545
4.75%, 03/01/2030(b)	468,000	405,647
7.38%, 03/01/2031(b)	372,000	367,026
4.25%, 01/15/2034(b)	468,000	355,623
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 04/01/2053	470,000	369,097
CSC Holdings LLC,
11.75%, 01/31/2029(b)	265,000	226,172
6.50%, 02/01/2029(b)	214,000	156,384
5.75%, 01/15/2030(b)	346,000	130,884
4.63%, 12/01/2030(b)	290,000	105,891
4.50%, 11/15/2031(b)	243,000	157,004
Directv Financing LLC, 8.88%, 02/01/2030(b)	75,000	73,465

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. High Yield Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027(b)	$155,000	$145,920
DISH DBS Corp.,
7.38%, 07/01/2028	161,000	68,649
5.75%, 12/01/2028(b)	198,000	137,647
5.13%, 06/01/2029	178,000	70,680
DISH Network Corp., 11.75%, 11/15/2027(b)	370,000	363,135
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	76,000	45,999
		3,635,304
Casinos & Gaming–2.58%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(b)(c)	51,959	909
Melco Resorts Finance Ltd. (Hong Kong),
5.38%, 12/04/2029(b)	1,422,000	1,276,986
7.63%, 04/17/2032(b)	261,000	259,215
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	71,000	67,381
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	92,000	66,234
Sabre GLBL, Inc., 8.63%, 06/01/2027(b)	83,000	76,544
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	1,657,000	1,459,790
Wynn Macau Ltd. (Macau), 5.63%, 08/26/2028(b)	737,000	691,671
		3,898,730
Commodity Chemicals–1.46%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	2,219,000	2,207,212
Communications Equipment–0.04%
Viasat, Inc., 7.50%, 05/30/2031(b)	91,000	60,564
Construction Materials–0.05%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)	69,000	67,725
Consumer Finance–1.62%
FirstCash, Inc., 6.88%, 03/01/2032(b)	1,065,000	1,066,189
Navient Corp.,
5.00%, 03/15/2027	485,000	463,481
9.38%, 07/25/2030	216,000	227,333
OneMain Finance Corp.,
3.50%, 01/15/2027	506,000	474,525
5.38%, 11/15/2029	222,000	208,375
		2,439,903
Copper–0.25%
First Quantum Minerals Ltd. (Zambia), 8.63%, 06/01/2031(b)	375,000	374,839
Diversified Banks–0.09%
Freedom Mortgage Corp.,
6.63%, 01/15/2027(b)	72,000	69,605
12.00%, 10/01/2028(b)	63,000	67,713
		137,318
	Principal Amount	Value
Diversified Capital Markets–0.48%
UBS Group AG (Switzerland), 31/UND, 7.75%(b)(d)(e)	$709,000	$724,986
Diversified Chemicals–0.09%
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)	148,000	139,380
Diversified Financial Services–2.51%
Freedom Mortgage Holdings LLC,
9.25%, 02/01/2029(b)	86,000	86,019
9.13%, 05/15/2031(b)	150,000	146,152
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	715,000	729,300
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030(b)	704,000	701,053
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031(b)	547,000	561,375
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	862,000	796,070
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	690,000	694,808
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), 6.38%, 02/01/2030(b)	100,000	78,687
		3,793,464
Diversified Metals & Mining–0.68%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	1,023,000	1,018,925
Diversified REITs–0.19%
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
10.50%, 02/15/2028(b)	219,000	214,697
6.50%, 02/15/2029(b)	105,000	67,071
		281,768
Diversified Support Services–1.57%
Hertz Corp. (The), 12.63%, 07/15/2029(b)	75,000	77,619
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	367,000	374,080
7.75%, 03/15/2031(b)	707,000	739,244
Stena International S.A. (Sweden),
7.25%, 01/15/2031(b)	690,000	705,991
7.63%, 02/15/2031(b)	387,000	396,507
TKC Holdings, Inc., 10.50%, 05/15/2029(b)	70,000	69,117
		2,362,558
Electric Utilities–2.08%
Entergy Corp., 7.13%, 12/01/2054(d)	748,000	743,241
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	594,000	633,815
Vistra Operations Co. LLC, 7.75%, 10/15/2031(b)	1,686,000	1,757,109
		3,134,165
Electrical Components & Equipment–0.47%
EnerSys, 6.63%, 01/15/2032(b)	703,000	715,433
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. High Yield Fund

	Principal Amount	Value
Electronic Components–0.73%
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	$744,000	$649,013
6.63%, 07/15/2032(b)	456,000	459,576
		1,108,589
Electronic Manufacturing Services–0.99%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	1,478,000	1,491,379
Environmental & Facilities Services–0.49%
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	491,000	501,524
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	235,000	234,149
		735,673
Fertilizers & Agricultural Chemicals–0.04%
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(b)	58,000	55,774
Food Retail–0.47%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	722,000	703,823
Gold–0.42%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	633,000	637,825
Health Care Facilities–1.00%
Encompass Health Corp., 4.50%, 02/01/2028	723,000	688,346
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	172,000	151,322
Tenet Healthcare Corp., 6.75%, 05/15/2031	665,000	675,532
		1,515,200
Health Care REITs–0.85%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(f)	1,301,000	1,135,886
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	214,000	139,691
		1,275,577
Health Care Services–1.63%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	730,000	699,707
Community Health Systems, Inc.,
8.00%, 12/15/2027(b)	276,000	273,919
5.25%, 05/15/2030(b)	703,000	580,265
4.75%, 02/15/2031(b)	307,000	241,665
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(b)	347,000	352,000
DaVita, Inc., 3.75%, 02/15/2031(b)	373,000	318,532
		2,466,088
Health Care Supplies–0.59%
Medline Borrower L.P., 5.25%, 10/01/2029(b)	746,000	712,506
	Principal Amount	Value
Health Care Supplies–(continued)
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(b)	$178,000	$180,237
		892,743
Health Care Technology–0.13%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	218,000	200,904
Hotel & Resort REITs–2.08%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	714,000	714,637
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	751,000	664,140
Service Properties Trust,
4.75%, 10/01/2026	1,459,000	1,368,324
5.50%, 12/15/2027	428,000	397,982
		3,145,083
Hotels, Resorts & Cruise Lines–1.00%
Carnival Corp., 6.00%, 05/01/2029(b)	418,000	413,170
Royal Caribbean Cruises Ltd., 6.25%, 03/15/2032(b)	1,090,000	1,099,838
		1,513,008
Household Products–0.51%
Kronos Acquisition Holdings, Inc. (Canada),
8.25%, 06/30/2031(b)	460,000	461,035
10.75%, 06/30/2032(b)	325,000	312,105
		773,140
Independent Power Producers & Energy Traders–1.28%
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	327,000	312,690
3.75%, 02/15/2031(b)	487,000	425,278
Vistra Corp., Series C, 8.88%(b)(d)(e)	1,150,000	1,192,075
		1,930,043
Industrial Machinery & Supplies & Components–1.64%
Enpro, Inc., 5.75%, 10/15/2026	715,000	705,722
ESAB Corp., 6.25%, 04/15/2029(b)	684,000	688,957
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	1,173,000	1,080,905
		2,475,584
Insurance Brokers–0.87%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	651,000	658,190
USI, Inc., 7.50%, 01/15/2032(b)	646,000	656,913
		1,315,103
Integrated Oil & Gas–0.94%
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 06/01/2028(b)	1,068,000	1,055,559
8.63%, 03/15/2029(b)	351,000	361,493
		1,417,052
Integrated Telecommunication Services–2.44%
Altice France Holding S.A. (Luxembourg), 6.00%, 02/15/2028(b)	200,000	65,237
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. High Yield Fund

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Altice France S.A. (France),
8.13%, 02/01/2027(b)	$134,000	$100,608
5.50%, 01/15/2028(b)	565,000	387,602
Frontier Communications Holdings LLC,
6.75%, 05/01/2029(b)	378,000	347,100
6.00%, 01/15/2030(b)	80,000	69,714
Iliad Holding S.A.S. (France),
7.00%, 10/15/2028(b)	675,000	669,923
8.50%, 04/15/2031(b)	822,000	833,145
Level 3 Financing, Inc.,
4.63%, 09/15/2027(b)	120,000	62,637
10.50%, 04/15/2029(b)	74,000	74,185
11.00%, 11/15/2029(b)	143,000	146,511
4.50%, 04/01/2030(b)	128,000	70,212
10.50%, 05/15/2030(b)	75,000	74,656
10.75%, 12/15/2030(b)	75,000	75,188
Telecom Italia Capital S.A. (Italy), 7.72%, 06/04/2038	653,000	637,824
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	73,000	68,846
		3,683,388
Internet Services & Infrastructure–0.11%
Arches Buyer, Inc., 6.13%, 12/01/2028(b)	88,000	73,090
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/20/2030(b)	429,000	86,873
		159,963
Leisure Facilities–2.59%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	590,000	639,131
NCL Corp. Ltd.,
8.13%, 01/15/2029(b)	754,000	790,582
7.75%, 02/15/2029(b)	357,000	371,414
NCL Finance Ltd., 6.13%, 03/15/2028(b)	683,000	675,019
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(b)	704,000	715,874
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	730,000	714,617
		3,906,637
Leisure Products–0.47%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)	704,000	702,647
Marine Transportation–1.47%
Viking Cruises Ltd.,
7.00%, 02/15/2029(b)	1,057,000	1,063,429
9.13%, 07/15/2031(b)	1,072,000	1,161,914
		2,225,343
Metal, Glass & Plastic Containers–1.61%
Clydesdale Acquisition Holdings, Inc.,
6.63%, 04/15/2029(b)	673,000	662,167
8.75%, 04/15/2030(b)	75,000	73,500
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(b)	204,000	204,382
OI European Group B.V., 4.75%, 02/15/2030(b)	1,160,000	1,061,946
	Principal Amount	Value
Metal, Glass & Plastic Containers–(continued)
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	$423,000	$422,795
		2,424,790
Multi-line Insurance–0.60%
Acrisure LLC/Acrisure Finance, Inc.,
8.50%, 06/15/2029(b)	250,000	252,794
6.00%, 08/01/2029(b)	221,000	204,086
7.50%, 11/06/2030(b)	455,000	455,666
		912,546
Office REITs–0.95%
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	681,000	710,086
Office Properties Income Trust, 9.00%, 03/31/2029(b)	786,000	720,780
		1,430,866
Oil & Gas Drilling–1.63%
Transocean, Inc.,
8.75%, 02/15/2030(b)	669,600	703,540
8.50%, 05/15/2031(b)	708,000	708,870
Valaris Ltd., 8.38%, 04/30/2030(b)	1,007,000	1,043,331
		2,455,741
Oil & Gas Exploration & Production–3.49%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	1,800,000	1,821,127
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
7.00%, 11/01/2026(b)	344,000	344,600
5.88%, 06/30/2029(b)	372,000	363,821
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032(b)	1,064,000	1,082,043
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	193,000	186,558
6.00%, 02/01/2031(b)	632,000	605,573
6.25%, 04/15/2032(b)	180,000	173,238
8.38%, 11/01/2033(b)	74,000	78,921
Venture Global LNG, Inc., 8.13%, 06/01/2028(b)	596,000	614,480
		5,270,361
Oil & Gas Refining & Marketing–1.18%
CVR Energy, Inc., 8.50%, 01/15/2029(b)	1,052,000	1,057,247
Sunoco L.P.,
7.00%, 05/01/2029(b)	308,000	315,883
7.25%, 05/01/2032(b)	395,000	408,864
		1,781,994
Oil & Gas Storage & Transportation–8.42%
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.00%, 07/15/2029(b)	654,000	666,436
7.25%, 07/15/2032(b)	460,000	473,247
EQM Midstream Partners L.P., 6.50%, 07/15/2048	1,465,000	1,480,106
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. High Yield Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.75%, 02/01/2028	$669,000	$676,648
8.88%, 04/15/2030	540,000	568,523
7.88%, 05/15/2032	977,000	986,996
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	1,127,000	1,145,235
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	588,000	636,457
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	330,000	336,493
8.38%, 02/15/2032(b)	695,000	706,252
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	756,000	757,796
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	713,000	735,511
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 10.00%, 10/15/2026(b)(g)	725,000	745,991
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	1,021,000	1,026,760
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	648,000	710,027
9.88%, 02/01/2032(b)	977,000	1,064,002
		12,716,480
Other Specialty Retail–0.06%
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)	141,000	90,645
Paper & Plastic Packaging Products & Materials–0.14%
LABL, Inc.,
10.50%, 07/15/2027(b)	138,000	135,189
8.25%, 11/01/2029(b)	80,000	68,573
		203,762
Passenger Airlines–1.41%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	2,180,000	2,122,892
Passenger Ground Transportation–0.18%
Uber Technologies, Inc., 4.50%, 08/15/2029(b)	282,000	269,216
Personal Care Products–0.47%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(b)	751,000	714,330
Pharmaceuticals–0.64%
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	397,000	370,185
5.75%, 08/15/2027(b)	210,000	167,550
4.88%, 06/01/2028(b)	203,000	152,158
6.25%, 02/15/2029(b)	144,000	73,800
5.25%, 01/30/2030(b)	284,000	133,403
	Principal Amount	Value
Pharmaceuticals–(continued)
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 12.25%, 04/15/2029(b)	$70,000	$69,841
		966,937
Real Estate Development–0.18%
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	255,000	268,739
Research & Consulting Services–0.53%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	865,000	804,069
Restaurants–0.13%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	223,000	196,005
Security & Alarm Services–0.29%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/2029(b)	355,000	311,106
Garda World Security Corp. (Canada), 9.50%, 11/01/2027(b)	133,000	133,744
		444,850
Semiconductor Materials & Equipment–0.47%
Entegris, Inc., 5.95%, 06/15/2030(b)	709,000	702,420
Single-Family Residential REITs–0.43%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	653,000	652,730
Specialized Consumer Services–2.11%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 7.88%, 04/30/2029(b)	1,014,000	1,048,339
Carriage Services, Inc., 4.25%, 05/15/2029(b)	2,386,000	2,134,266
		3,182,605
Specialized Finance–0.23%
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	342,000	352,879
Specialty Chemicals–0.17%
Olympus Water US Holding Corp., 6.25%, 10/01/2029(b)	200,000	182,790
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	78,000	71,975
		254,765
Steel–0.74%
Cleveland-Cliffs, Inc.,
6.75%, 04/15/2030(b)	437,000	432,907
7.00%, 03/15/2032(b)	351,000	347,465
6.25%, 10/01/2040	397,000	333,016
		1,113,388
Systems Software–0.49%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	653,000	589,307
McAfee Corp., 7.38%, 02/15/2030(b)	157,000	145,152
		734,459
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. High Yield Fund

	Principal Amount	Value
Technology Hardware, Storage & Peripherals–0.46%
Seagate HDD Cayman, 9.63%, 12/01/2032	$614,000	$700,893
Tires & Rubber–0.05%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	69,000	68,544
Trading Companies & Distributors–3.43%
Air Lease Corp., Series B, 4.65%(d)(e)	755,000	718,547
Aircastle Ltd., 5.25%(b)(d)(e)	1,548,000	1,500,230
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	365,000	339,760
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(b)	785,000	761,871
7.88%, 12/01/2030(b)	1,059,000	1,109,370
7.00%, 06/15/2032(b)	744,000	755,206
		5,184,984
Wireless Telecommunication Services–1.39%
VMED O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(b)	873,000	737,458
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)	1,588,000	1,355,747
		2,093,205
Total U.S. Dollar Denominated Bonds & Notes (Cost $125,456,249)		127,027,976
Variable Rate Senior Loan Interests–7.33%(h)(i)
Advertising–0.30%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 9.46% (1 mo. Term SOFR + 4.00%), 08/23/2028	461,188	462,437
Apparel Retail–0.42%
Victoria’s Secret & Co., First Lien Term Loan, 8.85% (3 mo. Term SOFR + 3.51%), 08/02/2028	632,543	632,941
Cable & Satellite–0.22%
CSC Holdings LLC, Term Loan, 0.00% (1 mo. Term SOFR + 2.50%), 04/15/2027	400,000	333,438
Commodity Chemicals–0.18%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 9.21% (1 mo. Term SOFR + 3.86%), 04/20/2028	271,888	271,549
Diversified Financial Services–0.47%
Boost Newco Borrower LLC (WorldPay), Term Loan, 8.33% (1 mo. Term SOFR + 3.00%), 01/31/2031	705,000	706,861
Health Care Services–0.15%
Concentra Health Services, Term Loan B, 7.59% (1 mo. Term SOFR + 2.25%), 06/26/2031(j)	225,000	226,125
Health Care Supplies–0.40%
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan B, 8.09% (1 mo. Term SOFR + 2.75%), 10/23/2028	605,043	606,933
	Principal Amount	Value
Hotel & Resort REITs–0.47%
IRB Holding Corp., Term Loan B, 8.19% (1 mo. Term SOFR + 2.75%), 12/15/2027	$703,869	$704,397
Hotels, Resorts & Cruise Lines–0.83%
Carnival Corp., Term Loan B, 8.09% (1 mo. Term SOFR + 2.75%), 10/18/2028	539,659	541,767
Scientific Games Lottery, First Lien Term Loan, 8.31% (3 mo. Term SOFR + 3.50%), 04/04/2029	709,346	708,753
		1,250,520
Interactive Media & Services–0.47%
Camelot Finance L.P., Term Loan, 8.09% (1 mo. Term SOFR + 2.75%), 01/31/2031	703,238	705,347
Life Sciences Tools & Services–0.45%
Syneos Health, Inc., Term Loan, 9.08% (3 mo. Term SOFR + 4.00%), 09/27/2030	687,277	687,549
Oil & Gas Exploration & Production–0.49%
Prairie ECI Acquiror L.P., Term Loan B-2, 10.09% (1 mo. Term SOFR + 4.75%), 08/01/2029	743,137	744,535
Passenger Ground Transportation–0.28%
Uber Technologies, Inc., Term Loan B, 8.09% (3 mo. Term SOFR + 2.75%), 03/03/2030	420,326	422,833
Pharmaceuticals–0.50%
Endo Finance Holdings, Inc., Term Loan B, 0.00% (3 mo. Term SOFR + 4.50%), 04/23/2031	750,000	750,004
Real Estate Development–0.31%
Greystar Real Estate Partners LLC, Term Loan B, 8.58% (3 mo. Term SOFR + 3.25%), 08/21/2030(j)	468,466	471,394
Real Estate Services–0.46%
DTZ U.S. Borrower LLC, Term Loan B, 9.09% (1 mo. Term SOFR + 3.75%), 01/31/2030(j)	686,280	691,427
Research & Consulting Services–0.47%
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 8.10% (1 mo. Term SOFR + 2.75%), 01/18/2029	704,737	706,059
Trading Companies & Distributors–0.46%
Jane Street Group LLC, Term Loan, 7.96% (1 mo. Term SOFR + 2.50%), 01/26/2028	691,418	691,594
Total Variable Rate Senior Loan Interests (Cost $11,001,702)		11,065,943
	Shares
Exchange-Traded Funds–3.35%
iShares iBoxx High Yield Corporate Bond ETF (Cost $5,058,565)(k)	65,500	5,052,670
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco V.I. High Yield Fund

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–1.61%(l)
Casinos & Gaming–0.09%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(b)(c)	EUR	259,599	$137,619
Diversified Banks–0.83%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 6.00%(b)(d)(e)	EUR	400,000	427,031
Cooperatieve Rabobank U.A. (Netherlands), 4.38%(b)(d)(e)	EUR	400,000	407,764
Lloyds Banking Group PLC (United Kingdom), 4.95%(b)(d)(e)	EUR	400,000	422,771
			1,257,566
Diversified Capital Markets–0.31%
Deutsche Bank AG (Germany), 10.00%(b)(d)(e)	EUR	400,000	461,323
Health Care REITs–0.38%
MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025	EUR	561,000	570,768
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,429,776)			2,427,276
	Shares
Common Stocks & Other Equity Interests–0.22%
Food Retail–0.01%
Casino Guichard-Perrachon S.A. (France)(k)(m)		3,370	13,035
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(m)		184,690	99
			13,134
Pharmaceuticals–0.21%
Endo, Inc.(b)(m)		239	6,722
Shares		Value
Pharmaceuticals–(continued)
Endo, Inc.(m)	10,974	$308,644
		315,366
Total Common Stocks & Other Equity Interests (Cost $278,281)		328,500
Money Market Funds–3.55%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(n)(o)	1,874,913	1,874,913
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(n)(o)	1,349,756	1,350,161
Invesco Treasury Portfolio, Institutional Class, 5.21%(n)(o)	2,142,758	2,142,758
Total Money Market Funds (Cost $5,367,822)		5,367,832
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.21% (Cost $149,592,395)		151,270,197
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.40%
Invesco Private Government Fund, 5.31%(n)(o)(p)	1,438,069	1,438,069
Invesco Private Prime Fund, 5.48%(n)(o)(p)	3,696,355	3,697,463
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,135,532)		5,135,532
TOTAL INVESTMENTS IN SECURITIES–103.61% (Cost $154,727,927)		156,405,729
OTHER ASSETS LESS LIABILITIES—(3.61)%		(5,451,998)
NET ASSETS–100.00%		$150,953,731
Investment Abbreviations:
ETF	– Exchange-Traded Fund
EUR	– Euro
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco V.I. High Yield Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2024 was $112,457,310, which represented 74.50% of the Fund’s Net Assets.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(i)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(k)	All or a portion of this security was out on loan at June 30, 2024.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Non-income producing security.
(n)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Invesco AT1 Capital Bond UCITS ETF	$704,529	$1,688,473	$(2,396,296)	$(60,005)	$63,299	$-	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	112,903	17,365,087	(15,603,077)	-	-	1,874,913	31,617
Invesco Liquid Assets Portfolio, Institutional Class	100,530	12,403,634	(11,153,671)	(14)	(318)	1,350,161	23,846
Invesco Treasury Portfolio, Institutional Class	129,032	19,845,814	(17,832,088)	-	-	2,142,758	36,056
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	9,123,358	(7,685,289)	-	-	1,438,069	7,804*
Invesco Private Prime Fund	-	21,700,240	(18,002,777)	-	-	3,697,463	21,197*
Total	$1,046,994	$82,126,606	$(72,673,198)	$(60,019)	$62,981	$10,503,364	$120,520

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
08/22/2024	Citibank, N.A.	EUR	4,596,000	USD	4,974,615	$40,612
08/22/2024	UBS AG	USD	1,835,267	EUR	1,714,000	4,785
Total Forward Foreign Currency Contracts						$45,397

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 41, Version 1	Sell	5.00%	Quarterly	12/20/2028	3.280%	USD	5,445,000	$167,270	$346,808	$179,538
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco V.I. High Yield Fund

Open Centrally Cleared Credit Default Swap Agreements(a)—(continued)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 42, Version 1	Sell	5.00%	Quarterly	06/20/2029	3.439%	USD	1,500,000	$96,582	$94,088	$(2,494)
Total Centrally Cleared Credit Default Swap Agreements								$263,852	$440,896	$177,044

(a)	Centrally cleared swap agreements collateralized by $532,526 cash held with Bank of America.

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco V.I. High Yield Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $144,224,573)*	$145,902,365
Investments in affiliated money market funds, at value (Cost $10,503,354)	10,503,364
Other investments:
Variation margin receivable—centrally cleared swap agreements	179,260
Unrealized appreciation on forward foreign currency contracts outstanding	45,397
Deposits with brokers:
Cash collateral — centrally cleared swap agreements	532,526
Foreign currencies, at value (Cost $866,294)	867,272
Receivable for:
Investments sold	160,027
Fund shares sold	17,281
Dividends	14,165
Interest	2,513,191
Investment for trustee deferred compensation and retirement plans	37,894
Total assets	160,772,742
Liabilities:
Payable for:
Investments purchased	4,464,798
Fund shares reacquired	43,080
Amount due custodian	4,644
Collateral upon return of securities loaned	5,135,532
Accrued fees to affiliates	95,749
Accrued other operating expenses	32,961
Trustee deferred compensation and retirement plans	42,247
Total liabilities	9,819,011
Net assets applicable to shares outstanding	$150,953,731
Net assets consist of:
Shares of beneficial interest	$177,484,153
Distributable earnings (loss)	(26,530,422)
$150,953,731
Net Assets:
Series I	$39,096,608
Series II	$111,857,123
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	8,105,279
Series II	23,518,028
Series I:
Net asset value per share	$4.82
Series II:
Net asset value per share	$4.76

*	At June 30, 2024, securities with an aggregate value of $5,014,889 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Interest	$5,276,673
Dividends	23,455
Dividends from affiliated money market funds (includes net securities lending income of $2,451)	93,970
Total investment income	5,394,098
Expenses:
Advisory fees	449,017
Administrative services fees	118,167
Custodian fees	5,636
Distribution fees - Series II	135,495
Transfer agent fees	3,415
Trustees’ and officers’ fees and benefits	9,855
Reports to shareholders	58,154
Professional services fees	36,172
Other	(32)
Total expenses	815,879
Less: Fees waived	(1,699)
Net expenses	814,180
Net investment income	4,579,918
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,148,389)
Affiliated investment securities	62,981
Foreign currencies	(45,415)
Forward foreign currency contracts	(53,077)
Futures contracts	(30,158)
Swap agreements	209,329
(1,004,729)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	176,942
Affiliated investment securities	(60,019)
Foreign currencies	(32,340)
Forward foreign currency contracts	299,212
Swap agreements	21,387
405,182
Net realized and unrealized gain (loss)	(599,547)
Net increase in net assets resulting from operations	$3,980,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco V.I. High Yield Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$4,579,918	$8,652,848
Net realized gain (loss)	(1,004,729)	(10,667,024)
Change in net unrealized appreciation	405,182	14,699,462
Net increase in net assets resulting from operations	3,980,371	12,685,286
Distributions to shareholders from distributable earnings:
Series I	—	(1,376,801)
Series II	—	(5,260,625)
Total distributions from distributable earnings	—	(6,637,426)
Share transactions–net:
Series I	3,989,433	(14,058,055)
Series II	851,541	4,040,548
Net increase (decrease) in net assets resulting from share transactions	4,840,974	(10,017,507)
Net increase (decrease) in net assets	8,821,345	(3,969,647)
Net assets:
Beginning of period	142,132,386	146,102,033
End of period	$150,953,731	$142,132,386
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco V.I. High Yield Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$4.69	$0.15	$(0.02)	$0.13	$—	$4.82	2.77%	$39,097	0.95%(d)	0.95%(d)	6.56%(d)	71%
Year ended 12/31/23	4.50	0.31	0.13	0.44	(0.25)	4.69	10.18	34,106	0.88	0.88	6.58	151
Year ended 12/31/22	5.23	0.23	(0.73)	(0.50)	(0.23)	4.50	(9.55)	46,466	0.86	0.86	4.92	89
Year ended 12/31/21	5.26	0.20	0.03	0.23	(0.26)	5.23	4.38	40,989	0.94	0.94	3.83	103
Year ended 12/31/20	5.41	0.28	(0.12)	0.16	(0.31)	5.26	3.32	44,543	0.93	0.94	5.39	89
Year ended 12/31/19	5.06	0.29	0.39	0.68	(0.33)	5.41	13.51	50,190	0.88	0.89	5.45	54
Series II
Six months ended 06/30/24	4.63	0.15	(0.02)	0.13	—	4.76	2.81	111,857	1.20(d)	1.20(d)	6.31(d)	71
Year ended 12/31/23	4.45	0.29	0.13	0.42	(0.24)	4.63	9.77	108,026	1.13	1.13	6.33	151
Year ended 12/31/22	5.16	0.22	(0.72)	(0.50)	(0.21)	4.45	(9.55)	99,637	1.11	1.11	4.67	89
Year ended 12/31/21	5.20	0.19	0.02	0.21	(0.25)	5.16	4.00	113,869	1.19	1.19	3.58	103
Year ended 12/31/20	5.36	0.26	(0.12)	0.14	(0.30)	5.20	2.90	103,568	1.18	1.19	5.14	89
Year ended 12/31/19	5.02	0.28	0.37	0.65	(0.31)	5.36	13.16	104,929	1.13	1.14	5.20	54

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco V.I. High Yield Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. High Yield Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or
14	Invesco V.I. High Yield Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
J.	Lower-Rated Securities – The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
K.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
15	Invesco V.I. High Yield Fund

Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or
16	Invesco V.I. High Yield Fund

bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2024, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
O.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
P.	Other Risks - The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
17	Invesco V.I. High Yield Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $200 million	0.625%
Next $300 million	0.550%
Next $500 million	0.500%
Over $1 billion	0.450%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.63%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $1,699.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $10,403 for accounting and fund administrative services and was reimbursed $107,764 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
18	Invesco V.I. High Yield Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$127,027,976	$—	$127,027,976
Variable Rate Senior Loan Interests	—	9,676,997	1,388,946	11,065,943
Exchange-Traded Funds	5,052,670	—	—	5,052,670
Non-U.S. Dollar Denominated Bonds & Notes	—	2,427,276	—	2,427,276
Common Stocks & Other Equity Interests	99	328,401	—	328,500
Money Market Funds	5,367,832	5,135,532	—	10,503,364
Total Investments in Securities	10,420,601	144,596,182	1,388,946	156,405,729
Other Investments - Assets*
Forward Foreign Currency Contracts	—	45,397	—	45,397
Swap Agreements	—	179,538	—	179,538
	—	224,935	—	224,935
Other Investments - Liabilities*
Swap Agreements	—	(2,494)	—	(2,494)
Total Other Investments	—	222,441	—	222,441
Total Investments	$10,420,601	$144,818,623	$1,388,946	$156,628,170

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2024:
	Value
Derivative Assets	Credit Risk	Currency Risk	Total
Unrealized appreciation on swap agreements — Centrally Cleared(a)	$179,538	$—	$179,538
Unrealized appreciation on forward foreign currency contracts outstanding	—	45,397	45,397
Total Derivative Assets	179,538	45,397	224,935
Derivatives not subject to master netting agreements	(179,538)	—	(179,538)
Total Derivative Assets subject to master netting agreements	$—	$45,397	$45,397

Value
Derivative Liabilities	Credit Risk
Unrealized depreciation on swap agreements — Centrally Cleared(a)	$(2,494)
Derivatives not subject to master netting agreements	2,494
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2024.
	Financial Derivative Assets		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Citibank, N.A.	$40,612	$40,612	$—	$—	$40,612
UBS AG	4,785	4,785	—	—	4,785
Total	$45,397	$45,397	$—	$—	$45,397
19	Invesco V.I. High Yield Fund

Effect of Derivative Investments for the six months ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(53,077)	$-	$(53,077)
Futures contracts	-	-	(30,158)	(30,158)
Swap agreements	209,329	-	-	209,329
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	-	299,212	-	299,212
Swap agreements	21,387	-	-	21,387
Total	$230,716	$246,135	$(30,158)	$446,693
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$8,351,551	$2,743,794	$7,267,500
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made.  In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian.  To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$10,173,849	$30,268,029	$40,441,878
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $108,897,664 and $98,527,195, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,971,055
Aggregate unrealized (depreciation) of investments	(1,224,419)
Net unrealized appreciation of investments	$1,746,636
Cost of investments for tax purposes is $154,881,534.
20	Invesco V.I. High Yield Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	2,313,301	$10,999,426	5,318,573	$24,320,625
Series II	1,386,922	6,497,914	1,954,684	8,927,865
Issued as reinvestment of dividends:
Series I	-	-	315,058	1,376,801
Series II	-	-	1,217,737	5,260,625
Reacquired:
Series I	(1,483,238)	(7,009,993)	(8,673,899)	(39,755,481)
Series II	(1,209,030)	(5,646,373)	(2,228,220)	(10,147,942)
Net increase (decrease) in share activity	1,007,955	$4,840,974	(2,096,067)	$(10,017,507)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
21	Invesco V.I. High Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. High Yield Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (Index).  The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one and five year periods and the fourth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board considered that the Fund underwent a change in portfolio management
22	Invesco V.I. High Yield Fund

and investment process in 2020. The Board considered that, during 2023, the Fund maintained a defensive position relative to the benchmark and that such positioning detracted from Fund performance.  The Board also considered that the Fund’s distressed holdings detracted from 2023 performance, and that the Fund’s performance in 2020 continued to negatively impact the Fund’s long-term peer rankings.  The Board noted information provided by management indicating enhancements being implemented by the portfolio management team to address such underperformance.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without
23	Invesco V.I. High Yield Fund

obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
24	Invesco V.I. High Yield Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
25	Invesco V.I. High Yield Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
26	Invesco V.I. High Yield Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. Main Street Fund®

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Proxy Results
17	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	O-VIMST-NCSRS

Schedule of Investments(a)
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.71%
Aerospace & Defense–0.57%
Huntington Ingalls Industries, Inc.	16,528	$4,071,342
Air Freight & Logistics–1.30%
United Parcel Service, Inc., Class B	67,435	9,228,480
Application Software–1.15%
Tyler Technologies, Inc.(b)	16,291	8,190,789
Asset Management & Custody Banks–0.40%
Ares Management Corp., Class A	21,507	2,866,453
Automobile Manufacturers–0.40%
Tesla, Inc.(b)(c)	14,288	2,827,309
Automotive Parts & Equipment–0.93%
Aptiv PLC(b)	50,186	3,534,098
Mobileye Global, Inc., Class A (Israel)(b)(c)	110,720	3,109,571
		6,643,669
Automotive Retail–0.99%
Valvoline, Inc.(b)(c)	162,323	7,012,354
Biotechnology–0.67%
Gilead Sciences, Inc.	69,934	4,798,172
Broadline Retail–4.32%
Amazon.com, Inc.(b)	159,108	30,747,621
Construction Materials–0.50%
CRH PLC	47,205	3,539,431
Consumer Finance–1.89%
American Express Co.	58,015	13,433,373
Consumer Staples Merchandise Retail–1.56%
Walmart, Inc.	163,951	11,101,122
Distillers & Vintners–1.99%
Constellation Brands, Inc., Class A	55,155	14,190,278
Diversified Banks–3.65%
JPMorgan Chase & Co.	90,147	18,233,132
Wells Fargo & Co.	130,511	7,751,048
		25,984,180
Diversified Financial Services–1.42%
Equitable Holdings, Inc.	246,979	10,091,562
Electric Utilities–0.48%
FirstEnergy Corp.	88,803	3,398,491
Electrical Components & Equipment–2.90%
Emerson Electric Co.	93,503	10,300,291
Hubbell, Inc.	22,010	8,044,215
Rockwell Automation, Inc.	8,398	2,311,801
		20,656,307
Gas Utilities–0.82%
Atmos Energy Corp.(c)	49,793	5,808,353
Shares		Value
Health Care Equipment–3.98%
Becton, Dickinson and Co.	39,469	$9,224,300
Boston Scientific Corp.(b)	103,619	7,979,699
Zimmer Biomet Holdings, Inc.	102,685	11,144,403
		28,348,402
Health Care Facilities–2.12%
HCA Healthcare, Inc.	25,347	8,143,484
Tenet Healthcare Corp.(b)	52,164	6,939,377
		15,082,861
Health Care Supplies–0.49%
Cooper Cos., Inc. (The)	40,316	3,519,587
Industrial Machinery & Supplies & Components–0.73%
Otis Worldwide Corp.(c)	54,027	5,200,639
Industrial REITs–1.50%
Prologis, Inc.	94,986	10,667,878
Insurance Brokers–0.66%
Arthur J. Gallagher & Co.	18,062	4,683,657
Integrated Oil & Gas–3.36%
Chevron Corp.	29,776	4,657,562
Exxon Mobil Corp.	167,040	19,229,645
		23,887,207
Integrated Telecommunication Services–1.84%
Verizon Communications, Inc.	318,223	13,123,517
Interactive Media & Services–7.78%
Alphabet, Inc., Class A	189,835	34,578,445
Meta Platforms, Inc., Class A	41,150	20,748,653
		55,327,098
Internet Services & Infrastructure–0.45%
MongoDB, Inc.(b)	12,856	3,213,486
Investment Banking & Brokerage–1.49%
Charles Schwab Corp. (The)	144,238	10,628,898
IT Consulting & Other Services–0.78%
Amdocs Ltd.	70,229	5,542,473
Life Sciences Tools & Services–1.02%
Lonza Group AG (Switzerland)	13,304	7,242,762
Managed Health Care–2.39%
UnitedHealth Group, Inc.	33,355	16,986,367
Movies & Entertainment–0.88%
Walt Disney Co. (The)	62,950	6,250,305
Multi-line Insurance–1.63%
American International Group, Inc.	156,414	11,612,175
Multi-Utilities–0.32%
Ameren Corp.	32,183	2,288,533
Oil & Gas Exploration & Production–0.55%
Marathon Oil Corp.	136,459	3,912,280

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. Main Street Fund®

Shares		Value
Passenger Ground Transportation–1.16%
Uber Technologies, Inc.(b)	113,967	$8,283,122
Personal Care Products–0.45%
Coty, Inc., Class A(b)(c)	321,448	3,220,909
Pharmaceuticals–3.70%
Eli Lilly and Co.	15,964	14,453,486
Merck & Co., Inc.	95,689	11,846,298
		26,299,784
Research & Consulting Services–1.23%
Equifax, Inc.	36,147	8,764,202
Semiconductor Materials & Equipment–2.15%
Applied Materials, Inc.	64,918	15,319,999
Semiconductors–9.36%
Broadcom, Inc.	3,729	5,987,021
NVIDIA Corp.	433,872	53,600,547
Texas Instruments, Inc.	35,954	6,994,132
		66,581,700
Specialty Chemicals–1.10%
DuPont de Nemours, Inc.	97,036	7,810,428
Systems Software–10.18%
Microsoft Corp.	134,153	59,959,683
ServiceNow, Inc.(b)	15,823	12,447,480
		72,407,163
Technology Hardware, Storage & Peripherals–6.03%
Apple, Inc.	187,322	39,453,760
Dell Technologies, Inc., Class C	24,832	3,424,581
		42,878,341
Tobacco–2.48%
Philip Morris International, Inc.	174,188	17,650,470
Shares		Value
Trading Companies & Distributors–0.50%
AerCap Holdings N.V. (Ireland)	38,524	$3,590,437
Transaction & Payment Processing Services–2.81%
Fiserv, Inc.(b)	70,642	10,528,484
Mastercard, Inc., Class A	21,475	9,473,911
		20,002,395
Wireless Telecommunication Services–0.65%
T-Mobile US, Inc.(c)	26,144	4,606,050
Total Common Stocks & Other Equity Interests (Cost $449,400,031)		709,522,411
Money Market Funds–0.11%
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)(e) (Cost $764,193)	763,964	764,193
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $450,164,224)		710,286,604
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.74%
Invesco Private Government Fund, 5.31%(d)(e)(f)	3,462,201	3,462,201
Invesco Private Prime Fund, 5.48%(d)(e)(f)	8,900,132	8,902,802
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,365,003)		12,365,003
TOTAL INVESTMENTS IN SECURITIES–101.56% (Cost $462,529,227)		722,651,607
OTHER ASSETS LESS LIABILITIES—(1.56)%		(11,113,430)
NET ASSETS–100.00%		$711,538,177
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Liquid Assets Portfolio, Institutional Class	$9,454,041	$50,957,675	$(59,645,156)	$(344)	$(2,023)	$764,193	$92,907
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,022,501	110,774,833	(119,335,133)	-	-	3,462,201	172,029*
Invesco Private Prime Fund	30,915,002	239,672,334	(261,671,822)	(2,557)	(10,155)	8,902,802	462,260*
Total	$52,391,544	$401,404,842	$(440,652,111)	$(2,901)	$(12,178)	$13,129,196	$727,196

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. Main Street Fund®

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. Main Street Fund®

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $449,400,031)*	$709,522,411
Investments in affiliated money market funds, at value (Cost $13,129,196)	13,129,196
Cash	733,805
Foreign currencies, at value (Cost $419)	403
Receivable for:
Fund shares sold	976,396
Dividends	420,616
Investment for trustee deferred compensation and retirement plans	147,372
Other assets	159
Total assets	724,930,358
Liabilities:
Payable for:
Fund shares reacquired	511,102
Collateral upon return of securities loaned	12,365,003
Accrued fees to affiliates	346,886
Accrued other operating expenses	21,818
Trustee deferred compensation and retirement plans	147,372
Total liabilities	13,392,181
Net assets applicable to shares outstanding	$711,538,177
Net assets consist of:
Shares of beneficial interest	$359,548,061
Distributable earnings	351,990,116
$711,538,177
Net Assets:
Series I	$380,815,509
Series II	$330,722,668
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	17,959,483
Series II	16,006,764
Series I:
Net asset value per share	$21.20
Series II:
Net asset value per share	$20.66

*	At June 30, 2024, securities with an aggregate value of $12,142,211 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $4,521)	$4,657,886
Dividends from affiliated money market funds (includes net securities lending income of $30,106)	123,013
Total investment income	4,780,899
Expenses:
Advisory fees	2,408,115
Administrative services fees	502,172
Custodian fees	3,110
Distribution fees - Series II	409,987
Transfer agent fees	15,114
Trustees’ and officers’ fees and benefits	11,926
Reports to shareholders	102,167
Professional services fees	23,076
Other	2,958
Total expenses	3,478,625
Less: Fees waived	(307,624)
Net expenses	3,171,001
Net investment income	1,609,898
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	20,041,942
Affiliated investment securities	(12,178)
Foreign currencies	(1,017)
20,028,747
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	82,935,349
Affiliated investment securities	(2,901)
Foreign currencies	(557)
82,931,891
Net realized and unrealized gain	102,960,638
Net increase in net assets resulting from operations	$104,570,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. Main Street Fund®

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$1,609,898	$3,674,400
Net realized gain	20,028,747	86,767,121
Change in net unrealized appreciation	82,931,891	57,569,869
Net increase in net assets resulting from operations	104,570,536	148,011,390
Distributions to shareholders from distributable earnings:
Series I	—	(25,219,796)
Series II	—	(23,237,211)
Total distributions from distributable earnings	—	(48,457,007)
Share transactions–net:
Series I	(19,205,845)	(10,832,367)
Series II	(41,486,159)	(118,163,961)
Net increase (decrease) in net assets resulting from share transactions	(60,692,004)	(128,996,328)
Net increase (decrease) in net assets	43,878,532	(29,441,945)
Net assets:
Beginning of period	667,659,645	697,101,590
End of period	$711,538,177	$667,659,645
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. Main Street Fund®

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income to average net assets	Portfolio turnover (d)
Series I
Six months ended 06/30/24	$18.22	$0.06	$2.92	$2.98	$—	$—	$—	$21.20	16.36%	$380,816	0.80%(e)	0.89%(e)	0.58%(e)	14%
Year ended 12/31/23	16.12	0.12	3.40	3.52	(0.16)	(1.26)	(1.42)	18.22	23.22	344,992	0.80	0.87	0.66	63
Year ended 12/31/22	35.83	0.20	(7.70)	(7.50)	(0.46)	(11.75)	(12.21)	16.12	(20.13)	312,361	0.80	0.86	0.74	58
Year ended 12/31/21	29.91	0.25	7.93	8.18	(0.25)	(2.01)	(2.26)	35.83	27.57	428,274	0.79	0.79	0.73	55
Year ended 12/31/20	29.44	0.22	3.63	3.85	(0.45)	(2.93)	(3.38)	29.91	13.94	505,877	0.80	0.84	0.78	46
Year ended 12/31/19	26.82	0.32	7.73	8.05	(0.34)	(5.09)	(5.43)	29.44	32.03	570,821	0.80	0.82	1.11	43
Series II
Six months ended 06/30/24	17.77	0.03	2.86	2.89	—	—	—	20.66	16.26	330,723	1.05(e)	1.14(e)	0.33(e)	14
Year ended 12/31/23	15.74	0.07	3.31	3.38	(0.09)	(1.26)	(1.35)	17.77	22.83	322,668	1.05	1.12	0.41	63
Year ended 12/31/22	35.28	0.13	(7.58)	(7.45)	(0.34)	(11.75)	(12.09)	15.74	(20.31)	384,741	1.05	1.11	0.49	58
Year ended 12/31/21	29.49	0.16	7.82	7.98	(0.18)	(2.01)	(2.19)	35.28	27.28	592,530	1.04	1.04	0.48	55
Year ended 12/31/20	29.05	0.15	3.57	3.72	(0.35)	(2.93)	(3.28)	29.49	13.65	596,736	1.05	1.09	0.53	46
Year ended 12/31/19	26.51	0.25	7.64	7.89	(0.26)	(5.09)	(5.35)	29.05	31.74	731,463	1.05	1.07	0.86	43

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the year ended December 31, 2019.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco V.I. Main Street Fund®

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Main Street Fund® (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
8	Invesco V.I. Main Street Fund®

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner
9	Invesco V.I. Main Street Fund®

consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $1,987 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
Up to $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Next $4 billion	0.580%
Over $5 billion	0.560%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.70%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least April 30, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
10	Invesco V.I. Main Street Fund®

 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $307,624.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $49,921 for accounting and fund administrative services and was reimbursed $452,251 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2024, the Fund incurred $827 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$702,279,649	$7,242,762	$—	$709,522,411
Money Market Funds	764,193	12,365,003	—	13,129,196
Total Investments	$703,043,842	$19,607,765	$—	$722,651,607
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
11	Invesco V.I. Main Street Fund®

NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $99,283,490 and $148,493,788, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$260,877,587
Aggregate unrealized (depreciation) of investments	(7,171,226)
Net unrealized appreciation of investments	$253,706,361
Cost of investments for tax purposes is $468,945,246.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	190,194	$3,861,324	435,877	$7,758,872
Series II	139,950	2,735,785	1,614,598	27,249,052
Issued as reinvestment of dividends:
Series I	-	-	1,602,274	25,219,796
Series II	-	-	1,511,855	23,237,211
Reacquired:
Series I	(1,166,316)	(23,067,169)	(2,479,412)	(43,811,035)
Series II	(2,286,216)	(44,221,944)	(9,423,897)	(168,650,224)
Net increase (decrease) in share activity	(3,122,388)	$(60,692,004)	(6,738,705)	$(128,996,328)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 68% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
12	Invesco V.I. Main Street Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Main Street Fund’s® (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P 500® Index (Index).  The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one and five year periods, and the fifth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its
13	Invesco V.I. Main Street Fund®

subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund.  The Board considered that stock selection in certain sectors and overweight exposure to smaller-capitalization companies detracted from the Fund’s relative performance.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were above and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.
The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees, contractual management fees, and total expense ratio were in the fourth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2023.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
14	Invesco V.I. Main Street Fund®

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15	Invesco V.I. Main Street Fund®

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
16	Invesco V.I. Main Street Fund®

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17	Invesco V.I. Main Street Fund®

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. Main Street Mid Cap Fund®

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Proxy Results
17	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VIMCCE-NCSRS

Schedule of Investments(a)
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.30%
Advertising–1.68%
Trade Desk, Inc. (The), Class A(b)	34,042	$3,324,882
Aerospace & Defense–3.88%
Curtiss-Wright Corp.(c)	11,822	3,203,526
Howmet Aerospace, Inc.	44,939	3,488,615
Huntington Ingalls Industries, Inc.	4,053	998,375
		7,690,516
Application Software–3.27%
Manhattan Associates, Inc.(b)	11,817	2,915,018
Tyler Technologies, Inc.(b)	7,109	3,574,263
		6,489,281
Asset Management & Custody Banks–1.03%
Blue Owl Capital, Inc.(c)	114,998	2,041,214
Automotive Parts & Equipment–1.84%
Aptiv PLC(b)	28,272	1,990,914
Visteon Corp.(b)	15,456	1,649,155
		3,640,069
Biotechnology–1.26%
Ascendis Pharma A/S, ADR (Denmark)(b)	12,588	1,716,751
Natera, Inc.(b)	7,305	791,059
		2,507,810
Building Products–1.50%
Fortune Brands Innovations, Inc.	20,979	1,362,376
Johnson Controls International PLC	24,362	1,619,342
		2,981,718
Cargo Ground Transportation–0.56%
J.B. Hunt Transport Services, Inc.	6,908	1,105,280
Communications Equipment–1.40%
Motorola Solutions, Inc.	7,183	2,772,997
Construction Machinery & Heavy Transportation Equipment– 1.25%
Allison Transmission Holdings, Inc.	32,580	2,472,822
Construction Materials–1.31%
Summit Materials, Inc., Class A(b)	70,992	2,599,017
Consumer Staples Merchandise Retail–1.43%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	32,189	2,827,482
Distillers & Vintners–0.94%
Constellation Brands, Inc., Class A	7,261	1,868,110
Distributors–0.95%
LKQ Corp.	45,157	1,878,080
Diversified Financial Services–1.29%
Equitable Holdings, Inc.	62,543	2,555,507
Electric Utilities–1.07%
PPL Corp.	77,001	2,129,078
Shares		Value
Electrical Components & Equipment–4.20%
Hubbell, Inc.	9,139	$3,340,122
Regal Rexnord Corp.(c)	9,909	1,339,895
Rockwell Automation, Inc.	7,848	2,160,397
Vertiv Holdings Co., Class A	17,117	1,481,819
		8,322,233
Electronic Equipment & Instruments–0.88%
Keysight Technologies, Inc.(b)	12,836	1,755,323
Environmental & Facilities Services–0.75%
Casella Waste Systems, Inc., Class A(b)(c)	14,931	1,481,454
Financial Exchanges & Data–0.87%
Cboe Global Markets, Inc.	10,204	1,735,292
Food Distributors–0.73%
Sysco Corp.	20,392	1,455,785
Footwear–1.06%
Deckers Outdoor Corp.(b)	2,176	2,106,259
Health Care Equipment–1.14%
Zimmer Biomet Holdings, Inc.	20,869	2,264,912
Health Care Facilities–4.01%
Acadia Healthcare Co., Inc.(b)(c)	27,833	1,879,841
Encompass Health Corp.(c)	27,809	2,385,734
Tenet Healthcare Corp.(b)(c)	27,744	3,690,784
		7,956,359
Health Care Supplies–1.11%
Cooper Cos., Inc. (The)	25,209	2,200,746
Homebuilding–3.12%
D.R. Horton, Inc.	20,737	2,922,466
TopBuild Corp.(b)(c)	8,457	3,258,228
		6,180,694
Hotels, Resorts & Cruise Lines–2.75%
Choice Hotels International, Inc.(c)	19,149	2,278,731
Royal Caribbean Cruises Ltd.(b)	19,904	3,173,295
		5,452,026
Household Products–1.03%
Church & Dwight Co., Inc.	19,643	2,036,586
Human Resource & Employment Services–2.18%
Korn Ferry	39,973	2,683,787
Paylocity Holding Corp.(b)(c)	12,454	1,642,060
		4,325,847
Industrial Machinery & Supplies & Components–2.77%
Lincoln Electric Holdings, Inc.(c)	11,273	2,126,539
Xylem, Inc.	24,749	3,356,707
		5,483,246
Industrial REITs–1.45%
First Industrial Realty Trust, Inc.(c)	60,509	2,874,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Insurance Brokers–1.49%
Arthur J. Gallagher & Co.	11,422	$2,961,839
Interactive Home Entertainment–1.31%
Electronic Arts, Inc.(c)	18,637	2,596,693
Interactive Media & Services–1.37%
Pinterest, Inc., Class A(b)(c)	61,773	2,722,336
Internet Services & Infrastructure–1.07%
MongoDB, Inc.(b)(c)	8,498	2,124,160
Investment Banking & Brokerage–1.80%
Raymond James Financial, Inc.	28,841	3,565,036
IT Consulting & Other Services–0.70%
Amdocs Ltd.	17,642	1,392,307
Life Sciences Tools & Services–1.61%
Bio-Techne Corp.(c)	22,827	1,635,555
Lonza Group AG (Switzerland)	2,866	1,560,264
		3,195,819
Managed Health Care–0.57%
Molina Healthcare, Inc.(b)	3,787	1,125,875
Metal, Glass & Plastic Containers–1.21%
Silgan Holdings, Inc.	56,585	2,395,243
Multi-Family Residential REITs–1.31%
Mid-America Apartment Communities, Inc.	18,196	2,594,931
Multi-line Insurance–1.61%
American International Group, Inc.	42,910	3,185,638
Multi-Utilities–2.51%
Ameren Corp.	30,866	2,194,881
CMS Energy Corp.	46,714	2,780,885
		4,975,766
Oil & Gas Equipment & Services–0.79%
NOV, Inc.	82,415	1,566,709
Oil & Gas Exploration & Production–2.87%
Chesapeake Energy Corp.(c)	32,318	2,656,216
Marathon Oil Corp.	106,128	3,042,690
		5,698,906
Oil & Gas Storage & Transportation–1.47%
Cheniere Energy, Inc.	16,706	2,920,710
Other Specialized REITs–1.30%
Lamar Advertising Co., Class A(c)	21,566	2,577,784
Other Specialty Retail–1.18%
Tractor Supply Co.(c)	8,644	2,333,880
Personal Care Products–0.96%
BellRing Brands, Inc.(b)(c)	33,463	1,912,076
Pharmaceuticals–0.70%
Intra-Cellular Therapies, Inc.(b)	20,282	1,389,114
Property & Casualty Insurance–1.38%
Hartford Financial Services Group, Inc. (The)	27,179	2,732,577
Shares		Value
Regional Banks–3.64%
M&T Bank Corp.	18,779	$2,842,389
Webster Financial Corp.	56,767	2,474,474
Wintrust Financial Corp.(c)	19,265	1,898,758
		7,215,621
Reinsurance–0.62%
Reinsurance Group of America, Inc.(c)	6,007	1,233,057
Research & Consulting Services–2.43%
CACI International, Inc., Class A(b)	6,697	2,880,580
TransUnion(c)	26,254	1,946,997
		4,827,577
Retail REITs–0.87%
Kimco Realty Corp.(c)	88,980	1,731,551
Semiconductor Materials & Equipment–1.72%
KLA Corp.	1,620	1,335,706
MKS Instruments, Inc.	15,900	2,076,222
		3,411,928
Semiconductors–3.05%
Astera Labs, Inc.(b)(c)	14,437	873,583
Marvell Technology, Inc.	46,335	3,238,816
Microchip Technology, Inc.	21,141	1,934,402
		6,046,801
Single-Family Residential REITs–1.46%
American Homes 4 Rent, Class A(c)	77,935	2,896,065
Specialty Chemicals–2.54%
DuPont de Nemours, Inc.	34,922	2,810,872
PPG Industries, Inc.	17,615	2,217,552
		5,028,424
Systems Software–0.96%
GitLab, Inc., Class A(b)	38,221	1,900,348
Telecom Tower REITs–0.55%
SBA Communications Corp., Class A	5,534	1,086,324
Trading Companies & Distributors–0.54%
Air Lease Corp., Class A	22,511	1,069,948
Total Common Stocks & Other Equity Interests (Cost $151,351,907)		194,930,451
Money Market Funds–1.72%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	1,194,821	1,194,821
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)(e)	853,127	853,383
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	1,365,510	1,365,510
Total Money Market Funds (Cost $3,413,714)		3,413,714
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $154,765,621)		198,344,165
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–13.70%
Invesco Private Government Fund, 5.31%(d)(e)(f)	7,644,438	7,644,438
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	19,512,659	$19,518,513
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,162,951)		27,162,951
TOTAL INVESTMENTS IN SECURITIES–113.72% (Cost $181,928,572)		225,507,116
OTHER ASSETS LESS LIABILITIES—(13.72)%		(27,213,710)
NET ASSETS–100.00%		$198,293,406
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,180,666	$7,433,457	$(7,419,302)	$-	$-	$1,194,821	$16,845
Invesco Liquid Assets Portfolio, Institutional Class	843,458	5,309,613	(5,299,547)	(360)	219	853,383	12,750
Invesco Treasury Portfolio, Institutional Class	1,349,333	8,495,380	(8,479,203)	-	-	1,365,510	19,210
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,404,703	67,358,617	(67,118,882)	-	-	7,644,438	172,638*
Invesco Private Prime Fund	17,944,145	146,188,569	(144,604,757)	(3,187)	(6,257)	19,518,513	457,105*
Total	$28,722,305	$234,785,636	$(232,921,691)	$(3,547)	$(6,038)	$30,576,665	$678,548

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. Main Street Mid Cap Fund®

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $151,351,907)*	$194,930,451
Investments in affiliated money market funds, at value (Cost $30,576,665)	30,576,665
Foreign currencies, at value (Cost $149)	150
Receivable for:
Fund shares sold	7,910
Dividends	105,495
Investment for trustee deferred compensation and retirement plans	80,001
Other assets	20,735
Total assets	225,721,407
Liabilities:
Payable for:
Fund shares reacquired	46,312
Collateral upon return of securities loaned	27,162,951
Accrued fees to affiliates	112,856
Accrued other operating expenses	21,065
Trustee deferred compensation and retirement plans	84,817
Total liabilities	27,428,001
Net assets applicable to shares outstanding	$198,293,406
Net assets consist of:
Shares of beneficial interest	$139,019,421
Distributable earnings	59,273,985
$198,293,406
Net Assets:
Series I	$115,570,713
Series II	$82,722,693
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	11,263,417
Series II	8,410,342
Series I:
Net asset value per share	$10.26
Series II:
Net asset value per share	$9.84

*	At June 30, 2024, securities with an aggregate value of $26,659,448 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $948)	$1,224,077
Dividends from affiliated money market funds (includes net securities lending income of $22,881)	71,686
Total investment income	1,295,763
Expenses:
Advisory fees	730,261
Administrative services fees	165,702
Custodian fees	1,518
Distribution fees - Series II	104,526
Transfer agent fees	4,784
Trustees’ and officers’ fees and benefits	10,107
Reports to shareholders	34,058
Professional services fees	22,566
Other	204
Total expenses	1,073,726
Less: Fees waived	(1,132)
Net expenses	1,072,594
Net investment income	223,169
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	10,549,874
Affiliated investment securities	(6,038)
Foreign currencies	649
10,544,485
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,279,650)
Affiliated investment securities	(3,547)
Foreign currencies	13
(1,283,184)
Net realized and unrealized gain	9,261,301
Net increase in net assets resulting from operations	$9,484,470

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. Main Street Mid Cap Fund®

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$223,169	$566,831
Net realized gain	10,544,485	8,539,526
Change in net unrealized appreciation (depreciation)	(1,283,184)	17,333,693
Net increase in net assets resulting from operations	9,484,470	26,440,050
Distributions to shareholders from distributable earnings:
Series I	—	(328,923)
Series II	—	(31,675)
Total distributions from distributable earnings	—	(360,598)
Share transactions–net:
Series I	(8,050,558)	(13,501,855)
Series II	(6,106,087)	(3,745,908)
Net increase (decrease) in net assets resulting from share transactions	(14,156,645)	(17,247,763)
Net increase (decrease) in net assets	(4,672,175)	8,831,689
Net assets:
Beginning of period	202,965,581	194,133,892
End of period	$198,293,406	$202,965,581
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. Main Street Mid Cap Fund®

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$9.79	$0.02	$0.45	$0.47	$—	$—	$—	$10.26	4.80%	$115,571	0.96%(d)	0.96%(d)	0.33%(d)	20%
Year ended 12/31/23	8.58	0.04	1.20	1.24	(0.03)	—	(0.03)	9.79	14.47	117,983	0.94	0.94	0.39	34
Year ended 12/31/22	12.97	0.06	(1.97)	(1.91)	(0.04)	(2.44)	(2.48)	8.58	(14.26)	116,146	0.93	0.93	0.51	60
Year ended 12/31/21	10.57	0.00	2.46	2.46	(0.06)	—	(0.06)	12.97	23.24	155,200	0.93	0.93	0.01	58
Year ended 12/31/20	12.18	0.05	0.80	0.85	(0.08)	(2.38)	(2.46)	10.57	9.25	150,990	0.94	0.94	0.49	75
Year ended 12/31/19	10.97	0.09	2.57	2.66	(0.06)	(1.39)	(1.45)	12.18	25.28	157,959	0.93	0.94	0.70	114
Series II
Six months ended 06/30/24	9.39	0.00	0.45	0.45	—	—	—	9.84	4.79	82,723	1.21(d)	1.21(d)	0.08(d)	20
Year ended 12/31/23	8.23	0.01	1.15	1.16	(0.00)	—	—	9.39	14.14	84,983	1.19	1.19	0.14	34
Year ended 12/31/22	12.55	0.03	(1.90)	(1.87)	(0.01)	(2.44)	(2.45)	8.23	(14.45)	77,988	1.18	1.18	0.26	60
Year ended 12/31/21	10.24	(0.03)	2.37	2.34	(0.03)	—	(0.03)	12.55	22.86	99,770	1.18	1.18	(0.24)	58
Year ended 12/31/20	11.88	0.02	0.78	0.80	(0.06)	(2.38)	(2.44)	10.24	8.94	90,788	1.19	1.19	0.24	75
Year ended 12/31/19	10.72	0.05	2.53	2.58	(0.03)	(1.39)	(1.42)	11.88	25.04	89,057	1.18	1.19	0.45	114

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco V.I. Main Street Mid Cap Fund®

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Main Street Mid Cap Fund® (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
8	Invesco V.I. Main Street Mid Cap Fund®

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
9	Invesco V.I. Main Street Mid Cap Fund®

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $2,457 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.700%
Next $500 million	0.675%
Over $1.5 billion	0.650%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.72%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
10	Invesco V.I. Main Street Mid Cap Fund®

 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $1,132.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $14,671 for accounting and fund administrative services and was reimbursed $151,031 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2024, the Fund incurred $3,193 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$193,370,187	$1,560,264	$—	$194,930,451
Money Market Funds	3,413,714	27,162,951	—	30,576,665
Total Investments	$196,783,901	$28,723,215	$—	$225,507,116
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
11	Invesco V.I. Main Street Mid Cap Fund®

NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $39,249,946 and $51,480,505, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$49,707,070
Aggregate unrealized (depreciation) of investments	(6,533,151)
Net unrealized appreciation of investments	$43,173,919
Cost of investments for tax purposes is $182,333,197.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	122,558	$1,256,015	204,326	$1,835,098
Series II	311,182	3,056,264	949,188	8,245,524
Issued as reinvestment of dividends:
Series I	-	-	39,251	328,923
Series II	-	-	3,935	31,675
Reacquired:
Series I	(912,811)	(9,306,573)	(1,726,582)	(15,665,876)
Series II	(946,840)	(9,162,351)	(1,379,647)	(12,023,107)
Net increase (decrease) in share activity	(1,425,911)	$(14,156,645)	(1,909,529)	$(17,247,763)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
12	Invesco V.I. Main Street Mid Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Main Street Mid Cap Fund’s® (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that
Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Index (Index).  The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods, and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one and five year periods and above the performance of the Index for the three year period.  The Board considered that stock selection in, and overweight exposure to, certain sectors detracted from the Fund’s relative
13	Invesco V.I. Main Street Mid Cap Fund®

performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.
The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. As previously noted, the independent Trustees reviewed and considered additional information provided by management, including with respect to the Fund’s total expense ratio relative to peers. The independent Trustees met and discussed those responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent
14	Invesco V.I. Main Street Mid Cap Fund®

the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15	Invesco V.I. Main Street Mid Cap Fund®

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
16	Invesco V.I. Main Street Mid Cap Fund®

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17	Invesco V.I. Main Street Mid Cap Fund®

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. Main Street Small Cap Fund®

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Proxy Results
17	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	O-VIMSS-NCSRS

Schedule of Investments(a)
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.22%
Aerospace & Defense–1.59%
BWX Technologies, Inc.	73,635	$6,995,325
Curtiss-Wright Corp.	24,700	6,693,206
		13,688,531
Air Freight & Logistics–1.43%
Hub Group, Inc., Class A	286,369	12,328,186
Aluminum–1.22%
Century Aluminum Co.(b)	265,270	4,443,272
Kaiser Aluminum Corp.(c)	68,861	6,052,882
		10,496,154
Application Software–1.88%
Envestnet, Inc.(b)(c)	154,112	9,645,870
HashiCorp, Inc., Class A(b)	196,061	6,605,295
		16,251,165
Asset Management & Custody Banks–1.23%
Federated Hermes, Inc., Class B	321,782	10,580,192
Automotive Parts & Equipment–2.68%
Dorman Products, Inc.(b)	128,345	11,741,001
Visteon Corp.(b)	106,459	11,359,175
		23,100,176
Automotive Retail–1.71%
AutoNation, Inc.(b)(c)	92,386	14,724,481
Biotechnology–6.04%
ADMA Biologics, Inc.(b)	1,631,905	18,244,698
Ascendis Pharma A/S, ADR (Denmark)(b)	67,115	9,153,144
BridgeBio Pharma, Inc.(b)(c)	195,752	4,958,398
Immunovant, Inc.(b)	92,798	2,449,867
Merus N.V. (Netherlands)(b)	53,400	3,159,678
Twist Bioscience Corp.(b)(c)	236,891	11,673,988
Ultragenyx Pharmaceutical, Inc.(b)	60,707	2,495,058
		52,134,831
Building Products–1.66%
Zurn Elkay Water Solutions Corp.	488,283	14,355,520
Commercial & Residential Mortgage Finance–1.52%
PennyMac Financial Services, Inc.	138,212	13,074,855
Construction Machinery & Heavy Transportation Equipment– 1.50%
Allison Transmission Holdings, Inc.	170,568	12,946,111
Construction Materials–1.93%
Summit Materials, Inc., Class A(b)	455,038	16,658,941
Consumer Staples Merchandise Retail–1.17%
BJ’s Wholesale Club Holdings, Inc.(b)	114,706	10,075,775
Diversified Banks–0.59%
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	145,683	5,116,387
Shares		Value
Electric Utilities–1.04%
Portland General Electric Co.	206,654	$8,935,719
Electrical Components & Equipment–2.51%
Atkore, Inc.(c)	122,183	16,486,152
Regal Rexnord Corp.	38,036	5,143,228
		21,629,380
Electronic Components–2.39%
Belden, Inc.	118,003	11,068,681
Vishay Intertechnology, Inc.(c)	429,515	9,578,185
		20,646,866
Electronic Equipment & Instruments–1.72%
Itron, Inc.(b)(c)	149,919	14,835,984
Environmental & Facilities Services–2.28%
ABM Industries, Inc.	137,552	6,956,005
Casella Waste Systems, Inc., Class A(b)(c)	127,969	12,697,084
		19,653,089
Footwear–1.11%
Steven Madden Ltd.(c)	226,462	9,579,343
Gas Utilities–0.94%
Chesapeake Utilities Corp.(c)	76,063	8,077,891
Health Care Equipment–2.98%
Inspire Medical Systems, Inc.(b)	31,584	4,226,887
Integer Holdings Corp.(b)(c)	80,659	9,339,506
TransMedics Group, Inc.(b)(c)	80,733	12,160,004
		25,726,397
Health Care Facilities–2.77%
Acadia Healthcare Co., Inc.(b)	162,984	11,007,940
Encompass Health Corp.	76,846	6,592,618
Tenet Healthcare Corp.(b)	47,069	6,261,589
		23,862,147
Health Care Services–2.06%
Addus HomeCare Corp.(b)	49,852	5,788,316
BrightSpring Health Services, Inc.(b)(c)	408,632	4,642,059
Guardant Health, Inc.(b)	253,287	7,314,929
		17,745,304
Health Care Technology–0.64%
Evolent Health, Inc., Class A(b)(c)	287,009	5,487,612
Homebuilding–2.41%
KB Home(c)	205,358	14,412,024
TopBuild Corp.(b)	16,584	6,389,318
		20,801,342
Hotel & Resort REITs–1.49%
DiamondRock Hospitality Co.(c)	1,520,973	12,852,222
Human Resource & Employment Services–2.32%
Korn Ferry	195,317	13,113,583
Paycor HCM, Inc.(b)(c)	544,432	6,914,287
		20,027,870

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Industrial Machinery & Supplies & Components–3.38%
Enpro, Inc.(c)	74,323	$10,819,199
ESAB Corp.	122,578	11,575,041
Gates Industrial Corp. PLC(b)	426,025	6,735,455
		29,129,695
Industrial REITs–1.32%
Terreno Realty Corp.(c)	192,263	11,378,124
Interactive Media & Services–0.99%
Ziff Davis, Inc.(b)(c)	155,780	8,575,689
Investment Banking & Brokerage–0.77%
Stifel Financial Corp.	79,242	6,668,214
IT Consulting & Other Services–1.14%
ASGN, Inc.(b)	111,542	9,834,658
Life Sciences Tools & Services–1.62%
BioLife Solutions, Inc.(b)(c)	301,427	6,459,581
CryoPort, Inc.(b)(c)	136,919	946,110
Repligen Corp.(b)	51,779	6,527,261
		13,932,952
Metal, Glass & Plastic Containers–1.05%
Silgan Holdings, Inc.	213,178	9,023,825
Oil & Gas Drilling–1.44%
Helmerich & Payne, Inc.(c)	343,367	12,409,283
Oil & Gas Equipment & Services–0.69%
NOV, Inc.	315,108	5,990,203
Oil & Gas Exploration & Production–3.43%
Chesapeake Energy Corp.(c)	94,851	7,795,804
CNX Resources Corp.(b)(c)	461,208	11,207,354
Northern Oil and Gas, Inc.(c)	284,086	10,559,477
		29,562,635
Other Specialized REITs–2.75%
Four Corners Property Trust, Inc.(c)	498,633	12,301,276
Outfront Media, Inc.(c)	799,929	11,438,985
		23,740,261
Personal Care Products–1.49%
BellRing Brands, Inc.(b)	224,776	12,843,701
Pharmaceuticals–2.39%
Collegium Pharmaceutical, Inc.(b)(c)	271,389	8,738,726
Intra-Cellular Therapies, Inc.(b)	144,298	9,882,970
Structure Therapeutics, Inc., ADR(b)(c)	51,809	2,034,539
		20,656,235
Property & Casualty Insurance–1.44%
Definity Financial Corp. (Canada)	266,288	8,755,261
Skyward Specialty Insurance Group, Inc.(b)	101,589	3,675,490
		12,430,751
Real Estate Operating Companies–0.97%
DigitalBridge Group, Inc.(c)	610,579	8,364,932
Regional Banks–7.75%
Berkshire Hills Bancorp, Inc.	191,829	4,373,701
Cathay General Bancorp	249,738	9,420,117
Shares		Value
Regional Banks–(continued)
Columbia Banking System, Inc.	387,037	$7,698,166
OceanFirst Financial Corp.	289,886	4,606,289
Pacific Premier Bancorp, Inc.	371,340	8,529,680
United Community Banks, Inc.	208,092	5,298,022
Webster Financial Corp.	182,390	7,950,380
Wintrust Financial Corp.	129,896	12,802,550
WSFS Financial Corp.	130,770	6,146,190
		66,825,095
Research & Consulting Services–1.04%
CACI International, Inc., Class A(b)	20,948	9,010,363
Restaurants–0.80%
Texas Roadhouse, Inc.	40,274	6,915,449
Semiconductor Materials & Equipment–1.29%
MKS Instruments, Inc.	84,893	11,085,328
Semiconductors–3.87%
Allegro MicroSystems, Inc. (Japan)(b)(c)	310,753	8,775,665
Astera Labs, Inc.(b)(c)	30,281	1,832,303
MACOM Technology Solutions Holdings, Inc.(b)(c)	132,360	14,754,169
Silicon Laboratories, Inc.(b)(c)	72,438	8,013,816
		33,375,953
Steel–2.38%
ATI, Inc.(b)(c)	211,817	11,745,252
Commercial Metals Co.(c)	159,631	8,778,109
		20,523,361
Systems Software–1.84%
GitLab, Inc., Class A(b)	162,079	8,058,568
Progress Software Corp.(c)	144,585	7,845,182
		15,903,750
Trading Companies & Distributors–0.96%
Air Lease Corp., Class A	173,355	8,239,563
Transaction & Payment Processing Services–0.61%
Marqeta, Inc., Class A(b)	967,334	5,300,990
Total Common Stocks & Other Equity Interests (Cost $621,633,578)		847,113,481
Money Market Funds–1.63%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	4,936,009	4,936,009
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)(e)	3,520,497	3,521,554
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	5,641,153	5,641,153
Total Money Market Funds (Cost $14,098,635)		14,098,716
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $635,732,213)		861,212,197
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–24.79%
Invesco Private Government Fund, 5.31%(d)(e)(f)	59,428,631	59,428,631
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	154,295,268	$154,341,557
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $213,770,188)		213,770,188
TOTAL INVESTMENTS IN SECURITIES–124.64% (Cost $849,502,401)		1,074,982,385
OTHER ASSETS LESS LIABILITIES—(24.64)%		(212,484,680)
NET ASSETS–100.00%		$862,497,705
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,294,388	$34,634,889	$(32,993,268)	$-	$-	$4,936,009	$119,613
Invesco Liquid Assets Portfolio, Institutional Class	2,350,526	24,739,208	(23,566,620)	(456)	(1,104)	3,521,554	88,213
Invesco Treasury Portfolio, Institutional Class	3,765,014	39,582,732	(37,706,593)	-	-	5,641,153	136,375
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,245,776	164,657,412	(144,474,557)	-	-	59,428,631	1,018,376*
Invesco Private Prime Fund	100,917,711	391,223,562	(337,765,051)	(39,833)	5,168	154,341,557	2,738,743*
Total	$149,573,415	$654,837,803	$(576,506,089)	$(40,289)	$4,064	$227,868,904	$4,101,320

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. Main Street Small Cap Fund®

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $621,633,578)*	$847,113,481
Investments in affiliated money market funds, at value (Cost $227,868,823)	227,868,904
Cash	1,004,194
Foreign currencies, at value (Cost $26,877)	26,917
Receivable for:
Investments sold	414,280
Fund shares sold	311,667
Dividends	756,032
Investment for trustee deferred compensation and retirement plans	83,003
Other assets	190
Total assets	1,077,578,668
Liabilities:
Payable for:
Fund shares reacquired	679,840
Collateral upon return of securities loaned	213,770,188
Accrued fees to affiliates	523,945
Accrued other operating expenses	23,987
Trustee deferred compensation and retirement plans	83,003
Total liabilities	215,080,963
Net assets applicable to shares outstanding	$862,497,705
Net assets consist of:
Shares of beneficial interest	$554,229,048
Distributable earnings	308,268,657
$862,497,705
Net Assets:
Series I	$187,526,291
Series II	$674,971,414
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	6,780,983
Series II	25,001,959
Series I:
Net asset value per share	$27.65
Series II:
Net asset value per share	$27.00

*	At June 30, 2024, securities with an aggregate value of $210,849,023 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $9,113)	$5,535,888
Dividends from affiliated money market funds (includes net securities lending income of $108,596)	452,797
Total investment income	5,988,685
Expenses:
Advisory fees	2,901,444
Administrative services fees	697,127
Custodian fees	4,126
Distribution fees - Series II	833,917
Transfer agent fees	19,500
Trustees’ and officers’ fees and benefits	12,377
Reports to shareholders	118,248
Professional services fees	21,856
Other	3,272
Total expenses	4,611,867
Less: Fees waived	(6,863)
Net expenses	4,605,004
Net investment income	1,383,681
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	51,220,934
Affiliated investment securities	4,064
Foreign currencies	140
51,225,138
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(30,250,493)
Affiliated investment securities	(40,289)
Foreign currencies	125
(30,290,657)
Net realized and unrealized gain	20,934,481
Net increase in net assets resulting from operations	$22,318,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. Main Street Small Cap Fund®

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$1,383,681	$1,835,030
Net realized gain	51,225,138	62,032,381
Change in net unrealized appreciation (depreciation)	(30,290,657)	63,246,989
Net increase in net assets resulting from operations	22,318,162	127,114,400
Distributions to shareholders from distributable earnings:
Series I	—	(1,849,665)
Series II	—	(5,700,796)
Total distributions from distributable earnings	—	(7,550,461)
Share transactions–net:
Series I	8,417,908	6,807,397
Series II	(8,492,928)	8,425,063
Net increase (decrease) in net assets resulting from share transactions	(75,020)	15,232,460
Net increase in net assets	22,243,142	134,796,399
Net assets:
Beginning of period	840,254,563	705,458,164
End of period	$862,497,705	$840,254,563
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. Main Street Small Cap Fund®

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Series I
Six months ended 06/30/24	$26.91	$0.07	$0.67	$0.74	$—	$—	$—	$27.65	2.75%	$187,526	0.89%(e)	0.89%(e)	0.52%(e)	23%
Year ended 12/31/23	23.08	0.11	4.01	4.12	(0.29)	—	(0.29)	26.91	18.13	174,202	0.88	0.88	0.44	42
Year ended 12/31/22	31.47	0.11	(5.12)	(5.01)	(0.15)	(3.23)	(3.38)	23.08	(15.83)	142,703	0.84	0.87	0.41	32
Year ended 12/31/21	27.42	0.01	6.19	6.20	(0.12)	(2.03)	(2.15)	31.47	22.55	158,060	0.80	0.84	0.03	32
Year ended 12/31/20	23.32	0.09	4.47	4.56	(0.14)	(0.32)	(0.46)	27.42	19.93	119,377	0.80	0.91	0.41	35
Year ended 12/31/19	20.36	0.11	5.06	5.17	(0.05)	(2.16)	(2.21)	23.32	26.47	109,695	0.80	0.86	0.49	36
Series II
Six months ended 06/30/24	26.30	0.04	0.66	0.70	—	—	—	27.00	2.66	674,971	1.14(e)	1.14(e)	0.27(e)	23
Year ended 12/31/23	22.56	0.05	3.92	3.97	(0.23)	—	(0.23)	26.30	17.82	666,053	1.13	1.13	0.19	42
Year ended 12/31/22	30.83	0.04	(5.01)	(4.97)	(0.07)	(3.23)	(3.30)	22.56	(16.04)	562,756	1.09	1.12	0.16	32
Year ended 12/31/21	26.91	(0.07)	6.08	6.01	(0.06)	(2.03)	(2.09)	30.83	22.26	709,699	1.05	1.09	(0.22)	32
Year ended 12/31/20	22.89	0.03	4.39	4.42	(0.08)	(0.32)	(0.40)	26.91	19.63	650,386	1.05	1.16	0.16	35
Year ended 12/31/19	20.03	0.05	4.97	5.02	0.00	(2.16)	(2.16)	22.89	26.13	605,327	1.05	1.11	0.25	36

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the year ended December 31, 2019.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco V.I. Main Street Small Cap Fund®

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Main Street Small Cap Fund® (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
8	Invesco V.I. Main Street Small Cap Fund®

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
9	Invesco V.I. Main Street Small Cap Fund®

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $8,830 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
Up to $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Next $4 billion	0.580%
Over $5 billion	0.560%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.68%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the
10	Invesco V.I. Main Street Small Cap Fund®

numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $6,863.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $61,293 for accounting and fund administrative services and was reimbursed $635,834 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2024, the Fund incurred $14,551 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$847,113,481	$—	$—	$847,113,481
Money Market Funds	14,098,716	213,770,188	—	227,868,904
Total Investments	$861,212,197	$213,770,188	$—	$1,074,982,385
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
11	Invesco V.I. Main Street Small Cap Fund®

NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $193,965,293 and $197,546,245, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$249,833,480
Aggregate unrealized (depreciation) of investments	(27,632,604)
Net unrealized appreciation of investments	$222,200,876
Cost of investments for tax purposes is $852,781,509.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	786,006	$21,527,690	1,153,496	$28,424,788
Series II	1,583,998	42,529,328	3,777,631	89,873,092
Issued as reinvestment of dividends:
Series I	-	-	84,344	1,849,665
Series II	-	-	265,895	5,700,796
Reacquired:
Series I	(479,262)	(13,109,782)	(947,179)	(23,467,056)
Series II	(1,907,778)	(51,022,256)	(3,666,178)	(87,148,825)
Net increase (decrease) in share activity	(17,036)	$(75,020)	668,009	$15,232,460

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
12	Invesco V.I. Main Street Small Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Main Street Small Cap Fund’s® (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index (Index).  The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period, and above the performance of the Index for the three and five year
13	Invesco V.I. Main Street Small Cap Fund®

periods.  The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2023.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent
14	Invesco V.I. Main Street Small Cap Fund®

the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15	Invesco V.I. Main Street Small Cap Fund®

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
16	Invesco V.I. Main Street Small Cap Fund®

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17	Invesco V.I. Main Street Small Cap Fund®

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco® V.I. Nasdaq 100 Buffer Fund - December

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Proxy Results
17	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VINDQD-NCSRS

Schedule of Investments
June 30, 2024
(Unaudited)
Shares		Value
Money Market Funds–2.98%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(a)(b)	124,651	$124,651
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(a)(b)	88,369	88,396
Invesco Treasury Portfolio, Institutional Class, 5.21%(a)(b)	141,443	141,443
Total Money Market Funds (Cost $354,484)		354,490
Shares	Value

Options Purchased–104.81%
(Cost $11,266,028)(c)	$12,449,437
TOTAL INVESTMENTS IN SECURITIES–107.79% (Cost $11,620,512)	12,803,927
OTHER ASSETS LESS LIABILITIES—(7.79)%	(925,805)
NET ASSETS–100.00%	$11,878,122

Notes to Schedule of Investments:
(a)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$108,518	$1,796,195	$(1,780,062)	$-	$-	$124,651	$3,879
Invesco Liquid Assets Portfolio, Institutional Class	76,931	1,282,995	(1,271,472)	(12)	(46)	88,396	2,858
Invesco Treasury Portfolio, Institutional Class	123,005	2,052,794	(2,034,356)	-	-	141,443	4,397
Total	$308,454	$5,131,984	$(5,085,890)	$(12)	$(46)	$354,490	$11,134

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(c)	The table below details options purchased.

Open Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	12/31/2024	140	USD	12.29	USD	172,060	$ 6,545,617
Equity Risk
Invesco QQQ Trust, Series 1	Put	12/31/2024	140	USD	409.52	USD	5,733,280	69,837
Total Open Equity Options Purchased								$6,615,454

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	12/31/2024	3	USD	504.78	USD	151,434	$ 5,772,339
Equity Risk
NASDAQ 100 Index	Put	12/31/2024	3	USD	16,825.93	USD	5,047,779	61,644
Total Open Index Options Purchased								$5,833,983

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	12/31/2024	140	USD	480.16	USD	6,722,240	$ (441,679)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco® V.I. Nasdaq 100 Buffer Fund - December

Open Equity Options Written—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Put	12/31/2024	140	USD	368.57	USD	5,159,980	$(32,382)
Total Open Equity Options Written								$(474,061)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	12/31/2024	3	USD	19,728.40	USD	5,918,520	$ (399,754)
Equity Risk
NASDAQ 100 Index	Put	12/31/2024	3	USD	15,143.34	USD	4,543,002	(27,782)
Total Open Index Options Written								$(427,536)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco® V.I. Nasdaq 100 Buffer Fund - December

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $11,266,028)	$12,449,437
Investments in affiliated money market funds, at value (Cost $354,484)	354,490
Cash	8
Receivable for:
Fund expenses absorbed	73,660
Dividends	1,751
Investment for trustee deferred compensation and retirement plans	8,167
Total assets	12,887,513
Liabilities:
Other investments:
Options written, at value (premiums received $657,157)	901,597
Payable for:
Fund shares reacquired	1,391
Accrued fees to affiliates	71,635
Accrued trustees’ and officers’ fees and benefits	6
Accrued other operating expenses	26,595
Trustee deferred compensation and retirement plans	8,167
Total liabilities	1,009,391
Net assets applicable to shares outstanding	$11,878,122
Net assets consist of:
Shares of beneficial interest	$11,079,384
Distributable earnings	798,738
$11,878,122
Net Assets:
Series I	$522,631
Series II	$11,355,491
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	50,960
Series II	1,113,810
Series I:
Net asset value per share	$10.26
Series II:
Net asset value per share	$10.20
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends from affiliated money market funds	$11,134
Expenses:
Advisory fees	20,915
Administrative services fees	6,352
Custodian fees	1,077
Distribution fees - Series II	11,749
Transfer agent fees	157
Trustees’ and officers’ fees and benefits	12,054
Licensing fees	1,649
Reports to shareholders	3,905
Professional services fees	25,276
Other	(608)
Total expenses	82,526
Less: Fees waived and/or expenses reimbursed	(36,122)
Net expenses	46,404
Net investment income (loss)	(35,270)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	17,672
Affiliated investment securities	(46)
Option contracts written	166
17,792
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,183,199
Affiliated investment securities	(12)
Option contracts written	(247,197)
935,990
Net realized and unrealized gain	953,782
Net increase in net assets resulting from operations	$918,512

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco® V.I. Nasdaq 100 Buffer Fund - December

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income (loss)	$(35,270)	$(39,647)
Net realized gain	17,792	1,183,068
Change in net unrealized appreciation (depreciation)	935,990	(5,514)
Net increase in net assets resulting from operations	918,512	1,137,907
Share transactions–net:
Series I	(393,311)	(196,738)
Series II	4,129,479	1,960,925
Net increase in net assets resulting from share transactions	3,736,168	1,764,187
Net increase in net assets	4,654,680	2,902,094
Net assets:
Beginning of period	7,223,442	4,321,348
End of period	$11,878,122	$7,223,442
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco® V.I. Nasdaq 100 Buffer Fund - December

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$9.35	$(0.02)	$0.93	$0.91	$10.26	9.73%	$523	0.70%(d)	1.42%(d)	(0.48)%(d)	0%
Year ended 12/31/23	7.57	(0.04)	1.82	1.78	9.35	23.51	861	0.70	1.48	(0.51)	0
Year ended 12/31/22	10.00	(0.05)	(2.38)	(2.43)	7.57	(24.30)	864	0.70	2.92	(0.64)	0
Period ended 12/31/21(e)	10.00	(0.00)	-	(0.00)	10.00	-	1,500	0.70(d)	428.89(d)	(0.70)(d)	0
Series II
Six months ended 06/30/24	9.30	(0.03)	0.93	0.90	10.20	9.68	11,355	0.95(d)	1.67(d)	(0.73)(d)	0
Year ended 12/31/23	7.56	(0.07)	1.81	1.74	9.30	23.02	6,362	0.95	1.73	(0.76)	0
Year ended 12/31/22	10.00	(0.07)	(2.37)	(2.44)	7.56	(24.40)	3,458	0.95	3.17	(0.89)	0
Period ended 12/31/21(e)	10.00	(0.00)	-	(0.00)	10.00	-	1,500	0.95(d)	429.14(d)	(0.95)(d)	0

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of December 31, 2021.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco® V.I. Nasdaq 100 Buffer Fund - December

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco® V.I. Nasdaq 100 Buffer Fund - December (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the Invesco QQQ Trust, which is an affiliated exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
7	Invesco® V.I. Nasdaq 100 Buffer Fund - December

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or
8	Invesco® V.I. Nasdaq 100 Buffer Fund - December

receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
J.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
L.	Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
M.	Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
N.	Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.42%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation
9	Invesco® V.I. Nasdaq 100 Buffer Fund - December

expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $20,915 and reimbursed fund level expenses of $15,207.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $625 for accounting and fund administrative services and was reimbursed $5,727 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$354,490	$—	$—	$354,490
Options Purchased	—	12,449,437	—	12,449,437
Total Investments in Securities	354,490	12,449,437	—	12,803,927
Other Investments - Liabilities*
Options Written	—	(901,597)	—	(901,597)
Total Investments	$354,490	$11,547,840	$—	$11,902,330

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
10	Invesco® V.I. Nasdaq 100 Buffer Fund - December

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2024:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$12,449,437
Derivatives not subject to master netting agreements	(12,449,437)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(901,597)
Derivatives not subject to master netting agreements	901,597
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the six months ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Options purchased(a)	$17,672
Options written	166
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	1,183,199
Options written	(247,197)
Total	$953,840

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Equity Options Purchased	Index Options Purchased	Equity Options Written	Index Options Written
Average notional value	$4,942,207	$5,199,213	$9,944,287	$10,461,522
Average contracts	234	6	234	6
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
11	Invesco® V.I. Nasdaq 100 Buffer Fund - December

The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$39,980	$125,988	$165,968
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2024. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,829,210
Aggregate unrealized (depreciation) of investments	(893,209)
Net unrealized appreciation of investments	$936,001
Cost of investments for tax purposes is $10,966,329.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	-	$-	6,097	$56,617
Series II	573,118	5,508,150	423,220	3,657,832
Reacquired:
Series I	(41,145)	(393,311)	(28,026)	(253,355)
Series II	(143,063)	(1,378,671)	(196,660)	(1,696,907)
Net increase in share activity	388,910	$3,736,168	204,631	$1,764,187

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 93% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 7% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
12	Invesco® V.I. Nasdaq 100 Buffer Fund - December

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. Nasdaq 100 Buffer Fund - December’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior
Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over the year ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Nasdaq-100 Index – Price Return (Index). The Board noted that the Fund had recently commenced operations in December 2021 and that therefore performance information for the Fund was limited. The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one year period and the fifth quintile for the two year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one and two year periods. The Board considered that the Fund’s
13	Invesco® V.I. Nasdaq 100 Buffer Fund - December

unique investment strategy seeks to match the returns of the Index up to an upside cap, while providing a buffer against a certain amount of Index losses. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group includes funds that are not managed pursuant to the same buffered strategy as the Fund. The Board considered that the Fund underwent a change in portfolio management in 2023. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rates for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board also noted that the Fund’s actual management fee rate was 0.00% due to expense limits and/or waivers, which was equal to the median actual management fee rate of its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only two funds (including the Fund) in the expense group.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided
14	Invesco® V.I. Nasdaq 100 Buffer Fund - December

to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15	Invesco® V.I. Nasdaq 100 Buffer Fund - December

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
16	Invesco® V.I. Nasdaq 100 Buffer Fund - December

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17	Invesco® V.I. Nasdaq 100 Buffer Fund - December

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco® V.I. Nasdaq 100 Buffer Fund - June

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Proxy Results
17	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VINDQJ-NCSRS

Schedule of Investments
June 30, 2024
(Unaudited)
Shares		Value
Money Market Funds–5.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(a)(b)	184,413	$184,413
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(a)(b)	131,653	131,692
Invesco Treasury Portfolio, Institutional Class, 5.21%(a)(b)	210,757	210,757
Total Money Market Funds (Cost $526,862)		526,862
Shares	Value

Options Purchased–99.24%
(Cost $10,296,239)(c)	$10,300,733
TOTAL INVESTMENTS IN SECURITIES–104.31% (Cost $10,823,101)	10,827,595
OTHER ASSETS LESS LIABILITIES—(4.31)%	(447,792)
NET ASSETS–100.00%	$10,379,803

Notes to Schedule of Investments:
(a)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$133,170	$1,203,592	$(1,152,349)	$-	$-	$184,413	$3,082
Invesco Liquid Assets Portfolio, Institutional Class	95,176	859,708	(823,168)	(8)	(16)	131,692	2,285
Invesco Treasury Portfolio, Institutional Class	152,194	1,375,533	(1,316,970)	-	-	210,757	3,515
Total	$380,540	$3,438,833	$(3,292,487)	$(8)	$(16)	$526,862	$8,882

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(c)	The table below details options purchased.

Open Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	06/30/2025	45	USD	14.37	USD	64,665	$ 2,098,836
Equity Risk
Invesco QQQ Trust, Series 1	Put	06/30/2025	45	USD	479.11	USD	2,155,995	116,138
Total Open Equity Options Purchased								$2,214,974

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	06/30/2025	4	USD	590.49	USD	236,196	$ 7,651,608
Equity Risk
NASDAQ 100 Index	Put	06/30/2025	4	USD	19,682.87	USD	7,873,148	434,151
Total Open Index Options Purchased								$8,085,759

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	06/30/2025	45	USD	561.04	USD	2,524,680	$ (62,980)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco® V.I. Nasdaq 100 Buffer Fund - June

Open Equity Options Written—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Put	06/30/2025	45	USD	431.20	USD	1,940,400	$(61,556)
Total Open Equity Options Written								$(124,536)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	06/30/2025	4	USD	23,048.64	USD	9,219,456	$ (230,954)
Equity Risk
NASDAQ 100 Index	Put	06/30/2025	4	USD	17,714.58	USD	7,085,832	(231,655)
Total Open Index Options Written								$(462,609)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco® V.I. Nasdaq 100 Buffer Fund - June

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $10,296,239)	$10,300,733
Investments in affiliated money market funds, at value (Cost $526,862)	526,862
Receivable for:
Investments sold	13,025,533
Fund shares sold	103,340
Fund expenses absorbed	78,482
Dividends	2,174
Investment for trustee deferred compensation and retirement plans	5,756
Total assets	24,042,880
Liabilities:
Other investments:
Options written, at value (premiums received $607,447)	587,145
Payable for:
Investments purchased	11,539,116
Fund shares reacquired	1,431,693
Accrued fees to affiliates	67,219
Accrued other operating expenses	32,148
Trustee deferred compensation and retirement plans	5,756
Total liabilities	13,663,077
Net assets applicable to shares outstanding	$10,379,803
Net assets consist of:
Shares of beneficial interest	$8,825,293
Distributable earnings	1,554,510
$10,379,803
Net Assets:
Series I	$1,426,598
Series II	$8,953,205
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	111,344
Series II	702,571
Series I:
Net asset value per share	$12.81
Series II:
Net asset value per share	$12.74
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends from affiliated money market funds	$8,882
Expenses:
Advisory fees	18,854
Administrative services fees	5,143
Custodian fees	1,052
Distribution fees - Series II	9,169
Transfer agent fees	227
Trustees’ and officers’ fees and benefits	11,982
Licensing fees	1,858
Reports to shareholders	3,921
Professional services fees	29,594
Other	(596)
Total expenses	81,204
Less: Fees waived and/or expenses reimbursed	(40,773)
Net expenses	40,431
Net investment income (loss)	(31,549)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,959,480
Affiliated investment securities	(16)
Option contracts written	(565,571)
1,393,893
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(554,280)
Affiliated investment securities	(8)
Option contracts written	(118,254)
(672,542)
Net realized and unrealized gain	721,351
Net increase in net assets resulting from operations	$689,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco® V.I. Nasdaq 100 Buffer Fund - June

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income (loss)	$(31,549)	$(50,116)
Net realized gain	1,393,893	1,316,267
Change in net unrealized appreciation (depreciation)	(672,542)	872,816
Net increase in net assets resulting from operations	689,802	2,138,967
Distributions to shareholders from distributable earnings:
Series I	—	(206,624)
Series II	—	(877,415)
Total distributions from distributable earnings	—	(1,084,039)
Share transactions–net:
Series I	(288,844)	(211,327)
Series II	1,068,726	2,079,347
Net increase in net assets resulting from share transactions	779,882	1,868,020
Net increase in net assets	1,469,684	2,922,948
Net assets:
Beginning of period	8,910,119	5,987,171
End of period	$10,379,803	$8,910,119
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco® V.I. Nasdaq 100 Buffer Fund - June

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$11.84	$(0.03)	$1.00	$0.97	$—	$12.81	8.19%	$1,427	0.70%(d)	1.60%(d)	(0.50)%(d)	0%
Year ended 12/31/23	9.78	(0.06)	3.69	3.63	(1.57)	11.84	37.24	1,586	0.70	2.31	(0.50)	0
Period ended 12/31/22(e)	10.00	(0.03)	(0.19)	(0.22)	—	9.78	(2.20)	1,467	0.70(d)	3.31(d)	(0.60)(d)	0
Series II
Six months ended 06/30/24	11.79	(0.05)	1.00	0.95	—	12.74	8.06	8,953	0.95(d)	1.85(d)	(0.75)(d)	0
Year ended 12/31/23	9.77	(0.09)	3.68	3.59	(1.57)	11.79	36.87	7,324	0.95	2.56	(0.75)	0
Period ended 12/31/22(e)	10.00	(0.04)	(0.19)	(0.23)	—	9.77	(2.30)	4,520	0.95(d)	3.56(d)	(0.85)(d)	0

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of June 30, 2022.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco® V.I. Nasdaq 100 Buffer Fund - June

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco® V.I. Nasdaq 100 Buffer Fund - June (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the Invesco QQQ Trust, which is an affiliated exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund.  Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
7	Invesco® V.I. Nasdaq 100 Buffer Fund - June

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or
8	Invesco® V.I. Nasdaq 100 Buffer Fund - June

receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
J.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
L.	Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
M.	Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
N.	Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.42%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation
9	Invesco® V.I. Nasdaq 100 Buffer Fund - June

expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $18,854 and reimbursed fund level expenses of $21,919.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $665 for accounting and fund administrative services and was reimbursed $4,478 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$526,862	$—	$—	$526,862
Options Purchased	—	10,300,733	—	10,300,733
Total Investments in Securities	526,862	10,300,733	—	10,827,595
Other Investments - Liabilities*
Options Written	—	(587,145)	—	(587,145)
Total Investments	$526,862	$9,713,588	$—	$10,240,450

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
10	Invesco® V.I. Nasdaq 100 Buffer Fund - June

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2024:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$10,300,733
Derivatives not subject to master netting agreements	(10,300,733)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(587,145)
Derivatives not subject to master netting agreements	587,145
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.

Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Options purchased(a)	$1,959,480
Options written	(565,571)
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	(554,280)
Options written	(118,254)
Total	$721,375

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Equity Options Purchased	Index Options Purchased	Equity Options Written	Index Options Written
Average notional value	$1,809,668	$6,563,087	$3,637,295	$13,191,205
Average contracts	91	8	91	8
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
11	Invesco® V.I. Nasdaq 100 Buffer Fund - June

NOTE 8—Investment Transactions
There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2024. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$(614,663)
Aggregate unrealized (depreciation) of investments	(57,872)
Net unrealized appreciation (depreciation) of investments	$(672,535)
Cost of investments for tax purposes is $10,912,985.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	-	$-	19,101	$228,408
Series II	264,047	3,310,745	331,885	4,068,129
Issued as reinvestment of dividends:
Series I	-	-	2,535	29,808
Series II	-	-	59,829	700,599
Reacquired:
Series I	(22,605)	(288,844)	(37,687)	(469,543)
Series II	(182,572)	(2,242,019)	(233,331)	(2,689,381)
Net increase in share activity	58,870	$779,882	142,332	$1,868,020

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 14% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
12	Invesco® V.I. Nasdaq 100 Buffer Fund - June

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. Nasdaq 100 Buffer Fund – June’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior
Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance for the one year period ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Nasdaq-100 Index – Price Return (Index). The Board noted that the Fund had recently commenced operations in June 2022 and has limited performance history.  The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year period. The Board considered that the Fund’s unique investment strategy seeks to match the returns of
13	Invesco® V.I. Nasdaq 100 Buffer Fund - June

the Index up to an upside cap, while providing a buffer against a certain amount of Index losses. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group includes funds that are not managed pursuant to the same buffered strategy as the Fund. The Board also considered that the Fund underwent a change in portfolio management in 2023. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board also noted that the Fund’s actual management fee rate was 0.00% due to expense limits and/or waivers, which was equal to the median actual management fee rate of its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only two funds (including the Fund) in the expense group. The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided
14	Invesco® V.I. Nasdaq 100 Buffer Fund - June

to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15	Invesco® V.I. Nasdaq 100 Buffer Fund - June

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
16	Invesco® V.I. Nasdaq 100 Buffer Fund - June

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17	Invesco® V.I. Nasdaq 100 Buffer Fund - June

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco® V.I. Nasdaq 100 Buffer Fund - March

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Proxy Results
17	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VINDQM-NCSRS

Schedule of Investments
June 30, 2024
(Unaudited)
Shares		Value
Money Market Funds–4.50%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(a)(b)	179,030	$179,030
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(a)(b)	162,674	162,723
Invesco Treasury Portfolio, Institutional Class, 5.21%(a)(b)	204,606	204,606
Total Money Market Funds (Cost $546,359)		546,359
Shares	Value

Options Purchased–100.95%
(Cost $11,657,226)(c)	$12,264,391
TOTAL INVESTMENTS IN SECURITIES–105.45% (Cost $12,203,585)	12,810,750
OTHER ASSETS LESS LIABILITIES—(5.45)%	(661,659)
NET ASSETS–100.00%	$12,149,091

Notes to Schedule of Investments:
(a)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$175,896	$1,594,849	$(1,591,715)	$-	$-	$179,030	$3,399
Invesco Liquid Assets Portfolio, Institutional Class	125,708	1,139,179	(1,102,132)	(21)	(11)	162,723	3,003
Invesco Treasury Portfolio, Institutional Class	201,024	1,822,685	(1,819,103)	-	-	204,606	3,878
Total	$502,628	$4,556,713	$(4,512,950)	$(21)	$(11)	$546,359	$10,280

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(c)	The table below details options purchased.

Open Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	03/31/2025	91	USD	13.32	USD	121,212	$ 4,250,007
Equity Risk
Invesco QQQ Trust, Series 1	Put	03/31/2025	91	USD	444.01	USD	4,040,491	119,928
Total Open Equity Options Purchased								$4,369,935

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	03/31/2025	4	USD	547.64	USD	219,056	$ 7,673,186
Equity Risk
NASDAQ 100 Index	Put	03/31/2025	4	USD	18,254.69	USD	7,301,876	221,270
Total Open Index Options Purchased								$7,894,456

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	03/31/2025	91	USD	526.82	USD	4,794,062	$ (163,716)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco® V.I. Nasdaq 100 Buffer Fund - March

Open Equity Options Written—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Put	03/31/2025	91	USD	399.61	USD	3,636,451	$(59,465)
Total Open Equity Options Written								$(223,181)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	03/31/2025	4	USD	21,659.19	USD	8,663,676	$ (294,634)
Equity Risk
NASDAQ 100 Index	Put	03/31/2025	4	USD	16,429.22	USD	6,571,688	(110,213)
Total Open Index Options Written								$(404,847)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco® V.I. Nasdaq 100 Buffer Fund - March

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $11,657,226)	$12,264,391
Investments in affiliated money market funds, at value (Cost $546,359)	546,359
Receivable for:
Fund shares sold	4,809
Fund expenses absorbed	84,344
Dividends	2,188
Investment for trustee deferred compensation and retirement plans	6,960
Total assets	12,909,051
Liabilities:
Other investments:
Options written, at value (premiums received $653,733)	628,028
Payable for:
Fund shares reacquired	17,876
Accrued fees to affiliates	76,817
Accrued trustees’ and officers’ fees and benefits	18
Accrued other operating expenses	30,261
Trustee deferred compensation and retirement plans	6,960
Total liabilities	759,960
Net assets applicable to shares outstanding	$12,149,091
Net assets consist of:
Shares of beneficial interest	$10,763,406
Distributable earnings	1,385,685
$12,149,091
Net Assets:
Series I	$1,131,586
Series II	$11,017,505
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	103,974
Series II	1,018,412
Series I:
Net asset value per share	$10.88
Series II:
Net asset value per share	$10.82
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends from affiliated money market funds	$10,280
Expenses:
Advisory fees	20,765
Administrative services fees	6,396
Custodian fees	978
Distribution fees - Series II	10,957
Transfer agent fees	256
Trustees’ and officers’ fees and benefits	12,070
Licensing fees	2,059
Reports to shareholders	4,129
Professional services fees	27,600
Other	(644)
Total expenses	84,566
Less: Fees waived and/or expenses reimbursed	(39,191)
Net expenses	45,375
Net investment income (loss)	(35,095)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	2,777,355
Affiliated investment securities	(11)
Option contracts written	(977,433)
1,799,911
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,291,002)
Affiliated investment securities	(21)
Option contracts written	352,478
(938,545)
Net realized and unrealized gain	861,366
Net increase in net assets resulting from operations	$826,271

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco® V.I. Nasdaq 100 Buffer Fund - March

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income (loss)	$(35,095)	$(63,778)
Net realized gain	1,799,911	115,258
Change in net unrealized appreciation (depreciation)	(938,545)	2,199,987
Net increase in net assets resulting from operations	826,271	2,251,467
Distributions to shareholders from distributable earnings:
Series I	—	(123,822)
Series II	—	(916,335)
Total distributions from distributable earnings	—	(1,040,157)
Share transactions–net:
Series I	(132,786)	(368,224)
Series II	807,385	6,192,303
Net increase in net assets resulting from share transactions	674,599	5,824,079
Net increase in net assets	1,500,870	7,035,389
Net assets:
Beginning of period	10,648,221	3,612,832
End of period	$12,149,091	$10,648,221
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco® V.I. Nasdaq 100 Buffer Fund - March

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$10.08	$(0.03)	$0.83	$0.80	$—	$10.88	7.94%	$1,132	0.70%(d)	1.49%(d)	(0.49)%(d)	0%
Year ended 12/31/23	8.17	(0.05)	3.03	2.98	(1.07)	10.08	36.49	1,175	0.70	1.18	(0.52)	0
Period ended 12/31/22(e)	10.00	(0.04)	(1.79)	(1.83)	—	8.17	(18.30)	1,239	0.70(d)	4.32(d)	(0.63)(d)	0
Series II
Six months ended 06/30/24	10.03	(0.04)	0.83	0.79	—	10.82	7.88	11,018	0.95(d)	1.74(d)	(0.74)(d)	0
Year ended 12/31/23	8.16	(0.08)	3.02	2.94	(1.07)	10.03	36.03	9,473	0.95	1.43	(0.77)	0
Period ended 12/31/22(e)	10.00	(0.06)	(1.78)	(1.84)	—	8.16	(18.40)	2,374	0.95(d)	4.57(d)	(0.88)(d)	0

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of March 31, 2022.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco® V.I. Nasdaq 100 Buffer Fund - March

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco® V.I. Nasdaq 100 Buffer Fund - March (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the Invesco QQQ Trust, which is an affiliated exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund.  Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
7	Invesco® V.I. Nasdaq 100 Buffer Fund - March

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or
8	Invesco® V.I. Nasdaq 100 Buffer Fund - March

receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
J.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
L.	Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
M.	Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
N.	Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.42%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation
9	Invesco® V.I. Nasdaq 100 Buffer Fund - March

expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $20,765 and reimbursed fund level expenses of $18,426.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $726 for accounting and fund administrative services and was reimbursed $5,670 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$546,359	$—	$—	$546,359
Options Purchased	—	12,264,391	—	12,264,391
Total Investments in Securities	546,359	12,264,391	—	12,810,750
Other Investments - Liabilities*
Options Written	—	(628,028)	—	(628,028)
Total Investments	$546,359	$11,636,363	$—	$12,182,722

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
10	Invesco® V.I. Nasdaq 100 Buffer Fund - March

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2024:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$12,264,391
Derivatives not subject to master netting agreements	(12,264,391)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(628,028)
Derivatives not subject to master netting agreements	628,028
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the six months ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Options purchased(a)	$2,777,355
Options written	(977,433)
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	(1,291,002)
Options written	352,478
Total	$861,398

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Equity Options Purchased	Index Options Purchased	Equity Options Written	Index Options Written
Average notional value	$2,182,372	$7,276,753	$4,422,996	$14,752,808
Average contracts	102	9	102	9
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
11	Invesco® V.I. Nasdaq 100 Buffer Fund - March

The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$—	$159,469	$159,469
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2024. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$(464,143)
Aggregate unrealized (depreciation) of investments	(474,391)
Net unrealized appreciation (depreciation) of investments	$(938,534)
Cost of investments for tax purposes is $13,121,256.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	12,009	$120,698	2,220	$21,469
Series II	400,361	4,137,842	744,664	7,161,533
Issued as reinvestment of dividends:
Series I	-	-	394	3,953
Series II	-	-	79,726	796,467
Reacquired:
Series I	(24,634)	(253,484)	(37,526)	(393,646)
Series II	(326,303)	(3,330,457)	(171,006)	(1,765,697)
Net increase in share activity	61,433	$674,599	618,472	$5,824,079

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 10% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
12	Invesco® V.I. Nasdaq 100 Buffer Fund - March

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. Nasdaq 100 Buffer Fund - March’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior
Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance for the year ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Nasdaq-100 Index – Price Return (Index). The Board noted that the Fund had recently commenced operations in March 2022 and has limited performance history. The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year period. The Board considered that the Fund’s unique investment strategy seeks to match the returns of the Index up to an upside cap, while providing a
13	Invesco® V.I. Nasdaq 100 Buffer Fund - March

buffer against a certain amount of Index losses. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group includes funds that are not managed pursuant to the same buffered strategy as the Fund. The Board also considered that the Fund underwent a change in portfolio management in 2023.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board also noted that the Fund’s actual management fee rate was 0.00% due to expense limits and/or waivers, which was equal to the median actual management fee rate of its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only two funds (including the Fund) in the expense group.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided
14	Invesco® V.I. Nasdaq 100 Buffer Fund - March

to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15	Invesco® V.I. Nasdaq 100 Buffer Fund - March

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
16	Invesco® V.I. Nasdaq 100 Buffer Fund - March

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17	Invesco® V.I. Nasdaq 100 Buffer Fund - March

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco® V.I. Nasdaq 100 Buffer Fund - September

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Proxy Results
17	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VINDQS-NCSRS

Schedule of Investments
June 30, 2024
(Unaudited)
Shares		Value
Money Market Funds–1.79%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(a)(b)	62,410	$62,410
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(a)(b)	44,335	44,348
Invesco Treasury Portfolio, Institutional Class, 5.21%(a)(b)	70,961	70,961
Total Money Market Funds (Cost $177,717)		177,719
Shares	Value

Options Purchased–113.48%
(Cost $9,264,396)(c)	$11,278,850
TOTAL INVESTMENTS IN SECURITIES–115.27% (Cost $9,442,113)	11,456,569
OTHER ASSETS LESS LIABILITIES—(15.27)%	(1,517,567)
NET ASSETS–100.00%	$9,939,002

Notes to Schedule of Investments:
(a)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$132,163	$395,191	$(464,944)	$-	$-	$62,410	$3,175
Invesco Liquid Assets Portfolio, Institutional Class	94,207	282,280	(332,104)	(13)	(22)	44,348	2,348
Invesco Treasury Portfolio, Institutional Class	150,679	451,647	(531,365)	-	-	70,961	3,610
Total	$377,049	$1,129,118	$(1,328,413)	$(13)	$(22)	$177,719	$9,133

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(c)	The table below details options purchased.

Open Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	09/30/2024	76	USD	10.75	USD	81,700	$ 3,565,650
Equity Risk
Invesco QQQ Trust, Series 1	Put	09/30/2024	76	USD	358.27	USD	2,722,852	3,513
Total Open Equity Options Purchased								$3,569,163

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	09/30/2024	4	USD	441.46	USD	176,584	$ 7,702,390
Equity Risk
NASDAQ 100 Index	Put	09/30/2024	4	USD	14,715.24	USD	5,886,096	7,297
Total Open Index Options Purchased								$7,709,687

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	09/30/2024	76	USD	425.98	USD	3,237,448	$ (473,995)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco® V.I. Nasdaq 100 Buffer Fund - September

Open Equity Options Written—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Put	09/30/2024	76	USD	322.44	USD	2,450,544	$(1,707)
Total Open Equity Options Written								$(475,702)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	09/30/2024	4	USD	17,496.42	USD	6,998,568	$ (1,017,818)
Equity Risk
NASDAQ 100 Index	Put	09/30/2024	4	USD	13,243.72	USD	5,297,488	(2,954)
Total Open Index Options Written								$(1,020,772)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco® V.I. Nasdaq 100 Buffer Fund - September

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $9,264,396)	$11,278,850
Investments in affiliated money market funds, at value (Cost $177,717)	177,719
Receivable for:
Fund expenses absorbed	82,816
Dividends	1,590
Investment for trustee deferred compensation and retirement plans	9,642
Total assets	11,550,617
Liabilities:
Other investments:
Options written, at value (premiums received $660,015)	1,496,474
Payable for:
Fund shares reacquired	1,166
Accrued fees to affiliates	74,198
Accrued trustees’ and officers’ fees and benefits	8
Accrued other operating expenses	30,127
Trustee deferred compensation and retirement plans	9,642
Total liabilities	1,611,615
Net assets applicable to shares outstanding	$9,939,002
Net assets consist of:
Shares of beneficial interest	$8,537,584
Distributable earnings	1,401,418
$9,939,002
Net Assets:
Series I	$1,754,125
Series II	$8,184,877
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	151,536
Series II	712,058
Series I:
Net asset value per share	$11.58
Series II:
Net asset value per share	$11.49
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends from affiliated money market funds	$9,133
Expenses:
Advisory fees	20,013
Administrative services fees	6,555
Custodian fees	966
Distribution fees - Series II	9,808
Transfer agent fees	215
Trustees’ and officers’ fees and benefits	12,060
Licensing fees	2,020
Reports to shareholders	4,434
Professional services fees	27,699
Other	(609)
Total expenses	83,161
Less: Fees waived and/or expenses reimbursed	(40,172)
Net expenses	42,989
Net investment income (loss)	(33,856)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	280,556
Affiliated investment securities	(22)
Option contracts written	(60,449)
220,085
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,192,858
Affiliated investment securities	(13)
Option contracts written	(696,507)
496,338
Net realized and unrealized gain	716,423
Net increase in net assets resulting from operations	$682,567

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco® V.I. Nasdaq 100 Buffer Fund - September

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income (loss)	$(33,856)	$(44,452)
Net realized gain	220,085	1,225,030
Change in net unrealized appreciation	496,338	629,117
Net increase in net assets resulting from operations	682,567	1,809,695
Distributions to shareholders from distributable earnings:
Series I	—	(70,967)
Series II	—	(301,082)
Total distributions from distributable earnings	—	(372,049)
Share transactions–net:
Series I	(49)	(71,869)
Series II	252,086	2,902,553
Net increase in net assets resulting from share transactions	252,037	2,830,684
Net increase in net assets	934,604	4,268,330
Net assets:
Beginning of period	9,004,398	4,736,068
End of period	$9,939,002	$9,004,398
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco® V.I. Nasdaq 100 Buffer Fund - September

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$10.77	$(0.03)	$0.84	$0.81	$—	$11.58	7.52%	$1,754	0.70%(d)	1.54%(d)	(0.51)%(d)	0%
Year ended 12/31/23	8.37	(0.05)	2.92	2.87	(0.47)	10.77	34.30	1,632	0.70	1.24	(0.53)	0
Year ended 12/31/22	10.60	(0.06)	(2.17)	(2.23)	—	8.37	(21.04)	1,336	0.70	2.89	(0.64)	0
Period ended 12/31/21(e)	10.00	(0.02)	0.62	0.60	—	10.60	6.00	1,589	0.70(d)	7.73(d)	(0.70)(d)	0
Series II
Six months ended 06/30/24	10.71	(0.04)	0.82	0.78	—	11.49	7.28	8,185	0.95(d)	1.79(d)	(0.76)(d)	0
Year ended 12/31/23	8.35	(0.08)	2.91	2.83	(0.47)	10.71	33.90	7,372	0.95	1.49	(0.78)	0
Year ended 12/31/22	10.59	(0.08)	(2.16)	(2.24)	—	8.35	(21.15)	3,400	0.95	3.14	(0.89)	0
Period ended 12/31/21(e)	10.00	(0.03)	0.62	0.59	—	10.59	5.90	2,072	0.95(d)	7.98(d)	(0.95)(d)	0

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of September 30, 2021.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco® V.I. Nasdaq 100 Buffer Fund - September

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco® V.I. Nasdaq 100 Buffer Fund - September (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the Invesco QQQ Trust, which is an affiliated exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund.  Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
7	Invesco® V.I. Nasdaq 100 Buffer Fund - September

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or
8	Invesco® V.I. Nasdaq 100 Buffer Fund - September

receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
J.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
L.	Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
M.	Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
N.	Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.42%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation
9	Invesco® V.I. Nasdaq 100 Buffer Fund - September

expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $20,013 and reimbursed fund level expenses of $20,159.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $721 for accounting and fund administrative services and was reimbursed $5,834 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$177,719	$—	$—	$177,719
Options Purchased	—	11,278,850	—	11,278,850
Total Investments in Securities	177,719	11,278,850	—	11,456,569
Other Investments - Liabilities*
Options Written	—	(1,496,474)	—	(1,496,474)
Total Investments	$177,719	$9,782,376	$—	$9,960,095

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
10	Invesco® V.I. Nasdaq 100 Buffer Fund - September

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2024:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$11,278,850
Derivatives not subject to master netting agreements	(11,278,850)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(1,496,474)
Derivatives not subject to master netting agreements	1,496,474
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the six months ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Options purchased(a)	$280,556
Options written	(60,449)
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	1,192,858
Options written	(696,507)
Total	$716,458

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Equity Options Purchased	Index Options Purchased	Equity Options Written	Index Options Written
Average notional value	$2,699,996	$6,062,680	$5,475,940	$12,296,056
Average contracts	146	8	146	8
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
11	Invesco® V.I. Nasdaq 100 Buffer Fund - September

NOTE 8—Investment Transactions
There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2024. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,036,042
Aggregate unrealized (depreciation) of investments	(1,539,692)
Net unrealized appreciation of investments	$496,350
Cost of investments for tax purposes is $9,463,745.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series II	91,631	$1,013,427	333,921	$3,434,725
Issued as reinvestment of dividends:
Series I	-	-	65	692
Series II	-	-	21,672	230,806
Reacquired:
Series I	(5)	(49)	(8,087)	(72,561)
Series II	(68,080)	(761,341)	(74,390)	(762,978)
Net increase in share activity	23,546	$252,037	273,181	$2,830,684

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 61% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with the entity whereby the entity sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to the entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by the entity are also owned beneficially.
In addition, 35% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
12	Invesco® V.I. Nasdaq 100 Buffer Fund - September

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. Nasdaq 100 Buffer Fund - September’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior
Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Nasdaq-100 Index – Price Return (Index). The Board noted that the Fund had recently commenced operations in September 2021 and that therefore performance information for the Fund was limited. The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period and the fourth quintile for the two year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for
13	Invesco® V.I. Nasdaq 100 Buffer Fund - September

the two year period. The Board considered that the Fund’s unique investment strategy seeks to match the returns of the Index up to an upside cap, while providing a buffer against a certain amount of Index losses. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group includes funds that are not managed pursuant to the same buffered strategy as the Fund. The Board also considered that the Fund underwent a change in portfolio management in 2023. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board also noted that the Fund’s actual management fee rate was 0.00% due to expense limits and/or waivers, which was equal to the median actual management fee rate of its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only two funds (including the Fund) in the expense group.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided
14	Invesco® V.I. Nasdaq 100 Buffer Fund - September

to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15	Invesco® V.I. Nasdaq 100 Buffer Fund - September

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
16	Invesco® V.I. Nasdaq 100 Buffer Fund - September

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17	Invesco® V.I. Nasdaq 100 Buffer Fund - September

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco® V.I. S&P 500 Buffer Fund - December

2	Schedule of Investments
3	Financial Statements
5	Financial Highlights
6	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Proxy Results
16	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VISP500D-NCSRS

Schedule of Investments
June 30, 2024
(Unaudited)
Shares		Value
Money Market Funds–3.64%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(a)(b)	421,455	$421,455
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(a)(b)	300,466	300,556
Invesco Treasury Portfolio, Institutional Class, 5.21%(a)(b)	481,840	481,840
Total Money Market Funds (Cost $1,203,836)		1,203,851
Shares	Value

Options Purchased–102.63%
(Cost $30,733,884)(c)	$33,986,541
TOTAL INVESTMENTS IN SECURITIES–106.27% (Cost $31,937,720)	35,190,392
OTHER ASSETS LESS LIABILITIES—(6.27)%	(2,075,698)
NET ASSETS–100.00%	$33,114,694

Notes to Schedule of Investments:
(a)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$547,226	$3,925,966	$(4,051,737)	$-	$-	$421,455	$11,421
Invesco Liquid Assets Portfolio, Institutional Class	390,520	2,804,260	(2,894,097)	(37)	(90)	300,556	8,474
Invesco Treasury Portfolio, Institutional Class	625,579	4,486,817	(4,630,556)	-	-	481,840	13,026
Total	$1,563,325	$11,217,043	$(11,576,390)	$(37)	$(90)	$1,203,851	$32,921

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(c)	The table below details options purchased.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	12/31/2024	635	USD	14.31	USD	908,685	$ 33,709,746
Equity Risk
S&P 500® Mini Index	Put	12/31/2024	635	USD	476.98	USD	30,288,230	276,795
Total Open Index Options Purchased								$33,986,541

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	12/31/2024	635	USD	546.14	USD	34,679,890	$ (1,885,061)
Equity Risk
S&P 500® Mini Index	Put	12/31/2024	635	USD	429.28	USD	27,259,280	(137,518)
Total Open Index Options Written								$(2,022,579)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco® V.I. S&P 500 Buffer Fund - December

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $30,733,884)	$33,986,541
Investments in affiliated money market funds, at value (Cost $1,203,836)	1,203,851
Receivable for:
Dividends	5,378
Investment for trustee deferred compensation and retirement plans	8,184
Total assets	35,203,954
Liabilities:
Other investments:
Options written, at value (premiums received $1,210,936)	2,022,579
Payable for:
Fund shares reacquired	4,581
Accrued fees to affiliates	17,074
Accrued other operating expenses	36,842
Trustee deferred compensation and retirement plans	8,184
Total liabilities	2,089,260
Net assets applicable to shares outstanding	$33,114,694
Net assets consist of:
Shares of beneficial interest	$29,693,584
Distributable earnings	3,421,110
$33,114,694
Net Assets:
Series I	$419,977
Series II	$32,694,717
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	36,741
Series II	2,877,403
Series I:
Net asset value per share	$11.43
Series II:
Net asset value per share	$11.36
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends from affiliated money market funds	$32,921
Expenses:
Advisory fees	61,331
Administrative services fees	23,515
Custodian fees	1,154
Distribution fees - Series II	35,998
Transfer agent fees	362
Trustees’ and officers’ fees and benefits	9,387
Licensing fees	5,649
Reports to shareholders	4,132
Professional services fees	27,268
Other	(579)
Total expenses	168,217
Less: Fees waived	(30,592)
Net expenses	137,625
Net investment income (loss)	(104,704)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(30,203)
Affiliated investment securities	(90)
Option contracts written	(6,825)
(37,118)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	3,252,799
Affiliated investment securities	(37)
Option contracts written	(813,909)
2,438,853
Net realized and unrealized gain	2,401,735
Net increase in net assets resulting from operations	$2,297,031

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco® V.I. S&P 500 Buffer Fund - December

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income (loss)	$(104,704)	$(92,956)
Net realized gain (loss)	(37,118)	2,224,554
Change in net unrealized appreciation (depreciation)	2,438,853	(17,570)
Net increase in net assets resulting from operations	2,297,031	2,114,028
Distributions to shareholders from distributable earnings:
Series I	—	(3,678)
Series II	—	(140,491)
Total distributions from distributable earnings	—	(144,169)
Share transactions–net:
Series I	35,686	(199,288)
Series II	11,618,846	8,168,398
Net increase in net assets resulting from share transactions	11,654,532	7,969,110
Net increase in net assets	13,951,563	9,938,969
Net assets:
Beginning of period	19,163,131	9,224,162
End of period	$33,114,694	$19,163,131
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco® V.I. S&P 500 Buffer Fund - December

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$10.48	$(0.03)	$0.98	$0.95	$—	$11.43	9.07%	$420	0.70%(d)	0.91%(d)	(0.47)%(d)	0%
Year ended 12/31/23	8.96	(0.05)	1.68	1.63	(0.11)	10.48	18.17	359	0.70	1.03	(0.53)	0
Year ended 12/31/22	10.00	(0.06)	(0.98)	(1.04)	—	8.96	(10.40)	477	0.70	1.90	(0.64)	0
Period ended 12/31/21(e)	10.00	(0.00)	-	(0.00)	—	10.00	-	1,000	0.70(d)	643.01(d)	(0.70)(d)	0
Series II
Six months ended 06/30/24	10.50	(0.04)	0.90	0.86	—	11.36	8.19	32,695	0.95(d)	1.16(d)	(0.72)(d)	0
Year ended 12/31/23	8.93	(0.08)	1.76	1.68	(0.11)	10.50	18.80	18,804	0.95	1.28	(0.78)	0
Year ended 12/31/22	10.00	(0.08)	(0.99)	(1.07)	—	8.93	(10.70)	8,748	0.95	2.15	(0.89)	0
Period ended 12/31/21(e)	10.00	(0.00)	-	(0.00)	—	10.00	-	1,000	0.95(d)	643.26(d)	(0.95)(d)	0

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of December 31, 2021.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco® V.I. S&P 500 Buffer Fund - December

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco® V.I. S&P 500 Buffer Fund - December (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
6	Invesco® V.I. S&P 500 Buffer Fund - December

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or
7	Invesco® V.I. S&P 500 Buffer Fund - December

receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
J.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
L.	Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
M.	Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
N.	Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.42%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation
8	Invesco® V.I. S&P 500 Buffer Fund - December

expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $30,592.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $1,722 for accounting and fund administrative services and was reimbursed $21,793 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$1,203,851	$—	$—	$1,203,851
Options Purchased	—	33,986,541	—	33,986,541
Total Investments in Securities	1,203,851	33,986,541	—	35,190,392
Other Investments - Liabilities*
Options Written	—	(2,022,579)	—	(2,022,579)
Total Investments	$1,203,851	$31,963,962	$—	$33,167,813

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
9	Invesco® V.I. S&P 500 Buffer Fund - December

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2024:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$33,986,541
Derivatives not subject to master netting agreements	(33,986,541)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(2,022,579)
Derivatives not subject to master netting agreements	2,022,579
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the six months ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Options purchased(a)	$(30,203)
Options written	(6,825)
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	3,252,799
Options written	(813,909)
Total	$2,401,862

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Index Options Purchased	Index Options Written
Average notional value	$29,862,244	$59,289,279
Average contracts	1,216	1,216
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
10	Invesco® V.I. S&P 500 Buffer Fund - December

NOTE 8—Investment Transactions
There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2024. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,811,153
Aggregate unrealized (depreciation) of investments	(2,372,265)
Net unrealized appreciation of investments	$2,438,888
Cost of investments for tax purposes is $30,728,925.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	41,621	$461,481	32,773	$323,726
Series II	1,218,035	13,082,713	1,133,923	11,389,877
Issued as reinvestment of dividends:
Series I	-	-	338	3,549
Series II	-	-	13,420	140,373
Reacquired:
Series I	(39,099)	(425,795)	(52,083)	(526,563)
Series II	(132,177)	(1,463,867)	(334,989)	(3,361,852)
Net increase in share activity	1,088,380	$11,654,532	793,382	$7,969,110

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 100% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
11	Invesco® V.I. S&P 500 Buffer Fund - December

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. S&P 500 Buffer Fund – December’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior
Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The  Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P 500 Index – Price Return (Index). The  Board noted that the Fund had recently commenced operations in December 2021 and that therefore performance information for the Fund was limited. The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one and two year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the two year
12	Invesco® V.I. S&P 500 Buffer Fund - December

period. The Board considered that the Fund’s unique investment strategy seeks to match the returns of the Index up to an upside cap, while providing a buffer against a certain amount of Index losses. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group includes funds that are not managed pursuant to the same buffered strategy as the Fund. The Board also considered that the Fund underwent a change in portfolio management in 2023. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and above, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only two funds (including the Fund) in the expense group.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided
13	Invesco® V.I. S&P 500 Buffer Fund - December

to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14	Invesco® V.I. S&P 500 Buffer Fund - December

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
15	Invesco® V.I. S&P 500 Buffer Fund - December

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16	Invesco® V.I. S&P 500 Buffer Fund - December

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco® V.I. S&P 500 Buffer Fund – June

2	Schedule of Investments
3	Financial Statements
5	Financial Highlights
6	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Proxy Results
16	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VISP500J-NCSRS

Schedule of Investments
June 30, 2024
(Unaudited)
Shares		Value
Money Market Funds–5.94%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(a)(b)	487,182	$487,182
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(a)(b)	347,859	347,963
Invesco Treasury Portfolio, Institutional Class, 5.21%(a)(b)	556,780	556,780
Total Money Market Funds (Cost $1,391,925)		1,391,925
Shares	Value

Options Purchased–98.45%
(Cost $22,821,983)(c)	$23,076,664
TOTAL INVESTMENTS IN SECURITIES–104.39% (Cost $24,213,908)	24,468,589
OTHER ASSETS LESS LIABILITIES—(4.39)%	(1,028,688)
NET ASSETS–100.00%	$23,439,901

Notes to Schedule of Investments:
(a)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$424,515	$1,692,056	$(1,629,389)	$-	$-	$487,182	$8,483
Invesco Liquid Assets Portfolio, Institutional Class	303,380	1,208,612	(1,163,943)	(129)	43	347,963	6,309
Invesco Treasury Portfolio, Institutional Class	485,160	1,933,778	(1,862,158)	-	-	556,780	9,674
Total	$1,213,055	$4,834,446	$(4,655,490)	$(129)	$43	$1,391,925	$24,466

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(c)	The table below details options purchased.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	06/30/2025	420	USD	16.38	USD	687,960	$ 22,138,725
Equity Risk
S&P 500® Mini Index	Put	06/30/2025	420	USD	546.05	USD	22,934,100	937,939
Total Open Index Options Purchased								$23,076,664

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	06/30/2025	420	USD	627.96	USD	26,374,320	$ (324,971)
Equity Risk
S&P 500® Mini Index	Put	06/30/2025	420	USD	491.45	USD	20,640,900	(482,081)
Total Open Index Options Written								$(807,052)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco® V.I. S&P 500 Buffer Fund – June

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $22,821,983)	$23,076,664
Investments in affiliated money market funds, at value (Cost $1,391,925)	1,391,925
Receivable for:
Investments sold	24,504,597
Fund shares sold	65,066
Fund expenses absorbed	833
Dividends	4,183
Investment for trustee deferred compensation and retirement plans	5,770
Total assets	49,049,038
Liabilities:
Other investments:
Options written, at value (premiums received $639,637)	807,052
Payable for:
Investments purchased	24,735,390
Fund shares reacquired	402
Accrued fees to affiliates	13,987
Accrued other operating expenses	46,536
Trustee deferred compensation and retirement plans	5,770
Total liabilities	25,609,137
Net assets applicable to shares outstanding	$23,439,901
Net assets consist of:
Shares of beneficial interest	$19,186,474
Distributable earnings	4,253,427
$23,439,901
Net Assets:
Series I	$1,317,711
Series II	$22,122,190
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	102,713
Series II	1,732,961
Series I:
Net asset value per share	$12.83
Series II:
Net asset value per share	$12.77
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends from affiliated money market funds	$24,466
Expenses:
Advisory fees	57,536
Administrative services fees	22,708
Custodian fees	1,680
Distribution fees - Series II	32,334
Transfer agent fees	737
Trustees’ and officers’ fees and benefits	9,445
Licensing fees	12,647
Reports to shareholders	4,514
Professional services fees	27,362
Other	(635)
Total expenses	168,328
Less: Fees waived	(40,579)
Net expenses	127,749
Net investment income (loss)	(103,283)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	3,930,236
Affiliated investment securities	43
Option contracts written	(306,785)
3,623,494
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(97,322)
Affiliated investment securities	(129)
Option contracts written	(1,490,930)
(1,588,381)
Net realized and unrealized gain	2,035,113
Net increase in net assets resulting from operations	$1,931,830

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco® V.I. S&P 500 Buffer Fund – June

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income (loss)	$(103,283)	$(125,759)
Net realized gain	3,623,494	1,265,399
Change in net unrealized appreciation (depreciation)	(1,588,381)	1,576,259
Net increase in net assets resulting from operations	1,931,830	2,715,899
Distributions to shareholders from distributable earnings:
Series I	—	(22,366)
Series II	—	(382,785)
Total distributions from distributable earnings	—	(405,151)
Share transactions–net:
Series I	(355,624)	308,209
Series II	(6,294,681)	15,200,623
Net increase (decrease) in net assets resulting from share transactions	(6,650,305)	15,508,832
Net increase (decrease) in net assets	(4,718,475)	17,819,580
Net assets:
Beginning of period	28,158,376	10,338,796
End of period	$23,439,901	$28,158,376
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco® V.I. S&P 500 Buffer Fund – June

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$11.96	$(0.03)	$0.90	$0.87	$—	$12.83	7.27%	$1,318	0.70%(d)	0.99%(d)	(0.52)%(d)	0%
Year ended 12/31/23	10.18	(0.05)	2.00	1.95	(0.17)	11.96	19.20	1,565	0.70	1.03	(0.47)	0
Period ended 12/31/22(e)	10.00	(0.03)	0.29	0.26	(0.08)	10.18	2.56	1,018	0.70(d)	2.52(d)	(0.59)(d)	0
Series II
Six months ended 06/30/24	11.91	(0.05)	0.91	0.86	—	12.77	7.22	22,122	0.95(d)	1.24(d)	(0.77)(d)	0
Year ended 12/31/23	10.16	(0.08)	2.00	1.92	(0.17)	11.91	18.95	26,594	0.95	1.28	(0.72)	0
Period ended 12/31/22(e)	10.00	(0.04)	0.28	0.24	(0.08)	10.16	2.36	9,321	0.95(d)	2.77(d)	(0.84)(d)	0

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of June 30, 2022.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco® V.I. S&P 500 Buffer Fund – June

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco® V.I. S&P 500 Buffer Fund – June (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
6	Invesco® V.I. S&P 500 Buffer Fund – June

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or
7	Invesco® V.I. S&P 500 Buffer Fund – June

receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
J.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
L.	Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
M.	Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
N.	Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.42%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation
8	Invesco® V.I. S&P 500 Buffer Fund – June

expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $40,579.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $2,190 for accounting and fund administrative services and was reimbursed $20,518 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$1,391,925	$—	$—	$1,391,925
Options Purchased	—	23,076,664	—	23,076,664
Total Investments in Securities	1,391,925	23,076,664	—	24,468,589
Other Investments - Liabilities*
Options Written	—	(807,052)	—	(807,052)
Total Investments	$1,391,925	$22,269,612	$—	$23,661,537

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
9	Invesco® V.I. S&P 500 Buffer Fund – June

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2024:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$23,076,664
Derivatives not subject to master netting agreements	(23,076,664)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(807,052)
Derivatives not subject to master netting agreements	807,052
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the six months ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Options purchased(a)	$3,930,236
Options written	(306,785)
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	(97,322)
Options written	(1,490,930)
Total	$2,035,199

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Index Options Purchased	Index Options Written
Average notional value	$26,016,128	$51,372,757
Average contracts	1,103	1,103
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
10	Invesco® V.I. S&P 500 Buffer Fund – June

NOTE 8—Investment Transactions
There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2024. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$258,394
Aggregate unrealized (depreciation) of investments	(1,846,684)
Net unrealized appreciation (depreciation) of investments	$(1,588,290)
Cost of investments for tax purposes is $25,249,827.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	1,858	$23,073	155,742	$1,748,172
Series II	223,812	2,804,449	1,895,865	21,592,471
Issued as reinvestment of dividends:
Series I	-	-	1,873	22,193
Series II	-	-	32,454	382,611
Reacquired:
Series I	(29,966)	(378,697)	(126,794)	(1,462,156)
Series II	(724,129)	(9,099,130)	(612,251)	(6,774,459)
Net increase (decrease) in share activity	(528,425)	$(6,650,305)	1,346,889	$15,508,832

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 99% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
11	Invesco® V.I. S&P 500 Buffer Fund – June

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. S&P 500 Buffer Fund – June’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior
Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over the year ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P 500 Index – Price Return (Index). The Board noted that the Fund had recently commenced operations in June 2022 and has limited performance history. The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year period. The Board considered that the Fund’s unique investment strategy seeks to match the returns of the Index up to an upside cap, while providing a
12	Invesco® V.I. S&P 500 Buffer Fund – June

buffer against a certain amount of Index losses. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group includes funds that are not managed pursuant to the same buffered strategy as the Fund. The Board also considered that the Fund underwent a change in portfolio management in 2023. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and above, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only two funds (including the Fund) in the expense group.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending
13	Invesco® V.I. S&P 500 Buffer Fund – June

activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14	Invesco® V.I. S&P 500 Buffer Fund – June

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
15	Invesco® V.I. S&P 500 Buffer Fund – June

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16	Invesco® V.I. S&P 500 Buffer Fund – June

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco® V.I. S&P 500 Buffer Fund - March

2	Schedule of Investments
3	Financial Statements
5	Financial Highlights
6	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Proxy Results
16	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VISP500M-NCSRS

Schedule of Investments
June 30, 2024
(Unaudited)
Shares		Value
Money Market Funds–4.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(a)(b)	458,488	$458,488
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(a)(b)	398,372	398,492
Invesco Treasury Portfolio, Institutional Class, 5.21%(a)(b)	523,986	523,986
Total Money Market Funds (Cost $1,380,966)		1,380,966
Shares	Value

Options Purchased–99.24%
(Cost $32,893,090)(c)	$33,870,795
TOTAL INVESTMENTS IN SECURITIES–103.29% (Cost $34,274,056)	35,251,761
OTHER ASSETS LESS LIABILITIES—(3.29)%	(1,122,022)
NET ASSETS–100.00%	$34,129,739

Notes to Schedule of Investments:
(a)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$271,951	$4,154,230	$(3,967,693)	$-	$-	$458,488	$8,347
Invesco Liquid Assets Portfolio, Institutional Class	194,389	2,967,307	(2,763,144)	(74)	14	398,492	7,185
Invesco Treasury Portfolio, Institutional Class	310,801	4,747,692	(4,534,507)	-	-	523,986	9,520
Total	$777,141	$11,869,229	$(11,265,344)	$(74)	$14	$1,380,966	$25,052

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(c)	The table below details options purchased.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	03/31/2025	624	USD	15.76	USD	983,424	$ 33,008,789
Equity Risk
S&P 500® Index	Put	03/31/2025	624	USD	525.44	USD	32,787,456	862,006
Total Open Index Options Purchased								$33,870,795

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	03/31/2025	624	USD	609.51	USD	38,033,424	$ (601,586)
Equity Risk
S&P 500® Index	Put	03/31/2025	624	USD	472.90	USD	29,508,960	(405,772)
Total Open Index Options Written								$(1,007,358)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco® V.I. S&P 500 Buffer Fund - March

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $32,893,090)	$33,870,795
Investments in affiliated money market funds, at value (Cost $1,380,966)	1,380,966
Receivable for:
Fund shares sold	4,274
Dividends	6,299
Investment for trustee deferred compensation and retirement plans	6,986
Total assets	35,269,320
Liabilities:
Other investments:
Options written, at value (premiums received $1,117,857)	1,007,358
Payable for:
Fund shares reacquired	66,018
Accrued fees to affiliates	17,373
Accrued trustees’ and officers’ fees and benefits	36
Accrued other operating expenses	41,810
Trustee deferred compensation and retirement plans	6,986
Total liabilities	1,139,581
Net assets applicable to shares outstanding	$34,129,739
Net assets consist of:
Shares of beneficial interest	$30,717,189
Distributable earnings	3,412,550
$34,129,739
Net Assets:
Series I	$193,972
Series II	$33,935,767
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	17,001
Series II	2,992,185
Series I:
Net asset value per share	$11.41
Series II:
Net asset value per share	$11.34
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends from affiliated money market funds	$25,052
Expenses:
Advisory fees	48,704
Administrative services fees	18,748
Custodian fees	981
Distribution fees - Series II	28,895
Transfer agent fees	531
Trustees’ and officers’ fees and benefits	12,159
Licensing fees	4,481
Reports to shareholders	4,587
Professional services fees	27,989
Other	(603)
Total expenses	146,472
Less: Fees waived and/or expenses reimbursed	(36,827)
Net expenses	109,645
Net investment income (loss)	(84,593)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	4,004,157
Affiliated investment securities	14
Option contracts written	(847,698)
3,156,473
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,313,456)
Affiliated investment securities	(74)
Option contracts written	(224,266)
(1,537,796)
Net realized and unrealized gain	1,618,677
Net increase in net assets resulting from operations	$1,534,084

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco® V.I. S&P 500 Buffer Fund - March

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income (loss)	$(84,593)	$(150,291)
Net realized gain	3,156,473	80,142
Change in net unrealized appreciation (depreciation)	(1,537,796)	3,439,558
Net increase in net assets resulting from operations	1,534,084	3,369,409
Distributions to shareholders from distributable earnings:
Series I	—	(491)
Series II	—	(674,661)
Total distributions from distributable earnings	—	(675,152)
Share transactions–net:
Series I	168,065	(974,165)
Series II	11,798,154	7,847,229
Net increase in net assets resulting from share transactions	11,966,219	6,873,064
Net increase in net assets	13,500,303	9,567,321
Net assets:
Beginning of period	20,629,436	11,062,115
End of period	$34,129,739	$20,629,436
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco® V.I. S&P 500 Buffer Fund - March

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$10.76	$(0.03)	$0.68	$0.65	$—	$11.41	6.04%	$194	0.70%(d)	1.01%(d)	(0.48)%(d)	0%
Year ended 12/31/23	9.20	(0.05)	1.94	1.89	(0.33)	10.76	20.54	16	0.70	0.91	(0.54)	0
Period ended 12/31/22(e)	10.00	(0.04)	(0.76)	(0.80)	—	9.20	(8.00)	920	0.70(d)	1.96(d)	(0.64)(d)	0
Series II
Six months ended 06/30/24	10.71	(0.04)	0.67	0.63	—	11.34	5.88	33,936	0.95(d)	1.26(d)	(0.73)(d)	0
Year ended 12/31/23	9.18	(0.08)	1.94	1.86	(0.33)	10.71	20.25	20,613	0.95	1.16	(0.79)	0
Period ended 12/31/22(e)	10.00	(0.06)	(0.76)	(0.82)	—	9.18	(8.20)	10,142	0.95(d)	2.21(d)	(0.89)(d)	0

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of March 31, 2022.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco® V.I. S&P 500 Buffer Fund - March

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco® V.I. S&P 500 Buffer Fund - March (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
6	Invesco® V.I. S&P 500 Buffer Fund - March

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or
7	Invesco® V.I. S&P 500 Buffer Fund - March

receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
J.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
L.	Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
M.	Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
N.	Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.42%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation
8	Invesco® V.I. S&P 500 Buffer Fund - March

expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $36,827.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $1,416 for accounting and fund administrative services and was reimbursed $17,332 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$1,380,966	$—	$—	$1,380,966
Options Purchased	—	33,870,795	—	33,870,795
Total Investments in Securities	1,380,966	33,870,795	—	35,251,761
Other Investments - Liabilities*
Options Written	—	(1,007,358)	—	(1,007,358)
Total Investments	$1,380,966	$32,863,437	$—	$34,244,403

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
9	Invesco® V.I. S&P 500 Buffer Fund - March

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2024:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$33,870,795
Derivatives not subject to master netting agreements	(33,870,795)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(1,007,358)
Derivatives not subject to master netting agreements	1,007,358
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the six months ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Options purchased(a)	$4,004,157
Options written	(847,698)
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	(1,313,456)
Options written	(224,266)
Total	$1,618,737

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Equity Options Purchased	Index Options Purchased	Equity Options Written	Index Options Written
Average notional value	$1,033,092	$23,241,219	$2,064,174	$46,473,324
Average contracts	49	702	49	702
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
10	Invesco® V.I. S&P 500 Buffer Fund - March

NOTE 8—Investment Transactions
There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2024. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$(779,239)
Aggregate unrealized (depreciation) of investments	(758,518)
Net unrealized appreciation (depreciation) of investments	$(1,537,757)
Cost of investments for tax purposes is $35,782,160.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	15,530	$168,386	-	$-
Series II	1,893,364	20,808,453	1,444,002	14,316,865
Issued as reinvestment of dividends:
Series II	-	-	63,362	674,171
Reacquired:
Series I	(29)	(321)	(98,500)	(974,165)
Series II	(825,474)	(9,010,299)	(687,761)	(7,143,807)
Net increase in share activity	1,083,391	$11,966,219	721,103	$6,873,064

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 100% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
11	Invesco® V.I. S&P 500 Buffer Fund - March

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. S&P 500 Buffer Fund - March’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior
Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over the year ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P 500 Index – Price Return (Index). The Board noted that the Fund had recently commenced operations in March 2022 and has limited performance history. The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year period. The Board considered that the Fund’s unique investment strategy seeks to match the returns of the Index up to an upside cap, while providing a
12	Invesco® V.I. S&P 500 Buffer Fund - March

buffer against a certain amount of Index losses. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group includes funds that are not managed pursuant to the same buffered strategy as the Fund. The Board considered that the Fund underwent a change in portfolio management in 2023. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions..
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and above, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only two funds (including the Fund) in the expense group.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending
13	Invesco® V.I. S&P 500 Buffer Fund - March

activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14	Invesco® V.I. S&P 500 Buffer Fund - March

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
15	Invesco® V.I. S&P 500 Buffer Fund - March

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16	Invesco® V.I. S&P 500 Buffer Fund - March

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco® V.I. S&P 500 Buffer Fund - September

2	Schedule of Investments
3	Financial Statements
5	Financial Highlights
6	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Proxy Results
16	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VISP500S-NCSRS

Schedule of Investments
June 30, 2024
(Unaudited)
Shares		Value
Money Market Funds–2.89%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(a)(b)	371,983	$371,983
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(a)(b)	265,692	265,772
Invesco Treasury Portfolio, Institutional Class, 5.21%(a)(b)	425,330	425,330
Total Money Market Funds (Cost $1,063,079)		1,063,085
Shares	Value

Options Purchased–109.18%
(Cost $32,570,384)(c)	$40,095,366
TOTAL INVESTMENTS IN SECURITIES–112.07% (Cost $33,633,463)	41,158,451
OTHER ASSETS LESS LIABILITIES—(12.07)%	(4,433,615)
NET ASSETS–100.00%	$36,724,836

Notes to Schedule of Investments:
(a)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$457,584	$717,359	$(802,960)	$-	$-	$371,983	$10,611
Invesco Liquid Assets Portfolio, Institutional Class	327,047	512,399	(573,542)	(124)	(8)	265,772	7,891
Invesco Treasury Portfolio, Institutional Class	523,159	819,839	(917,668)	-	-	425,330	12,105
Total	$1,307,790	$2,049,597	$(2,294,170)	$(124)	$(8)	$1,063,085	$30,607

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(c)	The table below details options purchased.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	09/30/2024	751	USD	12.86	USD	965,786	$ 40,046,930
Equity Risk
S&P 500® Index	Put	09/30/2024	751	USD	428.81	USD	32,203,631	48,436
Total Open Index Options Purchased								$40,095,366

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	09/30/2024	751	USD	497.42	USD	37,356,242	$ (4,349,029)
Equity Risk
S&P 500® Index	Put	09/30/2024	751	USD	385.93	USD	28,983,343	(22,165)
Total Open Index Options Written								$(4,371,194)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco® V.I. S&P 500 Buffer Fund - September

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $32,570,384)	$40,095,366
Investments in affiliated money market funds, at value (Cost $1,063,079)	1,063,085
Receivable for:
Dividends	5,699
Investment for trustee deferred compensation and retirement plans	9,668
Total assets	41,173,818
Liabilities:
Other investments:
Options written, at value (premiums received $1,414,685)	4,371,194
Payable for:
Fund shares reacquired	5,199
Accrued fees to affiliates	21,785
Accrued other operating expenses	41,136
Trustee deferred compensation and retirement plans	9,668
Total liabilities	4,448,982
Net assets applicable to shares outstanding	$36,724,836
Net assets consist of:
Shares of beneficial interest	$32,004,621
Distributable earnings	4,720,215
$36,724,836
Net Assets:
Series I	$500,594
Series II	$36,224,242
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	43,309
Series II	3,155,219
Series I:
Net asset value per share	$11.56
Series II:
Net asset value per share	$11.48
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends from affiliated money market funds	$30,607
Expenses:
Advisory fees	75,840
Administrative services fees	33,079
Custodian fees	1,057
Distribution fees - Series II	44,556
Transfer agent fees	825
Trustees’ and officers’ fees and benefits	12,186
Licensing fees	6,774
Reports to shareholders	5,170
Professional services fees	25,766
Other	(569)
Total expenses	204,684
Less: Fees waived	(34,340)
Net expenses	170,344
Net investment income (loss)	(139,737)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	87,512
Affiliated investment securities	(8)
Option contracts written	(76,954)
10,550
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	4,858,183
Affiliated investment securities	(124)
Option contracts written	(2,531,156)
2,326,903
Net realized and unrealized gain	2,337,453
Net increase in net assets resulting from operations	$2,197,716

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco® V.I. S&P 500 Buffer Fund - September

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income (loss)	$(139,737)	$(141,450)
Net realized gain	10,550	2,574,813
Change in net unrealized appreciation	2,326,903	1,371,958
Net increase in net assets resulting from operations	2,197,716	3,805,321
Distributions to shareholders from distributable earnings:
Series I	—	(10,910)
Series II	—	(886,325)
Total distributions from distributable earnings	—	(897,235)
Share transactions–net:
Series I	38,995	(957,481)
Series II	(1,132,425)	18,941,296
Net increase (decrease) in net assets resulting from share transactions	(1,093,430)	17,983,815
Net increase in net assets	1,104,286	20,891,901
Net assets:
Beginning of period	35,620,550	14,728,649
End of period	$36,724,836	$35,620,550
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco® V.I. S&P 500 Buffer Fund - September

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$10.86	$(0.03)	$0.73	$0.70	$—	$11.56	6.45%	$501	0.70%(d)	0.89%(d)	(0.53)%(d)	0%
Year ended 12/31/23	9.27	(0.05)	1.92	1.87	(0.28)	10.86	20.20	433	0.70	0.84	(0.51)	0
Year ended 12/31/22	10.29	(0.06)	(0.92)	(0.98)	(0.04)	9.27	(9.53)	1,311	0.70	1.60	(0.63)	0
Period ended 12/31/21(e)	10.00	(0.02)	0.60	0.58	(0.29)	10.29	5.84	1,048	0.70(d)	7.68(d)	(0.70)(d)	0
Series II
Six months ended 06/30/24	10.80	(0.04)	0.72	0.68	—	11.48	6.30	36,224	0.95(d)	1.14(d)	(0.78)(d)	0
Year ended 12/31/23	9.24	(0.08)	1.92	1.84	(0.28)	10.80	19.93	35,188	0.95	1.09	(0.76)	0
Year ended 12/31/22	10.29	(0.08)	(0.93)	(1.01)	(0.04)	9.24	(9.82)	13,418	0.95	1.85	(0.88)	0
Period ended 12/31/21(e)	10.00	(0.02)	0.60	0.58	(0.29)	10.29	5.84	5,332	0.95(d)	7.93(d)	(0.95)(d)	0

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of September 30, 2021.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco® V.I. S&P 500 Buffer Fund - September

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco® V.I. S&P 500 Buffer Fund - September (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
6	Invesco® V.I. S&P 500 Buffer Fund - September

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or
7	Invesco® V.I. S&P 500 Buffer Fund - September

receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
J.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
L.	Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
M.	Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
N.	Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.42%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation
8	Invesco® V.I. S&P 500 Buffer Fund - September

expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $34,340.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $2,870 for accounting and fund administrative services and was reimbursed $30,209 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$1,063,085	$—	$—	$1,063,085
Options Purchased	—	40,095,366	—	40,095,366
Total Investments in Securities	1,063,085	40,095,366	—	41,158,451
Other Investments - Liabilities*
Options Written	—	(4,371,194)	—	(4,371,194)
Total Investments	$1,063,085	$35,724,172	$—	$36,787,257

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
9	Invesco® V.I. S&P 500 Buffer Fund - September

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2024:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$40,095,366
Derivatives not subject to master netting agreements	(40,095,366)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(4,371,194)
Derivatives not subject to master netting agreements	4,371,194
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the six months ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Options purchased(a)	$87,512
Options written	(76,954)
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	4,858,183
Options written	(2,531,156)
Total	$2,337,585

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Index Options Purchased	Index Options Written
Average notional value	$33,625,809	$67,252,380
Average contracts	1,523	1,523
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
10	Invesco® V.I. S&P 500 Buffer Fund - September

NOTE 8—Investment Transactions
There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2024. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$7,700,480
Aggregate unrealized (depreciation) of investments	(5,373,467)
Net unrealized appreciation of investments	$2,327,013
Cost of investments for tax purposes is $34,460,244.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	3,776	$42,314	8,633	$89,696
Series II	99,677	1,108,105	2,148,499	22,393,357
Issued as reinvestment of dividends:
Series I	-	-	972	10,489
Series II	-	-	82,486	885,904
Reacquired:
Series I	(298)	(3,319)	(111,190)	(1,057,666)
Series II	(201,083)	(2,240,530)	(426,832)	(4,337,965)
Net increase (decrease) in share activity	(97,928)	$(1,093,430)	1,702,568	$17,983,815

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 100% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
11	Invesco® V.I. S&P 500 Buffer Fund - September

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. S&P 500 Buffer Fund - September’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior
Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P 500 Index – Price Return (Index). The  Board noted that the Fund had recently commenced operations in September 2021 and that therefore performance information for the Fund was limited. The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one and two year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the two year
12	Invesco® V.I. S&P 500 Buffer Fund - September

period. The Board considered that the Fund’s unique investment strategy seeks to match the returns of the Index up to an upside cap, while providing a buffer against a certain amount of Index losses. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group includes funds that are not managed pursuant to the same buffered strategy as the Fund. The Board also considered that the Fund underwent a change in portfolio management in 2023. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and above, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only two funds (including the Fund) in the expense group.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided
13	Invesco® V.I. S&P 500 Buffer Fund - September

to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14	Invesco® V.I. S&P 500 Buffer Fund - September

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
15	Invesco® V.I. S&P 500 Buffer Fund - September

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16	Invesco® V.I. S&P 500 Buffer Fund - September

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. Small Cap Equity Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
15	Proxy Results
16	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	VISCE-NCSRS

Schedule of Investments(a)
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.78%
Aerospace & Defense–2.47%
Curtiss-Wright Corp.	9,477	$2,568,077
Leonardo DRS, Inc.(b)(c)	109,170	2,784,927
		5,353,004
Apparel, Accessories & Luxury Goods–2.00%
Kontoor Brands, Inc.(c)	35,424	2,343,298
Oxford Industries, Inc.(c)	19,757	1,978,663
		4,321,961
Application Software–2.51%
Descartes Systems Group, Inc. (The) (Canada)(b)	25,898	2,507,963
Q2 Holdings, Inc.(b)(c)	48,610	2,932,641
		5,440,604
Automotive Parts & Equipment–2.01%
Modine Manufacturing Co.(b)(c)	21,896	2,193,760
Patrick Industries, Inc.(c)	19,894	2,159,494
		4,353,254
Biotechnology–3.43%
ADMA Biologics, Inc.(b)	115,112	1,286,952
Ascendis Pharma A/S, ADR (Denmark)(b)	11,136	1,518,728
Natera, Inc.(b)	24,245	2,625,491
Vaxcyte, Inc.(b)(c)	14,354	1,083,871
Xenon Pharmaceuticals, Inc. (Canada)(b)	23,261	906,946
		7,421,988
Broadline Retail–1.55%
Ollie’s Bargain Outlet Holdings, Inc.(b)	34,217	3,359,083
Building Products–2.03%
Griffon Corp.	38,898	2,484,026
Janus International Group, Inc.(b)(c)	150,947	1,906,461
		4,390,487
Cargo Ground Transportation–2.24%
Knight-Swift Transportation Holdings, Inc.	39,332	1,963,453
XPO, Inc.(b)	27,113	2,878,045
		4,841,498
Commercial & Residential Mortgage Finance–1.39%
Mr. Cooper Group, Inc.(b)	37,061	3,010,465
Communications Equipment–0.93%
Lumentum Holdings, Inc.(b)(c)	39,550	2,013,886
Construction & Engineering–0.98%
Comfort Systems USA, Inc.	6,976	2,121,541
Construction Materials–1.84%
Summit Materials, Inc., Class A(b)	108,998	3,990,417
Electrical Components & Equipment–1.16%
EnerSys	24,373	2,523,093
Shares		Value
Electronic Components–1.07%
Coherent Corp.(b)	31,856	$2,308,286
Electronic Manufacturing Services–2.23%
Celestica, Inc. (Canada)(b)	45,395	2,602,495
Flex Ltd.(b)	75,294	2,220,420
		4,822,915
Environmental & Facilities Services–1.86%
Casella Waste Systems, Inc., Class A(b)(c)	24,926	2,473,158
Montrose Environmental Group, Inc.(b)(c)	34,766	1,549,173
		4,022,331
Financial Exchanges & Data–1.52%
TMX Group Ltd. (Canada)	118,384	3,295,247
Food Distributors–1.07%
Chefs’ Warehouse, Inc. (The)(b)	59,062	2,309,915
Food Retail–2.03%
Sprouts Farmers Market, Inc.(b)(c)	52,591	4,399,763
Gas Utilities–0.69%
ONE Gas, Inc.(c)	23,484	1,499,453
Health Care Equipment–1.97%
CONMED Corp.(c)	21,041	1,458,562
Enovis Corp.(b)(c)	32,532	1,470,446
iRhythm Technologies, Inc.(b)(c)	12,514	1,347,007
		4,276,015
Health Care Facilities–3.69%
Encompass Health Corp.	33,356	2,861,611
Tenet Healthcare Corp.(b)	38,571	5,131,100
		7,992,711
Health Care Services–0.68%
BrightSpring Health Services, Inc.(b)	129,869	1,475,312
Health Care Technology–0.94%
Simulations Plus, Inc.(c)	42,094	2,046,610
Homebuilding–2.02%
Taylor Morrison Home Corp., Class A(b)	79,007	4,380,148
Homefurnishing Retail–1.12%
Arhaus, Inc.(c)	142,747	2,418,134
Hotels, Resorts & Cruise Lines–1.18%
Travel + Leisure Co.	56,685	2,549,691
Industrial Machinery & Supplies & Components–3.74%
Gates Industrial Corp. PLC(b)	151,161	2,389,856
ITT, Inc.	27,968	3,612,906
Timken Co. (The)	26,115	2,092,595
		8,095,357
Industrial REITs–2.16%
EastGroup Properties, Inc.(c)	14,458	2,459,306
STAG Industrial, Inc.(c)	61,655	2,223,279
		4,682,585

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. Small Cap Equity Fund

Shares		Value
Investment Banking & Brokerage–4.02%
BGC Group, Inc., Class A(c)	264,873	$2,198,446
Jefferies Financial Group, Inc.	55,440	2,758,695
Piper Sandler Cos.	16,278	3,746,707
		8,703,848
Leisure Products–1.36%
Acushnet Holdings Corp.(c)	46,452	2,948,773
Life Sciences Tools & Services–0.68%
CryoPort, Inc.(b)	45,889	317,093
Quanterix Corp.(b)(c)	87,139	1,151,106
		1,468,199
Oil & Gas Equipment & Services–2.65%
Cactus, Inc., Class A(c)	47,150	2,486,691
Weatherford International PLC(b)	26,534	3,249,088
		5,735,779
Oil & Gas Exploration & Production–3.17%
Antero Resources Corp.(b)	68,812	2,245,336
Matador Resources Co.	40,279	2,400,628
Permian Resources Corp.	138,073	2,229,879
		6,875,843
Other Specialized REITs–1.15%
Gaming and Leisure Properties, Inc.	55,061	2,489,308
Packaged Foods & Meats–0.83%
Simply Good Foods Co. (The)(b)(c)	49,564	1,790,747
Paper & Plastic Packaging Products & Materials–1.20%
Graphic Packaging Holding Co.(c)	99,263	2,601,683
Pharmaceuticals–1.02%
Axsome Therapeutics, Inc.(b)(c)	13,978	1,125,230
Intra-Cellular Therapies, Inc.(b)	15,805	1,082,484
		2,207,714
Property & Casualty Insurance–2.14%
RLI Corp.	18,038	2,537,766
Skyward Specialty Insurance Group, Inc.(b)	57,937	2,096,161
		4,633,927
Regional Banks–10.45%
Banc of California, Inc.(c)	162,386	2,075,293
Bancorp, Inc. (The)(b)(c)	69,229	2,614,087
Cullen/Frost Bankers, Inc.	23,712	2,409,851
First Financial Bankshares, Inc.(c)	80,097	2,365,264
Glacier Bancorp, Inc.(c)	49,647	1,852,826
Pacific Premier Bancorp, Inc.	74,131	1,702,789
Pinnacle Financial Partners, Inc.(c)	36,761	2,942,350
SouthState Corp.	29,528	2,256,530
Webster Financial Corp.	53,911	2,349,981
Western Alliance Bancorporation	32,815	2,061,438
		22,630,409
Research & Consulting Services–2.19%
CACI International, Inc., Class A(b)	5,749	2,472,817
ICF International, Inc.	15,299	2,271,290
		4,744,107
Restaurants–0.77%
Bloomin’ Brands, Inc.(c)	86,307	1,659,684
Shares		Value
Semiconductor Materials & Equipment–3.21%
FormFactor, Inc.(b)	38,978	$2,359,338
Ichor Holdings Ltd.(b)	42,857	1,652,137
MKS Instruments, Inc.	22,442	2,930,477
		6,941,952
Semiconductors–2.87%
Allegro MicroSystems, Inc. (Japan)(b)(c)	74,302	2,098,289
Diodes, Inc.(b)(c)	27,799	1,999,582
Rambus, Inc.(b)	35,921	2,110,718
		6,208,589
Specialty Chemicals–2.06%
Ashland, Inc.	24,440	2,309,336
Innospec, Inc.	17,504	2,163,319
		4,472,655
Steel–1.06%
ATI, Inc.(b)(c)	41,335	2,292,026
Systems Software–1.15%
Commvault Systems, Inc.(b)	20,437	2,484,526
Trading Companies & Distributors–2.74%
Applied Industrial Technologies, Inc.	18,773	3,641,962
Core & Main, Inc., Class A(b)(c)	46,781	2,289,462
		5,931,424
Transaction & Payment Processing Services–0.90%
Shift4 Payments, Inc., Class A(b)(c)	26,685	1,957,345
Water Utilities–0.65%
SJW Group	25,866	1,402,455
Total Common Stocks & Other Equity Interests (Cost $166,236,929)		213,896,747
Money Market Funds–1.27%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	966,104	966,104
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)(e)	691,582	691,789
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	1,104,119	1,104,119
Total Money Market Funds (Cost $2,761,997)		2,762,012
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $168,998,926)		216,658,759
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–21.73%
Invesco Private Government Fund, 5.31%(d)(e)(f)	13,093,558	13,093,558
Invesco Private Prime Fund, 5.48%(d)(e)(f)	33,945,217	33,955,400
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,048,958)		47,048,958
TOTAL INVESTMENTS IN SECURITIES–121.78% (Cost $216,047,884)		263,707,717
OTHER ASSETS LESS LIABILITIES—(21.78)%		(47,160,347)
NET ASSETS–100.00%		$216,547,370
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. Small Cap Equity Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,132,909	$9,245,575	$(10,412,380)	$-	$-	$966,104	$42,359
Invesco Liquid Assets Portfolio, Institutional Class	1,525,715	6,603,982	(7,437,415)	(543)	50	691,789	31,245
Invesco Treasury Portfolio, Institutional Class	2,437,610	10,566,372	(11,899,863)	-	-	1,104,119	48,310
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,370,225	63,441,187	(68,717,854)	-	-	13,093,558	332,891*
Invesco Private Prime Fund	47,697,724	145,822,284	(159,553,612)	(9,880)	(1,116)	33,955,400	889,994*
Total	$72,164,183	$235,679,400	$(258,021,124)	$(10,423)	$(1,066)	$49,810,970	$1,344,799

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. Small Cap Equity Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $166,236,929)*	$213,896,747
Investments in affiliated money market funds, at value (Cost $49,810,955)	49,810,970
Foreign currencies, at value and cost	150
Receivable for:
Investments sold	60,844
Fund shares sold	55,050
Dividends	95,971
Investment for trustee deferred compensation and retirement plans	50,107
Total assets	263,969,839
Liabilities:
Payable for:
Fund shares reacquired	176,125
Collateral upon return of securities loaned	47,048,958
Accrued fees to affiliates	121,367
Accrued other operating expenses	21,322
Trustee deferred compensation and retirement plans	54,697
Total liabilities	47,422,469
Net assets applicable to shares outstanding	$216,547,370
Net assets consist of:
Shares of beneficial interest	$153,412,151
Distributable earnings	63,135,219
$216,547,370
Net Assets:
Series I	$105,145,570
Series II	$111,401,800
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	5,787,872
Series II	6,813,862
Series I:
Net asset value per share	$18.17
Series II:
Net asset value per share	$16.35

*	At June 30, 2024, securities with an aggregate value of $46,402,285 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $4,847)	$1,125,397
Dividends from affiliated money market funds (includes net securities lending income of $26,025)	147,939
Total investment income	1,273,336
Expenses:
Advisory fees	804,478
Administrative services fees	176,578
Custodian fees	2,397
Distribution fees - Series II	137,746
Transfer agent fees	5,017
Trustees’ and officers’ fees and benefits	10,136
Reports to shareholders	45,570
Professional services fees	22,594
Other	251
Total expenses	1,204,767
Less: Fees waived	(2,994)
Net expenses	1,201,773
Net investment income	71,563
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	5,021,391
Affiliated investment securities	(1,066)
Foreign currencies	(134)
5,020,191
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	6,752,038
Affiliated investment securities	(10,423)
Foreign currencies	(4)
6,741,611
Net realized and unrealized gain	11,761,802
Net increase in net assets resulting from operations	$11,833,365

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. Small Cap Equity Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$71,563	$122,965
Net realized gain	5,020,191	11,030,315
Change in net unrealized appreciation	6,741,611	19,522,185
Net increase in net assets resulting from operations	11,833,365	30,675,465
Distributions to shareholders from distributable earnings:
Series I	—	(1,863,628)
Series II	—	(2,020,122)
Total distributions from distributable earnings	—	(3,883,750)
Share transactions–net:
Series I	(6,585,150)	(8,371,653)
Series II	(4,247,977)	3,051,553
Net increase (decrease) in net assets resulting from share transactions	(10,833,127)	(5,320,100)
Net increase in net assets	1,000,238	21,471,615
Net assets:
Beginning of period	215,547,132	194,075,517
End of period	$216,547,370	$215,547,132
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. Small Cap Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$17.20	$0.02	$0.95	$0.97	$—	$—	$—	$18.17	5.64%	$105,146	0.99%(d)	0.99%(d)	0.19%(d)	22%
Year ended 12/31/23	15.06	0.03	2.42	2.45	—	(0.31)	(0.31)	17.20	16.57	105,838	0.95	0.95	0.18	43
Year ended 12/31/22	23.49	0.03	(4.85)	(4.82)	—	(3.61)	(3.61)	15.06	(20.51)	100,267	0.95	0.95	0.14	33
Year ended 12/31/21	20.62	0.01	4.19	4.20	(0.04)	(1.29)	(1.33)	23.49	20.41	142,095	0.95	0.95	0.04	21
Year ended 12/31/20	17.73	0.04	4.48	4.52	(0.06)	(1.57)	(1.63)	20.62	27.25	129,881	0.96	0.96	0.21	45
Year ended 12/31/19	15.93	0.06	4.03	4.09	—	(2.29)	(2.29)	17.73	26.60	118,208	0.96	0.96	0.34	44
Series II
Six months ended 06/30/24	15.49	(0.00)	0.86	0.86	—	—	—	16.35	5.55	111,402	1.24(d)	1.24(d)	(0.06)(d)	22
Year ended 12/31/23	13.63	(0.01)	2.18	2.17	—	(0.31)	(0.31)	15.49	16.26	109,709	1.20	1.20	(0.07)	43
Year ended 12/31/22	21.75	(0.02)	(4.49)	(4.51)	—	(3.61)	(3.61)	13.63	(20.73)	93,808	1.20	1.20	(0.11)	33
Year ended 12/31/21	19.19	(0.04)	3.89	3.85	(0.00)	(1.29)	(1.29)	21.75	20.09	127,285	1.20	1.20	(0.21)	21
Year ended 12/31/20	16.60	(0.01)	4.17	4.16	(0.00)	(1.57)	(1.57)	19.19	26.87	114,407	1.21	1.21	(0.04)	45
Year ended 12/31/19	15.07	0.02	3.80	3.82	—	(2.29)	(2.29)	16.60	26.32	98,043	1.21	1.21	0.09	44

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco V.I. Small Cap Equity Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
8	Invesco V.I. Small Cap Equity Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
9	Invesco V.I. Small Cap Equity Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $2,910 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.730%
Next $500 million	0.715%
Next $1.5 billion	0.700%
Next $2.5 billion	0.685%
Next $2.5 billion	0.670%
Next $2.5 billion	0.655%
Over $10 billion	0.640%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.75%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at
10	Invesco V.I. Small Cap Equity Fund

any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $2,994.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $15,389 for accounting and fund administrative services and was reimbursed $161,189 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2024, the Fund incurred $9,180 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$213,896,747	$—	$—	$213,896,747
Money Market Funds	2,762,012	47,048,958	—	49,810,970
Total Investments	$216,658,759	$47,048,958	$—	$263,707,717
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
11	Invesco V.I. Small Cap Equity Fund

NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $47,566,792 and $55,351,170, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$54,308,272
Aggregate unrealized (depreciation) of investments	(6,995,569)
Net unrealized appreciation of investments	$47,312,703
Cost of investments for tax purposes is $216,395,014.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	218,752	$3,837,567	453,126	$7,254,111
Series II	368,856	5,923,235	1,595,575	23,309,830
Issued as reinvestment of dividends:
Series I	-	-	126,519	1,863,628
Series II	-	-	152,118	2,020,122
Reacquired:
Series I	(585,767)	(10,422,717)	(1,084,415)	(17,489,392)
Series II	(635,393)	(10,171,212)	(1,549,391)	(22,278,399)
Net increase (decrease) in share activity	(633,552)	$(10,833,127)	(306,468)	$(5,320,100)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
12	Invesco V.I. Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Small Cap Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index (Index).  The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one year period, the third quintile for the three year period, and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods.  The Board recognized that the
13	Invesco V.I. Small Cap Equity Fund

performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco
Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services without  obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14	Invesco V.I. Small Cap Equity Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
15	Invesco V.I. Small Cap Equity Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16	Invesco V.I. Small Cap Equity Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. Technology Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
14	Proxy Results
15	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	I-VITEC-NCSRS

Schedule of Investments(a)
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.13%
Advertising–1.32%
Trade Desk, Inc. (The), Class A(b)	26,356	$2,574,191
Aerospace & Defense–2.24%
Axon Enterprise, Inc.(b)	6,927	2,038,200
TransDigm Group, Inc.	1,836	2,345,692
		4,383,892
Application Software–8.29%
Autodesk, Inc.(b)	5,980	1,479,751
Cadence Design Systems, Inc.(b)	14,288	4,397,132
Datadog, Inc., Class A(b)	20,972	2,719,859
Guidewire Software, Inc.(b)	7,991	1,101,879
HubSpot, Inc.(b)	3,799	2,240,612
Manhattan Associates, Inc.(b)	7,001	1,727,007
Nutanix, Inc., Class A(b)	25,849	1,469,516
Samsara, Inc., Class A(b)(c)	31,392	1,057,910
		16,193,666
Asset Management & Custody Banks–1.00%
KKR & Co., Inc., Class A	18,600	1,957,464
Broadline Retail–5.39%
Amazon.com, Inc.(b)	43,608	8,427,246
MercadoLibre, Inc. (Brazil)(b)	1,278	2,100,265
		10,527,511
Casinos & Gaming–0.86%
DraftKings, Inc., Class A(b)	43,913	1,676,159
Communications Equipment–3.22%
Arista Networks, Inc.(b)	13,826	4,845,736
Motorola Solutions, Inc.	3,753	1,448,846
		6,294,582
Construction & Engineering–1.38%
Comfort Systems USA, Inc.	4,715	1,433,926
Quanta Services, Inc.	4,987	1,267,147
		2,701,073
Electrical Components & Equipment–1.87%
Eaton Corp. PLC	5,197	1,629,519
Vertiv Holdings Co., Class A	23,245	2,012,320
		3,641,839
Electronic Components–2.42%
Amphenol Corp., Class A	27,650	1,862,780
Coherent Corp.(b)	39,526	2,864,054
		4,726,834
Electronic Manufacturing Services–0.65%
Flex Ltd.(b)	43,097	1,270,931
Health Care Equipment–1.61%
Boston Scientific Corp.(b)	20,338	1,566,229
Intuitive Surgical, Inc.(b)	3,533	1,571,655
		3,137,884
Shares		Value
Interactive Home Entertainment–1.24%
Take-Two Interactive Software, Inc.(b)	15,585	$2,423,312
Interactive Media & Services–7.50%
Alphabet, Inc., Class A	42,273	7,700,027
Meta Platforms, Inc., Class A	13,766	6,941,093
		14,641,120
Life Sciences Tools & Services–0.89%
Danaher Corp.	6,970	1,741,455
Movies & Entertainment–3.32%
Netflix, Inc.(b)	5,909	3,987,866
Spotify Technology S.A. (Sweden)(b)	7,937	2,490,551
		6,478,417
Passenger Ground Transportation–1.07%
Uber Technologies, Inc.(b)	28,753	2,089,768
Pharmaceuticals–0.86%
Eli Lilly and Co.	1,851	1,675,858
Semiconductor Materials & Equipment–8.58%
Applied Materials, Inc.	16,675	3,935,133
ASML Holding N.V., New York Shares (Netherlands)	4,921	5,032,854
Lam Research Corp.	5,339	5,685,234
Teradyne, Inc.	14,237	2,111,205
		16,764,426
Semiconductors–25.87%
Advanced Micro Devices, Inc.(b)	24,854	4,031,567
Allegro MicroSystems, Inc. (Japan)(b)(c)	61,567	1,738,652
Analog Devices, Inc.	5,445	1,242,876
Astera Labs, Inc.(b)(c)	7,793	471,554
Broadcom, Inc.	5,503	8,835,232
Microchip Technology, Inc.	28,061	2,567,581
Micron Technology, Inc.	13,268	1,745,140
Monolithic Power Systems, Inc.	5,541	4,552,929
NVIDIA Corp.	152,753	18,871,106
NXP Semiconductors N.V. (China)	13,147	3,537,726
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	16,817	2,922,963
		50,517,326
Systems Software–10.93%
CrowdStrike Holdings, Inc., Class A(b)	5,884	2,254,690
CyberArk Software Ltd.(b)(c)	8,670	2,370,551
Microsoft Corp.	28,136	12,575,385
ServiceNow, Inc.(b)	5,262	4,139,458
		21,340,084
Technology Hardware, Storage & Peripherals–7.17%
Apple, Inc.	59,917	12,619,719
Pure Storage, Inc., Class A(b)(c)	21,672	1,391,559
		14,011,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. Technology Fund

Shares		Value
Transaction & Payment Processing Services–0.45%
Fiserv, Inc.(b)	5,879	$876,206
Total Common Stocks & Other Equity Interests (Cost $116,258,548)		191,645,276
Money Market Funds–2.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	1,372,717	1,372,717
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)(e)	980,336	980,630
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	1,568,819	1,568,819
Total Money Market Funds (Cost $3,922,156)		3,922,166
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $120,180,704)		195,567,442
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.08%
Invesco Private Government Fund, 5.31%(d)(e)(f)	1,683,965	$1,683,965
Invesco Private Prime Fund, 5.48%(d)(e)(f)	4,328,102	4,329,400
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,013,365)		6,013,365
TOTAL INVESTMENTS IN SECURITIES–103.22% (Cost $126,194,069)		201,580,807
OTHER ASSETS LESS LIABILITIES—(3.22)%		(6,290,317)
NET ASSETS–100.00%		$195,290,490
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$482,787	$12,563,770	$(11,673,840)	$-	$-	$1,372,717	$25,211
Invesco Liquid Assets Portfolio, Institutional Class	345,231	8,974,122	(8,338,456)	(210)	(57)	980,630	18,702
Invesco Treasury Portfolio, Institutional Class	551,757	14,358,594	(13,341,532)	-	-	1,568,819	28,751
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,626,081	41,757,700	(44,699,816)	-	-	1,683,965	87,149*
Invesco Private Prime Fund	16,183,496	84,095,255	(95,944,421)	(1,079)	(3,851)	4,329,400	231,508*
Total	$22,189,352	$161,749,441	$(173,998,065)	$(1,289)	$(3,908)	$9,935,531	$391,321

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. Technology Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $116,258,548)*	$191,645,276
Investments in affiliated money market funds, at value (Cost $9,935,521)	9,935,531
Foreign currencies, at value (Cost $302)	274
Receivable for:
Fund shares sold	4,509
Dividends	66,863
Investment for trustee deferred compensation and retirement plans	40,853
Total assets	201,693,306
Liabilities:
Payable for:
Fund shares reacquired	237,558
Collateral upon return of securities loaned	6,013,365
Accrued fees to affiliates	90,519
Accrued other operating expenses	16,075
Trustee deferred compensation and retirement plans	45,299
Total liabilities	6,402,816
Net assets applicable to shares outstanding	$195,290,490
Net assets consist of:
Shares of beneficial interest	$98,153,068
Distributable earnings	97,137,422
$195,290,490
Net Assets:
Series I	$178,943,048
Series II	$16,347,442
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	8,075,507
Series II	862,058
Series I:
Net asset value per share	$22.16
Series II:
Net asset value per share	$18.96

*	At June 30, 2024, securities with an aggregate value of $5,931,476 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $5,249)	$281,844
Dividends from affiliated money market funds (includes net securities lending income of $11,694)	84,358
Total investment income	366,202
Expenses:
Advisory fees	669,197
Administrative services fees	145,581
Custodian fees	1,672
Distribution fees - Series II	18,615
Transfer agent fees	3,866
Trustees’ and officers’ fees and benefits	9,935
Reports to shareholders	25,124
Professional services fees	22,382
Other	(80)
Total expenses	896,292
Less: Fees waived	(1,381)
Net expenses	894,911
Net investment income (loss)	(528,709)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	14,563,424
Affiliated investment securities	(3,908)
14,559,516
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	18,509,138
Affiliated investment securities	(1,289)
Foreign currencies	(345)
18,507,504
Net realized and unrealized gain	33,067,020
Net increase in net assets resulting from operations	$32,538,311

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. Technology Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income (loss)	$(528,709)	$(516,929)
Net realized gain	14,559,516	17,779,587
Change in net unrealized appreciation	18,507,504	34,867,309
Net increase in net assets resulting from operations	32,538,311	52,129,967
Share transactions–net:
Series I	875,993	(4,345,370)
Series II	679,724	1,996,912
Net increase (decrease) in net assets resulting from share transactions	1,555,717	(2,348,458)
Net increase in net assets	34,094,028	49,781,509
Net assets:
Beginning of period	161,196,462	111,414,953
End of period	$195,290,490	$161,196,462
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. Technology Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/24	$18.50	$(0.06)	$3.72	$3.66	$—	$22.16	19.78%	$178,943	0.98%(d)	0.98%(d)	(0.57)%(d)	50%
Year ended 12/31/23	12.59	(0.06)	5.97	5.91	—	18.50	46.94	148,139	0.98	0.98	(0.36)	137
Year ended 12/31/22	38.08	(0.10)	(14.84)	(14.94)	(10.55)	12.59	(39.95)	104,076	0.98	0.98	(0.42)	104
Year ended 12/31/21	36.55	(0.27)	5.62	5.35	(3.82)	38.08	14.41	185,270	0.98	0.98	(0.68)	90
Year ended 12/31/20	27.23	(0.17)	12.49	12.32	(3.00)	36.55	46.11	187,801	0.98	0.98	(0.53)	56
Year ended 12/31/19	21.92	(0.09)	7.71	7.62	(2.31)	27.23	35.88	127,308	0.99	0.99	(0.36)	46
Series II
Six months ended 06/30/24	15.86	(0.07)	3.17	3.10	—	18.96	19.55	16,347	1.23(d)	1.23(d)	(0.82)(d)	50
Year ended 12/31/23	10.81	(0.08)	5.13	5.05	—	15.86	46.72	13,057	1.23	1.23	(0.61)	137
Year ended 12/31/22	35.20	(0.15)	(13.69)	(13.84)	(10.55)	10.81	(40.11)	7,339	1.23	1.23	(0.67)	104
Year ended 12/31/21	34.13	(0.34)	5.23	4.89	(3.82)	35.20	14.08	13,061	1.23	1.23	(0.93)	90
Year ended 12/31/20	25.63	(0.23)	11.73	11.50	(3.00)	34.13	45.79	13,215	1.23	1.23	(0.78)	56
Year ended 12/31/19	20.79	(0.15)	7.30	7.15	(2.31)	25.63	35.56	10,184	1.24	1.24	(0.61)	46

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. Technology Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Technology Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
7	Invesco V.I. Technology Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner
8	Invesco V.I. Technology Fund

consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $1,142 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile. Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.75%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at
9	Invesco V.I. Technology Fund

any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $1,381.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $12,703 for accounting and fund administrative services and was reimbursed $132,878 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2024, the Fund incurred $2,458 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$191,645,276	$—	$—	$191,645,276
Money Market Funds	3,922,166	6,013,365	—	9,935,531
Total Investments	$195,567,442	$6,013,365	$—	$201,580,807
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
10	Invesco V.I. Technology Fund

NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $87,749,762 and $89,092,696, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$75,729,267
Aggregate unrealized (depreciation) of investments	(955,555)
Net unrealized appreciation of investments	$74,773,712
Cost of investments for tax purposes is $126,807,095.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	1,090,896	$21,676,433	1,745,766	$27,098,126
Series II	132,854	2,344,190	278,323	3,754,314
Reacquired:
Series I	(1,020,761)	(20,800,440)	(2,006,922)	(31,443,496)
Series II	(94,257)	(1,664,466)	(133,471)	(1,757,402)
Net increase (decrease) in share activity	108,732	$1,555,717	(116,304)	$(2,348,458)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
11	Invesco V.I. Technology Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Technology Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the NASDAQ Composite Index (Index).  The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period, and below the performance of the Index for the three and five year periods.  The Board considered that security selection in certain sectors and technology industries
12	Invesco V.I. Technology Fund

negatively impacted Fund performance. The Board also considered that the Fund underwent a portfolio management team change and investment process change in November 2022, and that performance results prior to such date were those of the prior portfolio management team.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
  C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.
 The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’
or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
13	Invesco V.I. Technology Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
14	Invesco V.I. Technology Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15	Invesco V.I. Technology Fund

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco V.I. U.S. Government Money Portfolio

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
14	Proxy Results
15	Other Information Required in Shareholder Reports
Invesco Distributors, Inc.	O-VIGMKT-NCSRS

Schedule of Investments
June 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-24.41%
Federal Farm Credit Bank (FFCB)-16.36%
Federal Farm Credit Bank (SOFR + 0.10%)(a)	5.43%	08/08/2024	$ 15,000	$ 15,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(a)	5.39%	08/27/2024	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	5.41%	11/22/2024	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	5.41%	12/30/2024	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.42%	03/07/2025	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	5.45%	05/28/2025	500	500,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	5.45%	05/30/2025	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(a)	5.39%	07/18/2025	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.46%	08/13/2025	750	750,000
Federal Farm Credit Bank (SOFR + 0.17%)(a)	5.50%	08/14/2025	777	776,978
Federal Farm Credit Bank (SOFR + 0.14%)(a)	5.47%	08/22/2025	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(a)	5.46%	11/28/2025	500	499,982
Federal Farm Credit Bank (SOFR + 0.16%)(a)	5.49%	11/28/2025	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.48%	12/15/2025	1,000	1,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.06%)(a)	5.39%	01/16/2026	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	5.49%	01/29/2026	1,500	1,500,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.42%	02/02/2026	2,500	2,500,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.42%	02/12/2026	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(a)	5.46%	03/12/2026	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(a)	5.42%	05/21/2026	2,500	2,500,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	5.43%	06/03/2026	2,000	2,000,000
				47,026,960
Federal Home Loan Bank (FHLB)-7.70%
Federal Home Loan Bank	5.50%	08/12/2024	1,500	1,499,937
Federal Home Loan Bank(b)	5.27%	11/01/2024	2,000	1,965,697
Federal Home Loan Bank (SOFR + 0.12%)(a)	5.45%	01/03/2025	300	299,997
Federal Home Loan Bank	5.03%	01/10/2025	2,000	2,000,000
Federal Home Loan Bank(b)	5.00%	02/10/2025	2,000	1,940,764
Federal Home Loan Bank (SOFR + 0.13%)(a)	5.46%	03/24/2025	295	294,978
Federal Home Loan Bank (SOFR + 0.14%)(a)	5.47%	07/24/2025	2,000	2,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	5.49%	08/21/2025	645	644,912
Federal Home Loan Bank (SOFR + 0.14%)(a)	5.47%	08/22/2025	2,000	2,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	5.49%	08/22/2025	760	759,898
Federal Home Loan Bank (SOFR + 0.08%)(a)	5.41%	09/19/2025	1,000	1,000,000
Federal Home Loan Bank (SOFR + 0.20%)(a)	5.54%	11/14/2025	2,000	2,000,246
Federal Home Loan Bank (SOFR + 0.15%)(a)	5.48%	12/08/2025	1,000	1,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	5.48%	12/11/2025	750	750,000
Federal Home Loan Bank (SOFR + 0.19%)(a)	5.53%	01/14/2026	1,000	1,000,000
Federal Home Loan Bank (SOFR + 0.13%)(a)	5.46%	02/09/2026	1,500	1,500,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	5.44%	05/13/2026	1,500	1,500,000
				22,156,429
Federal National Mortgage Association (FNMA)-0.35%
Federal National Mortgage Association (SOFR + 0.10%)(a)	5.43%	06/18/2026	1,000	1,000,000
Total U.S. Government Sponsored Agency Securities (Cost $70,183,389)				70,183,389
U.S. Treasury Securities-20.61%
U.S. Treasury Bills-16.11%(b)
U.S. Treasury Bills	5.10%	07/18/2024	3,000	2,992,952
U.S. Treasury Bills	5.25%	07/23/2024	15,000	14,952,016
U.S. Treasury Bills	5.11%	08/01/2024	3,000	2,987,122
U.S. Treasury Bills	5.30%	08/20/2024	15,000	14,890,417
U.S. Treasury Bills	5.04%	11/29/2024	3,000	2,939,619
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco V.I. U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills(b)-(continued)
U.S. Treasury Bills	4.78%-4.82%	12/26/2024	$ 2,500	$ 2,443,305
U.S. Treasury Bills	4.79%	01/23/2025	4,000	3,895,398
U.S. Treasury Bills	4.93%	02/20/2025	1,000	969,482
U.S. Treasury Bills	4.99%	03/20/2025	250	241,330
				46,311,641
U.S. Treasury Floating Rate Notes-2.26%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	5.48%	04/30/2025	1,000	999,999
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	5.50%	10/31/2025	5,500	5,500,000
				6,499,999
U.S. Treasury Notes-2.24%
U.S. Treasury Notes	0.38%	08/15/2024	2,000	1,987,594
U.S. Treasury Notes	1.50%	10/31/2024	1,500	1,482,941
U.S. Treasury Notes	0.75%	11/15/2024	1,500	1,476,084
U.S. Treasury Notes	2.25%	11/15/2024	1,500	1,484,364
				6,430,983
Total U.S. Treasury Securities (Cost $59,242,623)				59,242,623
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-45.02% (Cost $129,426,012)				129,426,012
			Repurchase Amount
Repurchase Agreements-54.96%(c)
Bank of Montreal, joint agreement dated 06/28/2024, aggregate maturing value of $500,222,500 (collateralized by agency mortgage-backed securities valued at $510,000,001; 2.50% - 4.50%; 07/01/2033 - 11/01/2052)	5.34%	07/01/2024	15,006,675	15,000,000
BMO Capital Markets Corp., joint term agreement dated 06/13/2024, aggregate maturing value of $655,795,833 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $663,000,079; 0.00% - 7.50%; 07/09/2024 - 11/20/2073)(d)	5.35%	08/12/2024	25,222,917	25,000,000
Citigroup Global Markets, Inc., joint term agreement dated 06/27/2024, aggregate maturing value of $1,201,072,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,081; 0.25% - 4.88%; 05/31/2025 - 10/31/2028)(d)	5.36%	07/03/2024	15,013,400	15,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 06/28/2024, aggregate maturing value of $500,222,083 (collateralized by U.S. Treasury obligations valued at $510,000,085; 0.38% - 4.75%; 07/31/2025 - 09/30/2030)	5.33%	07/01/2024	17,007,551	17,000,000
ING Financial Markets, LLC, joint agreement dated 06/28/2024, aggregate maturing value of $250,111,250 (collateralized by agency mortgage-backed securities valued at $255,000,000; 1.50% - 6.54%; 11/01/2032 - 06/01/2054)	5.34%	07/01/2024	15,006,675	15,000,000
Mizuho Securities (USA) LLC, joint agreement dated 06/28/2024, aggregate maturing value of $750,333,750 (collateralized by agency mortgage-backed securities valued at $765,000,001; 2.00% - 7.50%; 11/01/2026 - 06/01/2063)	5.34%	07/01/2024	15,006,675	15,000,000
Royal Bank of Canada, joint term agreement dated 03/21/2024, aggregate maturing value of $1,575,429,947 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,536,529,506; 0.00% - 7.00%; 07/18/2024 - 06/01/2054)(d)	5.06%	02/12/2025	4,184,409	4,000,000
Royal Bank of Canada, joint term agreement dated 06/13/2024, aggregate maturing value of $3,692,889,960 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,586,362,111; 0.00% - 7.50%; 07/11/2024 - 07/01/2054)(d)	5.16%	05/30/2025	10,503,100	10,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 06/28/2024, aggregate maturing value of $5,402,403,000 (collateralized by agency mortgage-backed securities valued at $5,512,708,210; 3.00% - 6.50%; 10/20/2042 - 06/20/2054)	5.34%	07/01/2024	17,007,565	17,000,000
TD Securities (USA) LLC, joint term agreement dated 06/27/2024, aggregate maturing value of $500,445,833 (collateralized by agency mortgage-backed securities valued at $510,000,000; 1.50% - 8.00%; 08/01/2024 - 07/01/2054)(d)	5.35%	07/03/2024	25,022,292	25,000,000
Total Repurchase Agreements (Cost $158,000,000)				158,000,000
TOTAL INVESTMENTS IN SECURITIES(e)-99.98% (Cost $287,426,012)				287,426,012
OTHER ASSETS LESS LIABILITIES-0.02%				57,362
NET ASSETS-100.00%				$287,483,374
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco V.I. U.S. Government Money Portfolio

Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2024.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco V.I. U.S. Government Money Portfolio

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value and cost	$129,426,012
Repurchase agreements, at value and cost	158,000,000
Cash	230,404
Receivable for:
Fund shares sold	12,579
Interest	804,766
Investment for trustee deferred compensation and retirement plans	56,674
Other assets	51,173
Total assets	288,581,608
Liabilities:
Payable for:
Fund shares reacquired	838,058
Dividends	81
Accrued fees to affiliates	159,565
Accrued operating expenses	43,856
Trustee deferred compensation and retirement plans	56,674
Total liabilities	1,098,234
Net assets applicable to shares outstanding	$287,483,374
Net assets consist of:
Shares of beneficial interest	$287,806,603
Distributable earnings (loss)	(323,229)
$287,483,374
Net Assets:
Series I	$287,463,384
Series II	$19,990
Shares outstanding, no par value, unlimited number of shares authorized:
Series I	287,609,295
Series II	20,000
Series I:
Net asset value and offering price per share	$1.00
Series II:
Net asset value and offering price per share	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco V.I. U.S. Government Money Portfolio

Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Interest	$7,786,880
Expenses:
Advisory fees	628,218
Administrative services fees	257,865
Custodian fees	3,051
Distribution fees - Series II	19
Transfer agent fees	7,211
Trustees’ and officers’ fees and benefits	10,774
Reports to shareholders	468
Professional services fees	43,183
Other	80,558
Total expenses	1,031,347
Net investment income	6,755,533
Net realized gain from unaffiliated investment securities	3,015
Net increase in net assets resulting from operations	$6,758,548
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco V.I. U.S. Government Money Portfolio

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$6,755,533	$32,808,540
Net realized gain	3,015	30,424
Net increase in net assets resulting from operations	6,758,548	32,838,964
Distributions to shareholders from distributable earnings:
Series I	(6,755,203)	(32,808,121)
Series II	(330)	(419)
Total distributions from distributable earnings	(6,755,533)	(32,808,540)
Share transactions-net:
Series I	(9,999,061)	(1,520,726,256)
Series II	10,000	-
Net increase (decrease) in net assets resulting from share transactions	(9,989,061)	(1,520,726,256)
Net increase (decrease) in net assets	(9,986,046)	(1,520,695,832)
Net assets:
Beginning of period	297,469,420	1,818,165,252
End of period	$287,483,374	$297,469,420
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco V.I. U.S. Government Money Portfolio

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income to average net assets
Series I
Six months ended 06/30/24	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	2.35%	$287,463	0.72%(d)	0.72%(d)	4.67%(d)
Year ended 12/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.53	297,459	0.63	0.63	4.34
Year ended 12/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.26	1,818,155	0.49	0.54	1.42
Year ended 12/31/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.01	460,685	0.10	0.52	0.00
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.22	364,605	0.24	0.48	0.09
Year ended 12/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.71	369,759	0.50	0.54	1.82
Series II
Six months ended 06/30/24	1.00	0.02	0.00	0.02	(0.02)	1.00	2.23	20	0.97(d)	0.97(d)	4.42(d)
Year ended 12/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.28	10	0.88	0.88	4.09
Year ended 12/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.10	10	0.65	0.79	1.25
Year ended 12/31/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.01	10	0.10	0.77	0.00
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	10	0.29	0.73	0.04
Period ended 12/31/19(e)	1.00	0.01	0.00	0.01	(0.01)	1.00	0.78	10	0.72(d)	0.72(d)	1.61(d)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the year ended December 31, 2019.
(d)	Annualized.
(e)	Commencement date after the close of business on May 24, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco V.I. U.S. Government Money Portfolio

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. U.S. Government Money Portfolio (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek income consistent with stability of principal.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
The Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule") and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/ or repurchase agreements collateralized fully by cash or Government Securities. The Board of Trustees has elected not to subject the Fund to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations - The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.	Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - Distributions from net investment income, if any, are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial
9	Invesco V.I. U.S. Government Money Portfolio

statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.450%
Next $500 million	0.425%
Next $500 million	0.400%
Over $1.5 billion	0.375%
*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2024, the effective advisory fees incurred by the Fund was 0.44%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2024, Invesco was paid $64,108 for accounting and fund administrative services and was reimbursed $193,757 for fees paid to insurance companies. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc., (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when
10	Invesco V.I. U.S. Government Money Portfolio

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2024, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$275,526	$-	$275,526

*	Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	36,895,375	$36,895,375	2,062,216,237	$2,062,216,237
Series II	10,000	10,000	-	-
Issued as reinvestment of dividends:
Series I	6,755,203	6,755,203	32,808,121	32,808,121
Reacquired:
Series I	(53,649,639)	(53,649,639)	(3,615,750,614)	(3,615,750,614)
Net increase (decrease) in share activity	(9,989,061)	$(9,989,061)	(1,520,726,256)	$(1,520,726,256)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 87% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
11	Invesco V.I. U.S. Government Money Portfolio

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. U.S. Government Money Portfolio’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance universe median for the one, three and five year periods.  The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its
12	Invesco V.I. U.S. Government Money Portfolio

subsidiaries (the “Transaction”) and that Series I shares of the Fund launched in connection with the closing of the Transaction on May 24, 2019. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees, actual management fees and total expense ratio were in the fourth, fifth and fifth quintile, respectively, of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses. The Board requested and considered additional information from management regarding such contractual management fees, including the differentiated client base associated with variable insurance products and this Fund’s unique client base in particular and the levels of the Fund’s breakpoints in light of current assets.  As previously noted, the independent Trustees reviewed and considered additional information provided by management. The independent Trustees met and discussed those responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2023.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
Collateral Benefits to Invesco Advisers and its AffiliatesThe Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
13	Invesco V.I. U.S. Government Money Portfolio

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld	Abstain
(1)*	Beth Ann Brown	1,550,443,327.01	53,463,783.67	72.16
	Carol Deckbar	1,548,851,074.95	55,056,035.73	5.46
	Cynthia Hostetler	1,549,516,753.58	54,390,357.10	5.46
	Dr. Eli Jones	1,551,019,929.33	52,887,181.35	0.00
	Elizabeth Krentzman	1,549,925,122.65	53,981,988.04	5.46
	Jeffrey H. Kupor	1,549,687,226.80	54,219,883.88	24,704.76
	Anthony J. LaCava, Jr.	1,548,947,748.31	54,959,362.37	24,704.76
	James Liddy	1,548,375,192.65	55,531,918.04	24,704.76
	Dr. Prema Mathai-Davis	1,547,393,262.81	56,513,847.87	5.46
	Joel W. Motley	1,544,770,791.69	59,136,318.99	24,704.76
	Teresa M. Ressel	1,547,757,051.25	56,150,059.42	12.15
	Douglas Sharp	1,548,838,981.16	55,068,129.52	24,711.43
	Robert C. Troccoli	1,548,240,196.84	55,666,913.84	24,704.76
	Daniel S. Vandivort	1,546,986,806.29	56,920,304.39	24,704.76
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
14	Invesco V.I. U.S. Government Money Portfolio

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15	Invesco V.I. U.S. Government Money Portfolio

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Matters submitted during the period covered by this report to a vote of shareholders are filed under Item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies

The aggregate renumeration paid to directors, officers and others is filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The statement regarding basis of approval for investment advisory contracts is filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

None.

Item 16. Controls and Procedures

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

19(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	August 23, 2024

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	August 23, 2024

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	August 23, 2024